Exhibit 99.3 Schedule 1

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Redacted ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
80036044	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	Second	xx	?	????.?	??/??/????	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???	?.???%	360	xx	xx	Conventional	ARM	Cash Out	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	75.152%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	Not Applicable	x.xx%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage dated xx.
The chain of assignment of mortgage is complete since subject mortgage is currently with xx.
There is HOA Lien against xx.
xxxx combined annual taxes were paid off in the amount of $x,xxx.xx dated xx/xx/xxxx.
No prior years delinquent taxes found. Estimated taxes for the year xxxx will be due in the amount of $x,xxx.xx.
As of xx/xx/xxxx, payments are delinquent for less than xx days and next due for xx/xx/xxxx. The last not was received on xx/xx/xxxx for due date xx/xx/xxxx in the amount of $xxx.xx towards PITI. The UPB is $xx,xxx.xx as per tape data.	Collections Comments:As of xx/xx/xxxx, payments are delinquent for less than xx days and next due for xx/xx/xxxx. The last not was received on xx/xx/xxxx for due date xx/xx/xxxx in the amount of $xxx.xx towards PITI. The UPB is $xx,xxx.xx as per tape data.
Available servicing comment and documents in file reveals foreclosure was initialed but FC process delayed due to loss mitigation efforts. FC process currently went on hold. No further details available.
Estimated taxes for the year xxxx will be due in the amount of $x,xxx.xx.
Foreclosure Comments:Available servicing comment and documents in file reveals foreclosure was initialed but FC process delayed due to loss mitigation efforts. FC process currently went on hold. No further details available.
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/xxxx and a new principal balance of $xx,xxx.xx to a step rate starting at x.xxx% and a P&I payment of $xxx.xx beginning xx/xx/xxxx with a new maturity date of xx/xx/xxxx. The rate is in x steps ending at x.xxx%.	Document Showing a Index Numerical Value	xx	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "Monthly income and debts are updated as per final application."
* DTI > 60% (Lvl 2)     "Monthly income and debts are updated as per final application."
																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Operative index numerical value not available based on lender doc."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42531345	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Refinance	88.000%	88.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	35.602%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	As per review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No assignment was found. However, the assignment is with original lender xx.
As per pro title report, mortgage foreclosure was recorded on xx/xx/xxxx in the favor of xx.
xxxx combined xst installment tax is paid in the amount of $x,xxx.xx with no prior delinquency. xxxx combined xnd installment tax is due on xx/xx/xxxx in the amount of $x,xxx.xx. xxxx estimated taxes are due in the amount of $x,xxx.xx.	As per payment history as of date xx/xx/xxxx, the borrower is delinquent more than xxx days. The last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx payment in the amount of P&I $xxx.xx and PITI $x,xxx.xx. The next due date is xx/xx/xxxx. The UPB reflects in payment history is $xxx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy and due for xx/xx/xxxx payment. The last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx payment. The UPB reflects in payment history is $xxx,xxx.xx.
As per comment dated xx/xx/xxxx, the primary reason for default is a curtailment in income it was changed to an excessive obligation. The comment states that the borrower intends to keep the property.
The loan has been modified since origination. As per modified term, the new principal balance is $xxx,xxx.xx out of this $xx,xxx.xx principal balance shall be deferred and interest bearing amount is $xxx,xxx.xx. The borrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning on xx/xx/xxxx to a maturity date xx/xx/xxxx.
As per comment dated xx/xx/xxxx states that the borrower declined the servicer short sale plan.  The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. However, the foreclosure sale was on hold due to the borrower filed bankruptcy.
The borrower filed bankruptcy xx. The plan was confirmed on xx/xx/xxxx. Order on motion for relief from stay was filed on xx/xx/xxxx.
As per comment dated xx/xx/xxxx, the subject property is occupied by the owner and the comment dated xx/xx/xxxx, the property had water damage, flooded to the roof line and not feasible to repair. No further details were found. However, as per BPO report dated xx/xx/xxxx, the property occupied by the owner and average condition. No repairs were needed.
Foreclosure Comments:As per comment dated xx/xx/xxxx states that the borrower declined the servicer short sale plan.  The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. The Judgment was entered on xx/xx/xxxx. Notice of sale was listed on xx/xx/xxxx. As per comment dated  xx/xx/xxxx, the bid was prepared in the amount of xx. The sale was scheduled on xx/xx/xxxx. As per comment dated  xx/xx/xxxx, the publication of sale was scheduled on xx/xx/xxxx. However, the foreclosure sale was on hold due to the borrower filed bankruptcy.
Bankruptcy Comments:The borrower filed bankruptcy xx. Proof of claim was filed on xx/xx/xxxx. The secured claim amount is xx and the amount to cure the default of the date of the petition is $xx,xxx.xx. The plan was confirmed on xx/xx/xxxx. Under confirmed plan, the debtor shall pay the trustee in the amount of $xxx monthly for xx months. Order on motion for relief from stay was filed on xx/xx/xxxx.	This loan modification agreement was made between the borrower xx. As per modified terms, the new principal balance is $xxx,xxx.xx out of this $xx,xxx.xx principal balance shall be deferred and interest bearing amount is $xxx,xxx.xx. The borrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning on xx/xx/xxxx to a maturity date xx/xx/xxxx. There is no provision for the balloon payment.	Final Truth in Lending Discl. Good Faith Estimate HUD-x Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "An illegible copy of HUD-1 available in the loan file located at “xx”.	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing in the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing in the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing in the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36790294	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	Yes	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	????.??	????.??	?.???%	372	xx	xx	Conventional	Fixed	Refinance	68.851%	68.851%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	793	39.042%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx	Not Applicable	x.xxx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for xxxx were paid in the amount of $xxx.xx.
The annual county taxes for xxxx supplemental were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.
The interest column is missing from the payment history located at "xx".

Collections Comments:The loan is currently performing and the next due date is xx/xx/xxxx.
The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWRx has xx
BWRx has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject property is construction to permanent. The modification agreement was made on xx/xx/xxxx between the borrowers “xx.” As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower agreed to pay the P&I of $x,xxx.xx and an interest rate of x.xxx% beginning on xx/xx/xxxx until the maturity date of xx/xx/xxxx.

Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the points and fees charged of $11,475.80 exceed the QM-ATR threshold of 3% after the loan was modified with UPB of $293,214. Further details not provided. Infinity compliance results do not fail the QM points and fees test."
* GSE Points and Fees Test Violations (Lvl 3)     "This loan failed the amortization test as the loan has a date creditor received application after xx, the loan is not fully amortizing, and the loan contains an interest-only feature."
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA finance charge disclosed on final CD as $585,919.23. Calculated finance charge is $593,024.22 for an under disclosed amount of -$7,104.99. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

TRID total of payment disclosed on final CD as $1,236,965.73. Calculated total of payments is $1,244,197.22 for an under disclosed amount of -$7,231.49. Reason for the disclosed total of payments of $1,236,965.73 is not considered accurate because it is understated by more than $100. Subject loan is a refinance, originated on xx/xx/2022 and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7066522	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	???.??	????.??	?.?%	360	xx	xx	Conventional	Fixed	Refinance	54.068%	54.068%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	800	29.443%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx	Not Applicable	x.x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens found.
The xst and xnd installments of county taxes for xxxx-xx were paid in the total amount of $xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
The xst and xnd installments of county taxes for xxxx-xx were due in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The interest column is missing from the payment history located at "xx".
Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by xx.
BWRx has xx.
BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/xxxx shows the new modified unpaid principal balance is $xxx,xxx.xx, which is the interest-bearing amount. The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xxx% starting on xx/xx/xxxx and continuing until the new maturity date of xx/xx/xxxx. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is subject to completion per plans and specifications. The subject loan is xx, and a xx report is available, but minor touch-up items are still needed, including hanging the interior doors and doing some minor touch-up paint. The cost to cure is not available. Final CD reflect escrow holdback in the amount of xx."
* Compliance Testing (Lvl 3)     "The tape shows the points and fees charged of $8,737.50 exceed the QM-ATR threshold of 3% after the loan was modified with UPB of $261,772. Further details not provided. Infinity compliance results do not fail the QM points and fees test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed GSE (Fannie Mae Public Guidelines) amortization test due to the loan contains an interest-only feature.

Loan failed qualified mortgage interest only test due to this loan is an interest only loan."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as $283,511.60. Calculated finance charge is $286,180.93 for an under disclosed amount of $2,669.33. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years.

TRID total of payment disclosed on final CD as $606,508.50. Calculated total of payments is $609,285.93 for an under disclosed amount of $2,777.43. Reason for the disclosed total of payments of $606,508.50 is not considered accurate because it is understated by more than $100. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years.

Subject loan is a refinance, originated on xx/xx/2022 and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96685179	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	786	Not Applicable	49.880%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx.
No active judgments or liens have been found.
The first installment of county tax for xxxx has been paid in the amount of $x,xxx.xx.
The second installment of county tax for xxxx has been due in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
As per the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by xx.
Borrower has xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at xx.. Tape shows income miscalculation. The revised DTI is 57%. Lender defect. Further details were not provided. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has xx.		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73009595	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	89.474%	89.474%	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	38.347%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual county taxes for xxxx were paid on xx/xx/xxxx in the amount of $xxxx.xx.
No prior year's delinquent taxes were found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:Collection comments are missing from the loan file.
The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of damage or repair was found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Transmittal (xxxx)	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed compliance ease delivery and timing test for initial loan estimate dated xx/xx/2024 and hand-signed on xx/xx/2024 of which is greater than 3 days from the initial application date xx/xx/2024. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of initial LE. The subject loan is a purchase case, originated on xx/xx/2024, and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx/xx/2024 delivered on xx/xx/2024 which is more than 3 business days from initial application date xx/xx/2024. The subject loan is a purchase case, originated on xx/xx/2024, and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan lost AUS approval as a result of updating property type as a xx. The DU report available in the file shows property type incorrectly submitted as xx. FNMA would not allow a manual UW, nor would they allow a principal reduction to bring down LTV to receive an approve/eligible. Further details were not provided."
* Missing Required Disclosures (Lvl 3)     "The home loan toolkit is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Home is affixed.
																																																																																								As per appraisal report, the subject property is xx. Affixation affidavit is available at x which states property is permanently affixed to the land and VIN/Serial# xx.		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37045662	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	76.364%	76.364%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	656	Not Applicable	38.887%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxx	x.xx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of town taxes for xxxx is paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of town taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the RFD was excessive obligations.
As per the comment dated xx/xx/xxxx, the trial MOD has been approved. Further details were not provided.
According to the comment dated xx/xx/xxxx, the FB plan has been approved, and the comment dated xx/xx/xxxx shows that the forbearance plan payment was received. Further details regarding the FB plan were not provided.
The comment dated xx/xx/xxxx shows that the loss draft has been ordered, which indicates that there are damages to the subject property. Further details regarding the type of damage, estimated cost of repair, or repair completion were not provided.
No foreclosure activity has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and the lender on xx/xx/xxxx. As per this modification agreement, the new principal balance is $xxx,xxx.xx, and the borrower promised to pay principal and interest in the amount of $x,xxx.xx at a rate of x.xxx%. According to this agreement, the new maturity date will be xx/xx/xxxx. There is a deferred balance in the amount of $x,xxx.xx.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 38.88%. Tape shows lender failed to obtain supporting documents for receipt of child support income and omission of mortgage debt on departure REO property. Revised DTI is 58.13%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2018, and the 3-year SOL is expired. BWR has xx.
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63989573	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	750	777	45.208%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx.
There is a credit card judgment found against the borrower in favor of xx.
There is a state tax lien found against the borrower in favor of the xx.
The first and second installments of combined taxes for xxxx have been paid in the total amount of $x,xxx.x on xx/xx/xxxx and xx/xx/xxxx.
The first and second installments of school taxes for xxxx have been paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is curtailment of income.
The loan was modified on xx/xx/xxxx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/xxxx, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/xxxx, the borrower’s income has been impacted xx.
The loan was originated on xx/xx/xxxx, and the xx.
BWRx has xx.
BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx with an effective date of xx/xx/xxxx shows the new modified unpaid principal balance is $xxx,xxx.xx. The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xx% starting on xx/xx/xxxx and continuing until the new maturity date of xx/xx/xxxx. There is no deferred balance or principal forgiven amount. There is an affidavit under xx.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.20%. The tape shows the lender failed to establish the BWRs income stability and BWR misrepresented debts. The revised DTI is 103.14%. Further details are not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR1 has xx.
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $15,417.95 fees threshold $13,218.50 over by +$2,199.45.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $12,271.88
Points - Loan Discount Fee paid by Borrower: $3,146.07."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $15,417.95 exceeds fees threshold of $13,218.50 over by +$2,199.45.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $12,271.88
Points - Loan Discount Fee paid by Borrower: $3,146.07."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.20%, as the borrower’s income is $6,149.86 and total expenses are in the amount of $2,780.20 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 45.21%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47236285	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	FHA	Fixed	Cash Out	72.679%	72.679%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	628	793	40.145%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is a child support lien found against the borrower in favor of xx.
The first and second installments of county taxes for the year xxxx-xxxx are due on xx/xx/xxxx and xx/xx/xxxx in the total amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per payment history is $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the RFD is curtailment of income.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. CCs do not show any damage.
BWRx has xx.
BWRx xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 40.14%. Tape shows lender used non occupant BWR2 income to qualify and failed to document credit report for BWR2. The revised DTI is 88.59%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR1 has xx.
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Points - Loan Discount Fee at $1,692.67. CD dated 0xx/xx/2021 reflects Points - Loan Discount Fee at $1,866.22. This is an increase in fee of $173.55 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on 0xx/xx/2021 and the 3-year SOL is expired."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8869494	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	664	Not Applicable	39.895%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx.
No active judgments or liens were found.
The xxxx combined annual taxes were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
As per the updated report dated xx/xx/xxxx, the subject mortgage was re-recorded on xx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was xx.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan closed with an LTV of xx is uninsurable as the appraised value of xx is less than the sales price of xx. Further details were not provided. xx search shows an estimated value of xx."
* MI, FHA or MIC missing and required (Lvl 3) "FHA mortgage insurance certificate is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2023 reflect Points - Loan Discount Fee $2,731.00. CD dated xx/xx/2023 reflects Points - Loan Discount Fee $2,841.32
Loan estimate dated xx/xx/2023 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2023reflects Appraisal Re-Inspection Fee at +$200.00.
This is a cumulative increase in fee of $310.32 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is Purchase case, originated on xx/xx/2023 and the 1 year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per appraisal report located at xx.		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42468031	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	32.626%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx.
There are two UCC liens found against the subject property xx.
The xst and xnd installments of county taxes for xxxx-xx are due in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx and deferred balance is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx and deferred balance is $xx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per comment dated xx/xx/xxxx, borrower is on forbearance plan for x months.
No information has been found related to damage or repairs.
As per seller’s tape data the subject property is owner occupied.
As per the deferment agreement dated xx/xx/xxxx, which is located at xx.
As per servicing comment dated xx/xx/xxxx, the borrower’s income has been impacted xx.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 32.62%. Tape shows income and asset misrepresentation. File shows $17K assets; cash to close required $7K. Revised DTI is 93.54%. Further details were not provided. BWR defect. The subject loan originated on xx/xx/2017, and the 3-year SOL is expired. BWR has xx.
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on CD dated xx/xx/2027. Initial CD dated xx/xx/2017 reflects lender credit at $1,089.00. Final CD dated xx/xx/2017 reflects lender credit at $992.94. This is a decrease of $96.06 for fee which has 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is purchase case, originated on xx/xx/2017, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99800375	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	52.941%	52.941%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx.
No active judgment or lien has been found.
The first installment of county taxes for xxxx-xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
The second installment of county taxes for xxxx-xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s tax details have been found.
The latest payment history is missing from the loan file. According to payment history tape data as of xx/xx/xxxx, the borrower has been delinquent with the loan for x months, and the next due date is xx/xx/xxxx. The P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is collection.
According to payment history tape data as of xx/xx/xxxx, the borrower has been delinquent with the loan for x months, and the next due date is xx/xx/xxxx. The P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
The appraisal report dated xx/xx/xxxx in the loan file is as is, but the photo addendum reflects some repairs at chipping paint in the pan of the primary bath shower, a hole in stucco at the rear, trim at the front and rear, and wear/age is showing on the entry door and trim. CCs do not show any damage.
BWR x income details are not available.
BWR x has xx.
BWR x xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing or error on the Rate Lock Transmittal (xxxx)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, and the photo addendum reflects some repairs at for chipping paint in the pan of the primary bath shower, a hole in stucco at the rear, trim at the front and rear, and wear/age is showing on the entry door and trim. The appraisal report does not reflect the cost of completing the work. 1004D report is missing from the loan documents. Also, the final CD does not reflect any holdbacks."
* Compliance Testing (Lvl 3)     "Loan failed qualified mortgage lending policy points and fees test due to fees charged $7,788.75 exceeds fees threshold of $6,451.96 over by +$1,336.79.
The below fees were included in the test:
Lender Fee paid by Borrower: $1,050.00
Mortgage Broker Fee paid by Borrower: $4,500.00
Points - Loan Discount Fee paid by Borrower: $2,238.75."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $7,788.75 exceeds fees threshold of $6,451.96 over by +$1,336.79.
The below fees were included in the test:
Lender Fee paid by Borrower: $1,050.00
Mortgage Broker Fee paid by Borrower: $4,500.00
Points - Loan Discount Fee paid by Borrower: $2,238.75."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the BWR did not complete homeownership counseling prior to closing. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Valid proof of hazard insurance doc is missing from loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90923872	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	????.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	643	Not Applicable	34.275%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is a junior mortgage that was originated on xx/xx/xxxx and recorded on xx.
The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx.
The first and second installments of county taxes for xxxx were paid in the amount of $x,xxx.xx.
The annual county taxes for xxxx are delinquent in the amount of $x,xxx.xx, which are good through xx/xx/xxxx.
The annual utilities/MUD taxes for xxxx are delinquent in the amount of $xxx.xx, which are good through xx/xx/xxxx.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/xxxx.
The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller's tape, the subject property is owner occupied.
As per the collection comment dated xx/xx/xxxx, the roof of the subject property was damaged due to the hail on xx/xx/xxxx. Unable to determine the actual cost of repairs. The borrower received the loss draft check in the amount of $xx,xxx.xx. As per the collection comment dated xx/xx/xxxx, there is another loss draft check received in the amount of $xx,xxx.xx on xx/xx/xxxx. Unable to determine the current condition and status of the repairs.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan fail QM eligibility requirements. Mavent report in file shows points and fees charged at closing exceeded QM points and fees threshold. The lender provided post-consumption CD with lender credit of $1,674.74 as cure for QM points and fees test failure. Further details not provided."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2022 and the 3-year SOL is active."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "LP report is missing from the loan documents."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "As per the document tracker located at xx, the initial CD dated xx/xx/2021 is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50808189	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	801	Not Applicable	49.137%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx.
No active judgments or liens have been found.
The annual county tax for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR receives xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx. The tape shows xx. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR receives xx.
* Property Marketability Issues (Lvl 4) "Tape shows supporting documents for complete details on the special assessment of xx approved for the condo project and litigation judgment in favor of xx referred in the xx are missing from the loan documents. Further details not provided. xx shows an estimated value of xx. Current UPB xx."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID tolerance test is incomplete due to the initial LE missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Document tracker located at xx. Initial LE is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41513455	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	44.926%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx.
No active judgments or liens have been found.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy state.
BWR was xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Compliance ease TRID tolerance test is incomplete due to initial loan estimate is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan is uninsured by the VA as the BWR does not have any entitlement remaining. Further details not provided."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $177,743.53. Calculated finance charge is $178,093.53 for an under disclosed amount of -$350.00. The subject loan originated on xx/xx/2024, and the 1-year TILA SOL is active.

																																																																																								Subject loan is a purchase, originated on xx/xx/2024 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89140020	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	621	669	49.987%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. The tax status is to follow.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is in performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
No evidence related to occupancy and current condition of the subject property has been found in the collection comments. CCs do not show any damage.
BWRx has xx.
BWR x has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is uninsured. Further details were not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA mortgage insurance certificate is missing from loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23020572	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	74.648%	74.648%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	44.957%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. The third and fourth installments of county taxes for xxxx are due in the total amount of $xxx.xx on xx/xx/xxxx and xx/xx/xxxx respectively. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No bankruptcy and foreclosure evidence has been found.
No evidence related to occupancy and current condition of the subject property has been found in the collection comments. The appraisal report is subject to repairs for missing water heater dual seismic straps that need to be installed. Estimated cost to cure is $xxx.xx. CCs do not show damages.
BWRx has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is subject to repairs for missing water heater dual seismic straps that need to be installed. Estimated cost to cure is $350.00. The 1004D/Completion report is missing from the loan documents, and the final CD does not reflect escrow holdback."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan failed compliance ease delivery and timing test for revised closing disclosure dated xx/xx/2023. Document tracker is missing, and 3 business days were added to get the receipt date xx/xx/2023, which is after the consummation date xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan was approved at 44.95%. Tape shows rental income miscalculation. Revised DTI is 48.88%. BWR1 has xx.
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$350.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84591906	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Purchase	73.576%	93.364%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	802	819	28.169%	First	Final policy	Not Applicable	xxxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is a junior mortgage originated on xx/xx/xxxx xx.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual combined taxes for xxxx were due in the amount of $xx,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest servicing comments.
BWRx was xx.
BWRx was xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the terms of the subordinate financing loan are missing from the loan package. The subject loan closed with a subordinate financing loan of $195K and note, mortgage with loan terms, and final CD of the subordinate loan is available in the loan package. Further details not provided."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows that the appraiser failed to provide sufficient analysis and market data to support that the appraisal sales were in competitive neighborhoods. The comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx. Compxx, is closest to the subject property. Zillow search shows an estimated value of xx. Current UPB is $716K."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33261579	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	768	802	42.952%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx.
No active judgments or liens found.
The annual county taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
The annual school taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/xxxx with the first payment date xx/xx/xxxx. According to the payment history as of xx/xx/xxxx, the first payment of the loan has not started yet. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the payment history as of xx/xx/xxxx, the first payment of the loan has not started yet. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
No evidence related to occupancy or the current condition of the subject property has been found in the loan file.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (xxxx)	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues  (Lvl 3)     "The tape shows the subject condo is a non-warrantable project. Further details not provided. Zillow search shows an estimated value of xx. Current UPB xx."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary at the time of closing is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16869309	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	xx	No	Bankruptcy	Chapter 11	xx	?????.??	No	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Refinance	75.129%	75.129%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of Pro Title Report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of the assignment is complete as the subject mortgage is currently with xx.

There is an active Junior Mortgage in the amount of $xx,xxx.xx in favor of xx.

x. There is a Notice of Federal Tax Lien in favor of xx.
x. There is a Notice of Judgment lien in favor of xx.
x. There is a Notice of Judgment lien in favor of xx.
x. There is a Notice of Judgment lien in favor of xx.
x. There is a Notice of Judgment lien in favor of xx.
x. There is a Notice of Judgment lien in favor of xx.
Annual County taxes for the year xxxx are paid in the amount of $xxx.xx. No prior years delinquent taxes found.	Review of updated payment history shows the subject loan is currently delinquent for +xxx days. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with a rate of interest of x.xxx% for the due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. The UPB as of the date is in the amount $xx,xxx.xx.	Collections Comments:The loan is in active bankruptcy and is due for xx/xx/xxxx. The borrower is delinquent with the loan for more than xxx+ days and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. which was applied to the due date of xx/xx/xxxx. The current UPB is reflecting in the amount of $xx,xxx.xx.

As per the review of servicing comments, foreclosure was initiated. The file was referred to an attorney on xx/xx/xxxx.  As per the Notice of Lis Pendens xx, the foreclosure complaint was filed with xx. No, any further information is available. Currently, the foreclosure is on hold due to the borrower filed bankruptcy under xx.
As per servicing comment dated xx/xx/xxxx, this loan is in a litigation and file was sent to review the litigation matter, however, there is no such comment available in the file that confirms the reason of litigation. As per comment dated xx/xx/xxxx, the litigation is still pending.

As per the bankruptcy plan document, the POC in the amount of xx and the property value cram down to xx. Hence, unsecured claim amount of xx, considered as cram down amount. The secured portion will be paid over xx years at the rate of x.xx% at the amount of $xxx.xx per month. As per comment available on xx/xx/xxxx, the Roland have abandoned their plan to surrender the properties by Deed in Lieu of foreclosure. The debtors are now back with amended xx & disclosure statement seeking to cram down the loans to their secured values.
As per latest BPO in the file dated xx/xx/xxxx, the subject property is occupied by an unknown party and is in average condition.
As per the review of PACER report, the borrower filed bankruptcy under xx. The motion for relief from stay was filed on xx/xx/xxxx.
The POC was filed on xx/xx/xxxx with a secured claim amount of xx with an arrearage of arrearage is $xx,xxx.xx.  The date of the last filing is xx/xx/xxxx.
As per chapter xx plan, the subject property value is xx  (Secured claim) out of POC amount of xx and unsecured claim amount xx. The secured portion will be paid over xx years with rate of x.xx% at the amount of $xxx.xx per month however, there are no comments available in the file that confirms the property value is crammed down
The Chapter xx Amended Plan was filed on xx/xx/xxxx and reflects the subject property listed xx.
The US trustee has filed a motion to dismiss or convert to Chapter-x and the hearing is set for xx/xx/xxxx.
Motion was filed to convert case from xx.
Borrower disputes loss mitigation workout results per available comment on xx/xx/xxxx.
Servicing comment dated xx/xx/xxxx reflects the loan was recently service released from xx.  The file was on hold with Chase due to ongoing Litigation and the Bankruptcy filing of borrower.  Comment dated xx/xx/xxxx reflects Litigation is due to objecting to the Amended xx and Disclosure Statement seeking to Cram Down the loans to their secured values and restructuring their loans.  The service is proceeding to advocate xx surrender the properties to xx by means of a court approved Bankruptcy Sale conducted under xx.  Creditor is waiving its interest in any unsecured deficiency claims in exchange for the transfer of title free and clear of liens to the properties securing the loans.  Per servicing comments as of xx/xx/xxxx, a new Plan Confirmation Hearing Date had not yet been scheduled. As per latest comment on xx/xx/xxxx, the litigation on file is still pending.

Foreclosure Comments:As per the review of servicing comments, foreclosure was initiated. The file was referred to an attorney on xx/xx/xxxx.  As per the Notice of Lis Pendens xx, the foreclosure complaint was filed with xx. No, any further information is available. Currently, the foreclosure is on hold due to the borrower filed bankruptcy under xx.
Bankruptcy Comments:As per the review of PACER report, the borrower filed bankruptcy under xx.

Creditor xx for reference (Locator: xx)-

The POC was filed on xx/xx/xxxx with a secured claim amount of xx with an arrearage of arrearage is $xx,xxx.xx.  The date of the last filing is xx/xx/xxxx.
As per xx(Secured claim) out of POC amount of xx and unsecured claim amount $xx,xxx.xx. The secured portion will be paid over xx years with rate of x.xx% at the amount of $xxx.xx per month however, there are no comments available in the file that confirms the property value is crammed down
The xx and reflects the subject property listed under xx.
The US trustee has filed a motion to dismiss or convert to Chapter-x and the hearing is set for xx/xx/xxxx.
Motion was filed to convert case from xx.
Borrower disputes loss mitigation workout results per available comment on xx/xx/xxxx.
Servicing comment dated xx/xx/xxxx reflects the loan was recently service released from Chase.  The file was on hold with Chase due to ongoing Litigation and the Bankruptcy filing of borrower.  Comment dated xx/xx/xxxx reflects Litigation is due to objecting to the Amended Cxx.  The service is proceeding to advocate confirmation of the xx by means of a court approved Bankruptcy xx.  Creditor is waiving its interest in any unsecured deficiency claims in exchange for the transfer of title free and clear of liens to the properties securing the loans.  Per servicing comments as of xx/xx/xxxx, a new Plan Confirmation Hearing Date had not yet been scheduled. As per latest comment on xx/xx/xxxx, the litigation on file is still pending.

Not Applicable	Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available from the file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination of the loan is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3363862	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	?	???.??	??/??/????	xx	No	Bankruptcy	Chapter 11	xx	?????	No	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Refinance	75.652%	75.652%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of Pro Title Report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of the assignment is complete. Latest assignment is xx.
 There is a Certificate of Delinquency in the title report in the amount of $x,xxx.xx in favor of xx .

x. There is an open active junior mortgage in favor of xx.

x. There is a Notice of Federal Tax Lien in favor of xx.
x. There is a Notice of Judgment lien in favor of xx.
x. There is a Notice of Judgment lien in favor of xx.
x. There is a Notice of Judgment lien in favor of xx.
x. There is a Notice of Judgment lien in favor of  xx.
x. There is a Notice of Judgment lien in favor of xx.
Annual County taxes for the year xxxx is paid in the amount of $xxx.xx.
No prior years delinquent taxes found.

As per the review of updated payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for more than xxx+ days and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The current UPB is reflecting in the updated payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in active bankruptcy and is due for xx/xx/xxxx. The borrower is delinquent with the loan for more than xxx+ days. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The current UPB is reflecting in the amount of $xx,xxx.xx.
As per the review of servicing comments foreclosure was initiated. The file was referred to an attorney on xx/xx/xxxx. As per Notice of Lis Pendens found at xx the foreclosure complaint was filed with xx. No, any further information is available. Currently, the foreclosure is put on hold due to the borrower filed bankruptcy under chapter xx with case#xx-xxxxx on xx/xx/xxxx. The foreclosure is still on hold.
As per servicing comment dated xx/xx/xxxx, says the property value has been crammed down under xx and unsecured claim amount of $xx,xxx.xx. The secured portion will be paid over xx years at x.xx% at the amount of $xxx.xx.
As per comment dated xx/xx/xxxx, the borrower has now abandoned their plan to surrender the properties to xx.
As per latest BPO dated xx/xx/xxxx, the subject property is occupied by owner and is in average condition & no visible damages noted and minimal maintenance is apparent.

Foreclosure Comments:As per the review of servicing comments foreclosure was initiated. The file was referred to an attorney on xx/xx/xxxx. As per Notice of Lis Pendens found at xx  the foreclosure complaint was filed with xx. No, any further information is available. Currently, the foreclosure is put on hold due to the borrower filed bankruptcy under chapter xx with xx.
Bankruptcy Comments:As per the review of PACER report, the borrower filed bankruptcy under xx.

Creditor xx for reference (Locator: xx)-

The POC with claim xx and the amount of arrearage is $xx,xxx.xx. The motion for relief from stay was filed on xx/xx/xxxx. The date of the last filing is xx/xx/xxxx. The property value is crammed down under xx and unsecured claim amount of $xx,xxx.xx. The secured portion will be paid over xx years with rate of x.xx% at the amount of $xxx.xx per month however, there are no comments available in the file that confirms the property value is crammed down but comment dated xx/xx/xxxx states the proposed secured value xx and unsecured claim amount would be in the amount of xx. As per comment available on xx/xx/xxxx, the xx have abandoned their plan to surrender the properties by Deed in Lieu of foreclosure. The debtors are now back with amended chapter xx cram down plan & disclosure statement seeking to cram down the loans to their secured values. For
Not Applicable	Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 (Settlement Statement) is missing from the loan file however, the estimated HUD-1 or fee itemization not found in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13803860	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	xx	No	Bankruptcy	Chapter 11	xx	?????.??	No	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Refinance	81.311%	81.311%	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of Pro Title Report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of the assignment is complete. Latest assignment is xx.

x. There is a Notice of Federal Tax Lien in favor of xx.
x. There is a Notice of Judgment lien in favor of xx.
x. There is a Notice of Judgment lien in favor of xx.
x. There is a Notice of Judgment lien in favor of xx.
x. There is a Notice of Judgment lien in favor of xx.
x. There is a Notice of Judgment lien in favor of xx.
Annual County taxes for the year xxxx were paid off in the amount of $xxx.xx.
No prior years delinquent taxes found.	As per review of the payment history, the subject loan is delinquent for +xxx days. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied to xx/xx/xxxx & the next due date is xx/xx/xxxx. The current UPB as of the date is in the amount of $xx,xxx.xx.	Collections Comments:The subject property is in active Bankruptcy and as per review of the payment history, the subject loan is delinquent for +xxx days. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied to xx/xx/xxxx & the next due date is xx/xx/xxxx. The current UPB as of the date is in the amount of $xx,xxx.xx.
As per the BPO report dated xx/xx/xxxx, the property is occupied by an unknown party. No repair or damage was found. The property is in good condition.
Foreclosure was placed on hold when Borrower filed Bankruptcy xx.
Borrower filed bankruptcy xx. POC was filed on xx/xx/xxxx with a xx with an arrearage of $xx,xxx.xx.

xx for reference-
As per chapter xx plan, the subject property value is xx out of POC amount of xx and unsecured claim amount $xx,xxx.xx. The secured portion will be paid over xx years with rate of x.xx% at the amount of $xxx.xx per month however, there are no comments available in the file that confirms the property value is crammed down but comment dated xx/xx/xxxx states the proposed secured value xx. As per comment available on xx/xx/xxxx, the xx have abandoned their plan to surrender the properties by Deed in Lieu of foreclosure. The debtors are now back with amended chapter xx cram down plan & disclosure statement seeking to cram down the loans to their secured values.
As per commented on xx/xx/xxxx, the file was litigated and litigation is still pending per xx/xx/xxxx comment however, comments are not enough to confirm for what reason was litigated.

As per commented on xx/xx/xxxx, the plan confirmation hearing has not been scheduled. Motion was filed to convert case xx

As per commented on xx/xx/xxxx, Attorney will proceed to advocate confirmation of the chapter xx bankruptcy plan to surrender the properties to xx.  Creditor is waiving its interest in any unsecured deficiency claims in exchange for the transfer of title free and clear of liens to the retained counsel to defend it with respect to the debtors’ objections to claims that are still pending with the court. Fay will need to retain counsel for in that matter. Attorney firm had been representing chase with respect to the claim objections.
The debtors expressed interest in xx  agreement allow their loans to be restructured or modified to allow them to retain the properties. The debtors feel that chase and xx strongly opposed to that course of action.

Foreclosure Comments:Foreclosure was initiated against the subject mortgage and was placed on hold when Borrower xx. POC was filed on xx/xx/xxxx with a secured claim of xx.

Creditor xx-
As per chapter xx plan, the subject property value is xx and unsecured claim amount $xx,xxx.xx. The secured portion will be paid over xx years with rate of x.xx% at the amount of $xxx.xx per month however, there are no comments available in the file that confirms the property value is crammed down but comment dated xx/xx/xxxx states the proposed secured value would be of $xx,xxx.xx and unsecured claim amount would be in the amount of $xx,xxx.xx. As per comment available on xx/xx/xxxx, the xx have abandoned their plan to surrender the properties by Deed in Lieu of foreclosure. The debtors are now back with amended chapter xx cram down plan & disclosure statement seeking to cram down the loans to their secured values.
As per commented on xx/xx/xxxx, the file was litigated BK account litigated and litigation is still pending however, comments are not enough to confirm for what reason was litigated.

As per commented on xx/xx/xxxx, the plan confirmation hearing has not been scheduled. Motion was filed to convert xx.

As per commented on xx/xx/xxxx, Attorney will proceed to advocate confirmation of the chapter xx bankruptcy plan to surrender the properties to xx.  Creditor is waiving its interest in any unsecured deficiency claims in exchange for the transfer of title free and clear of liens to the retained counsel to defend it with respect to the debtors’ objections to claims that are still pending with the court. xx will need to retain counsel for in that matter. Attorney firm had been representing xx with respect to the claim objections.

The debtors expressed interest in asking xx to perhaps enter into agreement allow their loans to be restructured or modified to allow them to retain the properties. The debtors feel that xx forced them into the situation. xx were strongly opposed to that course of action.
Not Applicable	Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available from the file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination of the loan is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81191707	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	742	Not Applicable	23.031%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
No active liens and judgments have been found against the borrower and subject property.
The annual county taxes for xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
Unable to determine the current condition and occupancy of the subject property.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows Fannie Mae did not agree with the use of comparables. Appraisal report shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx. Comp #xx, is closest to the subject property. xx search shows an estimated value of xx. Current UPB is xx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45892773	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	57.913%	57.913%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	Yes	795	Not Applicable	33.797%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx.
No active judgments or liens have been found.
The annual county taxes for xxxx are paid in the amount of $xx,xxx.xx on xx/xx/xxxx.
The annual county taxes for xxxx are due in the amount of $xx,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:Currently, the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the CD dated xx/xx/2024 reflecting a change in the loan product from ARM to fixed rate, and the change in APR was not delivered 3 business days prior to the consummation date. Infinity compliance report fails delivery and timing test due to APR disclosed was inaccurate and requires a new 3-day waiting period to be satisfied prior to the consummation date. Further details not provided."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
28856272	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/xxxx, the loan is current and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The P&I is $x,xxx.xx with an interest rate of xx.xxx% and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
Unable to determine the current occupancy and condition of the subject property.
Unable to determine the reason for default.
No information has been found regarding the foreclosure and bankruptcy.
No damage and repairs have been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14371676	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	?	?????.??	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	41.817%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found.
The xst installment of county taxes for xxxx is due in the total amount of $x.xx.
The xnd installment of county taxes for xxxx was paid in the amount of $xx,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/xxxx and the first payment date is xx/xx/xxxx. The next due date is xx/xx/xxxx. Details of the last payment received are not available. As per tape, the current P&I is $x,xxx.xx and interest rate is x.xx%. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/xxxx and the first payment date is xx/xx/xxxx. The next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per tape data, the subject property is closed as primary.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 41.81%. Tape shows rental income miscalculation as the lender considered rental income from departure REO based on the lease agreement, and the REO was listed for rent shortly after closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has xx.
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96069572	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	43.692%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
The annual combined taxes for the year xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was xx.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.69%. Tape shows lender used BWR departing residence lease in DTI calculations. BWR listed prior residence for sale prior to closing.
																																																																																								Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has xx.		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70682549	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	805	Not Applicable	49.644%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active liens and judgments have been found.
Annual combined taxes for the year of xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. Current P&I is $xxxx.xx, and the interest rate is x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The new UPB is reflected in the amount of $xxx,xxx.xx.
As per the tape data the subject property is non-owner occupied.
No damage and repairs have been found.
No evidence has been found for foreclosure and bankruptcy.
BWR xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 49.64%. Tape shows BWR was qualified based on a new employment offer and never started the new job. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR xx.										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79125576	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	767	745	47.151%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWRx has xx.
BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $3,974.86. This is an increase in fee of +$3,974.86 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.15%. Tape shows BWR2 did not return to work from leave. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has been xx.
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71008660	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	739	747	48.725%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes of the year for xxxx are paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was xx.
BWR has xx.
BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.73%. Tape shows BWR2 was not employed prior to closing. The revised DTI is 88%. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active. BWR has xx.
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52188812	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	768	Not Applicable	30.575%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is a UCC lien against the property in favor of xx.
The annual combined taxes for xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.
The annual combined taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.
Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows a gift by donor who is BWR's spouse is not acceptable on NOO loan as the gift donor is not included as co buyer on the purchase agreement. Bank statement in file shows xx.											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15109141	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	?	???	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	749	756	48.856%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for xxxx is paid in the amount of $xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	The loan originated on xx/xx/xxxx and the first payment date is xx/xx/xxxx. As per the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The current status is performing.
The loan originated on xx/xx/xxxx and the first payment date is xx/xx/xxxx. As per the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%. The UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWRx has xx.
BWRx has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.85%. Tape shows rental income from ADU of subject property is not supported by agency guideline. Further details not provided. Lender defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has xx.		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6868872	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	714	Not Applicable	41.584%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found.
The xxxx county annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual water charges for xxxx have been due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
No information about the current occupancy of the subject property has been found in CC.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as xx. Tape shows BWR listed the subject property xx after closing. Review treating as xx. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 41.58%. Tape shows BWR listed the subject property for sale after closing. Review treating as NOO causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has xx.
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6184699	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	103.869%	103.869%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	30.130%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
As per the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per payment history is $xxx,xxx.xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is unable to be determined.
No information has been found regarding the forbearance plan.
The tape defect shows a home style that has aged out as a result of incomplete repairs.There is no evidence to confirm the exact cost and current status of repairs. CCs do not show damages.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and appraisal report show subject to repairs for all interior walls and ceilings, the exterior roof, a hole in the kitchen wall, and the septic system that needs to be installed. xx is missing from the loan documents. The final CD reflects the escrow holdback in the amount of xx."
* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD reflects escrow holdback in the amount of xx. Proof for release of escrow holdback is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from initial application date xx/xx/2022.

This loan failed the TRID Rate Lock Disclosure Delivery Date Test.

The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32087966	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	773	32.399%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens found.
The xst and xnd installments of city taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was xx.
BWRx has xx.
BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows unable to verify occupancy. Review treating as NOO. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 32.39%. Tape shows lender was unable to verify occupancy. Review is treating as NOO causing lender to omit BWR primary housing expense.
																																																																																								Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has xx.		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99016557	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	?	?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	63.063%	63.063%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	48.687%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found.
No prior year’s delinquent taxes have been found.
Taxes are exempt.

According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected is $xxx,xxx.xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
The xx.
BWR receives xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.68%. The tape shows undisclosed debt, and the revised DTI is 66.62%. BWR defect. The subject loan was originated on xx/xx/2020, and the 3-year SOL is expired. BWR receives xx.
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Compliance failing for state regulations. PA license validation test. In the state of PA, lender is licensed under state ID#xx as per NMLS web site."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.68%, as the borrower’s income is $1,844.89 and total expenses are in the amount of $898.23 and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 49.00%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61593178	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	769	782	49.448%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. The xnd installment of county taxes for the year xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx. As per the tape data, the subject property is owner-occupied. The post-closing details regarding the foreclosure and bankruptcy have not been found. No details pertaining to the damage to the subject property have been observed.
BWRx has xx.
BWRx xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as xx. Tape shows BWR listed the subject property xx the day after closing. Review treating as xx. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 49.44%. Tape shows BWR listed the subject property for sale the day after closing. Review treating as NOO causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has xx.		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83890119	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	No	Not Applicable	First	?	???	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	708	821	21.607%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
The annual county taxes for xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.
The annual county taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The reason for the default is unable to be determined.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
Unable to determine the occupancy of the subject property.
The xx
BWRx has xx.
BWRx has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows appraisal report has deficiencies, and the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx. Comp xx, is closest to the subject property. xx search shows an estimated value of xx. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 21.60%. The tape reflects an increased DTI of 34.09%. Further details were not provided. The subject loan originated on xx/xx/2020, and the 3-year SOL is expired. BWR has xx.
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2020 reflects the sum of Section C fees and Recording fee at $1,222.00. Final CD dated xx/xx/2020 reflects the sum of Section C and Recording fee at $1,422.00. This is a cumulative increase of $77.80 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Settlement services provider list is missing from loan documents."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64507511	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	?	????.??	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	99.910%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	774	Not Applicable	49.125%	First	Final policy	Not Applicable	xxxx.x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
The xxxx county annual taxes were paid in the amount of $xxx.xx on xx/xx/xxxx.
The xxxx city annual taxes were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	The loan is originated on xx/xx/xxxx and first payment date is xx/xx/xxxx. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. As per tape the current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
The loan is originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. Initial CD dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $537.00. Final CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $590.72. This is a cumulative increase of $53.72 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject loan closed with an LTV of xx that exceeds the LTV threshold of Freddie Mac for xx. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per appraisal report located at xx. The affidavit of affixation document available in loan files at xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79161369	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	715	Not Applicable	49.554%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx.
The annual county taxes for xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.

Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan failed the QM points and fees test. Further details not provided. Infinity compliance result shows the loan failed QM points and fees test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $19,073.13 fees threshold $12,939.14 over by +$6,133.99.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: $100.00
Mortgage Insurance Premium paid by Borrower: $15,207.13
Points - Loan Discount Fee paid by Borrower: $2,256.00
Processing Fee paid by Borrower: $495.00
Tax Monitoring Service Fee paid by Borrower: $70.00
Underwriting Fee paid by Borrower: $945.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $19,073.13 exceeds fees threshold of $12,939.14 over by +$6,133.99.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: $100.00
Mortgage Insurance Premium paid by Borrower: $15,207.13
Points - Loan Discount Fee paid by Borrower: $2,256.00
Processing Fee paid by Borrower: $495.00
Tax Monitoring Service Fee paid by Borrower: $70.00
Underwriting Fee paid by Borrower: $945.00."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as $367,748.34. Calculated finance charge is $367,851.14 for an under disclosed amount of -$102.80. Reason for finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.55%, as the borrower’s income is $7,006.00 and total expenses are in the amount of $3,471.76 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 49.55%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55246385	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	29.410%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There are two prior state tax liens against the BWR "xx.
There is a credit card judgment against the BWR "xx.
The first and second installments of county taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.
The RFD is not available in the collection comments.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape data, the subject property is owner-occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows appraisal report has deficiencies, and the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx. Comp xx, is closest to the subject property. xx search shows an estimated value of xx. Current UPB is $141K. Further details not provided."	* Application Missing (Lvl 2) "Final application is missing from the loan document."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2021. LE dated xx/xx/2021 reflects Lender Credit at $633.00, Final CD dated xx/xx/2021 reflects Lender Credit at $567.45. This is decrease of $65.55 for fee which has 0% tolerance test. Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	No Result	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48021088	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	802	675	46.716%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens found.
The first installment of taxes for xxxx was paid on xx/xx/xxxx in the amount of $x,xxx.xx.
The second installment of taxes for xxxx was paid on xx/xx/xxxx in the amount of $x,xxx.xx.
As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date of payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which applied for xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date of payment is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the comment dated xx/xx/xxxx, the reason for default is medical issues.
As per the comment dated xx/xx/xxxx, the subject property is owner-occupied.
According to the servicing comment dated xx/xx/xxxx, the verbal dispute is identified in which the borrower disputed delinquent reporting. Further details not available.
Information regarding the damage and repair is not available in the latest servicing comments.
BWRx has xx.
BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject loan failed the QM and HPML test. Further details not provided. Infinity compliance result shows that the loan failed QM safe harbor and HPML tests."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 7.496% exceeds APR threshold of 7.450% over by +0.046%.

Loan failed qualified mortgage APR threshold test due to APR calculated 7.496% exceeds APR threshold of 7.450% over by +0.046%."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.496% exceeds APR threshold of 6.700% over by +0.796%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.501% exceeds APR threshold of 6.700% over by +0.801%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the MA 209 CMR 32.35 higher-priced mortgage loan test (MA 209 CMR 32.35) due to an APR calculated at 7.501% exceeds APR threshold of 6.700% over by +0.801%. The subject loan is escrowed."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.716%, as the borrower's income is $13,523.75 and total expenses are in the amount of $6,317.69 and the loan was underwritten by DU (xx) and its recommendation is approve/eligible with a DTI of 46.72%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86355997	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.969%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx.
No active judgments or liens have been found.
Annual combined taxes for the year xxxx were paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Annual school taxes for the year xxxx were paid on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per payment history is $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is curtailment of income.
As per the comment dated xx/xx/xxxx, the subject property is owner-occupied.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per tape data, the subject property is owner occupied. CCs do not show any damage.
The xx.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows appraisal report has deficiencies, and the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx. Comp xx, is closest to the subject property. xx search shows an estimated value of xx. Current UPB is $242K. Further details not provided."	* Missing credit report (Lvl 2) "The credit report is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32100677	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Purchase	91.728%	91.728%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	45.778%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx.
No active judgments or liens have been found.
Annual utility, combined, and city taxes for xxxx were paid in the amount of $x,xxx.xx.

According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the rate of interest is x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The loan has not been modified since origination.
No bankruptcy-related details have been found.
No foreclosure activity has been found.

BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial LE Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as-is. Photo addendum of the appraisal report shows the basement has missing false ceiling blocks and noted water stains and dampness and unsecured steps at the enclosed porch. The estimated cost to cure is not available in the loan file. xx is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails QM lending policy points and fees test due to fees charged $12,250.00 exceeds fees threshold of $11,297.72 over by +$952.28.
The below fees were included in the test:
Mortgage Insurance Premium $7,344.00
Points - Loan Discount Fee paid by Borrower: $3,411.00
Processing Fee paid by Borrower: $745.00
Underwriting Fee paid by Borrower: $750.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $12,250.00 exceeds fees threshold of $11,297.72 over by +$952.28.
The below fees were included in the test:
Mortgage Insurance Premium $7,344.00
Points - Loan Discount Fee paid by Borrower: $3,411.00
Processing Fee paid by Borrower: $745.00
Underwriting Fee paid by Borrower: $750.00"
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "List of service providers disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.77%. Tape shows tax returns are missing, and the lender omitted debt without supporting documents. Further details not provided. Lender defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has xx.
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $376,560.16. Calculated finance charge is $376,804.07 for an under disclosed amount of -$243.91. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "ComplianceEase TRID tolerance test is incomplete due to the initial LE missing from the loan documents. Subject loan is purchase case, originated on 0xx/xx/2022 and 1-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.38%, as the borrower’s income is $6,463.00 and total expenses are in the amount of $3,062.40. The loan was underwritten by DU (xx) and its recommendation is approve/eligible with a DTI of 47.38%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81492744	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.??%	180	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	786	Not Applicable	45.298%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
 No active judgments or liens were found.
The annual county taxes for xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual city taxes for xxxx were paid in the amount of $ x,xxx.xx on xx/xx/xxxx.
 The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.

According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The reason for default is not available.

No evidence has been found regarding the current/prior foreclosure proceedings.

As per the PACER report, the borrower has not filed bankruptcy since loan origination.

The current occupancy status is not available in the collection comments.
BWR has xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 45.30%. Tape shows undisclosed debt with a monthly payment of $879 and there were paystub inconsistencies. Revised DTI is 46.40%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has xx.										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80231632	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.?	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	658	Not Applicable	42.751%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.
The annual combined taxes for xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and the interest rate is x.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and the interest rate is x.xxx%. The current UPB is $xx,xxx.xx.
No bankruptcy and foreclosure evidence has been found.
Unable to confirm the current occupancy of the subject property.
No damage or repairs have been found.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows a loan incorrectly reported to xx as a PIF. As per tape, the loan is performing. Further details not provided. According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase case, originated on xx/xx/2020, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2019 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2020 reflects Appraisal Re-Inspection Fee at $175.00. This is an increase in fee of +$175.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2020, and the 1-year SOL has expired.

Loan failed charges that in total cannot increase more than 10% tolerance test due to LE dated xx/xx/2019, which reflects the sum of Section C fees and Recording fee at $1,300.00. Final CD dated xx/xx/2020 reflects the sum of Section C and Recording fee at $1,616.00. This is a cumulative increase of +$186.00 for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is not available. The subject loan is a purchase case, originated on xx/xx/2020, and the 1-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 5.568% exceeds APR threshold of 5.160% over by +0.408%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.568% exceeds APR threshold of 5.160% over by +0.408%. The subject loan is escrowed."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Settlement service providers disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15042960	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	No	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	102.890%	Full Documentation	Yes	xx	xx	26.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	723	37.704%	First	Final policy	Not Applicable	xxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
There is a credit card judgment against xx.
The xst and xnd installments of combined taxes for xxxx were paid in the total amount of $xxx.xx on xx/xx/xxxx.
The xst installment of school taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of school taxes for xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx.
The xst and xnd installments of village taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the tape data, the property is owner-occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWRx has xx.
BWRx has xx.
BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is. The photo addendum of the subject shows the xx, and the shed requires painting. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect any escrow holdback amount."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows income used for qualifying has exceeded the xx. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69382893	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	67.778%	67.778%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	730	725	46.309%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found.
The xst and xnd installments of county taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%.The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected is $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is excessive obligations.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data as of xx/xx/xxxx, the subject property occupancy is non-owner occupied.
BWRx has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx. Comp xx, is closest to the subject property. xx search shows an estimated value of xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 46.30%. Tape shows income was not properly documented and debts were not paid off at closing. Revised DTI is 95%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has xx.

																																																																																								Downgrade to LVL2 based on PH."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87432226	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?%	360	xx	xx	Conventional	Fixed	Purchase	88.000%	88.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	756	37.049%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installments of county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the rate of interest is x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the RFD.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has xx.
BWRx has xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape appraisal report shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx. Comp xx, is closest to the subject property. xx search shows an estimated value of xx."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75166833	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	783	801	36.295%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is a junior mortgage that was originated on xx.
The first and second installments of county taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.

Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
The reason for the default is unable to be determined.
No comment pertaining to the damage to the subject property has been observed.
BWRx has xx.
BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value ofxx. Comp xx, is closest to the subject property. xx search shows an estimated value of xx.	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect points - loan discount fee. Final CD dated xx/xx/2021 reflects points - loan discount fee at $797.34. This is an increase in fee of $797.34 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase case, originated on xx/xx/2021 and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27203434	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	76.923%	76.923%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	43.251%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens found.
The first installment of borough taxes for xxxx was paid on xx/xx/xxxx in the amount of $x,xxx.xx.
The second installment of borough taxes for xxxx was paid on xx/xx/xxxx in the amount of $x,xxx.xx.
The third installment of borough taxes for xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
The fourth installment of borough taxes for xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date of payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which applied for xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No evidence related to the occupancy of the subject property has been found in the collection comments. CCs do not show any damage.

BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 43.25%. The tape shows borrower income documentation is not acceptable by lender. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL will expire on xx/xx/2025. BWR has xx.
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.25%, the borrower's income is $8,333.33 and total expenses are in the amount of $3,604.28. Loan closed as manual underwriting."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23356581	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	68.817%	68.817%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	49.318%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently xx month delinquent with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/xxxx, the borrower is currently xx month delinquent with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is unemployment.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the comment dated xx/xx/xxxx, the forbearance plan began on xx/xx/xxxx and ended on xx/xx/xxxx.
According to servicing comments dated xx/xx/xxxx, the subject property was damaged, and the borrower intends to repair the property. The subject property was affected by a natural disaster. Further details are not provided.
As per servicing comment dated xx/xx/xxxx, the property is owner-occupied.
As per servicing comment dated xx/xx/xxxx, the subject property has been affected by natural disaster.
BWR xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows TRID violation due to LE issued after initial CD was issued. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx/xx/2023 and the 1 year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects the sum of Section C fees and Recording fee at $2,257.00. CD dated xx/xx/2023 reflects the sum of Section C and Recording fee at $2,583.00. This is a cumulative increase of $100.30 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2023 and the 1 year SOL has expired."
* Missing Required Disclosures (Lvl 2)     "Settlement service provider list is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per appraisal report located at xx. The affidavit of affixation document available in loan files at xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12922378	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	756	733	32.701%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found.
The xst and xnd installments of county taxes for xxxx/xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner-occupied.
No information has been found stating the borrower’s income was xx.
BWRx has xx.
BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Flood Certificate Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows incorrect appraisal was ordered. The lender documented an exterior-only inspection report with an appraised value ofxx. The appraisal report with the interior and exterior inspection of the property is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "Compliance ease TRID tolerance test is incomplete due to Initial CD is missing from loan documents. Subject loan is refinance case, originated on xx/xx/2020 and the 3-year SOL has expired."
* Missing flood cert (Lvl 2)     "Flood certification document is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60506044	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	Second	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	FHA	Fixed	Purchase	86.487%	86.487%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	630	Not Applicable	40.484%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx.
There is an active junior mortgage against the subject property in favor of xx.
There is a civil judgment found against the borrower in favor of xx.
For Parcel xx
The xxxx county annual taxes are due in the amount of $x,xxx.xx on xx/xx/xxxx.
For Parcel  xx
The xxxx county annual taxes are due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date of payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which applied for xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date of payment is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
As per the comment dated xx/xx/xxxx, the subject property was damaged and a claim was filed. As per the comment dated xx/xx/xxxx, the check for the loss draft was received in the amount of $xx,xxx.xx. As per the comment dated xx/xx/xxxx, the check for the loss draft was received in the amount of $xx,xxx.xx. The estimated cost of repair is not available. As per the comment dated xx/xx/xxxx, the repairs had been completed.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan is uninsurable due to multiple case numbers. The subject loan closed with case #xx. Further details not provided."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "The TRID tolerance test is incomplete as the initial CD is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2021, and the SOL is 1 year."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40907398	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	45.650%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	Not Applicable	x.xx%	xxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for xxxx is paid in the amount of $xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower has been one month delinquent with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is collections.
According to the payment history as of xx/xx/xxxx, the borrower has been one month delinquent with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
As per the comment dated xx/xx/xxxx, the RFD was loss of income.
No foreclosure activity has been found in the loan files.
No evidence of damage or repair has been found in the loan files.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/xxxx. As per the modified term, the new principal balance was $xx,xxx.xx. The monthly P&I was $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx and a maturity date of xx/xx/xxxx. There is no deferred or forgiven amount.		xx	2: Acceptable with Warnings			* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94608144	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	49.334%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active liens and judgments have been found.
The annual school and combined taxes for xxxx were paid in the amount of $xx,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
The annual school and combined taxes for xxxx were due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The RFD is unable to be determined.
No foreclosure activity has been found in the loan files.
No evidence of damage or repair has been found in the loan files.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows PMI was cancelled due to nonpayment. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.33%, as the borrower's income is $16,466.67 and total expenses are in the amount of $8,123.68 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 49.33%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14474555	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Refinance	85.096%	85.096%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	638	637	28.259%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The second installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
The first installment of county taxes for xxxx is paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for one month, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) and was applied to the due date of xx/xx/xxxx. The monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:The current status is collection.
According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for one month, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) and was applied to the due date of xx/xx/xxxx. The monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current UPB is $xx,xxx.xx.
As per the comment dated xx/xx/xxxx, the RFD was curtailment of income.
No foreclosure activity has been found in the loan files.
No evidence of damage or repair has been found in the loan files.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the comment dated xx/xx/xxxx, the subject property is occupied by the unknown party.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows no inspection before closing. An appraisal report with an appraised value xx is available in the loan file. Further details not provided."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The appraisal report reflects as-is conditions. The improvement section shows a roof leak over the rear foyer. Estimated cost to cure is $500.00. The updated 1004D/completion report is missing from the loan documents, and the final HUD-1 does not reflect the escrow holdback amount."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91389706	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	748	Not Applicable	35.507%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens found.
The annual county taxes for xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.
The annual city taxes for xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.
As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date of payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which applied for xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date of payment is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
The reason for default has not been mentioned in the latest collection comments.
BWR has xx.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Mortgage Insurance	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan is uninsured by FHA. Further details not provided."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete as the initial CD is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2020 and the 1-year SOL is expired."
* MI, FHA or MIC missing and required (Lvl 2)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing Initial Closing Disclosure (Lvl 2) "The initial closing disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27514862	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	?	?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Unavailable	37.393%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found.
The taxes are to follow.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the current occupancy status from CC.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
BWRx has xx.
BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsurable by FHA due to CU. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The xx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA MI certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33396894	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	54.545%	54.545%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	737	759	48.967%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income xx.
BWRx has xx.
BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The appraisal report was subject to completion, and xx confirms that the subject property has been completed. Review of xx and the other sites shows land only with an estimated value of xx.

Tape shows subject loan does not meet seasoning period requirement for cash-out refinance. Further details not provided."
																																																																																							* Property is xx(Lvl 3) "The home is affixed to the land. As per the appraisal report dated xx/xx/2024 located at xx. The updated title report dated xx/xx/2024 shows the subject property is a xx. The affidavit of xx, reflecting that the home is xx. The VIN/serial number mentioned on the affidavit is redacted. Downgraded to LVL3 based on overall affidavit."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20657382	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	78.324%	78.324%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	No	677	703	49.697%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.

Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has been modified on xx/xx/xxxx.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/xxxx, there is a credit dispute.
As per the comment dated xx/xx/xxxx, the reason for default is unemployment.
As per the comment dated xx/xx/xxxx, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWRx has xx.
BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/xxxx between the borrower, “xx” and the lender, “xx" on xx/xx/xxxx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower agreed to pay the P&I of $x,xxx.xx and an interest rate of x.xxx% beginning on xx/xx/xxxx until the maturity date of xx/xx/xxxx.

Flood Certificate Missing or error on the Rate Lock	xx	3: Curable	* Missing flood cert (Lvl 3) "Flood certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.69%. Tape shows BWR2 commission income miscalculation as the BWR does xx, and BWR1 has student loan debt omitted from the DTI calculation. The revised DTI is 72%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has xx.

SOL expired; downgraded to LVL2."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at $6,356.00. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $8,910.00. This is an increase in fee of +$2,554.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.697%, as the borrower's income is $9,667.00 and total expenses are in the amount of $4,804.21 and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 49.697%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39714037	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	????.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	57.692%	57.692%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	Not Applicable	30.131%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There are six real estate tax liens in favor of xx.
There are three credit card judgments, xx.
The first installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual installments of county taxes for the xxxx supplemental have been delinquent in the total amount of $x,xxx.xx, which are good through xx/xx/xxxx.
According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The reason for default is unable to be determined from the latest collection comments.
As per the seller's tape, the subject property is owner-occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 30.13%. Tape shows undisclosed debt opened prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR has xx.
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68629084	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????	?.??%	360	xx	xx	Conventional	Fixed	Refinance	56.667%	56.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	49.170%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens found.
The first installment of county taxes for xxxx-xxxx was paid on xx/xx/xxxx in the amount of $x,xxx.xx.
The second installment of county taxes for xxxx-xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date of payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which applied for xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB is $xxx,xxx.xx. As per the comment dated xx/xx/xxxx, the borrower has made the payment of $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date of payment is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
According to comment dated xx/xx/xxxx, the reason for default is excessive obligation.
According to comment dated xx/xx/xxxx, the subject property is owner occupied.
Borrower has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.17%. Tape shows lender did not update VOE as BWR switched jobs prior to closing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has xx.
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.17%, as the borrower’s income is $7,623.20 and total expenses are in the amount of $3,748.36 and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 49.17%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37910080	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	FHA	Fixed	Cash Out	76.725%	76.725%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	724	681	46.306%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx.
There is a prior state tax lien against the borrower, in favor of the xx.
The xst and xnd installments of county taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWRx has xx.
BWRx has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan is uninsurable as it was refinanced within 12 months, and the lender did not use the acquisition cost/price of prior transfer of xx. Lender used appraised value of xx and closed the subject loan at LTV/CLTV of xx. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Home is affixed to the land.
According to the appraisal report located at xx.
The ALTA 7 Endorsement is attached with the final title policy located at xx.
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 46.306%, as the borrower’s income is $12,811.44 and total expenses are in the amount of $5,932.46, and the loan was underwritten by DU (xx), and its recommendation is Approve/Eligible with a DTI of 46.31%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63725350	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	691	726	39.788%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx.
There is prior civil judgment open against the borrower with xx.
The first and second installments of county taxes for xxxx are due in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx, respectively.
As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is in collection.
According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The tape defect shows covid forbearance. Further details not available.
As per the seller's tape, the subject property is owner-occupied.
The appraisal report is as conditions and photos addendum show the subject laundry room needs to be repainted. Estimate cost to cure is not available in the loan file. CC does not show damage.
BWRx has xx.
BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures Missing or error on the Rate Lock	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as conditions and photos addendum show the subject laundry room needs to be repainted. Estimate cost to cure is not available in the loan file. The updated xx report is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase case, originated on xx/xx/2020 and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2019 reflects appraisal fee at $900.00. Final CD dated xx/xx/2020 reflects appraisal fee at $1,125.00. This is an increase in fee of $225.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2020 and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "The home loan toolkit is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70640905	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Purchase	50.000%	50.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Secondary	Yes	Yes	No	791	801	39.306%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found.
The xst installment of county taxes for xxxx has been paid in the amount of $xxxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx is due in the amount of $xxxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per tape data is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per tape data is $xxx,xxx.xx.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
Unable to determine the occupancy of the subject property.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial xxxx_Application Missing Required Disclosures Origination Appraisal Transmittal (xxxx)	xx	3: Curable	* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. Realtor search shows an estimated value xx. Current UPB is xx. Elevated for client review."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by loan originator is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Property Marketability Issues  (Lvl 3)     "The tape shows the loan is unsalable due to unfinished pool and landscaping. Seller notes shows this has been cured. Further details not provided. Realtor search shows an estimated value at xx."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents. Available 1008 is post close."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.306%. The tape shows P&L used is unacceptable, and the revised DTI is over 40%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been xx.

Downgrade to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx/xx/2022 and the SOL 1 year has expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Points - Loan Discount Fee $4,875.00 and Appraisal Fee $700.00. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee $6,650.00 and Appraisal Fee $725.00. This is an increase in fee of $1,800.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the SOL 1 year has expired."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8776094	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	633	Not Applicable	32.584%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There are two UCC financing statements open against the borrower in favor of xx.
The first installment of county taxes for xxxx was paid on xx/xx/xxxx in the amount of $x,xxx.xx.
The second installment of county taxes for xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date of payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which applied for xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date of payment is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
BWRx has xx.
BWRx has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the loan has failed the QM price-based limit test. Infinity compliance results show that the loan failed the higher-priced mortgage loan test. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.115% exceeds APR threshold of 6.570% over by +0.545%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the CA AB 260 higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.115% exceeds APR threshold of 6.570% over by +0.545%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39230663	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	85.535%	85.535%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	31.449%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is a UCC lien found against the subject property in favor of xx.
The xst and xnd installments of county taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by the owner.
Loan was not modified since origination.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Initial CD dated xx/xx/2022. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2022 and the initial closing disclosure receipt date is less than three business days before the consummation date xx/xx/2022."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows missing or incorrect information in the loan documentation. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service providers disclosures is missing from loan documents."			Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52734717	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	747	49.990%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for xxxx-xxxx is paid on xx/xx/xxxx in the amount of $xxx.xx.
The second installment of county taxes for xxxx-xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.

BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx. Tape shows miscalculation of student loan debt and the revised DTI is 51.33%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR has xx.	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents. Post close AUS is available in the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75447857	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	64.833%	64.833%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	770	766	41.317%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx/xx/2024 delivered on xx/xx/2024 which is more than 3 business days from initial application date xx/xx/2024."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.31%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR has xx.		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11136951	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	42.593%	42.593%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	723	795	46.907%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
No active liens and judgments have been found against borrower and property.
The second installment of town taxes for xxxx is due in the amount of $x,xxx.xx.
The first installment of town taxes for xxxx was paid in the amount of $x,xxx.xx.
Annual town taxes for the year xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
BWRx has xx.
BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 46.90%. Tape shows income miscalculation as lender did not include xx loss. Further details not provided. Review shows the revised DTI is over 100%. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has xx.	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the prohibited fees test. The following fees were included in the test:
Attorney's Fees paid by Seller: $1,410.00
Condo dues paid by Borrower: $2,935.00
Real Estate Commission paid by Seller: $21,600.00
Real Estate Transaction fee paid by Seller: $500.00
Title - Flood determination fee paid by Borrower: $15.00
Title - Tax Cert Fee paid by Borrower: $45.00
Title CPL paid by Borrower: $75.00."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "The TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2024, and the SOL is 1 year."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service providers disclosure is missing from loan documents."			Moderate	Pass	Pass	No Result	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69264384	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	773	773	36.337%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active liens and judgments have been found.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual city taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.

BWRx has xx.
BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the subject xx project became unwarrantable. Subject is a unit in the xx. Further details not provided. xx search shows an estimated value of xx."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56453026	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	798	49.882%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
 No active judgments or liens were found.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the occupancy of the subject property.
 No evidence has been found regarding the foreclosure proceedings.
 As per the PACER report, the borrower has not filed bankruptcy since loan origination.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is as is, and the photos addendum shows missing siding at the rear of the subject property and repairs done for the settlement cracks. The estimated cost to cure is not available in the loan file. xx is missing from the loan documents for missing siding, and the final CD does not reflect any escrow holdback amount. Engineer's certificate by a licensed professional verifying the structural integrity of the subject property is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.88%. Tape shows income miscalculation due to inconsistent and fluctuating hours. Revised DTI is 55%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has xx.	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;

Administration Fee paid by Borrower: $495.00
Fixed Loan Fee paid by Borrower: $795.00
																																																																																							Verification Fee paid by Borrower: $74.00"			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3681984	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	810	811	49.639%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
 There are x active IRS liens against xx.
 The xnd installment of county taxes for the year xxxx is due in the amount of $x,xxx.xx.
No prior year's taxes have been found delinquent.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.

Collections Comments:The loan is currently performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
 The post-closing details regarding the foreclosure and bankruptcy have not been found.
 No details pertaining to the damage to the subject property have been observed.
 BWRx xx.
BWRx xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 reflects Points - Loan Discount Fee at $7,016.00. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $7,701.46. This is an increase in fee of +$685.46 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at xx used asset depletion on xx assets in order to qualify the BWR. Revised DTI without the asset depletion is xx. Lender defect. Subject originated 11/4/24 and the 3 year SOL is active. BWRs receive xx.

																																																																																								Downgrade to LVL2 based on PH."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15925711	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Dakota	xx	xx	xx	North Dakota	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	180	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	19.680%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for xxxx/xxxx are due in the amount of $xxx.xx on xx/xx/xxxx and xx/xx/xxxx. The water/sewer charges are due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.

Collections Comments:The loan is currently performing. According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner occupied. The appraisal report in the loan file is “xx”. As per the seller’s tape and the subject photo addendum shows the property needs repairs for flooring replacement and needs to paint the small bed. Appraisal report shows that the subject has excessive amounts of animal feces in the interior and garage. CCs do not show damage. Unable to determine whether the repairs have been completed.

BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Report Missing Initial Closing Disclosure	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as is, and the photo addendum shows the need for repairs for replacement of flooring and heating system, and an excessive amount of animal feces was noticed, posing a health and safety issue. An inspection report, or xx, is missing from the loan documents. The estimated cost of a cure for the flooring is xx."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan approved at 19%. Tape and file show BWR was approved with no credit history and no xx. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has xx.	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $4,731.52 Exceed Fees threshold of $3,910.01 Over by +$821.51.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,086.52
Processing Fee paid by Borrower: $825.00
Underwriting Fee paid by Borrower: $770.00
Verification Fee paid by Borrower: $50.00"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "ND Money Broker License Validation Test -
The ability to perform residential real estate lending activities under this license was repealed by SB 2090 (2023), with mandatory transition to the new Residential Mortgage Lender License by December 31, 2023."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged $4,731.52 Exceeds Fees threshold of $3,910.01 Over by +$821.51.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,086.52
Processing Fee paid by Borrower: $825.00
Underwriting Fee paid by Borrower: $770.00
Verification Fee paid by Borrower: $50.00"
* Missing credit report (Lvl 3)     "Credit report is missing from the loan document."
* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance charge disclosed on Final CD as $82,894.28. Calculated finance charge is $83,014.28 for an under disclosed amount of -$120.00.

Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year.

																																																																																								Subject loan is a purchase, originated on xx/xx/2024 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10104614	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	757	739	49.861%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for xxxx were paid in the amount of $x,xxx.xx.
The fourth installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.

BWR was xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved as xx. Tape shows lender did not verify BWR rental income on 3 other properties. Further details not provided. Lender defect. The subject originated on xx/xx/2024, and the 3-year SOL is active. BWR was xx.				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44502892	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	???	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	28.794%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens were found. The xxxx combined annual taxes were paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx. Unable to determine the occupancy of the subject property. No evidence has been found regarding the foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs.
BWR xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx. Tape shows insufficient assets. Bank statements in the file show xx. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. Post closing, BWR made xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68959586	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	?????.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	74.786%	74.786%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	728	Not Applicable	48.544%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The combined & village taxes for xxxx-xxxx are delinquent in the amount of $xx,xxx.xx and are good through the dates of xx/xx/xxxx and xx/xx/xxxx.
The annual installment of town taxes for xxxx is paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual installment of village taxes for xxxx is paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual installment of town taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report reflects the as is condition, and the photo addendum shows chipping paint on the rear exterior wall of the subject property. Estimated cost to cure is not available in the loan file. Updated xx is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																							* Assets do not meet guidelines (Lvl 3) "Tape shows use of business asset towards closing is not acceptable as BWR only owned xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at xx. Tape shows SE income miscalculation, and lender omitted monthly debt of $1,211 without supporting documents. Revised DTI is 56.05%. Further details not provided. BWR defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has been xx.										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45235771	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wyoming	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	45.398%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of combined taxes for xxxx is paid in the amount of $xxx.xx on xx/xx/xxxx.
The second installment of combined taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR has xx.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, and the photo addendum shows vinyl floor damage. The estimated cost to repair is not available. The 1004D is missing from the loan file."
* Assets do not meet guidelines (Lvl 3)     "Tape shows a large deposit of xx Further details not provided. The subject loan originated on xx/xx/2024. BWR has xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx/xx/2024. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2024. Note date is xx/xx/2024."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7899777	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	42.512%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
No active liens and judgments have been found against borrower and property.
The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx.
The water charges for xxxx have been delinquent in the amount of $xxx.xx which is due on xx/xx/xxxx.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
As per comment dated xx/xx/xxxx, the RFD is excessive obligation.
As per comment dated xx/xx/xxxx, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and review of the final CD show ixx on the loan exceeded the closing cost of xx, and reducing the sales price by the exact amount of exceeded IPC causes the LTV to increase to xx. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $11,960.00. This is an increase in fee of $11,960.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																								The subject loan is a purchase, originated on xx/xx/2023 and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25549319	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	85.333%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	741	Not Applicable	20.891%	First	Final policy	Not Applicable	xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is a junior mortgage against the subject property that was originated on xx.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx.
The water/sewer charges for xxxx are due in the amount of $xx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $xxx.xx and the interest rate is x.xxx%.

Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/xxxx, the subject property is occupied by unknown.
No comment pertaining to the damage to the subject property has been observed.

BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as xx. Tape shows the subject is xx, as the BWR does not occupy the subject property. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Subject purchase and sale was not an arms length transaction. xx. Appraisal shows xx. xx. BWR loan xx with a second lien of xx. Appears reasonable."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx. The tape shows the subject is NOO, as the BWR does not occupy the subject property, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has xx.		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89891120	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	696	Not Applicable	45.894%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first, second, and third installments of county taxes for the year xxxx were paid on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx in the total amount of $x,xxx.xx.
The fourth installment of county taxes for the year xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
As per the tape data, the subject property is owner-occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows that xx is not recognizing the xx in the initial submission. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97181887	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	39.495%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The first installment of town taxes for xxxx was paid in the amount of $x,xxx.xx.
The second installment of town taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.

Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the state regulation for the prohibited fees test.
The following fees were included in the test:
HOA Initiation Fee paid by Borrower: $1,009.00
HOA Prorated Dues paid by Borrower: $506.00
HOA Transfer Fee paid by Borrower: $300.00
Real Estate Commission FEE paid by Seller: $13,530.00
Real Estate Commission Fee paid by Seller: $8,520.00
Title - Closing Protection Letter Fee paid by Borrower: $75.00
Title - Tax Cert Fee paid by Borrower: $53.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 reflects Points - Loan Discount Fee at $6,035.00. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $7,818.69. This is an increase in fee of +$1,783.69 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the subject loan is not salable to agencies as the subject condo project does not meet the budget reserves requirement for a full xx review. Further details not provided in xx.			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64346046	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?%	360	xx	xx	FHA	Fixed	Refinance	76.498%	76.498%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	625	Not Applicable	27.733%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed compliance ease delivery and timing test for closing disclosure dated xx/xx/2024. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2024 which is after the consummation date xx/xx/2024."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan does not meet HUD's adjusted value requirements, and BWR was xx.
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "The mortgage insurance certificate is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39822507	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	61.702%	61.702%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	809	809	36.846%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of city and county taxes for xxxx have been paid in the total amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/xxxx and the first payment is due on xx/xx/xxxx. According to payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/xxxx and the first payment is due on xx/xx/xxxx. According to payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx xx.
  BWRx has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows homebuyers education certification is missing from the loan documents. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97933610	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	806	808	46.922%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for xxxx-xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx-xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The current interest rate is x.xxx%, and P&I is $x,xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No evidence has been found regarding the foreclosure proceedings.
CCs do not show damages.
According to a comment dated xx/xx/xxxx, the subject property is owner-occupied.
BWRx xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx. Tape shows debt miscalculation. The revised DTI is 59%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 receives social security, notes receivable installment, and pension income. BWR2 receives xx.		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61778906	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	799	49.700%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is a UCC lien against the subject property in favor of xx.
The first and second installments of county taxes for the year xxxx/xxxx were paid on xx/xx/xxxx and xx/xx/xxxx in the total amount of $x,xxx.xx.
The first installment of county taxes for xxxx/xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx, and the current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the tape data, the subject property is owner-occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.

BWR has xx.
BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject was approved at xx. Tape shows declining xx and xx property. Revised DTI is 57.16%. Lender defect. The subject originated on xx/xx/2024, and the 3-year SOL is active. BWR has xx.	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed GSE (Freddie Mac public guidelines) points and fees test due to fees charged $10,678.00 exceed fees threshold of $9,676.78 over by +$1,001.22.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $9,183.00
Processing Fee paid by Borrower: $600.00
Underwriting Fee paid by Borrower: $895.00

Loan failed Qualified Mortgage Lending Policy points and fees test due to fees charged $10,678.00 exceed fees threshold of $9,676.78 over by +$1,001.22.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $9,183.00
Processing Fee paid by Borrower: $600.00
Underwriting Fee paid by Borrower: $895.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47799957	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	49.696%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is a UCC judgment against the borrower in favor of xx.
The first and second installments of county taxes for xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
The first and second installments of county taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 1 xx.
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by borrower is missing from loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2749149	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	49.511%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
Annual combined taxes for the year xxxx were paid on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per payment history is $xxx,xxx.xx.
As per the tape data, the subject property is owner-occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx. Tape shows there are xx. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has xx.	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26832236	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	727	703	23.370%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property that was originated on xx.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/xxxx with the first payment date of xx/xx/xxxx. According to the latest payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing.
 According to the latest payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
 The foreclosure was not initiated.
The borrower did not file bankruptcy.
 As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWRx has xx.
BWRx has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at xx. Tape shows xx and acceptable (xx). Further details not provided. Removing the cannabis income the revised DTI is 74.02%. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has xx.	* MI, FHA or MIC missing and required (Lvl 3) "FHA MI certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28488966	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	738	46.472%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is a UCC financing statement open against the borrower in favor of xx.
The first installment of county taxes for xxxx was paid on xx/xx/xxxx in the amount of $x,xxx.xx.
The second installment of county taxes for xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year taxes are delinquent.	According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date of payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which applied for xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date of payment is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
The loan modification agreement was made on xx/xx/xxxx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the comment dated xx/xx/xxxx, the reason for default was excessive obligations.
As per the seller's tape, the subject property is owner-occupied.
No evidence has been found for damage or repairs.
BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and lender on xx/xx/xxxx. The new modified rate is x.xxx%, and the borrower promises to pay the P&I of $x,xxx.xx, which began on xx/xx/xxxx. The new principal balance is $xxx,xxx.xx. The maturity date is xx/xx/xxxx.	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The sellers tape data shows the loan was modified to 40 years with terms changing from due xx/xx/2023 with a maturity date of xx/xx/2050 to due 8/4/204 with a maturity of xx/xx/2064. The loan was modified on xx/xx/2024 with a maturity date of xx/xx/2064."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.47%. Tape shows undisclosed debt. The revised DTI is 54%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL is expired. BWR1 has xx.
* Compliance Testing (Lvl 2)     "Loan failed Compliance Ease delivery and timing test for initial closing disclosure dated xx/xx/2020. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2020. Subject loan is a refinance, originated on xx/xx/2020 and the SOL is 3 years which is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.472%, as the borrower's income is $7,936.00 and total expenses are in the amount of $3,688.01 and the loan was underwritten by LP (xx) and its recommendation is 'Accept/eligible' with a DTI of 46.00%. The subject loan was originated on xx/xx/2020, and the 3-year SOL is expired."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33837192	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	39.513%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found.
The xst and xnd installments of county taxes for xxxx were paid in the total amount of $xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan estimate and CD issued on the same day. Further details not provided. Infinity compliance result shows the loan failed the revised loan estimate delivery date test due to the revised loan estimate delivery dated xx/xx/2024, which is on the initial closing disclosure delivery dated xx/xx/2024."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2024 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2024 reflects Appraisal Re-Inspection Fee at $200.00. This is an increase fee in the amount of +$200.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64784696	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	180	xx	xx	Conventional	Fixed	Purchase	61.165%	61.165%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	724	Not Applicable	50.061%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. No active liens and judgments have been found. Annual county taxes for the year of xxxx were paid in the amount of $xxxx.xx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx. No evidence has been found regarding the current/prior foreclosure proceedings. As per the PACER report, the borrower has not filed for bankruptcy since loan origination. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. The occupancy of the subject property is unable to be determined.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 48.81%. Tape shows income misrepresentation as earnings on tax returns do not match with tax transcripts. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has xx.
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30230350	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Other	??	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Unavailable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	49.120%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x.xxx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There are multiple ECB liens found against the subject property in xx.
There is a state tax lien against the subject borrower in favor of xx.
The xst installment of county taxes for xxxx and xxxx charges is delinquent in the total amount of $xx.xx which was due on xx/xx/xxxx, xx/xx/xxxx and good through xx/xx/xxxx.
The xst, xnd, and xrd installments of combined taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx.
The xth installment of combined taxes for xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx.
The annual utilities/mud charges for xxxx have been delinquent in the amount of $x,xxx.xx which were due on xx/xx/xxxx and good through xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx and the deferred balance is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The loan was modified on xx/xx/xxxx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is unemployment.
As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the borrower’s income has xx.

Borrower has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower Chandra Khanna and lender PHH Mortgage Corporation with an effective date of xx/xx/xxxx shows the new modified unpaid principal balance is $xxx,xxx.xx. The deferred balance is $xx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xxx% starting on xx/xx/xxxx and continuing until the new maturity date of xx/xx/xxxx. There is no principal forgiven amount.	Missing or error on the Rate Lock Transmittal (xxxx)	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape indicates that the property is NOO due to misrepresentation as BWR never occupied the subject property. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 49.12%. Tape shows subject is NOO due to misrepresentation as BWR never occupied the subject property, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2019, and the 3-year SOL is expired. Borrower has xx.
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2019 does not reflect the document preparation fee. The CD dated xx/xx/2019 reflects a document Preparation Fee at $995.00. The loan estimate dated xx/xx/2019 reflects points—loan discount fee at $8,064.00. CD dated xx/xx/2019 reflects points - loan discount fee at $12,117.94.
The loan estimate dated xx/xx/2019 reflects transfer taxes at $10,319.00. The CD dated xx/xx/2019 reflects transfer taxes at $11,633.58. This is a cumulative increase in fees of $6,363.52 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase. The subject loan was originated on xx/xx/2019 and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.120%, as the borrower income is $8,674.17 and total expenses are in the amount of $4,260.75 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 49.120%."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43667522	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	????.??	????.?	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Commercial	Fixed	Cash Out	68.627%	68.627%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	763	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for xxxx were paid in the amount of $x,xxx.xx.
The first installment of county taxes for xxxx is delinquent in the amount of $x,xxx.xx, which is good through xx/xx/xxxx.
The loan was originated on xx/xx/xxxx with the first payment date of xx/xx/xxxx. According to the latest payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxxxx%.
Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR xx. The subject loan was approved using xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is $13,440.00, annual payments are $17,554.92, and the debt service cover ratio (DSCR) is 0.77."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan does not meet 6 month seasoning period requirements. Further details not provided."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "The subject loan approved using DSCR. Loan approval document is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71172870	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	27.334%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found.
The xxxx county annual taxes were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the seller’s tape data, the subject property is owner-occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows internal QC of the subject loan revealed red flag findings. Further details not provided. Subject originated 7/26/22. Income recalculation is confirmed. xx."
* Property is xx(Lvl 3) "The home is xx. As per the appraisal report located at xx, the subject property is a manufactured home. The affidavit of xx. The final title policy schedule B, located at xx."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2022 reflects cash to the borrower in the amount of $1,271.06."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the brokerage/finder fee test due to the mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 7.791% exceeding the APR threshold of 7.380% over +0.411%. The subject loan is not escrowed.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.777% exceeds APR threshold of 7.380% over by +0.397%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92103140	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	93.087%	93.087%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	747	48.314%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found.
The combined annual taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.

BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan fails the QM points and fees test. Infinity compliance result shows that the loan failed the QM points and fees test."	* GSE Points and Fees Test Violations (Lvl 2) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $13,503.00 exceeds fees threshold of $10,720.74 over by +$2,782.26.
The following fees were included in the test:
Mortgage Insurance Premium $12,348.00
Processing Fee paid by Borrower: $460.00
Underwriting Fee paid by Borrower: $695.00

Loan fails QM lending policy points and fees test due to fees charged  $13,503.00 exceeds fees threshold of $10,720.74 over by +$2,782.26.
The following fees were included in the test:
Mortgage Insurance Premium $12,348.00
Processing Fee paid by Borrower: $460.00
Underwriting Fee paid by Borrower: $695.00"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.314%, as the borrower income is $4,035.45 and total expenses are in the amount of $1,949.67 and the loan was underwritten by DU (xx) and its recommendation is approve/eligible with a DTI of 48.314%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61403181	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	68.313%	68.313%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	664	666	38.959%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual city taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the tape data, the subject property is owner occupied.
No information has been found related to damage or repairs.

BWR has xx.
 BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails Brokerage/Finder fee test due to fees charged $6,895.20 exceeds fees threshold of $5,605.20 over by +$1,290.00.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $5,620.20
Processing Fee paid by Borrower: $580.00
Underwriting Fee paid by Borrower: $695.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows internal QC of the subject loan revealed red flag findings. Further details not provided. Subject originated 11/27/22. ATR confirmed. BWR has been xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96669807	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	45.033%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments: The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No comment pertaining to damage to the subject property has been observed.
According to the seller's tape data, the subject property is owner-occupied.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.03%. Tape shows lender omitted auto loan debt paid by business without supporting documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has xx.
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 reflects Points - Loan Discount Fee at $192.00. CD dated xx/xx/2021 reflects Points - Loan Discount Fee at 502.83.
Loan estimate dated xx/xx/2021 reflects Transfer Taxes fee at $2074.00. CD dated xx/xx/2021 reflects Transfer Taxes fee at 2491.50
This is a cumulative increase in fee of 728.33 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a refinance, originated on xx/xx/2021 and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.033%, as the borrower income is $6,063.54 and total expenses are in the amount of $2,730.59 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 45.033%%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14855989	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	88.160%	88.160%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	635	Not Applicable	22.747%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xx,xxx.xx. The current P&I is $xxx.xx, and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The unpaid principal balance is $xx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows property value is not supported. Appraisal report shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx. xx search shows an estimated value of xx.	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan fails Origination Fee First Lien Test due to fee charged $1,945.00 exceeds fee threshold of $1,102.00 over by +$843.00.
The below fee was included in this test:
Loan Origination Fee paid by Borrower: $1,945.00."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
988077	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	No	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.?	?.???%	360	xx	xx	Conventional	Fixed	Purchase	93.750%	93.750%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	44.139%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for xxxx-xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx, respectively.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied to the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, and the photo addendum shows the outbuilding is rusted, posing a safety issue and flaking paint on the exterior side of the subject property."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.13%. The tape shows the file is missing supporting documents to omit HELOC debt with a balance remaining of $1,822 as required in the AUS. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired. BWR has xx.
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2016. Initial LE dated xx/xx/2016 reflects Lender Credit at $2,488.00, post CD dated xx/xx/2016 reflects Lender Credit at 1,645.50. This is decrease of $842.50 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan originated on xx/xx/2016 and 3 year SOL is active."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.464% exceeds APR threshold of 5.130% over by +0.334%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.464% Exceeds APR threshold of 5.130% Over By +0.334%. Subject loan is escrowed."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.139%, as the borrower’s income is $2,091.00, and total expenses are in the amount of $922.95. The loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 44.14%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64144580	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.?	?.?%	360	xx	xx	Conventional	Fixed	Refinance	69.683%	69.683%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	670	Not Applicable	41.342%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found.
The xst and xnd installments of county taxes for xxxx are due in the total amount of $x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx.
The xnd installment of county taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the servicer deferred payments in the amount of $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under xx. The bankruptcy was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx. As per voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx. The unsecured portion is $x.xx. The POC (xx) was filed by the creditor xx. The approved xx plan was filed on xx/xx/xxxx and confirmed on xx/xx/xxxx. The borrower has promised to make a monthly mortgage payment of $xxx.xx for xx months to the trustee under the chapter xx plan. The bankruptcy was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	Not Applicable	Initial xxxx_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 41.34%. Tape shows BWR’s capacity to repay the subject mortgage, and all other obligations were not established. Revised DTI is 104%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2017, and the 3-year SOL is expired. BWR has xx.
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71184043	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	FHA	Fixed	Refinance	88.430%	88.430%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	677	34.958%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
The combined annual taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xx%.The current UPB reflected as per the payment history is $xxx,xxx.xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.

BWRx has xx.
  BWRx has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial xxxx_Application Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is uninsurable as it closed incorrectly as a refinance, and it should have closed as a purchase transaction as the subject property was xx. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed FHA QM Safe Harbor threshold test due to APR calculated 4.982% exceeds APR threshold of 6.503% under by -1.521%. Subject loan is escrowed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test due to the mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. The initial LE dated xx/xx/2018 does not reflect Points - Loan Discount Fee. The final CD dated xx/xx/2018 reflects Points - Loan Discount Fee at $943.55. This is an increase in fee of +$943.55 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2018 and the 3 years SOL is expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged $7,516.05 exceeds fees threshold of $6,934.99 over by +$581.06. The below fees were included in the test:
Loan Origination Fee paid by Borrower: $6,572.50
Points - Loan Discount Fee paid by Borrower: $943.55.

Loan fails Qualified Mortgage Lending Policy Points and Fees test due to fees charged $7,516.05 exceeds fees threshold of $6,934.99 over by +$581.06.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $6,572.50
Points - Loan Discount Fee paid by Borrower: $943.55."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 2)     "Loan failed FHA QM Rebuttable Presumption test due to fees charged $7,516.05 exceeds fees threshold of $6,934.99 over by +$581.06.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $6,572.50
																																																																																								Points - Loan Discount Fee paid by Borrower: $943.55."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38116687	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	688	758	42.666%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
Annual county taxes for xxxx are paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.
As per the payment history as of xx/xx/xxxx, the borrower is current, and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The present status of the loan is performing.
As per the payment history as of xx/xx/xxxx, the borrower is current, and the next payment is due for xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the seller tape, the subject property is owner-occupied.
No evidence for foreclosure and bankruptcy has been found.
No repairs and damages have been found.
BWRx has xx.
BWRx has xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows property value of xx is not supported as the xx, and the field review report and xx estimated the value at xx and , respectively. The appraisal report shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value xx. xx with a sales price of xx, is closest to the subject property. xx search shows an estimated value of xx.	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75606622	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	91.513%	91.513%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	Not Applicable	47.421%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.
PH shows an additional payment in the total amount of $xx,xxx.xx in Jan-xx, Nov-xx, Dec-xx, Aug-xx, Oct-xx, and Nov-xx. CC shows the same amount paid by BWR.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR was xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject BWR was approved for a xx, which is not eligible. The BWR's work authorization permit card will expire on xx/xx/2023, and the subject loan closed on xx/xx/2022. Further details not provided. Subject originated 7/27/22. ATR confirmed. BWR has xx.	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed TILA Finance Charge Test due to finance charge disclosed on Final CD as $4421,466.85. Calculated Finance charge is $423,889.63 for an under disclosed amount of $2,422.78.

This loan failed the TRID total of payments test. ( 12 CFR §1026.18(o)(1) )
The total of payments is $775,935.03. The disclosed total of payments of $773,712.25 is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy.
Loan data is 773,712.25 and allowed $775,935.3. The variance is -$2,22.78.

																																																																																								Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67403414	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	810	804	32.252%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found.
For Parcel xx
The xxxx county annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The xxxx city annual taxes were paid in the amount of $xxx.xx on xx/xx/xxxx.
For Parcel xx
The xxxx county annual taxes were paid in the amount of $xx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the current status of occupancy.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows property value is not supported. Appraisal report shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx. xx with a sales price of xx, is closest to the subject property. The realtor.com search shows an estimated value of xx."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final TIL as $216,326.30. Calculated finance charge is $216,626.30 for an under disclosed amount of -$300.00."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1665308	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Refinance	76.178%	76.178%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	748	748	44.127%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx.
No active judgments or liens were found.
The xxxx combined annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/xxxx, the borrower’s income has been impacted due to the Covid-xx pandemic.

BWRx has xx.
BWRx xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.12%. Tape shows income miscalculation. Revised DTI is 60.61%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2014, and the 3-year SOL has expired. BWR1 has xx.
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS at closing is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.127%, as the borrower's income is $4,845.89, and total expenses are in the amount of $2,138.35. AUS at closing is missing from the loan documents. The subject loan originated on xx/xx/2014, and the 3-year SOL has expired."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16766881	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	94.980%	94.980%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	47.465%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual city taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx.  The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per tape data, the subject property is owner occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.46%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has xx.
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. The final CD dated xx/xx/2021 reflects cash to the borrower in the amount of $2,610.97."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.46% as the borrower’s income is $2,726.69 and total expenses are in the amount of $1,294.21 and the loan was underwritten by DU xx.		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3736510	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Secondary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the total amount of $xxx.xx on xx/xx/xxxx.
The annual city taxes for xxxx were paid in the total amount of $xx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the occupancy of subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
Initial xxxx_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (xxxx)	xx	3: Curable	* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents.xx search shows an estimated value of xx. Current UPB is xx.	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows BWR was not employed at closing. Further details not provided. BWR defect. ATR could not be determined as 1008, AUS, and loan approval are missing from the loan documents. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has xx.
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TRID total payment test as the calculated value of $284,603.33 exceeds the disclosed value of $284,328.33 by $275. The subject loan is a purchase transaction that originated on xx/xx/2020, and the 1-year TRID SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The loan failed TRID tolerance test in incomplete as initial LE and CD are missing from the loan documents."
* Homeowner's Counseling disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/DU report is missing from the loan document."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76225032	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????	?.??%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	776	Not Applicable	32.590%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active liens and judgments have been found.
Combined annual taxes for the year of xxxx were paid in the amount of $xxxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as second home. Tape and file show subject is NOO. Elevated for client review."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18155342	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	73.093%	73.093%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	770	Not Applicable	37.778%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for xxxx are paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%.The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
Unable to determine the occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the subject xx does not meet the xx, and the xx is currently doing xx. The review of the xx questionnaire does not reflect reserve budget information or any ongoing repairs of the project. xx search shows an estimated value of xx. Current UPB is xx.	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to decrease in lender credit on CD dated xx/xx/2022. Initial LE dated xx/xx/2022 reflects lender credit at 1260. Revised CD dated xx/xx/2022 reflects Lender Credit at 493.35. This is decrease of $766.6 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document. Subject loan is refinance case, originated on xx/xx/2022 and the 3 year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59569001	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	240	xx	xx	Conventional	Fixed	Refinance	49.526%	49.526%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	798	813	41.653%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx.
No active liens and judgments have been found.
The annual combined and city taxes for xxxx were paid on different dates in the total amount of $x,xxx.xx. No delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied to the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape data, the subject property was occupied by the tenant. CCs do not show any damage. BWRx has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan closed with the same loan ID on the AUS submission that was reused from a prior loan. Further details not provided."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xx.										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23668793	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	31.993%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows homebuyer education certificate is not completed before closing. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35229657	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	No	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	677	Not Applicable	39.416%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active liens and judgments have been found against the borrower and subject property.
The xst installment of county taxes for xxxx-xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx-xxxx is due in the total amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx.The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%.The current UPB reflected as per the payment history is $xxx,xxx.xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Compliance Testing (Lvl 2) "Tape shows the loan fails the QM APR threshold test. Infinity compliance result shows that the loan failed the QM APR threshold test. The subject loan is escrowed."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage APR Threshold Test due to APR calculated 5.742% exceeds APR threshold of 5.100% over by +0.642%. Subject loan is escrowed.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $4,492.19 exceeds fees threshold of $4,374.24 over by +$117.95.
The below fees were included in the test:
Administration Fee paid by Borrower: $995.00
Mortgage Broker Fee (Indirect) $3,497.19."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,492.19 exceeds fees threshold of $4,374.24 over by +$117.95.
The below fees were included in the test:
Administration Fee paid by Borrower: $995.00
Mortgage Broker Fee (Indirect) $3,497.19.

Loan fails GSE (Fannie Mae public guidelines) QM APR Test due to APR charged 5.742% exceeds APR threshold of 5.100% over by +0.642%."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.983% exceeds APR threshold of 4.350% over by +1.633%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.742% exceeds APR threshold of 4.350% over by +1.392%. Subject loan is escrowed."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed. As per the appraisal report located at xx.		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33895961	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	789	811	48.515%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
Annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWRx has xx.
BWRx has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows Fannie Mae requires asset depletion accounts to be in retirement accounts. Bank statements in the file show xx in checking and savings accounts and xx submitted in non-liquid liquid assets. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL will expire on xx/xx/2025. BWR1 has xx.
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on 0xx/xx/2022 and the 1 year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Loan Origination Fee. CD dated xx/xx/2022 reflects Loan Origination Fee at +$5,002.00. This is an increase in fee of +$5,002.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 0xx/xx/2022 and the 1 year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.515%, as the borrower's income is $7,223.67 and total expenses are in the amount of $3,504.53 and the loan was underwritten by AUS/DU (xx) and its recommendation is Approve/Eligible with a DTI of 48.58%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30670129	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	VA	Fixed	Cash Out	85.196%	85.196%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	711	700	29.318%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
Annual county taxes for xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
Annual county taxes for xxxx were paid on xx/xx/xxxx in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
As per the tape, the subject property is occupied by the owner.
BWRx receives VA benefits, SSI, and pension income. BWRx receives SSI income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan does not meet VA seasoning period requirements. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39227046	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	DSCR	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	799	790	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx
No active judgments or liens have been found.
The first and second installments of county taxes for xxxx are due in the amounts of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the tenant. CCs do not show any damage.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO and the tape shows the subject loan closed at an LTV of 80%, exceeding the guideline limit of LTV 75%. Further details not provided. Zillow search shows an estimated value of $200K. Current UPB $159K."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11449265	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	31.596%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

BWR has been SE for x.xx years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects recording fee at $60.00. Final CD dated xx/xx/2024 reflects recording fee at $335.00. This is a cumulative increase of $269.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.59%. Tape shows SE income miscalculation. The revised DTI is 46.55%. Further details not provided. Lender defect. The subject loan was originated xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.903% exceeds APR threshold of 8.260% over by 0.643%. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.978% exceeds APR threshold of 8.260% over by 0.718%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d). (HPML)."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47185490	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	No	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	64.542%	64.542%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	628	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx(PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
Subject loan is NOO and was approved using DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan does not satisfy 6 months of PITI reserves as the subject loan closed with PITI reserves of 3.67. Tape and final CD reflect state tax lien of $1960 is paid off through subject transaction. Further details not provided."
																																																																																							* Missing Required Disclosures (Lvl 3) "Loan approval is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39781543	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	?	?	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	No	794	Not Applicable	32.686%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.
The taxes are to follow.	The loan was originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx. As per the payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx, and the current UPB is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.	Collections Comments:According to the servicing comments, the present status of the loan is performing.
The loan was originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx. As per the payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx, and the current UPB is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.
Unable to determine the current occupancy.
No evidence for foreclosure and bankruptcy has been found.
No evidence has been found for damage or repairs.
BWR has x years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	3: Curable	* Compliance Testing (Lvl 3) "Tape shows TRID violation as the subject loan closed a day earlier than allowed and did not satisfy the 4-day waiting period from the delivery of LE and consummation date. Further details not provided. Infinity compliance result did not perform delivery and timing tests for LE as revised LE is missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "List of service providers disclosure is missing from the loan documents."
																																																																																							* Revised Loan Estimate is missing (Lvl 3) "Revised LE is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96703207	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Unavailable	xx	Investor	Yes	Yes	No	769	807	43.669%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the notice of commencement located at xx. Further details are not provided.
As per tape data, the property is owner-occupied.

BWRx receives retirement income.
BWRx has x.x years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The copy of the appraisal report is illegible as the pages of the appraisal are cut out at the edges. Zillow search shows an estimated value at $254K. Current UPB is $168K."
																																																																																							* Compliance Testing (Lvl 3) "Tape shows the subject loan failed the QM points and fees test. The subject loan is NOO, and Infinity did not perform a regulatory compliance test."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74439960	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	62.037%	62.037%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	644	691	49.756%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xst installment of county taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx is due in the total amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x.xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the occupancy of subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.

BWRx has been SE for x.xx years at xx.
BWRx has been SE for x.xx years at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable		* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.756%. Tape shows income miscalculation and the revised DTI is 55.1%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 5 years xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98630584	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	84.874%	84.874%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	814	Not Applicable	34.717%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx	x.xxx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There are two prior abstract judgments (civil judgments) against xx
There is a prior civil judgment against xx, in the amount of $x,xxx.xx, which was recorded on xx/xx/xxxx. The middle name mentioned in the supporting document is inconsistent with the subject borrower's middle name.
There are three HOA liens in favor of the xx, in the total amount of $x,xxx.xx, which were recorded on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx. The property address and middle name mentioned in the supporting document does not match with the subject property address and borrower's middle name.
There is a prior UCC lien in favor of xx, which was recorded on xx/xx/xxxx. The situs address mentioned in the supporting document does not match with the subject property address.
The first and second installments of county taxes for the year xxxx were paid on xx/xx/xxxx and xx/xx/xxxx in the total amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was made on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the reason for the default of the borrower.
The loan was modified on xx/xx/xxxx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show damage.
BWR has x.xx years on the job as a xx
Foreclosure Comments:No foreclosure activity has been found.
Bankruptcy Comments:Not Applicable	The loan modification agreement was signed between the borrowers, "xx" with an effective date of xx/xx/xxxx. The modified UPB is $xxx,xxx.xx. The deferred balance is $xx,xxx.xx, and the interest-bearing principal balance is $xxx,xxx.xx. The borrower promised to pay the P&I in the amount of $x,xxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx until the maturity date of xx/xx/xxxx.	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. The tape indicates that the subject is NOO, as BWR does not occupy the subject. Further details were not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $512K. Current UPB: $311K."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject loan is OO and was approved at 34.71%. Tape shows BWR was not employed at closing and the subject is NOO as BWR does not occupy the subject, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 2.75 years on the xx
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $154,236.99. Calculated finance charge is $154,756.42 for an under disclosed amount of -$519.43.

Loan failed TILA Foreclosure Rescission Finance Charge test. Finance charge disclosed on final CD as $154,236.99. Calculated finance charge is $154,721.42 for an under disclosed amount of -$484.43."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88964286	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	??????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	44.886%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens and judgments have been found against the borrower and subject property.
The combined taxes for xxxx were paid in the amount of $xxx,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
 As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.

BWR has x.xx years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.89%. The tape shows an issue with the stability of bonus income. Lender defect. Review agrees with lender calculations. Downgrading to LVL2. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 3.91 years on the xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80157634	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	??.?%	360	xx	xx	Conventional	Fixed	Cash Out	75.753%	75.753%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	44.788%	Second	Final policy	xxxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of $xxx,xxx.xx with xx
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xx,xxx.xx. The current P&I is $xxx.xx, and the interest rate is xx.xxx%.	Collections Comments: The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The unpaid principal balance is $xx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner-occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has x.xx years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails compliance delivery and timing test for revised CD dated xx/xx/2024 and delivered on xx/xx/2024 which is after the consummation date xx/xx/2024."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails Prohibited fees test due to fees charged $1,222.00 exceeds fees threshold of $0.00 over by $1,222.00.  The below fees were included in the test Document Preparation Fee paid by Borrower: $225.00 Processing Fee paid by Lender: $995.00 Title Texas Guaranty Fee paid by Borrower: $2.00"
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final TIL as $135,396.54. Calculated finance charge is $135,501.54 for an under disclosed amount of -$105.00. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final TIL as $135,396.54. Calculated finance charge is $135,466.54 for an under disclosed amount of $70.00. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.
 Subject loan is refinance case, originated on xx/xx/2024 and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2024. Initial CD dated xx/xx/2024 reflects Lender Credit at $1,440.50, Final CD dated xx/xx/2024 reflects Lender Credit at $1,265.50 This is decrease of +175.00 for fee which has 0% tolerance test. Valid COC is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2024 and the SOL is 3 years."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents is missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the lender did not provide the appraisal valuation report within 3 business days prior to the consummation date. Further details are not provided. Subject loan was approved at 44.78%. Tape shows increased DTI of 45.82%. Review shows ATR confirmed."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Subject loan is a second lien and not escrowed. Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.651% exceeds APR threshold of 9.900% over by +0.751%. This loan is compliant with regulation 1026.35(b), (c) and (d). The first lien loan is escrowed. Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.651% exceeds APR threshold of 9.900% over by +0.751%. The first lien loan is escrowed."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47458590	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	68.769%	102.803%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	658	36.145%	First	Final policy	Not Applicable	xxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a junior mortgage active in favor of the xx
There is a junior mortgage active in favor of xx
There is a junior mortgage active in favor of the xx
County annual taxes for xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year's taxes were found delinquent.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx receives social security and pension income.
BWRx receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Compliance ease TRID tolerance test is incomplete due to Initial LE is missing from loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan was repurchased as the loan was aged at 76 days which exceeded the investor deadline of 71 days. Further details not provided."
* LTV / CLTV > 100% (Lvl 3)     "Collateral value used for underwriting: $249,750.00. Amount of secondary lien(s): $85,000.00. Loan amount: $171,750.00. LTV / CLTV = 102.803%."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31097065	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	Second	?	???.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.?	?.?%	120	xx	xx	Conventional	Fixed	Purchase	113.280%	113.280%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	738	Not Applicable	33.483%	Second	Unavailable	xxxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a prior mortgage against the subject property in favor of xx
The annual county taxes for xxxx have been paid in the amount of $xxx.xx.
The annual county taxes for xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $x,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $x,xxx.xx.
As per the tape data, the subject property is owner-occupied.
No evidence has been found for foreclosure and bankruptcy.
No evidence has been found for damage or repairs.
BWR has x months on the job as an xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased as the subject mortgage was aged more than 106 days, and all conditions were not cleared. All items are in the file. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35142105	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	Second	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.?%	120	xx	xx	Conventional	Fixed	Purchase	103.958%	103.958%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	721	Not Applicable	45.436%	Second	Unavailable	xxxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a prior mortgage against the subject property that originated on xx
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:The current status is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.

BWR has x.xx years on the job as xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan was repurchased as the investor did not receive the closing package within the required timeframe, and the loan is aged. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31059726	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	754	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The combined annual taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
The appraisal report is subject to. As per the photo addendum located at xx, the subject property needs multiple repairs. The xxxxD located at xx. The tape defect shows the HOA has not repaired the damaged window at the property. There is no evidence to confirm the exact cost and current status of repairs. CCs do not show damages.
The occupancy of the subject property is unable to be determined.

The subject loan is NOO. BWR was qualified using the xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal shows damage to flooring, drywall and windows. Tape shows HOA did not fix damaged window. Final CD does not reflect the escrow holdback amount. Zillow search shows an estimated value of $150K. Current UPB $111K."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26370143	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	734	48.558%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual school taxes for xxxx were paid in the amount of $x,xxx on xx/xx/xxxx.
The annual utilities/mud taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is excessive obligation.
As per servicing comment dated xx/xx/xxxx, the subject property is owner-occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per servicing comment dated xx/xx/xxxx, the subject property is located in disaster area. CCs do not show damage.
BWRx has x.xx years on the job as xx.
BWRx has x year on the job as xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows IPC (interested party contribution) of $22,500 exceeded the closing cost of $21,914.10, and reducing the sales price by the amount of overage, the LTV increases to 90.14%, which requires MI coverage that was not obtained at closing. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51351759	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	771	Not Applicable	12.473%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x.xx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a credit card judgment found against the borrower in xx
There are x civil judgment found against the borrower in favor of xx
The xnd installment of combined taxes for xxxx is due in the total amount of $xxx.xx on xx/xx/xxxx.
The xst installment of combined taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the modification dated xx/xx/xxxx, the deferred amount is $xx,xxx.xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is unemployment.
The loan was modified on xx/xx/xxxx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/xxxx, the subject property is owner-occupied.
As per servicing comment dated xx/xx/xxxx, the borrower accepts trial modification for the period of xx/xx/xxxx to xx/xx/xxxx.
As per servicing comment dated xx/xx/xxxx, the borrower’s income is impacted by Covid-xx. FB plan was approved in the loan that began on xx/xx/xxxx and ends on xx/xx/xxxx.
BWR has x.xx years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower, xx, with an effective date of xx/xx/xxxx, shows the new modified unpaid principal balance is $xxx,xxx.xx and the deferred amount is $xx,xxx.xx. The interest-bearing amount is $xxx,xxx.xx. The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xx% starting on xx/xx/xxxx and continuing until the new maturity date of xx/xx/xxxx. There is no principal forgiven amount.	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape and bank statement show the source of the large deposit of $6,323 could not be verified. Gift funds of $13,400 satisfy the cash-to-close requirement of $12,686. Further details not provided."
* Loan does not conform to program guidelines (Lvl 3) "As per the seller tape, repurchased loan due to first payment default misrepresentation. Forbearance for the period of 3/2022 to 8/2022 and 11/2022 to 4/2023 and COVID asset modification trial plan for May to July. MOD's first payment date is xx/xx/2023 with the rate of 2.750%, and the maturity is xx/xx/2053 with a deferred balance of 13,595.57."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 12.47%. Tape shows undisclosed auto loan debt and two student loan debts opened prior to closing. Tape shows income and employment misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 2.58 years on the job as xx
																																																																																								* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2021 reflects cash to the borrower in the amount of $737.11."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11724356	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	76.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	Not Applicable	49.491%	First	Final policy	Not Applicable	xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx
There is an active junior mortgage against the subject property in favor of 'xx
The combined annual taxes for xxxx are paid in the amount of $x,xxx.xx on xx/xx/xxxx.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied on xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
Unable to determine the occupancy of the subject property.
No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
 BWR has x month on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.49%. Tape shows income miscalculation over including OT that is not supported by a 12 month history. The revised DTI is 58.77%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has xx. Additionally, BWR has a xx	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase RESPA Test Failed (Lvl 3)     "The loan failed the RESPA homeownership counseling organizations disclosure date test due to the homeownership counseling organizations disclosure date of xx/xx/2024 being more than 3 business days from the initial application date of xx/xx/2024."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The initial loan estimate delivery date test failed due to the initial LE dated xx/xx/2024 and delivered on xx/xx/2024, which is more than 3 business days from the initial application date of 0xx/xx/2024.  The written list of service providers disclosure date test fails due to the written list of service providers disclosure dated xx/xx/2024, which is more than 3 business days from the initial application date"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test due to the finance charge disclosed on the final CD as $219,697.07. The calculated finance charge is $219,802.07 for an under-disclosed amount of -$105.00. The reason for the finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase case, originated on xx/xx/2024, and the SOL is 1 year active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. The initial LE dated xx/xx/2024 was delivered on xx/xx/2024, which is more than 3 business days from the initial application date of xx/xx/2024."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75495172	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	696	803	49.079%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The xst, xnd, and xrd installments of town taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx.
The xth installment of town taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of utilities/MUD charges for xxxx is delinquent in the amount of $xxx.xx and good through xx/xx/xxxx.
The first installment of utilities/MUD charges for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is currently xx month delinquent with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/xxxx, the borrower is currently xx month delinquent with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is unemployment.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No evidence has been found regarding the foreclosure proceedings.
The loan was modified on xx/xx/xxxx.
As per the servicing comment dated xx/xx/xxxx, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/xxxx, the borrower’s income is impacted by covid. As per the tape, the forbearance plan started from xx/xx/xxxx to xx/xx/xxxx.
BWRx has x years on the job as axx
BWRx has xx years on the job as an xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/xxxx shows the new modified unpaid principal balance is $xxx,xxx.xx. The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xxx% starting on xx/xx/xxxx and continuing until the new maturity date of xx/xx/xxxx.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.07%. Tape shows child support income used for qualification is not supported. Revised DTI is 52%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR1 has 6 years on the job as a xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.07%, as the borrower’s income is $10,029.59 and total expenses are in the amount of $4,922.43. The loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 49.00%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96088177	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	Not Applicable	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.?	?.?%	180	xx	xx	Conventional	Fixed	Purchase	94.444%	94.444%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	42.732%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xst installment of county taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
For Parcel xx
The xst installment of county taxes for xxxx was paid in the amount of $xx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx is due in the amount of $xx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx.
Unable to determine the occupancy of subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has xx.xx years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $952.00. CD dated 0xx/xx/2024 reflects Points - Loan Discount Fee at $1,051.88. This is an increase in fee of +$99.88 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows seller credit exceeded 3% allowed limit, and final CD reflects seller credit of $3,779, which is more than 3% of sales price. Further details not provided."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55457130	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Other	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	FHA	Fixed	Refinance	76.038%	76.038%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	583	Not Applicable	31.373%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There are xx fieri facias real estate tax liens found against the subject property in the total amount of $xxx.xx filed by xx
The annual combined taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
The annual town taxes for xxxx are due in the amount of $x.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is casualty loss.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
As per the servicing comment dated xx/xx/xxxx, there is a casualty loss on property. No comment has been found on date of loss, the estimated cost to repair the damages, and the completion of the repair.
As per tape data, the property is owner-occupied.
As per the servicing comment dated xx/xx/xxxx, the property is located in a FEMA disaster area.
BWR has x.xx years on the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows subject is a construction to permanent loan and is not modified to the permanent terms. Further details not provided. Elevated for client review."	* MI, FHA or MIC missing and required (Lvl 3) "FHA mortgage insurance certificate is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 8.659% exceeding the APR threshold of 8.200% over +0.459%. The subject loan is escrowed.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.369% exceeds APR threshold of 8.200% over by +0.169%. The subject loan is escrowed."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at xx, the subject property is a manufactured home. As per the updated title report dated xx/xx/2025, the certificate of permanent location for a manufactured home is located at xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57515347	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	?	???.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.?	?%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	715	Not Applicable	45.655%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a prior mortgage in favor of xx
County annual taxes for xxxx have been paid in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:According to the servicing comments, the present status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx.
As per the seller tape, the property is owner occupied.
No evidence for foreclosure and bankruptcy has been found.
As per the servicing comment dated xx/xx/xxxx, the property is located in FEMA disaster area. CCs do not show damage to the subject property."
BWR receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows reserves were short to close by $2K. Bank statements in the file show $2K, and the final CD reflects BWR received cash in the amount of $11K. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed. Qualified Mortgage Safe Harbor threshold test due to APR calculated at 8.701%. Exceeds APR threshold of 8.450% over by +0.251%. The subject loan is escrowed.

Loan failed. Qualified Mortgage Qualified Mortgage Lending Policy Points and Fees Test due to the fee calculated at $4,851.16, exceeding the fee threshold of $3,914.00 over by +$937.16.  The below fees were included in the test: Lender Fee paid by Borrower: $1,629.00 Points—Loan Discount Fee paid by Borrower: $3,222.16"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $2,177.00. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $3,222.16. This is an increase in fee of +$1,045.16 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $4,851.16 exceeds the fees threshold of $3,914.00 over by +$937.16.  The below fees were included in the test: Lender Fee paid by Borrower: $1,629.00 Points—Loan Discount Fee paid by Borrower: $3,222.16"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is a second home and was approved at 45.65%. Tape shows lease agreement provided for primary residence was altered and there was undisclosed debt. The revised DTI is 55%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR receives xx		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24031746	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	??.???%	360	xx	xx	Conventional	Fixed	Cash Out	84.727%	84.727%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	44.935%	Second	Short Form Policy	xxxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property in favor of xx
The xst installment of county taxes for xxxx/xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx/xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx.
As per the tape, the subject property is owner-occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.

   BWR has x year on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan was failing the high-cost test that has since been corrected and not within the allotted investor time. Post CD dated xx/xx/2024 was issued with a lender credit of $2,894.11. Infinity compliance result shows that the loan has passed the high-cost tests. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect HOA doc fees 2. Final CD dated xx/xx/2024 reflects HOA doc fees 2 at $529.95. This is an increase in fee of $529.95 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/2024 and the SOL is 3 years.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of section C fees and recording fee at $115.00. Final CD dated xx/xx/2024 reflects the sum of section C and recording fee at $410.00. This is a cumulative increase of $283.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2024 and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3) "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 11.538% exceeds APR threshold of 10.460% over by 1.078%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.94%. The Lender did not include an auto payment in the DTI and the full 1st mortgage payment; recalculation results in a DTI of 55.74%. Further details not provided. Lender defect. Subject loan originated on 7/15/24, and the 3-year SOL is active. Borrower has been xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage APR threshold test due to APR calculated 11.538% exceeds APR threshold of 10.460% over by 1.078%.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 11.538% exceeds APR threshold of 10.460% over by +1.078%. Subject is second lien loan and is not escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 11.620% exceeds APR threshold of 10.460% over by +1.160%. The subject is second lien loan and is not escrowed.

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at 11.620% exceeds APR threshold of 10.460% over by +1.160%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73985725	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	???.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.???%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	48.111%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property in favor of xx
The xst and xnd installments of town taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx.
The xrd installment of town taxes for xxxx is delinquent in the total amount of $xxx.xx, which is good through xx/xx/xxxx.
The xth installment of town taxes for xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.
BWR has x.xx years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.11%. Tape and file show rental income and student debt miscalculations. Revised DTI is 78.28%. Further details not provided. Lender defect. Subject loan originated on 12/31/24, and the 3-year SOL is active. Borrower has been xx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Revised loan estimate delivery date and changed circumstances date test due to the fact that the creditor receives information sufficient to establish that a changed circumstance has occurred."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $16,494.50 exceeding the fees threshold of $14,314.48, over by +$2,180.02.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $14,800.50
Processing Fee paid by Borrower: $845.00
Underwriting Fee paid by Borrower: $849.00

Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $16,494.50 exceeds the fees threshold of $14,314.48 over by +$2,180.02.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $14,800.50
Processing Fee paid by Borrower: $845.00
																																																																																							Underwriting Fee paid by Borrower: $849.00"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35599750	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	????.??	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	694	628	49.695%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xst installment of county taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx is delinquent in the total amount of $x,xxx.xx, which was due on xx/xx/xxxx and good through xx/xx/xxxx.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The loan is performing. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. As per the tape data, the subject property is owner-occupied. No evidence has been found regarding the current/prior foreclosure proceedings. As per the PACER report, the borrower has not filed for bankruptcy since loan origination. No evidence has been found for damage or repairs.

BWRx has x year on the job as axx BWRx has prior employment experience as axx
BWRx has x months on the job as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows BWR’s income exceeds the limit for DPA grant approval, and the loan is not eligible for the FHA as the lender of the DPA loan is not an approved lender. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63990653	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.???%	360	xx	xx	VA	Fixed	Refinance	91.473%	91.473%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	741	Not Applicable	43.089%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxNo active judgments or liens were found. The xxxx combined annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx. As per the review of the seller’s tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx. As per the tape, the current P&I is $x,xxx.xx, and the interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. The loan was originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx. As per the review of the seller’s tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx. No evidence has been found regarding the current/prior foreclosure proceedings. As per PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per tape data, the property is owner-occupied.
 BWR has x months on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet the seasoning period requirement of 210 days. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2208067	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	???.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	VA	Fixed	Purchase	26.601%	26.601%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	637	Not Applicable	36.407%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx
There is a prior civil judgment found against the subject borrower in favor of xx
The annual combined taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/xxxx, and the first pay date is xx/xx/xxxx. As per the seller's tape as of xx/xx/xxxx, the next due date is xx/xx/xxxx. As per the tape, the current P&I is $xxx.xx, and the interest rate is x.xx%. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/xxxx, and the first pay date is xx/xx/xxxx. As per the seller's tape as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Loan Origination Fee Test due to fees charged $2,131.51 exceeds fees threshold of $1,350.00 over by +$781.51.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: $190.00
HOA Capitalization Fee paid by Borrower: $320.00
HOA Prepaid Assessments paid by Borrower: $423.51
HOA Transfer Fee paid by Borrower: $395.00
Settlement or Closing Fee paid by Borrower: $600.00
Tax Service Fee paid by Borrower: $69.00
Title Document Preparation Fee paid by Borrower: $85.00
Title Guaranty Fee paid by Borrower: $4.00
Title-Title Tax Cert Fee paid by Borrower: $45.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $150.00. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $184.00. This is a cumulative increase of +$19.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is uninsured as bonus entitlement is available for loans greater than $144K and the subject loan amount is $135K. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "VA guaranty certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47839814	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	788	766	49.092%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xxxx combined annual taxes are exempted. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx. As per tape data, the subject property is owner-occupied. As per the PACER report, the borrower has not filed for bankruptcy since loan origination. No evidence has been found for foreclosure. No evidence has been found for damage or repairs.
BWRx had x months on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial xxxx_Application	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $12,561.83 Exceeds Fees threshold of $10,521.84 Over by +$2,039.99. The below fees were included in the test Closing Fee paid by Borrower: $300.00 Funding, Wire, or Disbursement Fee paid by Borrower: $175.00 Points - Loan Discount Fee paid by Borrower: $10,496.83 Processing Fee paid by Borrower: $795.00 Underwriting Fee paid by Borrower: $795.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $12,561.83 Exceeds Fees threshold of $10,521.84 Over by +$2,039.99.  The below fees were included in the test Closing Fee paid by Borrower: $300.00 Funding, Wire, or Disbursement Fee paid by Borrower: $175.00 Points - Loan Discount Fee paid by Borrower: $10,496.83 Processing Fee paid by Borrower: $795.00 Underwriting Fee paid by Borrower: $795.00"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at 49.09%. File shows BWR was employed at closing. ATR at closing confirmed. Tape shows BWR was not employed after closing. The tape shows the post-closing DTI is 77.76%. At the time of closing, BWR1 xx
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 signed by loan originator is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from loan documents."			Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41558848	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	670	Not Applicable	42.097%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for xxxx were paid in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 42.097%. Tape shows amended tax returns reflect increased earnings that are not supported due to depreciation adjustment. Revised DTI is over 100%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been xx	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.222% exceeds APR threshold of 7.540% over by +0.682%.The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.184% Exceeds APR threshold of 7.540% Over By +0.644%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58437871	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	?	?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	711	Not Applicable	46.582%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a water sewer lien against the subject property in the amount of $x,xxx.xx in favor of xx
The xnd installment of combined taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
There is are x  expired city permits with permit # xx  against the subject property.
No prior years taxes have been found delinquent.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x years on the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and review of the file show the loan failed the TRID tolerance test and did not meet the 3-day delivery and timing test for the closing disclosure issued on xx/xx/2021, and the subject loan closed on xx/xx/2021. Infinity did not perform a regulatory compliance test as the subject loan is NOO. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78938505	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alaska	xx	xx	xx	Alaska	xx	xx	No	Yes	Not Applicable	Second	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	48.989%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property in favor of xx
The first and second installments of county taxes for the year xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per payment history is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR  has xx.xx years on the xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Right of Rescission	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows expired appraisal and escrow holdback of $8K approved for exterior painting, which will not be completed until next May or June due to weather. 1004D dated xx/xx/2022 shows painting work completed. The subject loan originated on xx/xx/2022 was too aged for sale."
* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2022 reflects escrow holdback in the amount of $8,799.00. Proof for release of escrow holdback is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount  fee, Appraisal Re-Inspection Fee . CD dated xx/xx/2022 reflects Points - Loan Discount  fee at $2,146.90 , Appraisal Re-Inspection Fee at $165.00. This is cumulative increase in fee of $2,311.90 for charges that cannot increase.
Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the recording fee at $125. CD dated xx/xx/2022 reflects recording fee at $202.00. This is a cumulative increase of $65.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.
Subject loan is a refinance, originated on xx/xx/2022 and the SOL is 3-year."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26507839	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	783	Not Applicable	38.376%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xst installment of county taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.

The borrower has xx.xx years on the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-x Closing Statement	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows Hughes Capital/Guardian/HomePartners loan. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1093204	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	?	?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.?	?.??%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	15.322%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The taxes are to follow.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx. The PH shows a large principal curtailment in the total amount of $x,xxx.xx on xx/xx/xxxx. As per the collection comment dated xx/xx/xxxx, this is BWR made payments.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR has x.xx years on the job xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the Pennsylvania license validation test."
* Property Marketability Issues (Lvl 3) "Tape shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $135K. Comp #1 with a sales price of $135K, is closest to the subject property. Zillow search shows an estimated value at $135K. Current UPB is $98K."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx/xx/2023 and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects the sum of Section C fees and Recording fee at $321.00. CD dated xx/xx/2023 reflects the sum of Section C and Recording fee at $363.50. This is a cumulative increase of $10.40 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2023 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70327949	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.??%	360	xx	xx	FHA	Fixed	Purchase	98.189%	102.116%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	31.201%	First	Final policy	Not Applicable	xxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There are two active junior mortgages against the subject property. The first mortgage was originated on xx
The first installment combined taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx, and the second installment is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has x.xx years on the job asxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan is uninsured and unable to obtain the new construction documents. The appraisal report is as is, and the subject property is built up. Further details not provided."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2021 reflects cash to in the amount of $832.01."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.367% exceeds APR threshold of 4.320% over by +0.047%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.367% exceeds APR threshold of 4.320% over by +0.047%. The subject loan is escrowed."
																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance certificate is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19589047	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	45.848%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx	x.xxx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx and the deferred balance is $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx and the deferred balance is $xx,xxx.xx.
As per the collection comment dated xx/xx/xxxx, the RFD was curtailment of income.
The loan was modified on xx/xx/xxxx.
As per the collection comment dated xx/xx/xxxx, the borrower was on the FB plan that was started on xx/xx/xxxx and ended on xx/xx/xxxx.
According to the PACER, the borrower xx
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has x.xx years on the job as a sxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx	This modification agreement signed between the borrowers, xx, with an effective date of xx/xx/xxxx, shows the modified principal balance is $xxx,xxx.xx, out of which $xxx,xxx.xx is an interest-bearing amount. The deferred balance is $xx,xxx.xx. The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xxx% starting on xx/xx/xxxx and continuing until the new maturity date of xx/xx/xxxx.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.48%. Tape shows student loan debt miscalculation, omitted debts without supporting documents, and incorrect income used for qualification. The revised DTI is 48%. Review confirmed ATR at revised DTI. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.84%, as the borrower’s income is $15,950.23 and total expenses are in the amount of $7,312.80 and the loan was underwritten by LP xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23210895	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	Second	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Cash Out	68.864%	68.864%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	741	24.151%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded on xx
The first installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for x.xx years at xx
BWRx has x.xx years on the job as an xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects appraisal fee at $750.00. CD dated xx/xx/2024 reflects appraisal fee at $815.00. This is an increase in fee of $65.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure delivery date is less than six business days before the consummation date.

Subject loan is a refinance, originated on xx/xx/2024 and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows ineligible condominium project. Further details not provided. Zillow search shows an estimated value of $1.2M. Current UPB $960K."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44288882	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	653	Not Applicable	56.380%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual city taxes for xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual city taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the subject property was occupied by the owner. CCs do not show any damage.
BWR has x.xx years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Compliance is failing for state regulations. PA license validation test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is not insurable by the FHA as the final AUS was run with an incorrect interest rate of 6.50% and the actual interest is 6.625%. AUS is invalidated after resubmitting the AUS with the correct interest rate as the loan fails to meet additional reserve requirements. Bank statements in the file show $12K, and the cash-to-close requirement is $10K. Further details are not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11709207	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	793	Not Applicable	18.178%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has xx.xx years on the job as a xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape shows the subject property is not salable to Freddie Mac as the property condition is rated poor. The appraisal report is as is, and the photo addendum shows the entire floor covering for unit 1 is removed, and the estimated cost for coverings is $3K. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19097220	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	71.772%	71.772%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	47.920%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a junior mortgage against the subject property that was originated on xx
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/xxxx, the subject property is impacted by disaster.
As per the comment dated xx/xx/xxxx, the subject property is owner occupied.
The reason for the default is unable to be determined.
No comment pertaining to the damage to the subject property has been observed.
BWR has x month on the job as an xx. BWR has prior employment experience as xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $334K. Market value of the subject property ($334K) is closest to the adjusted sales price ($337K) of comparable #2. Zillow search shows an estimated value of $496K. Current UPB is $227K."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.92%, as the borrower income is $7,083.34 and total expenses are in the amount of $3,394.31 and the loan was underwritten by DU (Locator#xx) and its recommendation is Approve/Eligible with a DTI of 47.92%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30846398	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	69.000%	69.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	Yes	745	Not Applicable	40.323%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The first installment of town taxes for xxxx was paid in the amount of $xxx.xx. The second installment of town taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing. According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
BWR has x.xx years on the job as a loan officer at Movement Mortgage. BWR is employed by the lender. Previously, BWR had x year on the job as a mortgage loan officer at Citizens Bank.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "The tape shows issues with the values used. Further details not provided. Review of the appraisal report shows, comp #1 with a sales price of $355K is closest to the subject property valued at $365K. Zillow search shows an estimated value of $304K. Current UPB is $232K."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43782795	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	94.531%	94.531%	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	806	777	28.718%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
As per the comment dated xx/xx/xxxx, the subject property is impacted by disaster.
The reason for the default is unable to be determined.
No comment pertaining to the damage to the subject property has been observed.
BWRx has x.xx years on the job   xx
BWR x has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (xxxx)	xx	3: Curable	* Property Marketability Issues (Lvl 3) "The tape shows the appraised value is not supported and was flagged as overvalued with an SSR score of 4.6. The appraiser used large adjustments to arrive at an appraised value of $320K. Comp #3 with a sales price of $350K, is closest to the subject property. Zillow search shows an estimated value of $332K. Current UPB is $287K. Further details not provided."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 28.45%. The tape reflects an increased DTI of 44.61%. Further details not provided. The subject loan originated on xx/xx/2022, and the 3-year SOL will expire on xx/xx/2025. BWR1 has 1.91 years on the job as a xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. 3-year TRID SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $544.50. This is an increase in fee of $544.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. 3-year TRID SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56869766	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	?	?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	240	xx	xx	Conventional	Fixed	Refinance	65.263%	65.263%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	713	Not Applicable	37.395%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active liens and judgments have been found. The xxxx school annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx. The xxxx combined annual taxes were due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied on xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the subject property was damaged due to wind/hail, and the DOL is xx/xx/xxxx. The borrower filed an xx No comments have been found regarding the completion of the repairs.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the tape data, the subject property is owner occupied.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape and file show the loan is closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan file. Zillow search shows an estimated value of $240K. Current UPB is $113K."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the Pennsylvania license validation test.

Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date of xx/xx/2022, which is less than three business days before the consummation date of xx/xx/2022."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $155.00. This is an increase fee in the amount of +$155.00 for charges that cannot increase. Valid COC for the increase in fee is available. COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is a refinance case, originated on xx/xx/2022 and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows BWR was not on the mortgage getting refinanced, and the lender did not document 12 months of verification of pay history of the existing mortgage. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,234.68	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8344106	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	No	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	39.715%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a prior civil against the borrower in favor of xx
The first and second installments of county taxes for the year xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB, reflected as per payment history, is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB, reflected as per payment history, is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/xxxx, the borrower disputes regarding PMI. No comment has been found for dispute resolved.
BWR has x months on the job as a xx. Additionally, BWR has x year on the second job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 39.71%. Tape shows BWR does not have a 2-year history for second employment, and the lender omitted debt without verification of less than 10 payments remaining. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 4 months on the job as xx
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.533% exceed APR threshold of 4.320% over by +0.213%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.498% exceeds APR threshold of 4.320% over by 0.178%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97942943	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	Yes	740	Not Applicable	45.845%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual city taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.

BWR has been xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.84%. Tape shows income and debt miscalculation. Further details not provided. The revised DTI exceeds 50%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has been xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63156292	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	802	795	49.724%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWRx has xx
BWRx receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 49.72%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL will expire on xx/xx/2025. BWR1 has 2.58 years on the job as a xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $165.60. This is an increase in fee of +$165.60 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock provided expired on xx/xx/2022, and the loan closed on xx/xx/2022. No lock extension found."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30782055	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	26.867%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xst and xnd installments of county taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx.
No prior year’s delinquent taxes have been found
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR has x months on the job xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $325K. Comp #2 with a sales price of $310K, is closest to the subject property. Zillow search shows an estimated value of $325K. Current UPB is $295K. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64789089	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	662	Not Applicable	41.808%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The combined annual taxes for xxxx were paid in the amount of $xx,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is excessive obligations.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the tape data, the borrower was on a forbearance plan from xx/xx/xxxx to xx/xx/xxxx.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR has x months on the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.81%. The tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL is expired. BWR has 2 months on the xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects points - loan discount fee at $2,611.00. Final CD dated xx/xx/2021 reflects points - loan discount fee at $2,762.60. This is an increase in fee of $151.60 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2021 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the loan originator is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38653527	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	742	40.923%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xx%	xxxx.x	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens were found. The xst installment of combined taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx. The xnd installment of combined taxes for xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx. The loan was modified on xx/xx/xxxx. Unable to determine the occupancy of the subject property. No evidence has been found regarding the current/prior foreclosure proceedings. As per PACER report, the borrower has not filed bankruptcy since loan origination. As per tape data, the forbearance plan began on xx/xx/xxxx. As per servicing comment dated xx/xx/xxxx, the property was impacted by disaster.
BWR was qualified using a post-close offer letter as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrowers xx with an effective date of xx/xx/xxxx shows the new modified unpaid principal balance is $xxx,xxx.xx. The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xx% starting on xx/xx/xxxx and continuing until the new maturity date of xx/xx/xxxx. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.92%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2019, and the 3-year SOL is expired. BWR was qualified using a post-close offer letter as a xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and consummation or reimbursement date validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2019 does not reflect the counseling fee and tax service fee. CD dated xx/xx/2019 reflects a counseling fee at $75.00 and a tax service fee at $64.00. This is an increase in fee of $139.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2019, and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6295501	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Secondary	Yes	Yes	No	785	Not Applicable	41.530%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject is a second home. Zillow shows the subject property was listed for rent on xx/xx/2024. Elevated for client review."	* Property Marketability Issues (Lvl 3) "Tape shows ineligible condo project, and condo questionnaire shows special assessment of $300K for roof repairs of condo project was planned. The inspection report for the completion repairs is missing from the loan documents. Further details not provided. Subject originated 3/2/22. BWR has been 0X30 last 24 months. Comments do not show any further info on assessment."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA finance charge test due to finance charge disclosed on final CD as $320,787.81. The calculated finance charge is $321,262.52 for an under-disclosed amount of -$474.71. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98375588	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	39.374%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner CCs do not show any damage.
BWR has xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows issue with other closing, title, application, and processing documentation. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92903049	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	74.999%	74.999%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	804	Not Applicable	40.899%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows Hughes Capital/Guardian/Home Partners loan. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95510256	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	?????.??	?.???%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	798	793	34.632%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The utilities/mud taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
The first installment of town taxes for xxxx is paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of town taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xx,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xx,xxx.xx with an interest rate of x.xxx%. The current UPB is $x,xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $x,xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWRx has xx
BWRx has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test:
Adjustable Rate Endorsement paid by Borrower: $25.00
Buyers or Borrower Attorney Fee paid by Borrower: $2,400.00
Investor Review Fee paid by Borrower: $750.00
Note Fee paid by Borrower: $250.00
Real Estate Commission paid by Seller: $110,900.00
Seller Attorney Fee paid by Seller: $2,075.00
Survey Fee H paid by Borrower: $1,600.00
Title Closing Protection Letter paid by Borrower: $75.00
Title-Copy Fee paid by Borrower: $25.00
Title-Deed Preparation paid by Borrower: $45.00
Title-Simplilife Service Fee paid by Borrower: $10.00
Title-Tax & Assessments Fee paid by Borrower: $55.00
Title-Transaction Management paid by Borrower: $60.00."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows ineligible condominium project. Further details not provided. Zillow search shows an estimated value of $2.2M. Current UPB $1.7M."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19599441	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	89.638%	89.638%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	49.802%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence of foreclosure activity has been found.
No evidence of bankruptcy has been found.
As per the servicing comment date xx/xx/xxxx, the subject property is impacted by disaster. CCs do not show damages.
As per tape data, the subject property is owner occupied.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed TILA post-consummation revised closing disclosure finance charge test. Finance charge disclosed on Post CD as $1,095,425.28. The calculated finance charge is $1,095,593.36 for an under-disclosed amount of -$168.08. The subject loan is a purchase, originated on xx/xx/2024, and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows ineligible condominium project. Further details not provided. The appraisal report shows the subject is a detached SFR and not a condominium. Zillow search shows an estimated value of $865K. Current UPB $772K."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75443374	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	93.000%	93.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	37.890%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for xxxx-xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.

BWR has xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows the appraised value is not supported and was flagged as overvalued with an SSR score of 4.6. The appraiser used large adjustments to arrive at an appraised value of $367K. Comp #3 with a sales price of $360K, is closest to the subject property. Zillow search shows an estimated value of $365K. Current UPB is $321K. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21199405	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	91.000%	91.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	646	648	34.886%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx
There is a prior IRS lien on the subject borrower in favor of xx
There is a fieri facias real estate tax lien on the subject property in favor of xx
The xxxx combined annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the tape, the property is owner-occupied.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWRx has been xx
BWRx has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $500K. Market value of the subject property ($500K) is closest to the adjusted sales price ($525K) of comparable #1. Zillow search shows an estimated value of $603K. Current UPB is $424K."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2021 reflects Points - Loan Discount Fee at $364.00. This is an increase in fee of +$364.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67797513	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	41.613%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a junior mortgage against the subject property that was originated on xx
The first installment of town taxes for xxxx was paid in the amount of $x,xxx.xx.
The second installment of town taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $xxx.xx, and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
CCs do not show damage.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and appraisal show multiple repairs needed to bulkhead steps, furnace, broken pipes and fencing, flaking paint, utilities, and mold inspection. The estimated cost to cure is $7k. 1004D, or the final inspection report by a licensed professional confirming the status of the repairs, is missing from the loan documents. Zillow shows an estimated value of the subject is $440K. Current UPB is $171K."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the tax service fee test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Credit Report Fee  at $80.00. CD dated xx/xx/2022 reflects Credit Report fee at $92.07. This is an increase in fee of $12.07 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61933111	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.???%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	776	647	41.648%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The water charges for xxxx have been delinquent in the amount of $xx.xx, which is good through xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The occupancy of the subject property is unable to be determined.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows verified assets of $53K do not satisfy cash-to-close and reserves requirements of $56K and fall short by $3K. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 14.33 years on the job as axx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67046589	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	74.074%	74.074%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	44.757%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for xxxx were paid in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the sellers tape, the subject property is owner occupied.
CCs do not show damage.
BWR has  xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (xxxx)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape and file show an escrow holdback of $4.5K for repairs to the flooring, and the initial 1004D shows repairs were not completed yet and BWR had removed kitchen cabinets, and the final 1004D available in the file shows repairs are completed. Proof of release for escrow holdback is missing from the loan documents."
* Loan has escrow holdback. No proof it was released (Lvl 3)     "Final CD dated xx/xx/2024 reflects escrow holdback in the amount of $4,564.19. Proof for release of escrow holdback is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $266,102.87. Calculated finance charge is $266,651.35 for an under disclosed amount of -$548.48. The subject loan originated on xx/xx/2024 and the 1 year SOL is active

																																																																																								Subject loan is a purchase, originated on xx/xx/2024 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96005222	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	649	747	44.335%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
Annual county taxes for xxxx were paid on xx/xx/xxxx in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
As per tape data, the subject property is occupied by the owner.
CCs do not show damages.
BWR has xx
BWRx has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows repairs to the rotting fascia were not required by Freddie Mac, and the appraiser in the revised appraisal report required those repairs to be completed along with other items listed. 1004D in the file shows completion of repairs of other items listed except the rotting fascia. The estimated amount to cure the fascia board is $300. The final inspection report is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
																																																																																							* Property is Manufactured Housing (Lvl 3) "Home is affixed. As per the appraisal report, the subject property type is a manufactured home. The manufactured home rider attached to the recorded mortgage located at “xx” and the affidavit of affixation “xx	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.884% exceeds APR threshold of 8.360% over by +0.524%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14031271	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	763	Not Applicable	47.045%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens and judgments have been found against borrower and property.
Annual city/county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 47.04%. Tape shows SE and rental income miscalculation, and verification of SE business was not obtained. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL will expire on xx/xx/2025. BWR has been xx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.04%, as the borrower income is $18,614.37 and total expenses are in the amount of $8,757.10 and the loan was underwritten by DUxx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25946824	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.?	?.??%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	767	Not Applicable	49.173%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The combined annual taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.

BWR has started a new job on xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan does not meet FNMA guidelines for NOO property as BWR was approved using an offer letter and will receive a salary post-closing. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32374480	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Secondary	Yes	Yes	Yes	770	773	47.805%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens and judgments have been found against borrower and property.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
BWRx has xx
BWRx has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as a second home. The tape shows the subject is NOO due to misrepresentation. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 47.80%. The tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has 26 years on the job as a xx
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test due to the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.80%, the borrower income is $13,260.67 and total expenses are in the amount of $6,339.31 and the loan was underwritten by LP xx) and its recommendation is Accept with a DTI of 48%."		Moderate	Not Covered	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75578199	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	726	Not Applicable	45.337%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject is a second home and was approved at 45.33%. Tape shows rental income miscalculation as lease and supporting documents for REO are missing, and BWR is purchasing 4 rental properties financed through the subject lender. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 4.5 years on the job as xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.33%, as the borrower’s income is $10,886.72 and total expenses are in the amount of $4,935.70, and the loan was underwritten by DU (xx), and its recommendation is Approve/ineligible with a DTI of 45.33%."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13508918	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	No	768	Not Applicable	47.133%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xxxx county annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.

BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Property is Commercial Prop (Lvl 3) "Tape shows BWR uses subject NOO property as AirBNB."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 47.13%. Tape shows rental income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has been xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Subject loan approved as NOO. Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.13% as the borrower’s income is $10,771.34 and total expenses are in the amount of $5,076.89 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 47.13%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81655152	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	28.733%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The tax status is to follow.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.
The PH shows a large principal-only payment in the month of June xxxx and July xxxx in the amount of $xx,xxx.xx. As per the comments dated xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx, these are the BWR made payments.	Collections Comments:The current status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows condo project does not meet Fannie Mae hazard insurance requirements as the deductible coverage exceeded the 5% limit. Further details not provided. Zillow search shows an estimated value of $392K. Current UPB is $268K."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42201238	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	790	Not Applicable	30.287%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of x
There is a UCC lien found against the subject property in favor of xx
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx.The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx.The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the tape data, the subject property is owner occupied.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.

BWR has been xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject originated xx/xx/2022 at $359K with the prior sale 1/17/22 at $300K. Original transaction appears to be a flip. Zillow shows estimated value at $416K."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Finance Charge test due to Calculated Finance charge of $209,558.96 exceeds Disclosed Finance charge of $210,103.96 over by -$545.00. The subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12623465	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	VA	Fixed	Refinance	100.379%	100.379%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	703	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There are eight prior state tax liens in favor of the xx
There is a credit card judgment against the borrower in favor of xx
The annual county taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is VA streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed prohibited fees test.
The below fees were included in the test:
Attorney's Fee (Closing Agent Only) paid by Borrower: $50.00"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan does not meet VA seasoning period requirements. Further details not provided."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15778929	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	61.765%	61.765%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	655	729	49.938%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The county's annual taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWRx has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.93%. Tape shows undisclosed mortgage debt with a monthly payment of $1,231 opened prior to closing. Revised DTI is 54%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR2 has 23.66 years as an xx"
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.93% as the borrower’s income is $19,805.67 and total expenses are in the amount of $9,890.50 and the loan was underwritten byxx		Minimal	Pass	Pass	No Result	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80688425	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	No	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	38.685%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied on xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The reason for default is unable to be determined.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $420K. Comp #3 with a sales price of $430K, is closest to the subject property. Zillow search shows an estimated value at $420K. Current UPB is $377K."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2022 reflects cash to in the amount of $3,358.60."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36396010	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	661	Not Applicable	33.709%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xxxx county annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The loan was modified on xx/xx/xxxx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is excessive obligations.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per the servicing comment dated xx/xx/xxxx, the subject property was damaged due to the hurricane. No details are available regarding the estimated repair cost. There is no evidence to confirm the current status of repairs in the latest collection comments.
According to a comment dated xx/xx/xxxx, the subject property is owner-occupied.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/xxxx shows the new modified unpaid principal balance is $xxx,xxx.xx. The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xxx% starting on xx/xx/xxxx and continuing until the new maturity date of xx/xx/xxxx. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 32.55%. Tape shows lender did not document 12 month pay history on departing REO. Further details not provided. Lender defect. Subject originated 8/8/19 and the 3 year SOL has expired. BWR has 4 years on the job as a xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2019 reflects points - loan discount fee at $2,835.00. CD dated xx/xx/2018 reflects points - loan discount fee at $3,302.78. This is an increase in fee of +$467.78 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2019 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24180614	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	754	Not Applicable	49.847%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The xst and xnd installments of county taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx. Annual water charges for xxxx are due on xx/xx/xxxx in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
 As per the collection comment dated xx/xx/xxxx, the subject property was occupied by the owner. CCs do not show any damage.
  BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.85%. Tape shows fluctuating income from the new job is not supported. Further details not provided. Lender defect. The subject originated on xx/xx/2024, and the 3-year SOL is active. BWR has xx	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal report. PIW disclosure is missing from the loan documents. Zillow search shows an estimated value of $310K. Current UPB is $186K."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2497079	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	Second	xx	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	788	792	23.753%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is an active HOA lien against the subject property in favor of xx
Combined annual taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current interest rate is x.xxx%, and P&I is $x,xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No evidence has been found regarding the foreclosure proceedings.
No information regarding damage/repair to the subject property has been found.
The occupancy of the subject property is unable to be determined.

BWR has been xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows Hughes Capital/Guardian/HomePartners Loan. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90784868	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Nevada	xx	xx	No	No	Not Applicable	Second	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	808	Not Applicable	38.024%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a sewer lien on the subject property in favor ofxx
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows Hughes Capital/Guardian/HomePartners loan. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28063788	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	?	???.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.?	?.??%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	804	Not Applicable	42.261%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
Annual county taxes for xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xxx/xx/xxxx, in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The current interest rate is x.xxx%, and P&I is $xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No evidence has been found regarding the foreclosure proceedings.
No information regarding damage/repair to the subject property has been found.
The occupancy of the subject property is unable to be determined.
BWR has xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows Hughes Capital/Guardian/HomePartners loan. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12468453	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	796	Not Applicable	43.123%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the tenant. CCs do not show any damage.
BWR has xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows Hughes Capital/Guardian/HomePartners loan. Further details are not provided."		* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as 5/2/2022. The notary's signature date on the mortgage/deed of trust is 4/14/2022. Note: date is 4/14/2022."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38617903	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	804	Not Applicable	42.586%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows Hughes Capital/Guardian/HomePartners loan. Further details not provided."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance certificate is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67512387	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	57.143%	57.143%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	746	738	43.655%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The first installment of county taxes for xxxx-xxxx was paid on xx/xx/xxxx in the amount of $x,xxx.xx.
The second installment of county taxes for xxxx-xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date of payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which applied for xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date of payment is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has been xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan does not meet the requirements of delayed financing as the loan amount exceeds the documented amount of the borrower's initial investment in purchasing the property plus the financing of closing costs, prepaid fees, and points on the new mortgage loan. As per appraisal report dated xx/xx/2022, the subject prior sale/transfer on xx/xx/2022 in all cash for $735K via a grant deed. The subject loan was originated on xx/xx/2022 (within 2 months from the prior sale). Appraisal value is $910K and loan amount is $520k. BWRs equity in subject property is $415K. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54854613	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	32.913%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxxx.xx	x.xxx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xst, xnd, and xrd installments of county taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx,xx/xx/xxxx and xx/xx/xxxx.
The xth installment of county taxes for xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/xxxx, the property occupancy is stated as vacant.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
As per the servicing comment dated xx/xx/xxxx, the borrower’s income has been impacted due to the Covid-xx pandemic, and as per tape data, the forbearance plan started on xx/xx/xxxx.
The loan was modified on xx/xx/xxxx.
As per tape data, the forbearance plan started on xx/xx/xxxx.
No information has been found related to damage or repairs.
The subject property is located in the xx
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/xxxx shows the new modified unpaid principal balance is $xxx,xxx.xx, out of which $xxx,xxx.xx is an interest-bearing amount and the deferred amount is $xxx,xxx.xx. The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xxx% starting on xx/xx/xxxx and continuing until the new maturity date of xx/xx/xxxx. There is no principal forgiven amount.	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and file show the appraisal report was subject to the completion of renovation. The estimated amount of repairs is $342K. The final CD reflects an escrow holdback of $394K. The 1004D report is missing from the loan documents. Zillow search shows an estimated value at $669K. Current UPB $395K."
* Loan has escrow holdback. No proof it was released (Lvl 4) "The final CD dated xx/xx/2020 reflects an escrow holdback in the amount of $394K. Proof for the release of the escrow holdback is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 reflect Appraisal Re-Inspection Fee at $750.00. Final CD dated xx/xx/2020 reflects Appraisal Re-Inspection Fee at $2,000.00. This is an increase in fee of +$1,250.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2020, and the 1-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99451946	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	760	Not Applicable	31.731%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The combined annual taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial xxxx_Application	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows Hughes Capital/Guardian/HomePartners loan. Further details not provided."	* Missing Initial 1003_Application (Lvl 2) "Initial application signed by loan originator is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14639191	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	657	656	34.760%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a sewer lien on the subject property in favor of xx
The xst and xnd installments of county taxes for xxxx are due in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/xxxx, the subject property is non-owner occupied.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWRx has been xx
BWRx has xx
BWRx rxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial xxxx_Application	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 34.76%. Tape shows foster care income is not supported and BWR2 income miscalculation. Revised DTI is 46.78%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has been SE for 7.91 years at xx
																																																																																								* Missing Initial 1003_Application (Lvl 2) "Initial application signed by loan originator is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95029036	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	44.889%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xxxx combined annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
BWR has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations for the brokerage/finder fee test due to fees charged $5,154.38 exceed fees threshold of $4,750.00 over by +$404.38.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,859.38
Processing Fee paid by Borrower: $345.00
Underwriting Fee paid by Borrower: $950.00."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows ineligible condominium project. Further details not provided. The appraisal report shows the subject is a detached SFR and not a condominium. Zillow search shows an estimated value of $275K. Current UPB $230K."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2022 reflects cash to in the amount of $3,893.22."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.88%, as the borrower’s income is $5,466.61 and total expenses are in the amount of $2,453.89, and the loan was underwritten by AUS xx), and its recommendation is approve/eligible with a DTI of 44.89%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39534506	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	94.458%	103.904%	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	657	Not Applicable	33.553%	First	Final policy	Not Applicable	xxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as  of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
 No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is occupied by the owner.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan was rejected by US Bank due to a revised FICO score of 627, and the minimum required FICO score was 640. Further details not provided."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.756% exceeds APR threshold of 5.590% over by +0.166%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d). Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.756% Exceeds APR threshold of 5.590% Over By +0.166%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63422904	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	786	Not Applicable	48.310%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.31%. Tape shows rental income miscalculation. The revised DTI is 53.30%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL will expire on xx/xx/2025. BWR has 2.91 years on the job as xx."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.31% as the borrower’s income is $6,491.86 and total expenses are in the amount of $3,136.23, and the loan was underwritten by LP xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3278802	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	717	49.901%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There are two prior civil judgments against the borrower in favor of xx
There is a criminal civil judgment against the borrower in favor of the xx
The combined annual taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxxxx%. The current UPB reflected as per the payment history $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
BWRx xx
BWRx has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $3,437.00. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $6,286.72.
Loan estimate dated xx/xx/2024 reflects Appraisal Fee at $500.00. CD dated xx/xx/2024 reflects Appraisal Fee at $650.00.
This is a cumulative increase in fee of $2,999.72 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year.

Loan failed TRID Total of Payments Test due to Calculated Finance charge of $854,653.23 exceeds Disclosed Finance charge of $854,820.42 over by -$167.19."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is aged due to delay in property inspection and lender need to refinance the loan or sell it as S&D. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance charge disclosed on Final CD as $518,850.38. Calculated finance charge is $519,027.57 for an under disclosed amount of -$177.19.

Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year.

																																																																																								Subject loan is a purchase, originated on xx/xx/2024 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11224340	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	???.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	690	686	49.436%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is one UCC lien against the property, which was recorded on xx/xx/xxxx. The amount of the lien is not available on the supporting document. The second installment of supplemental county taxes for the year xxxx/xxxx has been delinquent in the amount of $xxx.xx, which is payable on good through xx/xx/xxxx. The first installment of county taxes for the year xxxx/xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. The second installment of county taxes for the year xxxx/xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx. The first installment of supplemental county taxes for the year xxxx/xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. The second installment of supplemental county taxes for the year xxxx/xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $720K. Current UPB: $499K."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.43%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 6 months on the job as a xx. Additionally, the BWR1 has been xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15351240	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	180	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	42.159%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
No active liens and judgments have been found against borrower and property.
The first and second installments of county/other taxes for xxxx/xxxx were paid in the total amount of $xx,xxx.xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $x,xxx.xx and PITI is $xx,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $x,xxx.xx and PITI is $xx,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.

BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject condo project is involved in active litigation and is not on the FNMA list of approved condo projects. Loan file is missing condo questionnaire. Further details not provided. Subject closed 8/27/24. Appraised value $1.38M. UPB $998K. Elevated for client review"	* LE/CD Issue date test Fail (Lvl 3) "Loan fails compliance delivery and timing test for CD dated xx/xx/2024. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2024, which is after the consummation date of xx/xx/2024."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82382193	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Commercial	Fixed	Refinance	69.300%	69.300%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	No	750	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for xxxx are paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is $27,360.00 and annual payments (Debt Service) are $46,985.64 and the debt service cover ratio (DSCR) is 0.58."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the subject is a unit at the Gables Terrace condo project in Miami, FL, that is older than 25 years and is located within xxx. A structural inspection of the project was not provided by the HOA. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57547016	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	673	Not Applicable	42.511%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 42.51%. Tape shows lender miscalculation of BWR SE income and BWR has limited credit history. The revised DTI is 58.94%. Lender defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR has xx	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling organizations disclosure is missing from the loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39717554	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.?%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	739	48.923%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.The reason for the default is not available.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No information has been found regarding the forbearance plan.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $278K. Comp #1 with a sales price of $285K, is closest to the subject property, valued at $278K. Zillow search shows an estimated value of $285K. Current UPB is $259K."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96571614	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.??%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Unavailable	737	Not Applicable	49.859%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx
There is a UCC lien found against the subject property in favor of xx
The xst, xnd, xrd, and xth installments of county taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.

BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Initial xxxx_Application Missing or error on the Rate Lock	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "The initial application signed by the loan originator is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 49.85%. Tape shows undisclosed debt. Revised DTI is 54.54%. Further details not provided. BWR defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 1.41 years on the job as a xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42272613	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?%	360	xx	xx	Conventional	Fixed	Purchase	88.556%	88.556%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	38.430%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.

Collections Comments:The loan is currently performing. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx. As per the tape data, the subject property is owner-occupied. The loan has not been modified since origination. No details pertaining to the damage to the subject property have been observed. The post-closing details regarding the foreclosure and bankruptcy have not been found. BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to BWR misrepresentation as they remained in departure residence. Further details were not provided. Elevated for client review."
* Property Marketability Issues (Lvl 4) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $427K. Comp #2, with a sales price of $433K, is closest to the subject property. Zillow search shows an estimated value of $427K. Current UPB is $370K."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as-is. The photo addendum and improvement section show the notable cracks in the bedroom wall and ceiling. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved as OO at 38.43%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR departing housing expense. Further details were not provided. BWR defect. The subject originated on xx/xx/2023, and the 3-year SOL is active. BWR has 1.16 years on the job as a xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects points - loan discount fee at $6,089.00. CD dated xx/xx/2023 reflects points - loan discount fee at $6,413.64. This is an increase in fee of +$324.64 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2023 and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15517971	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Cash Out	77.208%	77.208%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	37.347%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx
No active judgments or liens have been found.
 The xst annual installment of combined taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx.
The xnd annual installment of combined taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB reflected in the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The UPB reflected in the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has xx
BWR has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial xxxx_Application Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2024. Initial LE dated xx/xx/2024 reflects Lender Credit at $1,604. Final CD dated xx/xx/2024 reflects Lender Credit at $0.00. This is decrease of +$1,604 for fee which has 0% tolerance test.

Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 does not reflect Points - Loan Discount Fee. CD dated 0xx/xx/2024 reflects Points - Loan Discount Fee at $2,222.20.
Loan estimate dated xx/xx/2024 does not reflect Hybrid E Closing Fee. CD dated 0xx/xx/2024 reflects Hybrid E Closing Fee at $65.00.
Loan estimate dated xx/xx/2024 reflects Transfer Taxes at $327.00. CD dated 0xx/xx/2024 reflects Transfer Taxes at $472.56.
This is a cumulative increase in fee of +$2,432.76 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the AUS was invalidated due to the incorrect appraised value of $270K and revised appraised value of $255K, increasing the LTV from 73% to 78%. Further details not provided. Zillow search shows an estimated value of $261K. Current UPB $195K."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS from the time of closing is missing from the loan documents. Post-close AUS is available and its risk recommendation is Approve/Eligible at 37.35% DTI."
* Missing Initial 1003_Application (Lvl 3)     "Missing initial application dated xx/xx/2024 signed by the loan originator."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71489390	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	786	754	35.384%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx.
The annual utilities/MUD taxes for xxxx were paid in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx(PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (xxxx)	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows BWR approved on the subject loan with J1 category VISA is not acceptable as per FNMA guidelines. VISA expiration date is xx/xx/2024. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52854461	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	94.878%	94.878%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	22.894%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), and was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), and was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.
The RFD is unable to be determined.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 22.89%. Tape shows lender was not able to verify the BWR’s employer. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 6.08 years on the job as an xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. LE dated xx/xx/2022 does not reflect points - loan discount fee. CD dated 0xx/xx/2022 reflects points - loan discount fee at $1,622.00. This is an increase in fee of +$1,622.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL has expired.

TRID violation due to decrease in lender credit on CD dated xx/xx/2022. Initial LE dated xx/xx/2022 reflects lender credit at $3,481. CD dated xx/xx/2022 reflects lender credit at $0.00. This is decrease of -$3,481 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69527793	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	91.525%	91.525%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	42.297%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
Unable to determine the current occupancy.

BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows the subject is NOO due to misrepresentation as BWR listed the subject property for rent after closing. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 42.29%. Tape shows subject is NOO due to misrepresentation as BWR listed the subject property for rent after closing, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 5 months on the job as a xx
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88098992	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Texas	xx	xx	Not Applicable	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	797	Not Applicable	44.821%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx
No active judgments or liens were found.
The xst installment of combined taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.

BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $18,354.99 exceeds fees threshold of $16,888.36 over by +$1,466.63.
The below fee was included in the test:
Points - Loan Discount Fee paid by Borrower: $18,354.99

This loan failed the TRID Rate Lock Disclosure Delivery Date Test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2024, xx/xx/2024 and xx/xx/2024."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $18,354.99 exceeds fees threshold of $16,888.36 over by +$1,466.63.
The below fee was included in the test:
Points - Loan Discount Fee paid by Borrower: $18,354.99"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.82%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 9 months on the job as xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx/xx/2024 and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $1,187.00. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at +$1,330.00. This is a cumulative increase of $24.30 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2024 and the 1-year SOL has expired."
																																																																																								* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33503278	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	?	???.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	807	Not Applicable	27.878%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx
The first installment of county taxes for xxxx is paid in the amount of $xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), and was applied to the due date of xx/xx/xxxx. The monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), and was applied to the due date of xx/xx/xxxx. The monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as-is, and the photo addendum shows water damage to the ceiling. A property inspection performed on the subject property revealed multiple issues that pose health and safety hazards and structural integrity issues. 1004D verifying the completion of suggested repairs and final inspection report verifying the structural integrity of the property by a licensed professional is missing from the loan documents. The estimated amount of repairs is not available, and the final CD does not reflect the escrow holdback amount."	* Intent to Proceed Missing (Lvl 3) "The intent to proceed disclosure is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75156663	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	96.179%	96.179%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	40.655%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is a junior mortgage against the subject property that was originated on xx The annual county taxes for xxxx were paid in the amount of $x.xx. The annual county taxes for xxxx are due in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx(PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. Initial LE dated xx/xx/2024 reflects points—loan discount fee at $2,026.00. The final CD dated xx/xx/2024 reflects points—a loan discount fee at $5,577.00. This is an increase of +$3,551.00 for charges that cannot increase 0% tolerance tests. A valid COC for an increase in fee is missing from the loan documents.The subject loan is a purchase, originated on xx/xx/2024, and the SOL is 1 year active."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows DU was invalidated due to an increase in LTV from an appraisal obtained post-close. MI coverage obtained was 30% instead of 35% as required. Post-close appraisal is missing from the loan file. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8869439	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	180	xx	xx	Conventional	Fixed	Purchase	60.021%	60.021%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	770	730	48.646%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
 No active liens or judgments have been found against the borrower or subject property.
 The first and second installments of county taxes for xxxx/xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWRx has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows closing documents signed on xx/xx/2024 is one day earlier than it was supposed to be signed. Further details not provided. Infinity compliance result failed delivery and timing test for LE and CD."
* LE/CD Issue date test Fail (Lvl 3)     "The loan failed the compliance ease of delivery and timing tests for the revised loan estimate dated xx/xx/2024 electronically signed on xx/xx/2024, which is less than 7 business days before the consummation date of xx/xx/2024.

																																																																																							Loan failed compliance Ease delivery and timing tests for the initial CD dated xx/xx/2024; the initial closing disclosure delivery date is less than six business days before the consummation date."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34222673	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	VA	Fixed	Refinance	108.250%	108.250%	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	614	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens and judgments have been found.
The annual county taxes for the year of xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	As per the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied on xx/xx/xxxx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of loan is performing,
As per the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan is uninsured by VA as the seasoning requirement was not met. Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "The VA guaranty certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65736753	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	VA	Fixed	Refinance	96.956%	96.956%	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	627	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is one prior UCC lien found against the subject property in favor of xx
Combined annual taxes for the year of xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.

The subject loan is a VA streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan is uninsured by VA as the GNMA seasoning requirement was not met. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3) "VA loan guaranty certificate is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the prohibited fees test. The following fees were included in the test:
																																																																																								Attorney's Fee (Closing Agent Only) paid by Borrower: $450.00"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13151485	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	VA	Fixed	Refinance	101.452%	101.452%	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	762	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county annual taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county annual taxes for xxxx has been due in the total amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
Subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA Foreclosure Rescission Finance Charge test. Finance charge disclosed on final CD as $487,091.69. Calculated finance charge is $487,132.01 for an under disclosed amount of -$40.32. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years.

Loan failed TILA Post-Consummation Revised Closing Disclosure Foreclosure Rescission Finance Charge test. Finance charge disclosed on post CD as $486,833.81. Calculated finance charge is $486,908.81 for an under disclosed amount of -$75.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan should have closed as a VA assumption loan as the entitlement used on the subject loan was from BWR’s ex-spouse. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "VA loan guaranty certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83137599	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	37.107%	37.107%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	806	Not Applicable	39.333%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The combined annual taxes for the year xxxx have been paid in the amount of $xxxx.xx. The school annual taxes for the year xxxx have been paid in the amount of $xxxx.xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the tape data, the subject property is owner-occupied.
 The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence has been found for damage or repairs.
  BWR receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 39.33%. The tape shows the lender did not establish three years of continuous retirement distribution income. Review shows lender also miscalculated rental income and the revised DTI is 67.40%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR rxx	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Compliance ease TRID tolerance test incomplete due to initial closing disclosure is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the SOL is 1 year."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53571136	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	???.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	53.103%	53.103%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	712	49.650%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual city & county taxes for xxxx (Parcel xx ) were paid in the total amount of $x,xxx.xx on xx/xx/xxxx.
The annual city & county taxes for xxxx (parcel xx are delinquent in the total amount of $xxx.xx, which was due on xx/xx/xxxx and which are payable through xx/xx/xxxx.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the property is owner-occupied.
The comment dated xx/xx/xxxx shows that the recast MOD was received. The comment dated xx/xx/xxxx shows that the recast was completed.

BWRx has x.x years xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Transmittal (xxxx)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, and the photo addendum shows the repairs or improvements to the bathroom were not fully completed. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.65%. The tape shows rental income miscalculation by the lender. The revised DTI is 57%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 1.5 years on the job as a xx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87625069	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	49.840%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy details have been found.
Unable to determine the current occupancy of the subject property.
No damage or repairs have been found.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.84%. Tape shows undisclosed auto debt with a monthly payment of $427. The revised DTI is 51.58%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 2.75 years on the job as a design strategist at xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26310222	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	49.044%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. The combined annual taxes for the year xxxx were paid in the amount of $xxxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
 Unable to determine the occupancy of the subject property.
 No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape indicates that the property is NOO as BWR never occupied the subject property. Further details not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase case that originated on xx/xx/2024, and the 1-year SOL is active."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx/xx/2024. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2024 which is after the consummation date xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 does not reflect Survey Fee. CD dated xx/xx/2024 reflects Survey Fee at $450.00. This is an increase in fee of +$450.00 for charges that cannot increase. Valid COC is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2024, and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 49.04%. Tape shows an income miscalculation over the BWR bonus and the subject is NOO as BWR never occupied the subject property causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 3 years on the job as a xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57706992	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	68.254%	68.254%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	766	783	48.520%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The combined annual taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner occupied.
BWRx has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Compliance Ease delivery and timing test for revised closing disclosure dated xx/xx/2024. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2024 which is on the Consummation date xx/xx/2024."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the late fees test.
Late fee calculated at $141.24 exceeds the threshold of $100.00 by $41.24."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows lock fallout. Further details are not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20500393	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	781	819	49.728%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The combined annual taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner occupied.
BWRx has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. The initial loan estimate dated xx/xx/2024 reflects  verification fee of $145.00. The final CD dated xx/xx/2024 reflects verification fee of $278.00. This is an increase in fee of +$133.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case that originated on xx/xx/2024; the SOL is 1 year active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is unsalable as the BWR intended to sell the property, and the property was never sold. Further details not provided."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85842799	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.?%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	79.212%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	33.919%	First	Final policy	Not Applicable	xxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a junior active mortgage against the subject property in favor of xx
Annual county taxes for the year xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.
Annual county taxes for the year xxxx were paid on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl 3) "The tape shows the condo project is not accepted. Further details not provided. The condo questionnaire in the file reflects a special assessment of roof replacement, totaling an amount of $42K, and the HOA is involved in active litigation and the total claim amount is $30K. Zillow search shows an estimated value of $237K. Current UPB is $177K."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.91%. The tape reflects an increased DTI of 36.00%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 6 months on the job as a xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8702064	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	Second	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	120	xx	xx	Conventional	Fixed	Purchase	104.189%	104.189%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	37.963%	Second	Unavailable	xxxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property in favor of xx
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows income used for qualification exceeded the maximum compliance income allowed by WHEDA. Further details not provided."		* LTV / CLTV > 100% (Lvl 1) "Collateral value used for underwriting is $210,000.00. Amount of secondary lien is $12,600.00. Superior loan amount is $206,196.00. LTV is 6.00% and CLTV is 104.189%. Current UPB is $10K."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81358413	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	740	43.998%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xst and xnd installments of county taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The reason for default is unable to determine.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape, the subject property is owner occupied.
  BWRx has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows appraised value of $420K at closing is not supported as field review report reflected a lower value of $375K. The appraisal report shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $420K. Comp #3, with a sales price of $392K, is closest to the subject property. Zillow search shows an estimated value of $419K. Current UPB is $384K. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $1,619.55. This is an increase in fee of +$1,619.55 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																								The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3478009	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	74.855%	74.855%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	710	49.979%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual school taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWRx has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case, originated on xx/xx/2024, and the SOL is 1 year."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "The initial closing disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50.16%. Tape shows undisclosed debt with a monthly payment of $1,440. Further details not provided. BWR defect. The subject originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 4.66 years on the job as a xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50869863	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	41.551%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xst installment of county taxes for xxxx was paid in the total amount of $xxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx is due in the total amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed for bankruptcy since loan origination.
As per tape, the subject property is owner-occupied.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Kansas license validation test."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and the appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $150K. Comp #3, with a sales price of $147K, is closest to the subject property. Zillow search shows an estimated value of $167K. Current UPB is $141K. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47266896	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	50.012%	50.012%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	761	745	47.989%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens and judgments have been found.
The annual county taxes for xxxx were paid in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy from collection comments.
BWRx and BWRx xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.98%. Tape shows rental income miscalculation as the lender did not obtain supporting documents. Revised DTI 55.11%. Lender defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR1 and BWR2 have been xx	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the first lien prohibited fees test.
The following fees were included in the test:
Processing Fee paid by Borrower: $350.00
																																																																																							Underwriting Fee paid by Borrower: $565.00."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96750535	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	756	759	30.125%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xst and xnd installments of county taxes for xxxx were paid in the total amount of $xx,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.

BWRx has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl 3) "As per the tape and appraisal, the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $710K. Market value of the subject property ($710K) is closest to the adjusted sales price ($690K) of comparable #1. Zillow search shows an estimated value of $781K. Current UPB is $561K."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 30.13%. Review of files shows BWRs were on leave at the time of closing and there was no return to work docs in file. Further details not provided. Lender defect. Subject originated 11/3/23 and the 3 year SOL is active. BWR1 has 2 years as a xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84323873	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	97.375%	97.375%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	806	Not Applicable	36.555%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The annual installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.

Collections Comments:The loan is currently performing. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx. The post-closing details regarding the foreclosure and bankruptcy have not been found. No details pertaining to the damage to the subject property have been observed.
 BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Right of Rescission	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the first lien prohibited fees test. The following fees were included in the test:
Processing Fee paid by Borrower: $400.00
Underwriting Fee paid by Borrower: $595.00."
* Property Marketability Issues  (Lvl 3)     "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $320K. Market value of the subject property ($320K) is closest to the adjusted sales price ($325K) of comparable #1. Zillow search shows an estimated value of $336K. Current UPB is $311K."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15492106	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	50.617%	50.617%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	761	729	49.670%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of $xxx,xxx.xx with xx
No active judgments or liens have been found.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. xx
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has x.xx years on the xx
  BWRx has x.xx years on the job as a fxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails QM lending policy points and fees test due to fees charged $8,559.65 exceeds fees threshold of $5,847.76 over by +$2,711.89
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $906.00
Points - Loan Discount Fee paid by Borrower: $5,963.65
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $995.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $8,559.65 exceeds fees threshold of $5,847.76 over by +$2,711.89.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $906.00
Points - Loan Discount Fee paid by Borrower: $5,963.65
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $995.00"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.67%. The tape shows income miscalculation as the lender did not average variable income. Review shows the revised DTI is 57.88.%. Lender defect. Further details not provided. The subject originated on xx/xx/2024, and the 3-year SOL is active. xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect points - loan discount fee. CD dated xx/xx/2024 reflects points - loan discount fee at $5,963.65. This is an increase in fee of +$5,963.65 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2024 axx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3744603	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	????.?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	636	Not Applicable	36.845%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx has been delinquent in the amount of $x,xxx.xx, which is good through date xx/xx/xxxx.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. As per the tape data UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. As per the tape data UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape data, the subject property was occupied by the owner. No details pertaining to the damage to the subject property have been observed.
BWR has xx.xx years on the job as axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial xxxx_Application Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed qualified mortgage APR threshold test due to APR calculated 9.164% exceeds APR threshold of 9.130% over by +0.034%."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 9.164% exceeds APR threshold of 9.130% over by +0.034%."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and Infinity compliance report shows the loan failed the HPML test. The subject loan is escrowed. Further details not provided."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "The AUS report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.198% exceeds APR threshold of 8.380% over by +0.818%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.164% exceeds APR threshold of 8.380% over by +0.784%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66766463	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	ARM	Cash Out	38.462%	38.462%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	690	22.680%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was xx
No active judgments or liens were found.
 The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx% and the UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
 Unable to determine the reason for default.
 Unable to determine the occupancy of the subject property.
 No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
 No information has been found related to damage or repairs.
BWR has x.xx years on the job as a supervisor xx
BWRx has x.xx years on the job as a surgical assistant at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	ARM Rider Initial xxxx_Application Missing DU/GUS/AUS Note Transmittal (xxxx)	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Tape and file show subject note is defective. Subject loan closed as an ARM. Note is fixed. Reaching out to counsel for remediation."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed delivery date test for revised CD dated xx/xx/2023. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2023 which is after the consummation date xx/xx/2023."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2023 reflects appraisal fee at $550.00. CD dated xx/xx/2023 reflects appraisal fee at $685.00.
Loan estimate dated xx/xx/2023 reflects credit report fee at $100.00. CD dated xx/xx/2023 reflects credit report fee at $184.00.
This is a cumulative increase in fee of $219.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject is a purchase case originated on xx/xx/2023, and the 1-year SOL is active."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Mortgage - Missing required ARM Rider (Lvl 3)     "ARM rider is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final 1008 is missing from the loan documents. Post-close 1008 with different loxx			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89610076	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	627	598	48.649%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xx The subject mortgage was re-recorded on xx/xx/xxxx to correct the FHA case number.
There is a xx lien against the xx recorded on xx/xx/xxxx. SSN and property address are not provided in the supporting document. The defendant's name mentioned on the supporting document is consistent with borrower's name.
There are three credit card judgments and one civil judgment against the BWR "xx
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The RFD is unable to be determined.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWRx has x months on the job as a transportation IxU with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance Transmittal (xxxx)	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 48.64%. Tape shows miscalculation of gift funds. Review of the file shows bank statements, a gift letter missing from the loan documents, and a cash-to-close requirement is $11K. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-xxths on the job as a transportation specialist at xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed FHA QM Safe Harbor threshold test due to APR calculated 6.890% exceeds APR threshold of 6.664% over by +0.226%.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.890% exceeds APR threshold of 6.170% over by +0.720%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2018 does not reflect Rate Lock Fee. Final CD dated xx/xx/2019 reflects Rate Lock Fee at $1,994.00. This is an increase in fee of +$1,994.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2019, axx
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.890% exceeds APR threshold of 6.170% over by +0.720%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the MD COMAR higher-priced mortgage loan test due to an APR calculated at 6.890% exceeds APR threshold of 6.170% over by +0.720%.

.."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.64% as the borrower’s income is $9,868.66 and total expenses are in the amount of $4,801.03 and the loan was underwritten by Dxx
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78987039	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.??%	360	xx	xx	Conventional	Fixed	Purchase	74.215%	74.215%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	757	755	49.944%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx
No active judgments or liens have been found.
The annual combined taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.

BWRx has x.xx years on the job as a firefighter with thexx
BWRx has been SE for x.x years at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.94%. Tape shows lender missed the undisclosed student loan debt with a monthly payment of $125 that was opened prior to closing. Revised DTI is 51.31%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, a xxWR1 has 4.58 yearsxx BWRxx		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80469061	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	?	???	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	810	691	49.909%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the tape data, the subject property is owner-occupied.
No information has been found related to damage or repairs.

BWRx has been SE for x.xx years at xx
BWRx has been SE for x.xx years at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.90%. Tape shows an undisclosed HOA debt of REO with a monthly payment of $85. Revised DTI is 50.18%. Further details not provided. BWR defect. The subject loan orixxor 3.41 yeaxx		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90363091	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	706	41.186%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied on xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing loan files, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No details pertaining to the damage to the subject property have been observed.
The comment dated xx/xx/xxxx shows that the RFD is death in the borrower's family.
The comment dated xx/xx/xxxx shows that the subject property is occupied by the owner.
The loan was modified on xx/xx/xxxx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx has x months on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx. The monthly P&I is $x,xxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx and a maturity date of xx/xx/xxxx. There is no deferred balance and principal forgiven amount.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.77%. Tape shows BWxx
																																																																																								* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx/xx/2022 reflects cash to in the amount of $109.33."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85840727	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	???	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.?	?.??%	360	xx	xx	Conventional	Fixed	Purchase	47.619%	47.619%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	753	Not Applicable	48.419%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The combined annual taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx.
The reason for the default is not available.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the current condition and occupancy of the subject property.
BWR has been SE for x years atxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, and the tape and appraisal report show the property needs repairs to the rotten wood on the exterior of the home. The estimated cost to cure is not available in the loan file. The 1004D completion report is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71017599	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Purchase	55.000%	55.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was xx
No active judgments or liens were found.
The xxxx county annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
The occupancy of the subject property is unable to be determined.
No information has been found related to damage or repairs.

BWR is a legal entity, and the subject loan was xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan closed with BWR as an xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44503647	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	?	??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.?%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	43.396%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a prior credit card judgment against the borrower in xx
The first and second installments of county taxes for xxxx/xxxx are due in the amount of $xx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx(PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
Unable to determine the reason for the default.
No post-close bankruptcy record has been found.
BWRx has xx.xx years on the job as xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 43.39%. Tape and file show miscalculation as lender treated mortgage as monthly when it should be bi-weekly. The revised DTI is 59.35%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-yxx BWR1 has 19.41 years on the joxx th xx	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82048849	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	?	???.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	240	xx	xx	Conventional	Fixed	Cash Out	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	744	762	38.334%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per payment history is $xx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
As per the tape data the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is not eligible for cash-out refinance as the subject property is a single wide MH. Further details not provided."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.550% exceeds APR threshold of 7.900% over by +0.650%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed Qualified Mortgxx lculated 8.376% exceeds APR threshold of 7.900% over by +0.476%."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report, which is located at "xx subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx home with serial #xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18910160	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	?	???	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	102.692%	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	39.209%	First	Final policy	Not Applicable	xxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a junior mortgage against the subject property that was originated on xx
The first and second installments of county taxes for xxxx are due in the amount of $xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/xxxx, and the first payment is due on xx/xx/xxxx. According to payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
PH shows the principal adjustment on xx/xx/xxxx in the amount of $x,xxx.xx.	Collections Comments:The loan was originated on xx/xx/xxxx, and the first payment is due on xx/xx/xxxx. According to payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on the job as axxr at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan approved at a CLTV of 102.692% exceeds the CLTV threshold of 95% for manufactured housing. Further details not prxx
																																																																																							* Property is Manufactured Housing (Lvl 3) "As per the appraisal report, which is located at "xx” state that the manufactured home with serial # xx. TPOL schedule B shows an exception for prior affidavit of affixation recorded on xx/xx/2019."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12524526	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	747	768	39.751%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a UCC judgment against the borrower in favor of xx
The first installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual utilities/MUD charges for xxxx were paid in the amount of $xx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx(PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the seller’s tape, the subject property is owner occupied.
As per the comment dated xx/xx/xxxx, the reason for default is excessive obligation.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx has x years on the job as a quality control computer operator with US Pharma Lab.
BWRx has x months on the job as a database axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the state regulations for the prohibited fees test. The below fees were included in the test: Courier Fee paid by Seller: $50.00 xx 75.00 Seller Attorneys Fee paid by Seller: $2,358.90 Sewer BILL paid by Borrower: $99.82 Sewer Bill paid by Seller: $99.82 Title - Tax Report paid by Borrower: $40.00 Title Closing Protection Letter paid by Borrower: $75.00 Title Transaction Management paid by Borrower: $40.00 Warehousing Fee paid by Borrower: $40.00."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.75%. Tape shows BWR2 was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-yearxx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30740647	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	734	734	38.387%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The combined annual taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The occupancy of the subject property is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx has x months on the job as an IR tech at xx
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 38.38%. Tape shows BWR was not employed at the time of closing. BWR defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. Bxx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30274828	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	????.??	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	90.600%	90.600%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	724	712	49.556%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual combined taxes for xxxx have been delinquent in the amount of $x,xxx.xx which were due on xx/xx/xxxx and good through xx/xx/xxxx.
The annual combined taxes for xxxx and xxxx were paid in the total amount of $xx,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWRx has x months on the job as an xx
BWRx has x months on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.55%. Tape shows undisclosed debt with monthly payments of $628. Revised DTI is 55.38%. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. Bxx
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. The final CD dated 0xx/xx/2023 reflects cash to the borrower in the amount of $248.17."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2023. Initial LE dated xx/xx/2023 reflects lender credit at $8,430. Final CD dated 0xx/xx/2023 reflects lender credit at $7,724.10. This is decrease of +$705.90 for fee which has 0% tolerance test. Valid COC for the decreasxx
																																																																																								The subject loan is a purchase case, originatexx		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45707348	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	FHA	Fixed	Refinance	93.177%	93.177%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	617	735	49.402%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
Annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.

According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. No details pertaining to the damage to the subject property have been observed.

BWRx has x.xx years on the job as a xx
BWRx has x.xx years on the job as axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan closed with 91.57% LTV using an appraised value of $235K does not meet FHA guidelines as the subject loan is being refinanced within a year. Using the purchase price of $215K LTV increases from 91.57% to 100%."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37380914	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	670	673	49.942%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual utility/MUD charges for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual utility/MUD charges for xxxx are delinquent in the amount of $x,xxx.xx, with the good-through date of xx/xx/xxxx.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWRx has xx.xx years on the job xx
BWRx has xx.xx years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to the initial CD missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject loan shared an AUS/LP key with another file that closed simultaneously for the same borrower, different property. Review shows BWR was refinancing departing residence at same time of subject mortgage.  Lender properly included PITI and rental income from departing residence."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74938097	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	VA	Fixed	Refinance	99.991%	99.991%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	771	772	47.897%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor o fxx The annual county taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No foreclosure activity has been found. No post-close bankruptcy record has been found. No information has been found regarding the forbearance plan. No information has been found regarding damages. As per the tape data, the property is owner-occupied. BWRx receives pension xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $443,722.64. Calculated finance charge is $443,872.64 for an under disclosed amount of -$150.00. Subject loan is a refinance case, originated on xx/xx/2024 and the 3-year SOL is active. Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as $443,722.64. Calculated finance charge isxx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan does not meet VA net tangible benefit requirements for a refinance loan. Purpose of loan was to avoid the prior default. Further details not provided."
																																																																																							* Revised Loan Estimate is missing (Lvl 3) "Revised LE dated xx/xx/2024 and xx/xx/2024 are missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24577866	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	93.548%	93.548%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	814	Not Applicable	49.466%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
The first installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is servicing problems.
As per the comment dated xx/xx/xxxx, the subject property is owner-occupied.
No comments have been found for damage or repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR started a new job on xx/xx/xxxx as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.46%. Tape shows income not supported as the BWR qualified witxxd. Revised DTI is 98.48%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR started a new job on xx/xx/2023 as a rxxption and $34K equity in the subject.

																																																																																								Downgrade to LVL2 based on PH."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32313554	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	78.679%	78.679%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	632	714	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxxx.x	xx/xx/xxxx	Financial Hardship	As per review of Pro Title Report dated xx/xx/xxxx, the subject mortgage was originated on x/xx//xxxx in favor of xx
Chain of the assignment is incomplete. Currently, it is the lender xx
The subject mortgage is in first lien position.
No active judgment or liens found against the borrower.
Combined xst & xnd installment taxes for the year xxxx  is paid in the amount of $ xxxx.xx.
Combined xst  installment taxes for the year xxxx is due until xx/xx/xxxx in the amount of $xxxx.xx.
Combined xnd   installment taxes for the year xxxx is due until xx/xx/xxxx  in the amount of $xxxx.xx.
No prior years delinquent taxes found.
Review of updated payment history as of xx/xx/xxxx, the borrower is current with the loan and next due is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $xxxx.xx, which was applied to xx/xx/xxxx. The current UPB is reflecting in the amount of $xxxxxx.xx	Collections Comments:The current legal status of the loan is performing and is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $xxxx.xx, which was applied to xx/xx/xxxx. The current UPB is reflecting in the amount of $xxxxxx.xx
The loan has been modified only once since origination time on xx/xx/xxxx.
The reason for default is excessive obligations.
Borrower ability seems Good as struggling to make payments since but it could get to better if an affordable restructure plan to put in place. And borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. Borrower contact is established.
Servicing comments and loan filed doesn't reflect any Foreclosure activity.
PACER report also doesn't show bankruptcy record for the said borrower.
No comments pertaining damage to the property were observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx or servicer xxhe new modified principal balance is $xxx,xxx.xx. This modification agreement has three steps starting at the rate is x.xxx % and with the P&I of $xxxx.xx. Payments begin from xx/xx/xxxx and the stated maturity date is xx/xx/xxxx.
The agreement does not consist the provision for the balloon payment.
																																																																																			Credit Application	xx	3: Curable		* Lost Note Affidavit (Lvl 3) "A Lost Note affidavit located in the loan file at "xx wever copy of Note also found in the loan file."	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48819550	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?%	360	xx	xx	Conventional	Fixed	Purchase	89.080%	89.080%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	713	732	49.410%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a State of xx
The annual county taxes for xxxx were paid in the amount of $xx,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner.
BWRx has x years on the job as a general manager xx
BWRx has x months on the job as a sales manager xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.41%. Tape shows income miscalculation as dividend income was declining. Review shows DTI 64.90%. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWxxty in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as the initial CD is missing from loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20295823	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.??%	180	xx	xx	Conventional	Fixed	Purchase	48.980%	48.980%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	804	807	49.851%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a prior IRS lien against the borrower in favor of xx
The xst and xnd installments of county taxes for xxxx-xxxx have been paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx. According to payment history tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. The loan was originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx. According to payment history tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%. The UPB is $xxx,xxx.xx. No post-close bankruptcy record has been found. No details pertaining to the damage to the subject property have been observed. As per the tape data, the property is owner-occupied. BWRx has x.xx years on the job as a xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.85%. Tape shows variable income is not supported by 2 years of history. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-yeaxx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92014440	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	740	Not Applicable	48.998%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx(PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows wind coverage on master insurance is insufficient since it does say "replacement cost." The master policy does not reflect replacement cost or wind coverage information. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15241506	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Refinance	80.769%	80.769%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	637	720	42.242%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx has x.xx years on the job xx
BWRx has x months on the job xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows compliance violation. Further details are not provided. Infinity compliance results show that this loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID initial closing disclosure date and the date the creditor received the application validation test due to this loan containing an initial closing disclosure receipt date of xx/xx/2024 that is before the date the creditor received the application date of xx/xx/2024."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
																																																																																							* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the brokerage/finder fee test due to the mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17161484	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????	?.???%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	778	Not Applicable	39.263%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xst and xnd installments of county taxes for the xxxx supplemental were paid in the total amount of $xxx.xx on xx/xx/xxxx.
The xst installment of county taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated vxx
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "The initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "The settlement services provider list is missing from the loan documents.
Home loan toolkit is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows an ineligible condo project. Review of the condo questionnaire shows a deferred maintenance schedule for wood siding replacement and full building fumigations for termites scheduled for 2024. The estimated amount for repair is $3,850 per unit. 1004D or the inspection report for the completion of pest inspection treatment is missing from the loan documents. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.26%. The tape reflects an increased DTI of 42.10%. Further details are not provided. The subject loan originated on xx/xx/2024, and the 3-yxx
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to in the amount of $1,389.41."
																																																																																								* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete as the initial CD is missing from loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is expired."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5629975	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	180	xx	xx	Conventional	Fixed	Purchase	17.937%	17.937%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Unavailable	786	778	17.332%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner occupied.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWRx has x.xx years xx
BWRx has x years xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer	3: Curable	* Closing_Disclosure violations (Lvl 3) "Revised CD dated xx/xx/2024 is missing from the loan documents. Post-CD dated xx/xx/2025 is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Tape shows exceeds QM points and fees 3% limit by roughly $922.00. Infinity did not test CE on this loan as LE and CD are missing from loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD dated xx/xx/2024 is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE dated xx/xx/2024 is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18701833	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	802	694	40.555%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a prior state tax lien against the borrower in favor of xx
There are x prior credit card judgments and x civil judgments against the borrower xx
The annual installment of city taxes for xxxx has been paid in the amount of $x,xxx.xx.
xst installment of city tax for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xnd installment of city tax for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the tape data, the subject property is owner-occupied.
No bankruptcy details have been found.
No damage or repairs have been found.
BWRx receivesxx
BWRx has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows there are issues with occupancy. Further details not provided. Elevated for client review."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulations for the prohibited fees test. The following fees were included in the test: Attorney's Fee paid by Seller: $1,800.00 xx ,500.00 xx paid by Se xx paid by Borrower: $75.00 Wire Transfer Fee paid by Seller: $60.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 40.55%. Tape shows there are issues with occupancy causing lender to omit BWR primary hoxxuity in the subject."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22254666	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Cash Out	18.648%	18.648%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	796	592	40.566%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
xst installment of county taxes for xxxx/xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xnd installment of county taxes for xxxx/xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per tape data, the subject property is owner occupied.
No foreclosure activity has been found.
No bankruptcy details have been found.
No damage or repairs have been found.
BWRx has x.xx yearsxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,308.80
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $1,095.00.

Lxx s test due to fees charged $4,098.80 exceed fees threshold of $3,914.00 over by +$184.80.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,308.80
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $1,095.00."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.56%. Tape shows BWR2 was not employed at the time of closing. BWR1 income notxxthe subject."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75169659	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Commercial	Fixed	Cash Out	70.000%	70.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	732	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year's delinquent taxes have been found.	The loan was originated on xx/xx/xxxx with the first payment date of xx/xx/xxxx. As per the payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx, and the current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. The loan was originated on xx/xx/xxxx with the first payment date of xx/xx/xxxx. As per the payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx, and the current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx. No foreclosure activity has been found in the loan files. No record of post-closing bankruptcy filed by the borrower has been found. Unable to determine the current occupancy status. BWR is anxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is. The supplemental and the photo addendum show cracks on the interior of the home, which indicate foundation settlement. The estimated cost to cure is $500.00. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject approved as NOO. Tape shows the property was listed for sale within 6 months of closing and has been delisted now. Further details not provided. Zillow search shows an estimated value of $173K. Current UPB is $119K."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61190697	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	56.369%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for xxxx/xxxx are paid in the amount of $x,xxx.xx.
No prior year's delinquent taxes have been found.
The loan originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx. According to payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB as per payment history is $xxx,xxx.xx.	Collections Comments:The loan is currently performing.
The loan originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx. According to payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB as per payment history is $xxx,xxx.xx.
No post-close bankruptcy record has been found.
No details pertaining the damage to the subject property have been observed.
As per seller tape, the subject property is owner occupied.
BWR has x.xx years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 56.36%. Tape shows the omission of mortgage debt by the lender. Revised DTI is 66.98%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWxx ity in the subject and $3xx	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 reflects Points - Loan Discount Fee at $194.00. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at $4,230.00. This is an increase in fee of +$4,036.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan ixx
TRID violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2025. Initial CD dated xx/xx/2025 reflects lender credit at $465.41. Final CD dated xx/xx/2025 reflects lender credit at $0.00. This is decrease of +$465.41 for fee which has 0% tolerance test. Valid COC for the decrease in xx
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21685947	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	94.000%	94.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	741	772	39.530%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	The subject mortgage originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx. As per the payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
The subject mortgage originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx. As per the payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx and  interest rate is x.xxx%. The UPB is $xxx,xxx.xx.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWRx has been SE for x.xx years with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 39.53%. Tape shows SE income miscalculation, as the lender used only a 1-year tax return. Revised DTI 68.27%. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has beenxx	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSExx
The below fees were included in the test:
Administration Fee paid by Borrower: $1,075.00
Mortgage Broker Fee (Indirect) $10,791.20
Points - Loan Discount Fee paid by Borrower: $10,062.79

Loan failed qualified mortgage lending policy points and fees test due to fxx
Administration Fee paid by Borrower: $1,075.00
Mortgage Broker Fee (Indirect) $10,791.20
																																																																																							Points - Loan Discount Fee paid by Borrower: xx			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25954116	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	?	????.??	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	797	Not Applicable	38.770%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. Details of the last payment received are not available. As per the tape, the current P&I is $x,xxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.x years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 38.77%. Tape shows overtime income miscalculation. Revised DTI is 68.10%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has xx	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSExx
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $10,737.38
Points - Loan Discount Fee paid by Borrower: $2,467.64

Lxx
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $10,737.38
																																																																																							Points - Loan Discount Fee paid by Borrower: $xx			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81421778	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	FHA	Fixed	Purchase	98.189%	102.116%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	43.855%	First	Final policy	Not Applicable	xxxxx	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a junior mortgage against the subject property that was originated on xx
The first, second, third, and fourth installments of county taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/xxxx with the first payment date of xx/xx/xxxx. As per the tape as of xx/xx/xxxx, the next due date is xx/xx/xxxx, and the current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/xxxx with the first payment date of xx/xx/xxxx. As per the tape as of xx/xx/xxxx, the next due date is xx/xx/xxxx, and the current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.
No evidence of damage or repair has been found in the loan files.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges in total cannot increase more than 10% in the tolerance test. The LE dated xx/xx/2025 reflects the sum of Section C fees and recording fees at $92.40. CD dated xx/xx/2025 reflects the sum of Section C and the recording fee at $126.00. This is a cumulative increase of +$33.60 for charges that in total cannot increase more than 10% in the test. COC for the increase in fee is missing from the loan documents.  The subject loan ixx
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject property was flipped and was not seasoned for 91 days. The review of the appraisal report shows the date of prior sales or transfers is xx/xx/2024, and the price of the prior sale or transfer was $357K. The current sale price is $475K. No major renovations were done to the property.xx
* MI, FHA or MIC missing and required (Lvl 3)     "The mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."			Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35115211	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	??.??%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	x.xx%	xxxx	Unavailable	Unavailable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a credit card judgment found against the borrower in favor of xx
The annual utilities/mud charges are due in the total amount of $xx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx. As per the tape data, there is a deferred amount of $xx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the reason for the default.
Unable to determine the occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found regarding the forbearance plan.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $x,xxx.xx, a rate of interest of xx.xxx%, and a maturity date of xx/xx/xxxx. The P&I, as per payment history tape data, is $x,xxx.xx, and the rate of interest is x.xxx%. As per the seller’s tape data, the deferred balance is $xx,xxx.xx. The modification agreement is missing from the loan file.	Credit Report Missing or error on the Rate Lock	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "The seller's tape data showsxx not available in the file. The copy of the note is available in the loan documents at xx rther details are not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final TIL as xx The calculated finance charge is xx for an undisclosed amount of -$236.86. TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final TILxx
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62341034	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	No	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	804	731	46.536%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx has xx years on the job as xx
BWRx has been an SE for x.xx xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan is nxx Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 46.53%. Tape shows employment misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWxx, and $54K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2022, reflects Points - Loan Discount Fee at $13,061.25. This is an increase in fees of +$13,061.25 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case originated on xx/xx/2022, and the 1-year SOL has expired."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8177316	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.?	??.??%	360	xx	xx	Conventional	ARM	Purchase	70.000%	70.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	517	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	Not Applicable	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx. As per the tape, the deferred amount is $x,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx.
The loan was modified on xx/xx/xxxx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is illness of the borrower.
As per the servicing comment dated xx/xx/xxxx, the subject property is vacant.
No foreclosure activity has been found.
The borrower filed for bankruptcy under xx
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the xx	The step modification agreement made between thexx , shows the new modified unpaid principal balance is $xx,xxx.xx. The modified monthly P&I of $xxx.xx with a modified interest rate of x.xxx% starting on xx/xx/xxxx, which will be changed in xx steps until the new maturity date of xx/xx/xxxx. The rate will change in xx steps, which ends with x.xxx%. There is no deferred balance and principal forgiven amount.	Final Truth in Lending Discl. Loan Program Info Disclosure Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows HUD-1 is missing. Review of the loan file shows HUD-1 is available and CE was tested."
* Not all borrowers signed HUD (Lvl 3) "Final settlement statement not hand-dated by the borrower."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "ARM loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. Zillow search shows an xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93252911	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	115.716%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	704	Not Applicable	49.679%	First	Final policy	Not Applicable	xxxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is one active junior mortgage against the subject property, which was originated on xx/xx/xxxx in favor of xx
The first installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the current condition & occupancy of the subject property.
BWR receives pension, xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* LTV or CLTV exceeds 104% (Lvl 4) "Collateral value used for underwriting is xx The amount of the secondary lien is $xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.67%. Tape shows a SBA loan of $322,515 was not recognized dxx Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWxx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $4,313.19. This is an increase in fee of +$4,313.19 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2023 and the 1-year SOL has expired.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the sum of Section C fees and Recording fee at $4,083.00. CD dated xx/xx/2023 reflects the sum of Section C and Recording fee at $4,859.00. This is a cumulative increase of +$367.70 for charges that in total cannot increase more than 10% testxx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63149668	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	41.484%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx
No active judgments or liens have been found.
The first installment of county taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the occupancy of the subject property.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x months on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows a minimum reserve requirement short of $313.26. Total available assets as per review of the bank statement are $16,207.53 with EMD, satisfying the cash-to-close requirement of $7,695.76. Further details not provided. The subject loan originated on xx/xx/2022. BWR has 3 months on the job as a worker at P4P Construction, xx
* Compliance Testing (Lvl 3)     "The tape shows the subject ixx pliant loan. Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28810295	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	Yes	No	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	FHA	Fixed	Refinance	68.966%	68.966%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	705	762	40.740%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens found. The annual installment of county taxes for xxxx is paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior years' taxes have been found delinquent.	According to payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The present status of the loan is performing. According to payment history as of xx/xx/xxxx, the borrower has been current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx. As per the tape data, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWRx rxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a FHA fixed-rate mortgage with a P&I of $xxx.xx, a rate of interest of x.xxxxx%, and a maturity date of xx/xx/xxxx. The P&I as per payment history tape data is $xxx.xx, and the rate of interest is x.xxx%. There is a difference in P&I and rate of interest with respect to the note. The modification agreement is missing from the loan file.	Appraisal (Incomplete) Good Faith Estimate Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a nonxx . Further details not provided."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The appraisal report is subject to the completion of construction. 1004D is missing from the loan documents. Subject originated in 2015. Current UPB $80K."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 40.74%. The tape shows ATR risk. Further details not provided. The subject loan originated on xx/xx/2015, and the 3-year SOL has expired. BWR1 receives social security incomexx
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test as the calculated finance charge is $131,188.54. The disclosed finance charge of $120,515.44 is not considered accurate because it is understated by more than -$10,673.10.  Loaxx
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 6.463% exceeds APR threshold of 5.590% over by +0.873%."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 6.463% exceeds APR threshold of 5.590% over by +0.873%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. As per the appraisal report, which is located at xx
																																																																																								* Subject property is a multi-family (Lvl 2) "Tape shows SF. Appraisal in file is subject to construction. Zillow and Redfin show subject may be a multi family or an apartment building. Assessor report confirms subject is doublewide on a concrete slab. Elevated for client review."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33411757	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	699	Not Applicable	40.654%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for xxxx have been paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xxx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per tape data, the property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been an SE for xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is axx oan. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.65%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51527259	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.??%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	785	Not Applicable	46.436%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The xst and xnd installments of county taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx.
The xst and xnd installments of town taxes for xxxx were paid in the total amount of $xxx.xx on xx/xx/xxxx & xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is a payment dispute.
The occupancy of the subject property is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows the subject loaxxurther details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 46.53%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has xx		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57709570	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	808	760	48.827%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx has x months on the job as an xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.82%. Tape shows the subject is NOO due to misrepresentation causing the lender to omit primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 2 months on the job as an assistant technician with Communications Test Design Inc. BWR2 has xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount fee. The CD dated xx/xx/2023 reflects Points - Loan Discount fee at $3,442.50. This is an increase in fees of +$3,442.50 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase originated on xx/xx/2023, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43261438	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Cash Out	69.778%	69.778%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	736	678	44.600%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
No information has been found regarding the forbearance plan.
The occupancy of the subject property is unable to be determined.
BWR has x months on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without appraisal. PIW disclosure signed by the borrower is missing from the loan documents. A Zillow search shows an estimated valuxx
* Compliance Testing (Lvl 3)     "The tape shows the subject is a non-QM/ATR non-compliant loan. Further details not provided."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "The loan fails the Qualified Mortgage Lending Policy points and fees test because the fees charged, $9,951.58, exceed the fees threshold oxxx low fees were included in the test: Administration Fee paid by Borrower: $95.00 Points—Loan Discount Fee paid by Borrower: $8,311.58 Processing Fee paid by Borrower: $650.00 Underwriting Fee paid by Borrower: $895.00"
* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $9,951.58. Exceeds fees threshold of $9,084.21 by $867.37. The below fees were included in the test: Administration Fee paid by Borrower: $xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.60. Tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit primary housing expenses. Further details not provided. xxs on the job as a xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90054483	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	Not Applicable	54.552%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Unable to determine the RFD.
Unable to determine the occupancy of the subject property.
No foreclosure activity has been found.
According to the PACER, the xx
BWR has x.xx years on the job as an xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the xx. As per voluntary petition schedule D (xx, the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx The unsecured portion is $xx,xxx.xx. The POC was filed by the creditor, xx. The Chapter xx x plan was filed on xx/xx/xxxx and was confirmed on xx/xx/xxxx. The BK was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, and the comment addendum shows that the concrete drive needs repair and the front stoop has started to settle. The estimated cost of repairs is $2K. 1004D, or an inspection report verifying the structural integrity of the subject is missing from the loan document. The final CD does not reflect the escrow holdback."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the loan is uninsured, as the property was flipped and does not meet the seasoning period requirement. The date of the prior sale or transfer was xx/xx/2015 for a sales price of $105K. The subject loan closed with a sales price of $181K. The kitchen and bathroom were remodeled less than a year ago. Further details not provided."	* MI, FHA or MIC missing and required (Lvl 2) "The mortgage insurance certificate is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57168596	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	69.948%	69.948%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	721	Not Applicable	38.766%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
The annual installment of water charges for xxxx is due in the total amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the servicing comments, the foreclosure was initiated on the loan. No comments have been found regarding the complaint filing, judgment entered, or hearing dates. As per the comment dated xx/xx/xxxx, it shows the loan is active in FC. As per the comment dated xx/xx/xxxx, the FC was closed as the loan was reinstated.
Unable to determine the reason for the default.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
BWR has x.xx years on the job as a xx
Foreclosure Comments:As per the servicing comments, the foreclosure was initiated on the loan. No comments have been found regarding the complaint filing, judgment entered, or hearing dates. As per the comment dated xx/xx/xxxx, it shows the loan is active in FC. As per the comment dated xx/xx/xxxx, the FC was closed as the loan was xx
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subjectxx asoned more than 3 years. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.76%. Tape shows BWR working hours on the paystub did not match with hours on VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85328634	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	ARM	Refinance	78.267%	78.267%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	10.875%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a junior mortgage against the subject property that was originated on xx
The annual installment of county taxes for xxxx has been paid in the amount of $xx,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the occupancy of the subject property.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been an xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows CD not provided to spouse 3 days prior to closing. Further details not provided. Infinity compliance report does not fail the TRID delivery and timing test."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 10.87%. The tape shows ATR risk. Further details not provided. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. BWR1 receives social security income. xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2019 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2019, reflects Appraisal Re-Inspection Fee at $125.00. This is an increase in fee of +$125.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan originated on xx/xx/2019, anxx
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19172309	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	????.??	????.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	639	624	37.937%	First	Short Form Policy	Not Applicable	xxxxx	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No details pertaining to the damage to the subject property have been observed.
The comment dated xx/xx/xxxx shows that the RFD is illness of the borrower.
Unable to determine the occupancy of the property.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx
BWR has xx years on the jxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral isxx on xx/xx/xxxx, with the secured claim amount of $xxx,xxx.xx and the arrearage amount of $x,xxx.xx. The Chapter xx plan filed on xx/xx/xxxx was confirmed on xx/xx/xxxx. The borrower will pay $x,xxx.xx monthly to the xx	The step modification agreement was signed xx and the new modified unpaid principal balance is $xxx,xxx.xx. The modified monthly P&I of $x,xxx.xx with an interest rate of x.xxx% starting on xx/xx/xxxx, which will be changed in six steps until the new maturity date of xx/xx/xxxx. The rate will change in six steps, which ends with x.xxx%. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed state regulations for the brokerage/finder fee test due to fees charged of $9,174.00 exceed fees threshold of $6,400.00 over by +$2,774.00.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: $3,200.00
Loan Discount Fee paid by Borrower: $5,200.00
Processing Fee paid by Borrower: $250.00
Underwriting Fee paid by Borrower: $450.00
																																																																																								Tax Related Service Fee paid by Borrower: $74.00."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35450316	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	677	662	44.388%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the RFD of the borrower is inability to sell property.
The comment dated xx/xx/xxxx shows that the subject property was damaged due to hail on xx/xx/xxxx and states the roof, fence and lights were damaged. The same comment reflects the loss amount is $xx,xxx.xx. Unable to determine whether repairs are completed or not.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx has x.xx years onxx
BWRx has x.x years on txx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44%. Tape shows undisclosed debt. Further details not provided. BWR defect. The subject loan was originated on xxhe job as a xx
* Compliance Testing (Lvl 2)     "The tape shows thxxr details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase case originated on xx/xx/2023 and the 1-year SOL has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test. Finance charge disclosed on final CD as $565,301.44. The calculated finance charge is $565,426.44 for an undisclosed amount of -$125.00. The reason for the finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase case originated on xx/xx/202xx
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. The initial loan estimate dated xx/xx/2022 does not reflect points - loan discount fee. The final CD dated xx/xx/2023 reflects points - loan discount fee at $3,795.61. This is an increase in fees of $3,795.61 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2023, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57116423	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First		?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.?%	360		xx	xx		FHA	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The xst and xnd installments of county taxes for xxxx were paid in the total amount of $x,xxx.x on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape, the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial xxxx_Application
Missing or error on the Rate Lock
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, along with estimated HUD-1 and fee itemization, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows missing HUD-1. Review of the loan file shows HUD-1 is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. Zillow search shows an estimated value at $254K. Current UPB is $36K."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62105179	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	ARM	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.x	Not Applicable	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xst and xnd installments of annual combined taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $x,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $x,xxx.xx.
The loan was modified on xx/xx/xxxx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
As per the updated title report dated xx/xx/xxxx, the foreclosure was initiated in xxxx. The complaint was filed on xx/xx/xxxx. Thereafter, the notice of lis pendens was filed multiple times on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx. The foreclosure complaint was previously filed on xxx/xx/xxxx with cxx
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the updated title report dated xx/xx/xxxx, the foreclosure was initiated in xxxx. The complaint was filed on xx/xx/xxxx. Thereafter, the notice of lis pendens was filed multiple times on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx. The foreclosure complaint was xx
Bankruptcy Comments:Not Applicable	The modification agreement was made between the xx . The monthly P&I is $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx and a maturity date of xx/xx/xxxx. There is no deferred balance and principal forgiven amount. The loan has been modified for the first time since origination.	Credit Report
Final Truth in Lending Discl.
Loan Program Info Disclosure
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Right of Rescission	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The seller’s tape data shows an AOM break. Further details not provided."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at xx	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prepayment term test due to the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to calculated APR of 0.000% exceeds Disclosed APR of 9.651% under disclosed by 9.651%. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan documents. A Zillow search shows an estimated value of $112K. Current UPB $8K."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Prepayment Rider Missing (Lvl 2)     "The prepayment rider is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50855013	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	790	49.878%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for xxxx have been paid in the amount of $xx,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
BWRx has xx.xx years on the job as axx
BWRx has x.xx years on the job xx
BWRx has xx.xx years on the jobxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape shows appraisal report subject to and completion cert does not address all subject to issues. Appraisal report shows subject to the gas being turned on and approval of the legality of the ADU with legal permits for residential use. The main house was measured to be approxx ublic records indicate that the home was built in 1936 with sq.ft.684 (1 bedroom and 1 bathroom). The intended user approving the legality of the guest house and the extra sq.ft., bedrooms and bath for the main house. Available 1004D shows the gas was turned for the both units of subject property and does not provide any information about approval of the legality of the ADU with legal permits for residential use. Further details notxx
* Compliance Testing (Lvl 3) "The tape shows the suxx liant loan. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.87%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2022, reflects Points - Loan Discount Fee at $23,116.25. This is an increased fee in the amount of +$23,116.25 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7390293	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	56.604%	56.604%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	743	49.998%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of city taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.xx years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a non-QM/ATR non-compliant loan. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.99%. Tape shows rental income from ADU used for qualification is not acceptable as per Freddie Mac guidelines. Further details not provided. Lender defect. xx years xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66828233	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	180	xx	xx	Conventional	Fixed	Refinance	84.222%	84.222%	Full Documentation	Yes	xx	xx	6.000%	Not Applicable	Mixed Use	xx	xx	Primary	Yes	Yes	No	689	728	39.821%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The taxes are to follow.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the current condition and occupancy of the subject property.
BWRx has xx months on the job as a program manager atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, and the photo addendum shows broken lights, a screen door, and missing trim or paint. The cost to cure is not available. The 1004D report is missing from the loan documents. The final CD does not reflect escrow holdback."
* Compliance Testing (Lvl 3)     "The tape shows the subject ixx ed more than 3 years. Further details not provided."
* Property is Mixed Use (Lvl 3) "The tape and appraisal report show the subject is a mixed-use property as the subject is a working farm and the subject property has a recorded agreement in place for a 3rd party to harvest existing Christmas trees planted on the subject property. Further details not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations..

This loan failed the Pennsylvania license validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.  Loan estimate dated xx/xx/2019 does not reflect lock extension. Final CD dated xx/xx/2020 reflects lock extension at $379.00.  Loan estimate dated xx/xx/2019 reflects points - loan discount fee at $2,573.00. Final CD dated xx/xx/2020 reflects points - loan discount fee at $3,079.38. This is a cumulative increase in fees of $885.38 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2020, and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70290718	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Yes	xx	xx	40.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a junior mortgage against the subject in the amount of $x,xxx.xx that originated on xx. The collector report shows the lien was redeemed on xx/xx/xxxx.
The xst, xnd, xrd, and xth installments of city taxes for xxxx have been paid in the amount of $x,xxx.xx.
The xst installment of city taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx.
The xnd installment of city taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
The xst installment of utility charges for xxxx (water/sewer) was paid in the amount of $xxx.xx on xx/xx/xxxx.
The xnd, xrd, and xth installments of utility charges for xxxx (water/solid) are due in the amount of $xxx.xx.
The xnd installment of utility charges for xxxx (water/sewer) is delinquent in the amount of $xxx.xx, which is payable through xx/xx/xxxx.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower has been current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/xxxx, the RFD is curtailment of income.
Unable to determine the occupancy of the property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final Truth in Lending Discl. HUD-x Closing Statement Origination Appraisal	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The property is located in axx
Per statute, the 6 year SOL has expired."	* Compliance Testing (Lvl 3) "The tape and review of the loan file show the final HUD-1 is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
																																																																																							* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at “xx shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at xx	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal is missing from the loan documents. Xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51766258	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	??.?%	360	xx	xx	Conventional	Fixed	Purchase	92.033%	92.033%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/xxxx, the reason for default is curtailment of income.
As per the comment dated xx/xx/xxxx, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows non-critical issue for AOM. Further details were not provided."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the grace period test due to the loan has a grace period of 9 days that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand-dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68832141	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	93.000%	93.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	44.963%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual installment of city taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual installment of school taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on thexx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a non-QM/ATR non-compliant loan. Further details not provided."
* Loan does not conform to program guidelines (Lvl 3) "The subject loan does not meet the 7-year seasoning period requirement for BWR's xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2023 does not reflect the rate lock extension. The CD dated xx/xx/2023 reflects a rate lock extension of $524.06. This is an increase in fees of $524.06 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase originated on xx/xx/2023, and txx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98527136	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	????.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	180	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxx.x	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There are two UCC liens found against the subject property in favor of "xx
The first and second installments of town taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
The third installment of town taxes for xxxx is delinquent in the amount of $x,xxx.xx and good through xx/xx/xxxx.
The third installment of town taxes for xxxx has been partially paid in the amount of $xxx.xx on xx/xx/xxxx.
The fourth installment of town taxes for xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.
The water charges for xxxx were delinquent in the amount of $x,xxx.xx and good through xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
The loan was modified on xx/xx/xxxx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
The occupancy of the subject property is unable to be determined.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/xxxx. As per the modified term, the new principal balance is xx out of which $xxx,xxx.xx is the interest-bearing amount and the deferred amount is $x,xxx.xx. The monthly P&I is $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx and a maturity date of xx/xx/xxxx. There is no deferred balance. As per the modification agreement, the lender has forgiven principal in the amount of $xx.xx.	Credit Report Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape data shows notary is missing on SECI. The subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003. The notary is missing on SECI."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at “xx ” The tape data shows the lost note affidavit is available with a copy of the note."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. xx
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59308503	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	?	??.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	??.???%	360	xx	xx	Conventional	Fixed	Cash Out	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	37.410%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx	Not Applicable	xx%	xxx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a civil judgment against the borrower in favor of xx
The annual installment of combined taxes for xxxx has been paid in the amount of $xx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) and was applied to the due date of xx/xx/xxxx. The monthly P&I is $xxx.xx, and the interest rate is xx.xxx%. The current UPB is $x,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $x,xxx.xx.
According to the PACER, the borrower Alice Selina Martinez, filed the bankruptcy under chapter xx on xx/xx/xxxx with case #xx-xxxxx. The BK was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
As per the comment dated xx/xx/xxxx, the RFD was curtailment of income.
As per the seller’s tape data, the subject property is vacant land. Further details are not provided.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx , and the value of the collateral is $xx,xxx.xx. The unsecured portion is $x.xx. The POC was not filed. The Chapter xx plan was confirmed on xx/xx/xxxx. There is no comment indicating a cramdown. The BK was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	The modification agreement was made between the borrower, xx on xx/xx/xxxx. As per the modified term, the new principal balance is $xx,xxx.xx. The monthly P&I is $xxx.xx with an interest rate of xx.xxx% beginning on xx/xx/xxxx and a maturity date of xx/xx/xxxx. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "Tape shows lost not affidavit with note documents. The LNA is not available in the loan file and a copy of the note xx	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing fr 430xxan and the home is affixed to the land. The Alta 7 endorsement is attached to the final title policy."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand-dated by the borrower."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand-dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78589583	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Second	?	????.??	Unavailable	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	93.210%	93.210%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	36.737%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.x%	xxxx	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a junior UCC mortgage against the subject property in favor of xx
There is a real estate tax lien found against the subject property in favor of the xx
There are x judgments found against the borrower in the total amount of $xx,xxx.xx filed by the xx
The xst, xnd, xrd, and xth installments of combined taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx.
The annual utilities/MUD charges for xxxx have been delinquent in the amount of $x,xxx.xx, which was due on xx/xx/xxxx and good through xx/xx/xxxx.
The annual utilities/MUD charges for xxxx have been due in the amount of $xx.xx on xx/xx/xxxx.	As per the seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. Unable to determine the last payment received. The current P&I is $x,xxx.xx and interest rate is x.xx%. The UPB as per tape is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
As per the seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The  UPB as per tape is $xxx,xxx.xx.
Unable to determine the reason for the default.
The foreclosure was initiated on this loan in xxxx, and as per the notice of pendency located at xx, the foreclosure case is canceled on xx/xx/xxxx. Further details were not provided.
According to the PACER, the borrower filed bankruptcy under Chapter xx
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy of the subject property.
Foreclosure Comments:The foreclosure was initiated on this loan in xxxx, and as per the notice of pendency located at (xx, the foreclosure case is canceled on xx/xx/xxxx. Further details were not provided.
Bankruptcy Comments:According to the PACER, the borrower,xx he unsecured portion is $x.xx. The POC was filed by the creditor, Jxx. The xx and not confirmed. The borrower has promised to make a monthly mortgage payment of $xxx.xx for x months and $x,xxx.xx for xx months to the trustee under the chapter xx plan. The bankruptcy was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.	The modification agreement was made between the borrower and the lender on xx/xx/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx. The monthly P&I is $x,xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx and a maturity date of xx/xx/xxxx. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Final Truth in Lending Discl. HUD-x Closing Statement Initial xxxx_Application Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD reflects some of the points and fees are handwritten."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA APR test due to calculated APR of 0.000% exceeds disclosed APR of 5.797% under disclosed by 5.797%. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. Zxx
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72846554	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	47.015%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received in the amount of PITI $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx, and the current rate of interest is x.xxx%. The current UPB is reflected in the payment history as $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is reflected in the payment history as xx No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape data, the subject property was occupied by the owner. As per the collection comment dated xx/xx/xxxx, the borrower inquired about filing a claim for water damage in his property. Further details are not provided. Unable to determine the estimated cost of repairs and the current status of repairs. BWR has been an xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial Escrow Acct Disclosure Missing Initial Closing Disclosure	xx	3: Curable	* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3) "Evidence of hazard insurance is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.01%. Tape shows undisclosed auto loan debt. Revised DTI is 52.2%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL xx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2023 and the 1-year SOL has expired."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26585682	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	79.947%	79.947%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	765	738	44.854%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The occupancy of the subject property is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx has x.xx years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.85%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85806167	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	726	727	39.175%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. Annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year's delinquent taxes have been found.	According to the payment history of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received in the amount of PITI $x,xxx.xx on xx/xx/xxxx, which was applied to the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx, and the current rate of interest is x.xxx%. The current UPB reflected in the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected in the payment history is $xxx,xxx.xx. Unable to determine the RFD. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage. BWR x has xx.xx yeaxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 39.17%. Tape shows qualifying rental income is not supported, as the lease agreement was fabricated. Revised DTI is 59%. Further details not provided. BWR defect. The subject loan originatexx applications systems specialist with NCDIT, FICO 726, 1X60 since inception, $125K equity in the subject and $7,357 residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23916715	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	????.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	73.000%	73.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	811	774	26.622%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens and judgments have been found.
The first installment of county taxes for xxxx-xxxx is paid in the amount of $x,xxx.xx.
The second installment of county taxes for xxxx-xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
 The first installment of county supplemental taxes for xxxx-xxxx is delinquent in the amount of $x,xxx.xx, with the good-through date of xx/xx/xxxx.
The second installment of county supplemental taxes for xxxx-xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The RFD is unable to be determined.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has x.xx years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the closing documents were signed without a sufficient waiting period after the post-closing disclosure delivery date. Further details not provided."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "The initial closing disclosure receipt date is provided, and the initial closing disclosure receipt date is less than three business days before the consummation date of xx/xx/2024."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46758967	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	46.370%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a UCC lien found against the subject property in favor of xx
The xst, xnd, xrd, and xth installments of county taxes for xxxx and xxxx were paid in the total amount of $x,xxx.xx on different dates.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found regarding the forbearance plan.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner occupied.
BWR has been SE for x.xx years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows the subject is NOO, as BWR listed the subject property for rent shortly after closing. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 46.37%. Tape shows the subject is NOO as BWR listed the subject property for rent shortly after closing, causing the lender to omit BWR's primary housing expense. Revised DTI is 69.69%. BWR defect. Subject loan originated on xx/xx/2022, and the 3-yxx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53587794	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	58.744%	58.744%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	49.590%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. There is a UCC lien found against the subject property in favor ofxx . The xst, xnd, xrd, and xth installments of county taxes for xxxx were paid in the total amount of $x,xxx.xx on different dates. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx No foreclosure activity has been found. No post-close bankruptcy record has been found. No details pertaining to the damage to the subject property have been observed. As per the tape data, the subject property is owner occupied. BWR has xx.xx xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.58%. Tape shows rental income miscalculation. RxxK equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects Appraisal Fee at $450.00, Credit Report Fee at $124.00, Transfer Taxes at $3,323.00. CD dated xx/xx/2024 reflects Appraisal Fee at $575.00, Credit Report Fee at $125.25, Transfer Taxes at $3,710.25. This is an increase in fee of $513.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.   Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 does not reflect txx ee at $2,040.90. CD dated xx/xx/2024 reflects the sum of Section C axx r charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.  Subject loan is purchase case, originated on xx/xx/2024 and the 1 year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91529896	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.???%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	739	Not Applicable	49.007%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual school taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the current condition and occupancy of the subject property.
BWR has x.xx years on xx
BWR has prior xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49%. Review shows the lender miscalculated income. Revised DTI is 51.13% Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR haxx	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2024. The initial LE dated xx/xx/2024 reflects a lender credit of $82.00; the final CD dated xx/xx/2024 reflects a lender credit of $0.00. This is a decrease of +$82.00 for the fee, which has a 0% tolerance test. The subject loan is a purchase originated on xx/xx/2024, and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan has become seasoned, and the BWR did not respond to completing a new homeowners insurance application, which was necessary to secure a lower insurance premium. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66667755	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	66.667%	66.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	749	Not Applicable	49.807%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xst and xnd installments of county taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR has x.xx years on the job as a xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.80%. Tape and review show BWR has only been on the job for 1.25 years and the commission income was not stable. Further details not provided. Lender defect. The subject originated on xx/xx/2024, and the 3-year SOL is active. BWR has 1.25 years on the job as a xx	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81397443	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	48.356%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is xx
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is self-employed and hasxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.36%. The Lender did not include an IRS monthly obligation; revised DTI 60.46%. Further details not provided. Lender defect. The subject loan originated on 9/25/24, and the 3-year SOL is active. The BWR is xx	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $520,029.90. Calculated finance charge is $520,209.64 for an under disclosed amount of -$179.74. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows provided seller credit is over the allowable limit per guidelines. The final CD reflects a seller credit of $15K. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65930364	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	29.300%	29.300%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	813	816	45.913%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

The loan was originated on xx/xx/xxxx, and the first payment is due on xx/xx/xxxx. According to payment history tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current interest rate is x.xxx%, and the P&I is not available. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx.	Collections Comments:According to payment history tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history tape data is xx
As per the seller’s tape, the subject property is owner occupied.
No post-close bankruptcy record has been found.
BWRx receives xx
BWRx receivesxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Cortland Villas project that is non-warrantable, as the construction of 18 duplex houses (9 buildings) in the project is not completed yet."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44679991	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	Second	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	FHA	Fixed	Refinance	98.773%	98.773%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is one prior mortgage against the subject property in favor ofxx
The first and second combined installment taxes for the year xxxx have been paid in the amount of $xxxx.xx.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx. As per the payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the loan is performing.
The loan was originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx. As per the payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The UPB is xx
As per the tape data, the subject property is owner-occupied.
No post-close bankruptcy record has been found.
No damage and repairs have been found.
Employment details are not available. The subject loan xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is uninsured by the FHA, as the seasoning requirement was not met. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83780078	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	767	52.153%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is an active prior UCC lien against the subject property in xx
The first installment of town taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of town taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the seller’s tape, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx income not available,
BWRx has been an xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 41%. Tape shows income documentation is not sufficient, rental income miscalculated. Further details not provided. Revised DTI 59.44%. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL ixx	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $13,927.73 exceed fees threshold of $13,457.89 over by +$469.84. The below fees were included in the test: Lender Fee paid by Borrower: $1,149.00 Mortgage Broker Fee (Indirect) $11,369.00 Points - Loan Discount Fee paid by Borrower: $1,409.73"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower; Administration Fee paid by Borrower: $105.00 Attorneys Fee Borrowers Attorney paid by Borrower: $1,980.00 Lender Fee paid by Borrower: $1,149.00 MERS Fee paid by Borrower: $25.00 Real Estate Commission paid by Sellexx Calculated finance charge is $658,035.99 for an under disclosed amount of -$185.19. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. The subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year.  The loan failed TRID Total of Payments Test due to total of payments charged disclose on final CD asxx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect Points - Loan Discount fee. CD dated xx/xx/2024 reflects Points - Loan Discount fee at $1,409.73. This is an increase in fee of $1,409.73 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year.  TRID Violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2018. Initial LE dated xx/xx/2024 reflects lender credit at $1,005.00, Final CD dated xx/xx/2024 reflects Lender Credit at $0.00. This is a decrease of $1,005.00 for fee which has 0% tolerance test. xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5975524	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	607	Not Applicable	44.202%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR has x months on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. Subject loan is a purchase case, originated onxx
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the subject loan closed xx
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11224718	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	758	Not Applicable	49.275%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for xxxx were paid in the amount of $x,xxx.xx.
The annual installment of utility charges for xxxx is paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape data, the subject property is occupied by the owner.
BWR has xx.x years on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.27%. Tape shows undxx
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed the Nxx ed fees test.
The below fees were included in the test:
Attorney's Fee paid by Borrower: $xx
Title Closing Service Letter paid by Borrowerx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by borrower is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.27%, as the borrower’s income is $9,349.52 and total expenses are in the amount of $4,606.99, and the loan was underwritten by xx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36026137	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	39.303%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual village taxes for xxxx were paid on xx/xx/xxxx in the amount of $x,xxx.xx.
The first installment of combined taxes for xxxx-xx was paid on xx/xx/xxxx in the amount of $x,xxx.xx.
The second installment of combined taxes for xxxx-xx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property was occupied by the owner. No pertaining damage to the subject property has been found.
BWR has x years on the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.30%. Tape shows xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 reflect Points - Loan Discount Fee at $3,083.00. Final CD dated 0xx/xx/2021 reflects Pxx
																																																																																								The subject loan is a purchase case, originated onxx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12799389	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	79.222%	79.222%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	35.884%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is one junior mortgage active against the subject property in favor of xx
The first and second installments of town taxes for xxxx have been paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx
Unable to determine the reason for the default.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.x years on the job as a sxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the subject property is ineligible Further details not provided. Appraisal report shows subject to due to final value is contingent upon removal of basement stove to be compliant with Jersey City zoning code. 1004D shows basement stove has been removed. Redfin search shows an estimated value of 1.18M. The current UPB is $638K."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed the New Jersey mortgage banker or correspondent mortgage banker license prohibited fees test.
The below fees were included in the test:
Mortgage Payoff paid by Borrower: $80.00
																																																																																								Title Closing paid by Borrower: $75.00"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63846579	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	40.905%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There are x prior civil judgments found against the borrower in the total amount of $xx,xxx.xx filed by different plaintiffs and recorded on different dates.
There are x state tax liens found against the borrower in favor of the State of Florida in the total amount of $x,xxx.xx, which were recorded on different dates.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The water charges have been delinquent in the amount of $xxx.xx, which are good through xx/xx/xxxx.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx months on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject isxx	* Missing Required Disclosures (Lvl 3) "List of service providers is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 40.90%. Tape shows the subject is NOO, as Bxxty in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the sum of Section C fees and Recording fee at $2,778.00. CD dated xx/xx/2022 reflects the sum of Section C and Recording fee at $3,065.25. This is a cumulative increase of +$9.45 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80367151	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	91.304%	91.304%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	58.615%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The xst, xnd, and xrd installments of city taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx.
The xth installment of city taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
As per tape data, the property is owner-occupied.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has x.x years xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the previous loan serial number was changed from xx	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "The mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 58.61%, the borrower's income is $4,720.46, and total expenses are in the amount of $2,766.90, and the loan was underwritten by DU (xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12595896	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	45.743%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx
Unable to determine RFD.
As per seller’s tape data, the subject property is owner-occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
BWR has been an SE for xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.74%. Tape shows misrepresentation of xx the subject and $2,362 residual income."
* Compliance Testing (Lvl 2)     "Loan fails Qualified mortgage lending policy points and fees test due to fees charged $17,848.93 exceeds fees threshold of $17,537.40 over by +$311.53.
The below fees were included in the test:
Mortgage Broker Fee paid by borrower: $12,138.00
Points - Loan Discount Fee paid by borrower: $5,710.93."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflect Points - Loan Discount Fee at $2163.00. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $5710.93. This is an increase in fee of $3,547.93 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $17,848.93 exceeds fees threshold of $17,537.40 over by +$311.53.
The below fees were included in the test:
Mortgage Broker Fee paid by borrower: $12,138.00
Points - Loan Discount Fee paid by borrower: $5,710.93."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.74%, as the borrower income is $10,164.17 and total expenses are in the amount of $4,649.36 and the l xx by DU xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85062409	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	93.000%	93.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	31.764%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The xst and xnd installments of county taxes for xxxx were paid in the amount of $xx,xxx.xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
As pe the comment dated xx/xx/xxxx, the reason for default is curtailment of income.
As per tape the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/xxxx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has beenxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $xxx,xxx.xx. The monthly P&I is $x,xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx and a maturity date of xx/xx/xxxx. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 31.76%. Tape shows the large deposit of $14,890 sourced from the Payroll Protection Program is not acceptable funds for closing. Bank statement in the file shows $32,773 in assets, and the cash-to-close requirement is $22,301. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14208467	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Second	?	????.??	??/??/????	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	89.189%	89.189%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	794	Not Applicable	42.219%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is one state tax lien found against the borrower in favor of the xx
The annual county taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual town taxes for xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
The annual school taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx, and the deferred balance is $x,xxx.xx. As per the deferral agreement located at xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx and the deferred balance is xx
As per the comment dated xx/xx/xxxx, the foreclosure was initiated on xx/xx/xxxx. As per the comment dated xx/xx/xxxx, the foreclosure was closed due to the loan was reinstated.
As per the comment dated xx/xx/xxxx, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/xxxx, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
BWR receives xx
Foreclosure Comments:As per the comment dated xx/xx/xxxx, the foreclosure was initiated on xx/xx/xxxx. As per the comment dated xx/xx/xxxx, the foreclosure was closed due to the loan was reinstated.
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows the subject is NOO due to misrepresentation as the 2020 tax return reflected the subject property was a rental property. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 42.21%. xx * ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed PA license validation test."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23385303	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Refinance	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	684	Not Applicable	40.164%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens found.
The annual installment of combined taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has x years on the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located atxxshows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33895441	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	67.647%	67.647%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	656	Not Applicable	41.318%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens or judgments found.
The first and second installments combined for xxxx were paid in the total amount of $xxxx.xx on xx/xx/xxxx & xx/xx/xxxx.
The water charges have been delinquent in the amount of $xxx.xx, which was due on xx/xx/xxxx.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $10,943.40 exceed fees threshold of $9,967.92 over by +$975.48.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: $9,487.50
Points - Loan Discount Fee paid by Borrower: $1,455.90."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE xx d fees test due to fees charged $10,943.40 exceed fees threshold of $9,967.92 over by +$975.48.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: $9,487.50
Points - Loan Discount Fee paid by Borrower: $1,455.90."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 4xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44474613	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	????.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	79.452%	79.452%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	741	Not Applicable	40.528%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for xxxx/xxxx are delinquent in the amount of $x,xxx.xx, which is payable through xx/xx/xxxx.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the subject property is occupied by the owner.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing or error on the Rate Lock	xx	4: Unacceptable	* Release of mortgage (Lvl 4) "As per the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2013 in favor of MERS as nominee for PMAC Lending Services, Inc., in the amount of $290,000.00, which was recorded on xx/xx/2013 with instrumenxx. UT shows severe defect for subject mortgage satisfaction. As per the tape data, the lien was mistakenly released due to an erroneous payoff reversal dated xx/xx/2021. A third-party title company incorrectly wired funds resulting in the misapplication of funds to the borrower's additional account with Mr. Cooper (xx A Substitution of Trustee and Full Reconveyance was recorded on xx/xx/2020, officially releasing the lien. xx the process of recording a rescission document to formally reverse the lien release."	* Good Faith Estimate missing or unexecuted (Lvl 2) "The final GFE is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68915992	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Not Applicable	Chapter 13	xx	?	No	xx	Not Applicable	???.??	?.?%	360	xx	xx	FHA	Fixed	Purchase	97.464%	97.464%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	49.044%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	Not Applicable	x.x%	xxx.x	xx/xx/xxxx	Financial Hardship	As per updated title report dated xx/xx/xxxx shows the subject mortgage was originated onxx
Chain of assignlment is complete. Latest assignment per updated title is with xx
There is junior mortgage in the favor of xx
There is state tax lien in the favor of xx
xxxx Town Annual taxes are paid in the amount of $xxx.xx and County Annual taxes are paid in the amount of $xxx.xx. xxxx/xxxx School Annual taxes are paid in the amount of $x,xxx.xx and no prior years delinquent taxes found.	Review of payment history as of date xx/xx/xxxx reflects the borrower was delinquent for more than xxx days. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to xx/xx/xxxx. The UPB reflected is $xx,xxx.xx taken as per tape and current P&I is $xxx.xx with PITI is $xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is currently in bankruptcy and was next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to xx/xx/xxxx. The UPB reflected is $xx,xxx.xx taken as per tape and current P&I is $xxx.xx with PITI is $xxx.xx. The borrower is making payments of P&I as per modification agreement.
RFD is unable to determine.
The loan had been modified on xx/xx/xxxx. The Unpaid principal Balance is $xx,xxx.xx with interest rate x.x%. The borrower promises to pay the monthly  P&I of $xxx.xx beginning from xx/xx/xxxx. The maturity is dated on xx/xx/xxxx. No balloon provision and step modifications are given.
Foreclosure was initiated and was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx and the service was completed on xx/xx/xxxx. However, no further information has been found for sale.
The review of the bankruptcy shows that the borrower had filed bankruptcy underxx
As per collection comments dated xx/xx/xxxx, the subject property is owner-occupied.
As per BPO report dated xx/xx/xxxx, the subject property is owner-occupied and the condition is average. Its listed quoted price is $xxx,xxx.

Foreclosure Comments:Foreclosure was initiated and was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx and the service was completed on xx/xx/xxxx. However, no further information has been found for sale.
Bankruptcy Comments:The review of the bankruptcy shows that the borrower had filed bankruptcy under xx	This modification agreement was signed between the borrower xx
The Unpaid principal Balance is $xx,xxx.xx with interest rate x.x%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx. The maturity is dated on xx/xx/xxxx. No balloon provision and steps modifications are given.	Good Faith Estimate Mortgage Insurance	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "HOEPA Higher-Priced Mortgage Loan Test: FAIL Loan Data: 5.879% Comparison Data: 5.550% Variance: +0.329%
PA License Validation Test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan test.
This loan failed the Pennsylvania license validation test."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Good faith estimate is missing in the file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial good faith estimate is missing in the loan file."
																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "MI Certificate is missing in the loan file."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24179826	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	53.608%	53.608%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	764	739	44.583%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWRx and xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. Thxx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx ue to fees charged $10,053.60 exceeds fees threshold of $7,463.43 over by +$2,590.17.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,495.00
Points - Loan Discount Fee paid by Borrower: $8,558.60

Loan fails QM lending policy points and fees test due to fees charged $10,053.60 exceeds fees threshold of $7,463.43 over by +$2,590.17.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,495.00
																																																																																							Points - Loan Discount Fee paid by Borrower: $8,558.60"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.58%. Tape shows undisclosed debt with a monthly payment of $730 was opened prior to closing. Revised DTI is 57.65%. Furtxx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89271158	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	180	xx	xx	Conventional	Fixed	Refinance	75.610%	99.187%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	794	Not Applicable	41.299%	First	Short Form Policy	Not Applicable	xxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a prior mortgage against the subject property in favor of MERS as nominee for xx recorded on xx/xx/xxxx. As per the subordination agreement recorded on xx/xx/xxxx, the prior mortgage is subordinate to the subject mortgage.
The first installment of combined taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 does not reflect Appraisal Fee. Final CD dated xx/xx/2023 reflects Appraisal Fee at $525.00. This is an increase in fee of +$525.00 for charges that cannot increase. xx n failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects the sum of Section C fees and Recording fee at $984.00. CD dated xx/xx/2023 reflects the sum of Section C and Recording fee at $1,159.00. This is a cumulative increase of +$76.60 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a refixx
* LE/CD Issue date test Fail (Lvl 3)     "Loan fails compliance delivery and timing test for CD dated 0xx/xx/2023. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2023, which is after the consummation date of 0xx/xx/2023. Subject loan is a refinance case originated on 0xx/xx/2023 and the 3-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the subject condo project does not meet Freddie Mac guideline as the project budget requirements for established condominium projects could not be determined, as the condo questionnaire is missing from the loan documents. Further details not provided. Zillow search shows an estimated value of $173K. Current UPB is $86K."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36999741	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	626	652	34.984%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a state tax lien against the borrower in favor of "xx
The water/sewer charges were delinquent in the amount of $xxx.xx, with a good-through date of xx/xx/xxxx.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx
As per the comment dated xx/xx/xxxx, the RFD was curtailment of income.
As per the comment dated xx/xx/xxxx, the foreclosure was initiated on xx/xx/xxxx, and as per the comment dated xx/xx/xxxx, the complaint was filed on xx/xx/xxxx. According to the comment dated xx/xx/xxxx, the judgment was entered on xx/xx/xxxx. As per the comment dated xx/xx/xxxx, the FC was closed as the loan was reinstated.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWRx has been an Sxx
BWRx has been an xx
Foreclosure Comments:As per the comment dated xx/xx/xxxx, the foreclosure was initiated on xx/xx/xxxx, and as per the comment dated xx/xx/xxxx, the complaint was filed on xx/xx/xxxx. According to the comment dated xx/xx/xxxx, the judgment was entered on xx/xx/xxxx. As per the comment dated xx/xx/xxxx, the FC was closed as the loan was reinstated.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.98%. The tape shows income miscalculation, undisclosed debt with a monthly payment of $2,997, and the monthly HI payment was miscalculated. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. Bxx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.834% exceeds APR threshold of 4.480% over by +1.354%. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed compliance ease delivery and timing test for initial CD dated xx/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2021 which is less than 3 business days before the consummation date of xx/xx/2021."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32994559	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Cash Out	68.852%	68.852%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	40.256%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There are multiple state tax liens against the borrower in favor of the xx There are multiple IRS liens against the borrower in favor of the xx There are multiple civil judgments against the borrower in favor of xx The xst and xnd installments of county taxes for xxxx/xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
Unable to determine the occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/xxxx, the subject property was damaged due to a wind disaster. Thexx
BWR has x months on the job as axx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents.xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 40.25%. Tape showxx * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,888.88	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56497351	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	34.568%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/xxxx, the reason for the default is a payment dispute. Further details not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on the xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows the subject is NOO as BWR listed the subject property for rent after closing. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 34.56%. Tape shows Bxx, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. Bxx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77567574	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	VA	Fixed	Purchase	103.300%	103.300%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	42.814%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There are xx state tax liens against the borrower filed by different plaintiffs, which were recorded on xx/xx/xxxx & xx/xx/xxxx in the total amount of $xx,xxx.xx.
There are xx prior civil judgments and a hospital lien active against the borrower in the total amount of $x,xxx.xx filed by different plaintiffs & recorded on different dates.
The xst and xnd installments of town taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is x
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has xx.xx years on the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails the loan origination fee test as fees charged of $8,084.00 exceed the fee threshold of $4,183.65 by +$3,900.35. The below fees were included in the test: Additional home services or repairs paid by the borrower: $1,060.00 HOA capital contribution paid by borrower: $1,744.00 Real estate commission paid by borrower: $4,090.00 Real estate company flat fee paid by borrower: $350.00 Settlement or Closing Fee paid by Borrower: $685.00 Title Closing Protection Letter paid by Borrower: $75.00 Title Courier Fee paid by Borrower: $80.00"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails prohibited fees test. The below fees were included in the test: Additional home services or repairs paid by borrower: $1,060.00 Additional home services or repairs paid by seller: $437.00 HOA capital contribution paid by borrower: $1,744.00 Real estate commission paid by seller: $xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows BWRxxas joint tenancy" acquired the subject property and originated the subject mortgage on xx/xx/xx
* MI, FHA or MIC missing and required (Lvl 3)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* LTV / CLTV > 100% (Lvl 2) "Collateral value used for underwriting: xx Loan amount: xx LTV / CLTV = 103.300%. The current UPB is $418K."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93266152	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	?????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	50.000%	50.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	689	Not Applicable	43.237%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for xxxx/xxxx have been paid in the amount of $xx,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
The first and second installments of county taxes for xxxx-xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on thexx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "The escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows payment history is clean and LTV is low. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $593,840.97. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.23%. Tape shows an error on the VOE. Review of the file shows post-closing VOE dated 2/2/24. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-yexx
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of -$1,200.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase case originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96747267	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	????.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	25.963%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xst installment of county taxes for xxxx/xxxx supplemental-secured is delinquent in the total amount of $x,xxx.xx, which was due on xx/xx/xxxx and good through xx/xx/xxxx.
The xnd installment of county taxes for xxxx/xxxx supplemental-secured is due in the total amount of $x,xxx.xx on xx/xx/xxxx.
The xst and xnd installments of county taxes for xxxx/xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
As per the tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on the jobxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $10,671.00 exceed fees threshold of $7,981.67 over by +$2,689.33.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $5,668.00
Points - Loan Discount Fee paid by Borrower: $3,808.00
Underwriting Fee paid by Borrower: $1,195.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE xx
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $5,668.00
Points - Loan Discount Fee paid by Borrower: $3,808.00
Underwriting Fee paid by Borrower: $1,195.00."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Property is Manufactured Housing (Lvl 3)     "As per the appraisal report, which is located at "xxproperty type is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgagxx state that the manufactured home with serial # xx been affixed to the permanent foundation. FTP scheduled B located at xx or Commercial Coach, installed on a permanent foundation system recorded on xx/xxxx
* Property Marketability Issues (Lvl 3) "The tape and file show the subject is a manufactured home that was manufactured in 1984, and the affidavit of affixture was recorded in 2023. The engineer's certificate verifying the property was permanently affixed and never moved is missing from the loan documents. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect points - loan discount fee. Final CD dated xx/xx/2024 reflects points - loan discount fee at $3,808.00. This is an increase in fee of $3,808.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62476428	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	41.590%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 41.59%. Tape and file shows supporting documents for verifying BWR prior housing expenses are missing from the loan documents. Further details not provided. Lender defect. The subject originated on xx/xx/2024, and the 3-year SOL is active. BWR has 2.33 yxx	* Loan does not conform to program guidelines (Lvl 3) "Tape shows mortgage broker company license was not active when the application was originated and the license was renewed at closing. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect points - loan discount fee. CD dated xx/xx/2024 reflects points - loan discount fee at $4,936.21. This is an increase in fee of +$4,936.21 for charges that cannot increase. The subject loan is a purchase case originated on xx/xx/2024, and the 1xx
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89409032	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Cash Out	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	693	Not Applicable	36.835%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx.
Annual water charges for xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
Unable to determine the occupancy of the subject property.
As per the collection comment dated xx/xx/xxxx, the RFD was servicing problem.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been an  xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 36.83%. Tape shows the lender mistakenly excluded a debt. The revised DTI is 59.82%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been an xx	* Loan does not conform to program guidelines (Lvl 3) "As per the seller's tape, the borrower is one month delinquent with the loan in the last 12 months. The loan was originated on xx/xx/2024 with the first payment on xx/xx/2024. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $176,686.84. As per the payment history, the borrower made the payment of Jun-2024 on xx/xx/2024."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1781755	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	?	???.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	49.023%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. We are unable to determine the last payment received. The current P&I $xxx.xx and the current interest rate is x.xxx%. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history tape data is xx
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.xx years onxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape and file show the subject condo project was not approved by FNMA as repairs totaling $92K were being conducted on the condo. 1004D or the final inspection report verifying the completion of repairs, is missing from the loan documents. Further details not provided. Zillow search shows an estimated value at $135K. Current UPB $128K."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 reflects Credit Report Fee at $85.00. Final CD dated xx/xx/2024 reflects Credit Report Fee at $87.00. This is an increase in fee of +$2.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case originated on xx/xx/2024, and the 1-year SOL is active."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan testxx. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13351671	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	754	689	49.452%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x years on the job as an assistant manager with Cabinets To Go.
BWRx has been xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.45%. Tape shows lender included the BWR IRS debt in DTI but did not obtain and review the payment history. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 7 yearxx an SE for 3.2xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44571218	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	644	Not Applicable	41.886%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There are two credit card judgments against the borrower in favor of xx
The annual installment of combined taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per seller tape data, the occupancy of the subject property is owner-occupied.
BWR hasxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan did not close within the case file expiration date. Further details not provided."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2021. The initial LE dated xx/xx/2021 reflects a lender credit of $776.00, and the final CD dated xx/xx/2021 reflects a lender credit of $0.00. This is a decrease of +$776.00 for a fee that has a 0% tolerance test. The subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
* MI, FHA or MIC missing and required (Lvl 2)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50227685	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	Second	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Commercial	Fixed	Cash Out	68.793%	68.793%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	Yes	708	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a prior mortgage against the subject property that originated on xx
The xst and xnd installments of county taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject is approved as a DSCR loan, and the tape shows the investor did not honor the terms of lock. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11421978	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Purchase	74.971%	74.971%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	704	714	49.029%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for xxxx have been paid in the amount of $xx,xxx.xx on xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy of the subject property.

BWRx has xx.xx years on the xx
BWRx has x months on the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and review of the appraisal report show the subject is a 1-unit property with 2 ADUs, and guidelines only allowed for 1. Zillow search shows an estimated value of $631K. Current UPB is $465K."		* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6944131	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Commercial	Fixed	Purchase	80.000%	80.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	778	817	22.610%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of school taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of combined taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
Unable to determine the occupancy of the subject property.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx has xx
BWRx has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and file show personal guaranty document is missing from the file. Xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27473363	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	???.??	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	694	664	24.024%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for xxxx have been paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
The first and second installments of county taxes for xxxx have been paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
The first and second installments of county taxes for xxxx have been paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
The first installment of county taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx has been delinquent in the amount of $xxx.xx, which is good through xx/xx/xxxx.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx has x xx
BWRx has x xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject property type is manufactured home, and DU report in file shows property type was incorrectly submitted as SFR. Further details not provided."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (xxated at 4.896% exceeds APR threshoxx
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is locatexx t property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage locatedxx ufactured home with serial # 42658 has been affixed to the permanent foundation."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83287964	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	?	??.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	47.470%	47.470%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	40.462%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The annual installment of county taxes for xxxx has been paid in the amount of $xx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history tape data is xx No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the tape data, the property is owner-occupied. BWR has x.xx xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report was subject to the completion of the home. 1004D shows construction of the subject is completed except there is no sink in the basement bathroom and there is no door to the bedroom closet. The estimated cost to cure is not available in the loan file. Final 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The loan was originated on xx/xx/2024 witxx pe shows the current UPxx 7. As per servicing comment xx/xx/2025, the service has been released on xx/xx/2025."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.46%. Tape shows BWR is xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$0.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22166895	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	FHA	Fixed	Purchase	98.188%	101.845%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	755	759	46.657%	First	Final policy	Not Applicable	xxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. There is a junior mortgage against the subject property that originated on xx/xx/xxxx in the amount of $xx,xxx.xx, which was recorded on xx/xx/xxxx with the instrument #xx. The annual county taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found. The water charges for xxxx are due in the amount of $xx.xx on xx/xx/xxxx.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx CCs do not show damages. As per the seller's tape data, the subject property is owner-occupied. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWRx has x.xx xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 46.66% and originated on 2/28/25, the 3-year SOL is active. Lender used bonus, commission andxxyears. Revised DTI is over 100%. Lender defect. BWR is exx BWR 2 is xx	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show BWR does not meet HUD residency requirements as xx
* MI, FHA or MIC missing and required (Lvl 3)     "This loan is xx The mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* LTV / CLTV > 100% (Lvl 2) "Collateral value used for underwriting: xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87289518	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	100.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	807	Not Applicable	40.570%	First	Final policy	Not Applicable	xxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx
There is a junior mortgage against the subject property that originated on xx
There is a prior civil judgment against xx in the amount of $xxxx.xx, wxx
The xst and xnd installment county taxes for xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx.
No prior year's delinquent taxes have been found.
The loan originated on xx/xx/xxxx, and the first payment is due on xx/xx/xxxx. According to payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan originated on xx/xx/xxxx, and the first payment is due on xx/xx/xxxx. According to payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
CCs do not show damages.
As per the seller's tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.x xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Compliance Testing (Lvl 3) "The tape shows a TRID violation as the CD was disclosed with an incorrect rate for the second lien loan. File shows the second lien of $18,900 was approved with an interest rate of 1%, and the CD for the second lien reflects an interest rate of 0%. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1692113	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	49.013%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx
As per the seller's tape data, the subject property is occupied by the owner.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.01%. Tape shows BWR was xx
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. Final CD dated 0xx/xx/2024 reflects cash to in the amount of $2,649.33."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21171431	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First		?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360		xx	xx		Conventional	Fixed		Cash Out	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	624	Not Applicable	46.127%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installment of combined taxes for xxxx has been paid in the amount of $xx,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. Unable to determine the current occupancy status. BWR has x.xx years on thexx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape and appraisal report show the subject property needs repairs for flooring, ceiling, landscaping, water damage, and removal of the previous owner's stuff. The appraisal report reflects the estimated cost to cure the repairs in the amount of $10,000. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."		* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed QM safe harbor threshold test due to APR calculated 8xx		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2478382	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	43.342%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.x years on thexx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.34%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has xx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79126681	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	98.325%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	735	721	44.746%	First	Final policy	Not Applicable	xxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx
There is a prior credit card judgment against the borrower in favor of xx
There are xx prior child support liens against the borrower in favor of the xx
The xst and xnd installments of county taxes for xxxx and xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx.
The xnd installment of county taxes for xxxx and xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWRx has x.xx years on the xx
BWRx has x.xx years on the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the subject condo project is non-warrantable as the SB326 inspection requiredxxinformation on the reserves and budget of the condo project. Further details not provided. xx	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects HOA cert fee at $350.00. Final CD dated xx/xx/2024 reflects HOA cert fee at $356.95. This is an increase in fee of $6.95 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65568249	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	????.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	???.?	??.??%	360	xx	xx	Conventional	ARM	Purchase	63.402%	63.402%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	536	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx	Not Applicable	x.xx%	xxx	xx/xx/xxxx	Lower Interest Rate	Review of updated title Report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx withxx
As per updated title report there is junior mortgage found in the amount of $xxxxx.xx for the favor of xx
There is certificate of sale for sewer and utility against the property found in the amount of $xxx.xx which is recorded on xx/xx/xxxx. however, the lien was redeemed on xx/xx/xxxx.
There is two civil judgment found against the borrower in the amount of $xxxx.xx as below :-
x) Civil judgment against the borrower in the amount of $xxxx.xx for the favor oxx
x) Civil judgment against the borrower in the amount of $xxxx.xx for the favor ofxx
There are taxes for the year of  xxxx, xst, xnd  installment was paid in the amount of $xxxx.x and taxes for the year of xxxx, xrd installment was delinquent in the amount of $xxxx.xx.
Taxes for the year of xxxx, xth installment was due on xx/xx/xxxx in the amount of $xxxx.xx.
As per the review of payment history, the borrower is xxx+ days delinquent. The last payment was received on xx/xx/xxxx in the amount $xxx.xx which was applied to xx/xx/xxxx. The next due date is xx/xx/xxxx. The payment was received as per modification agreement. As per payment history current UPB is $xxx,xxx.xx.	Collections Comments:Available servicing comments from xx/xx/xxxx till xx/xx/xxxx states the loan is in active bankruptcy and payments are xxx plus days delinquent. Borrower ability seems low as struggling to make payments since x months but it could get to better if an affordable restructure plan put in place. And borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. Borrower contact is established.
Review of the payment history provided by Select Portfolio Servicing, inc. from xx/xx/xxxx to xx/xx/xxxx reveals that borrower has been the delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx %.
Borrower filed xx. Motion for relief from automatic stay was filed on xx/xx/xxxx.
As per servicing comment reason for default is illness of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under Cxx per months for the xx months. The motion for relief filed on xx/xx/xxxx.	This loan modification was done on xx/xx/xxxx between the xx. As per modification agreement lender was forgiven the principal in the amount of $xx,xxx.xx and interest bearing amount is $xxx,xxx.xx. As per modification original rate is x.xxx % and Monthly P&I is $xxx.xx. The modification payment start date is xx/xx/xxxx and new maturity date is xx/xx/xxxx	HUD-x Closing Statement	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Copy of final HUD-1 is available in the loan file, however all point and fees value are hand written."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the points and fees test.
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed xx
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
																																																																																								discount points which may be labeled as an origination fee."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3706989	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	56.301%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
Unable to determine the reason for the default.
No foreclosure and bankruptcy details have been found.
Subject property occupancy is unable to be determined.
No damage and repairs have been found.
BWR has x months on thexx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows a large deposit was not sourced. Bank statement in the file shows assets of $2,526 and gift assets of $6,200 supported by a gift letter and the cash-to-close requirement is $8,023. Further details not provided. BWR has 4 months on the xx
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan fails the compliance delivery and timing test for the CD dated xx/xx/2024. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2024, which is after the consummation date of xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2024. The initial LE dated xx/xx/2024 reflects a lender credit of $1,460.00, and the final CD dated xx/xx/2024 reflects a lender credit of $0.00. This is a decrease of +$1,460.00 for a fee that has a 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

																																																																																							Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect the MCC fee. The CD dated xx/xx/2024 reflects MCC fee at $250.00. This is an increase in fees of $250.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the lxx			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4862241	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	No	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	767	796	41.633%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xnd installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
The xst installment of county taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx
The reason for default is unable to be determined.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
The occupancy of the subject property is unable to be determined.
BWRx has x.xx years on xx
BWRx has xx.xx years xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling organizations disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Missing Required Disclosures (Lvl 3) "The settlement services provider list is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.25%. Tape shows income miscalculation by including rental income for a property not showing on tax returns. Revised DTI is 52.33%. Lender defect. The subject loan originated on xx/xx/2023, and the xx
Downgrade to LVL2 based on PH."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93487920	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Cash Out	61.860%	61.860%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	39.618%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens found.
The annual installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx
The appraisal report reflects as-is conditions, and the photos addendum shows the interior of the recreation outbuilding is not completed. Estimated cost to cure is not available in the loan file. Further details not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found regarding the forbearance plan.
As per the tape data, the property is owner-occupied.
BWR has been an SE for x
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $3,931.24 exceeds fees threshold of $3,821.83 over by +$109.41.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,431.24
Processing Fee paid by Borrower: $1,500.00"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Revised CD#1 dated xx/xx/2024 reflects Points - Loan Discount Fee at $1,309.97. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $2,431.24. This is an increase in fee of $1,121.27 for charges that cannot increase. Valid COC is available at pg#23. Final, COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years.
Loan failed charges in total cannot increase more than 10% in the tolerance test. The LE dated xx/xx/2023 reflects the sum of Section C fees and recording fees at $1,768.00. Final CD dated xx/xx/2024 reflects the sum of Section C and the recording fee at $2,975.70. This is a cumulative increase of $1,090.90 for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the xx s test due to fees charged of $3,931.24 exceeds fees threshold of $3,821.83 over by +$109.41.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,431.24
Processing Fee paid by Borrower: $1,500.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape and review of the file show the survey was due prior to closing and is missing from the loan documents. Further details not provided. Reaching out to PT to determine if the lot is surveyed or platted. PT confirms that there is not a recorded survey or platted map. Legal description attached to the mortgage shows the subject is described as parcel 5 with multiple indices of a surveyed parcel. Description and recording information match title policy. Downgraded to LVL3."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 53.97%. Lender excluded a business loss and used the incorrect PITI payment. The revised DTI is 58.56%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024 axxity ixx
Downgrade to LVL2 based on PH."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is lxx erty type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at xx	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx	Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49293517	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	48.519%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There are x prior hospital liens found against the borrower in the total amount of $xxx,xxx.xx filed by xx. in the amount of $x,xxx.xx, which was recorded on xx/xx/xxxx.
The xst installment of county taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the property is owner-occupied.
BWR has x.xx xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.51%. Review shows lender used a lease agreement to a family member. The revised DTI is 76.99%. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 3xx residual income $1554 and $20K equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21300405	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	?.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Refinance	87.483%	87.483%	Full Documentation	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	585	Not Applicable	62.044%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The xnd installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
The xst installment of county taxes for xxxx is delinquent (remaining after payment) in the amount of $x.xx, which was good through xx/xx/xxxx.
The xst installment of county taxes for xxxx was paid partially in the amount of $xxx.xx on xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy of the subject property.
BWR has x.xx years xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 62%. Tape shows lender decision to fund the loan. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 8.50 years on xx	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."		* Appraisal dated after closing (Lvl 1) "Appraisal report dated 2/5/2025 is after closing date 0xx	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99266741	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	75.722%	75.722%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	628	Not Applicable	26.062%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for xxxx is paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per tape data, the subject property is occupied by the owner.
BWR has been an SE forxx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and file shows AUS risk recommendation is approve/ineligible. Further details not provided. Xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53059159	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	796	Not Applicable	35.561%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
 There is one active civil judgment against the borrower in favor of xx
 The xst installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
BWRxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 35.56%. The tape shows rental income miscalculation as the supporting documents to verify PITI of REO are missing. The revised DTI is 37.97%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91047648	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	786	782	45.678%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx. No active judgments or liens found. (Parcel #xx) The xst installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. (Parcel #xx) The xst installment of county taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/xxxx, and the first payment is due on xx/xx/xxxx. According to payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/xxxx, and the first payment is due on xx/xx/xxxx. According to payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
 No post-close bankruptcy record has been found.
As per the seller's tape data, the subject property is owner-occupied.
BWR has x months on the job as a senior project designer with xx. BWR has prior employment experience as a project designer with xx for x years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on post-closing disclosure dated xx/xx/2025. The initial LE dated xx/xx/2025 reflects a lender credit of $506.00, and the post-CD dated xx/xx/2025 reflects a lender credit of $0.00. This is a decrease of $506.00 for a fee that has a 0% tolerance test. The subject loan is a purchase originated on xx/xx/2025, and the SOL is 1 year."
* LE/CD Issue date test Fail (Lvl 3)     "Revised closing disclosure dated xx/xx/2025 is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the FNMA condo approval for the subject condo project was removed on 2/27 and the loan was approved on 2/20. Further details not provided. Condo questionnaire is missing from the loan documents. Zillow search shows an estimated value of $385K. Current UPB $316K."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19902707	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	772	Not Applicable	45.567%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
There are x prior civil judgments against the subject borrower in favor of different plaintiffs, which were recorded on different dates in the total amount of $xx,xxx.xx.
The xxxx county annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property has been occupied by the owner.
BWR has been an xx for x.xx years at xxx xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.56%. Tape shows income misrepresentation. Lender obtained tax transcripts that did not match to the BWR amended tax returns. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has been an xx for 7.66 years at xx, and $22K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase originated on xx/xx/2023, and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2023 reflects transfer taxes at $1,197.00. Final CD dated xx/xx/2023 reflects transfer taxes at $3,717.00. This is an increase in fees of +$2,520.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase originated on xx/xx/2023, and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29735260	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	VA	Fixed	Purchase	99.280%	99.280%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	45.664%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
First installment of combined taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the currents status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.

BWR has x.xx years on the job as a manager with xx. Additionally, BWR receives VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the lender miscalculated eligibility and the BWR does not have any entitlement for the subject loan. The certificate of eligibility available in the file shows BWR does not have any entitlement left for the subject loan, as the total entitlement charged to the previous VA loans is $158K. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90588749	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	751	783	38.737%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
No active judgments or liens have been found.
The annual installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx receives fellowship income.
BWRx has x months on the job as a dietician at xx. Previously, BWRx had x.xx years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 38.74%. The tape shows unable to qualify without rental income. Lender used rental income to qualify when the BWR’s do not have a history of renting. Further details not provided. Lender defect. Revised DTI 55.55%. Subject loan originated xx and the 3-year SOL is active. The BWR is a PhD Student at xx a salary and fellowship income for 3.11 years, BWR 2 is employed with xx.										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84316810	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	797	Not Applicable	31.651%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
There is one civil judgment against the borrower, xx, which was recorded on xx/xx/xxxx. Amount of judgment is not available on supportive document.
First installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
Second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/xxxx and the first payment date is xx/xx/xxxx. According to the payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner occupied.
BWR has been an xx for xx.xx years at xx. Additionally, BWR has x.xx years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx. Comp #1, with a sales price of xx, is closest to the subject property. The revised appraisal ordered came with a lower appraised value of xx. Zillow search shows an estimated value of xx. Current UPB is $522K."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58435062	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	FHA	Fixed	Purchase	87.841%	98.955%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	42.977%	First	Final policy	Not Applicable	xxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
There are two junior mortgages against the subject property. First junior mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument # xx in the amount of xx with xx, and second junior mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument # xx in the amount of xx with xx. First installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. Partial payment for the second installment of county taxes has been paid in the amount of $xxx.xx on xx/xx/xxxx. Second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/xxxx and the first payment date is xx/xx/xxxx. According to the payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per seller’s tape data, the subject property is owner-occupied.
BWR has been an SE for x.xx years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO and was approved at 42.97%. Tape shows the subject loan closed with manual UW and approved at DTI exceeding the allowable limit. Further details not provided. Review shows ATR confirmed."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63288962	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	49.646%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
No active judgments or liens have been found.
The annual installment of county taxes for xxxx has been paid in the amount of $xx,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR has been an SE for x years at xx and for x.xx years at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.64%. Tape and review show lender included BWR SE realtor income in FL. BWR was not licensed in FL. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 2 years at xx and for 3.16 years at xx since inception."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31811339	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	42.231%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There are x prior state tax liens found against the borrower in favor of the xx in the total amount of $x,xxx.xx, which was recorded on xx/xx/xxxx and xx/xx/xxxx.
There is a prior credit card judgment found against the borrower in favor of xx, in the amount of $x,xxx.xx, which was recorded on xx/xx/xxxx.
The xst and xnd installments of combined taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
The xst installment of county taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the property is owner-occupied.
BWR has x.xx years as a student affairs & inclusion specialist with the xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.23%. The tape shows student loan debt miscalculation. The revised DTI is 50.23%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR has 5.33 years as a student affairs & inclusion specialist with the xx, FICO 795, 0X30 since inception, $15K equity in the subject, and $3,854 residual income."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46187893	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	740	771	49.868%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
No active judgments or liens were found.
The annual installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is not owner-occupied.
BWR has x years on the job as an electrical foreman with xx.
BWRx has x.xx years on the job as a supervisor with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO was approved at 49.86%. The tape shows asset misrepresentation as the BWR name on the bank statement was fabricated. Review shows lender miscalculation of BWR2 income. Revised DTI is 51.91%. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2024 and the 3-year SOL is active. BWR has 6 years on the job as an electrical foreman with xx, BWR2 has 3.25 years on the job as a supervisor with xx, FICO 740, 0X30 since inception, residual income $6620 and $101K equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43792845	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	91.429%	91.429%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	750	45.144%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
No active judgments or liens have been found.
The xst, xnd, xrd, and xth installments of town taxes for xxxx were paid in the total amount of $xxx.xx on different dates.
The xst installment of town taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of town taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWRx has xx.xx years on the job as a manager at xx.
BWRx has x.xx years on the job as a waitress at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails xx points and fees test due to fees charged $9,500.00 exceed fees threshold of $9,253.95 over by +$246.05.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: $1,415.00
Points - Loan Discount Fee paid by Borrower: $8,000.00
Tax Service Fee paid by Borrower: $85.00."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the state regulation for the first lien prohibited fees test. The following fees were included in the test:
Notice of Settlement paid by Borrower: $30.00
Tax Service Fee paid by Borrower: $85.00
Taxes Paid by Borrower: $416.24
Title CPL Fee paid by Borrower: $75.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged $9,500.00 exceed fees threshold of $9,253.95 over by +$246.05.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: $1,415.00
Points - Loan Discount Fee paid by Borrower: $8,000.00
Tax Service Fee paid by Borrower: $85.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.14%. Tape shows undisclosed auto debt opened prior to the closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024 and the 3-year SOL is active. BWR1 has 12.58 years on the job as a manager at xx. BWR2 has 8.75 years on the job as a waitress at xx, FICO 742, 0X30 since inception and $31K equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45239227	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	28.579%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
There is a prior credit card judgment against the borrower in favor of xx, for the amount of $x,xxx.xx, recorded on xx/xx/xxxx. The SSN mentioned on the supporting document is inconsistent with the subject borrower.
The first and second installments of county taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/xxxx, and the first payment is due on xx/xx/xxxx. According to payment history tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for x.xx years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 28.57%. The tape shows the subject loan closed with less than 24 months of business history. A review of the file shows the subject loan closed as a 12-month business bank statement loan. Secretary of State records in file show business was established xx. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been an SE for 4.66 years at xx, FICO 788, and $250K equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79017136	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	FHA	Fixed	Refinance	94.395%	94.395%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	671	654	45.792%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
No active judgments or liens have been found.
The first and second installments of county taxes for xxxx were paid in the total amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB per tape is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB per tape is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWRx has x months on the job as a xx. Previously, BWRx had multiple jobs in the last two years in the same line of work.   BWRx has x.xx years on the job as a manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows subject loan does not meet HUD's adjusted value requirement as the BWR owned the property for less than 12 months. The appraisal report shows the price of the prior sale or transfer on xx/xx/2023 was xx and the subject loan closed on xx/xx/2024 with an appraised value of xx. Zillow search shows an estimated value of $308K. Current UPB $309K. BWR has a 482 FICO. 3 years as a carpenter. 0X30 since inception."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93576006	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	Second	?	?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	300	xx	xx	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	586	Not Applicable	53.680%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with instrument # xx in the amount of xx with MERS as nominee for xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of $x,xxx.xx with xx.
There is an active prior UCC against the subject property in favor of xx., which was recorded on xx/xx/xxxx.
The annual installment of county taxes for xxxx has been exempt.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on the job as an associate with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the FHA case number was canceled and the HUD will not allow reinstating the case number. Further details were not provided."
* MI, FHA or MIC missing and required (Lvl 3) "FHA mortgage insurance certificate is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.723% exceeds APR threshold of 8.230% over by +0.493%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed QM safe harbor threshold test due to APR calculated 8.483% exceeds APR threshold of 8.230% over by +0.253%. Subject loan is escrowed."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx” state that the manufactured home with serial # xx has been affixed to the permanent foundation."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59679621	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	48.161%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual utilities/MUD taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the current condition and occupancy of the subject property.
BWR has x.x years on the job as a delivery driver at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows BWRs qualifying income is greater than 80% of AMI and exceeds loan program limit. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 2-year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects the sum of Section C fees and Recording fee at $763.00. CD dated 0xx/xx/2024 reflects the sum of Section C and Recording fee at $2,863.18. This is a cumulative increase of $2,023.88 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 2-year."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Settlement services provider list is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5561876	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	729	767	40.723%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of town taxes for xxxx has been paid in the amount of $xx,xxx.xx on xx/xx/xxxx.
The first and second installments of town taxes and annual utilities/MUD charges for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx. There is a large payment in the amount of $xx,xxx.xx in the month of Oct-xxxx and $xx,xxx.xx in the month of Nov-xxxx. As per the comments dated xx/xx/xxxx and xx/xx/xxxx, these are the BWR-made payments.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWRx has x.x years on the job as a CEO at xx.
BWRx has x.x years on the job as a quality assurance officer at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;
Broker Fee paid by Borrower: $6,159.39
HOA Fees paid by Borrower: $260.00
Property Tax Instalment paid by Borrower: $4,800.00
																																																																																							Tax and Assessment paid by Borrower: $40.00"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.72%. The tape shows the BWR was SE in previous business in xx and the lender documented only 1-year US tax returns for the BWR. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 2.5 years on the job as a CEO at xx and BWR2 has 3.5 years on the job as a quality assurance officer at xx, FICO 729, 0X30 since inception, and $224K equity in the subject. Review shows ATR confirmed."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55563140	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	774	Not Applicable	41.041%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for xxxx are due in the amount of $xx,xxx.xx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on the job as an executive director with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal report. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $705K. The current UPB is $559K."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged of $25,662.00 exceeds fees threshold of $16,511.14 over by +$9,150.86.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $15,510.00
Points - Loan Discount Fee paid by Borrower: $10,152.00

Loan fails QM lending policy points and fees test due to fees charged of $25,662.00 exceeds fees threshold of $16,511.14 over by +$9,150.86.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $15,510.00
																																																																																							Points - Loan Discount Fee paid by Borrower: $10,152.00"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.04%. The tape shows income misrepresentation. Further details not provided. BWR defect. The subject originated on xx/xx/2024 and the 3-year SOL is active. BWR has 2.91 years on the job as an executive director with xx, FICO 774."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35172666	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	61.829%	61.829%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	46.931%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
No active judgments or liens have been found.
The annual installment of county taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the seller’s tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on the job as a xx. Additionally, BWR receives retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial xxxx_Application Missing or error on the Rate Lock	xx	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Missing initial application dated xx/xx/2023 signed by the loan originator."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.93%. The tape and review shows the rental income from REO is not supported as the BWR listed the REO for sale after closing of the subject loan. The revised DTI is 73%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 4.75 years on the job as a xx. Additionally, BWR receives retirement income, FICO 788, 0X30 since inception, $142K equity in the subject, and $977 residual income.

Downgrade to LVL2 based on PH."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45744551	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	31.253%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x months on the job as a senior functional FICO analyst at xx. Previously, BWR had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.25%. Tape shows the lender miscalculated BWR's fluctuating income and did not average it over 12 months. Further details not provided. The revised DTI is 50.33%. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 6 months on the job as a senior functional FICO analyst at xx, FICO 713, 0X30 since inception, $15K equity in the subject, and $4506 residual income. Review shows ATR confirmed."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $2,308.50. This is an increase in fee of $2,308.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year.

Loan failed lender credits that cannot decrease test. Initial LE dated xx/xx/2024 reflects lender credit at $75.00. Final CD dated xx/xx/2024 reflects lender credit at $25.00 This is decrease of $50.00 for fee which has 0% tolerance test. Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78133777	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Maine	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	46.110%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx
No active judgments or liens have been found.
The annual installments of city taxes for xxxx have been paid in the total amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower has been current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower has been current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on the job as a home health aide with xx. Additionally, BWR has x.xx years on the second job as an administrator with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 46.11%. The tape and review shows rental income miscalculated and less than 2 years working a 2nd job. Lender defect. Revised DTI 91.21%. Subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR is employed with xx for 7.9 years, FICO 702, $441 residual income, 0X30 since inception and $29K equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17473777	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	77.315%	77.315%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	719	793	44.318%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx
No active judgments or liens have been found.
The annual installment of combined taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual installment of school taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB is not provided in the PH. The current UPB reflected as per the payment history tape as of xx/xx/xxxx is $xxx,xxx.xx.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history tape as of xx/xx/xxxx is $xxx,xxx.xx.
As per the seller’s tape, the property occupancy is stated as an investor.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
BWRx has been SE for xx years at Orange County xx.
  BWRx has xx years on the job as a payroll support with Orange County xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 44.31%. Tape shows BWR has a tax liability. Review shows BWR has a $212K IRS tax liability from 2023. Revised DTI is 54.23%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has been SE for 15 years at Orange County xx, BWR2 has 10 years on the job as a payroll support with Orange County xx, FICO 719, $58K equity in the subject, and $14,435 residual income.

																																																																																								Downgrade to LVL2 based on PH."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5626036	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	786	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual school taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWRx has x.xx years on the job as a veterinarian at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape and review of the file show the subject loan was closed with a desktop appraisal report instead of a full appraisal. Further details not provided. Zillow search shows an estimated value of $759K. Current UPB is $693K."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 25.61%. The Lender included bonus income without a 2-year history of receipt. Lender defect. Revised DTI 55.13%. Subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR is employed with xx for 1.7 years. FICO 722. $5,235 residual income. 0X30 since inception. $36.5K equity in the subject."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on CD dated xx/xx/2024. Initial LE dated xx/xx/2024 reflects lender credit at $1,811.00. Final CD dated xx/xx/2024 does not reflect lender credit. This is decrease of -$1,811.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99146666	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	96.500%	96.500%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	Unavailable	43.539%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx”
No active judgments or liens have been found.
The first installment of county taxes for xxxx is paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx. The tape shows a deferred balance in the amount of $x,xxx.xx, and as per the comment dated xx/xx/xxxx, one payment has been deferred.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the RFD was curtailment of income.
As per the comment dated xx/xx/xxxx, the BWR’s income was impacted by COVID, and COVID deferment has been approved for one payment.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWRx has x.xx years on the job as a xx.
BWRx receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows "the file is with us due to late payments after a repurchase alternative/indemnification." As per the PH as of xx/xx/2025, the BWR is current with the loan, and the next due date is xx/xx/2025. The current UPB is $201,968.89."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.53%. Tape shows lender miscalculated variable income and grossed up SSI income. Revised DTI is 52%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022 and the 3-year SOL has expired. BWR1 has 2.66 years on the job as a xx. BWR2 receives social security income, FICO 762 $19K equity in the subject and $1,762 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at $1,550.00. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $2,351.00. This is an increase in fee of +$801.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* Credit score not provided (Lvl 2)     "Credit score for BWR2 is not provided."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.53% as the borrower's income is $4,384.67 and total expenses are in the amount of $1,909.04 and the loan was underwritten by LP (Locator #xx) and its recommendation is Accept with a DTI of 43.53%."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80725161	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Purchase	55.147%	55.147%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	769	804	47.225%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
No active judgments or liens have been found.
The first installment of combined taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of combined taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
The xst and xnd installments of school taxes for xxxx/xxxx were paid in the total amount of $xx,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
The annual installment of village taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per tape data, the property is owner-occupied.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
BWRx has x.xx years on the job as a service with xx. Additionally, BWRx has x.xx years on the job as a room service at xx. Previously, BWRx had x year on the job as a server with Highgate Hotels LP.
BWRx has x.xx years on the job as a teacher with the xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.22%. The tape shows income miscalculation, as other income was included twice. The revised DTI is 58.64%. Further details are not provided. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 1.91 years on the job as a service attendant with xx. Additionally, BWR1 has 1.50 years on the job as a room service attendant at xx. BWR2 has 6.41 years on the job as a teacher with the xx, FICO 769, $305K equity in the subject, and $6654 residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35796962	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	????.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	33.613%	33.613%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	623	Not Applicable	49.734%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx
There is a prior state tax lien found against the borrower in favor of the Department of xx, which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx.
The xst installment of town tax for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of town tax for xxxx is delinquent in the amount of $x,xxx.xx and good through xx/xx/xxxx.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx.  The current UPB is $xxx,xxx.xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy of the subject property.
BWR has x.xx years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows BWR was short reserves at closing. Review of the DU and file shows total verified assets of $475K, which is entirely a gift asset, satisfying the cash to close requirement of $460K. Gift letter is in file and receipt or acknowledgment of gift transfer is missing. Subject loan originated xx/xx/2025."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed Revised Loan Estimate Delivery Date Test due to the revised loan estimate delivery date is on the initial closing disclosure delivery date."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;
HOA paid by Borrower: $2,050.00
Processing Fee paid by Seller: $75.00
Real estate commission paid by Seller: $14,875.00
Real estate commission paid by Seller: $11,900.00
Seller Attorney fee paid by Seller: $1,250.00
Title Copy fee APR paid by Borrower: $30.00
Title CPL paid by Borrower: $75.00
Title Review fee paid by Borrower: $195.00
Title Tax certificate fee paid by Borrower: $45.00
Title Transaction Management paid by Borrower: $45.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged $6,825.00 exceeds fees threshold of $5,760.11 over by +$1,064.89.
The below fees were included in the test:
Application Fee paid by Borrower: $1,290.00
Commitment Fee paid by Borrower: $695.00
Points - Loan Discount Fee paid by Borrower: $4,840.00
Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $6,825.00 exceeds fees threshold of $5,760.11 over by +$1,064.89.
The below fees were included in the test:
Application Fee paid by Borrower: $1,290.00
Commitment Fee paid by Borrower: $695.00
																																																																																							Points - Loan Discount Fee paid by Borrower: $4,840.00"			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57275590	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	47.730%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of school taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
The first installment of combined taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of combined taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $$x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on the job as a software engineer at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 47.73%. Tape shows lender used provided leases on 2 BWR REO’s. BWR listed the 2 properties for rent. Revised DTI 54.44%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 6.25 years on the job as a software engineer at xx, FICO 749, $7312 residual income and $131K equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1780886	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	?	???.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	FHA	Fixed	Purchase	96.662%	96.662%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	621	Not Applicable	40.731%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx
There is a prior state tax lien found against the subject borrower in favor of the Department of xx, which was recorded on xx/xx/xxxx in the amount of $xxx.xx.
The annual county taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has xx.xx years on the job as a maintenance worker with xx. Additionally, BWR receives social security and disability income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and appraisal report show the subject loan is not insurable as the front stoop of the subject property should not be attached to the structure. Review of appraisal shows attached, covered brick porch. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "Lee Appr," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx” state that the manufactured home with serial # xx has been affixed to the permanent foundation."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24890001	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	????.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	83.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.454%	First	Final policy	Not Applicable	xxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
There is an active junior mortgage against the subject property in favor of xx.
The xst, xnd, and xrd installments of combined taxes for xxxx were paid in the total amount of $x,xxx.xx on different dates.
The xxxx county annual taxes have been delinquent in the amount of $x,xxx.xx, which are good through xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history tape is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
Unable to determine the occupancy of the subject property.
BWR has x.xx years on the job as a functional analyst at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing Dicsloures Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the multiple Zelle deposits when considered as additional income under xx loan program guidelines, cause the qualifying income to exceed loan program limits. Further details not provided."
* Missing credit report (Lvl 3)     "Credit report is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service providers is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69386987	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	698	42.384%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
There is a prior civil judgment found against the borrower in favor of the State of Oregon in the amount of $xxx.xx, which was recorded on xx/xx/xxxx.
The xst, xnd, and xrd installments of county taxes for xxxx have been paid in the total amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWRx receives pension and social security income.
BWRx receives pension and social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the 3-day waiting period prior to consummation was not satisfied. Infinity compliance result shows the loan passed TRID timing and delivery test. Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4697028	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Other	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	Unavailable	?%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx	Not Applicable	x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx
There is an active prior mortgage against the subject property in favor of xx
There are x state tax liens against the borrower in favor of the xx, which were recorded on different dates in the total amount of $xx,xxx.xx.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx.
The annual town taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
The annual county taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
The annual school taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is a reduction in income.
The loan was modified on xx/xx/xxxx.
As per the comment dated xx/xx/xxxx, a x-month deferment plan has been offered to the borrower from xx/xx/xxxx to xx/xx/xxxx in the amount of $xxxx.xx.
No foreclosure activity has been found.
According to the PACER, the borrower filed for bankruptcy under Chapter xx with the case #xx on xx/xx/xxxx. The bankruptcy was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx, filed for bankruptcy under Chapter xx with the case #xx on xx/xx/xxxx. As per voluntary petition schedule D (Doc# x), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $x,xxx.xx. The POC was filed by the creditor Planet Home Lending on xx/xx/xxxx, with the secured claim amount of $xxx,xxx.xx and the arrearage amount of $xx,xxx.xx. The amended Chapter xx (Doc #xx) plan was filed on xx/xx/xxxx and confirmed on xx/xx/xxxx. The borrower shall pay a monthly mortgage payment of $x,xxx.xx per month for xx months to the trustee under the Chapter xx plan. The plan reflects arrearage for subject loan totals of $xx,xxx.xx. The bankruptcy was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/xxxx. As per the modified term, the new principal balance is xx. The monthly P&I is $x,xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx and a maturity date of xx/xx/xxxx. The loan has been modified three times since origination.	Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Missing or error on the Rate Lock Note Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fees and the estimated HUD-1, is missing from the loan documents."
* Note is missing or unexecuted (Lvl 3) "The original note is missing. The lost note affidavit is available in the loan file located at “xx.” The loan was modified on xx/xx/2018. The tape data shows the lost note affidavit is available in the loan file, and the note copy is missing."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of $425K. Current UPB is $231K."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25581053	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????	?.???%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	30.543%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is a UCC lien against the subject property in favor of xx.
The annual combined taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xxx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The foreclosure was initiated on the loan in xxxx. As per the notice of lis pendens located at xx, the foreclosure complaint was filed on xx/xx/xxxx. As per the document located at xx, the notice of lis pendens was released on xx/xx/xxxx, which was recorded on xx/xx/xxxx. Further details were not provided.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/xxxx, the litigation was resolved as the order granting motion for default judgment holding lien release null and void DOT remains in full force. Further details not provided.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy of the subject property.
BWR has xx years on the job as a software product manager with xx.
Foreclosure Comments:The foreclosure was initiated on the loan in xxxx. As per the notice of lis pendens located at xx, the foreclosure complaint was filed on xx/xx/xxxx. As per the document located at xx, the notice of lis pendens was released on xx/xx/xxxx, which was recorded on xx/xx/xxxx. Further details were not provided.

Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing or error on the Rate Lock	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "Tape shows LNA available in loan file. The lost note affidavit document is missing from the loan file. Review shows note in file."
* Release of mortgage (Lvl 3) "UT shows an alert for the subject mortgage release recorded. As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2015 in favor of xx. in the amount of xx, which was recorded on xx/xx/2015 with instrument xx. The release for the subject mortgage was recorded on xx/xx/2023 with instrument xx located at xx, stating that the subject mortgage was released. As per the document located at xx, the satisfaction for the subject mortgage is void."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test. Finance charge disclosed on final CD as xx. The calculated finance charge is xx for an undisclosed amount of -$436.10."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Settlement services provider list is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1012605	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	xx	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	Not Applicable	x%	xxx.x	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is an active HOA lien against the subject property in favor of xx, which was recorded on xx/xx/xxxx in the amount of $xxx.xx.
The annual combined taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/xxxx.
As per the deferral agreement located at xx, the deferred amount is $xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is unemployment.
As per the servicing comment dated xx/xx/xxxx, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/xxxx. As per the modified term, the new principal balance is xx. The monthly P&I is $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx and a maturity date of xx/xx/xxxx. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Initial xxxx_Application Loan Program Info Disclosure Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, along with estimated HUD-1 and fee itemization, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. Zillow search shows an estimated value at $226K. Current UPB is $50K."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16690809	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	781	780	37.039%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a junior mortgage against the subject property that was originated on xx
The first and second installments of county taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the tape, the property occupancy is stated as second home.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx has xx.xx years on the job as a district manager with xx.
BWRx has xx.xx years on the job as a health assistant with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial xxxx_Application	xx	3: Curable	* Release of mortgage (Lvl 3) "UT shows an alert for the subject mortgage satisfaction found with subsequent recession. As per the updated title report dated xx/xx/2025, there is a release of deed of reconveyance, which was signed on xx/xx/2022 and recorded on xx/xx/2022, which shows that the subject mortgage originated on xx/xx/2019 and was recorded on xx/xx/2019 had been paid in full. As per the rescission of full reconveyance recorded on xx/xx/2022, which is located at “xx,” the release of deed of reconveyance is canceled."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2019 reflect Points - Loan Discount Fee. Final CD dated xx/xx/2019 reflects Points - Loan Discount Fee at $30.24. This is an increased fee in the amount of +$30.24 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2019, and the 1-year SOL is expired.

TRID violation due to a decrease in lender credit on the initial CD. The initial LE dated xx/xx/2019 reflects Lender credits at $299.00. The initial CD dated xx/xx/2019 reflects Lender credits at $0.00. This is a decrease of $299.00 for a fee which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2019, and the 1-year SOL is expired."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "Initial application signed by loan originator is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93291882	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	Yes	No	Not Applicable	First	?	???.??	??/??/????	Unavailable	No	Other	Chapter 7	xx	Unavailable	No	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	89.844%	89.844%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	643	628	31.553%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xx%	xxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is an active junior mortgage against the subject property in favor of xx There is a state tax lien against the borrower in favor of the xx, which was recorded on xx/xx/xxxx in the amount of $xx,xxx.xx. The xst installment of combined taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx. The xnd installment of combined taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx.
The loan was modified on xx/xx/xxxx.
Unable to determine the reason for the default.
As per the comment dated xx/xx/xxxx, the subject property is owner-occupied.
As per the comment dated xx/xx/xxxx, the foreclosure was initiated on the loan in xxxx. As per the servicing comment dated xx/xx/xxxx, the foreclosure has been put on hold due to the original assignment. As per the servicing comment dated xx/xx/xxxx, the foreclosure file has been closed. Further details not provided.
The borrowers filed bankruptcy under Chapter x with the case #xx on xx/xx/xxxx. The BK was discharged on xx/xx/xxxx.
As per the servicing comment dated xx/xx/xxxx, the subject property has some repairs. The estimated cost of repairs is $xx,xxx.xx. Unable to determine the current status of repairs.
Foreclosure Comments:As per the comment dated xx/xx/xxxx, the foreclosure was initiated on the loan in xxxx. As per the servicing comment dated xx/xx/xxxx, the foreclosure has been put on hold due to the original assignment. As per the servicing comment dated xx/xx/xxxx, the foreclosure file has been closed. Further details not provided.
																																																																																	Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter x with the case #xx on xx/xx/xxxx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $x.xx. There is no comment indicating a cramdown. The BK was discharged on xx/xx/xxxx.	The step modification agreement was signed between the borrowers, xx, and the lender, xx, with an effective date of xx/xx/xxxx, and the new modified unpaid principal balance is xx. The modified monthly P&I of $xxx.xx with an interest rate of x.xxx% starting on xx/xx/xxxx, which will be changed in xx steps until the new maturity date of xx/xx/xxxx. The rate will change in xx steps, which will end with x.xxx%. There is no deferred balance and principal forgiven amount.	Initial xxxx_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Montana license validation test." * Missing Initial 1003_Application (Lvl 2) "Initial application signed by loan originator is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$11,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39758476	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	?	?????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	669	665	37.808%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for xxxx has been paid in the amount of $xx,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/xxxx, the borrower’s income has been impacted due to the Covid-xx pandemic.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx has x.xx years on the job as a financial advisor with xx.
BWRx has xx.xx years on the job as a nurse with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "The TRID tolerance test is incomplete, as the initial CD is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
																																																																																								* Missing Initial Closing Disclosure (Lvl 2) "The initial closing disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42432885	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	772	Not Applicable	38.683%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The xst installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner-occupied.
BWR receives social security income and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. A Zillow search shows an estimated value of $253K. Current UPB $481K."
																																																																																								* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership counseling disclosure is missing from loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9353482	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	?%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is one prior mortgage against the subject property in favor of xx
The xst and xnd installments of town taxes for xxxx have been paid in the total amount of $x,xxx.xx.
The annual installment of utilities/MUD taxes for xxxx has become delinquent in the amount of $xxx.xx with a good-through date of xx/xx/xxxx.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Missing or error on the Rate Lock Note Origination Appraisal	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing from the loan file. The lost note affidavit is not available in the loan file. The loan has not been modified."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fees and the estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan documents. Zillow search shows an estimated value of $370K. Current UPB: $12K."
* Missing credit report (Lvl 2)     "Credit report is missing."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 2) "The property is located in a state that has unlimited assignee liability for high cost loans and HUD-1/FCD is missing to test the compliance."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26302703	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/xx/xxxx shows that the subject mortgage was dated xx
The chain of the assignment is complete. Currently, the mortgage is with xx
There is a junior mortgage in the favor of xx
There is a junior mortgage in the favor of xx
There is civil judgment in the favor of xx in the amount of $xxxx.xx and was recorded on xx/xx/xxxx.
There is civil judgment in the favor of xx, in the amount of $xxxx.xx and was recorded on xx/xx/xxxx.
xxxx combined taxes for xst,xnd & xrd installments are paid in the cumulative amount of $xxxx.xx.
xxxx combined taxes for the xth installment is due in the amount of $xxxx.xx.
No prior year delinquent taxes are found.
The review of payment history shows that the borrower is delinquent for more than xxx+ days and next due is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx for due date xx/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till due date xx/xx/xxxx.	Collections Comments:Review of the collection comment shows that the loan is in active bankruptcy and next due is for xx/xx/xxxx. The borrower had filed bankruptcy under chapter xx with the case#xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The motion for relief from stay was filed on xx/xx/xxxx. As per order modifying chapter xx plan, the debtor shall pay to the trustee in the amount of $xxxx per month for xx months & then $xxx for the period of xx months. The date of last filing bankruptcy is xx/xx/xxxx. The review of payment history shows that the borrower is delinquent for more than xxx+ days and next due is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx for due date xx/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till due date xx/xx/xxxx.
The reason for default is not found. No damages and repairs have been found. As per latest inspection report dated xx/xx/xxxx, the subject property is occupied by an unknown party and is in fair condition.
Comment dated xx/xx/xxxx reflects that the borrower decided to pursue a loan modification. No post close foreclosure activity found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case#xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The motion for relief from stay was filed on xx/xx/xxxx.  As per order modifying chapter xx plan, the debtor shall pay  to the trustee in the amount of $xxxx per month for xx months & then $xxx for the period of xx months. The date of last filing bankruptcy is xx/xx/xxxx.
Notice of Mortgage Payment Change filed on xx/xx/xxxx. Date of payment change is xx/xx/xxxx and New total payment is$x,xxx.xx
Not Applicable	Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 is missing in the loan file. However, Estimated HUD1 and Itemization are not found in the file."	* Application Missing (Lvl 2) "Final 1003 is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
																																																																																								* Missing Appraisal (Lvl 2) "An appraisal report is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54794084	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Cash Out	31.014%	31.014%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	810	Not Applicable	44.611%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The xst installment of county taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and VA benefit income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to fees charged $4,749.25 exceeds fees threshold of $3,730.00 over by +$1,019.25.
The following fees were included in the test:
Commitment Fee paid by Borrower: $1,352.00
Points - Loan Discount Fee paid by Borrower: $3,397.25

Loan fails QM lending policy points and fees test due to fees charged $4,749.25 exceeds fees threshold of $3,730.00 over by +$1,019.25.
The following fees were included in the test:
Commitment Fee paid by Borrower: $1,352.00
																																																																																							Points - Loan Discount Fee paid by Borrower: $3,397.25"	* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at “xx," the subject property type is a manufactured home. The affidavit of affixation attached with the recorded mortgage located at “xx” state that the manufactured home with VIN # xx has been affixed to the permanent foundation."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29857387	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	28.699%	28.699%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	795	Not Applicable	46.075%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx
No active judgments or liens have been found.
The first and second installments of county taxes for xxxx-xxxx have been paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for x years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Transmittal (xxxx)	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to fees charged $10,110.00 exceed fees threshold of $7,298.89 over by +$2,811.11. The below fees were included in the test: Mortgage Broker Fee (Indirect) $5,625.00 Points - Loan Discount Fee paid by borrower: $3,320.00 Underwriting Fee paid by borrower: $1,165.00.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $10,110.00 exceed fees threshold of $7,298.89 over by +$2,811.11.  The below fees were included in the test: Mortgage Broker Fee (Indirect) $5,625.00 Points - Loan Discount Fee paid by borrower: $3,320.00 Underwriting Fee paid by borrower: $1,165.00."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.07%. Tape shows rental income miscalculation. Revised DTI is 51%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024 and the 3-year SOL is active. BWR has been SE for 4 years at xx, FICO 795, 0X30 since inception, $624K equity in the subject and $3,458 residual income. Review shows ATR confirmed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85187951	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	799	795	44.796%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The xst installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/xxxx, the reason for default is excessive obligations.
As per the comment dated xx/xx/xxxx, the occupancy is owner-occupied.
BWRx has been SE in transport business for x.xx years.
BWRx has x.x years on the job as a pharmacy technician at xx. Previously, BWRx had x months on the job as an order management technician at Consonus Pharmacy, and prior to that, BWRx had x.xx years on the job as a pharmacy consultant at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the borrower stopped making payments after xx/xx/2024. As per tape, the prior servicer applied the payments to the suspense, which were made by the borrower. The loan transferred back to the current servicer on xx/xx/2025. The payments that were put in suspense were applied to the loan for the due dates of xx/xx/2024 to xx/xx/2025 on xx/xx/2025. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $585,612.27."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.79%. Tape shows SE income miscalculation as the lender qualified BWR using only 1-year tax returns instead of the 2-year tax returns. Revised DTI is 49.20%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022 and the 3-year SOL has expired. BWR1 has been SE in transport business for 4.16 years. BWR2 has 1.5 years on the job as a pharmacy technician at xx, FICO 795, $72K equity in the subject and $3,722 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2022 does not reflect Appraisal Re-Inspection Fee. CD dated xx/xx/2022 reflects Appraisal Re-Inspection Fee at $150.00. This is an increase in fee of $150.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52277699	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	783	Not Applicable	35.029%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The xst and xnd installments of county taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
BWR has x months on the job as an executive assistant at xx. Previously, BWR had x.xx years on the job as an admin analyst at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial LE and initial CD are missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
																																																																																							* Missing Initial LE (Lvl 3) "Initial LE is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26838097	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	696	625	47.425%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx has x.xx years on the job as a pool designer at xx. Additionally, BWRx has been SE for x.xx years at xx.
BWRx has x years on the job as a records xx, St. Lucie County. Additionally, BWRx has x.xx years on the second job as a tax preparer with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business before the consummation date."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged of $9,707.50 exceed fees threshold of $7,634.62 over by +$2,072.88.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $8,312.50
Processing Fee paid by Borrower: $1,395.00.

Loan fails QM lending policy points and fees test due to fees charged of $9,707.50 exceed fees threshold of $7,634.62 over by +$2,072.88.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $8,312.50
Processing Fee paid by Borrower: $1,395.00."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan is seasoned more than 6 months and issue with boarding the loan could not be fixed with xx. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.060% exceeds APR threshold of 8.580% over by +0.480%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7541565	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	44.092%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of combined taxes for xxxx have been paid in the total amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on the job as a director of xx. Additionally, BWR worked as a director of xx for x month, and prior to that, BWR had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. BWR purchased 2 primaries, including the subject. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 44.09%. Tape shows subject is NOO due to misrepresentation causing lender to xx BWR primary housing expense. BWR purchased 2 primaries, including the subject. BWR defect. The subject loan originated on xx/xx/2025 and the 3-year SOL is active. BWR has 1.16 years on the job as a director of xx, FICO 759 and $26K equity in the subject."
																																																																																								* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2025 reflects cash to in the amount of $2,704.59."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56723176	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	804	792	48.928%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There are two prior active child support liens against the borrower in favor of xx in the total amount of $xx,xxx.xx recorded on xx/xx/xxxx and xx/xx/xxxx.
There is a prior active hospital lien against the borrower in favor of xx recorded on xx/xx/xxxx. The amount of lien is not mentioned on the supporting document.
There is a prior active civil judgment against the borrower in favor of xx, N.A., as successor in interest to xx, in the amount of $xx,xxx.xx, recorded on xx/xx/xxxx.
The annual installment of combined taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx(PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the collection comment dated xx/xx/xxxx, the subject property is owner-occupied.
Unable to determine the reason for the default of the borrower.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx has xx years on the job as a secretary with xx.
  BWRx has been an SE for xx.xx years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 48.93%. Tape shows undisclosed debt with a monthly payment of $707 was opened prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 10 years on the job as a secretary with xx, BWR2 has been SE for 11.41 years at xx, FICO 792 and $45K equity in the subject."
																																																																																								* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD, dated xx/xx/2023, reflects cash to the amount of $7.11."	* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx. The notary's signature date on the mortgage/deed of trust is xx. Note the date is xx"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54734472	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	36.869%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installment of combined taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx(PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller tape data, the subject property is owner-occupied.
BWR has x.xx years on the job as a nurse with xx. Additionally, BWR has x.xx years on the job as a nurse with xx. Previously, BWR was a student nurse with xx Student for x.xx years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (xxxx)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows the renovation was not completed within the timeframe. Appraisal report is subject to the completion of renovation. The estimated amount of repairs is $51,500. The final CD reflects an escrow holdback of $58,765. Tape shows only $10,975 funds remaining in the holdback to be released for the completion of pending items. The 1004D report is missing from the loan documents. Zillow search shows an estimated value of $154K. Current UPB $146K."
* Loan has escrow holdback. No proof it was released (Lvl 4) "The final CD dated xx/xx/2022, reflects an escrow holdback in the amount of $58,765.00. Proof of the release of escrow holdback is available for $28,980. Proof for the release of escrow holdback is missing for the remaining amount of $29,785 from the loan documents. Tape shows $10,975 remains in escrow for the following remaining open items gutter/exterior $1550, windows/door $1975, plumbing/electrical $1225, cabinetry $6500."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $5,630.89 exceed fees threshold of $4,394.55 over by +$1,236.34.
The following fees were included in the test: Loan Origination Fee paid by Borrower: $2,193.85
Points - Loan Discount Fee paid by Borrower: $1,937.04
Processing Fee paid by Borrower: $1,500.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged $5,630.89 exceed fees threshold of $4,394.55 over by +$1,236.34.
The below fees were included in the test: Loan Origination Fee paid by Borrower: $2,193.85
Points - Loan Discount Fee paid by Borrower: $1,937.04
Processing Fee paid by Borrower: $1,500.00."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 reflects points - loan discount fee at $580.00. Final CD dated xx/xx/2022 reflects points - loan discount fee at $1,937.04.
Loan estimate dated xx/xx/2022 reflects loan origination fee at $2,145.00. Final CD dated xx/xx/2022 reflects loan origination fee at $2,193.85. This is a cumulative increase in fee of $1,405.89 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL is expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$51,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83210901	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	809	Not Applicable	49.687%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine RFD.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has x months on the job as a business development representative with xx.
Previously, BWR had xx.xx years on the job as an executive director of athletics with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.68%. Tape shows REO mortgage payment and HI payment of subject mortgage is miscalculated. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 6 months on the job as a business development representative with xx and receives a pension, FICO 809, 0X30 since inception, and $23K equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44649245	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	?	?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	42.697%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a co-op.
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x months on the job as a licensed practical nurse at xx. BWR has x year on the second job as a licensed practical nurse at xx. Previously, BWR worked as a salesman at xx for x years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 42.70%. The Lender miscalculated the BWR’s variable income. Lender defect. Revised DTI 50.63%. Subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR is employed with Mt Sinai Hospital as an LPN for 10 months. FICO 758. $2,170 residual income. $35.8K equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the subject property is a co-op and is ineligible for sale to Freddie Mac as the flip tax charged of 5.87% exceeds the threshold of 5%. Further details not provided. Zillow search shows an estimated value of $183K. Current UPB is $142K."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86608840	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	No	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????	?.?%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	49.616%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual first installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.x years on the job as a renewal representative with xx. Additionally, BWR has x.x years on the job as a realtor with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx. Comp #1 with a sales price of xx, is closest to the subject property. Zillow search shows an estimated value of $228K. Current UPB is $203K."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects Appraisal fee at $635.00. CD dated xx/xx/2024 reflects Appraisal fee at $895.00. This is an increase in fee of $260.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $244.00. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $188.00. This is a cumulative increase of $116.95 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35356732	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	??.??%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	646	Not Applicable	15.033%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined tax for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has been SE for x years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape and review of the file show the APR on the revised CD on xx/xx/2025 increased by 0.144% and did not satisfy the 3 business days waiting period prior to consummation on xx/xx/2025. Further details not provided."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$717.99. Subject loan is a refinance case, originated on 0xx/xx/2025 and the 3-year SOL is active.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$682.99. Subject loan is a refinance case, originated on 0xx/xx/2025 and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (xx) QM points and fees test due to fees charged $12,934.44.00 exceeds fees threshold of $7,761.58 over by +$5,172.86.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $7,315.00
Points - Loan Discount Fee paid by Borrower: $4,624.44
Underwriting Fee paid by Borrower: $995.00
This loan failed the QM APR test due to APR exceeds 10.584% the APR threshold 8.880%, over by +1.704%.

Loan fails Qualified mortgage lending policy points and fees test due to Fees charged $12,934.44 exceeds fees threshold of $7,761.58 over by +$5,172.86.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $7,315.00
Points - Loan Discount Fee paid by Borrower: $4,624.44
Underwriting Fee paid by Borrower: $995.00"
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.584% exceeds APR threshold of 8.130% over by +2.454%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.584% exceeds APR threshold of 8.130% over by +2.454%.

Loan failed qualified mortgage APR threshold test due to APR calculated 10.584% exceeds APR threshold of 8.880% over by +1.704%."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13299397	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	743	680	48.523%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on the job as a shop manager with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.52%. Tape shows income used for qualifying is not supported. Review shows lender accepted handwritten paystubs and a 2024 W2 that was unable to be verified. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.16 years on the job as a shop manager with xx, FICO 680, and $31K equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx” state that the manufactured home with serial # xx has been affixed to the permanent foundation."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81398347	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.?	?.?%	360	xx	xx	Conventional	Fixed	Purchase	59.184%	59.184%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.839%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx. According to the payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx. According to the payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWRx has xx.xx years on the job as a laborer at xx.
BWRx receives social security and disability income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing or error on the Rate Lock	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to fees charged $4,812.00 exceed fees threshold of $4,152.74 over by +$659.26.
The following fees were included in the test:
Funding, Wire, or Disbursement Fee paid by Borrower: $180.00
Points - Loan Discount Fee paid by Borrower: $3,132.00
Processing Fee paid by Borrower: $700.00
Underwriting Fee paid by Borrower: $800.00.

The loan fails the qualified mortgage lending policy points and fees test due to fees charged $4,812.00 exceed fees threshold of $4,152.74 over by +$659.26.  The below fees were included in the test: Funding, Wire, or Disbursement Fee paid by Borrower: $180.00
Points - Loan Discount Fee paid by Borrower: $3,132.00
Processing Fee paid by Borrower: $700.00
Underwriting Fee paid by Borrower: $800.00."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan approved without a FICO score for BWR and home buyer education certificate is missing. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing credit report (Lvl 2) "The credit report is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25922588	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Refinance	79.932%	79.932%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	759	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property originated on xx
The annual combined taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No details pertaining to the damage to the subject property have been observed.
As per seller’s tape data, the property occupancy is stated as an investment.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3067936	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	?????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	756	30.323%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx
No active judgments or liens have been found.
The annual combined taxes for xxxx have been paid in the amount of $xx,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWRx has xx.x years on the job as a VP of ground operations at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.  Loan estimate dated xx/xx/2024 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at $26.58. Loan estimate dated xx/xx/2024 reflects Appraisal Fee at $575.00. Final CD dated xx/xx/2025 reflects Appraisal Fee at $1,105.00. This is a cumulative increase in fees of +$556.58 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active.  Loan failed charges that in total cannot increase more than 10% tolerance test. Initial LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $4,958.00. Final CD dated xx/xx/2025 reflects the sum of Section C and Recording fee at $5,531.82. This is a cumulative increase of +$78.02 for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is not available. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject closed as a non-escrowed loan with an LTV of 85%, exceeding the threshold of 80% for non-escrowed loans. ATR - confirmed via DU with Day 1 Certainty."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement service providers list is missing from the loan documents."			Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16507049	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	?	?????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	761	21.841%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of town tax for xxxx has been paid in the amount of $xx,xxx.xx on xx/xx/xxxx.
The xst installment of town tax for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of town tax for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual utilities/MUD charges for xxxx are delinquent in the amount of $xxx.xx and good through xx/xx/xxxx.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the tape data, subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.xx years on the job as an associate director with xx.
BWRx has xx years on the job as an enrichment teacher with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings. The revised loan estimate receipt date is provided, and the revised loan estimate receipt date is less than four business days. This loan failed the TRID disclosure delivery date validation test. A revised loan estimate delivery date is on the closing disclosure delivery test."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan fails the prohibited fees test due to fees charged of $130.00 exceeding the fees threshold of $0.00 by +$130.00.  The below fees were included in the test: eClosing fee paid by Borrower: $45.00 Title—Closing Protection Letter Paid by Borrower: $75.00 Title—Flood Zone Determination Paid by Borrower: $10.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows AUS findings were invalidated as the appraised value captured was incorrect, $1K lower than the actual appraised value of $718K. The AUS report is missing from the loan documents. Further details not provided."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "The AUS/DU report is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94677536	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.???%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	749	Not Applicable	34.529%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for xxxx has been paid in the amount of $xxxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Unable to determine, the reason for default.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x months on the job as a director of engineering with xx. Previously, BWR had xx.xx years on the job as an engineer with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $535K. Comp #1 with a sales price of $515K, is closest to the subject property. Zillow search shows an estimated value of $509K. Current UPB is $416K."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91698333	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	32.168%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx. According to payment history tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx.  According to payment history tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the tape data, the subject property is owner-occupied.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has x months on the job as a remote salesperson with xx. Previously, BWR had multiple jobs in the past two years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "The tape shows the FNMA deemed the subject loan ineligible for purchase as the subject condo project was ineligible. A review of the condo questionnaire did not reflect any special assessment planned for repairs. Further details not provided. A Zillow search shows an estimated amount of $296K. Current UPB $225K."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85348121	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	88.095%	88.095%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	802	Not Applicable	13.155%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx.
The annual installments of combined school taxes for xxxx have been exempt.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per tape data, the property occupancy is stated as a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.xx years on the job as a senior director of engineering with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 13.15%. Tape shows VOE at closing showed BWR was inactive. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 15.08 years on the job as a senior director of engineering with xx, FICO 802, and $30K equity in the subject."			* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx. Notary's signature date on the mortgage/deed of trust is x. Note date is xx."	Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36207640	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	FHA	Fixed	Purchase	98.188%	101.134%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	56.824%	First	Short Form Policy	Not Applicable	xxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx
There are three prior civil judgments against the borrower in favor of xx, which were recorded on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx, in the total amount of $xx,xxx.xx.
There are xx hospital liens against the borrower in favor of xx which were recorded on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx in the total amount of $xx,xxx.xx.
The annual installment of combined taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x.xx years on the job as a server with xx. Additionally, BWR receives tip and Mortgage Credit Certificate income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 56.82%. Tape and review shows the Lender did not include a loan on the paystub in the DTI. Lender defect. Revised DTI 63.53%.The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3.25 years on the job as a server with xx. FICO 669. $2,602 residual income. $6K equity in the subject."	* Loan does not conform to program guidelines (Lvl 3) "The seller’s tape data shows monthly payments not calculated properly."
* LTV / CLTV > 100% (Lvl 3)     "Collateral value used for underwriting is xx. Amount of secondary lien is xx. Loan amount is xx. LTV is 98.188% and CLTV is 101.134%, The current UPB is $$343K."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2025 reflects cash to borrower in the amount of $3,405.61."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76689844	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	No	Not Applicable	Other	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	69.767%	121.860%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	41.410%	First	Commitment	Not Applicable	xxxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the tape data, the subject mortgage was originated on xx. UT shows mortgage is not recorded.
According to the updated title report dated xx/xx/xxxx, there is an active prior mortgage against the subject property in favor of xx.
The xst and xnd installments of county taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx. According to payment history tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $xxx.xx, and the interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/xxxx, and the first payment date is xx/xx/xxxx. According to payment history tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has x months on the job as an associate at xx. Previously, BWR had x.xx years on the job as a team leader at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan approved without a FICO score for BWR and home buyer education certificate is missing. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4917545	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	Not Applicable	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	FHA	Fixed	Purchase	93.610%	93.610%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	695	Not Applicable	47.057%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
No active judgments or liens have been found.
The annual installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/xxxx, and the first payment is due on xx/xx/xxxx. As per the tape as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/xxxx, and the first payment is due on xx/xx/xxxx. As per the tape as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR has been self-employed as a bookshop owner for x years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.06%. The Lender miscalculated SE income and did not take into consideration business losses from another business owned with her spouse. Lender defect. Revised DTI is 100%. Subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE xx Bookkeeping & Payroll for 3 years and Co-Owner with her spouse of xx, FICO 695, and $26.8K equity in the subject."	* MI, FHA or MIC missing and required (Lvl 3) "FHA mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91778036	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	FHA	Fixed	Purchase	98.188%	102.037%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	35.695%	First	Final policy	Not Applicable	xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a junior subordinate mortgage against the subject property that was originated xx
The tax status is “to follow.”
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx. The current P&I is $xxx.xx and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx. The current P&I is $xxx.xx and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.
Unable to determine the RFD.
No foreclosure activity has been found.
No damage or repair information has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has xx years on the job as a senior DSP and transportation coordinator at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance Notice of Servicing Transfer	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan is not insurable, as the original appraisal was rejected by the investor and the second appraisal was documented 3 months after closing. Further details not provided. Zillow search shows an estimated value of $175K. Current UPB $117K."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The loan was originated on xx/xx/2021 with the loan amount of xx. PH shows a large transaction in the amount of $119,102.14 on xx/xx/2024 and the current UPB is $0.00. The latest payment history is missing from xx/xx/2024 to xx/xx/2025. Tape shows the current UPB as $117,719.77. As per the collection comment dated xx/xx/2024, the loan was service transferred. Further details not available."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD, dated xx/xx/2021, reflects cash to in the amount of $39.75."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Pennsylvania license validation test."
																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance certificate is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72518594	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	?	???	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
  The chain of assignment is completed currently the assignment with xx, as Legal Title Trustee recorded on xx/xx/xxxx.
There are no active judgments and liens are found.
xxxx annual county taxes were paid off in the amount of $xxx.xx on xx/xx/xxxx.
 xxxx county annual taxes are dues in the amount of $xxx.xx and due for xx/xx/xxxx.
No prior years delinquent taxes are found.
The review of the payment history states that the borrower is delinquent for more than xxx+ days. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. Borrower is currently making his payments according to the original Note terms.	Collections Comments:The review of servicing comments shows that the loan is currenly in an active bankruptcy and is next due for xx/xx/xxxx.
The review of the payment history states that the borrower is delinquent for more than xxx+ days. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
Foreclosure was initiated in the loan by filling complaint by attorney. The foreclosure referred to attorney on xx/xx/xxxx. The referral was filed on xx/xx/xxxx. In between the the FC process was put on hold due to borrower filed bankruptcy on xx/xx/xxxx.
 The borrower has filed bankruptcy under chapter-xx with the case #xx on dated xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. Under confirmed chapter-xx plan, the debtor was supposed to pay the trustee in the amount of $xxx weekly for xx months. The POC was filed on xx/xx/xxxx.
As per the servicing comments dated xx/xx/xxxx, the reason for default is that the borrower has become a widower. The loan was not modified since origination. The borrower is currently making his payments according to the original Note terms.
 As per the property inspection report dated xx/xx/xxxx, the property is occupied by unknown party and is in fair condition. No damage and repairs are found.
Foreclosure Comments:Foreclosure was initiated in the loan by filling complaint by attorney. The foreclosure referred to attorney on xx/xx/xxxx. The referral was filed on xx/xx/xxxx. In between the the FC process was put on hold due to borrower filed bankruptcy on xx/xx/xxxx.
Bankruptcy Comments:The borrower has filed bankruptcy chapter-xx case #xx on dated xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. Under confirmed chapter-xx plan debtor was supposed to pay to the trustee the amount of $xxx weekly for xx months. The POC was filed on xx/xx/xxxx.	Not Applicable	Credit Application Final Truth in Lending Discl. Origination Appraisal Right of Rescission	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is "Moderate" due to this loan failed the TILA APR test
This loan failed the predatory lending guidance test due to one or more of the following findings
This loan failed the points and fees test. (xx)
This loan failed the points and fees test. Freddie Mac Industry Letter xx/xx/2009)
This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test
The annual percentage rate (APR) is 7.612%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.
This loan failed the points and fees test.
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72779778	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	????.??	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	?	No	xx	Unavailable	Unavailable	?.?%	360	xx	xx	HELOC	Revolving	Cash Out	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The Chain of assignment is complete. Currently mortgage assignment is form xx
Three Code Enforcement or Unsafe living Conditions are found in the favor of The xx code enforcement board in the amount of $xx,xxx.xx, $xx,xxx.xx, $xx,xxx.xx and recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx respectively against the rental property address as xx. Two Code Enforcement lien status is collection found in the amount of $xxx.xx and $xx.xx respectively, with the issuing department of xx as Failure to obtain license tag for intact dog, against the borrower xx for the subject property address xx still not yet converted in lien.
xxxx annual utility taxes was due in the amount of $x,xxx.xx and recorded on xx/xx/xxxx however, the taxes were not paid by the borrower. In the year xxxx the total delinquent taxes are in the amount $x,xxx.xx dated xx/xx/xxxx. No prior years delinquent taxes are found.

Review of the payment history shows that the borrower has been delinquent for xx months and the next due is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to xx/xx/xxxx. Unpaid principal balance reflected in the amount of $xxx,xxx.xx. Considered rate x.xx% as per following document "xx".
Collections Comments:Current status of the loan is bankruptcy and next due for xx/xx/xxxx.
The loan was not modified since the origination.
Foreclosure was initiated and was referred to an attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx. Final judgment of foreclosure was recorded on xx/xx/xxxx. Foreclosure hold details not found. However, borrower had filed bankruptcy under chapter xx case #xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. As per amended chapter xx plan, the debtor shall pay to the trustee in the amount of $xxx.xx for the period of x months and $xxx.xx for the period of  xx months. As per proof of claim the secured claim is in the amount  xx and arrearage is $xxx,xxx.xx. Review of the payment history shows that the borrower has been delinquent for xx months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to xx/xx/xxxx. Unpaid principal balance reflected in the amount of $xxx,xxx.xx. Considered rate x.xx% as per following document "xx".
As per Latet BPO report dated xx/xx/xxxx subject property was occupied and as is price of the property is xx. The subject property is located in a FEMA designated disaster area (recent). As per latest BPO report & servicing comment, no damage pertaining to the subject property was observed.
Updated:
As per the collection comments dated on xx/xx/xxxx,taxes are delinquent in the amount $x,xxx.xx and the tax sale is schedules.
xxxx county taxes are delinquent in the amount of $xxxx.xx
xxxx county taxes are delinquent in the amount of $xxxx.xx
xxxx county taxes are delinquent in the amount of $xxxx.xx
tax lien certificate sold in June of xxxx.
The CC xx/xx/xxxx the tax sale Scheduled Date on xx/xx/xxxx and the Redemption Expiration: xx/xx/xxxx.
As per the collection comments dated on xx/xx/xxxx, FEMA documents which shows that your property is in a flood hazard area and that flood insurance is required by the Flood Disaster.
The subject loan was modified on xx/xx/xxxx.The new principal balance is xx. First payment will begin from xx/xx/xxxx with the interest rate of x.xx and the P&I is $x,xxx.xx. The capitalized amount is $xx,xxx.xx. New maturity date is xx/xx/xxxx.

Foreclosure Comments:Foreclosure was initiated and was referred to an attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx. Final judgment of foreclosure was recorded on xx/xx/xxxx. Foreclosure hold details not found. However, borrower had filed bankruptcy under chapter xx case #xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx Case #xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. As per amended chapter xx plan, the debtor shall pay to the trustee in the amount of $xxx.xx for the period of x months and $xxx.xx for the period of  xx months. As per proof of claim the secured claim is in the amount  xx and arrearage is $xxx,xxx.xx.
Document of Order on Request to Dismiss Case for Non-Compliance dated xx/xx/xxxx and motion to reinstate case document dated xx/xx/xxxx states that The debtor case has been dismissed with prejudice as Trustee proves debtor did not made his payments and notice of delinquency was sent for the same. NOD crossed its deadline hence the case was dismissed but at the same time dismissal order has one clause (x) A motion to rehear, reconsider or reinstate a dismissed case must be filed in accordance with the requirements of Local rule xxxx-x.  And it seems debtor has filed the motion for the same. However the case was reinstated on xx/xx/xxxx. Now the case will be treated as per confirmed plan.
																																																																																		Not Applicable	Final Truth in Lending Discl.	xx	3: Curable		* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx/xx/2012 was found at location "xx" showing original note was misplaced, lost or destroyed. Copy of Note is also located at "xx"."	* Final TIL Missing or Not Executed (Lvl 2) "Loan is HELOC no TIL will be available in file, hence exception is resolved."		Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67865935	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	?	No	xx	Not Applicable	????	??.??%	360	xx	xx	Conventional	Fixed	Cash Out	94.077%	94.077%	Reduced	No	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	54.200%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of the assignment is complete. Latest assignment per updated title is with xx
 No active judgments or liens found.
xxxxCombined xst installment taxes was paid in the amount of $xxx.xx on xx/xx/xxxx and no prior years delinquent taxes found.	Review of the payment history shows the borrower is delinquent for x month and next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied to xx/xx/xxxx. The current UPB as per latest payment history is in the amount of $xxx,xxx.xx and the current P&I is xxx.xx with interest rate of x.xxx%.	Collections Comments:As per the review of the servicing comments, the loan is in bankruptcy and next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied to xx/xx/xxxx. The current UPB as per latest payment history is in the amount of $xxx,xxx.xx and the current P&I is xxx.xx with interest rate of x.xxx%.
The reason for default is unable to determine.
The loan is modified on xx/xx/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx. Borrower promises to pay $xxx.xx monthly with a modified interest rate of  x.xxxxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. No balloon provision and step modification were given.
No information pertaining to foreclosure found.
The borrower had filed bankruptcy under Chapter xx with Case #xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx and the POC amount is $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. Under Chapter xx amended plan, the debtor shall pay to the trustee the sum of $x,xxx per month.
As per comments dated xx/xx/xxxx, the subject property is owner-occupied.
No BPO & Inspection reports are provided.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:The borrower had filed bankruptcy under Chapter xx with Case #xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx and the POC amount is $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. Under Chapter xx amended plan, the debtor shall pay to the trustee the sum of $x,xxx per month.	This modification agreement was made between Lender Citi Financial and Borrower Kimberly S Degreif and Shaon Degreif on xx/xx/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx. Borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxxxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. No balloon provision and step modification were given.	Mortgage Insurance	xx	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl 2) "PMI certificate is missing in the loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53163814	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	?	???.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	66.450%	66.450%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	796	794	47.129%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/xxxx with the first payment date xx/xx/xxxx. As per the seller's tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the seller's tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the seller’s tape data, the subject property is occupied by owner.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWRx and BWRx have xx.xx years on the job as international secretaries for the xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.13%. The Lender used BWR 2 income when the employer LOE stated she worked in office in NY and remote and the subject property is located in SC. In addition, foreign tax returns and assets statements were missing to support the asset depletion income. Revised DTI in excess of 100%. Subject loan originated xx/xx/2025 and the 3-year SOL is active. Both BWR's are employed with xx for 44 years, FICO 794, and $140K equity in the subject."	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is a purchase case. The tape shows the homebuyer education certificate is missing. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92671254	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.?	?.????%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	xxxx.xx	x.xx%	xxx.xx	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the mortgage which was dated xx/xx/xxxx is with xx. The chain of assignment is completed with xx. No active judgments and liens were found. The taxes for the year xxxx are paid and no prior delinquent taxes were found.

Review of the payment history states that the borrower has been delinquent for more than x months. The last payment was received in the amount of $xxx.xx which was applied to due date xx/xx/xxxx, and the next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is delinquent for more than x months currently. No bankruptcy and foreclosure activity were found. The last payment was received in the amount of $xxx.xx which was applied to due date xx/xx/xxxx, and the next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx. The borrower making payments according to modification agreement.
The updated title report states that there are no active judgments and liens were found, and no prior delinquent were found. The reason for default mentioned as curtailment of income.
The occupancy is occupied by an unknown party as per the comment dated xx/xx/xxxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender Citifinancial and the borrower xx on xx/xx/xxxx. As per the modification , the new principal balance xx. The new P&I is $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. The deferred balance is $x,xxx.xx and the interest bearing is $xx,xxx.xx.	Credit Application HUD-x Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with the estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51177572	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	???.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	????.??	??.??%	360	xx	xx	Conventional	Fixed	Cash Out	95.018%	95.018%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment is incomplete. Currently, the assignment is with xx
There is one junior active civil judgment found opened against the borrower in favor of xx in the amount of $xxx,xxx.xx which was recorded on xx/xx/xxxx.
xxxx county taxes are delinquent in the amount of $xxx.xx and the due date was xx/xx/xxxx. which was recorded on xx/xx/xxxx.
The review of payment history as of xx/xx/xxxx reveals that the borrower is delinquent for x months and the next due date is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date of x/xx/xx/xxxx. The UPB is being reflected in payment history in the amount of $xxx,xxx.xx. .
Adjustment of terms agreement was found dated xx/xx/xxxx in the loan files which states the loan terms has been changed with the deferred balance of $xx,xxx.xx but the interest rate and P&I has not been changed. The borrower has been making payments as per note rate and terms.	Collections Comments:The loan is in active bankruptcy and next due date is for xx/xx/xxxx.
The review of payment history as of xx/xx/xxxx reveals that the borrower is delinquent for x months and the next due date is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date of x/xx/xx/xxxx. The UPB is being reflected in payment history in the amount of $xxx,xxx.xx.
Adjustment of terms agreement was found dated xx/xx/xxxx in the loan files which states the loan terms has been changed with the deferred balance of  $xx,xxx.xx but the interest rate and P&I has not been changed. The borrower has been making payments as per note rate and terms.
As per collection comment dated xx/xx/xxxx, the reason for default is medical expenses.
 The loan is not modified since origination.
No comment regarding foreclosure activity.
The borrower had filed the bankruptcy under chapter xx with case#xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx.  As per chapter xx plan, the debtor shall pay to the trustee the sum of $x,xxx.xx monthly for xx months in the total plan payment of $xxx,xxx.xx. The POC was filed on xx/xx/xxxx with the secured claim amount of $xxx,xxx.xx and arrearage of $xx,xxx.xx.
As per property inspection report dated xx/xx/xxxx, that the property is owner-occupied with good condition. No comment regarding damage and repairs has been done on subject property..

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with case# xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx.  As per chapter xx plan, the debtor shall pay to the trustee the sum of $x,xxx.xx monthly for xx months in the total plan payment of $xxx,xxx.xx. The POC was filed on xx/xx/xxxx with the secured claim amount of $xxx,xxx.xx and arrearage of $xx,xxx.xx.
Schedule D in voluntary petition dated xx/xx/xxxx shows the amount of claim without deducting value of collateral is $xxx,xxx.xx; however, unsecured portion remained as $xxxx.xx. Collection comments does not shows any cram down.
Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application along with transmittal summery is missing in the loan files."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is signed but not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12326112	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	?	No	xx	Not Applicable	???.??	??.????%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
 Chain of the assignment has been completed. Currently, the assignment is with xx
There is an active Senior Mortgage on the subject property in favor of The xx in the amount of  $xxxxx.xx which was recorded on xx/xx/xxxx which is originated before the subject mortgage.
 There is one junior mortgage open against the subject property which was recorded on xx/xx/xxxx in the amount of xxxxx.xx.
There is one IRS lien open agaist the borrower in the amount of $xxxxx.xx.
One civil judgment open against the borrower in the amount of $xxxxx.xx
xxxx annual county taxes are due on xx/xx/xxxx in the amount of $xxx.xx.
No prior years delinquent taxes have been found pending.	Review of payment history as of xx/xx/xxxx shows that the borrower is delinquent for more thanxxx days and next payment due date was for xx/xx/xxxx. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx
The UPB is being reflected in payment history in the amount of $xx,xxx.xx.
Borrower is making payment as per 'Notice of Mortgage payment change'.
Collections Comments:The loan is in active bankruptcy and next payment due date was for xx/xx/xxxx.
Borrower has filed Bankruptcy under chapter-xx on xx/xx/xxxx with the case#xx. The chapter xx plan is not confirmed yet.  According to amended the Chapter-xx plan, debtor shall pay $xxx.xx monthly for xx months.
The POC was filed on xx/xx/xxxx with the claim amount of $xx,xxx.xx with no arrearage amount.
Review of payment history as of xx/xx/xxxx shows that the borrower is delinquent for more thanxxx days and next payment due date was for xx/xx/xxxx. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx.
The UPB is being reflected in payment history in the amount of $xx,xxx.xx.
Borrower is making payment as per 'Notice of Mortgage payment change'.

As per comment dated xx/xx/xxxx the subject property is occupied by owner with good condition and well maintained.
No property inspection  report available in the loan file.
No comment has been located regarding foreclosure activity.

The UPB is being reflected in payment history in the amount of $xx,xxx.xx.
Borrower is making payment as per 'Notice of Mortgage payment change'.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed Bankruptcy under chapter-xx on xx/xx/xxxx with the case#xx. The chapter xx plan is not confirmed yet.  According to amended the Chapter-xx plan, debtor shall pay $xxx.xx monthly for xx months.
The POC was filed on xx/xx/xxxx with the claim amount of $xx,xxx.xx with no arrearage amount.	Not Applicable	Credit Report Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Compliance risk indicator is Elevated as the loan is failing for GSE (Fannie Mae public guidelines) Prepayment Penalty Term Test and GSE (Freddie Mac public guidelines) Prepayment Penalty Term Test.
This loan failed the prepayment penalty term test.
 (Fannie Mae 2006 Selling Guide, Part IV, 201.02)The loan charges a prepayment penalty with a term exceeding 3 years.
This loan failed the prepayment penalty term test.
(Freddie Mac Industry Letter xx/xx/2009) The loan is a primary residence loan that charges a prepayment penalty with a term exceeding 3 years"
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "Following GA state disclosures are missing from the loan file.
1)Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2)Disclosure of Additional Fees"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR singed but not hand dated by borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89322896	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	xx	?	????.?	??/??/????	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report dated xx/xx/xxxx shows the subject mortgage was originated on xx
Chain of assignment is incomplete. Currently the assignment is with xx
There is HOA Lien /COA Lien found  against the subject property in the amount of $xxxx.xx which was recorded on xx/xx/xxxx in the favor of xx
There is one senior child support lien judgment found against the borrower in the amount of $xxxx.xx in favor of Angel Allaire  which was recorded on xx/xx/xxxx.
As per updated title report combined taxes for the year of xxxx, xrd and xth installment was paid in the total amount of $xxxx.xx.
There is combined taxes for the year of xxxx, xst installment was paid in the amount of $xxxx.xx and xnd installment is due on xx/xx/xxxx in the amount of $xxxx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx which was applied to xx/xx/xxxx. The next due date is xx/xx/xxxx. As per payment history, the current UPB is being reflected $xxx,xxx.xx.
Collections Comments:The review of collection comments as of xx/xx/xxxx, the loan is in an active bankruptcy. Borrower has filed bankruptcy under Chapter xx, case #xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. As per chapter xx plan debtor shall pay to the trustee in the amount of $xxx.xx per months for the xx months.
As per servicing comment dated on xx/xx/xxxx, foreclosure document is prepared and sent to review and execution. however, due to filing of bankruptcy by borrower on xx/xx/xxxx FC process currently was put on hold. No further details are available.
As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx which was applied to xx/xx/xxxx. The next due date is xx/xx/xxxx. As per payment history, the current UPB is being reflected $xxx,xxx.xx.
As per xx/xx/xxxx the reason for default is an excessive obligation.
As per collection comments dated xx/xx/xxxx the borrower intent to keep the property.
Repayment plan agreement dated xx/xx/xxxx and located at "xx" the plan payment in the amount of $x,xxx.xx for four months starting from xx, up to xx, was given to the borrower in order to bring the loan current.
As per collection comments dated xx/xx/xxxx, the property is owner-occupied and property condition is unable to determine; however, the latest BPO report is not available to determine the property occupancy and condition.

Foreclosure Comments:As per servicing comment dated on xx/xx/xxxx, foreclosure document is prepared and sent to review and execution. however, due to filing of bankruptcy by borrower on xx/xx/xxxx FC process currently was put on hold. No further details are available.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx.  As per chapter xx plan debtor shall pay to the trustee in the amount of $xxx.xx per months for the xx months.
Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, neither estimated hud-1 nor itemization is available in the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "credit report missing in loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located in NJ. The following required disclosures are missing in the available loan files.
1) NJ Application Disclosure.
2) Delivery Fee Authorization.
3) Lock-In Agreement.
4) Commitment Disclosures."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45083530	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	????.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	????.??	?.???%	480	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx	xxxxxx.xx	x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx show the subject mortgage was originated on xx
The chain of assignment is incomplete. Currently the assignment is with xx
One senior tax lien (real estate) on the subject property in the amount of $xxx.xx held by  the xx of taxes.
One civil judgment against the borrower in the amount of $x,xxx.xx held by xx.
Updated title report dated xx/xx/xxxx shows xxxx combined annual taxes has been delinquent in amount of $xxxx.xx and due date or paid to date is not available in the title report. Pro-title has been confirmed also searcher note states that xxxx combined taxes has been delinquent.
As of payment history xx/xx/xxxx shows that the borrower is delinquent for xx months and next payment due date was for xx/xx/xxxx. The last payment was received on xxx/xx/xxxx in the amount of $xxxx.xxwhich is applied for the due date of xx/xx/xxxx. The UPB is being reflected in payment history in the amount of $xxx,xxx.xx.
The borrower is making payments as per the modification with the interest rate of x.xx% with the monthly P&I payment $xxxx.xx.
Collections Comments:The loan is in active bankruptcy and next payment due date was for xx/xx/xxxx.
As of payment history xx/xx/xxxx shows that the borrower is delinquent for xx months and next payment due date was for xx/xx/xxxx. The last payment was received on xxx/xx/xxxx in the amount of $xxxx.xxwhich is applied for the due date of xx/xx/xxxx. The UPB is being reflected in  payment history in the amount of $xxx,xxx.xx.
The borrower filed bankruptcy under chapter-xx case #xx on xx/xx/xxxx and plan is not confirmed yet. As per pre-confirmation chapter xx plan filed on xx/xx/xxxx the debtor shall pay to the trustee the amount of $xxx.xx for xx months.
POC filed on xx/xx/xxxx with the claim amount of xx and arrearage is $xx,xxx.xx.
RFD is loss of a job.
As per the latest inspection report dated xx/xx/xxxx the subject property is owner occupied and is in average condition, no comments regarding the repair or damages located to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower filed bankruptcy under chapter-xx case #xx on xx/xx/xxxx and plan is not confirmed yet. As per pre-confirmation chapter xx plan filed on xx/xx/xxxx the debtor shall pay to the trustee the amount of $xxx.xx for xx months.
POC filed on xx/xx/xxxx with the claim amount of $xxx,xxx.xx and arrearage is $xx,xxx.xx.	The modification agreement was made between the Lender xx and the borrower xx on xx/xx/xxxx with the new modified principal balance of xx with the step rate starting at x.xxx%.Borrower promises to pay monthly P&I $xxxx.xx binning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 along with underwriting transmittal is missing from the loan file ."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file ."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state (MA) disclosures are missing from the loan file:-
1)Lead-Based Paint Disclosure
2)Mortgage Loan Application Disclosure
3)Carbon Monoxide Alarms
4)MA Smoke Detector Certificate
5)Notice of the Specific Reason for Denial of Credit
6)Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing in the loan file ."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm from the lender provided document."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file ."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95340432	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	?	No	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated on xx/xx/xxxx shows that the subject mortgage was originated on xx
There is a gap/break in the chain of assignments; the assignment of mortgage is required from xx

The chain of assignment is not completed as the subject mortgage is currently assigned to "xx" instead of "xx."

x. There is an active mortgage found in the updated title report in the amount of $xx,xxx.xx in favor of "xx" which was recorded on xx/xx/xxxx.

x. There is a "Certificate of Judgment" found in the updated title report against Rebecca Longstreath in the amount of $xxx.xx in favor of "xx" which was recorded on xx/xx/xxxx.

xxxx/xxxx year xst installment of combined taxes of $x,xxx.xx were paid on xx/xx/xxxx and xnd installment of $x,xxx.xx are due on xx/xx/xxxx.

The recorded copy of mortgage is not attached with legal description of the subject property in the updated title report dated xx/xx/xxxx.

Review of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for +xxx days and the next due date of payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx,xxx.xx. Borrower is currently making payments according to the terms of HAMP dated xx/xx/xxxx.
Collections Comments:The subject loan is currently in active bankruptcy. Review of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for +xxx days and the next due date of payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx,xxx.xx. Borrower is currently making payments according to the terms of HAMP dated xx/xx/xxxx.
The borrower,xx had filed bankruptcy under chapter-xx on xx/xx/xxxx with the case#xx & the plan was confirmed on xx/xx/xxxx.  According to the Chapter-xx plan, debtor shall pay $xxx.xx monthly for xx months. The amended POC was filed on xx/xx/xxxx with the secured claim amount of $xx,xxx.xx with an arrearage of $xx,xxx.xx.
The latest property inspection report dated xx/xx/xxxx is available in the loan file (xx) states that the subject property is occupied by owner and it's in average condition and no damages are reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, xx had filed bankruptcy under chapter-xx on xx/xx/xxxx with the case#xx-xxxxx & the plan was confirmed on xx/xx/xxxx.  According to the Chapter-xx plan, debtor shall pay $xxx.xx monthly for xx months. The amended POC was filed on xx/xx/xxxx with the secured claim amount of xx with an arrearage of $xx,xxx.xx.
HAMP was made on xx/xx/xxxx with the unpaid principal balance of $xxx,xxx.xx out of which $xx,xxx.xx has been deferred and rest of $xx,xxx.xx has been treated as interest bearing amount which will be paid though initial step monthly P&I of $xxx.xx with the initial step rate of interest of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Credit Application Credit Report Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing credit report (Lvl 2)     "credit report missing in loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state (OH) disclosures are missing from the loan file:

1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
																																																																																								3. Non-Deposit Insurance Disclosure"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54689217	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	?	????	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	???.??	?.???%	360	xx	xx	FHA	ARM	Refinance	96.425%	96.425%	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x.xx%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was xx
Chain of the assignment is incomplete. Currently, the chain of assignment is with xx
An active judgment or liens found pending.
x) There are two senior child support judgment against the borrower xx first in the favor of xx for the amount of $xxx.xx and second in the favor of xx
xxxx-xxxx annual school taxes have been paid off in the amount $xxxx.xx.
 xxxx Borough & County total annual taxes are due in the amount of $xxx.xx.
No prior years delinquent taxes have been found pending.
Review of payment history as of xx/xx/xxxx shows that the borrower is delinquent for xx months and next due payment was for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB is being reflected in payment history in the amount of $xx,xxx.xx.
The borrower is making payments as per modification interest rate and terms.

Collections Comments:The loan is in active bankruptcy and next payment due date was for xx/xx/xxxx.
Review of payment history as of xx/xx/xxxx shows that the borrower is delinquent for xx months and next due payment was for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx  which was applied for the due date of xx/xx/xxxx. The UPB is being reflected in payment history in the amount of $xx,xxx.xx.
The borrower is making payments as per modification interest rate and terms.
The reason for default as per servicing comment is excessive obligations
The foreclosure was initiated and the foreclosure complaint was filed on xx/xx/xxxx. No judgment was entered and no sale was scheduled. no further information found regarding foreclosure.
The foreclosure was put on hold due to the borrower had filed bankruptcy under chapter xx with the case #xx and the plan was confirmed on xx/xx/xxxx.
The borrower had filed bankruptcy under chapter xx with the case #xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The debtor shall pay the trustee total amount of $xx,xxx.xx by paying $xxx.xx per month for the period of xx months. The proof of claim was filed on xx/xx/xxxx with the claim amount of xx and the amount of arrearage is $xx,xxx.xx.
The Notice of mortgage payment change was filed on xx/xx/xxxx and the date of payment change is xx/xx/xxxx with new total payment of $xxx.xx.
As per the chapter xx plan (Case #xx) filed on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The Voluntary Petition document shows that the debtor intended to surrender the subject property. The scheduled value of the property at the time of filing was xx. The latest BPO report is not available in the loan file. Hence unable to determine occupancy status.
However, as per the latest Updated title report and tax certificate records the borrower, xx is still the owner of the property.
Property inspection report is not available in the loan files.
As per collection comments the subject property is occupied by owner with average condition.
No comment located in comment history regarding damage and repairs were done to the subject property.
Foreclosure Comments:The foreclosure was initiated and the foreclosure complaint was filed on xx/xx/xxxx. No judgment was entered and no sale was scheduled. no further information found regarding foreclosure.
The foreclosure was put on hold due to the borrower had filed bankruptcy under chapter xx with the case #xx and the plan was confirmed on xx/xx/xxxx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case #xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The debtor shall pay the trustee total amount of $xx,xxx.xx by paying $xxx.xx per month for the period of xx months. The proof of claim was filed on xx/xx/xxxx with the claim amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx.
The Notice of mortgage payment change was filed on xx/xx/xxxx and the date of payment change is xx/xx/xxxx with new total payment of $xxx.xx.
As per the chapter xx plan (Case #xx) filed on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The Voluntary Petition document shows that the debtor intended to surrender the subject property. The scheduled value of the property at the time of filing was $xxx,xxx.xx. The latest BPO report is not available in the loan file. Hence unable to determine occupancy status.
However, as per the latest Updated title report and tax certificate records the borrower, xx is still the owner of the property.
The loan modification agreement was made on xx/xx/xxxx between xx ( Borrower ) and xx ( Lender ) with the new principal balance of $xxx,xxx.xx with new interest rate of x.xxx%. The borrower promises to make a monthly P&I payment of $xxx.xx beginning from xx/xx/xxxx to till maturity date of xx/xx/xxxx.
The deferred principal balance amount is $xx,xxx.xx and interest-bearing amount is $xx,xxx.	Affiliated Business Disclosure
Credit Application
Credit Report
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Dicsloures
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "MI Cert is missing in the loan file."	* Application Missing (Lvl 2) "Final application is missing in the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This compliance risk indicator is Significant as loan is failing for the ARM rate adjustment cap test.

The loan failed the ARM rate adjustment cap test due to one or more of the following findings:
The loan is a one or three-year adjustable rate mortgage and the initial or subsequent adjustment caps exceed 1%; or
The loan is a five, seven, or ten-year adjustable rate mortgage and the initial or subsequent adjustment caps exceed 2%;
or
The initial adjustment period exceeds 126 months. The FHA does not offer a hybrid ARM loan program with an initial adjustment period that exceeds 126 months."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing  in the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing in the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing in the loan file."
* Missing credit report (Lvl 2)     "credit report missing in loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value source could not be found in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4069043	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Unavailable	Unavailable	?.???%	360	xx	xx	HELOC	Revolving	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
Currently, the assignment is from xx its appointment attorney in fact to xx recorded on xx/xx/xxxx. There are Multiple judgment in the favor of multiple plaintiff total in the amount of $xx,xxx.xx. There is one state tax lien in the favor of xx in the amount of $xxx.xx which was recorded on xx/xx/xxxx. The xst installment borough taxes for the year xxxx is paid in the amount of $xxxx.xx, xnd installment is paid in the amount of $xxxx.xx. xrd installment taxes for the year xxxx is paid in the amount of $xxxx.xx and xth installment is due in the amount of $xxxx.xx which will due for xx/xx/xxxx. No prior years of delinquent taxes are found.	As per the review of the payment history, the borrower is delinquent for xx months and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx . The current UPB reflected is in the amount of $xxx,xxx.xx. The P&I is $xxxx.xx. The values are updated as per tape data. Borrower is making payment as per Payment change notice which is located at "xx".	Collections Comments:Current status of the loan is bankruptcy and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx. The borrower is making payment as per Payment change notice which is located at "xx".
The reason for default is unavailable.
The foreclosure was initiated and referred to an attorney. The complaint was filed on xx/xx/xxxx. However, the foreclosure was put on hold the borrower had filed bankruptcy on xx/xx/xxxx under chapter xx with the Case #xx.
The loan was not modified since origination.
As per BPO report dated xx/xx/xxxx, the subject property is owner-occupied and Average in condition (xx)
No comments were indicating damage and repairs pertaining to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney. The complaint was filed on xx/xx/xxxx. However, the Foreclosure was put on hold the borrower had filed bankruptcy on xx/xx/xxxx.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the Case # xx on xx/xx/xxxx. As per amended chapter xx plan, the debtor will pay to the trustee in the amount of $xxxx.xx monthly for the period of x month and $xxxx.xx monthly for the period of $xx months. The POC was filed on xx/xx/xxxx, the secured claim amount is $xx. The motion for relief from stay was not filed.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing in the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "NY AB 11856 High Cost Home Loan Points and Fees Threshold Test: FAIL Charged $26,564.00 Allowed $26,326.55 Over By +$237.45 however the SOL is till 6 years from Origination and that the Note Date is xx/xx/2008.

This loan failed the points and fees threshold test due to one of the following findings: (NY AB 11856 §1, 6-L (1)(g)(ii))
The total points and fees (as defined in NY AB 11856) exceed five percent of the total loan amount (as defined in NY AB 11856) if the total loan amount is fifty thousand dollars or more.

Fees Included -
Loan Origination Fee $23,180.00
Application Fee $695.00
Processing Fee $799.00
Application Fee $795.00
Attorney's Fee (Other) $1,095.00

Affirmative Claims can be made within 6 years of Origination and that the Note Date is xx/xx/2008. SOL for affirmative claims has been expired. The borrower may bring defensive claims at any time."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file, loan is HELOC."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The required Disclosure is missing in the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Mortgage Bankers and Exempt Organizations Preapplication
Part 80 Disclosure
Alternative Mortgage Transaction Disclosures
Default Warning Notice
New York Real Property Escrow Account Disclosure
Subprime Home Loan Counseling Disclosure
Subprime Home Loan Tax and Insurance Payment Disclosure
Subprime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing in the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		Significant	Not Covered	Pass	No Result	Fail	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92922593	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	?	No	xx	????	????	?.?%	360	xx	xx	Conventional	ARM	Purchase	80.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	22.267%	First	Final policy	Not Applicable	xxxxxx	xx/xx/xxxx	xxxxxx.xx	xxxxxx.xx	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete. The latest assignment of mortgage is with xx
Active Judgments and Liens have been found pending are as follows:
x) There is a IRS federal tax lien against xx in the amount of $x,xxx.xx and it was recorded on xx/xx/xxxx.
Annual taxes are in the amount of $x,xxx.xx.
xxxx-xxxx xst half county taxes are paid in the amount of $x,xxx.xx.
xxxx-xxxx xnd half county taxes are due till xx/xx/xxxx in the amount of $x,xxx.xx.
No prior delinquent taxes have been found pending.	Provided payment history as of xx/xx/xxxx, reveals that the loan is in delinquency for x months. The next due date for the payment is xx/xx/xxxx. The borrower is not making regular payments as per loan modification. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.
Collections Comments:Loan is in active bankruptcy. Provided servicing comments dated from xx/xx/xxxx to xx/xx/xxxx reveals that the loan is in delinquency for x months. The next due date for the payment is xx/xx/xxxx. The borrower is not making regular payments as per loan modification. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.
The servicing comments and latest BPO report dated xx/xx/xxxx state that the subject property is owner occupied with no visible damages or repairs. It is in good condition.
The reason for default of borrower is unemployment or decreased income. The borrower is not making regular payments as per loan modification. The loan was modified once since origination. The loan was last made effective on xx/xx/xxxx. The borrower promise to pay the unpaid principal balance of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with step amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. The rate changes in x steps ending at x.xxx%.
No information pretending of foreclosure was found in the servicing comments.
The borrower has filed bankruptcy under chapter xx plan with case # xx and it was recorded on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower has filed bankruptcy under chapter xx plan with case # xx and it was recorded on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx.
According to the amended chapter xx plan the debtor shall pay to the trustee the sum of amount of $xxx.xx per month for xx months. The total base plan amount is $xx,xxx.xx. The estimated amount of arrearage to be paid for the collateral is $xx,xxx.xx.
Schedule D of voluntary petition dated xx/xx/xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is $xxx,xxx.xx however the unsecured portion is $xx,xxx.xx. There is no information pretending of cram down in the bankruptcy document.	Loan Modification agreement was made between borrower xx on effective date of xx/xx/xxxx.
The borrower promise to pay the unpaid principal balance of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with step amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. The rate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "credit report missing in loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of california. The following state disclosures are required and are missing from the loan file.
Impound Account Disclosure
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
CA Fair Lending Notice
Anti Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "According to final Hud-1, settlement date is xx/xx/2005 which is different from note date that is xx/xx/2005."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44093405	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	?	No	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	678	Not Applicable	40.752%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx
 The chain of assignment has been completed. The last assignment is from xx

There is an active UCC lien against the subject property in the favor of xx. The amount of UCC lien is not provided.
There is one child support lien against the xx. However, SSN # doesn’t matches with the borrower’s SSN#.
First and second installments of xxxx county taxes have been paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx respectively.
First installment of xxxx county taxes has been paid in the amount of $x,xxx.xx on xx/xx/xxxx and the second installment is due for the amount of $x,xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
The borrower has been making payment as per modification agreement dated xx/xx/xxxx with a modified interest rate of x.xx% and the P&I of $xxx.xx.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
The borrower has been making payment as per modification agreement dated xx/xx/xxxx with a modified interest rate of x.xx% and the P&I of $xxx.xx.
The loan has been modified once since the origination. The reason for default is not available in the collection comment.
As per comment dated xx/xx/xxxx, the modification next PI and interest rate was effective on xx/xx/xxxx which is odd. This needs to be correct. This should be effective from xx/xx/xxxx. As per document located at “xx”, the PI and payment effective date has been corrected.
No correction agreement was found in the loan file.
According to a review of the loan file, the foreclosure was referred to an attorney on xx/xx/xxxx. No further activity of foreclosure was found in the loan file. Thereafter, the file was again referred to an attorney on xx/xx/xxxx and Notice of Default was filed xx. As per notice of trustee’s sale, the sale was scheduled on xx/xx/xxxx at x.xxam near the front steps leading up to the City of xx.
The foreclosure was put on hold because of the borrower had filed bankruptcy under chapter xx with the case #xx onxx/x/xxxx and the plan was confirmed on xx/xx/xxxx.
The POC was filed on xx/xx/xxxx for the secured claim amount of xx and the amount of arrearage is $xx,xxx.xx. Notice of motion and motion for relief from stay from the automatic stay for the personal property was filed on xx/xx/xxxx. According to first amended chapter xx plan which was filed on xx/xx/xxxx, the debtor shall pay to the trustee the sum of $xxx.xx per month for xx months. the base plan amount is $xx,xxx.xx. The plan was confirmed on xx/xx/xxxx. Trustee's motion to dismiss the case was filed on xx/xx/xxxx.The debtor needs to submit copies of the most recent year's state and federal tax returns to the Trustee.
Notice of mortgage payment change was filed on xx/xx/xxxx. The new mortgage payment was in the amount of $x,xxx.xx which was due from xx/xx/xxxx.
According to voluntary petition schedule A, the value of the collateral is xx.
The only direct contact with borrower was during an inbound call on xx/x/xx in which borrower inquired about next due date and confirmed the subject was occupied.
According to inspection report dated xx/xx/xxxx, the subject property is owner-occupied and is in average condition. As-Is list price is quoted as xx. No damage has been reported to the subject property.

Foreclosure Comments:According to a review of the loan file, the foreclosure was referred to an attorney on xx/xx/xxxx. No further activity of foreclosure was found in the loan file. Thereafter, the file was again referred to an attorney on xx/xx/xxxx and Notice of Default was filed x/xx/xx. As per notice of trustee’s sale, the sale was scheduled on xx/xx/xxxx at x.xxam near the front steps leading up to the City of Chino center.
The foreclosure was put on hold because of the borrower had filed bankruptcy under chapter xx with the case #xx onxx/x/xxxx and the plan was confirmed on xx/xx/xxxx.

Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case #xx onxx/x/xxxx and the plan was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx for the secured claim amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. Notice of motion and motion for relief from stay from the automatic stay for the personal property was filed on xx/xx/xxxx. According to first amended chapter xx plan which was filed on xx/xx/xxxx, the debtor shall pay to the trustee the sum of $xxx.xx per month for xx months. the base plan amount is $xx,xxx.xx. The plan was confirmed on xx/xx/xxxx. Trustee's motion to dismiss the case was filed on xx/xx/xxxx.The debtor needs to submit copies of the most recent year's state and federal tax returns to the Trustee.
Notice of mortgage payment change was filed on xx/xx/xxxx. The new mortgage payment was in the amount of $x,xxx.xx which was due from xx/xx/xxxx.
According to voluntary petition schedule A, the value of the collateral is $xxx,xxx.xx.
This modification agreement was made on xx/xx/xxxx between the borrower, xx and the lender, xx.
As per modified term, the new principal balance is xx. The borrower promises to pay the P&I of $xxx.xx with the step interest rate of x.xx% beginning from xx/xx/xxxx. The maturity date is xx/xx/xxxx. The loan was modified in four steps.
The modification agreement doesn't contain balloon provision.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "The subject mortgage was originated on xx/xx/2008. However, according to final HUD-1, the settlement date is xx/xx/2008 which is eight days after the note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26215056	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	31.476%	First	Commitment	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	According to the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The last assignment is from xx, it’s Successors and Assigns which was recorded on xx/xx/xxxx. However, there is a break in assignment from xx to xx
There are four active civil judgments against the borrower. The first judgment is in the favor of xx for the amount of $xxxx.xx, which was recorded on xx/xx/xxxx. The second judgment is in the favor of xxl for the amount of $xxx.xx, which was recorded on xx/xx/xxxx. The third judgment is in the favor of xx for the amount of $xxxx.xx, which was recorded on xx/xx/xxxx. The fourth judgment is in the favor of xx, which was recorded on xx/xx/xxxx.
The county second installment taxes for the year are due in the amount of $xxxx.xx.
No prior years delinquent taxes have been found.

According to the review of payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for more than xxx days and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx, which was applied to xx/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in active collection and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx, which was applied to xx/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.
The loan has been modified once since origination on xx/xx/xxxx between the borrowers xx with the Lender xx. The new principal balance per modification is in the amount of $xxx,xxx.xx and the borrower has to pay $xxxx.xx at the interest rate x.xxx%, beginning from xx/xx/xxxx to the stated maturity date of xx/xx/xxxx. As per the Step Rate Loan Modification Addendum to Loan Modification Agreement, the interest rate will change to x.xxx% on xx/xx/xxxx.
The foreclosure was initiated and the case was referred to an attorney on xx/xx/xxxx. The foreclosure complaint was filed on xx/xx/xxxx. Final judgment was applied on xx/xx/xxxx. The order to vacate the judgment was filed on xx/xx/xxxx. Later on the foreclosure was put on hold because the borrower had filed bankruptcy under chapter xx with case#xx on xx/xx/xxxx. The case was dismissed for failure to file information on xx/xx/xxxx and the case was terminated on xx/xx/xxxx. Currently the foreclosure is on hold for loss mitigation.
According to BPO report located at “xx” dated xx/xx/xxxx, all the exterior side, front porch need to be paint and repour the front entry concrete steps. The total cost of estimated repairs is in the amount of $xxxx.xx. No details were found regarding the insurance claim and repairs.
Foreclosure Comments:The foreclosure was initiated and the case was referred to an attorney on xx/xx/xxxx. The foreclosure complaint was filed on xx/xx/xxxx. Final judgment was applied on xx/xx/xxxx. The order to vacate the judgment was filed on xx/xx/xxxx. Later on the foreclosure was put on hold because the borrower had filed bankruptcy under chapter xx with case#xx on xx/xx/xxxx. The case was dismissed for failure to file information on xx/xx/xxxx and the case was terminated on xx/xx/xxxx. Currently the foreclosure is on hold for loss mitigation.
Bankruptcy Comments:As per PACER report the borrower had filed bankruptcy under chapter xx with case#xx on xx/xx/xxxx. The case was dismissed for failure to file information on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	This loan modification agreement was made on xx/xx/xxxx between the borrowers xx with the Lender xx.
The new principal balance per modification is in the amount of xx and the borrower has to pay $xxxx.xx at the interest rate x.xxx%, beginning from xx/xx/xxxx to the stated maturity date of xx/xx/xxxx. As per the Step Rate Loan Modification Addendum to Loan Modification Agreement located at xx, the interest rate will change to x.xxx% on  xx/xx/xxxx.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This is a conventional loan. LTV at the origination was 95.000%. The tape data is reflected MI required. Final 1003 reflect monthly MI in the amount of $140.72; however, MI certificate is missing in the loan files."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "NEW JERSEY

The subject property is located in NJ state. The following required disclosures are missing in the loan file:
1) NJ Application Disclosure
2) Delivery Fee Authorization
3) NJ Attorney Disclosure
4) Unacceptability of Insurance Notice
5) NJ Attorney Disclosure II
6) Tax Bill Information
7) Private Well Testing
8) Lock-In Agreement
9) Commitment Disclosures
10) Choice of Insurer Disclosure
11) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application.
12)Initial escrow account disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from loan file"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:Full appraisal	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31547465	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Refinance	70.000%	70.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx
The chain of the assignment is complete. Currently, the mortgage is with xx
There is a civil judgment in the amount of $xxxx.xx which was recorded on xx/xx/xxxx in the favor of xx
There is a state tax lien in the favor State of Maryland in the amount $xxx.xx which was recorded on xx/xx/xxxx.
xxxxcounty taxes are paid in the amount $xxxx.xx, xxxx county taxes are paid in the amount of $xxxx.xx, xxxx county taxes are paid in the amount $xxxx.xx and xxxx utilities taxes are due in the amount $xx.xx. No prior year delinquent taxes are found.	As per the review of the payment history, the borrower has been delinquent for x months and next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx which was applied for xx/xx/xxxx. The UPB is reflected in the amount $xx,xxx.xx. The current P&I is $xxx.xx and PITI is $x,xxx.xx.	Collections Comments:The loan is currently in collectionand next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx which was applied for xx/xx/xxxx. No records for bankruptcy and foreclosure was found. The rfd is loss of income. The borrower was offered a trial payment plan with mod effective xx/xx/xxxx. However, it was rejected.
The loan has never been modified since origination the borrower is making his payments as per the mod terms. As per the inspection report dated xx/xx/xxxx, the property is Owner occupied with no repairs and damages found. The as-is listed price is xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 along with estimated hud and itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final application si missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8331179	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	Yes	Yes	Not Applicable	Second	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	?	No	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	67.568%	67.568%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	13.890%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x.xx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of updated title dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment is complete. Currently, the mortgage is with xx.
There is a senior mortgage which was recorded on xx/xx/xxxx in the amount xx.
There is a prior mortgage with book#xx which was recorded on xx/xx/xxxx in the amount xx was satisfied.
There is a junior mortgage in the amount xx.
xxxx-xxxx county taxes are paid in the amount of $xxxx.xx. No prior year delinquent taxes are found.

As per the review of payment history, the borrower has been delinquent for x months and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. The UPB is reflected in the amount $xxx,xxx.xx. The current P&I is $xxx.xx and PITI is $x,xxx.xx.	Collections Comments:The loan is currently in active bankruptcy and next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. As per the review of PACER report, the borrower had filed bankruptcy under chapter xx with case#xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. No evidence for post-closing foreclosure was found. The rfd is unable to determine. The loan has been modified once since origination and the borrower is making his payments as per mod terms. As per inspection report dated xx/xx/xxxx, the property is owner-occupied with no repairs and damages noted. The as-is-listed price is xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:
As per the review of PACER report, the borrower had filed bankruptcy under chapter xx with case#xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with its secured amount as $xxx,xxx.xx and the arrearage amount is $xxxx.xx. As per the chapter xx plan, the debtor shall pay the trustee $xxx for xx months and $xxxx thereafter. The plan is for xx months.
This step modification agreement was signed between the borrower xx and the lender xx on xx/xx/xxxx. The UPB is $xxx,xxx.xx The borrower promises to pay $x,xxx.xx with a modified interest rate of x.xxx %, beginning from xx/xx/xxxx and the maturity is xx/xx/xxxx. There is a deferred balance of amount $xx,xxx.xx and the interest-bearing amount is $xxx,xxx.xx.	Missing Required State Disclosures Right of Rescission	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The HUD-1 is available in the loan file; however, it is not signed by the borrower."	* Missing Required State Disclosures (Lvl 2) "The following disclosures are missing from the loan file, Oregon Forced Placed Insurance Notice, Escrow Notice for Loans Sold to Out-of- State Purchases within one year, Anti-Coercion Notice, Insurance Premium Notice, Insurance Sales Notice and Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89764214	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	?	?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	?	No	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	76.864%	76.864%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	624	Not Applicable	46.524%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx states that the subject mortgage was originated xx
The chain of the assignment has been completed currently. The mortgage is with xx.
No active judgments and liens are found pending.
The tax certificate for current year tax status was missing in the updated title report.
The xxxx year combined  annual taxes does not shows any information pertaining tax status.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from xx/xx/xxxx to xx/xx/xxxx reveals that borrower has been the delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx %. Borrower is currently making the payment according to the original note terms.
The borrower is currently xx month behind his scheduled payments.

Collections Comments:Review as per servicing comments dated from xx/xx/xxxx to xx/xx/xxxx state that the borrower has been delinquent for xx months currently and the payment is due from xx/xx/xxxx as the borrower is not paying the P&I regularly. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The payment history states that the current UPB is $xx,xxx.xx. Borrower wants to keep the property.Therefore, he is looking for an affordable plan like modification or forbearance to keep the property as well to make the loan current.
The reason for default is:
The Borrower is unemployed.
There is no source of income.
As per the review of servicing comments the loan is currently in active bankruptcy. The loan is due for  xx/xx/xxxx. The last payment was received on xx/xx/xxxx  in the amount of PITI $xxx.xx, which was applied for the due date xx/xx/xxxx.
As per the latest BPO report, dated xx/xx/xxxx the property is occupied by the Owner. No visible signs of exterior damage at the time of inspection and subject property is in average condition.
The Trial Modification Agreement was located at "xx" in the given loan files.
Borrower had filed bankruptcy under Chapter-xx Case#xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. Amended chapter xx plan debtor (borrower) will pay to the xx Trustee the sum of $xxx.xx for xx months. Voluntary petition was filed on xx/xx/xxxx.
The POC was filed on xx/xx/xxxx with secured claim amount of $xxxxx.xx and arrearage amount is $xxxx.xx
Latest status of FC was on hold due to active bankruptcy.
There is no evidence found which state that the foreclosure was initiated or not.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy under Chapter-xx Case#xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. Amended chapter xx plan debtor (borrower) will pay to the U.S. Trustee the sum of $xxx.xx for xx months. Voluntary petition was filed on xx/xx/xxxx.
The POC was filed on xx/xx/xxxx with secured claim amount of $xxxxx.xx and arrearage amount is $xxxx.xx
Latest status of FC was on hold due to active bankruptcy.

Loan modification agreement was made between the borrower and lender on xx/xx/xxxx. The new modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. The new principal balance is $xx,xxx.xx. The maturity date is xx/xx/xxxx. Rate will be changed in x steps.
Reason for Modification is Financial Hardship.
Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is moderate as the loan is failing for PA interest rate test : FAIL 7.125% Allowed 6.750% Over By +0.375%.

The loan has an interest rate that does not conform to the requirements for the lenders license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is moderate  as the loan is failing for PA interest rate test : FAIL 7.125%  Allowed 6.750% Over By +0.375%.
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lenders license type in the state where the property is located"
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated Business disclosure is missing in the given loan files."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36019736	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Court Delay	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	51.168%	First	Unavailable	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx	x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	Updated title report as of xx/xx/xxxx shows subject mortgage was originated xx
Chain of assignment is complete as current assignee is xx.
No active judgments or liens are found.
No title issues found.  AOM have been recorded and are complete.  Foreclosure Judgment has been recorded on xx/xx/xxxx.
No prior year delinquent taxes are found.
Annual estimated tax is $x,xxx.xx.	Payment history as of xx/xx/xxxx shows borrower is delinquent for more than xxx days. Last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for due date xx/xx/xxxx. Next due date is xx/xx/xxxx. UPB reflected in pay history is xxx,xxx.xx. Borrower made last payments as per Modification made on xx/xx/xxxx.	Collections Comments:Review of payment history loan file shows borrower is delinquent for more than xxx days. Last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for due date xx/xx/xxxx. Next due date is xx/xx/xxxx. UPB reflected in pay history is xxx,xxx.xx. Borrower made last payments as per Modification made on xx/xx/xxxx.
Foreclosure has been filed and judgment entered on xx/xx/xxxx. The parties have attended mediation, but failed to reach an agreement. The judge has allowed the lender to proceed to foreclosure, but no sale date has been set. The last status was providing a status report to the court on xx/xx/xxxx.
No evidence of post closing Bankruptcy is found.
No evidence of damage or repair found in collection comment. Also latest exterior BPO report dated xx/xx/xxxx does not show damage evidence.
Borrower was approved for a modification with x trial payments.  There were x payments made, but the agreement was not returned executed.  The modification was denied and closed.  Denial letter was mailed on xx/xx/xxxx.
Foreclosure Comments:Foreclosure has been filed and judgment entered on xx/xx/xxxx. The parties have attended mediation, but failed to reach an agreement. The judge has allowed the lender to proceed to foreclosure, but no sale date has been set. The last status was providing a status report to the court on xx/xx/xxxx.
Bankruptcy Comments:Not Applicable	Loan was modified under HAMP with a Step Rate amortization effective from xx/xx/xxxx. The initial rate was x.xx% for x years and stepped up x.xx% per year to the final fixed rate of x.xx% for the remainder of the loan. The maturity date was extended as well as the term to xx years and mature xx/xx/xxxx. No principal forgiveness, but there was principal deferment of $xx,xxx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
Loan data 0.00%, Comparison data 7.154% hence variance is -7.154%
Final TIL is missing from the loan file. APR is considered 0.00% to test the CE report."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Missing Required State Disclosures (Lvl 2)     "Below state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. No escrow Account."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliate business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is not missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69123464	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	???.??	?%	240	xx	xx	Conventional	Fixed	Cash Out	58.621%	58.621%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	554	Not Applicable	26.785%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	Not Applicable	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated xx
The chain of assignment has completed, As currently the assignment is with xx.
There are two civil judgments against the borrower, first one is in the amount of $xxxx.xx which was recorded on xx/xx/xxxx with xx and second one is in the amount of $xxx.xx which was recorded onx/xx/xxxx with xx.
xxxx city taxes (xst installment) were paid off in the amount of $xxx.xx on xx/xx/xxxx.
xxxx city taxes (xnd installment) were paid off in the amount of $xx.xx on xx/xx/xxxx.
xxxx utilities taxes (xst) installment are due on xx/xx/xxxx in the amount of $xxx.xx.
No prior years delinquent taxes have been found pending.	Review of the pay history as of xx/xx/xxxx reflects the borrower is delinquent for x months and next due payment was for xx/xx/xxxx. The last payment of $xxx.xx was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is being reflected in payment history in the amount of $xx,xxx.xx.
The borrower has been making payments as per modification interest rate and terms.	Collections Comments:According to the latest xx months of servicing comments, the subject loan is currently in Bankruptcy. The reason for default cited was borrower illness and unable to work from xx/xx/xxxx to xx/xx/xxxx.
Review of the pay history as of xx/xx/xxxx reflects the borrower is delinquent for x months and next due payment was for xx/xx/xxxx. The last payment of $xxx.xx was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx.  The unpaid principal balance is being reflected in payment history in the amount of $xx,xxx.xx.
There is evidence of a prior foreclosure.  the sale scheduled for xx/xxxxxx was canceled due to bankruptcy. The instruction to close and bill was given on xx/xx/xxxx.  The borrower filed chapter xx casexx on xx/xx/xxxx.  The loan was approved for Alt Mod, on xx/xx/xxxx the trial was completed.  Commentary dated xx/xx/xxxx reflects the borrower confirmed receipt of the final documents.  On xx/xx/xxxx the borrowers bankruptcy attorney stated were delayed due to requiring approval from the courts.  On xx/xx/xxxx the executed documents were received and on xx/xx/xxxx the process was finalized
The modified loan became delinquent again.  On xx/xx/xxxx the first modified payment was missed.  Last contact with the borrower was made on xx/xx/xxxx, the borrower confirmed intent to keep the property.
There is no evidence of property damage; the most recent property inspection was made on xx/xx/xxxx.
Available latest BPO report dated xx/xx/xxxx also shows the subject property is occupied by owner with average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed chapter xx case# xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The voluntary petition was filed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with claim amount of $xx,xxx.xx and arrearage of $x,xxx.xx.
The objection to confirmation chapter xx plan was filed on xx/xx/xxxx due to Creditor, objects to debtors proposal to treat the mortgage as a total debt when the debt is a continuing claim that does not mature until xx.
That Debtors Chapter xx Plan appears under funded and infeasible, to pay the monthly mortgage payment and cure the pre-petition arrearage within a reasonable length of time.
The order approving modification of confirmation plan was filed on xx/xx/xxxx. According to chapter xx plan the debtor shall pay to the trustee the sum of $xxx.xx per month for xx.
The notice of mortgage payment change has been filed on xx/xx/xxxx.	The loan modification agreement was made between xx (borrower) and xx (lender) on xx/xx/xxxx with the new modified principal balance of $xx,xxx.xx with fixed interest rate of x.xxx%. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning from xx till the maturity date of xx/xx/xxxx.	Missing Required State Disclosures	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance risk indicator is Moderate due to loan is failing for TILa foreclosure rescission finance charge test.
Loan date is $24,898.29 comparison date is $24,961.93 and variance is  -$63.64."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is $24,961.93. The disclosed finance charge of $24,898.29 is not considered accurate for purposes of rescission because it is understated by more than $35.."
* Missing Required State Disclosures (Lvl 2)     "Following (MI) state disclosures are missing from the loan file.
MI Borrower's Bill of Rights
																																																																																								Choice of Insurance Agent"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49271970	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Cash Out	74.000%	74.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	581	Not Applicable	38.163%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated xx
The chain of assignment is not completed as there is no single assignment is available in the updated title report; however, the recent assigned should be with "xx"
No active judgments or liens found.
xxxx year annual combined taxes of $xxx.xx were paid off on xx/xx/xxxx.	The review of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for +xxx days and the next due date of payment is xx/xx/xxxx. The last payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is mentioned in the updated payment history is in the amount of $xxx,xxx.xx. Borrower is currently making payments according to the terms of loan modification agreement which was made on xx/xx/xxxx.
Collections Comments:The subject loan is currently in loss mitigation and borrower has completed trial period plan by paying all x TPP. xst paid xx/xx/xxxx credited for xx/xx/xxxx; xnd paid xx/xx/xxxx credited for xx/xx/xxxx; xrd paid xx/xx/xxxx credited for xx/xx/xxxx. Modification of the loan is currently in pipeline.
The review of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for +xxx days and the next due date of payment is xx/xx/xxxx. The last payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is mentioned in the updated payment history is in the amount of $xxx,xxx.xx. Borrower is currently making payments according to the terms of loan modification agreement which was made on xx/xx/xxxx.
Reason for default is illness of primary mortgagor and reduction in income.
There is no information found in the PACER regarding filing of Bankruptcy.
As per latest BPO (xx) dated xx/xx/xxxx, the subject property is occupied by owner and it appears to be well maintained with no observed deferred maintenance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made on xx/xx/xxxx with the new modified principal balance of $xxx,xxx.xx and borrower promises to pay this balance through new fixed interest rate of x.xxx% with monthly payments (P&I) of $xxx.xx which begins from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
The loan was modified earlier also on xx/xx/xxxx.	Final Truth in Lending Discl. Missing Required State Disclosures	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is "Moderate" due to TILA APR Test fail and GSE (Fannie Mae and Freddie Mac public guidelines) Points and Fees Test fail."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA APR test due to APR we considered as 0.000% as final TIL is missing from the loan file.
2. This loan failed the predatory lending guidance test due to the loan failed the allowable points and fees test.
3. This loan failed the points and fees test as the points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000.
GSE (Fannie Mae public guidelines) Points and Fees Test: FAIL     Loan data:  $6,486.50      Comparison date: $4,865.50       Variance: +$1,621.00"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state (LA) disclosures are missing from the loan file:

1. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2. Anti-Tying Disclosure
																																																																																								3. Financial Institution Choice of Insurance Disclosure"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31297207	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	580	Not Applicable	20.807%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of updated title report dated xx/xx/xxxx, shows the subject mortgage was originated on cc
Chain of assignment is complete as current assignee is xx.
Annual estimated tax is x,xxx.xx. No prior year delinquent taxes are found.
There is a junior mortgae in the amount of $x,xxx.xx recorded on xx/xx/xxxx with CitiFinancial Services, Inc.
No active judgments or liens are found.	Payment history as of xx/xx/xxxx shows borrower is delinquent for more than xxx days. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $xxx.xx, with the interest rate of x.xxx%. Last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for due date xx/xx/xxxx. Borrower made last payment as per trial MOD located at "xx". As per the BPO report dated xx/xx/xxxx the As Is value of the property is $xxx,xxx.xx for estimated sale price and $xxx,xxx for recommended list price.	Collections Comments:Review of loan file confirms borrower is delinquent for more than xxx days. The UPB stated in the payment history is $xxx,xxx.xx. The deferred balance is $xx,xxx.xx. Current P&I is $xxx.xx, with the interest rate of x.xxx%. Last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for due date xx/xx/xxxx.
As per review of the servicing comments, the foreclosure was initiated with care # xx in xxxx  with payment $xxxx.xx and the file was referred to an attorney on xx/xx/xxxx. No detailed information on foreclosure is found in collection comment.
No evidence of post closing BK is found.
Comment dated xx/xx/xxxx states borrower wants to keep the property.
As per the BPO report dated xx/xx/xxxx the As Is value of the property is xx for estimated sale price and xx for recommended list price. BPO report states Subject property is well maintained home in the area of similar homes.
Foreclosure Comments:As per review of the servicing comments, the foreclosure was initiated with care # xx in xxxx  with payment $xxxx.xx and the file was referred to an attorney on xx/xx/xxxx. No detailed information on foreclosure is found in collection comment.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the Lender xx and the borrower xx on xx/xx/xxxx. As per the modified term ,the new principal balance is xx, including deferred balance of $xxxxx.xx.The borrower promises to pay $xxx.xx monthly with the modified interest rate x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx	Missing Required State Disclosures	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "The disclosed annual percentage rate (APR) of 7.974% is considered accurate because it is not more than 1/8 of 1 percentage point above or below the APR of 5.559% as determined in accordance with the actuarial method; or The disclosed APR results from the disclosed finance charge, and the disclosed finance charge is considered accurate. The points and fees charged to the borrower do not exceed the greater of 5% of the mortgage amount or $1,000."	* ComplianceEase State Regulations Test Failed (Lvl 2) "CE fail for State Regulations Restricted Fees.
Prohibited Fees Test-
Loan data $1275.00, comparison data $0.00 hence variance $1275.00"
* Missing Required State Disclosures (Lvl 2)     "Below state disclosures are missing from the loan file.
																																																																																								1. Unacceptability of Insurance Notice."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14025972	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	?	?????.?	??/??/????	Unavailable	Not Applicable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Refinance	92.075%	92.075%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	85.958%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.x	xxxxxx.xx	x.xxx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx/xx/xxxx shows the subject mortgage was originated xx
The chain of assignment is complete as the subject mortgage is currently with xx.
 As per updated title report dated xx/xx/xxxx , there is Certificate of Tax Sale issued against property for the delinquent taxes of xxxx (xx) in the amount of $xxxx.xx in favor of xx which was recorded on xx/xx/xxxx. however, ProTitle is confirmed in there report that the certificate was redeemed on xx/xx/xxxx.
There are combined taxes for the year of xxxx, xrd & xth installment was paid in the total amount of $xxxx.xx and combined taxes for the year of xxxx, xst installment is paid in the amount of $xxxx.xx.
There is combined taxes for the year of xxxx, xnd installment is due on xx/xx/xxxx in the amount of $xxxx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history as of xx/xx/xxxx, the borrower is delinquent more than xxx days. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx which was applied to xx/xx/xxxx. The next due date is xx/xx/xxxx. As per payment history, the current UPB is being reflected the amount of $xxx,xxx.xx.
Collections Comments:Available servicing comment and documents in file reveal that foreclosure was initialed in loan by filing referral xx/xx/xxxx by attorney. As per servicing comment dated on xx/xx/xxxx FC process currently was put on hold due to loss mitigation and the loan was modified on xx/xx/xxxx. No further details are available.
As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx which was applied to xx/xx/xxxx. The next due date is xx/xx/xxxx. As per payment history, the current UPB is being reflected the amount of $xxx,xxx.xx.
As per PACER, bankruptcy was not initiated on the loan.
The reason for default is excessive obligation.
As per latest BPO dated on xx/xx/xxxx, subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:Available servicing comment and documents in file reveal that foreclosure was initialed in loan by filing referral xx/xx/xxxx by attorney. As per servicing comment dated on xx/xx/xxxx FC process currently was put on hold due to loss mitigation and the loan was modified on xx/xx/xxxx. No further details are available.
Bankruptcy Comments:Not Applicable	This loan modification was done on xx/xx/xxxx between the xx (Borrower) & xx (Lender). The amortization type is fixed and new unpaid Principal balance is xx and lender defer in the amount of $xxx,xxx.xx. As per modification agreement interest bearing amount is $xxx,xxx.xx and modification original rate is x.xxx % and Monthly P&I is $x,xxx.xx. The modification payment start date is xx/xx/xxxx and new maturity date is xx/xx/xxxx.

Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The CE risk indicator is Elevated as the loan is failing Qualified Mortgage DTI Threshold Finding. The borrower has total monthly income of $10,000.00 and total expenses are in the amount of $8,595.77 hence DTI becomes 85.95% which exceeds 43% threshold. However Underwriting transmittal is available in loan files which states the subject loan is originated as HARP, so it can qualifies as temporary safe harbor."
* DTI > 60% (Lvl 2)     "The borrower has total monthly income of $10,000.00 and total expenses are in the amount of $8,595.77 hence DTI becomes 85.95% which exceeds 60%. This is HARP loan"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "As per appraisal report original appraised value is xx and value used by lender for LTV is xx. Hence, LTV is greater than 80.00%. To coverage the loan MI certificate is required. however, MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at NJ state.
Following state disclosure is missing from the loan file:-
1) Unacceptability of Insurance Notice.
2) Tax Bill Information.
3) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
4) Choice of Insurer Disclosure."
																																																																																								* Qualified Mortgage DTI Lending Policies limits the loan to 43% - This loan failed the qualified (Lvl 2) "This loan is failing Qualified Mortgage DTI Threshold Finding. The borrower has total monthly income of $10,000.00 and total expenses are in the amount of $8,595.77 hence DTI becomes 85.95% which exceeds 43% threshold. However Underwriting transmittal is available in loan files which states the subject loan is originated as HARP, so it can qualifies as temporary safe harbor."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75429008	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Second	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	?	No	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	86.763%	86.763%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	40.818%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated xx
The chain of assignment is complete. The latest assignment of mortgage is with xx and it was recorded on xx/xx/xxxx.
There is a senior mortgage against the subject property in favor of xx. in the amount of $xx,xxx.xx and it was recorded on xx/xx/xxxx.
No active judgments or liens have been found pending.
Annual taxes are in the amount of $x,xxx.xx.
No prior delinquent taxes have been found pending.	Provided payment history as of xx/xx/xxxx, reveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxx. The borrower is not making regular payments as per note P&I. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xxx.xx.	Collections Comments:Loan is in active bankruptcy. Provided servicing comments dated from xx/xx/xxxx to xx/xx/xxxx reveal that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxx. The borrower is not making regular payments as per note P&I. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xxx.xx.
The servicing comments and latest BPO report dated xx/xx/xxxx state that the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower is not making regular payments as per note P&I. The loan was not yet modified since origination.
No information regarding foreclosure was found in the loan file.
The borrower has filed bankruptcy under chapter xx plan with case #xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower has filed bankruptcy under chapter xx plan with case # xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx.
According to the amended chapter xx plan the debtor shall pay to the trustee the sum of amount of $xxx.xx per month for xx months. The debtor has already paid $x,xxx.xx and the total base plan is $xx,xxx.xx. The estimated amount of arrearage to be paid for the collateral is $xxx.xx.	Not Applicable	Origination Appraisal	xx	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file. However, the appraised value is updated from 1008."
* Missing Required Disclosures (Lvl 2)     "List of Service provider disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by all the borrowers."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96535494	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	?	?????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	72.651%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of the updated title reflects that the subject mortgage was originated on xx
The chain of assignment is complete as the current assignee is xx.
There is one judgment for $xxxx.xx recorded on xx/xx/xxxx with xx
The annual estimated taxes are $xx,xxx.xx.
No prior year delinquent taxes are found.	Review of the pay history reflects that the borrower is more than xxx days past due.
The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and was applied to x/x/xx.  The next payment due is x/x/xx
The UPB is $xxx,xxx.xx
Borrower made last payments as per Note terms.	Collections Comments:Review of the pay history reflects that the borrower is more than xxx days past due.
The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and was applied to x/x/xx. The next payment due is x/x/xx. The UPB is $xxx,xxx.xx.
Borrower made last payments as per Note terms.
In the loan file there is an unexecuted loan modification between the borrower and xx made on xx/xx/xxxx. The new UPB is $xxx,xxx.xx, with a deferred amount of $xx,xxx.xx and an interest bearing amount of $xxx,xxx.xx.
Comments reflect since x/xx/xx there has been no contact with the borrower.  Not clear if any letters were sent out when telephone contact failed.  Per the BPO of xx/xx/xx property is vacant but comments do not reflect this status.
File was referred to foreclosure and then placed on hold.  Comments state that a sale date had been set but did not give a date.
Borrower filed Chapter xx on x/xx/xx and current status is awaiting trustee's report
Per Chapter xx Plan borrower is to pay trustee $xxxx per month for xx months
Per the latest exterior BPO dated xx/xx/xx the property is vacant. The property appears to be secure and the lawn is not maintained but there are no visible signs that repairs are needed. Estimated repair cost is $x.xx

Foreclosure Comments:File was referred to foreclosure on xx/xx/xx and a sale date was set when borrower filed bankruptcy.
Borrower filed Chapter xx on x/xx/xx and current status is awaiting trustee's report
Per Chapter xx Plan borrower is to pay trustee $xxxx per month for xx months
Bankruptcy Comments:Borrower filed Bankruptcy chapter xx case # xx on x/xx/xx and current status is awaiting trustee's report.
As per chapter xx Plan borrower was to pay trustee $xxxx per month for xx months.
POC was filled on xx/xx/xxxx with POC amount $xxx,xxx.xx and arrearage amount $xx,xxx.xx.	In the loan file there is an unexecuted loan modification between the borrower and xx made on xx/xx/xxxx. The new UPB is $xxx,xxx.xx, with a deferred amount of $xx,xxx.xx and an interest bearing amount of $xxx,xxx.xx.
The new payment will start from x/x/xx with a P&I of $xxx.xx. The new maturity date is x/x/xx. The interest rate will be a fixed x.xx%	HUD-x Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD is missing from the loan file. There is only the signature page of the HUD located at "xx" in the file."	* DTI > 60% (Lvl 2) "After entering the data provided by the application the DTI is greater than 60%"
* Missing Appraisal (Lvl 2)     "The appraisal is missing from the loan file.  Only first page of the appraisal is located at "xx" in the loan file but the 2nd and other pages which reflects the appraisal amount was not found."
* Missing Required Disclosures (Lvl 2)     "Below mentioned state disclosures are missing from the loan file.
1. NJ Attorney Disclosure
2. Tax Bill Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The date on the ROR was typed in, not hand dated by borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11266987	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	85.000%	85.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete. The latest assignment of mortgage is with xx
x) There is an senior mortgage against the subject property in favor of xx. However, the senior mortgage was subordinated to the lower lien position through the subordinate agreement recorded on xx/xx/xxxx.
 x) Civil Judgment against Leticia Ibarra in favor of xx in the amount of $x,xxx.xx and it was recorded on xx/xx/xxxx.
Annual taxes are in the amount of $x,xxx.xx.
xxxx xst half county taxes are paid till xx/xx/xxxx in the amount of $xxx.xx.
xxxx xnd half county taxes are paid till xx/xx/xxxx in the amount of $xxx.xx.
No prior delinquent taxes have been found pending.	Provided payment history as of xx/xx/xxxx, reveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxx. The borrower is not making regular payments as per loan modification. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:
Foreclosure Comments:Available servicing comment in file reveal that the loan is in foreclosure which was filed in xxxx with the case#xx. foreclosure complaint filed on xx/xx/xxxx ,foreclosure was put on hold due to filed bankruptcy on xx/xx/xxxx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with casexx on xx/xx/xxxx and plan later was confirmed on xx/xx/xxxx. As per Amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the Trustee the sum of $x,xxx.xx per month for a period of xx months and then $x,xxx.xx per month for xx months. The lender also filed POC dated xx/xx/xxxx and POC amount is $xxx,xxx.xx. Arrearage is in the amount of $x,xxx.xx. No further details are available.

The loan modification agreement was made between xx and xx xx/xx/xxxx. The first modified payment is still due for xx/xx/xxxx and the new maturity date will be xx/xx/xxxx.The new Modified Unpaid Principal Balance is $xxx,xxx.xx.The modification rate would be x.xxx% and modified P&I is $xxx.xx.

Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, there is neither estimated Hud-1 nor itemization available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State and the IN state requires total 3 disclosures which are missing from the loan file.
1)Hazard Insurance Disclosure
2)Federal Consumer Credit Protection Act Disclosure
3)Insurance Freedom of Choice Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69182265	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	39.768%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.x	Not Applicable	x%	xxx.xx	xx/xx/xxxx	Lower Interest Rate	As per the review of updated title report dated xx/xx/xxxx, the loan was originated xx. The chain of assignment is missing. There is one active municipal lien found against borrower in the amount of $xxx.xx in the favor of “xx” which was recorded on xx/xx/xxxx, but by the original document we can not confirm that it is municipal lien or not. Property taxes of the year xxxx-xx are paid in the amount of $xxx.xx. Prior years taxes are not delinquent.	As per the review of latest payment history dated xx/xx/xxxx borrower has been delinquent for more than xxx days and not making regular payment. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx payment. The current unpaid principal balance is $xx,xxx.xx. Current P&I is $xxx.xx and current interest rate is x.xx%. The loan has never been modified.	Collections Comments:As per the review of latest collection comments borrower has been delinquent for more than xxx days.
As per the review of latest payment history dated xx/xx/xxxx borrower has been delinquent for more than xxx days and not making regular payment. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx payment. The current unpaid principal balance is $xx,xxx.xx. Current P&I is $xxx.xx and current interest rate is x.xx%. The loan has never been modified.
Foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy.
As per the available collection comments property is in fair condition, however latest exterior BPO dated xx/xx/xxxx reveals that property is damaged and estimated repair value is $xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement made on xx/xx/xxxx between “xx” (Borrower ) and xx (Lender). The new modified unpaid principal balance is $xx,xxx.xx. New interest rate is x.xx% and new P&I is $xxx.xx. The first payment begun on xx/xx/xxxx and xx/xx/xxxx will be new maturity date. The modification further taken x steps.	Missing Required State Disclosures Notice of Servicing Transfer	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD 1 is not signed by borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Compliance Ease risk is "Elevated" due to GSE failed for point and fee test."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is in Maryland state and in this MD state 7 disclosures are required, however all disclosures are missing from loan file as follows.
1)Affidavit of Consideration
2)Affidavit of Disbursement
3)First Time Buyers Affidavit
4)Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5)Balloon Payment
6)No Escrow Account
7)Mandatory Binding Arbitration Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is different from note date, as per the original note note date is xx/xx/2007, however final HUD 1 reflects settlement is xx/xx/2007."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88847202	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	89.452%	89.452%	Full Documentation	Yes	xx	xx	17.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	60.997%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx
The chain of the assignment has been completed. The last assignment is from xx
There is a civil judgment against the xx in the favor of xx which was recorded on xx/xx/xxxx. However, the amount of judgment is not provided.
Affidavit for the purpose of amending the deed of trust to include the name of the mortgagor, xx in the notary block was filed on xx/xx/xxxx.
 xxxx Combined annual taxes have been paid in the cumulative amount of $x,xxx.xx on xx/xx/xxxx. No prior years delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
The borrower has been making payment as per modification agreement dated xx/xx/xxxx with the interest rate of x.xxx% and the P&I of $xxx.xx.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
The borrower has been making payment as per modification agreement dated xx/xx/xxxx with the interest rate of x.xxx% and the P&I of $xxx.xx. The loan has been modified once since the origination.
The reason for default is not mentioned in the collection comment.
According to a review of the loan file, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. The sale was scheduled on xx/xx/xxxx. No further detail of foreclosure was found in the loan file.
Thereafter, the foreclosure was restarted in xxxx and was referred to an attorney on xx/xx/xxxx.The complaint was filed on xx/xx/xxxx. The notice for hearing on foreclosure was filed on xx/xx/xxxx. According to the notice of sale, the sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold because of the borrower had filed bankruptcy under Chapter xx with Case #xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.  The foreclosure was dismissed due to failure to prosecute.
The POC was filed on xx/xx/xxxx for the secured claim amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. Under Chapter xx  plan, the debtor shall pay to the trustee the sum of $x,xxx.xx per month for xx months. Total plan payment is in the amount of $xxx,xxx.xx.
As per the voluntary petition, the unsecured portion of the claim is in the amount of $xx,xxx.xx.
According to order on trustee’s motion to modify the plan which was filed on xx/xx/xxxx, the plan payment will increase to $x,xxx.xx per month effective from November xxxx. The base amount to be paid into the plan to be increased to the greater of $xxx,xxx.xx.
The motion for relief from stay was filed on xx/xx/xxxx. The city of Concord respectfully requests that the Court issue an order lifting the automatic stay to permit the city to proceed with the pending the eminent domain action against the debtor and for such other relief as the court shall deem just and proper.
Notice of mortgage payment change was filed on xx/xx/xxxx. The new mortgage payment was in the amount of $x,xxx.xx which was due from xx/xx/xxxx.
According to inspection report dated xx/xx/xxxx, the subject property is owner occupied and is in average condition. As-Is list price is quoted as $xxx,xxx.xx. No damage has been reported to the subject property.

Foreclosure Comments:According to a review of the loan file, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. The sale was scheduled on xx/xx/xxxx. No further detail of foreclosure was found in the loan file.
Thereafter, the foreclosure was restarted in xxxx and was referred to an attorney on xx/xx/xxxx.The complaint was filed on xx/xx/xxxx. The notice for hearing on foreclosure was filed on xx/xx/xxxx. According to the notice of sale, the sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold because of the borrower had filed bankruptcy under Chapter xx with Case #xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.  The foreclosure was dismissed due to failure to prosecute.

Bankruptcy Comments:The borrower had filed bankruptcy under Chapter xx with Case #xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.  The POC was filed on xx/xx/xxxx for the secured claim amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx.
Under Chapter xx  plan, the debtor shall pay to the trustee the sum of $x,xxx.xx per month for xx months  Total of plan payment is $xxx,xxx.xx.
As per the voluntary petition, the unsecured portion of the claim is in the amount of $xx,xxx.xx.
According to order on trustee’s motion to modify the plan which was filed on xx/xx/xxxx, the plan payment will increase to $x,xxx.xx per month effective from November xxxx. The base amount to be paid into the plan to be increased to the greater of $xxx,xxx.xx.
The motion for relief from stay was filed on xx/xx/xxxx. The city of Concord respectfully requests that the Court issue an order lifting the automatic stay to permit the city to proceed with the pending the eminent domain action against the debtor and for such other relief as the court shall deem just and proper.
Notice of mortgage payment change was filed on xx/xx/xxxx. The new mortgage payment was in the amount of $x,xxx.xx which was due from xx/xx/xxxx.
This modification agreement was made between the lender, xx, and the xx on xx/xx/xxxx.
As per the modified term, the new principal balance is $xxx,xxx.xx. Borrower promises to pay $xxx.xx  monthly with the modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.
The loan doesn't contain a balloon provision.	Affiliated Business Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate as the loan is Failing for NC State Regulation Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan is Failing for NC State Regulation Test.

Borrower has been charged Loan Discount Fees $5,622 however Bona Fide Disclousre is missing confirming the undiscounted rate."
* DTI > 60% (Lvl 2)     "According to final loan application, the total monthly income of the borrower is in the amount of $3,045.00 and the total monthly expenses are $1,857.37. Hence, DTI exceeds 60%."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC State. The following state disclosures are missing from the loan file:
1]Amortization Schedule Disclosure.
2]Credit Property Insurance Disclosure.
3]Fee Agreement.
4]Priority of Security Instrument Disclosure.
5]Attorney Selection Disclosure."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96367069	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Other	?	????.??	??/??/????	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	Yes	xx	????.??	????.??	?.???%	360	xx	xx	Conventional	ARM	Purchase	79.996%	79.996%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	44.832%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. the chain of assignment is incomplete as the assignment of mortgage is currently with xx".
There is an  active junior mortgage in the updated report in the amount of xx. xxxx year annual County property tax was paid on xx/xx/xxxx in the amount of $ x,xxx.xx.
There are Some active judgments and liens against subject property which are as follow:
x. There is a active Water/Sewer lien against subject property in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of
"xx".
x. There is a active Water/Sewer lien against subject property in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of
"xx".
x. There is a active Water/Sewer lien against subject property in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of
"xx".
x. There is a active Water/Sewer lien against subject property in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of
"xx".
x. There is a active Water/Sewer lien against subject property in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of
"xx".
x. There is active judgment against Subject borrower in the mount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of
"xx".
x. There is active judgment against Subject borrower in the mount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of
"xx".
x. There is a active Water/Sewer lien against subject property in the amount of $xxx.xx which was recorded on xx/xx/xxxx in the favor of
"xx"
x. There is active junior civil judgment against subject borrower in the amount of $xxxx.xx in the favor of "xx" which was recorded on xx/xx/xxxx.
xx. There is active junior civil judgment against subject borrower in the amount of $xxxx.xx in the favor of "xx" which was recorded on xx/xx/xxxx.	Review of updated payment history states that the subject loan is currently in delinquency for +xxx days and the next payment due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. Borrower is currently making payments according to Modification term.	Collections Comments:Review of the collection comments from xx/xx/xxxx to xx/xx/xxxx state that the subject loan is currently in delinquency for +xxx days and the next payment due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. Borrower is currently making payments according to Modification term. Loan modification agreement was made between the borrower and lender on xx/xx/xxxx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount of $xxx.xx which will be change periodically beginning on xx/xx/xxxx. The new principal balance is $xxx,xxx.xx. Lender has agreed to Deferred amount of $xx,xxx.xx from the unpaid principal balance. The interest bearing amount is $xxx,xxx.xx and the maturity date is xx/xx/xxxx. Reason for Modification is Financial Hardship. Borrower has filed Bankruptcy under chapter-x on xx/xx/xxxx with the case# xx/xx/xxxx. Statement of Intent was filed on xx/xx/xxxx stating debtor intent to retain subject property and will continue to make regular payments.Order Discharging Debtor was filed on xx/xx/xxxx. POC was not filed . Foreclosure was initiated and referred to attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx. Some forbearance plan were provided to the borrower and borrower had made trail payments. As per collection comment dated For Loan modification document need to be reviews and FC was place on hold for xx days to allow for review. And as per collection comment dated xx/xx/xxxx state that Forbearance plan was set up. However there is no more information to know the current status of foreclosure. As per latest BPO dated xx/xx/xxxx state that the subject property is occupied by the subject borrower and in average condition however no need to repair.
Foreclosure Comments:Review of the collection comment xx/xx/xxxx to xx/xx/xxxx state that the foreclosure was initiated and referred to attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx. Some forbearance plan were provided to the borrower and borrower had made trail payments. As per collection comment dated For Loan modification document need to be reviews  and FC was place on hold for xx days to allow for review. And as per collection comment dated xx/xx/xxxx state that Forbearance plan was set up. However there is no more information to know the current status of foreclosure.
Bankruptcy Comments:Borrower has filed Bankruptcy under chapter-x on xx/xx/xxxx with the case# xx/xx/xxxx. Statement of Intent was filed on xx/xx/xxxx stating debtor intent to retain subject property and will continue to make regular payments.Order Discharging Debtor was filed on xx/xx/xxxx. POC was not filed .	Loan modification agreement was made between the borrower and lender on xx/xx/xxxx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount of $xxx.xx which will be change periodically beginning on xx/xx/xxxx. The new principal balance is xx Lender has agreed to Deferred amount of $xx,xxx.xx from the unpaid principal balance. The interest bearing amount is $xxx,xxx.xx and the maturity date is xx/xx/xxxx. Reason for Modification is Financial Hardship.	Document Showing a Index Numerical Value	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is " Moderate" due to Prepayment Term Test fail."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulation Test Fail due to Prepayment Term Test:.
Prepayment Term Test shows Loan Data: 12 Month, Comparison Data: 0 Month, Variance: 12 Months."
																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file"		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80145263	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Other	?	?	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	?	No	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	91.967%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
Chain of assignment is break between "xx " to "xx.".
There are four Active Judgments and Liens pending against the borrower.
x) There is a Utility lien (Gas Service Claim) open against the borrower in the favor of “xx” in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
x) There is a Water/Sewer lien open against the borrower in the favor of “xx” in the amount of $xxx.xx which was recorded on xx/xx/xxxx.
x) There are multiple Civil Judgments against the borrower in the total amount of $xx,xxx.xx which were recorded on xx/xx/xxxx.
x) There is an IRS lien against the borrower of “xx” in the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx.
The annual taxes for year xxxx & xxxx are exempted. No delinquent taxes have been found for the prior year.	The Payment History dated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx.
The current unpaid principal balance is in the amount of $xx,xxx.xx.
The loan has never been modified since origination.	Collections Comments:The comment history dated xx/xx/xxxx reveal that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx.
The current unpaid principal balance is in the amount of $xx,xxx.xx.
The loan has never been modified since origination.
As per review of Loan File and Collection Comments, the foreclosure was initiated in xxxx and referred to attorney on xx/xx/xxxx and a sale had been scheduled for xx/xx/xxxx. After that borrower filed the bankruptcy and foreclosure was put on hold. The bankruptcy was filed on xx/xx/xxxx with the case #xx under chapter xx. There is no further proof that the sale date has been rescheduled or not.
The borrower had filed Bankruptcy under the chapter xx Case #xx on xx/xx/xxxx. The lender had filed POC dated xx/xx/xxxx and total claim amount was $xx,xxx.xx and Arrearage was in the amount of $xx,xxx.xx. Motion for relief from stay was filed on xx/xx/xxxx. According to Schedule D of voluntary petition dated xx/xx/xxxx, loan has been determine to have an unsecured debt in the amount of $x,xxx.xx.
As per Chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the Trustee the sum of $x,xxx.xx per month for a period of xx months.
As per collection comments and the latest BPO dated xx/xx/xxxx, subject property is occupied by owner and no damage has been found on the subject property. Therefore, no repairs are required.
Foreclosure Comments:As per review of Loan File and Collection Comments, the foreclosure was initiated in xxxx and referred to attorney on xx/xx/xxxx and a sale had been scheduled for xx/xx/xxxx. After that borrower filed the bankruptcy and foreclosure was put on hold. The bankruptcy was filed on xx/xx/xxxx with the case #xx under chapter xx. There is no further proof that the sale date has been rescheduled or not.
Bankruptcy Comments:The borrower had filed Bankruptcy under the chapter xx Case #xx on xx/xx/xxxx. The lender had filed POC dated xx/xx/xxxx and total claim amount was $xx,xxx.xx and Arrearage was in the amount of $xx,xxx.xx. Motion for relief from stay was filed on xx/xx/xxxx. According to Schedule D of voluntary petition dated xx/xx/xxxx, loan has been determine to have an unsecured debt in the amount of $x,xxx.xx.
As per Chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the Trustee the sum of $x,xxx.xx per month for a period of xx months. Certification of default was filed by Lender on xx/xx/xxxx, which was objected to by debtor. A hearing is scheduled for xx/xx/xxxx regarding this issue.	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "According to Final 1003, borrowers income is in the amount of $9,378.11 and total expenses of borrower are $8,624.72. Therefore, DTI exceeds 60%."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63465255	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	?	No	xx	Not Applicable	????.??	?.??%	180	xx	xx	Conventional	Fixed	Refinance	57.203%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx/xx/xxxx	xxxxx.xx	Not Applicable	x.xx%	xxx.xx	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated xx
The chain of the assignment has been completed. The latest assignment is from, xx
There is a junior mortgage in the amount of $xx,xxx.xx recorded on xx/xx/xxxx with xx.
There is a civil judgment in the favor of xx in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
There is a civil judgment in the favor of xx, in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
There is a civil judgment in the favor of xx in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
There is a civil judgment in the favor of xx in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxxx city taxes xst installment has been paid in the amount of $xxx.xx which was due on xx/xx/xxxx.
xxxx city taxes xnd installment has been paid in the amount of $xxx.xx which was due on xx/xx/xxxx.
xxxx city taxes xrd installment has been paid in the amount of $xxx.xx which was due on xx/xx/xxxx.
xxxx city taxes xth installment is due in the amount of $xxx.xx which is due on xx/xx/xxxx.
No prior year of delinquent taxes has been found.	As per the review of payment history, the borrower is currently delinquent for more than xxx days and the next due payment is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxxxx.xx and PITI is $xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in an active bankruptcy and the next due payment is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxxxx.xx and PITI is $xxx.xx.
Unable to determine the reason for default and the intention of the borrower.
The borrower has been making the payment as per modification. The loan modification agreement was made between (borrower) xx and (Lender) xx, on xx/xx/xxxx.
The borrower promises to pay the new UPB in the amount of $xxxxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx. This modification has no provision for the balloon payment.
No information pertaining to foreclosure has been found.
The borrower had filed bankruptcy under Chapter xx with the Case # xxon xx/xx/xxxx.The plan was confirmed on xx/xx/xxxx. The date of the last filing is xx/xx/xxxx. As per chapter xx confirmed plan, the Debtor shall pay to the trustee the sum of $xxx per month for a period of xx months. The POC was filed by the creditor on xx/xx/xxxx with the claim amount of $xx,xxx.xx and the arrearage amount is $xx,xxx.xx.
The death certificate located at xx shows that the Arthur Leo Mulligan was deceased on xx/xx/xxxx.
As per latest BPO report dated xx/xx/xxxx located at xx, the subject property has been occupied by the owner. The subject property is in a well-maintained condition. No damage has been found in the comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under Chapter xx with the Case # xxon xx/xx/xxxx.The plan was confirmed on xx/xx/xxxx. The date of the last filing is xx/xx/xxxx. As per chapter xx confirmed plan, the Debtor shall pay to the trustee the sum of $xxx per month for a period of xx months. The POC was filed by the creditor on xx/xx/xxxx with the claim amount of $xx,xxx.xx and the arrearage amount is $xx,xxx.xx.	This loan modification agreement was made between (borrower) xx and (Lender) xx, on xx/xx/xxxx.
The borrower promises to pay the new UPB in the amount of $xxxxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx. This modification has no provision for the balloon payment.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Fianl HUD-1 is missing from the loan file along with itemization and estimated HUD-1."	* Application Missing (Lvl 2) "Final Application is missing from the loan file along with transmittal summary report."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MA state. The following state disclosure are missing from the loan file Lead-Based Paint Disclosure, Carbon Monoxide Alarms, MA Smoke Detector Certificate."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56280168	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	?	?	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	?	No	xx	Not Applicable	????.??	?%	180	xx	xx	Conventional	Fixed	Cash Out	75.145%	75.145%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	42.443%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.x	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx
The chain of assignment is incomplete, as there is assignment chain break from xx  to xx by xx. Currently, the mortgage assignment is with xx.
There IRS lien ad civil judgments against the subject borrower, these are as follows,
x) There are four IRS lien against xx in the favor of Internal Revenue Services and in the total amount of $xx,xxx.xx which were recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx.
x) There is an IRS lien against xx and xx in the favor of Internal Revenue Services and in the amount of $xxx,xxx.xx which was recorded on xx/xx/xxxx.
x) There are numerous judgments against xx and xx in the total amount of $xx,xxx.xx.
x) There are two hospital lien against xx and xx in the total amount of $xx,xxx.xx which were recorded on xx/xx/xxxx and xx/xx/xxxx.
No tax report found for recent taxes.	The Payment History dated as of xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for xx months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in active bankruptcy.
The Payment History dated as of xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for xx months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.
Borrower had filed bankruptcy under chapter xx with the case #xx on date xx/xx/xxxx and the plan was confirmed xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount $xxx,xxx.xx and an arrearage in the amount of $xx,xxx.xx. According to chapter xx plan dated xx/xx/xxxx, the debtor shall pay to trustee in the amount of $xxx.xx monthly for xx months.
Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure was referred to attorney which was completed on xx/xx/xxxx. Foreclosure complaint was filed on xx/xx/xxxx with case # xx and the lis pendens was filed on same day. Foreclosure judgment was entered on xx/xx/xxxx and sale was scheduled for xx/xx/xxxx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case #xx on date xx/xx/xxxx.
According to collection comments, no damages or repairs have been found.
The latest exterior BPO report dated xx/xx/xxxx, the subject property was occupied by owner and the property was in average condition. No damages or estimated repairs have been noted.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure was referred to attorney which was completed on xx/xx/xxxx. Foreclosure complaint was filed on xx/xx/xxxx with case # xx and the lis pendens was filed on same day. Foreclosure judgment was entered on xx/xx/xxxx and sale was scheduled for xx/xx/xxxx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case #xx on date xx/xx/xxxx.
Bankruptcy Comments:Borrower had filed bankruptcy under chapter xx with the case #xx on date xx/xx/xxxx and the plan was confirmed xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount $xxx,xxx.xx and an arrearage in the amount of $xx,xxx.xx. According to chapter xx plan dated xx/xx/xxxx, the debtor shall pay to trustee in the amount of $xxx.xx monthly for xx months.	The loan modification agreement was made between xx (borrowers) and xx (lender) on xx/xx/xxxx with the new modified Unpaid principal balance is $xx,xxx.xx. The interest bearing amount was $xx,xxx.xx with interest rate x.xxx% and the modified P&I was $xxx.xx. The first modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Available copy of HUD-1 is not signed by borrower. The same the copy of HUD-1 shows settlement date is xx/xx/2003 and note date is xx/xx/2003. However, this copy of HUD-1 is considered as final HUD-1."	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York state, however required state disclosure missing from loan file as follows.

1.Expiration of Lock-in or Commitment Period.
2.Lock-in Disclosure.
3.Commitment Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure missing/unexecuted is missing from loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "Available copy of HUD-1 shows settlement date is xx/xx/2003 which is later than the note date is xx/xx/2003."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25806992	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Second	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	89.899%	89.899%	Unavailable	No	Unavailable	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	635	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated xx
Chain of assignment is completed as the subject mortgage is with “xx” as a current assignee.
There is one Active Judgment and Lien pending against the borrower.
x) There is a municipal lien against the borrower of “xx” in the amount of $xxx.xx which was recorded on xx/xx/xxxx.
The xxxx year annual taxes have been paid in the amount of $x,xxx.xx. No prior year delinquent taxes have been found. The xxxx year taxes are due in the cumulative amount of $x,xxx.xx.	The Payment History dated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for more than x months. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx.
The current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:The collection comment dated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for more than x months. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx.
The current unpaid principal balance is in the amount of $xx,xxx.xx.
Foreclosure is not started by the lender yet.
Bankruptcy is not file by the borrower.
As per the collection comment xx/xx/xxxx property had a roof damage. Property needed repairs in the amount of $xxxx. No details were found regarding the insurance claim. Latest BPO report dated xx/xx/xxxx also reflect damage to the roof and estimated repair cost in the amount of $xxxx. Details regarding repairs are unavailable.
As per collection comments and the latest BPO dated xx/xx/xxxx, subject property is occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Mortgage Insurance	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan the file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is conventional loan and the LTV is 90%, therefore MI certificate is required. However, it is missing from loan file and the data is considered from Mortgage insurance screen print. (xx)"
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland state and the MD state requires total 4 disclosures. However all the disclosures are missing from loan file as:
1) Affidavit of Disbursement
2) Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
3) No Escrow Account
4) Mandatory Binding Arbitration Disclosures"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24801901	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	?	Yes	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Not Applicable	69.963%	First	Final policy	Not Applicable	xxxxx	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated xx
The chain of assignment has not been completed.  Currently the assignment is with xx
There is one junior mortgage against the subject property in the amount of xx.
One civil judgment against the borrower in the amount of $x,xxx.xx with xx
xxxx Annual combined taxes have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior years delinquent taxes have been found pending.	Review of payment history as of xx/xx/xxxx shows the borrower is delinquent for more than xx months and next payment due date was for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current UPB is being reflected in payment history in the amount of $xxx,xxx.xx.
The borrower has been making payments as per modification interest rate and terms.	Collections Comments:The loan is in collection and next payment due date was xx/xx/xxxx.
Review of payment history as of xx/xx/xxxx shows the borrower is delinquent for more than xx months and next payment due date was for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current UPB is being reflected in payment history in the amount of $xxx,xxx.xx.
The borrower has been making payments as per modification interest rate and terms.
No comments were located in comment history regarding current foreclosure.
The borrower had filed bankruptcy chapter xx case #xx on xx/xx/xxxx. The voluntary petition was filed on xx/xx/xxxx with the claim amount of $xxxxxx.xx and value of collateral is #xx; however, unsecured portion is $xxxx.xx due to there is second mortgage on subject property which was totally secured.
The POC was filed on xx/xx/xxxx with the claim amount of $xxx,xxx.xx and arrearage is $xx,xxx.xx.
As per confirmation chapter xx plan the debtor shall pay to the trustee the sum of $xxxx.xx monthly for xx months.
The motion for modify plan was filed on xx/xx/xxxx. The motion of trustee to dismiss case or to modify plan was filed on xx/xx/xxxx due to plan payments are currently in default. The order for dismiss case has been filed on xx/xx/xxxx and granted due to plan payments are in substantial default.
The case was dismissed on xx/xx/xxxx without confirmation chapter xx plan.
As per collection comments the subject property is occupied by owner with average condition and maintained.
No comments were located in comment history regarding damage and repairs to the subject property.
As per available property inspection report dated xx/xx/xxxx the subject property is occupied by owner with good condition and well maintained.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy chapter xx case #xx on xx/xx/xxxx. The voluntary petition was filed on xx/xx/xxxx with the claim amount of $xxxxxx.xx and value of collateral is #xx; however, unsecured portion is $xxxx.xx due to there is second mortgage on subject property which was totally secured.
The POC was filed on xx/xx/xxxx with the claim amount of $xxx,xxx.xx and arrearage is $xx,xxx.xx.
As per confirmation chapter xx plan the debtor shall pay to the trustee the sum of $xxxx.xx monthly for xx months.
The motion for modify plan was filed on xx/xx/xxxx. The motion of trustee to dismiss case or to modify plan was filed on xx/xx/xxxx due to plan payments are currently in default. The order for dismiss case has been filed on xx/xx/xxxx and granted due to plan payments are in substantial default.
The case was dismissed on xx/xx/xxxx without confirmation chapter xx plan..	The loan modification agreement was made between xx(borrower) and xx (lender) on xx/xx/xxxx with the new principal balance of $xxx,xxx.xx with step interest rate starting at x.xxx%
The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. The interest rate will change in x steps and ends with x.xxx%.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "Compliance risk indicator is Significant due to the loan is failing for NC SB 1149 High Cost Home Loan Prepayment Term Test, NC SB 1149 High Cost Home Loan DTI Presumption Test: and NC SB 1149 High Cost Home Loan Financing of Points and fees test Fees Test.

SOL to make any claim is 2 years and that the Note Date is xx/xx/2005."
* DTI > 60% (Lvl 2)     "As per final 1003 the total monthly income of borrower is $6000.00 and total monthly expenses are $4197.79. Hence DTI>60.00%"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "An affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is signed but not hand dated by borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21876624	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Other	xx	?	????.??	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	?	No	xx	Not Applicable	????	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	63.270%	63.270%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	59.367%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.x	xxxxx.xx	x.x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx states that the subject mortgage was originated xx
The chain of the assignment has been completed currently. The mortgage is with xx
Active judgments and liens found pending are as follows:
x.There is civil judgment lien on the subject property in the amount of $xxxx.xx which was recorded on xx/xx/xxxx and filed by xx
x. .There is another civil judgment lien on the subject property in the amount of $xxxx.xx which was recorded on xx/xx/xxxx and filed by xx
x. There is one senior mortgage in the amount of xx.
x. There are three HOA lien against the subject borrower in the total amount of $xxxx.xx and filed by the xx.
Annual county taxes have been paid in the amount of $xxxx.xx for the year xxxx.
Annual utilities taxes have been paid in the amount of $xxx.xx for the year xxxx.
Annual county taxes have been paid in the amount of $xxxx.xx for the year xxxx.
Annual county taxes have been paid in the amount of $xxxx.xx for the year xxxx. No delinquent taxes have been located for the prior year.

Review of the payment history provided from xx/xx/xxxx to xx/xx/xxxx reveals that borrower has been the delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx %. Borrower is currently making the payment according to the modification terms.

Collections Comments:Review as per servicing comments dated from xx/xx/xxxx to xx/xx/xxxx state that the borrower has not been delinquent currently and the payment is due from xx/xx/xxxx as the borrower is not paying the P&I regularly. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx. The payment history states that the current UPB is $xxx,xxx.xx. Borrower wants to keep the property.Therefore, he is looking for an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is occupied by the unknown party and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
Borrower had filed bankruptcy under Chapter-xx Case#xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. According to the order confirming chapter xx plan debtor (borrower) will pay to the U.S. Trustee the sum of $xxx.xx for xx months. Voluntary petition was filed on xx/xx/xxxx shows that the amount of secured claim is $xxx,xxx.xx and unsecured portion is $xxxxx.xx.
Motion for relief from automatic stay was filed on xx/xx/xxxx.
The POC was filed on xx/xx/xxxx with secured claim amount of $xxx,xxx.xx and the arrearage amount of $xx,xxx.xx.
Latest status of FC was on hold due to active bankruptcy.  Foreclosure was initiated in the loan and it is referred to the attorney on xx/xx/xxxx.
Due to active bankruptcy the foreclosure was put on hold.
No further information is available to understand the current status of foreclosure process.
Review of updated title report dated xx/xx/xxxx states that the subject mortgage was originated on xx/xx/xxxx with xx which was recorded on xx/xx/xxxx.
The chain of the assignment has been completed currently. The mortgage is with Wilmington savings fund society, FSB as trustee of upland mortgage loan trust. and was recorded on xx/xx/xxxx.
Active judgments and liens found pending are as follows:
x.There is civil judgment lien on the subject property in the amount of $xxxx.xx which was recorded on xx/xx/xxxx and filed by xx.
x. .There is another civil judgment lien on the subject property in the amount of $xxxx.xx which was recorded on xx/xx/xxxx and filed by xx
x. There is one senior mortgage in the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx and filed by xx.
x. There are three HOA lien against the subject borrower in the total amount of $xxxx.xx and filed by the xx.
Foreclosure Comments:Foreclosure was initiated in the loan and it is referred to the attorney on xx/xx/xxxx.
Due to active bankruptcy the foreclosure was put on hold.
No further information is available to understand the current status of foreclosure process.
Bankruptcy Comments:Borrower had filed bankruptcy under Chapter-xx Case#xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. According to the order confirming chapter xx plan debtor (borrower) will pay to the U.S. Trustee the sum of $xxx.xx for xx months. Voluntary petition was filed on xx/xx/xxxx shows that the amount of secured claim is $xxx,xxx.xx and unsecured portion is $xxxxx.xx.
Motion for relief from automatic stay was filed on xx/xx/xxxx.
The POC was filed on xx/xx/xxxx with secured claim amount of $xxx,xxx.xx and the arrearage amount of $xx,xxx.xx.
Latest status of FC was on hold due to active bankruptcy.

Loan modification agreement was made between the borrower and lender on xx/xx/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxxx.xx beginning from xx/xx/xxxx. The new principal balance is $xxx,xxx.xx. The maturity date is xx/xx/xxxx. Rate will be changed in x steps.
The deferred amount is $xxxxx.xx and the forgiven amount is $xxx.xx.
The balloon payment as per this modification document is $xx,xxx.xx.
Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MD State.
Following disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
3. Balloon Payment
4. No Escrow Account"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2502708	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	No	Not Applicable	First	?	????.??	??/??/????	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	73.939%	73.939%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	57.708%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	The review of Updated Title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment of mortgage has been complete. Currently, the assignment is from xx
There is one senior mortgage in the favor of xx. However, as per document located at (xx) the senior mortgage was subordinated on xx/xx/xxxx and the  subject mortgage is on first lien position.
There is one junior Mortgage against the property originated xx
There is one junior judgment against the borrower in the favor of xx in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
The xnd installment county taxes for the year xxxx-xx have been due in the amount of $xxx.xx which will due for xx/xx/xxxx.
No prior years of delinquent taxes have been found.
The review of payment history as of xx/xx/xxxx shows that the borrower is currently delinquent for xx months and the next due date is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx. The borrower is making as per Modification.	Collections Comments:The review of the comment history shows that the loan is in foreclosure the next due date is for xx/xx/xxxx. The last payment received date is unable to determine. Hence, values are updated as per tape data. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx. The P&I is $xxx.xx. The borrower is making as per Modification.
The reason for default is unable to determine.
The loan was modified, This modification agreement was made between Borrower xx and Servicer xx, . dated xx/xx/xxxx.The reason for modification is financial hardship.
As per the modified terms, new principal balance is xx. Borrower promises to pay $xxx.xx monthly with a modified interest rate x.xxx% beginning from xx/xx/xxxx with a maturity date xx/xx/xxxx. The interest bearing amount is $xxx,xxx.xx. There is no deferred balance and principal forgiven amount.
The foreclosure was initiated and referred to an attorney on xx/xx/xxxx.  The complaint was filed on xx/xx/xxxx. As per comment dated xx/xx/xxxx, the sale was scheduled for xx/xx/xxxx. However, further information is unable to determine. As per document located at (xx) the sale was published on xx/xx/xxxx.
The borrower had filed bankruptcy under Chapter xx with the case #xx. The case was converted to one under chapter x on xx/xx/xxxx. As per Amended Chapter xx plan the debtor shall pay the $xxx per month for a period of xx months. The motion for relief from stay was filed on xx/xx/xxxx. The debtor was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
The borrowers intention to keep the property.
As per Inspection report dated xx/xx/xxxx, the subject property is owner occupied and fair in condition.
No comment were indicating damages and repairs pertaining to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/xxxx.  The complaint was filed on xx/xx/xxxx. As per comment dated xx/xx/xxxx, the sale was scheduled for xx/xx/xxxx. However, further information is unable to determine. As per document located at (xx) the sale was published on xx/xx/xxxx.
Bankruptcy Comments:The borrower had filed bankruptcy under Chapter xx with the case #xx. The case was converted to one under chapter x on xx/xx/xxxx. As per Amended Chapter xx plan the debtor shall pay the $xxx per month for a period of xx months. The motion for relief from stay was filed on xx/xx/xxxx. The debtor was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	This modification agreement was made between Borrower xx and Servicerxx, N.A. dated xx/xx/xxxx.The reason for modification is financial hardship.
As per the modified terms, new principal balance is $xxx,xxx.xx. Borrower promises to pay $xxx.xx monthly with a modified interest rate x.xxx% beginning from xx/xx/xxxx. The maturity date will be xx/xx/xxxx. The interest bearing amount is $xxx,xxx.xx. There is no deferred balance and principal forgiven amount.
Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan data xx Comparison data xx Variance -$76.03"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The state required Disclosure is missing from the loan file listed as follows;
Cash-Out Refinance Disclosure
Property Insurance Disclosure
Colorado Notice to Cosigner
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18940021	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Loss Mitigation	Chapter 7	xx	?	Yes	xx	Not Applicable	????.?	?.???%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	54.413%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxxx	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. Chain of assignment is completed. Currently the subject mortgage is with xx.
The annual taxes have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
According to the updated title report there is an active judgment against borrower John Ross in favor of Multiple Plaintiffs which is prior to the subject mortgage.
The judgment was recorded on xx/xx/xxxx in the amount of $xx,xxx.xx and the mortgage was recorded on xx/xx/xxxx.
According to the updated title report there is state tax judgment against the borrower John Ross in the amount of $xx,xxx.xx in favor of multiple Plaintiffs which was recorded on xx/xx/xxxx.
Review of updated payment history shows that the subject loan is in delinquency for more than xxx days. The borrower is not making his monthly payments. The last payment was received date is not available. The next due date is xx/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The unpaid principal balance reflected as of the date is $xx,xxx.xx. Borrower is making the payment according to the mod made on xx/xx/xxxx.

Collections Comments:The subject loan is in delinquency for more than xxx days. The borrower is not making his monthly payments. The last payment was received date is not available. The next due date is xx/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The unpaid principal balance reflected as of the date is $xx,xxx.xx. . Borrower is making the payment according to the mod made on xx/xx/xxxx.
According to the modification a new principal balance is xx to a step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of  $xxx.xx which had begun from xx/xx/xxxx  with a new maturity date of xx/xx/xxxx. The rate changes in x steps ending at x.xx%.
The borrower had also given the promise to pay the deferred balance in the amount of $xxx,xxx.xx on the maturity date.  UPB that has been amortized is $xx,xxx.xx as an interest bearing amount.
The borrower had filed bankruptcy dated on xx/xx/xxxx under chapter x with case no#xx. The bankruptcy was discharged on xx/xx/xxxx and it is fully terminated on xx/xx/xxxx. Reaffirmation agreement was filed on xx/xx/xxxx.
Schedule D of voluntary petition dated on xx/xx/xxxx states that the amount of secured claim without deducting the value of collateral is $xxx,xxx.xx and the value of collateral that supports this claim is $xxx,xxx.xx; however, the unsecured portion is $xx,xxx.xx.

According to the collection comments and documents reveals that the foreclosure was initiated on the loan and the complaint was filed on xx/xx/xxxx with case#xx. The judgment was entered on xx/xx/xxxx and the foreclosure was put on hold due to the loss mitigation. No further details are available about foreclosure in given servicing comments.

According to the latest property inspection report dated xx/xx/xxxx the property is occupied by the unknown and it is in good condition.
Foreclosure Comments:According to the collection comments and documents reveals that the foreclosure was initiated on the loan and the complaint was filed on xx/xx/xxxx with case#xx. The judgment was entered on xx/xx/xxxx and the foreclosure was put on hold due to the loss mitigation. No further details are available about foreclosure in given servicing comments.
Bankruptcy Comments:The borrower had filed bankruptcy dated on xx/xx/xxxx under chapter x with case no#xx. The bankruptcy was discharged on xx/xx/xxxx and it is fully terminated on xx/xx/xxxx. Reaffirmation agreement was filed on xx/xx/xxxx.
Schedule D of voluntary petition dated on xx/xx/xxxx states that the amount of secured claim without deducting the value of collateral is $xxx,xxx.xx and the value of collateral that supports this claim is $xxx,xxx.xx; however, the unsecured portion is $xx,xxx.xx.
The loan was modified with an effective date of xx/xx/xxxx and a new principal balance is $xxx,xxx.xx to a step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx which had begun from xx/xx/xxxx with a new maturity date of xx/xx/xxxx. The rate changes in x steps ending at x.xx%.
The borrower had also given the promise to pay the deferred balance in the amount of $xxx,xxx.xx on the maturity date.  UPB that has been amortized is $xx,xxx.xx as an interest bearing amount.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "credit report missing in loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in OH state and the required disclosures for this state are missing from the loan file as follow.
1) Equal Credit Availability Notice
2) Insurance Tying Disclosure
3) Non-Deposit Insurance Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29687154	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	?	No	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of Pro-title report dated xx/xx/xxxx shows that, the subject mortgage was originated xx
The chain of assignment is complete. The current assignment is from xx
No active judgments or liens found.
There is junior mortgage found, which is originated on xx/xx/xxxx in favor of xx in the amount of $xx,xxx and it was recorded on xx/xx/xxxx.
The county taxes for the year xxxx and xxxx are paid in the amount of $xxxx.xx and $xxxx.xx. The xst installment of county tax is paid in the amount of $xxxx.xx for the year xxxx-xxxx. And xnd installment of county tax is due in the amount of $xxxx.xx on xx/xx/xxxx.
The review of the payment history shows that the borrower is currently delinquent for more than xx months and the next due date is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx.
The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $xxx.xx and PITI is $x,xxx.xx, with the interest rate of x%.
Currently, the borrower has been making the payments as per the document of payment change notice dated xx/xx/xxxx which was located at "xx".	Collections Comments:
The review of comment history shows that the loan is in active bankruptcy. The reason for default is unemployment.
The review of the payment history shows that the borrower is currently delinquent for more than xx months and the next due date is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx.
The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $xxx.xx and PITI is $x,xxx.xx, with the interest rate of x%.
Currently, the borrower has been making the payments as per the document of payment change notice dated xx/xx/xxxx which was located at "xx".
The borrower had filed the bankruptcy under chapter xx with the Case # xx, dated xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx, the amount of claim is $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx.
There is no any evidence of cramdown.
As per inspection report xx/xx/xxxx, the property was occupied by an unknown party. No visible damage was found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the case # xx, dated xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx, the amount of claim is $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx.
The schedule D of voluntary petition shows the evidence of unsecured debt of $xx,xxx.xx out of claim $xxx,xxx.xx.
There is no any evidence of cram down.
Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by all the borrower."	* Loan program disclosure missing or unexecuted (Lvl 2) "The Loan program disclosure is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value can not be determined from the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing in the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "Note is xx/xx/2007 and settlement date is xx/xx/2007 which is different to note date."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81659981	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	?	No	xx	Not Applicable	????.??	?.?%	180	xx	xx	Conventional	Fixed	Cash Out	78.607%	78.607%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	37.909%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	According to the pro-title dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of the assignment has been completed. The latest assignment is from xx
There is a civil judgment against xx in the favor of City of Chicago, which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx.
There two civil judgment against the borrower xx in the favor of xx, which were recorded on xx/xx/xxxx.and  on xx/xx/xxxx in the total of $x,xxx.
There is a civil judgment against the borrower xx in the favor of xx, which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx .
There is a IRS lien against the borrower xx in the favor of Internal Revenue Service, which was recorded on xx/xx/xxxx.
The county annual xst installment taxes of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
The county annual xst and xnd installments taxes have been paid on xx/xx/xxxx in the amount of $x,xxx.xx and on xx/xx/xxxx in the amount of $x,xxx.xx respectively.
No prior years delinquent taxes have been found.
According to the payment history dated xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date is xx/xx/xxxx.The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. The current UPB is xxx,xxx.xx as reflected in the latest payment history. The borrower has been making the payments as per the modification agreement dated xx/xx/xxxx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy and the next due is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. The current UPB is xxx,xxx.xx as reflected in the latest payment history. The borrower has been making the payments as per the modification agreement dated xx/xx/xxxx.
The reason for default is unemployment/decreased income.
The loan had been modified on xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx with interest rate x.xx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly  P&I of $xxx.xx beginning from xx/xx/xxxx. The maturity date will be on xx/xx/xxxx. As per the comment dated xx/xx/xxxx, the borrower got the trail modification and the first payment would be due on xx/xx/xxxx.
The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The first legal action was filed on xx/xx/xxxx. The judgment hearing was on xx/xx/xxxx; however, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx on xx/xx/xxxx.
The review of the bankruptcy shows that the borrower had filed bankruptcy under chapter xx with the case#xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx.  As per chapter xx modified plan, the debtor shall pay to the trustee the sum of $xxx.xx per month for the period of xx months.The date of the last filing bankruptcy was xx/xx/xxxx.
The comments dated xx/xx/xxxx reflect that the subject property is owner-occupied.
The inspection report dated xx/xx/xxxx, the subject property occupied by the unknown party and is in good condition with no damage and repairs.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The first legal action was filed on xx/xx/xxxx. The judgment hearing was on xx/xx/xxxx; however, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx on xx/xx/xxxx.
Bankruptcy Comments:The review of the bankruptcy shows that the borrower had filed bankruptcy under chapter xx with the case#xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx.  As per chapter xx modified plan, the debtor shall pay to the trustee the sum of $xxx.xx per month for the period of xx months.The date of the last filing bankruptcy was xx/xx/xxxx.

This step loan modification was made between the borrowers xx and the lender xx on xx/xx/xxxx.
The unpaid principal balance is $xxx,xxx.xx with interest rate x.xx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly  P&I of $xxx.xx beginning from xx/xx/xxxx. The maturity date will be on xx/xx/xxxx.

Affiliated Business Disclosure Missing Required State Disclosures Right of Rescission	xx	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in IL state. The following state disclosure are missing from the loan file as follow:
IL Collateral Protection Insurance Notice,
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20753052	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.785%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	The review of the updated title dated xx/xx/xxxx states that the subject mortgage was originated on xx
The chain of the assignment has been completed. The latest assignment is from xx.
No active judgment or liens found.
The xxxx Combined xrd  and xth installment taxes are paid in the amount of $x,xxx.xx & $xxxx.xx respectively. The xxxx xst installment combined taxes are paid in the amount of $x,xxx.xx and xnd installment taxes will due on xx/xx/xxxx with the amount of $x,xxx.xx.
No prior delinquent taxes have been found.
The Notice of Lis Pendens was filed on xx/xx/xxxx against the borrower xx.
As per the review of the payment history dated xx/xx/xxxx shows that the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx in the amount of P&I $x,xxx.xx and PITI of $x,xxx.xx. The next due date is xx/xx/xxxx. The UPB is not reflected in the latest payment history which is taken as per tape data is in the amount of $xxx,xxx.xx.The borrower is making as per modification.	Collections Comments:The loan is currently in Bankruptcy and is next due for xx/xx/xxxx. The foreclosure was initiated and the file was referred to an attorney. As per Updated Title Report Lis Pendens document, the complaint was filed on xx/xx/xxxx. Judgment and Hearing date not found in collection comments. As per Collection comments sale scheduled for xx/xx/xxxx.
Again, the sale date was scheduled on xx/xx/xxxx, however, it gets postponed and scheduled on xx/xx/xxxx.The borrower had filed bankruptcy on xx/xx/xxxx and bankruptcy, the current status is a plan confirmed. However, the order on Motion For Relief From Stay was filed on xx/xx/xxxx. So, unable to determine the current foreclosure status as the servicing comments are available till xx/xx/xxxx.
The borrower filed bankruptcy case#xx chapter xx on xx/xx/xxxx.The plan was confirmed on xx/xx/xxxx.The date of last filing bankruptcy is  xx/xx/xxxx.
The POC was filed on xx/xx/xxxx, amount of POC is $xxx,xxx.xx and the arrearage amount is $xxx,xxx.xx. The Motion For Relief From Stay filed on xx/xx/xxxx.
As per chapter xx modified plan was filed on xx/xx/xxxx, the debtor shall pay to the Trustee the $xxx.xx to date and shall pay $xxx.xx per months to chapter xx Trustee, starting from xx/xx/xxxx approximately xx months.
As per the review of the payment history dated xx/xx/xxxx shows that the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx in the amount of P&I $x,xxx.xx and PITI of $x,xxx.xx. The next due date is xx/xx/xxxx. The UPB is not reflected in the latest payment history which is taken as per tape data is in the amount of $xxx,xxx.xx.The borrower is making as per modification.
The reason for default is unable to determine from the servicing comment.
The loan has been modified, The Loan modification agreement is made on xx/xx/xxxx Between the borrower xx and the xx.
The borrower promise to make a monthly payment of $x,xxx.xx with the rate of interest is x.xxx%. Beginning on xx/xx/xxxx to till maturity date is xx/xx/xxxx. The new principle balance stated in the Modification is $xxx,xxx.xx.This loan modification hasn't balloon provision.
The subject property has been occupied by the Owner .No damage pertaining to the subject property has been found.

Foreclosure Comments:
The foreclosure was initiated and the file was referred to an attorney. As per Updated Title Report Lis Pendens document, the complaint was filed on xx/xx/xxxx. Judgment and Hearing date not found in collection comments. As per Collection comments sale scheduled for xx/xx/xxxx.
Again, the sale date was scheduled on xx/xx/xxxx, however, it gets postponed and scheduled on xx/xx/xxxx.The borrower had filed bankruptcy on xx/xx/xxxx and bankruptcy, the current status is a plan confirmed. However, the order on Motion For Relief From Stay was filed on xx/xx/xxxx. So, unable to determine the current foreclosure status as the servicing comments are available till xx/xx/xxxx.
The borrower filed bankruptcy case#xx chapter xx on xx/xx/xxxx.The plan was confirmed on xx/xx/xxxx.The date of last filing bankruptcy is  xx/xx/xxxx.

Bankruptcy Comments:The borrower filed bankruptcy case#xx chapter xx on xx/xx/xxxx.The plan was confirmed on xx/xx/xxxx.The date of last filing bankruptcy is  xx/xx/xxxx.
The POC was filed on xx/xx/xxxx, amount of POC is $xxx,xxx.xx and the arrearage amount is $xxx,xxx.xx. The Motion For Relief From Stay filed on xx/xx/xxxx.
As per chapter xx modified plan was filed on xx/xx/xxxx, the debtor shall pay to the Trustee the $xxx.xx to date and shall pay $xxx.xx per months to chapter xx Trustee, starting from xx/xx/xxxx approximately xx months .	The Loan modification agreement is made on xx/xx/xxxx Between the borrower xx and the xx.
The borrower promise to make a monthly payment of $x,xxx.xx with the rate of interest rate of x.xxx%. Beginning on xx/xx/xxxx to till maturity date is xx/xx/xxxx.
The new principle balance stated in the Modification is $xxx,xxx.xx.
This loan modification hasn't balloon provision.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Prohibited Fees Test: FAIL Loan Data $7,799.00 Comparison Data $0.00 Variance +$7,799.00"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.

The loan does charge fee not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
(1) a credit report fee;
(2) appraisal fee;
(3) application fee;
(4) commitment fee;"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing in the loan file."
* Missing credit report (Lvl 2)     "credit report missing in loan file."
* Missing Required Disclosures (Lvl 2)     "List Of Service Providers is missing in the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NJ state. The following state disclosure are missing in the loan files.
1)NJ Attorney Disclosure
2)Unacceptability of Insurance Notice
3)Attorney Disclosure II
4)Tax Bill Information
5)Choice of Insurer Disclosure
6)Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to confirm from the available loan file ."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing in the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77766069	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	Full Documentation	No	Unavailable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	48.886%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.x	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of updated title report dated xx/xx/xxxx the loan was originated on xx. There is break in chain of assignment as firstly the loan is with Ameritrust Mortgage Company but such assignment is missing however the current assignment is with current assignee "xx".
There is an active state tax lien found against borrower in the amount of $xxx.xx in the favor of 'xx" which was recorded on xx/xx/xxxx.
Property taxes of the year xxxx-xxxx are paid in the amount of $x,xxx.xx. Prior years taxes are not delinquent.	As per the review of latest payment history borrower has been delinquent from xx/xx/xxxx to xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx. Current interest rate is x.xxx % and current P&I is $xxx.xx. The borrower is paying as per the modification agreement dated xx/xx/xxxx.	Collections Comments:As per the collection comments borrower has been delinquent from xx/xx/xxxx to xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx. Current interest rate is x.xxx % and current P&I is $xxx.xx. The borrower is paying as per the modification agreement dated xx/xx/xxxx. Foreclosure was not initiated in the loan. The borrower had filed bankruptcy under chapter xx with case #xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. POC was filed by lender on xx/xx/xxxx with the claim amount of $xxx,xxx.xx and amount of arrearage are $xx,xxx.xx. As per the chapter xx plan borrower will pay to the trustee in the amount of $xxxx.xx for next xx months.
As per the collection comments and latest BPO dated xx/xx/xxxx located at "xx" shows property is in fair condition and there is no need to repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with case #xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. POC was filed by lender on xx/xx/xxxx with the claim amount of $xxx,xxx.xx and amount of arrearage are $xx,xxx.xx. As per the chapter xx plan borrower will pay to the trustee in the amount of $xxxx.xx for next xx months.	The loan modification agreement made on xx/xx/xxxx between "xx" (Borrower) and xx" (Lender). The modified unpaid principal balance is $xxx,xxx.xx. The principal balance is deferred in the amount $xx,xxx.xx hence, the interest bearing amount is $xxx,xxx.xx. The new P&I is $xxx.xx and new interest rate is x.xxx %. The reduction period end date is xx/xx/xxxx after the end of reduction period borrower paying as per the original note term. Prior to this the loan was modified on xx/xx/xxxx located at "xx" with the lender "xx". The interest rate x.xxx% and P&I is $xxxx.xx	Credit Report Mortgage Insurance	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The loan is conventional and the LTV is 100.00% hence MI certificate is required and it is missing from loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate due to
1) This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed to
1) This loan failed the interest rate test.
Loan Data 11.982% Comparison Data 11.250% Variance 0.732"
																																																																																								* Missing credit report (Lvl 2) "Credit Report missing from loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14721450	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	???.??	?.??%	361	xx	xx	Conventional	ARM	Cash Out	81.221%	81.221%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	16.845%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx. The chain of assignment is completed with xx.
There is a junior mortgage in the amount of xx.
The taxes for the year xxxx are due in the total  amount of $xxxx.xx and the due date is xx/xx/xxxx.
Review of the payment history states that the borrower has been delinquent for more than xx months. The last payment was received in the amount of $x,xxx.xx which was applied to due date xx/xx/xxxx, and the next due date is xx/xx/xxxx. Current UPB reflects in the amount of $xxx,xxx.xx.	Collections Comments:The loan is delinquent xx months currently. Borrower filed bankruptcy chapter xx case#xx filed on xx/xx/xxxx.
Foreclosure was initiated in the loan and was put to hold due to bankruptcy.
The last payment was received in the amount of $x,xxx.xx which was applied to due date xx/xx/xxxx, and the next due date is xx/xx/xxxx. Current UPB reflects in the amount of $xxx,xxx.xx.
The updated title report states that there is a junior mortgage and the taxes for the year xxxx are due.
The reason for default is the death of the family member as per the servicing comments.
The occupancy is occupied by owner as per the comments dated xx/xx/xxxx.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The foreclosure complaint was filed on xx/xx/xxxx. The foreclosure sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter xx with the case #xxon xx/xx/xxxx.
Bankruptcy Comments:Borrower filed bankruptcy chapter xx case#xx filed on xx/xx/xxxx. The voluntary petition filed on xx/xx/xxxx mentions the amount of claim is $xxx,xxx.xx and the unsecured amount is $xx,xxx.xx.The POC filed on xx/xx/xxxx states that the POC amount is $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx.	The step loan modification agreement was made on xx/xx/xxxx between ( Borrower ) xx and ( Lender ) xx. The borrower promises to make a monthly payment of $xxxx.xx with the rate on the interest of x.xxx% for xx months and $xxxx.xx with the rate of interest of x.xxx% for xxx months, till maturity date xx/xx/xxxx. The New Principal Balance stated in the modification is $xxx,xxx.xx.	Affiliated Business Disclosure Credit Application Credit Report Missing Dicsloures Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing in the loan file."
* Application Not Signed by All Borrowers (Lvl 2)     "Final application is missing in the loan file. However, values considered from initial application dated xx/xx/2005."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file. The details are updated from Form 2055 present in the loan file."
* Missing credit report (Lvl 2)     "Credit Report missing from loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value source could not be found in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69077855	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	?	No	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	66.048%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	29.861%	First	Final policy	Not Applicable	xxxxx	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x%	xxx.x	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated xx”
The annual combined taxes have been paid in full in the amount of $x,xxx.xx
No prior years delinquent taxes have been found.

There is one senior mortgage recorded on xx/xx/xxxx for which the subordination agreement was made and recorded on xx/xx/xxxx and also this senior mortgage was satisfied which was recorded on xx/xx/xxxx.

There are two state tax judgment in favor of xx
Transcript Judgment as follow.
First was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xx.
Second was recorded on xx/xx/xxxx in the amount of $x.xxx.xx in favor of xx
Third  was recorded on xx/xx/xxxx in the amount of $xxx.xxin favor of xx
Fourth was recorded on xx/xx/xxxx in the amount of $xxx.xx in favor of xx	Review of updated payment history shows that the subject loan is in delinquency for more than xxx days. The borrower is not making his monthly payments. The last payment received date is not available. The P&I is in the amount of $x,xxx.xx with interest rate of x.xx% and the next due date is xx/xx/xxxx. The unpaid principal balance reflected as of the date is $xxx,xxx.xx. Borrower is making the payments according to the MOD. The Notice of Mortgage Payment Change contained in the Bankruptcy file does not show any escrow payment either before or after the payment change.
Collections Comments:The loan is in active bankruptcy the borrower had filed bankruptcy dated on xx/xx/xxxx under chapter xx with case no# xx. The plan is not still confined. The amended plan was filed on xx/xx/xxxx and according to the amended plan the debtor shall pay at the trustee $xxxx.xx per month commencing x/x/xxxxthrough the inducing xx/xx/xxxx for period of x months and $xxx.xx per month commencing xx/xx/xxxx for the period of xx months.
POC was filed on xx/xx/xxxx with the claim amount of $xxx,xxx.xx and the amount of arrearage is $xxx,xxx.xx. Schedule D of voluntary petition dated on xx/xx/xxxx states that the amount of secured claim without deducting the value of collateral is $xxx,xxx.xx and the value of collateral that supports this claim is $xxx,xxx.xx; however, the unsecured portion is $xx,xxx.xx.
Schedule D of voluntary petition dated on xx/xx/xxxx states that the amount of secured claim without deducting the value of collateral is $xxx,xxx.xx and the value of collateral that supports this claim is $xxx,xxx.xx; however, the unsecured portion is $xx,xxx.xx.

 The subject loan is in delinquency for more than xxx days. The borrower is not making his monthly payments. The last payment received date is not available.  The P&I is in the amount of $x,xxx.xx with interest rate of x.xx%  and the next due date is xx/xx/xxxx. The unpaid principal balance reflected as of the date is $xxx,xxx.xx. Borrower is making the payments according to the MOD. The Notice of Mortgage Payment Change contained in the Bankruptcy file does not show any escrow payment either before or after the payment change.

The loan was modified with an effective date of xx/xx/xxxx and a new principal balance is $xxx,xxx.xx to a step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of  $xxx.xx which had begun from xx/xx/xxxx  with a new maturity date of xx/xx/xxxx. The rate changes in x steps ending at x.xxx%.
The borrower had also given the promise to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date.  UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.

According to the latest comments and documents available in the loan file state that the foreclosure was initiated in the loan and the complaint was  filed on xx/xx/xxxx with case#xx. The foreclosure was put on hold due to the bankruptcy filed by the borrower.
No further details are available about FC.

Property inspection report dated xx/xx/xxxx state that the property is occupied by the unknown person.
Foreclosure Comments:According to the latest comments and documents available in the loan file state that the foreclosure was initiated in the loan and the complaint was  filed on xx/xx/xxxx with case#xx. The foreclosure was put on hold due to the bankruptcy filed by the borrower.
No further details are available about FC.
Bankruptcy Comments:The borrower had filed bankruptcy dated on xx/xx/xxxx under chapter xx with case no# xx.  The plan is not still confined. The amended plan was filed on xx/xx/xxxx and according to the amended plan the debtor shall pay at the trustee $xxxx.xx per month commencing x/x/xxxxthrough the inducing xx/xx/xxxx for period of x months and $xxx.xx  per month commencing xx/xx/xxxx for the period of xx months.
POC was filed on xx/xx/xxxx with the claim amount of $xxx,xxx.xx and the amount of arrearage is $xxx,xxx.xx. Schedule D of voluntary petition dated on xx/xx/xxxx states that the amount of secured claim without deducting the value of collateral is $xxx,xxx.xx and the value of collateral that supports this claim is $xxx,xxx.xx; however, the unsecured portion is $xx,xxx.xx.
Schedule D of voluntary petition dated on xx/xx/xxxx states that the amount of secured claim without deducting the value of collateral is $xxx,xxx.xx and the value of collateral that supports this claim is $xxx,xxx.xx; however, the unsecured portion is $xx,xxx.xx.

The loan was modified with an effective date of xx/xx/xxxx and a new principal balance is xx to a step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx which had begun from xx/xx/xxxx with a new maturity date of xx/xx/xxxx. The rate changes in x steps ending at x.xxx%.
The borrower had also given the promise to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date.  UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.
Affiliated Business Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Property is located in NY state and the required disclosures for this state are missing from the loan file as follow.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Hazard Insurance  Disclosure
3.Tax Escrow Account Designation
4. Mortgage Bankers and Exempt Organizations Preapplication
5. Commitment Disclosure
6. Lock-in Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:BPO			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76586932	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	?	No	xx	Not Applicable	???.??	?%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	696	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.x	Not Applicable	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx
The chain of assignment has been completed. The latest assignment is with xx
There are two Civil Judgments against the borrowers as follows:
x.Recorded on xx/xx/xxxx in the amount of $ x,xxx.xx in the favor of xx
x. Recorded on xx/xx/xxxx in the amount of $ x,xxx.xx in the favor of xx
The combined xst and xnd installments taxes of xxxx have been paid in the cumulative of $x,xxx.xx.
The School annual taxes of xxxx have been paid in the amount of $x,xxx.xx.
The utilities annual taxes of xxxx are due on xx/xx/xxxx in the amount of $x.xx.
No prior years delinquent have been found.

According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for payment is not available in the payment history. The last payment received information is also not available in the payment history. The current UPB is $xx,xxx.xx as reflected in the Tape data. The borrower has been making the payments as per Modification agreement dated xx/xx/xxxx.

Collections Comments:According to the servicing comments, the loan is in bankruptcy and the next due date for payment is not available in the payment history. The last payment received information is also not available in the payment history. The current UPB is $xx,xxx.xx as reflected in the Tape data. The borrower has been making the payments as per Modification agreement dated xx/xx/xxxx.
The reason for default is unemployment/decreased income.
The loan had been modified on xx/xx/xxxx. The unpaid principal balance is xx with the interest rate of x.xx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly  P&I of $xxx.xx beginning from xx/xx/xxxx. The maturity date will be on xx/xx/xxxx.
The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx.The complaint was filed on xx/xx/xxxx. As per the Judgment of Foreclosure sale in updated title report, the sale was scheduled on xx/xx/xxxx; however, it was put on hold due to the borrower had filed bankruptcy under Chapter xx with the Case # xx on xx/xx/xxxx.
As per PACER report, the borrower had filed bankruptcy under Chapter xx with the Case # xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The motion for relief from stay was filed on xx/xx/xxxx. According to the order confirming chapter xx plan, the debtor shall pay to the trustee the sum of $x,xxx monthly for x months, then $xxx monthly for xx months. The date of the last filing of bankruptcy was xx/xx/xxxx.
The comments dated xx/xx/xxxx reflect that the subject property has been occupied by an unknown party.
No BPO and inspection reports have been provided.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx.The complaint was filed on xx/xx/xxxx. As per the Judgment of Foreclosure sale in updated title report, the sale was scheduled on xx/xx/xxxx; however, it was put on hold due to the borrower had filed bankruptcy under Chapter xx with the Case # xx on xx/xx/xxxx.

Bankruptcy Comments:As per PACER report, the borrower had filed bankruptcy under Chapter xx with the Case # xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The motion for relief from stay was filed on xx/xx/xxxx. According to the order confirming chapter xx plan, the debtor shall pay to the trustee the sum of $x,xxx monthly for x months, then $xxx monthly for xx months.
The date of the last filing of bankruptcy was xx/xx/xxxx.

This loan modification agreement was made on xx/xx/xxxx in between the borrower xx with lender xx
The unpaid principal balance is xx with the interest rate of x.xx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx. The maturity date will be on xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of Service Provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NY state. The following state disclosure are missing from the loan file as follows:
NY Consumer Credit Disclosure / Fair Credit Reporting Notice,
NY Interest Rate Disclosure,
NY Hazard Insurance  Disclosure,
Tax Escrow Account Designation,
Mortgage Bankers and Exempt Organizations Pre-application,
Co-Signer Notice Requirements,
 Default Warning Notice,
New York Real Property Escrow Account Disclosure,
 Commitment Disclosure, Lock-in Disclosure, Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52500514	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	?	No	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	ARM	Cash Out	30.137%	30.137%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	570	Not Applicable	29.753%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated xx. Chain of assignment is complete however; AOM is currently with xx. There are x active liens and judgments have been found in the updated title report;
x. There is an active civil judgment against the subject borrower xx in the amount of $xxxx.xx in favor of xx.
x. There is an active civil judgment against the subject borrower xx in the amount of $xxx.xx in favor of xx.
x. There is an active civil judgment against the subject borrower xx in the amount of $xxx,xxx.xx in favor of xx which was recorded on xx/xx/xxxx.
xst xnd and xrd installment of xxxx-xx year annual county property tax was paid on xx/xx/xxxx in the total amount of $ xxxx.xx.
Review of the payment history provided from xx/xx/xxxx to xx/xx/xxxx reveals that borrower has been the delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx %. Borrower is currently making the payment according to the Note terms.	Collections Comments:The subject loan is currently in active bankruptcy. Review of collection comments from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been the delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx %. Borrower is currently making the payment according to the Note terms.
Review of the collection comments from xx/xx/xxxx to xx/xx/xxxx and available documents in loan file states that the foreclosure was initiated and referred to attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx. Sale was scheduled for xx/xx/xxxx but sale date was changed and scheduled for xx/xx/xxxx due to waiting for payment from xx. Number of times sale date was changed and for the same reason. The sale was scheduled for xx/xx/xxxx and it was postponed due to court delay and sale date was set for xx/xx/xxxx. Sale date was scheduled for xx/xx/xxxx due to waiting for court to enter the writ of execution. Court has issued writ of execution and sale date was scheduled for xx/xx/xxxx but foreclosure file was placed on hold due to borrower has filed bankruptcy under chapter xx case # xx on xx/xx/xxxx. Currently borrower is in active bankruptcy however; there is no more information regarding foreclosure to know the current status of foreclosure.
Borrowers xx and xx have filed bankruptcy under chapter xx case# xx on xx/xx/xxxx. POC was filed on xx/xx/xxxx which shows the amount of secured claim $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx. Chapter xx Plan was filed on xx/xx/xxxx which states that the debtor shall pay to the trustee $ xxx.xx for xx months and Trustee will pay to subject creditor $xxx as a monthly plan payment. Objection to Confirmation of Plan was filed on xx/xx/xxxx due to
Amended schedule J is required. Order Confirming Plan was filed on xx/xx/xxxx. Motion for Relief from Stay was filed by the subject creditor xx. and Order on Relief from Stay was filed on xx/xx/xxxx which states that the Debtor(s) shall deliver regular monthly payments in the amount of $ x,xxx.xx commencing xx/xx/xxxx to subject creditor.
Debtor(s) shall cure the post-petition default of $ xx,xxx.xx consisting of xx monthly payments of $x,xxx.xx due for the months of xx/xx/xxxx to xx/xx/xxxx, x monthly payment of $x,xxx.xx due for the month of February xxxx, xx monthly payments of $x,xxx.xx due for the months of March xxxx to January xxxx and less suspense of ($x,xxx.xx). Trustee's Motion to Dismiss was filed on xx/xx/xxxx due to material default under the terms of the plan. Order Resolving Trustee's Motion to Dismiss was filed on xx/xx/xxxx which states that the Debtor(s) acknowledge the plan payment default stated in the Motion. The default is deferred, not waived. Debtor(s) shall cure the default before any discharge may be granted. Trustee's Motion to Dismiss was filed on was filed on xx/xx/xxxx due to material default under the terms of the plan. Currently borrower is in active bankruptcy.
As per collection comments subject property is occupied by the unknown party and in average condition however no need to repair.
Foreclosure Comments:Review of the collection comments from xx/xx/xxxx to xx/xx/xxxx and available documents in loan file states that the foreclosure was initiated and referred to attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx. Sale was scheduled for xx/xx/xxxx but sale date was changed and scheduled for xx/xx/xxxx due to waiting for payment from xx. Number of times sale date was changed and for the same reason. The sale was scheduled for xx/xx/xxxx and it was postponed due to court delay and sale date was set for xx/xx/xxxx. Sale date was scheduled for xx/xx/xxxx due to waiting for court to enter the writ of execution. Court has issued writ of execution and sale date was scheduled for xx/xx/xxxx but foreclosure file was placed on hold due to borrower has filed bankruptcy under chapter xx case # xx on xx/xx/xxxx. Currently borrower is in active bankruptcy however; there is no more information regarding foreclosure to know the current status of foreclosure.
Bankruptcy Comments:Borrowers xx and xx have filed bankruptcy under chapter xx case# xx on xx/xx/xxxx. POC was filed on xx/xx/xxxx which shows the amount of secured claim $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx. Chapter xx Plan was filed on xx/xx/xxxx which states that the debtor shall pay to the trustee $ xxx.xx for xx months and Trustee will pay to subject creditor $xxx as a monthly plan payment. Objection to Confirmation of Plan was filed on xx/xx/xxxx due to
Amended schedule J is required. Order Confirming Plan was filed on xx/xx/xxxx. Motion for Relief from Stay was filed by the subject creditor xx. and Order on Relief from Stay was filed on xx/xx/xxxx which states that the Debtor(s) shall deliver regular monthly payments in the amount of $ x,xxx.xx commencing xx/xx/xxxx to subject creditor.
Debtor(s) shall cure the post-petition default of $ xx,xxx.xx consisting of xx monthly payments of $x,xxx.xx due for the months of xx/xx/xxxx to xx/xx/xxxx, x monthly payment of $x,xxx.xx due for the month of February xxxx, xx monthly payments of $x,xxx.xx due for the months of March xxxx to January xxxx and less suspense of ($x,xxx.xx). Trustee's Motion to Dismiss was filed on xx/xx/xxxx due to material default under the terms of the plan. Order Resolving Trustee's Motion to Dismiss was filed on xx/xx/xxxx which states that the Debtor(s) acknowledge the plan payment default stated in the Motion. The default is deferred, not waived. Debtor(s) shall cure the default before any discharge may be granted. Trustee's Motion to Dismiss was filed on was filed on xx/xx/xxxx due to material default under the terms of the plan. Currently borrower is in active bankruptcy.
Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following are the state disclosure which are missing from the loan file;
1.Oregon Forced Placed Insurance Notice
2.Notice where Escrow Account is NOT Required
3.Escrow Notice for Loans Sold to Out-of- State Purchases within one year
4.Anti-Coercion Notice
5.Insurance Premium Notice
6.Insurance Sales Notice
7.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date shows as xx/xx/2007; however, note or HUD-1 settlement date shows as xx/xx/2007."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95979856	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Not Applicable	Chapter 7	xx	?	No	xx	Not Applicable	????.??	??.??%	240	xx	xx	Conventional	Fixed	Cash Out	99.830%	99.830%	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx/xx/xxxx shows the subject mortgage was originated xx
The chain of assignment is complete as the subject mortgage is currently with xx
No active judgment or liens are found pending.
There are annual combined taxes for the year of xxxx was paid in the amount of $xxxx.xx. Also, annual school taxes for the year of $xxxx was paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior years	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx which was applied to xx/xx/xxxx. The next due date is xx/xx/xxxx. The payment was received as per modification agreement. As per payment history, the current UPB is being reflected the amount of $xx,xxx.xx.	Collections Comments:Loan is currently in active foreclosure. Available servicing comments and documents in file reveal that foreclosure was initiated in loan by filing referral xx/xx/xxxx by attorney. xx & complaint of foreclosure was filed dated on xx/xx/xxxx. No further details are available.
Borrower has filed bankruptcy under Chapter x, case # xx on xx/xx/xxxx. As per PACER, bankruptcy was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. The motion for relief filed on xx/xx/xxxx.
As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx which was applied to xx/xx/xxxx. The next due date is xx/xx/xxxx. The payment was received as per modification agreement.  As per payment history, the current UPB is being reflected the amount of $xx,xxx.xx.
As per servicing comment reason for default is excessive obligations.
As per latest BPO dated xx/xx/xxxx, subject property is occupied by owner and average condition. No information has been found regarding any damage or repair.

Foreclosure Comments:Available servicing comments and documents in file reveal that foreclosure was initiated in loan by filing referral xx/xx/xxxx by attorney.  Summon & complaint of foreclosure was filed dated on xx/xx/xxxx. No further details are available.

Bankruptcy Comments:Borrower has filed bankruptcy under Chapter x, case # xx on xx/xx/xxxx. As per PACER, bankruptcy was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. The motion for relief filed on xx/xx/xxxx.	This loan modification was done on xx/xx/xxxx between the xx (Borrower) & xx.. (Lender). The amortization type is step and new unpaid Principal balance is xx . As per modification agreement lender was agree to forgiven the principal in the amount of $xx,xxx.xx and modification original rate is x.xxx % and Monthly P&I is $xxx.xx. The modification payment start date is xx/xx/xxxx and new maturity date is xx/xx/xxxx.
The prior loan modification was done on xx/xx/xxxx between the  xx  and Lender xx.
Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application along with transmittal is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the NY sub prime home loan test. (NY SB 8143 Section 5, 1(c))
Loan data is 11.223% which was comparison with 7.260% and variance is +3.963%
Using the greater of the disclosed APR and the fully indexed rate, the loan is a sub prime home loan, as defined in the legislation. While the xx provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy sub prime home loans even if the additional conditions are met.
This loan failed the federal un-discounted rate validation test.
The loan charges a bona fide discount fee without any reduction of the interest rate from the un-discounted rate. The interest rate should be less than the un-discounted rate if a bona fide loan discount fee is charged.
This loan failed the un-discounted rate validation test.
The loan charges a bona fide discount fee without any reduction of the interest rate from the un- discounted rate. The interest rate should be less than the un- discounted rate if a bona fide loan discount fee is charged."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "1) The loan complianceEase failed due to below state regulations. :-
This loan failed the grace period test and the late fees test.
2) This loan failed the federal un-discounted rate validation test.
3) This loan failed the un-discounted rate validation test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the grace period test.
The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located.
According to the note Grace period (days) is 10 which is comparison with 15 days and variance is -5 days.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
According to note, late charge percent is 5.00% which is comparison with 2.00% and variance is +3.00%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "As per appraisal report original LTV is 99.830%. To coverage the loan MI Certificate is required. however, MI  Certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at NY state.
Following required state disclosure is missing from the loan file. :-
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
2) NY Interest Rate Disclosure.
3) NY Hazard Insurance  Disclosure.
4) Tax Escrow Account Designation.
5) Co-Signer Notice Requirements.
6) Default Warning Notice.
7) Commitment Disclosure."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12974330	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	?	?????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	?	No	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	ARM	Cash Out	67.661%	67.661%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	36.757%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.x	xxxxx.xx	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment has been completed as the current assignment is with xx
There is an active Judgment against the Popeck, Charles in the amount of $xxxx.xx in the favor of “xx” in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
The xxxx year and xxxx year annual taxes are exempted. No prior year delinquent taxes are found.
Review of payment history shows that the borrower is not making the payment regularly. The borrower is delinquent for more than xxx days. The last payment was made on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The next payment is due for xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
UPB provided under latest pay history from seller include the deferred balance.	Collections Comments:The loan is currently in delinquency. The borrower xx filed the bankruptcy under chapter xx with case#xx on xx/xx/xxxx. As per chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xxxx.xx per month to the chapter xx trustee, starting on xx/xx/xxxx for approximately xx months. The bankruptcy was dismissed on xx/xx/xxxx for other reason. As per collection comments, it seems that the foreclosure was initiated on loan. The loan was referred to attorney on xx/xx/xxxx.The sale was scheduled for xx/xx/xxxx. The sale was postponed due to active bankruptcy.
The borrower is not making the payments regularly. The borrower is delinquent for more than xxx days. The last payment was made on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx.  The next payment is due for xx/xx/xxxx.
The loan was modified with an effective date of xx/xx/xxxx and a new principal balance is xx to a step modification and the rate was starting from x% and borrower had given promise to pay P&I in the amount of  $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx.  The rate changes in x steps ending at x.xx%.
As per collection comments, the subject property is owner occupied with no visible damages and repairs.
Foreclosure Comments:As per collection comments, it seems that the foreclosure was initiated on loan. The loan was referred to attorney on xx/xx/xxxx.The sale was scheduled for xx/xx/xxxx. The sale was postponed due to active bankruptcy.
Bankruptcy Comments:The borrower xx filed the bankruptcy under chapter xx with case#xx on xx/xx/xxxx. As per chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xxxx.xx per month to the chapter xx trustee, starting on xx/xx/xxxx for approximately xx months. The bankruptcy was dismissed on xx/xx/xxxx for other reason.
Scheduled D in voluntary Petition dated xx/xx/xxxx shows amount of claim without deducting value of collateral is $xxx,xxx.xx and value of collateral is $xxx,xxx.xx however unsecured portion remained as $xx,xxx.xx. Collection comment does not show any cram down.
The lender filed the POC on xx/xx/xxxx with POC amount of $xxx,xxx.xx and arrearage of $xxx,xxx.xx.	The loan was modified with an effective date of xx/xx/xxxx and a new principal balance is $xxx,xxx.xx to a step modification and the rate was starting from x% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. The rate changes in x steps ending at x.xx%.	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as loan is failing for prohibited fees.
Mortgage Broker Fee (Direct) $3,835.00
Funding Fee $50.00"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the xx or xx License prohibited fees test. ( N.J.S.A. §17:11C-23, N.J.A.C. § §3:1-16.2 ) The loan does charge fee(s) not provided for in this act, which is prohibited.
Mortgage Broker Fee (Direct) $3,835.00
Funding Fee $50.00"
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49902257	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	?	????	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	?	No	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	39.726%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated xx. The chain of the assignment has not been completed, as currently, the mortgage is with xx. The current assignment should be with xx. No active judgments and liens have been found. Annual county taxes for the year xxxx have not been mentioned in the updated title. A tax certificate is required for current Tax status; however, the estimated taxes are due in the amount of $xxxx. No delinquent taxes have been found for the prior years. Parcel number on Assessor sheet is "xx" and property address is referred as xx, however, in the legal description it is xx.	Review of the payment history provided by Rushmore, from xx/xx/xxxx to xx/xx/xxxx reveals that borrower has been delinquent for more than xxx days and the next due date is xx/xx/xxxx. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date xx/xx/xxxx. Current UPB has not been provided in the payment history and as per tape date, it is in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and the current PITI is $x,xxx.xx. The borrower has been making the payments as per the Note.	Collections Comments:The review as per the servicing comments dated from xx/xx/xxxx to xx/xx/xxxx shows that the loan is in the active bankruptcy and the next due date is xx/xx/xxxx. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date xx/xx/xxxx. Current UPB has not been provided in the payment history and as per tape date, it is in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and the current PITI is $x,xxx.xx. The borrower has been making the payments as per the Note. The reason for default as per hardship letter is a curtailment of income and excessive obligations. No foreclosure activity has been found. The borrower has filed bankruptcy under the chapter xx with case#xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. As per the amended chapter xx plan filed on xx/xx/xxxx, the debtor (borrower) will pay to the U.S. Trustee the sum of $xxxx per month for a plan of xx months. The voluntary petition was filed on xx/xx/xxxx. POC was filed on xx/xx/xxxx for a secured claim amount of $xxx,xxx.xx with an arrearage of $xx,xxx.xx. The borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. The latest comment dated xx/xx/xxxx reflects that the subject property has been occupied by an unknown party. No damages or repairs have been observed.
Foreclosure Comments: Not Applicable
Bankruptcy Comments: The borrower has filed bankruptcy under the chapter xx with  case#xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. As per the amended chapter xx plan filed on xx/xx/xxxx, the debtor (borrower) will pay to the U.S. Trustee the sum of $xxxx per month for a plan of xx months. Voluntary petition filed on xx/xx/xxxx. POC was filed on xx/xx/xxxx for a secured claim amount of $xxx,xxx.xx with arrearage of $xx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower has filed bankruptcy under the chapter xx with case#xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. As per the amended chapter xx plan filed on xx/xx/xxxx, the debtor (borrower) will pay to the U.S. Trustee the sum of $xxxx per month for a plan of xx months. Voluntary petition filed on xx/xx/xxxx. POC was filed on xx/xx/xxxx for a secured claim amount of $xxx,xxx.xx with arrearage of $xx,xxx.xx.	Not Applicable	Affiliated Business Disclosure Mortgage Insurance	xx	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "MI is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50969518	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	?	No	xx	Not Applicable	????.?	?.?%	360	xx	xx	Conventional	Fixed	Cash Out	89.000%	89.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	26.082%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x.xxx%	xxx.x	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx. The chain of assignment has been completed. The last assignment was done xx which was recorded on xx/xx/xxxx. However, there is a break in two chain of assignments which was made between x. xx, x. xx. There is an active junior mortgage against the subject property which was originated xx. There is an active junior judgment against the borrower xx in the favor of xx for the amount of $xxx.xx which was recorded on xx/xx/xxxx. There is an active junior state tax lien against the borrower in the favor of xxDepartment of Taxation for the amount of $x,xxx.xx which was recorded on xx. The combined first installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx and second installment were due in the amount of $x,xxx.xx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due date was xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The tape data of payment history shows UPB in the amount of $xxx,xxx.xx. The loan has been modified thrice since origination. The borrower has been making payments as per the third loan modification which was made on xx/xx/xxxx.	Collections Comments:According to the servicing comments, the loan is in active bankruptcy and the next due date was xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The tape data of payment history shows UPB in the amount of $xxx,xxx.xx. The loan has been modified thrice since origination. The borrower has been making payments as per the third loan modification which was made on xx/xx/xxxx.
The loan has been modified thrice since origination. The first loan modification was made on xx/xx/xxxx (xx”), the second loan modification was made on xx/xx/xxxx (xx”). Currently, the borrower has been making payments as per the third loan modification which was made on xx/xx/xxxx between the borrower xx. According to the modification, the new principal balance is xx. The new principal balance shall be deferred in the amount of $xx,xxx.xx and the interest bearing amount will be $xxx,xxx.xx. The borrower promises to pay $xxx.xx with the rate of interest x.xxx% beginning from xx/xx/xxxx till the maturity xx/xx/xxxx. According to the servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx with the case# xx. The service was completed on xx/xx/xxxx. The judgment hearing was set on xx/xx/xxxx and the foreclosure judgment was entered on xx/xx/xxxx. The servicing comment dated xx/xx/xxxx states that, the foreclosure  sale was scheduled on xx/xx/xxxx.However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter xx with the case#xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The motion to excuse the debtors to Pay Mortgage Payment Outside of Plan (Doc#x) was filed on xx/xx/xxxx. The creditor xx had filed POC on xx/xx/xxxx with a secured claim amount of xx and arrearage of $xx,xxx.xx. According to the amended confirmation order which was filed on xx/xx/xxxx, the debtor shall pay to the trustee the amount of $x,xxx.xx monthly for xx months.
The borrower wants to keep the property. According to the inspection report dated xx/xx/xxxx located at “xx, the subject property was owner occupied and in good condition. No evidence of damage or repair has been found.
Foreclosure Comments:According to the servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx with the case# xx. The service was completed on xx/xx/xxxx. The judgment hearing was set on xx/xx/xxxx and the foreclosure judgment was entered on xx/xx/xxxx. The servicing comment dated xx/xx/xxxx states that, the foreclosure  sale was scheduled on xx/xx/xxxx.However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter xx with the case#xx on xx/xx/xxxx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case#xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The motion to excuse the debtors to Pay Mortgage Payment Outside of Plan (Doc#x) was filed on xx/xx/xxxx. The creditor MTGLQ Investor, LP had filed POC on xx/xx/xxxx with a secured claim amount of $xxx,xxx.xx and arrearage of $xx,xxx.xx. According to the amended confirmation order which was filed on xx/xx/xxxx, the debtor shall pay to the trustee the amount of $x,xxx.xx monthly for xx months.	The loan has been modified thrice since origination. The first loan modification was made on xx/xx/xxxx (xx), the second loan modification was made on xx/xx/xxxx (xx). Currently, the borrower has been making payments as per the third loan modification which was made on xx/xx/xxxx between the borrower xx. According to the modification, the new principal balance is $xxx,xxx.xx. The new principal balance shall be deferred in the amount of $xx,xxx.xx and the interest bearing amount will be $xxx,xxx.xx. The borrower promises to pay $xxx.xx with the rate of interest x.xxx% beginning from xx/xx/xxxx till the maturity xx/xx/xxxx.	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Right of Rescission	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report missing from loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
1.Equal Credit Availability Notice
2.Insurance Tying Disclosure
3.Non-Deposit Insurance Disclosure"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95809929	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	Second	xx	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	?	No	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Unavailable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated xx.
The chain of assignment is incomplete as currently the mortgage is with xx.
There are active judgments and liens against subject borrower or property as follows:
x) There is a HOA lien open against the subject property in the amount of $xxx.xx held by xx recorded xx/xx/xxxx.
x) There is a mechanic's lien against the borrower xx in amount of $x,xxx.xx recorded on xx/xx/xxxx in favor of 'xx'.
x) There is civil a judgment against the borrower xx in amount of $xx,xxx.xx recorded on xx/xx/xxxx in favor of 'xx'.
x) There is civil judgment against the borrower xx in amount of $xx,xxx.xx recorded on xx/xx/xxxx in favor of 'xx'.
For year xxxx, combined taxes were paid in the amount of $xxxx.xx.	As per review of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due for xx/xx/xxxx payment. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date of xx/xx/xxxx. UPB not provided in the payment history, hence taken as per tape date in the amount of $xx,xxx.xx.	Collections Comments:As per review of collection comments, the loan is in active bankruptcy.
The borrower ‘xx’ filed bankruptcy under the chapter xx with case # xx on xx/xx/xxxx.
As per Schedules filed on xx/xx/xxxx, schedule D shows the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is $xx,xxx.xx. Hence, there is an unsecured portion of $xx,xxx.xx.
Chapter xx filed on xx/xx/xxxx, objection to the confirming plan on xx/xx/xxxx and it was terminated on xx/xx/xxxx. Amended chapter xx plan was filed on xx/xx/xxxx and got terminated on xx/xx/xxxx. POC filed on xx/xx/xxxx with secured amount $xxx,xxx.xx and arrearage in the amount of $xx,xxx.xx. As per latest amended plan which was filed on xx/xx/xxxx, the debtors shall pay $xxx.xx per month for xx months. This order was confirmed on xx/xx/xxxx.  Latest TOC referred to attorney on xx/xx/xxxx however filed on xx/xx/xxxx. Currently, BK is in active status.
There is no FC activity noted on the loan.
The subject loan is currently delinquent for x months and the next due for xx/xx/xxxx payment. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date of xx/xx/xxxx. UPB not provided in the payment history, hence taken as per tape date in the amount of $xx,xxx.xx.
As per latest BPO dated xx/xx/xxxx, subject property is occupied by owner and the subject property is secure with no visible damage noted on the property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower ‘xx’ filed bankruptcy under the chapter xx with case # xx on xx/xx/xxxx.
As per Schedules filed on xx/xx/xxxx, schedule D shows the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is $xx,xxx.xx. Hence, there is an unsecured portion of $xx,xxx.xx.
Chapter xx filed on xx/xx/xxxx, objection to the confirming plan on xx/xx/xxxx and it was terminated on xx/xx/xxxx. Amended chapter xx plan was filed on xx/xx/xxxx and got terminated on xx/xx/xxxx. POC filed on xx/xx/xxxx with secured amount $xxx,xxx.xx and arrearage in the amount of $xx,xxx.xx. As per latest amended plan which was filed on xx/xx/xxxx, the debtors shall pay $xxx.xx per month for xx months. This order was confirmed on xx/xx/xxxx. Latest TOC referred to attorney on xx/xx/xxxx however filed on xx/xx/xxxx. Currently, BK is in active status.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Document Showing a Index Numerical Value
Final Truth in Lending Discl.
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Application Missing (Lvl 2) "Final application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is 'Moderate'.
1) This loan failed the TILA APR test.
2) This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State regulation test failed.
This loan failed the brokerage/finder fee test : Fail, Loan data $4,374.00, Comparison data $2,140.00, Variance +$2,234.00.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed.
This loan failed the TILA APR test. The annual percentage rate (APR) is 7.850%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TN state, however required state disclosure missing from loan file as follows.
1. Placement of Insurance Disclosure.
2. Availability of Title Insurance.
3. TN Consent to Disclosure of Insurance Information.
4. Choice of Agent/insurer.
5. Insurance Solicitation/Post Commitment."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15254522	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Other	?	????	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	?	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	64.883%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the mortgage which was dated xx
There are active judgments and liens as follows:
x. Three Municipial Liens in the amount of $x,xxx.xx, $x,xxx.xx & $xxx.xx in the favor of xx which were recorded on xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx respectively.
x. IRS lien in the amount of $xx,xxx.xx with xx which was recorded on xx/xx/xxxx.
x. Child Support Lien in the amount of $x,xxx.xx with Department of xx.
The taxes for the year xxxx are paid and no prior delinquent taxes found.

Review of the payment history states that the borrower has been delinquent for more than xx months. The last payment was received in the amount of $x,xxx.xx which was applied to due date xx/xx/xxxx, and the next due date is xx/xx/xxxx. Current UPB reflects in the amount of $xxx,xxx.xx.	Collections Comments:The loan is delinquent xx months currently. Borrower filed bankruptcy chapter xx case#xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.
Foreclosure was initiated in the loan and was put on hold due to bankruptcy.
The last payment was received in the amount of $x,xxx.xx which was applied to due date xx/xx/xxxx, and the next due date is xx/xx/xxxx. Current UPB reflects in the amount of $xxx,xxx.xx.
The updated title report states that there are three municipal liens, one is lien and one child support lien. No prior delinquent taxes were found.
The occupancy is occupied by owner and no damages were reported as per the bpo summary.
Foreclosure Comments:Foreclosure was initiated in the loan and was put on hold due to bankruptcy. The complaint in mortgage foreclosure was filed on xx/xx/xxxx which states that the total balance as $xxx,xxx.xx.
No further information available.

Bankruptcy Comments:Borrower filed bankruptcy chapter xx case#xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The voluntary petition filed on xx/xx/xxxx states that the  secured claim is xx and the unsecured claim is $xx,xxx.xx. The POC filed on xx/xx/xxxx states that the POC amount is $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. The Order filed on xx/xx/xxxx states that the Motion for Relief from Automatic Stay was granted.
Loan modification agreement made between the borrower xx and the lender xxon xx/xx/xxxx.
The new principal balance is $xxx,xxx.xx, the deferred amount is $xx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The new interest rate is x.xx%, P&I is $x,xxx.xx and the maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per the final 1003, the income of the borrower is $4,150.99 and the total expenses are $2,693.28, therefore DTI >60%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17109869	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.?	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.272%	95.272%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	38.418%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxx.x	xx/xx/xxxx	Financial Hardship	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated xx
The chain of the assignment has been Completed. The latest assignment is from xx
There is an IRS lien recorded on xx/xx/xxxx in the amount of $xx,xxx.xx in the favor of Internal Revenue Service.
There is an IRS lien recorded on xx/xx/xxxx in the amount of $xx,xxx.xx in the favor of Internal Revenue Service.
xxxx combined jurisdiction annual installment taxes were paid in the amount of $xxxx.xx on xx/xx/xxxx.
xxxx other jurisdiction annual installment taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history tape is in the amount of $xxx,xxx.xx.	Collections Comments:As per review of the servicing comments, currently, the loan is in an active bankruptcy and the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history tape is in the amount of $xxx,xxx.xx.
As per comment dated xx/xx/xxxx, the reason for default is curtailment of income.
The borrower has been making the payments as per the modification. The modification agreement is made on xx/xx/xxxx between the (Borrower) xxand (Lender) xx. The Unpaid principal Balance is $xxx,xxx.xx with interest rate x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly  P&I of $xxx.xx beginning from xx/xx/xxxx. The maturity is dated xx/xx/xxxx.
The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx, the complaint had been filed on xx/xx/xxxx. The foreclosure was put on hold as the borrower had filed chapter xx bankruptcy on xx/xx/xxxx with case # xx.
The borrower had filed bankruptcy under chapter xx with case # xx on xx/xx/xxxx. The date of the last filing is xx/xx/xxxx. As per the amended chapter xx plan, the debtor shall pay to the trustee the sum of $x,xxx.xx from the xst month (Apr xxxx) to xth months (Aug xxxx) and  $x,xxx.xx from xth months (Sep xxxx) to xxth months (Mar xxxx) total in the amount of $xxxxxx. As per the POC dated xx/xx/xxxx, the secured claim amount is $xxx,xxx.xx and the amount arrears is $xx,xxx.xx.
The servicing comment dated xx/xx/xxxx shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx, the complaint had been filed on xx/xx/xxxx. The foreclosure was put on hold as the borrower had filed chapter xx bankruptcy on xx/xx/xxxx with case # xx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with case # xx on xx/xx/xxxx. The date of the last filing is xx/xx/xxxx. As per the amended chapter xx plan, the debtor shall pay to the trustee the sum of $x,xxx.xx from the xst month (Apr xxxx) to xth months (Aug xxxx) and $x,xxx.xx from xth months (Sep xxxx) to xxth months (Mar xxxx) total in the amount of $xxxxxx. As per the POC dated xx/xx/xxxx, the secured claim amount is $xxx,xxx.xx and the amount arrears is $xx,xxx.xx.	The modification agreement is made on xx/xx/xxxx between the (Borrower) xxand (Lender) xx.
The Unpaid principal Balance is $xxx,xxx.xx with interest rate x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx. The maturity is dated xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required Disclosures
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Loan application is missing from the loan file; however, found initial application dated xx/xx/2002, and hence updating information as per the initial application. Located at (xx)."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding 3 years.

This loan failed the prepayment penalty term test.
The loan is a primary residence loan that charges a prepayment penalty with a term exceeding 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial Escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage Insurance Certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The required state disclosures are missing from the loan file. (TILA Disclosures in Spanish,Home Equity Consumer Disclosure, Home Equity Loan Interest and Fees Pre-closing Disclosure , Home Equity Loan Copies of Documents, Home Equity Loan Rescission Notice, Fair Market Value of Homestead Property Acknowledgment, Home Equity Loan Notice of Address for Borrower Notification of Violation, Choice of Insurance Notice, Collateral Protection Insurance Disclosure, Non-Deposit Investment Product Disclosure Are there any promotional materials?, Insurance Solicitation/Post Commitment Requirement, Construction Loan Disclosure)."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business form disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35104782	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Other	?.??	????	??/??/????	Unavailable	No	Loss Mitigation	Chapter 11	xx	?	No	xx	Not Applicable	???.??	?.???%	180	xx	xx	Conventional	Fixed	Refinance	30.959%	30.959%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	35.004%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx
Chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx/xx/xxxx.
There are x civil judgments first in the favor of xx in the amount of $xxx,xxx.xx which was recorded on xx/xx/xxxx and another in the amount of $x,xxx,xxx.xx which was recorded on xx/xx/xxxx in the favor of xx.
There are x ECB liens in the favor of xx first in the amount of $xxx.xx which was recorded on xx/xx/xxxx, second in the amount of $xxx.xx which was recorded on xx/xx/xxxx and another in the amount of $xxx.xx which was recorded on xx/xx/xxxx.
The subject property is located in NY.
There is a possibility of foreclosure due to above unpaid ECB liens.
For parcel#xx
xxxx xst and xnd installment taxes have been due in the amount of $xxxx.xx and xxxx xrd and xth installment taxes have been due in the amount of $xxxx.xx.
xxxx xth installment taxes have been delinquent in the amount of $x.xx.
xxxx utility taxes have been due in the amount $xxxx.xx with due date xx/xx/xxxx.
For parcel#xx
xxxx xst and xnd installment taxes have been due in the amount of $xxx.xx and xxxx xrd and xth installment taxes have been due in the amount of $xxx.xx.	As per the review of the payment history, the borrower has been delinquent for xx months and next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx which was applied for xx/xx/xxxx. The UPB as per tape is $xxx,xxx.xx. The current P&I is $xxx.xx and PITI is $x,xxx.xx.The borrower has been making his payments as per xxxx mod terms	Collections Comments:The loan is currently in active bankruptcy and next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx which was applied for xx/xx/xxxx. As per the PACER report, the borrower has been Chapter xx under case #xx filed on xx/xx/xxxx and it was petition filed on xx/xx/xxxx. The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx and the judgment was entered on xx/xx/xxxx. No further details have been found. The loan was modified and fcl was placed on hold. The rfd is unable to determine. The loan was modified once since origination and the borrower has been making his payments as per mod terms. The property is owner-occupied. No comments have been found stating damages and repairs to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx and the judgment was entered on xx/xx/xxxx. No further details have been found. The loan was modified and fcl was placed on hold.
Bankruptcy Comments:As per the PACER report, the borrower has been Chapter xx under case #xx filed on xx/xx/xxxx and it was petition filed on xx/xx/xxxx. There was a related BK filing under case #xx which was converted from Chap xx to Chap xx. The proof of Claim filed by Green Tree Servicing dated xx/xx/xxxx reflects a secured claim in the amount of xx with an arrearage of $xxx,xxx.xx. At the time of review, the borrower has completed all payment plans under the Chap xx.	This step modification agreement was signed between the borrower xx and the lender xx on xx/xx/xxxx.
The UPB is $xxx,xxx.xx. The borrower promises to pay P&I of $xxx.xx with the modified rate of x.xxx %, beginning from xx/xx/xxxx and the maturity is xx/xx/xxxx.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL $51,420.50 $51,726.30 -$305.80.
TILA Foreclosure Rescission Finance Charge Test: FAIL $51,420.50 $51,726.30 -$305.80."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $51,726.30. The disclosed finance charge of $51,420.50 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $51,726.30. The disclosed finance charge of $51,420.50 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file, NY Consumer Credit Disclosure / Fair Credit Reporting Notice, NY Interest Rate Disclosure, NY Hazard Insurance  Disclosure, Tax Escrow Account Designation, Mortgage Bankers and Exempt Organizations Preapplication, Part 80 Disclosure, Alternative Mortgage Transaction Disclosures, Co-Signer Notice Requirements, Default Warning Notice, Smoke Alarm Affidavit, New York Real Property Escrow Account Disclosure, Subprime Home Loan Counseling Disclosure, Subprime Home Loan Tax and Insurance Payment Disclosure, Subprime Home Loan Disclosure, Commitment Disclosure, Lock-in Disclosure and Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing disclosure is not provided"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8753553	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	?	????.??	??/??/????	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	45.729%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx/xx/xxxx shows the subject mortgage was originated xx
No active judgment or liens are found pending.
As per updated title report county taxes for the year of xxxx-xxxx, xst and xnd installment was paid in the total amount of $xxxx.xx. Also, county taxes for the year of xxxx-xxxx, xst and xnd installment was paid in the total amount of $xxxx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx which was applied to xx/xx/xxxx. The next due date is xx/xx/xxxx. The payment was received as per modification agreement. The payment history does not shows current UPB. Hence, value is taken from tape data in the amount of $xxx,xxx.xx.	Collections Comments:Available servicing comments and documents in file reveal that foreclosure was initiated in loan by filing referral xx/xx/xxxx by attorney and foreclosure sale schedule is schedule. In between FC process was delayed due to loss mitigation efforts and loan was modified on xx/xx/xxxx. No further details are available.
As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx which was applied to xx/xx/xxxx. The next due date is xx/xx/xxxx. The payment was received as per modification agreement.  The payment history does not shows current UPB. Hence, value is taken from tape data in the amount of $xxx,xxx.xx.
As per PACER, bankruptcy was not initiated on the loan.
The reason for default is divorce.
The subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:Available servicing comments and documents in file reveal that foreclosure was initiated in loan by filing referral xx/xx/xxxx by attorney  and foreclosure sale schedule is schedule. In between FC process was delayed due to loss mitigation efforts and loan was modified on xx/xx/xxxx. No further details are available.
Bankruptcy Comments:Not Applicable	This loan modification was done on xx/xx/xxxx between the xx (Borrower) & xx(Lender). The amortization type is fixed and new unpaid Principal balance is xx and modification original rate is x.xxx % and Monthly P&I is $xxx.xx. The modification payment start date is xx/xx/xxxx and new maturity date is xx/xx/xxxx.
Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at CA state.
Following state disclosure is missing from the loan file. :-
1) Impound Account Disclosure.
2) Cosigner Notice.
3) Hazard Insurance Disclosure.
4) Privacy Notice.
5) Application for Credit-Married Persons"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28815883	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	35.605%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The Updated-title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with (borrower) xx.
 No judgments and liens have been found.
The xst and xnd installments of county taxes for the year xxxx are paid in the amount of $xxx.xx & $xxx.xx respectively.
No delinquent taxes found.	The review of the payment history shows that, the borrower is currently delinquent for more than xx months and the next due date is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx.
The UPB is not stated in the payment history, as per tape data it is $xxx,xxx.xx. The Current P&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx%.	Collections Comments:The review of comment history shows that, the loan is in active foreclosure. The borrower is currently delinquent for more than xx months. The reason for default is curtailment of income.
The foreclosure process was initiated and was referred to attorney on xx/xx/xxxx.
No evidence of bankruptcy has been found.
The collection comments dated xx/xx/xxxx shows that, the file was referred to litigation to proceed curatively to obtain a lien release due to a senior dot to xx The issue was got resolved.
The last payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. The UPB is not stated in the payment history, as per tape it is $xxx,xxx.xx. The Current P&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx%.
The property has been occupied by the owner itself.

Foreclosure Comments:The foreclosure process was initiated and was referred to attorney on xx/xx/xxxx. No further information is available from the comments and loan file.

Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 not signed by borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE result is Moderate because this loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL Loan Data 5.000%  Comparison Data 1.806%  and variance is +3.194%
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "The loan origination date is xx/xx/2007 as per Note. However as per the final HUD-1 it is xx/xx/2007."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45315287	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	650	Not Applicable	48.146%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx.
The chain of assignment has been completed.
There is a junior mortgage originated on xx.
The xxxx year's Town annual installment taxes have been paid in the amount of $xxx.xx, for the due date xx/xx/xxxx.
The xxxx year's County annual installment taxes have been paid in the amount of $xxx.xx, for the due date xx/xx/xxxx.
The xxxx year's Other annual installment taxes have been paid in the amount of $xx.xx, for the due date xx/xx/xxxx.
The xxxx-xxxx year's  School annual installment taxes have been paid in the amount of $x,xxx.xx, for the due date xx/xx/xxxx.

According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx,xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.A borrower making payment as per Note terms.	Collections Comments:The loan is currently in Foreclosure.The payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx,xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.A borrower making payment as per Note.This loan was not modified . The reason for default is unemployment and decreased income. The subject property has been occupied by the Owner. The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx.The complaint was filed on xx/xx/xxxx. No post close bankruptcy found as of xx/xx/xxxx.
Foreclosure Comments: The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx.The complaint was filed on xx/xx/xxxx.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is not signed by the borrower."
* Application Not Signed by All Borrowers (Lvl 2)     "Final application is not signed by the borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "List of Services Providers is missing from the loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5679034	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	28.955%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.x	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of updated title report dated xx.
The chain of assignment has been completed.
The latest assignment from xx which was recorded on xx/xx/xxxx.
There is one junior mortgage was originated on xx.
The xxxx year's Borough Annual taxes have been paid in the amount of $xxx.xx, for the due date xx/xx/xxxx.
The xxxx year's County Annual taxes have been paid in the amount of $xxx.xx, for the due date xx/xx/xxxx.
The xxxx year's School Annual taxes have been paid in the amount of $x,xxx.xx, for the due date xx/xx/xxxx.
No prior year delinquent taxes are found.

As per the review of the payment history, the borrower is delinquent for xxx+ days and next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $xxx.xx, with rate of interest x.xxxx%, which was applied for xx/xx/xxxx. As per tape the UPB is in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx.The borrower is making payment as per the loan modification which was made on xx/xx/xxxx.

Collections Comments:As per the review of servicing comments the loan is currently is in collections. The foreclosure was initiated and referred to attorney on xx/xx/xxxx. The borrower has complaint filed on xx/xx/xxxx. The foreclosure was put on hold due to loss mitigation. The loan is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $xxx.xx, with rate of interest x.xxxx%, which was applied for xx/xx/xxxx. As per tape the UPB is in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx.
The borrower is making payment as per the loan modification which was made on xx/xx/xxxx.
As per the servicing comments dated xx/xx/xxxx,the reason for default Unemployment.
But as per the review of servicing comments, the borrower wants to keep the property.  However, as per the available records borrower is willing to pay the loan.

Foreclosure Comments:The foreclosure was initiated and referred to attorney on xx/xx/xxxx.  The borrower has complaint filed on xx/xx/xxxx. The foreclosure was put on hold due to loss mitigation.

Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower xx, effective on xx/xx/xxxx. The reason for modification is a financial hardship. There is no any deferred balance and principal forgiven amount is given.
As per the modified terms, the new principal balance is $xx,xxx.xx.  First Payment had begun on xx/xx/xxxx and borrower promises to pay $xxx.xx, monthly with a modified interest rate of x.xxxx %, with a maturity date will be xx/xx/xxxx.
The prior modification agreement was made on xx/xx/xxxx.
xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The complienceEase test failed for the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: Loan Data: 9.125% Comparison Data: 7.500% Variance:+1.625%"
																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94543895	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Not Applicable	First	?	???	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.352%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx.
There is two junior active civil judgment found against the borrower.
First, in favor xx recorded on xx/xx/xxxx in the amount of $x,xxx.xx.
Second, in favor of xx recorded on xx/xx/xxxx in the amount of $x,xxx.xx.
There is one state tax lien found against the borrower in favor of xx on xx/xx/xxxx in the amount of $xx,xxx.xx.
xxxx annual taxes are paid in the amount of $xxx.xx. No prior delinquency taxes are found.

As per the review of payment history, the borrower is xxx+ day delinquent. The last payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx payment in the amount $x,xxx.xx. The next due date is xx/xx/xxxx. The payment was received as per modification agreement. As per payment history current UPB is $xx,xxx.xx.	Collections Comments:Loan is currently in active Bankruptcy, Borrower has filed bankruptcy under Chapter xx, case # xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx.
As per chapter xx plan debtor shall pay to the trustee in the amount of $xxx.xx per months for the xx months.
Available servicing comment and documents in file reveals foreclosure was initialed in loan by filing compliant xx/xx/xxxx by attorney. The lis pendens filed on xx/xx/xxxx . The prior sale date is xx/xx/xxxx. In between FC process delayed due to loss mitigation efforts and prior bankruptcy filings. Due to filing of bankruptcy by borrower on xx/xx/xxxx  FC process currently went on hold. No further details available.
As per the review of payment history, the borrower is xxx+ day delinquent. The last payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx payment in the amount $x,xxx.xx. The next due date is xx/xx/xxxx.  The payment was received as per modification agreement. As per payment history current UPB is $xx,xxx.xx.
As per servicing comment reason for default is death of family member.
As per servicing comment subject property occupied by owner.
Foreclosure Comments:Available servicing comment and documents in file reveals foreclosure was initialed in loan by filing compliant xx/xx/xxxx by attorney. The lis pendens filed on xx/xx/xxxx . The prior sale date is xx/xx/xxxx. In between FC process delayed due to loss mitigation efforts and prior bankruptcy filings. Due to filing of bankruptcy by borrower on xx/xx/xxxx  FC process currently went on hold. No further details available.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case #xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx.
As per chapter xx plan debtor shall pay to the trustee in the amount of $xxx.xx per months for the xx months.	This loan modification was done on xx/xx/xxxx between the borrower xx and (Lender). The amortization type is fixed and new unpaid Principal balance is $xx,xxx.xx and modification original rate is x.xxx % and Monthly P&I is $xxx.xx. The modification payment start date is xx/xx/xxxx and new maturity date is xx/xx/xxxx
Credit Report HUD-x Closing Statement	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file however, estimated HUD-1 is available in the loan file with settlement date xx/xx/2007. Doc xx"	* Final TIL Date after actual transaction date (Lvl 2) "As per Final TIL date is xx/xx/2007 however, as per estimated HUD-1 settlement date is xx/xx/2007 which is difference from final TIL date."
* Missing credit report (Lvl 2)     "credit report missing in loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per note, loan origination date is xx/xx/2007 however, as per the estimated HUD-1 date is xx/xx/2007 which is different from the note date."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6067696	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	xxxxx	x.xx%	xxx.xx	xx/xx/xxxx	Financial Hardship	The updated title report dated xx.
The chain of the assignment is complete. The current assignee is xx pass-through trust X which was recorded on xx/xx/xxxx.
There are two civil judgments against borrower xx in the cumulative amount of $xx,xxx which was recorded on xx/xx/xxxx.
xxxx combined jurisdiction annual installment has been paid in the amount of $xxxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in an active bankruptcy and the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The reason for default is unable to determine from collection comments.
The borrower has been making the payments as per the modification. The modification agreement was made between the borrower xx and lender on xx/xx/xxxx.
The new principal balance is in the amount of $xx,xxx.xx, the interest-bearing amount is  $xx,xxx.xx with the deferred balance of $xx,xxx.
The borrower promises to pay the monthly P&I in the amount of $xxx.xx beginning from xx/xx/xxxx with the interest rate of x.xxx% and the maturity date is xx/xx/xxxx. There is no provision for the balloon payment.
The borrower had filed bankruptcy under chapter xx with the case #xx on xx/xx/xxxx. The plan has converted into chapter xx on xx/xx/xxxx. The plan has not been confirmed. The date of the last filing is xx/xx/xxxx. As per the chapter xx plan, the debtor supposed to pay the trustee monthly amount of $xx,xxx.xx for xx months. The POC was filed on xx/xx/xxxx, the amount of claim is $xx,xxx.xx and the arrearage in the amount of $x,xxx.xx.
As per the latest BPO report dated xx/xx/xxxx, the subject property has been occupied by the owner and is in an average condition. The listed price is quoted in the amount of $xxx,xxx. Recent servicing comments do not reflect any damage pertaining to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case #xx on xx/xx/xxxx. The plan has converted into chapter xx on xx/xx/xxxx. The plan has not been confirmed. The date of the last filing is xx/xx/xxxx. As per the chapter xx plan, the debtor supposed to pay the trustee monthly amount of $xx,xxx.xx for xx months. The POC was filed on xx/xx/xxxx, the amount of claim is $xx,xxx.xx and the arrearage in the amount of $x,xxx.xx.	The modification agreement was made between the borrower xx and the lender xx on xx/xx/xxxx. The new principal balance is in the amount of $xx,xxx.xx, the interest-bearing amount is $xx,xxx.xx with the deferred balance of $xx,xxx. The borrower promises to pay the monthly P&I in the amount of $xxx.xx beginning from xx/xx/xxxx with the interest rate of x.xxx% and the maturity date is xx/xx/xxxx. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida, however, the following disclosures are missing from the loan file.
Anti-Coercion Notice
Radon Gas Disclosure
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48017955	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Other	xx	?	????.??	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	77.557%	77.557%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	41.948%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx.

The chain of assignment has not been completed. The current assignment was done from xx. The last assignment should be with xx. The provided assignment with the instrument #xx has the wrong reference to the subject mortgage. This assignment was not for a subject mortgage.
 There are five HOA liens against the subject property for the total amount of $xxxxx.xx in the favor of xx which was recorded on different dates.
The School and County annual taxes for the year xxxx have been paid in the total amount of $xxxx.xx.
No prior year delinquent tax has been found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date was xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB reflected is reflected is in the amount of $xx,xxx.xx.
The borrower has been making the payments as per the original note terms.	Collections Comments:According to the servicing comment, the loan is in active collections and the next due date was xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB reflected is $xx,xxx.xx.
The borrower has been making the payments as per the original note terms.
The comment dated xx/xx/xxxx, the modification was denied as the borrower did not return the final modification documents on time. The independent modification review was completed and awaiting for missing documents.
According to the servicing comment, the foreclosure was initiated in xxxx. The file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. However, the foreclosure was put on hold as xx(borrower) had filed bankruptcy under chapter xx with the case#xx on xx/xx/xxxx. The debtor filed amended chapter xx plan on xx/xx/xxxx which was confirmed on xx/xx/xxxx. According to the plan, the debtor shall pay $x,xxx.xx for xx months for the total amount of $xxx,xxx.xx. The debtor may surrender the collateral to a secured creditor after confirmation of the plan by filing a motion pursuant to Fed. R. Bankr. P. xxxx for an agreed order providing for surrender of collateral and termination of the automatic stay. The creditor xx had filed POC on xx/xx/xxxx with a secured claim amount of $xxx,xxx.xx and arrearage of $xx,xxx.xx. As per the trustee’s final report which was filed on xx/xx/xxxx (Doc#xxx), the debtor had paid the amount of arrearage of $xx,xxx.xx. Also, the ongoing mortgage is paid in the principal amount of $xx,xxx.xx. The trustee’s motion to dismiss the case was filed on xx/xx/xxxx (Doc#xx) which was granted on xx/xx/xxxx. The case was dismissed for other reason on xx/xx/xxxx and terminated on xx/xx/xxxx.
According to the comment dated xx/xx/xxxx, the subject property had been damaged due to disaster. There was a hazard loss due to hurricane Harvey. The roof of the subject property has leaks everywhere and the structure may be damaged. Walls of the home outside are damaged as well. Sheet rocks has been removed from inside. The comment dated xx/xx/xxxx states that the approval is given to release the first draw of $xxxx based on the contractor’s request. The loss draft of $xxxx with check#xx was issued on xx/xx/xxxx from SMBR. As per comment dated xx/xx/xxxx, the final draw check#xx was ordered in the amount of $xx,xxx.xx. There are no comments regarding repairs has been found. Hence, unable to determine whether the damage has been repaired or not. Latest exterior BPO report dated xx/xx/xxxx does not reflect any damage to the subject property.
Foreclosure Comments:According to the servicing comment, the foreclosure was initiated in xxxx. The file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. However, the foreclosure was put on hold as xx (borrower) had filed bankruptcy under chapter xx with the case#xxon xx/xx/xxxx. No further details are available.
Bankruptcy Comments:xx (borrower) had filed bankruptcy under chapter xx with the case#xx on xx/xx/xxxx. The debtor filed amended chapter xx plan on xx/xx/xxxx which was confirmed on xx/xx/xxxx. According to the plan, the debtor shall pay $x,xxx.xx for xx months for the total amount of $xxx,xxx.xx. The creditor xx had filed POC on xx/xx/xxxx with a secured claim amount of $xxx,xxx.xx and arrearage of $xx,xxx.xx. As per the trustee’s final report which was filed on xx/xx/xxxx (Doc#xxx), the debtor had paid the amount of arrearage of $xx,xxx.xx. Also, the ongoing mortgage is paid in the principal amount of $xx,xxx.xx. The trustee’s motion to dismiss the case was filed on xx/xx/xxxx (Doc#xx) which was granted on xx/xx/xxxx. The case was dismissed for other reason on xx/xx/xxxx and terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The property is located in state of Texas. The following required State Disclosure is missing from the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment(“xx”)
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure (“xx”)
12.Non-Deposit Investment Product Disclosure
13.Insurance Solicitation/Post Commitment Requirement"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41592505	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	?	?????.??	Unavailable	Unavailable	Yes	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	FHA	ARM	Purchase	100.000%	100.000%	Unavailable	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx.
The chain of assignments has not been completed.
The current assignment was done from xx which was recorded on xx/xx/xxxx. However, the last assignment should be with xx.
There is an active junior judgment against the borrower xx which was recorded on xx/xx/xxxx for the amount of $x,xxx.xx.
The combined first installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date was xx/xx/xxxx. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB reflected in the amount of $xxx,xxx.xx.
The loan has been modified twice since origination.
The borrower has been making the payments as per the second loan modification which was made on xx/xx/xxxx.	Collections Comments:According to the servicing comment, the loan is in active foreclosure and the next due date was xx/xx/xxxx. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB reflected in the amount of $xxx,xxx.xx.
The loan has been modified twice since origination.
The first loan modification was made on xx/xx/xxxx located at “xx”. The borrower has been making the payments as per the second loan modification which was made on xx/xx/xxxx between the borrower xx and the lender xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower promises to pay $xxx.xx with the rate of interest x% beginning from xx/xx/xxxx. The new maturity date is xx/xx/xxxx. The modification further amortized into x steps.
xx (borrower) had filed bankruptcy under chapter xx with the case#xx on xx/xx/xxxx. Unable to determine the further details from PACER report. However, the case was terminated on xx/xx/xxxx.
As per the notice of lis pendence, the complaint was filed on xx/xx/xxxx with the case#xx. The amended complaint was filed on xx/xx/xxxx. The further details are not found. However, the file was put on hold for loss mitigation. The foreclosure was re-initiated in xxxx. The complaint was filed on xx/xx/xxxx with the case#xx. However, the foreclosure was initiated in xxxx. The comment dated xx/xx/xxxx, the foreclosure was contested. However, unable to determine the reason of contested. The complaint was filed on xx/xx/xxxx. The further details are not found.
According to the BPO report dated xx/xx/xxxx, the subject property was owner occupied and in average condition.
There are no damages or repairs have been found.
Foreclosure Comments:As per the notice of lis pendence, the complaint was filed on xx/xx/xxxx with the case#xx. The amended complaint was filed on xx/xx/xxxx. The further details are not found. However, the file was put on hold for loss mitigation. The foreclosure was re-initiated in xxxx. The complaint was filed on xx/xx/xxxx with the case#xx. However, the foreclosure was initiated in xxxx. The comment dated xx/xx/xxxx, the foreclosure was contested. However, unable to determine the reason of contested. The complaint was filed on xx/xx/xxxx. The further details are not found.
Bankruptcy Comments:xx (borrower) had filed bankruptcy under chapter xx with the case#xx on xx/xx/xxxx. Unable to determine the further details from PACER report. However, the case was terminated on xx/xx/xxxx.	The first loan modification was made on xx/xx/xxxx located at “xx”. The borrower has been making the payments as per the second loan modification which was made on xx/xx/xxxx between the borrower xx and the lender xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower promises to pay $xxx.xx with the rate of interest x% beginning from xx/xx/xxxx. The new maturity date is xx/xx/xxxx. The modification further amortized into x steps.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.Mortgage Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative Mortgage Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.New York Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value as supportive documents are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96224972	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	180	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx.
The chain of assignment has not been completed. The latest assignment is from, xx.
No active judgments or liens have been found against the borrower.
xxxx county jurisdiction annual installment tax has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxxx School jurisdiction annual installment tax has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxxx utility jurisdiction annual installment tax has been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.

Collections Comments:As per the review of the servicing comments, currently, the loan is in the collection and the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is a loss of income. The loan has never been modified since origination. The borrower has been making the payments as per the note.
The borrower had filed bankruptcy under Chapter xx with the Case # xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx and the plan was dismissed on xx/xx/xxxx. The POC was filed by the creditor on xx/xx/xxxx for the amount of $xxx,xxx.xx and the arrearage amount is $xxx,xxx.xx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of $xxxx per month for xx months.
As per the document located at xx, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. As per comment dated xx/xx/xxxx, the sale has been scheduled on xx/xx/xxxx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under Chapter xx with the Case # xx on xx/xx/xxxx.
As per the latest BPO report dated xx/xx/xxxx, the subject property has been occupied by the owner and is in an average condition. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:As per the document located at xx the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. As per comment dated xx/xx/xxxx, the sale has been scheduled on xx/xx/xxxx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under Chapter xx with the Case # xx on xx/xx/xxxx.
Bankruptcy Comments:The borrower had filed bankruptcy under Chapter xx with the Case # xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx and the plan was dismissed on xx/xx/xxxx. The POC was filed by the creditor on xx/xx/xxxx for the amount of $xxx,xxx.xx and the arrearage amount is $xxx,xxx.xx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of $xxxx per month for xx months.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Application Missing (Lvl 2) "Final Application is missing from the loan file along with transmittal summary report."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test:Result: FAIL ;Loan Data: 0.000%;  Comparison Data:9.525% ; Variance:-9.525%."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test:Result: FAIL ;Loan Data: 0.000%;  Comparison Data:9.525% ; Variance:-9.525%.
This loan failed the TILA APR test. The annual percentage rate (APR) is 9.525%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file ."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX state. The following state disclosure are missing from the loan file.
·TX Loan Agreement Notice
·Commitment Requirement/Anti-Tying
·TILA Disclosures in Spanish
·Home Equity Consumer Disclosure
·Home Equity Loan Interest and Fees Preclosing Disclosure
·Home Equity Loan Copies of Documents
·Home Equity Loan Rescission Notice
·Fair Market Value of Homestead Property Acknowledgment
·Home Equity Loan Notice of Address for Borrower Notification of Violation
·Choice of Insurance Notice
·Collateral Protection Insurance Disclosure
·Non-Deposit Investment Product Disclosure Are there any promotional materials?
·Insurance Solicitation/Post Commitment Requirement
·Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94064216	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	Yes	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	ARM	Purchase	85.000%	85.000%	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	xxxxx.xx	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx.
The chain of assignment has not been completed. The latest assignment is with xx.
No active judgments or liens have been found.
The Combined xnd installment taxes of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
No prior years delinquent taxes have been found.	According to the latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx. The borrower has been making the payments as per the modification agreement dated xx/xx/xxxx.	Collections Comments:According to the servicing comments, the loan is in the bankruptcy and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx. The borrower has been making the payments as per the modification agreement dated xx/xx/xxxx.
Reason for default is unemployment/decreased income as per the comments.
The loan had been modified on xx/xx/xxxx. The unpaid principal balance is $xx,xxx.xx with interest rate x.xx% which steps up in xxsteps ending at x.xxx%. The borrower promises to pay the monthly  P&I of $xxx.xx beginning from xx/xx/xxxx. The maturity date will be on xx/xx/xxxx.
No evidence has been found in the latest xx months’ servicing comments regarding the foreclosure.
The review of the bankruptcy shows that the borrower had filed the bankruptcy under chapter xx with case#xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with the secured claim amount of $xx,xxx.xx and the arrearage amount of was $xx,xx.xx. According to the chapter xx plan, the debtor shall pay to the trustee the sum of $x,xxx.xx per month for a period of xx months. The date of last filing bankruptcy was xx/xx/xxxx.
The comment dated xx/xx/xxxx, the subject property is Owner occupied.
According to the BPO report dated xx/xx/xxxx located at (xxxxxx), the subject property is owner-occupied and is in average condition. The “As is Price” price is  $xxx,xxx.xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The review of the bankruptcy shows that the borrower had filed the bankruptcy under chapter xx with case#xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with the secured claim amount of $xx,xxx.xx and the arrearage amount of was $xx,xx.xx. According to the chapter xx plan, the debtor shall pay to the trustee the sum of $x,xxx.xx per month for a period of xx months. The date of last filing bankruptcy was xx/xx/xxxx. Plan was confirmed on xx/xx/xx.	This Step modification agreement was signed between the borrower xx and the lender xx on xx/xx/xxxx.
The unpaid principal balance is $xx,xxx.xx with interest rate x.xx% which steps up in xxsteps ending at x.xxx%. The borrower promises to pay the monthly  P&I of $xxx.xx beginning from xx/xx/xxxx. The maturity date will be on xx/xx/xxxx.
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by all borrowers."	* Application Missing (Lvl 2) "Final 1003 application along with transmittal is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: FAIL; Loan Data: 9.995%; Comparison Data: 7.000% and Variance: +2.995%.
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL; Loan Data: 0.000%; Comparison Data: 9.995%; Variance: -9.995%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.995%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct. disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report along with 1008 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx State. The following state disclosure is missing from the loan file:
1. Choice of Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine the operative index value since the supportive documents are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53208210	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	??.??%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx.
There are three IRS/Federal Tax liens against the borrower in the combined amount of $xxxxxx.xx held by “xx” which was recorded on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx respectively.
The property taxes of the year xxxx are paid in the amount of $x,xxx.xx and the taxes of the year xxxx are due for the due date xx/xx/xxxx. Prior years taxes are not delinquent.
According to the review of latest payment history dated xx/xx/xxxx, the borrower has been delinquent from xx/xx/xxxx to xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and current interest rate is x.xxx. The borrower is paying according to the loan modification agreement dated xx/xx/xxxx.	Collections Comments:According to the latest collection comments dated xx/xx/xxxx, the borrower has been delinquent from xx/xx/xxxx to xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and current interest rate is x.xxx. The borrower is paying according to the loan modification agreement dated xx/xx/xxxx.
Currently the loan is not in active foreclosure.
The bankruptcy was not filed by the borrower.
According to the collection comment dated xx/xx/xxxx, the customer reported disaster impact and shows the property has damaged due to hurricane. According to the collection comment dated xx/xx/xxxx, the damaged property referral received. Also the collection comment dated xx/xx/xxxx shows, the property has a problem occurred due to Houston hurricane. However; the latest BPO report dated xx/xx/xxxx, located at "xx" shows, the subject property is occupied and is in good condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan Modification agreement made on xx/xx/xxxx between “xx” ("Borrower") and “xx.” ("Lender"). The new modified unpaid principal balance is $xxx,xxx.xx.
The new modified P&I is $x,xxx.xx and new interest rate is x.xxx%. The first payment begun on xx/xx/xxxx and xx/xx/xxxx will be the new maturity date.
Prior to this the loan was modified on xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD 1 is missing from the loan file. Also, neither Estimated HUD-1 nor itemization is available."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at "Texas" state and following disclosures are required which are missing from the loan file.
1) TX Loan Agreement Notice.
2) Commitment Requirement/Anti-Tying.
3) Choice of Insurance Notice.
4) Collateral Protection Insurance Disclosure.
5) Non-Deposit Investment Product Disclosure Are there any promotional materials?.
6) Insurance Solicitation/Post Commitment Requirement."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91189554	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	No	Not Applicable	First	?	????.??	??/??/????	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	ARM	Refinance	79.778%	79.778%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	39.668%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	Updated title report as of xx. There is a civil judgment in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of xx. The annual combined taxes are	Review of updated payment history shows that the loan is in delinquency for more than xxx days. The borrower is not making his monthly payments. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history shows the UPB in the amount of $xxx,xxx.xx. Borrower is making the payments according to the disclosure statement along with mod dated on xx/xx/xxxx available at "xx".	Collections Comments:The loan is currently in active foreclosure. According to the servicing comments and documents available in the loan file the foreclosure was initiated on the loan and referred to attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx . The judgment was entered on xx/xx/xxxx. The foreclosure was on LPS hold dated xx/xx/xxxx. No further details have been found regarding foreclosure.
The loan is in delinquency for more than xxx days. The borrower is not making his monthly payments. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx.  The latest payment history shows the UPB in the amount of $xxx,xxx.xx. Borrower is making the payments according to the disclosure statement along with mod dated on xx/xx/xxxx available at "xx".
The loan mod workout plan had given to borrower and the trial payments was due on xx/xx/xxxx, x/x/xxx, and xx/xx/xxxx with the P&I of $xxx.xx. the borrower had completed this trial plan hence the loan was automatically become modified on xx/xx/xxxx.
The loan was modified with an effective date of xx/xx/xxxx and according to the mod the new principal balance is $xxx,xxx.xx to a step modification and the rate was starting from x.xx%. The borrower had given promise to pay P&I in the amount of  $xxx.xx  which had begun from xx/xx/xxxx  with a new maturity date of xx/xx/xxxx. The rate changes in x steps ending at x.xxx%.
The lender had forgiven the amount xx and the borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.
There is one disclosure located at "xx" which state that the terms of the modified loan had changes with the first modified payment due on xx/xx/xxxx such as the new rate should be x.xx% and the new P&I should be $xxx.xx.

The reason for default is martial difficulties.
According to the latest BPO report dated xx/xx/xxxx the property is owner occupied and no visible damage found. Property is in average condition.
Foreclosure Comments:According to the servicing comments and documents available in the loan file the foreclosure was initiated on the loan and referred to attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx . The judgment was entered on xx/xx/xxxx. The foreclosure was on LPS hold dated xx/xx/xxxx. No further details have been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	The loan mod workout plan had given to borrower and the trial payments was due on xx/xx/xxxx, x/x/xxx, and xx/xx/xxxx with the P&I of $xxx.xx. the borrower had completed this trial plan hence the loan was automatically become modified on xx/xx/xxxx.
The loan was modified with an effective date of xx/xx/xxxx and according to the mod the new principal balance is $xxx,xxx.xx to a step modification and the rate was starting from x.xx%. The borrower had given promise to pay P&I in the amount of  $xxx.xx  which had begun from xx/xx/xxxx  with a new maturity date of xx/xx/xxxx. The rate changes in x steps ending at x.xxx%.
The lender had forgiven the amount xx and the borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.
There is one disclosure located at "xx" which state that the terms of the modified loan had changes with the first modified payment due on xx/xx/xxxx such as the new rate should be x.xx% and the new P&I should be $xxx.xx.
Borrower is making the payments according to this disclosure statement.	Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in MA state and the required disclosures are missing from the loan file as follow.
1. Carbon Monoxide Alarms
																																																																																								2. MA Smoke Detector Certificate"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53730176	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	FHA	Fixed	Refinance	91.758%	91.758%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx.

No single assignment found in the updated title report for the subject mortgage.

No active judgments or liens found in the updated title report.

xxxx year annual combined taxes of $x,xxx.xx were paid off on xx/xx/xxxx.
The review of updated payment history as of xx/xx/xxxx, the subject loan is currently performing and the next due date of payment is xx/xx/xxxx. The last payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is mentioned in the updated payment history is in the amount of $xxx,xxx.xx. Borrower is currently making payments according to the original Note terms.	Collections Comments:The subject loan is currently performing and the next due date of payment is xx/xx/xxxx. The last payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is mentioned in the updated payment history is in the amount of $xxx,xxx.xx. Borrower is currently making payments according to the original Note terms.
Borrower said that the reason for default was home repair but there is no nature of damage and cost and current status of repairs are available in the latest xx months servicing comments/loan file.
The reason for default was excessive obligation and curtailment of income.
The servicing comment dated on xx/xx/xxxx states that there was a principal reduction of $xxxx.xx and the $xxx.xx is available in suspense for payment and the same thing is showing in updated payment history.
There is no information found in the PACER regarding filing of Bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	xx	2: Acceptable with Warnings	* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership Counseling Organizations disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan was originated as FHA insured loan. MI certificate is required, however, the same has been missing from the loan file, but the document located at "1712557_Case cancelled.pdf xx" states case was canceled on xx/xx/2014 and it was archived."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state (WI) disclosure is missing from the loan file:
1.  Choice of Insurance Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61082415	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	Yes	Yes	Not Applicable	Second	?	???.??	??/??/????	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	??.????%	240	xx	xx	Conventional	Fixed	Cash Out	88.669%	88.669%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	479	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	xxxx.xx	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx.

The chain of assignment has been completed.
The property taxes for the year xxxx have been due in the amount of $xxx.xx. These taxes were recently due for xx/xx/xxxx.

No active judgments or liens have been found.

As per the tax report, the property has been exempted for xxxx and current year taxes.
However, the prior xxxx  county taxes have been due in the amount of $xxx.xx.  Those taxes were recently due for xx/xx/xxxx.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of dated xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The reason for default could not be determined from the servicing comments.
The foreclosure was initiated. The referral date is unable to determine. The complaint was filed on xx/xx/xxxx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/xxxx. No further details have been found.
According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case#xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx, the POC amount is $xx,xxx.xx and the arrearage amount is $x,xxx.xx. Post petition due date is xx/xx/xxxx. There is no comment indicating a cram down.
As per the collection comment xx/xx/xxxx, the property had interior damages to baseboards and flooring in multiple rooms due to water. The date of loss was xx/xx/xxxx. Latest servicing dated xx/xx/xxxx shows that the final insurance claim check(#xx) under claim# xx in the amount of $x,xxx.xx was issued on xx/xx/xxxx. As per the servicing comment dated xx/xx/xxxx and xx/xx/xxxx, all the repairs had been completed. Latest BPO report dated xx/xx/xxxx does not reflect any damage to the subject property.

Update:
As per the servicing comment dated xx/xx/xxxx, the BK was discharged on xx/xx/xxxx.
Foreclosure Comments: The foreclosure was initiated. The referral date is xx/xx/xxxx. Foreclosure sale date was xx/xx/xxxx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/xxxx. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case#xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with secured claim in the amount of $xx,xxx.xx and the arrearage amount is $x,xxx.xx. Post petition due date is xx/xx/xxxx. There is no comment indicating a cram down.	An adjustment of terms agreement was made between borrower "xx" and lender "xx" on xx/xx/xxxx to amend the terms of original note dated xx/xx/xxxx.
As per the change of terms, the borrower promised to pay UPB $xx,xxx.xx with modified interest at the rate of x.xx%, beginning from  xx/xx/xxxx. In addition to UPB, the lender has deferred  past due amount of $x,xxx.xx.
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal Right of Rescission	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "The Affidavit of lost note was found at location "xx"(dated xx/xx/2016) indicating the original note was lost or misplaced; However, the true and correct copy of the original note attached to the same file."	* Application Missing (Lvl 2) "Final loan application/1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in massachusetts. Following disclosures are required in this sate.
1.Lead-Based Paint Disclosure
2.Mortgage Loan Application Disclosure
3.Carbon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Notice of the Specific Reason for Denial of Credit
6.Demonstration and Documentation of Compliance with Borrower Interest Requirement
State disclosures are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32252285	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.??%	360	xx	xx	Conventional	ARM	Refinance	89.644%	89.644%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	87.627%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.x	x.xx%	xxx.xx	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx.
The chain of the assignment is completed.
There are no any active liens and judgments.
The xxxx annual taxes are paid in the amount of $x,xxx.xx
The delinquent taxes are not found
According to payment history, the borrower is making payment consistently and next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx which was applied on xx/xx/xxxx. As per tape data, the new principal balance is$xxx,xxx.xx. The borrower has been making payments as per modification agreement.	Collections Comments:The loan current is in bankruptcy. According to payment history, the borrower is making payment consistently. According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case#xx on xx/xx/xxxx . The plan was confirmed on xx/xx/xxxx. The debtor shall pay to the trustee in the amount of $xxx.xx for xx months for the total amount of $xxxxx.xx. The POC was filed on xx/xx/xxxx, the POC amount is $$xxx,xxx.xx and the arrearage amount is $$x,xxx.xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx; however, the unsecured portion is $xx,xxx.xx.
Next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx which was applied on xx/xx/xxxx. As per tape data, the new principal balance is$xxx,xxx.xx. The borrower has been making payments as per modification agreement.
According to the modification, the loan was modified on xx/xx/xxxx between the xx and Lender xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx, Interest bearing amount $xxx,xxx.xx and deferred balance is of $xx,xxx.xx  with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. The maturity date as per modification is xx/xx/xxxx. This loan was modified three times.
There are no any comments regarding foreclosure and current occupancy is occupied by unknown party.
As per servicing comments the reason for default is excessive obligation.
As per comments the willingness to pay and ability to pay is excellent.
There is previous resolution was modification which was successful.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case#xx onxx/xx/xxxx . The plan was confirmed on xx/xx/xxxx. The debtor shall pay to the trustee in the amount of $x,xxx.xx for xx months. The POC was filed on xx/xx/xxxx, the POC amount is $$xxx,xxx.xx and the arrearage amount is $$x,xxx.xx.
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx; however, the unsecured portion is $xx,xxx.xx
According to the modification, the loan was modified on xx/xx/xxxx between th xx and Lender xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx, Interest bearing amount $xxx,xxx.xx and deferred balance is of $xx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. The maturity date as per modification is xx/xx/xxxx. This loan was modified three times.	Affiliated Business Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per 1003 dated xx/xx/2007, the total monthly income is in the amount of $4684.67 and the total monthly expenses is in the amount of $2363.12 hence, DTI is exceeding 60%."
* Missing Required Disclosures (Lvl 2)     "As per review List Of Service Providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois state. The state disclosure missing from the loan file are: As per review below state disclosures are missing from loan file, IL Collateral Protection Insurance Notice, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "As per review affiliated business disclosure is missing from file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75826237	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	xx	No	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	ARM	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	8.494%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report dated xx.
The chain of assignment is complete as the subject mortgage is currently with xx.
There are eight civil judgment against the borrower open found in the total amount of $xxxxx.xx as below. :-
x) Civil judgment (Credit Card) against the borrower in the amount of $xxxx.xx favor of xx which was recorded on xx/xx/xxxx.
x) Civil judgment (Credit Card) against the borrower in the amount of $xxx.xx favor of xx which was recorded on xx/xx/xxxx.
x) Civil judgment against the borrower in the amount of $xxxx.xx favor of  xx which was recorded on xx/xx/xxxx.
x) Civil judgment against the borrower in the amount of $xxx.xx favor of xx which was recorded on xx/xx/xxxx.
x) Civil judgment (Credit Card) against the borrower in the amount of $xxxx.xx favor of xx which was recorded on xx/xx/xxxx.
x) Civil judgment  (Credit Card) against the borrower in the amount of $xxxx.xx favor of  xx which was recorded on xx/xx/xxxx.
x) Civil judgment  against the borrower in the amount of $xxxx.xx favor of xx which was recorded on xx/xx/xxxx.
x) Civil judgment  against the borrower in the amount of $xxxx.xx favor of xx which was recorded on xx/xx/xxxx.
As per updated title report, town taxes for the year of xxxx, xst & xnd installment was paid in the amount of $xxxxx.xx. Also, town taxes for the year of xxxx, xrd installment is due on xx/xx/xxxx in the amount of $xxxx.xx and xth installment is due on xx/xx/xxxx in the amount of $xxxx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx which was applied to xx/xx/xxxx. The next due date is xx/xx/xxxx. The payment was received as per modification agreement. The payment history does not shows current UPB. Hence, value is taken from tape data in the amount of $x,xxx,xxx.xx. The last payment was received as the interest rate modification certificate (xx)	Collections Comments:Borrower has filed bankruptcy under Chapter xx, case # xx on xx/xx/xxxx and plan was not confirmed. The case was converted from xx to chapter xx on xx/xx/xxxx. As per chapter xx plan debtor shall pay to the trustee in the amount of $xxxx.xx per month for the xx months. Motion for relief filed on xx/xx/xxxx. The POC is filed on xx/xx/xxxx in the amount of $x,xxx,xxx.xx and amount of arrearage is $x,xxx,xxx.xx.
Available servicing comments and documents in file reveal that foreclosure was initiated in loan by filing referral xx/xx/xxxx  by attorney.  Judgment was entered on xx/xx/xxxx. BID calculation completed on xx/xx/xxxx and foreclosure sale schedule for xx/xx/xxxx. In between FC process was delayed due to loss mitigation efforts. Due to filing of bankruptcy by borrower on xx/xx/xxxx  FC process currently was put on hold. No further details are available.
As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx which was applied to xx/xx/xxxx. The next due date is xx/xx/xxxx. The payment was received as per modification agreement.  The payment history does not shows current UPB. Hence, value is taken from tape data in the amount of  $x,xxx,xxx.xx. The last payment was received as  the interest rate modification certificate (xx).
As per servicing comment dated xx/xx/xxxx subject property is damage. The nature of repair is mold and sewer. however, damage repair amount is not available in the latest servicing comment. Also latest BPO (Doc locator#xx) dated xx/xx/xxxx, does not shows any damage or repair information.

Foreclosure Comments:Available servicing comments and documents in file reveal that foreclosure was initiated in loan by filing referral xx/xx/xxxx  by attorney.  Judgment was entered on xx/xx/xxxx. BID calculation completed on xx/xx/xxxx and foreclosure sale schedule for xx/xx/xxxx. In between FC process was delayed due to loss mitigation efforts. Due to filing of bankruptcy by borrower on xx/xx/xxxx  FC process currently was put on hold. No further details are available.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case #xx on xx/xx/xxxx and plan was not confirmed. The case was converted from xx to chapter xx on xx/xx/xxxx. As per chapter xx plan debtor shall pay to the trustee in the amount of $xxxx.xx per month for the xx months. Motion for relief filed on xx/xx/xxxx. The POC is filed on xx/xx/xxxx in the amount of $x,xxx,xxx.xx and amount of arrearage is $x,xxx,xxx.xx.	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the xx prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the xx prohibited fees test.
Loan data is $405.00 which is comparison with $0.00 and variance is +$405.00
Fees include :-
Loan Origination Fee -$175.00
Commitment Fee - $200.00
Notice of Settlemen - t $30.00"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at NJ state.
Following state disclosure is missing from the loan file. :-
1) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94194444	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	Second	?	????	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	Unavailable	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	33.489%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx.
The chain of the assignment has been completed. Currently, the assignment is with xx. The assignment is missing from xx.

There is one Water/Sewer/ Utility lien for nonpayment of sewer service charges against the subject property in favor of xx in the amount of $xxx.xx which was recorded on xx/xx/xxxx.
There are three civil judgments against the borrower,xx in the total amount of $xx,xxx.xx in the favor of different plaintiff's which were recorded on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx.
There are two State tax liens against the borrower,xx in the total amount of $x,xxx.x in the favor of Missouri department of revenue taxation division xx which were recorded on xx/xx/xxxx and xx/xx/xxxx.
xxxx combined annual taxes have been paid in the cumulative amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance reflected as of the date is $xx,xxx.xx. The borrower has been making payments as per the note terms with interest rate of x.xxx% and P&I of $xxx.xx.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance reflected as of the date is in the amount of $xx,xxx.xx. The borrower has been making payments as per the note terms with interest rate of x.xxx% and P&I of $xxx.xx. The loan has not been modified since the origination. The reason for default is not provided in the collection comment.
According to review of the collection comment and loan documents, the foreclosure was initiated in xxxx and was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx.
According to comment dated xx/xx/xxxx, the foreclosure sale was scheduled on xx/xx/xxxx. Bidding has been approved till the total amount of $xxx,xxx.xx. The sale was cancelled due to the borrower had filed bankruptcy under chapter xx with case # xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.
According to voluntary petition schedule D, the value of the collateral is $xxx,xxx.xx and the value of the secured claim is $xxx,xxx.xx.
The POC was filed by the creditor's attorney on xx/xx/xxxx for the secured claim amount of $xxx,xxx.xx and the amount arrearage is $xx,xxx.xx.
Motion for relief from stay was filed on xx/xx/xxxx and order on motion for relief from stay was entered on xx/xx/xxxx.
Notice of mortgage payment change was filed xx/xx/xxxx. The mortgage payment was $xxxx.xx which was due from xx/xx/xxxx.
According to second amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the chapter xx trustee in the amount of $x,xxx.xx through xx/xx/xxxx, then $xxxx.xx per month for xx months beginning with the payment due in xx/xx/xxxx for the amount of $xx,xxx.xx. The debtor shall pay prepetition arrearage in the amount of $xx,xxx.xx for xx months and post petition arrearage in the amount of $xxx.xx to xx.
Trustee's motion to dismiss the case for failure to make plan payments and notice was filed on xx/xx/xxxx. Trustee has received payments from the debtor over the last nine months. The amount due to the Trustee to date is $xx,xxx.xx but the total paid into the plan to date is $xx,xxx.xx.The debtor is $x,xxx.xx in default through May xx, xxxx.
The latest BPO report is not available in the loan file. No comment pertaining damage to the subject property has been observed.

Update:
As per the servicing comment dated xx/xx/xxxx, new scheduled end date of FC hold is xx/xx/xxxx.

Foreclosure Comments:According to review of the collection comment and loan documents, the foreclosure was initiated in xxxx and was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx.
According to comment dated xx/xx/xxxx, the foreclosure sale was scheduled on xx/xx/xxxx. Bidding has been approved till the total amount of $xxx,xxx.xx. The sale was cancelled due to the borrower had filed bankruptcy under chapter xx with case # xx on xx/xx/xxxx.
Bankruptcy Comments:The borrower, xx had filed bankruptcy under Chapter xx with Case #xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.
According to voluntary petition schedule D, the value of the collateral is $xxx,xxx.xx and the value of the secured claim is $xxx,xxx.xx.
The POC was filed by the creditor's attorney on xx/xx/xxxx for the secured claim amount of $xxx,xxx.xx and the amount arrearage is $xx,xxx.xx.
Motion for relief from stay was filed on xx/xx/xxxx and order on motion for relief from stay was entered on xx/xx/xxxx.
Notice of mortgage payment change was filed xx/xx/xxxx. The mortgage payment was $xxxx.xx which was due from xx/xx/xxxx.
According to second amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the chapter xx trustee in the amount of $x,xxx.xx through xx/xx/xxxx, then $xxxx.xx per month for xx months beginning with the payment due in xx/xx/xxxx for the amount of $xx,xxx.xx. The debtor shall pay prepetition arrearage in the amount of $xx,xxx.xx for xx months and post petition arrearage in the amount of $xxx.xx to xx.
Trustee's motion to dismiss the case for failure to make plan payments and notice was filed on xx/xx/xxxx. Trustee has received payments from the debtor over the last nine months. The amount due to the Trustee to date is $xx,xxx.xx but the total paid into the plan to date is $xx,xxx.xx.The debtor is $x,xxx.xx in default through May xx, xxxx.
Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Prohibited Fees First Lien Test: FAIL Loan Data: $325.00 Comparison Data: $0.00 Variance: +$325.00.
Origination Fee & Broker Fee Test: FAIL Loan Data: $2,268.88 Comparison Data: $1,235.00 Variance: +$1,033.88.
This loan failed the first lien prohibited fees test.
This loan failed the origination fee and broker fee test.
This loan failed the broker fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien prohibited fees test.
The loan has fees that are prohibited for this license type.
Prohibited Fees First Lien Test: FAIL Loan Data: $325.00 Comparison Data: $0.00 Variance: +$325.00.
This loan failed the broker fees test.
The loan has DIDMCA preemption selected, collects fees from the borrower that directly compensate the broker and the sum of all broker fees is greater than 1%.
Origination Fee & Broker Fee Test: FAIL Loan Data: $2,268.88 Comparison Data: $1,235.00 Variance: +$1,033.88.
This loan failed the origination fee and broker fee test.
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%.
This loan failed broker fees Test : Loan Data: $2,268.88  Comparison Data: $0.00  Variance: +$2,268.88"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file"
* Missing credit report (Lvl 2)     "Credit Report missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Missouri (MO) state. The below Required State disclosures are missing in the given loan files.
1] MO Collateral Protection Act Notice.
2] Borrower's Choice of Insurer orAgent."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50710462	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	?	?????.??	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	57.426%	57.426%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx.
The chain of assignment has been completed. Currently, the mortgage assignment is with xx.
There is a junior mortgage open against the subject property in favor of xx.
There are four civil judgment against xx in the total amount of $xxx,xxx.xx which were recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx.
Tax Status:
xxxx combined annual taxes have been paid in the amount of $x,xxx.xx.
xxxx school xst installment taxes have been paid in the amount of $x,xxx.xx.
xxxx School xnd installment taxes have been paid in the amount of $x,xxx.xx.
xxxx Villagexst installment taxes have been paid in the amount of $x,xxx.xx.
xxxx Village xnd installment taxes are due on xx/xx/xxxx in the amount of $xxx.xx.	The Payment History dated as of xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for xx months. The last payment was received on is not available in the provided payment history. The last payment was made in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xxxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the Note.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The Payment History dated as of xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for xx months. The last payment was received on is not available in the provided payment history. The last payment was made in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xxxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the Note.
According to the PACER, the xx(borrower) had filed for bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx. Schedule D in voluntary petition dated xx/xx/xxxx states, the amount of claim without deducting value of collateral was $xxx,xxx.xx and value of collateral that support for this claim was $xxx,xxx.xx. However, unsecured portion remained as $x.xx. POC was filed by xx on xx/xx/xxxx, in the secured claim amount $xxx,xxx.xx and an arrearage in the amount of $xxx,xxx.xx. Chapter xx plan was filed on xx/xx/xxxx which states that arrearage was included in the plan and post petition payment will pay directly to creditor in the amount of $x,xxx.xx monthly. As per Objection filed doc#xx on dated xx/xx/xxxx, the Subject Creditor objects to the Debtor's plan because the amount of pre petition mortgage arrears owed to the Creditor is $xxx,xxx.xx, and the Plan does not fully address these arrears. Plan shows that the Plan fails to include the Creditor or list any pre-petition arrears, which is clearly insufficient. The Plan must be amended to reflect the proper amount of arrears. Plan not confirmed yet. Last filling was xx/xx/xxxx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure was referred to attorney which was completed on xx/xx/xxxx. Foreclosure complaint was filed on xx/xx/xxxx with case # xx and the lis pendens was filed on same day. Foreclosure judgment was entered on xx/xx/xxxx and sale was scheduled for xx/xx/xxxx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case #xx on date xx/xx/xxxx. Loan currently is active in bankruptcy.
According to collection comment, no damages or repairs have been found. Comment dated xx/xx/xxxx states that the borrower said reason for default due to she was going through a divorce.
According latest exterior BPO report dated xx/xx/xxxx, the subject property was occupant was unknown and the property was in average condition. No damages and estimated repairs have been noted.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure was referred to attorney which was completed on xx/xx/xxxx. Foreclosure complaint was filed on xx/xx/xxxx with case #xx and the lis pendens was filed on same day. Foreclosure judgment was entered on xx/xx/xxxx and sale was scheduled for xx/xx/xxxx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case #xx on date xx/xx/xxxx. Loan currently is active in bankruptcy.
Bankruptcy Comments:According to the PACER, the xx (borrower) had filed for bankruptcy under chapter-xx with the case#xx on xx/xx/xxxx. Schedule D in voluntary petition dated xx/xx/xxxx states, the amount of claim without deducting value of collateral was $xxx,xxx.xx and value of collateral that support for this claim was $xxx,xxx.xx. However, unsecured portion remained as $x.xx. POC was filed by xx on xx/xx/xxxx, in the secured claim amount $xxx,xxx.xx and an arrearage in the amount of $xxx,xxx.xx. Chapter xx plan was filed on xx/xx/xxxx which states that arrearage was included in the plan and post petition payment will pay directly to creditor in th amount of $x,xxx.xx monthly. As per Objection filed doc#xx on dated xx/xx/xxxx, the Subject Creditor objects to the Debtor's plan because the amount of pre petition mortgage arrears owed to the Creditor is $xxx,xxx.xx, and the Plan does not fully address these arrears. Plan shows that the Plan fails to include the Creditor or list any pre-petition arrears, which is clearly insufficient. The Plan must be amended to reflect the proper amount of arrears. Plan not confirmed yet. Last filling was xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Income section is missing from the Final application."
* Application Not Signed by All Borrowers (Lvl 2)     "Income section is missing from the Final application."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosure are missing from the loan file which are required for New York State:
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
Mortgage Bankers and Exempt Organizations Pre application
Co-Signer Notice Requirements
Default Warning Notice
Commitment Disclosure
Expiration of Lock-in or Commitment Period"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82784688	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	No	Not Applicable	First	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx. Chain of assignment is completed as the subject mortgage is with “xx” as a current assignee. There is no one Active Judgment and Lien pending against the borrower. The xxxx year and xxxx year annual taxes are exempted. No prior year delinquent taxes are found.	Review of latest payment history as of xx/xx/xxxx shows that the borrower is delinquent for more than xx months and next payment due date is xx/xx/xxxx. The last funds were received on xx/xx/xxxx and was placed into suspense. No other funds or payments were made during the last xx months since the loan was boarded with the current servicer on xx/xx/xxxx. The UPB is being reflected per tape data in the amount of $xx,xxx.xx with a rate of x.xx% and P&I payment of $xxx.xx.	Collections Comments:The loan is currently in Bankruptcy, on Foreclosure hold, and due for the xx/xx/xxxx payment.
Review of latest payment history as of xx/xx/xxxx shows that the borrower is delinquent for more than xx months.  The last funds were received on xx/xx/xxxx and was placed into suspense.  No other funds or payments were made during the last xx months since the loan was boarded with the current servicer on xx/xx/xxxx.  The UPB is being reflected per tape data in the amount of $xx,xxx.xx with a rate of x.xx% and P&I payment of $xxx.xx.

Per the Updated Title Report, the original Complaint was filed against xx (borrower) and xx (Defendants) on xx/xx/xxxx.
The file contains a copy of the Summons and Amended Complaint dated xx/xx/xxxx with Docket No. xx filed against xx, individually and as Executor of the xx (Defendants) that was served on xx/xx/xxxx.
Judgment was entered on xx/xx/xxxx.  Foreclosure was placed on hold due to xx filing a Chapter x Bankruptcy on xx/xx/xxxx that was Discharged and Terminated on xx/xx/xxxx.  A Motion to amend the Judgment figures was granted on xx/xx/xxxx and the Foreclosure Sale date was scheduled for xx/xx/xxxx.  Foreclosure was placed on hold again due to xx, Executor, filing Bankruptcy on xx/xx/xxxx and the foreclosure attorney postponed the sale to xx/xx/xxxx.  Servicing comments reflect the sale was postponed again to xx/xx/xxxx.  Comments provided are dated thru xx/xx/xxxx.  The foreclosure remains on hold due to active Bankruptcy however the sale was not cancelled, only postponed therefore Need Update.
xx, Executor of the Estate, filed Bankruptcy under the chapter xx Case #xx on xx/xx/xxxx.  POC dated xx/xx/xxxx and POC amount was $xxx,xxx.xx with arrearages in the amount of $xx,xxx.xx.   As per plan dated xx/xx/xxxx, the debtor shall pay to the Trustee the sum of $x,xxx.xx per month for a period of xx months.
Prior Chapter x Bankruptcy case# xx was filed by xx on xx/xx/xxxx.  A Notice of Proposed Abandonment was filed xx/xx/xxxx by the Trustee proposing to abandon the subject property stating the value of the property as $xxxk and the Lien is for $xxxk showing amount of equity claimed as exempt as $xx,xxx.xx.  If any objections are filed, a hearing would be held on xx/xx/xxxx.  A Certification of No Objection was filed xx/xx/xxxx stating no objections were filed regarding the Notice of Proposed Abandonment.  The Bankruptcy was Discharged and Terminated on xx/xx/xxxx.
As per collection comments, subject property is occupied and no damage was found on the subject property.
The latest BPO dated xx/xx/xxxx reflects an As Is Value of $xxxk with a repaired value of $xxxk.  The BPO reflects the property is in fair condition; the driveway needs to be replaced ($x,xxx) and the exterior paint ($x,xxx) for a total estimated cost of repairs as $x,xxx.
Foreclosure Comments:Per the Updated Title Report, the original Complaint was filed against xx(borrower) and xx (Defendants) on xx/xx/xxxx.
The file contains a copy of the Summons and Amended Complaint dated xx/xx/xxxx with Docket No.xx filed against xx, individually and as Executor of the Estate of xx, Deceased, ET AL (Defendants) that was served on xx/xx/xxxx.
Judgment was entered on xx/xx/xxxx.  Foreclosure was placed on hold again due to xx filing a Chapter x Bankruptcy on xx/xx/xxxx that was Discharged and Terminated on xx/xx/xxxx.  A Motion to amend the Judgment figures was granted on xx/xx/xxxx and the Foreclosure Sale date was scheduled for xx/xx/xxxx.  Foreclosure was placed on hold due to xx, Executor, filing Bankruptcy on xx/xx/xxxx and the foreclosure attorney postponed the sale to xx/xx/xxxx.  Servicing comments reflect the sale was postponed again to xx/xx/xxxx.  Comments provided are dated thru xx/xx/xxxx.  The foreclosure remains on hold due to active Bankruptcy however the sale was not cancelled, only postponed therefore Need Update.
Bankruptcy Comments:xx, Executor of the Estate, filed Bankruptcy under the chapter xx Case #xx on xx/xx/xxxx.  POC dated xx/xx/xxxx and POC amount was $xxx,xxx.xx with arrearages in the amount of $xx,xxx.xx.   As per plan dated xx/xx/xxxx, the debtor shall pay to the Trustee the sum of $x,xxx.xx per month for a period of xx months.
Prior Chapter x Bankruptcy case# xx was filed by xx on xx/xx/xxxx. A Notice of Proposed Abandonment was filed xx/xx/xxxx by the Trustee proposing to abandon the subject property stating the value of the property as $xxxk and the Lien is for $xxxk showing amount of equity claimed as exempt as $xx,xxx.xx. If any objections are filed, a hearing would be held on xx/xx/xxxx. A Certification of No Objection was filed xx/xx/xxxx stating no objections were filed regarding the Notice of Proposed Abandonment. The Bankruptcy was Discharged and Terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the file. An estimated HUD-1/Fee itemization are also not available in the file."	* Application Missing (Lvl 2) "The Initial and Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final TIL is missing from the file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Missing the Appraisal report at the time of origination from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR was missing from the file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,500.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5417178	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	?	?????.??	??/??/????	xx	Yes	Court Delay	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	ARM	Cash Out	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	693	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx.
The chain of the assignment is complete. The latest assignment was from xx,
LLC, successor by merger to xx., which was recorded on xx/xx/xxxx.
There is one IRS Lien / USA / DoJ, State Tax Lien or Warrant and one Civil Judgment were found against the borrower xx.
The IRS lien was found against the borrower xx, which  was recorded on xx/xx/xxxx in the amount $xxx,xxx.xx, in the favor of xx.
The State tax lien was found against the borrower xx, which  was recorded on xx/xx/xxxx in the amount $xxx,xxx.xx, in the favor of xx.
There is one  civil judgment was found against the borrower xx, which  was recorded on xx/xx/xxxx in the amount $ x,xxx.xx, in the favor of xx.
The xxxx year's Combinedxst taxes has been paid in the amount of $x,xxx.xx, for the due date xx/xx/xxxx.

The xxxx year's  Combined xnd taxes has been paid in the amount of $x,xxx.xx, for the due date xx/xx/xxxx.
No prior year delinquent taxes are found.

As per the review of payment history, the borrower is delinquent for xx months and next due date xx/xx/xxxx. The borrower has not done even a single payment since last one year. Therefore unable to determine the last payment received date.
As per the tape data, the last payment was made in the amount of $x,xxx.xx, with the rate of interest x.xxx%.
The UPB is reflecting in the amount of $xxx,xxx.xx. The borrower is making payment as per “Note document”. The loan has not been modified since origination.
Collections Comments:As per the review of servicing comments the loan is currently in foreclosure. The loan is due for xx/xx/xxxx. The borrower has not done even a single payment since last one year. Therefore unable to determine the last payment received date.
As per the tape data, the last payment was made in the amount of $x,xxx.xx, with the rate of interest x.xxx%.
The UPB is reflecting in the amount of $xxx,xxx.xx. The borrower is making payment as per “Note document”. The loan has not been modified since origination.
As per the servicing comments xx/xx/xxxx, the reason for default is the death of the borrower spouse. The borrower xx was deceased on xx/xx/xxxx. But as per the review of  servicing comments, the borrower wants to keep the property.  However, as per the available records borrower is willing to pay the loan.
As per this document located at ” xx”  in the given loan file, the foreclosure was initiated and file was referred to attorney on xx/xx/xxxx.
The borrower has filed complaint on xx/xx/xxxx with case number xx.
As per updated title the borrower has complaint filed on xx/xx/xxxx with case number xx.
As per this document located at ”xx”  in the given loan file, the sale was scheduled on xx/xx/xxxx.
As per this document the borrower xx sell to the property to the xx.
But the grantor is not signed on this document. As per updated title report the current owners of the property is xx. The foreclosure was put on hold due the court delay borrower cannot proceed with the short sale due to IRS lien. Borrower is trying to get the IRS lien removed because the liens against the deceased borrower xx., the borrower try to resolve them.
The servicing comments shows that, the foreclosure process was put on hold because borrower has contested the foreclosure. due to the borrower was negotiating a short sale with xx  and the motion has been pending since May xxxx.
The borrower xx had filed bankruptcy under Chapter xx with case # xx on xx/xx/xxxx and case was discharged on xx/xx/xxxx.
The case was terminated on xx/xx/xxxx.
As per Property Inspection Report on xx/xx/xxxx, the property is occupied by the unknown. No damage is found to the property and property is in good condition.
Foreclosure Comments:As per this document located at ” xx”  in the given loan file, the foreclosure was initiated and file was referred to attorney on xx/xx/xxxx.
The borrower has filed complaint on xx/xx/xxxx with case number xx.
As per updated title the borrower has complaint filed on xx/xx/xxxx with case number xx.
As per this document located at ”xx”  in the given loan file, the sale was scheduled on xx/xx/xxxx.
As per this document the borrower xx sell to the property to the xx.
But the grantor is not signed on this document. As per updated title report the current owners of the property is xx. The foreclosure was put on hold due the court delay borrower cannot proceed with the short sale due to IRS lien. Borrower is trying to get the IRS lien removed because the liens against the deceased borrower xx., the borrower try to resolve them.
The servicing comments shows that, the foreclosure process was put on hold because borrower has contested the foreclosure. due to the borrower was negotiating a short sale with xx and the motion has been pending since May xxxx.

Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter xx with case #xx on xx/xx/xxxx and case was discharged on xx/xx/xxxx.The case was terminated on xx/xx/xxxx.
Not Applicable	Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The Loan program disclosure document is missing in the given loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State. The state disclosures missing from the loan file are: NY Consumer Credit Disclosure / Fair Credit Reporting Notice, NY Interest Rate Disclosure, NY Hazard Insurance  Disclosure, Tax Escrow Account Designation, Mortgage Bankers and Exempt Organizations Pre-application, Part 80 DisclosureAlternative Mortgage Transaction Disclosures, Co-Signer Notice Requirements, Default Warning Notice, Smoke Alarm AffidavitNew York Real Property Escrow Account Disclosure, Subprime Home Loan Counseling Disclosure, Subprime Home Loan Tax and Insurance Payment Disclosure, Subprime Home Loan Disclosure, Commitment Disclosure, Lock-in Disclosure, Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing Transfer document is missing in the given loan file."
																																																																																								* Operative index value is unable to confirm (Lvl 2) "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39963388	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	?	????.?	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.???%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	46.770%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.x	x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx.

The chain of assignment has been completed. The latest assignment is with xx. recorded on xx/xx/xxxx.

No active liens and judgments were found against the property or borrower.

No prior year delinquent taxes have been found. The xst installment of xxxx County tax is paid in the amount of $x,xxx.xx. The xnd installment of xxxx County tax is due for xx/xx/xxxx in the amount of $x,xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $ $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The borrower has been making payments as per the modification agreement.	Collections Comments:The loan is currently in bankruptcy. According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case#xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx, the POC amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. The plan was confirmed on xx/xx/xxxx. As per the confirmed plan, the debtor shall pay the trustee $xxx.xx for xx months under chapter xx beginning from xx/xx/xxxx. The schedule D of Voluntary Petition does not show any unsecured portion. There is no comment indicating a cram down.
As per the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $ $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The reason for default is a curtailment of an income. The subject property has been occupied by an unknown party. The borrower's intention is to keep the property. The foreclosure was initiated. The file was referred to an attorney on xx/xx/xxxx. The complaint filed to date, judgment entered date are unavailable. The sale was scheduled for xx/xx/xxxx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/xxxx. No further details have been found.
As per the inspection report dated xx/xx/xxxx, the subject property has been occupied by an unknown party. The property is in good condition. No evidence of damage or repair was found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/xxxx. The complaint filed to date, judgment entered date are unavailable. The sale was scheduled for xx/xx/xxxx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/xxxx. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx, the POC amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. The plan was confirmed on xx/xx/xxxx. As per the confirmed plan, the debtor shall pay the trustee $xxx.xx for xx months under chapter xx beginning from xx/xx/xxxx. The schedule D of Voluntary Petition does not show any unsecured portion.	According to the modification, the loan was modified on xx/xx/xxxx between the borrower xx and xx. As per the modified terms, new principal balance is $xxx,xxx.xx. There are x steps of modification. Borrower promises to pay and the xst step is $x,xxx.xx monthly with a modified interest rate x.xxx% beginning from xx/xx/xxxx, xnd step is $x,xxx.xx monthly with a modified interest rate x.xxx% beginning from xx/xx/xxxx, xrd step is $x,xxx.xx monthly with a modified interest rate x.xxx% beginning from xx/xx/xxxx, xth step is $x,xxx.xx monthly with a modified interest rate x.xxx% beginning from xx/xx/xxxx, with a maturity date xx/xx/xxxx. The interest-bearing amount is $xxx,xxx.xx. The deferred balance is $xx,xxx.xx.	Affiliated Business Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of services providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Massachusetts state. The following state disclosures are missing from the loan file:
1.Lead-Based Paint Disclosure
2.Mortgage Loan Application Disclosure
3.Carbon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Notice of the Specific Reason for Denial of Credit
6.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:Field review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46614679	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Other	xx	?	????.??	??/??/????	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360		xx	xx		Conventional	Fixed		Purchase	100.000%	100.000%	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	38.141%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
The Updated-title report dated xx.
The chain of the assignment has been completed.
There are three active HOA liens in the total amount of $x,xxx.xx in favor of xx.  The two HOA foreclosure judgments found in the amount of $xx,xxx in favor of xx.
The junior mortgage is available in the amount of $xx,xxx in favor of xx. It was originated on xx/xx/xxxx and recorded on xx/xx/xxxx.
The two civil judgments of amount $xxx.xx and $xxxx.xx is found in favor of xx.
The annual installments of county taxes are paid in the amount of $xxxx.xx, $xxxx.xx and $xxxx.xx for the year xxxx, xxxx and xxxx respectively.
The review of the payment history shows that, the borrower is currently delinquent for more than xx months and the next due date is for xx/xx/xxxx.
 The last payment was received on in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.xxx%. Currently, the borrower has been making the payments as per note.

Collections Comments:The review of comment history shows that, the loan is in active bankruptcy.
The borrower is currently delinquent for more than xx months. The reason for default is not stated.
The foreclosure process was initiated and was referred to attorney. The complaint was filed on xx/xx/xxxx with the case# xx/xx/xxxx. The foreclosure judgment entered on xx/xx/xxxx.
The foreclosure process was kept on hold because of bankruptcy dated xx/xx/xxxx.
The comment history dated xx/xx/xxxx shows that, the borrower is contesting the foreclosure because of additional fees. The issue was resolved according to comment history dated xx/xx/xxxx.
The borrower had filed the bankruptcy under chapter xx with the Case # xx, dated xx/xx/xxxx.
The plan was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx, the amount of claim is $xxx,xxx.xx and amount of arrearage is $xxx,xxx.xx, under chapter xx, the debtor shall pay to the trustee in the amount of $xxxx.xx for xst to xxth months and $xxxx.xx for xxth to xxth month.
The schedule D of voluntary petition shows the unsecured debt of $xxx,xxx out of claim amount $xxx,xxx.
The property has been occupied by the owner itself. As per exterior BPO dated xx/xx/xxxx the property is in average condition and no repairs are needed.

Foreclosure Comments:The foreclosure process was initiated and was referred to attorney. The complaint was filed on xx/xx/xxxx with the case# xx/xx/xxxx. The foreclosure judgment entered on xx/xx/xxxx.
The foreclosure process was kept on hold because of bankruptcy dated xx/xx/xxxx.
The comment history dated xx/xx/xxxx; the borrower is contesting the foreclosure because of additional fees. The issue was resolved according to comment history dated xx/xx/xxxx.

Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the Case # xx-xxxxx, dated xx/xx/xxxx.
The plan was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx, the amount of claim is $xxx,xxx.xx and amount of arrearage is $xxx,xxx.xx, under chapter xx, the debtor shall pay to the trustee in the amount of $xxxx.xx for xst to xxth months and $xxxx.xx for xxth to xxth month.
The schedule D of voluntary petition shows the unsecured debt of $xxx,xxx out of claim amount $xxx,xxx.
There is no any evidence of cram down.

Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test"
* ComplianceEase TILA Test Failed (Lvl 2)     "The annual percentage rate (APR) is 6.795%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report missing from loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Florida. The following required State Disclosure is missing in the loan file.
1. Anti-Coercion Notice
2.Radon Gas Disclosure
3.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99421435	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	ARM	Purchase	74.992%	99.993%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	35.276%	First	Commitment	Not Applicable	xxxxxx	xx/xx/xxxx	xxxxxx.xx	xxxxxx	x%	xxx.xx	xx/xx/xxxx	Convert ARM to Fixed	According to the updated title report dated xx.”

There is an open state tax lien found against the borrower in the amount of $xxx.xx in the favor of "xx" which was recorded on xx/xx/xxxx.

Property taxes of the year xxxx-xx are paid in the amount of $x,xxx.xx. Taxes of the prior years are not delinquent.	According to the latest payment history as of xx/xx/xxxx, the borrower is delinquent from xx/xx/xxxx, the last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the current Interest rate is x.xxx%. The borrower is paying according to the modification agreement dated xx/xx/xxxx.	Collections Comments:TAccording to the collection comments as of xx/xx/xxxx, the borrower is delinquent from xx/xx/xxxx, The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the current Interest rate is x.xxx%. The borrower is paying according to the modification agreement dated xx/xx/xxxx.
Currently the loan is not in active foreclosure.
The borrower had filed bankruptcy on xx/xx/xxxx under chapter xx with case xx. The POC was filed by lender on xx/xx/xxxx with the claim amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. The motion for relief from stay was filed on xx/xx/xxxx.  The plan was confirmed on xx/xx/xxxx. According to chapter xx plan the debtor will pay to the trustee for the subject creditor in the amount of $xxx for next xx months xx months for total paid of the arrearage.
According to the schedule D of the Voluntary petition dated xxx/xx/xxxx, the loan has been determined to have an unsecured debt as the Value of Collateral is $xxx,xxx.xx, amount of claim is $xxx,xxx.xx. Hence; the unsecured portion is $xxx,xxx.xx.
According to the collection comments and the latest exterior BPO report dated xx/xx/xxxx, located at "xx", the subject property is occupied by the owner and is in fair condition with no visible damages.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy on xx/xx/xxxx under chapter xx with case xx. The POC was filed by lender on xx/xx/xxxx with the claim amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. The motion for relief from stay was filed on xx/xx/xxxx.  The plan was confirmed on xx/xx/xxxx. According to chapter xx plan the debtor will pay to the trustee for the subject creditor in the amount of $xxx for next xx months xx months for total paid of the arrearage.
According to the schedule D of the Voluntary petition dated xx/xx/xxxx, the loan has been determined to have an unsecured debt as the Value of Collateral is $xxx,xxx.xx, amount of claim is $xxx,xxx.xx. Hence; the unsecured portion is $xxx,xxx.xx.
The loan Modification agreement made on xx/xx/xxxx between “xx” ("Borrower") and “xx ” (Lender). The new modified unpaid principal balance is $xxx,xxx.xx. The borrower will make a balloon payment on the maturity date in the amount of $xxx,xxx.xx. Hence; the interest bearing amount is $xxx,xxx.xx.
The new modified P&I is $xxx.xx and new interest rate is x.xxx%.The first payment begun on xx/xx/xxxx and xx/xx/xxxx will be the new maturity date. The modification has further taken x steps.	Affiliated Business Disclosure Document Showing a Index Numerical Value Loan Program Info Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at "California" state which requires following disclosures and all are missing from the loan file.
1) Impound Account Disclosure.
2) Cosigner Notice.
3) Private Mortgage Insurance Disclosure.
4) Hazard Insurance Disclosure.
5) Insurer RecommendationDisclosure.
6) Anti-Tying Disclosure.
7) Privacy Notice.
8) Notice of Right to Copy of Appraisal.
9) Application for Credit-Married Persons.
10) Fair Debt Collection Notice.
11) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative Index numerical value unavailable based on loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date according to the final HUD 1 (xx/xx/2006) is different from the Note date (xx/xx/2006)."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24366946	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???	?.??%	360	xx	xx	Conventional	Fixed	Purchase	73.626%	73.626%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	33.502%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	The updated-title report dated xx.
The chain of the assignment has been completed. The current assignment is from xx.
The annual installments of combined taxes are due till xx/xx/xxxx in the amount of $xxxx.xx for the year xxxx.
No prior deliqnuent taxes have been found.
The review of the payment history shows that, the borrower is currently delinquent for more than xx months and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx.
The current UPB stated in the payment history is $xx,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx. Currently, the borrower has been making the payments as per the note.	Collections Comments:The review of the servicing comments shows that the loan is in the active bankruptcy and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx.
The current UPB stated in the payment history is $xx,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx. Currently, the borrower has been making the payments as per the note.
The loan was modified on xx/xx/xxxx; however, the borrower has been making the payments as per the Note.
As per comments, the reason for default is the curtailment of income.
The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx, the complaint was filed and the sale was scheduled for  xx/xx/xxxx; however, as per the ligation document filed in the loan at (xx), the foreclosure was put on hold as the borrower filed litigation on xx/xx/xxxx. Later, the litigation issue was resolved and the sale was scheduled for xx/xx/xxxx; however, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/xxx.
The borrower had filed the bankruptcy under chapter xx with the case # xx onxx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The post-petition due date was xx/xx/xxxx. The POC was filed on xx/xx/xxxx for the secured claim amount of$xxx,xxx.xx and amount of arrearage is $xx,xxx.xx.
According to the modified payment plan, the debtor will pay the amount of $xxxx per month for x months, $xxxx per month for x months and $xxxx per month for xx months. The payments will start from xx/xx/xxxx.
There is no any evidence of cramdown.
As per the latest comments, the subject property has been occupied by the owner and is in average condition. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx, the complaint was filed and the sale was scheduled for  xx/xx/xxxx; however, as per the ligation document filed in the loan at (xxxxxxxxx - MG - Foreclosure - LITIGATION DOCUMENTATION -  - xxxxxx_xxxxxxxxx), the foreclosure was put on hold as the borrower filed litigation on xx/xx/xxxx. Later, the litigation issue was resolved and the sale was scheduled for xx/xx/xxxx; however, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/xxx.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the case # xx onxx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The post petition due date was xx/xx/xxxx. The POC was filed on xx/xx/xxxx for the secured claim amount of$xxx,xxx.xx and amount of arrearage is $xx,xxx.xx.
According to the modified payment plan, the debtor will pay the amount of $xxxx per month for x months, $xxxx per month for x months and $xxxx per month for xx months. The payments will start from xx/xx/xxxx.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/xxxx between the (borrower) xx and the (lender) xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is $xxx,xxx.xx. The borrower promises to pay the new UPB of $xxx,xxx.xx at the interest rate of x.xxx% with the modified P&I of $xxx.xx.
The first payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
There is no deferred balance stated.

Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit Report missing from loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date is xx/xx/2004. However the HUD-1 shows that it is xx/xx/2004."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7239882	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	???.??	?.???%	480	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, xx.
Chain of assignment has been completed. Currently, the mortgage is with xx., which was recorded on xx/xx/xxxx.
There are x state tax lien in the favor of xx first which was recorded on xx/xx/xxxx in the amount of $xxxx.xx, second in the amount of $xxxx.xx which was recorded on xx/xx/xxxx, third in the amount of $xxxx.xx which was recorded on xx/xx/xxxx and the another in the amount $xxxx.xx which was recorded on xx/xx/xxxx.
There are x  judgments first in the amount of $xxxx.xx which was recorded on xx/xx/xxxx in the favor of xx, and other in the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx in the favor of xx.
There is a senior judgment in the favor of xx which was recorded on xx/xx/xxxx in the amount of $xxxx.xx.
xxxx xnd installment taxes have been due in the amount of $xxx.xx.
xxxx xth and xxxx xst, xnd and xrd installment taxes have been paid in the amount of $xxxx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB is $xxx,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xxThe borrower has been making his payments as per the xxxx mod agreement.
Collections Comments:The loan is currently in the collection and next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. As per the PACER report, the borrower had filed bankruptcy under chapter x with case#xx on xx/xx/xxxx and the debtor was dismissed on xx/xx/xxxx and case was terminated on xx/xx/xxxx. The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. The service was completed on xx/xx/xxxx. The borrower filed bk on xx/xx/xxxx and fcl was placed on hold. The RFD is unable to determine. The loan was modified once since origination and the borrower has been making his payments as per the xxxx mod terms. As per the collection comments, the property is owner-occupied. No repairs and damages have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. The service was completed on xx/xx/xxxx. The borrower filed bk on xx/xx/xxxx and fcl was placed on hold.
Bankruptcy Comments:As per the PACER report, the borrower had filed bankruptcy under chapter x with case#xx on xx/xx/xxxx and the debtor was dismissed on xx/xx/xxxx and case was terminated on xx/xx/xxxx. As per the voluntary petition scheduled D, there is an unsecured portion in the amount of $xxx,xxx.xx and the amount of claim without deducting the value of the collateral is $xxx,xxx.xx.	This modification agreement was signed between the borrower xx and the lender xx on xx/xx/xxxx.
The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx. The interest-bearing amount is $xxx,xxx.xx and deferred balance in the amount of $xx,xxx.xx. There is no provision for the balloon payment.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with itemization and estimated HUD are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial acct escrow disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service transfer disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan files, NJ Application Disclosure, Delivery Fee Authorization, NJ Attorney Disclosure, Unacceptability of Insurance Notice, Attorney Disclosure II, Tax Bill Information, Private Well Testing, Lock-In Agreement, Commitment Disclosures, Choice of Insurer Disclosure and Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54221748	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	300	xx	xx	Conventional	Fixed	Cash Out	66.013%	66.013%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	663	Not Applicable	25.880%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.x	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of updated title report dated xx.
The chain of the assignment has been completed. Currently, the assignment is from xx, which was recorded on xx/xx/xxxx.
There are no active judgments or liens found against the borrower.
The xxxx year's County Annual taxes have been paid in the amount of $xxx.xx.
No prior year delinquent taxes have been found.
The review of payment history as of xx/xx/xxxx the borrower is delinquent for x months. The next payment is due date is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx.The UPB is reflecting is in the amount of $xx,xxx.xx. The borrower has been making payment as per modification which was made on xx/xx/xxxx.

Collections Comments:The current status of the loan is active in bankruptcy and the next payment is due date is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx.The UPB is reflecting is in the amount of $xx,xxx.xx. The borrower has been making payment as per modification which was made on xx/xx/xxxx.
The loan has been modified, This modification agreement was made between the borrower xx and lender xx on xx/xx/xxxx. The reason for modification is a financial hardship.
As per the modified terms, the new principal balance is $xx,xxx.xx.  First Payment had begun on xx/xx/xxxx and borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx%, with a maturity date xx/xx/xxxx. There is no principal forgiven amount and deferred balance in this modification.
The foreclosure was not initiated since origination.
The borrower xx had filed bankruptcy under Chapter xx with case # xx on  xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. The Amended POC was filed on xx/xx/xxxx with the secured claim amount of $xx,xxx.xx and the arrearage is $x.xx. As per Order Confirming Chapter xx plan dated xx/xx/xxxx, the debtor shall pay the trustee $xxxx.xx through February xxxx, $xxx.xx for xx months. However, the Motion to dismiss amended was filed on xx/xx/xxxx.
As per BPO report dated xx/xx/xxxx, the subject property is owner-occupied and Cx in condition.
As per comment dated xx/xx/xxxx, the subject property is owner-occupied and borrowers intention to retain the property.
No damages and repairs pertaining to the subject property.

Update:
As per the servicing comment dated xx/xx/xxxx, the reason for default is excessive obligations.
As per the servicing comment dated xx/xx/xxxx, the bankruptcy under chapter plan xx was dismissed.
As per the servicing comment dated xx/xx/xxxx, the maturity date is xx/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter xx with case # xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. The Amended POC was filed on xx/xx/xxxx with the secured claim amount of $xx,xxx.xx and the arrearage is $x.xx. As per Order Confirming Chapter xx plan dated xx/xx/xxxx, the debtor shall pay the trustee $xxxx.xx through February xxxx, $xxx.xx for xx months. However, the Motion to dismiss amended was filed on xx/xx/xxxx.	This modification agreement was made between the borrower xx and lender xx on xx/xx/xxxx. The reason for modification is a financial hardship.
As per the modified terms, the new principal balance is $xx,xxx.xx.  First Payment had begun on xx/xx/xxxx and borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx%, with a maturity date xx/xx/xxxx. There is no principal forgiven amount and deferred balance in this modification.
Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial Escrow Account disclosure document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Louisiana state. The below Required State disclosures are missing in the given loan file.
1.Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2.Anti-Tying Disclosure
																																																																																								3.Financial Institution Choice of Insurance Disclosure"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79279920	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	20.377%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx.
The chain of assignment had been completed as currently the assignment is with xx recorded on xx/xx/xxxx.
Active Judgments and Liens;
x) Federal Tax Lien against the borrower xx recorded on xx/xx/xxxx in the amount of $xx,xxx.xx.
x) Federal Tax Lien against the borrower xx recorded on xx/xx/xxxx  in the amount of $xxx,xxx.xx.
x) Federal Tax Lien against the borrower xx recorded on xx/xx/xxxx  in the amount of xxx,xxx.xx.
Property Tax Status;
x) xxxx Combined annual taxes are due in the amount of $x,xxx.xx till xx/xx/xxxx.
x) xxxx Combined annual taxes had been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes had been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. The loan payments are currently xx months delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unapid principal balance as per tape data is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
The borrower is currently making payments as per modification agreement made on effective date of xx/xx/xxxx.	Collections Comments:Collection comments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is not making regular payments. The loan payments are currently xx months delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance as per tape data is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
The borrower is currently making payments as per modification agreement made on effective date of xx/xx/xxxx.
The borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % and P&I of $x,xxx.xx with fixed amortized type beginning from first payment date xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.
Available collection comments shows that the foreclosure was initiated in the loan and the file was referred to attorney on xx/xx/xxxx. Collection comment dated xx/xx/xxxx shows that the foreclosure sale was scheduled for xx/xx/xxxx; however, the foreclosure process was put on hold due to borrower filing bankruptcy.
The borrower xx had filed bankruptcy under chapter xx with case#xx on xx/xx/xxxx. The plan has not been confirmed yet.
Latest collection comment dated xx/xx/xxxx shows that the subject property is owner occupant with no visible damages or repairs.

Foreclosure Comments:Available collection comments shows that the foreclosure was initiated in the loan and the file was referred to attorney on xx/xx/xxxx. Collection comment dated xx/xx/xxxx shows that the foreclosure sale was scheduled for xx/xx/xxxx; however, the foreclosure process was put on hold due to borrower filing bankruptcy on xx/xx/xxxx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case#xx on xx/xx/xxxx. The plan has not been confirmed yet.
The POC was filed on xx/xx/xxxx in the POC amount of $xxx,xxx.xx with arrearage in the amount of $xx,xxx.xx.
Loan Modification agreement was made between borrower “xx”, with lender “xx.” on effective date xx/xx/xxxx.
The borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % and P&I of $x,xxx.xx with fixed amortized type beginning from first payment date xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An  appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following are the required state disclosure missing from the loan file;
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Preclosing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47329965	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	??.??%	360	xx	xx	Conventional	Fixed	Cash Out	85.000%	85.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As of xx/xx/xxxx updated title report, the subject mortgage was originated on xx.
There is a junior lien recorded on xx/xx/xxxx in the amount of $xx,xxx.xx in the favor of xx.
Active judgments or Liens;
There is credit card lien recorded on xx/xx/xxxx in the amount of $xxxx.xx and in the favor of xx.
There is Civil Judgment recorded on xx/xx/xxxx in the amount of $xxx.xx and in the favor of xx.
xxxx county taxes are paid in the amount of $xxx.xx and $xxx.xx respectively. xxxx county and city taxes are Due  in the amount of $xxx.xx and $xxx.xx respectively. The annual taxes are in the amount of $xxxx.xx.
As of xx/xx/xxxx payment history, the borrower has been delinquent for xx months and next payment due date was for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx.
As per the deferment agreement found at the location (xx), which had been made on xx/xx/xxxx. The amount of $x,xxx.xx is stated to be deferred and would be payable at the time of loan maturity date of xx/xx/xxxx.
As per the Notice of payment change dated xx/xx/xxxx, the new total payment is $xxx.xx, escrow has increased from $xxx.xx to $xxx.xx.
Collections Comments:As per the collection comments , the loan is currently in active bankruptcy and next payment due date was for xx/xx/xxxx.
As per the payment history dated as of xx/xx/xxxx, the last payment had been received on xx/xx/xxxx in the amount of $xxx.xx, which has been applied for the due date of xx/xx/xxxx, the next due date is xx/xx/xxxx. Currently the borrower is xx months behind his scheduled payments.The reason for default had been stated as Curtailment of Income by the borrower, foreclosure has already been initiated and sale date has been scheduled for xx/xx/xxxx, however the loan had been modified with a Deferment agreement on xx/xx/xxxx.
Borrower had filed chapter xx bankruptcy on xx/xx/xxxx with case # xx and plan has been confirmed on xx/xx/xxxx. As per the POC document dated xx/xx/xxxx the secured claim amount was $xx,xxx.xx and arrears amount of $x,xxx.xx. As per the confirmed plan borrower shall pay direct mortgage payments of $xxx.xx and for the arrears amount of $xxxx.xx shall pay monthly $xxx.xx with x% interest.
On xx/xx/xxxx an administrative order modifying plan has been filed in the bankruptcy and is currently in review process.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed chapter xx bankruptcy on xx/xx/xxxx with case # xx and plan has been confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with the secured claim amount of $xx,xxx.xx and arrears amount of $x,xxx.xx. As per the confirmed chapter xx plan,  the debtor shall pay  to the trustee the sum of $xxx.xx monthly for xx months.

Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE risk indicator is moderate as This loan failed the interest rate test and brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
This loan failed the brokerage/finder fee test. (xx)
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee."
* Missing credit report (Lvl 2)     "credit report missing in loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing in the loan files."
* Missing Required State Disclosures (Lvl 2)     "The required TN state disclosures are missing from the loan files.
Placement of Insurance Disclosure
Availability of Title Insurance
TN Consent to Disclosure of Insurance Information
Choice of Agent/insure
Insurance Solicitation/Post Commitment.""
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing in the loan files."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20389014	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	First	?	???.??	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.?	?.??%	480	xx	xx	Conventional	ARM	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxx.xx	Not Applicable	Not Applicable	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage assignment is with xx.
There are judgments these are as follows:
x) There is a civil judgment against xx in the favor of xx in the amount of $xxx.xx which was recorded on xx/xx/xxxx.
x) There is a civil judgment againstxx in the favor of xx. in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
x) There is a civil judgment against xx in the favor of xx, as assignee of xx in the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxxx combined annual taxes have been paid in the amount of $xxx.xx.	The Payment History dated as of xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for x months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the Note and loan extention agreement which was made on xx/xx/xxxx. The loan is ARM.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The Payment History dated as of xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for x months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx.
According to the PACER, the xx (borrower) had filed for bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. Schedule D in voluntary petition dated xx/xx/xxxx states, the amount of claim without deducting value of collateral was $xx,xxx.xx and value of collateral that support for this claim was $xxx,xxx.xx. However, unsecured portion remained as $x.xx. POC was filed by xx on xx/xx/xxxx, in the secured claim amount $xxx,xxx.xx and an arrearage in the amount of $x,xxx.xx.The POC shows the value of property was $xx,xxx.xx. Chapter xx plan was filed on xx/xx/xxxx. Amended plan was filed on xx/xx/xxxx, which states that arrearage was included in the plan for the amount of $x,xxx.xx and regular payment will pay directly to creditor. This plan was confirmed on xx/xx/xxxx. Trustee Motion Dismiss Case for Default in Plan Payments was filed on xx/xx/xxxx. Last filling was xx/xx/xxxx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure was referred to attorney which was completed on xx/xx/xxxx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case #xx on date xx/xx/xxxx.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report dated xx/xx/xxxx, the subject property was occupied by owner and the property was in average condition. The property had damages and Estimated repairs cost for loose siding noted $xxx.xx. There ia also repairs cost required for carport post replacements in the amount of $xxx.xx and also repair cost required for yard cleanup in the amount of $xxx.xx. Total estimates repairs cost have been notes in the amount of $x,xxx.xx.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure was referred to attorney which was completed on xx/xx/xxxx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case #xx on date xx/xx/xxxx. Currently, loan is active in bankruptcy.
Bankruptcy Comments:According to the PACER, the xx(borrower) had filed for bankruptcy under chapter-xx with the case#xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. Schedule D in voluntary petition dated xx/xx/xxxx states, the amount of claim without deducting value of collateral was $xx,xxx.xx and value of collateral that support for this claim was $xxx,xxx.xx. However, unsecured portion remained as $x.xx. POC was filed by xx on xx/xx/xxxx, in the secured claim amount $xxx,xxx.xx and an arrearage in the amount of $x,xxx.xx.The POC shows the value of property was $xx,xxx.xx. Chapter xx plan was filed on xx/xx/xxxx. Amended plan was filed on xx/xx/xxxx, which states that arrearage was included in the plan for the amount of $x,xxx.xx and regular payment will pay directly to creditor. This plan was confirmed on xx/xx/xxxx. Trustee Motion Dismiss Case for Default in Plan Payments was filed on xx/xx/xxxx. Last filling was xx/xx/xxxx.	Modification by Extension Agreement was executed on xx/xx/xxxx by borrower. At the time of the modification there was an outstanding balance of $xxx,xxx.xx. Due to temporary hardship, estimated $x,xxx.xx of past due interest was moved to the end of the loan. No change to payment or apr on the loan. This agreement does not change the rate or APR on loan.	Credit Application Credit Report Missing Required Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to loan failed the first lien prohibited fees test"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien prohibited fees test. Loan data is $3,988.99, Comparison data is $0.00 and variance is +$3,988.99"
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "credit report missing in loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,200.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19162608	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Second	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	ARM	Refinance	79.422%	79.422%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx.
x) There is active Municipal Lien ( Real Estate Tax Lien ) on the subject property. Which was recorded on xx/xx/xxxx in favor of xx in the amount of $xxxx.xx.
The annual county and town taxes of xxxx have been paid in the amount of $xxxx.xx. xxxx/xxxx School annual taxes are due in the amount of $xxxx.xx for the due date xx/xx/xxxx. No delinquent taxes has been found for the prior year.
The review of payment history shows that the borrower is delinquent for xx months and next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for due date xx/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx. The borrower has been making the payments as per the modification agreement.
Collections Comments:According to servicing comments, the loan is currently in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the case #xx-xxxxx on xx/xx/xxxx and the plan was not confirmed. The proof of claim was filed on xx/xx/xxxx with the claim amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx.
The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The foreclosure complaint was filed on xx/xx/xxxx. The comment dated xx/xx/xxxx indicates that the foreclosure sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter xx with the case #xx on xx/xx/xxxx.
Unable to determine the reason for default as per servicing comments. The review of payment history shows that the borrower is delinquent for xx months and next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for due date xx/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx. The borrower has not been making the payments as per the modification agreement.
The comment dated xx/xx/xxxx states that the litigation was filed. the foreclosure was put on hold. However, no details were found regarding the litigation. Further information is not available to confirm whether the litigation hold was removed.
The latest property inspection report is not available in the loan file to determine current property condition.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The foreclosure complaint was filed on xx/xx/xxxx. The comment dated xx/xx/xxxx indicates that the foreclosure sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter xx with the case #xx on xx/xx/xxxx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case #xx on xx/xx/xxxx and the plan was not confirmed. The proof of claim was filed on xx/xx/xxxx with the claim amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx.
This is a conventional fixed rate mortgage with P&I of $xxxx.xx with the rate of interest x.xx% and a maturity date of xx/xx/xxxx. The P&I as per latest payment history is the $xxx.xx and rate of interest is x.xxx%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
However, Modification agreement is missing in the loan file.

QCer note:  Original Note is ARM...there are not any executed modification agreements in BOX
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value source could not be found in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63280678	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	??.??%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.x	Not Applicable	xx.xx%	xxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment has been not completed. Currently, the assignment is from xx. Series xxxx-KSx, xx. The correct assignment should be with xx. There is one junior mortgage against the subject property in favor of xx for the amount of xx. The xxxx annual taxes are paid for the amount of $x,xxx.xx. The xxxx annual taxes are due for the amount of $x,xxx.xx due on xx/xx/xxxx. No prior delinquent taxes has been found.	According to payment history as of dated xx/xx/xxxx, the borrower delinquent more than xx months and next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx which was applied on xx/xx/xxxx. The new UPB is reflected in the payment history for the amount of $xxxxx.xx. However, the borrower making payment as per modification agreement rate.	Collections Comments:According to servicing comment as of dated xx/xx/xxxx, the loan currently is in bankruptcy and next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx which was applied on xx/xx/xxxx. The new UPB is reflected in the payment history for the amount of $xxxxx.xx. However, the borrower making payment as per modification agreement rate.
The reason for default is borrower loss the job.
The loan has been modified once since origination. The borrower has been making the payments as per the loan modification agreement which was made on xx/xx/xxxx between the borrower xx and lender xx. According to the modified terms, the new principal balance is in the amount of $xx,xxx.xx. The borrower promises to make payments the P&I of $xxx.xx with interest rate xx.xxx% beginning from xx/xx/xxxx till the maturity xx/xx/xxxx.
The borrower filed bankruptcy chapter xx with case#xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx for the total secured claim amount os $xx,xxx.xx and total arrearage amount of $xx,xxx.xx. As per amended chapter xx.plan, the amount of the claim to be paid through chapter xx plan is $xx,xxx.xx and arrearage in the amount $xx,xxx.xx, which would be paid by the trustee in installments for xx months.
As per the inspection report dated xx/xx/xxxx located at “xx”, the subject property is unknown occupied with good condition. No damage and repairs are found.
As per servicing comment dated as of dated xx/xx/xxxx, the subject property was damaged. The comment dated xx/xx/xxxx, the FEMA disaster occurred in taxes to hurricane Harvey dated on xx/xx/xxxx. The comment dated xx/xx/xxxx, the loss amount is $xx,xxx and loss date xx/xx/xxxx. As per comment at xx/xx/xxxx, the MI coverage has been canceled. As per commend dated xx/xx/xxxx, the type of loss is wind or hail damage for the amount of $x,xxx.xx. The comment dated xx/xx/xxxx, the repair has been completed and xx% repairs pending. The bedroom ceiling and living the room door.  The roof damaged for the amount of $xxxx and the check was approved for the amount of $xxxx.xx. As per comment dated xx/xx/xxxx, the inside home has been repaired and roof damaged was repaired. The nature of the damage is unavailable. No details were found regarding the insurance claim. The latest BPO reports are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER report, the borrower xx,  had filed bankruptcy under chapter xx with case#xx on xx/xx/xxxx. The plan has not been confirmed yet.
The POC was filed on xx/xx/xxxx for the total secured claim amount os $xx,xxx.xx and total arrearage amount of $xx,xxx.xx. As per amended chapter xx.plan, the amount of the claim to be paid through chapter xx plan is $xx,xxx.xx and arrearage in the amount $xx,xxx.xx, which would be paid by the trustee in installments for xx months.

The loan has been modified once since origination. The borrower has been making the payments as per the loan modification agreement which was made on xx/xx/xxxx between the borrower xx and lender xx. According to the modified terms, the new principal balance is in the amount of $xx,xxx.xx. The borrower promises to make payments the P&I of $xxx.xx with interest rate xx.xxx% beginning from xx/xx/xxxx till the maturity xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is available in the loan file; however, it is not signed by borrower."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test
The annual percentage rate (APR) is 12.554%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test : loan data 6.000% Comaprison data 5.000% Variance +1.000%
This loan failed the prepayment term test : loan data 36 Months, Comaprison data 0 Months, Variance 36 Months."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test : loan data 0.000%, Comparison data 12.554%, Variance-12.554%."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is 90.000% which is greater than 80.000%, hence MI certificate is required; however, it is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "credit report missing in loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas State. The following required state disclosures are missing from the loan file.

1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,392.58	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85660488	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Other	?	????.??	Unavailable	xx	Yes	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	???.?	?.???%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	According to updated title report datedx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment is incomplete as there is break in assignment from xx. Currently, the mortgage assignment is with xx.
There is a junior mortgage (Bond) open against the subject property in favor of xx in the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx.
There liens and judgments these are as follows:
x) There is a civil judgment against borrower in the favor of  in the amount of xx $x,xxx.xx which was recorded on xx/xx/xxxx.
x) There are two State Tax lien against the borrower in the favor of xx in the total amount of  $x,xxx.xx which were recorded on xx/xx/xxxx and xx/xx/xxxx.
x) There is a civil judgment against borrower in the favor of xx in the amount of $xxx.xx which was recorded on xx/xx/xxxx.
x) There are two ECB liens against the subject property in the favor of xx in the total amount of $xxx.xx which were recorded on xx/xx/xxxx.
Tax Status:
xxxx City xst installment taxes have been paid in the amount of $xxx.xx.
xxxx City xnd installment taxes are due on xx/xx/xxxx in the amount of $xxx.xx.
xxxx City xrd installment taxes are due on xx/xx/xxxx in the amount of $xxx.xx.
xxxx City xth installment taxes are due on xx/xx/xxxx in the amount of $xxx.xx.
Utilities annual charges for xxxx was due in the amount of $xx,xxx.xx which was good through on xx/xx/xxxx.
As per tape data the mortgage loan amount is $xx,xxx.xx; It should be $xx,xxx.xx as per Note and Mortgage.	The Payment History dated as of xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for xxx months. The last payment was made in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosure.
The Payment History dated as of xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for xxx months. The last payment was made in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure was referred to attorney which was completed on xx/xx/xxxx. Foreclosure the lis pendens was filed was filed on xx/xx/xxxx with case # xx and complaint was filed on xx/xx/xxxx. The foreclosure was put on hold due to contested/ litigation matter.
The lis pendens was filed again on xx/xx/xxxx with same case. Foreclosure sale was scheduled for xx/xx/xxxx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case #xx on date xx/xx/xxxx.
According to the PACER, the xx (borrower) had filed for bankruptcy under chapter-x with the case# xx on xx/xx/xxxx. The case was converted from chapter xx to chapter x completed on xx/xx/xxxx. Motion for Relief From Stay was filed on xx/xx/xxxx and order was granted on the motion xx/xx/xxxx. Currently, bankruptcy is in loss mitigation from xx/xx/xxxx to xx/xx/xxxx. As per doc#xx dated on xx/xx/xxxx states that loss mitigation status hearing is scheduled for xx/xx/xxxx. Last filling was xx/xx/xxxx.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report dated xx/xx/xxxx, the subject property was occupied by unknown and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure was referred to attorney which was completed on xx/xx/xxxx. Foreclosure the lis pendens was filed was filed on xx/xx/xxxx with case # xx and complaint was filed on xx/xx/xxxx. The foreclosure was put on hold due to contested/ litigation matter.
The lis pendens was filed again on xx/xx/xxxx with same case. Foreclosure sale was scheduled for xx/xx/xxxx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case #xx on date xx/xx/xxxx. currently, bankruptcy is in loss mitigation from xx/xx/xxxx to xx/xx/xxxx. As per doc#xx dated on xx/xx/xxxx states that loss mitigation status hearing is scheduled for xx/xx/xxxx. Last filling was xx/xx/xxxx.
Bankruptcy Comments:According to the PACER, the xx (borrower) had filed for bankruptcy under chapter-x with the case# xx on xx/xx/xxxx. The case was convesrted from chapter xx to chapter x completed on xx/xx/xxxx. Motion for Relief From Stay was filed on xx/xx/xxxx and order was granted on the motion xx/xx/xxxx. Currently, bankruptcy is in loss mitigation from xx/xx/xxxx to xx/xx/xxxx. As per doc#xx dated on xx/xx/xxxx states that loss mitigation status hearing is scheduled for xx/xx/xxxx. Last filling was xx/xx/xxxx.	The loan modification agreement was made between xx(Borrower) and xx(Lender) on xx/xx/xxxx with the new modified unpaid principal balance is $xx,xxx.xx. The interest bearing amount was $xx,xxx.xx with interest rate x.xxx% and the modified P&I was $xxx.xx. The first modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing form the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers disclosure is missing form the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York state. Following state disclosure are missing from the loan file, which are required in NY state.
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2) NY Interest Rate Disclosure
3) NY Hazard Insurance  Disclosure
4) Tax Escrow Account Designation
5) Mortgage Bankers and Exempt Organizations Pre application
6) Lock-in Disclosure
7) Expiration of Lock-in or Commitment Period
8) New York Real Property Escrow Account Disclosure
9) Commitment Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing form the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form disclosure is missing form the loan file."										Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12049549	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	Yes	Borrower is Contesting Foreclosure	Chapter 13	xx	Not Applicable	Not Applicable	xx	????.??	????.??	??.??%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	77.489%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of the assignment has been completed. Currently, the assignment is from xx. which was recorded on xx/xx/xxxx. There is one junior Hospital, Medical or attorney lien against the borrower xx in favor of xx for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx. The xxxx and xxxx annual school and combined annual taxes have been paid for the amount of $x,xxx.xx. No, any prior delinquent taxes are available..	According to payment history as of dated xx/xx/xxxx, the borrower delinquent for more than xxx days and next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx with interest rate x.xx% which was applied for the due date xx/xx/xxxx. The new UPb reflected for the amount of $xxx,xxx.xx. However, the borrower making payment as per previous modification located at “xx” made on xx/xx/xxxx. The latest modification located at “xx” made on xx/xx/xxxx.	Collections Comments:The loan is active in foreclosure and next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx with interest rate x.xx% which was applied for the due date xx/xx/xxxx. The new UPb reflected for the amount of $xxx,xxx.xx.
The reason for default is unemployment and curtailment income. The borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current.
The loan was modified twice origination. The borrower making payment as per previous modification located at “xx” made on xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx with interest rate x.xx% which was applied for the due date xx/xx/xxxx.
The latest modification located at “xx” made on xx/xx/xxxx between the borrower  xx and  xx. According to the modified term, the new principal balance is $xxx,xxx.xx. The deferred amount is $xx,xxx.xx and interest-bearing amount is $xxx,xxx.xx. The borrower promise to pay for the amount of $xxx.xx with interest rate x.xxx% beginning on xx/xx/xxxx till maturity date xx/xx/xxxx.
The foreclosure was initiated. The referred to an attorney filed on xx/xx/xxxx and complaint was filed on xx/xx/xxxx. However, the foreclosure was put on hold because of a contested matter. As per comment dated xx/xx/xxxx, the contested matter was identified for additional fees for affirmative defenses. The contested matter was completed on xx/xx/xxxx. As per comment dated xx/xx/xxxx, the litigation action was filed on xx/xx/xxxx. The litigation matter was completed on xx/xx/xxxx. Also, the latest servicing comment does not reflect regarding litigation information. No further details are found.
The borrower xx filed bankruptcy under the chapter xx  with Case#xx  on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The debtor promise to pay for trustee for the amount of  $xxx for xx months. The motion for relief from automatic stay was filed on xx/xx/xxxx. The schedule-D in Voluntary petition shows $x,xxx.xx as unsecured portion out of claim amount $xxx,xxx.xx and collateral value is $xxx,xxx.xx. The POC was filed by xx. for the total claim amount is $xxx,xxx.xx and total arrearage amount is $x,xxx.xx. The trustee final report filed on xx/xx/xxxx (DOC#xx) shows the total debtor paid for the amount of $xx,xxx.xx and less refund for the amount of $x,xxx.xx.The case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
As per the latest inspection report dated xx/xx/xxxx, the subject property is owner-occupied. The need for exterior repairs for siding paint, and trim for the total amount of $x,xxx.As per the comment dated xx/xx/xxxx, the subject property is average condition and need to estimate repairs for the amount of $xk for exterior repairs.  The nature of the damage is unavailable. No details were found regarding the insurance claim. Details regarding repairs are unavailable. The borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current.
As per latest comment dated xx/xx/xxxx, the real estate certification pages are fraud. No further details are found.
Foreclosure Comments:The foreclosure was initiated. The referred to an attorney filed on xx/xx/xxxx and complaint was filed on xx/xx/xxxx. However, the foreclosure was put on hold because of contested matter. As per comment dated xx/xx/xxxx, the contested matter was identified for additional fees for affirmative defenses. The contested matter was completed on xx/xx/xxxx. As per comment dated xx/xx/xxxx, the litigation action was filed on xx/xx/xxxx. The litigation matter was completed on xx/xx/xxxx. Also, the latest servicing comment does not reflect regarding litigation information. No further details are found.
Bankruptcy Comments:The borrower xx filed bankruptcy under the chapter xx with Case#xx on xx/xx/xxxx. The plan was confirmed on x./xx/xxxx. The debtor promise to pay for trustee for the amount of $xxx for xx months. The motion for relief from automatic stay was filed on xx/xx/xxxx. The schedule-D in Voluntary petition shows $x,xxx.xx as unsecured portion out of claim amount $xxx,xxx.xx and collateral value is $xxx,xxx.xx. The POC was filed by xx. for the total claim amount is $xxx,xxx.xx and total arrearage amount is $x,xxx.xx. The trustee final report filed on xx/xx/xxxx (DOC#xx) shows the total debtor paid for the amount of $xx,xxx.xx and less refund for the amount of $x,xxx.xx.The case was discharged n xx/xx/xxxx and terminated on xx/xx/xxxx.	The loan was modified twice origination. The borrower making payment as per previous modification located at “xx” made on xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx with interest rate x.xx% which was applied for the due date xx/xx/xxxx.
The latest modification located at “xx” made on xx/xx/xxxx between the borrower  xx and xx. According to the modified term, the new principal balance is $xxx,xxx.xx. The deferred amount is $xx,xxx.xx and interest-bearing amount is $xxx,xxx.xx. The borrower promise to pay for the amount of $xxx.xx with interest rate x.xxx% beginning on xx/xx/xxxx till maturity date xx/xx/xxxx.

Affiliated Business Disclosure Credit Report HUD-x Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is not signed by all borrowers. However, the point and fees are updated by as per itemization located at “xx “ and lender closing instruction located at “xx."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
The finance charge is $347,612.15. The disclosed finance charge of $304,600.11 is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test is failed as loan data is $304,600.11 and comparison data is $347,612.15  with variance of -$43,012.04"
* DTI > 60% (Lvl 2)     "Debt to Income ratio (DTI) is 77.489% which is greater than 60%; however we require it below 60%"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a conventional loan type. The appraisal value is $133,000.00 and the sales price is $132,364.00. However, the LTV and CLTV exceed 100% which is greater than 80%.MI is required but missing from loan the files."
* Missing credit report (Lvl 2)     "credit report missing in loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.

1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.Mortgage Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative Mortgage Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.New York Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48677946	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	Other	xx	?	???.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	42.625%	42.625%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	33.238%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	Not Applicable	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	The Updated Title as of xx/xx/xxxx indicates the correct Borrower, that the Property Owner same as Borrower and the xx.
PER the Collection Comments dated xx/xx/xxxx, the Borrower contacted Servicer that xx were Foreclosing for past due Association Fees (NJ is a Super Lien State),and the Court date was said to be xx/xx/xxxx.
The legal description is inconsistent from vesting deed to mortgage, as per the subject mortgage recorded on xx/xx/xxxx “xx” in the beginning, whereas Vesting deed recorded on xx/xx/xxxx has the legal with xx. Other lot, block and property address are matching. It looks like a scrivener error on the Mortgage instrument which could be cured through reformation. However, it doesn't affect the enforceability of the security instrument.

According to the updated title report dated xx/xx/xxxx the subject mortgage is at lower lien position as there are total xx HOA liens against subject property in favor of xx total in the amount of $xx,xxx.xx which were recorded in between xx/xx/xxxx-xx/xx/xxxx. The subject property is located in state of New Jersey which is super lien state. There is a risk of the property to be getting foreclosed due to above unpaid liens. This can be cure if above unpaid lien will paid in full with unpaid interest and late fees.
Review of updated payment history shows that the loan is in delinquency for x months and borrower is making his monthly payments. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx with interest rate of x.xx%. The next due date is xx/xx/xxxx. The latest payment history reflect the UPB in the amount of $xx,xxx.xx.	Collections Comments:According to the comments the loan is in delinquency for x months and borrower is making his monthly payments. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx with interest rate of x.xx%. The next due date is xx/xx/xxxx. The latest payment history reflect the UPB in the amount of $xx,xxx.xx.

According to the updated title report dated xx/xx/xxxx the subject mortgage is at lower lien position as there are total xx HOA liens against subject property in favor of xx total in the amount of $xx,xxx.xx which were recorded in between xx/xx/xxxx-xx/xx/xxxx. The subject property is located in state of New Jersey which is super lien state. There is a risk of the property to be getting foreclosed due to above unpaid liens. This can be cure if above unpaid lien will paid in full with unpaid interest and late fees.

The legal description is inconsistent from vesting deed to mortgage, as per the subject mortgage recorded on xx/xx/xxxx “xx” in the beginning, whereas Vesting deed recorded on xx/xx/xxxx has the legal with xx. Other lot, block and property address are matching. It looks like a scrivener error on the Mortgage instrument which could be cured through reformation. However, it doesn't affect the enforceability of the security instrument.

The property is occupied by the owner and no visible damages were reported to the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Since origination the loan was modified x times. First mod was made on xx/xx/xxxx located at “xx”.
The Loan Modification agreement was made on an effective date of xx/xx/xxxx between “xx” (Lender).
The borrower had given promise to pay the UPB of $xx,xxx.xx. According to the mod the borrower promise to pay the interest rate of x.xx % with P&I $xxx.xx with Fixed amortized type and the first payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.

xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is "Moderate" as This loan failed the xx License prohibited fees test.
Prohibited Fees Test: FAIL loan data: $209.75 comparison data$0.00  variance:+$209.75"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
Prohibited Fees Test: FAIL loan data: $209.75 comparison data$0.00  variance:+$209.75
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
																																																																																								* TIL not hand dated (Lvl 2) "Finals TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58052412	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	Yes	Yes	Not Applicable	First	????.??	????.??	Unavailable	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	64.031%	64.031%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	44.365%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. The latest assignment is with xx, which was recorded on xx/xx/xxxx; however, there is break in assignment from xx.
The senior mortgage has been released through the satisfaction agreement dated xx/xx/xxxx with instrument #xx.
No active judgments or liens have been found.
The combined xst installment taxes in xxxx were due on xx/xx/xxxx in the amount of $x,xxx.xx; however, it has became delinquent.
The combined xnd installment taxes in xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.
The combined xst & xnd installment taxes in xxxx have been paid in the total amount of $x,xxx.x.

According to the latest payment history, the borrower is delinquent for xx months and the next due date for the payment is xx/xx/xxxx. The last payment received information is not available. The current unpaid principal balance taken as per the tape data is $xxx,xxx.xx. The borrower has been making the payments as per the Modification agreement dated xx/xx/xxxx.	Collections Comments:According to the servicing comments, the loan is in the foreclosure and the next due date for the payment is xx/xx/xxxx. The last payment received information is not available. The current unpaid principal balance taken as per the tape data is $xxx,xxx.xx. The borrower has been making the payments as per the Modification agreement dated xx/xx/xxxx.
Recent comments do not validate any reason for default.
The loan had been modified on xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx with the interest rate of x.xxx%. The borrower promises to pay the monthly P&I of $x,xxx.xx beginning from xx/xx/xxxx. The maturity date will be on xx/xx/xxxx. The prior modification was made on xx/xx/xxxx.
The foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. However, the foreclosure is on hold due to a court delay as per the comments.
No evidence has been found in the latest xx months’ servicing comments regarding the bankruptcy.
The comment dated xx/xx/xxxx shows that the subject property is owner-occupied.
According to the BPO report dated  xx/xx/xxxx located at (xx),  the subject property is owner occupied and is in average condition. The “As is Price” is xx.

Foreclosure Comments:The foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. However, the foreclosure is on hold due to court delay as per the comments.
Bankruptcy Comments:Not Applicable	This modification agreement was made between xx and xx, on xx/xx/xxxx.
The unpaid principal balance is $xxx,xxx.xx with the interest rate of x.xxx%. The borrower promises to pay the monthly P&I of $x,xxx.xx beginning from xx/xx/xxxx. The maturity date will be on xx/xx/xxxx.
The prior modification was made on xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL, Loan Data: $499,779.27, Comparison Data: $500,240.87 and Variance: -$461.60.
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $500,240.87. The disclosed finance charge of $499,779.27 is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data: $499,779.27, Comparison Data: $500,240.87 and Variance: -$461.60.
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $500,240.87. The disclosed finance charge of $499,779.27 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Hawaii State. The below required state disclosure is missing from the loan file:
1. Reciprocal Beneficiary/ Civil Union Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "According to the HUD-1, the settlement date is xx/xx/2003; however, the loan origination date is xx/xx/2003."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27714665	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Other	xx	??.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	480	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	481	475	173.781%	First	Unavailable	Not Applicable	Unavailable	xx/xx/xxxx	xxxxxx	Not Applicable	x.xx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently the assignment is with xx, which was recorded on xx/xx/xxxx.
The subject mortgage is at lower lien position as there are total x active HOA Lien against the subject property in the favor of xx for the total amount of $xxxxx.x which was recorded on different date.
There is an active junior civil judgment against the borrower xx in the favor of xx for the amount of xx, which was recorded on xx/xx/xxxx.
There is an active junior civil judgment against the borrower xx for the amount of $x.xx which was recorded on xx/xx/xxxx.
The partial payment has been made for county first installment taxes for the year xxxx-xxxx in the amount of $xxxx.xx and the second installment taxes have delinquent balance in the amount of $xx.xx which is remained after the payment for the due xx/xx/xxxx.
xxxx-xxxx county annual taxes have been paid in the amount of $xxxx.xx.
xxxx-xxxx county first and second installment taxes are due in the total amount of $xxxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied on xx/xx/xxxx.The next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx with interest rate is x.xxxx%.The PITI is in the amount of $x,xxx.xx.The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.The borrower is making payments as per modification.

Collections Comments:The loan is in active collection. According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied on xx/xx/xxxx.The next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx with interest rate is x.xxxx%.The PITI is in the amount of $x,xxx.xx.The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.The borrower is making payments as per modification.
The loan has been modified thrice since origination. The first loan modification agreement was made on xx/xx/xxxx located at “xx”.
The second loan modification agreement was made on xx/xx/xxxx located at “xx”
The third loan modification agreement was made on xx/xx/xxxx.
According to the PACER, the borrower xx had filed for bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx. The POC was filed by the creditor xx on xx/xx/xxxx for the amount of $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx.
The plan was confirmed on xx/xx/xxxx. According to modified chapter xx plan which was filed on xx/xx/xxxx(Doc#xx) the borrower has to pay $ xx,xxx.xx, total, during months x through xx, then, starting in November, xxxx, $xxxx.xx, per month, for xx months, for a term of xx months.
The Motion to modify Secured Debt which was filed on xx/xx/xxxx(Doc#xx) reveals that the loan modification has been done between the borrower xx with the Lender xx on xx/xx/xxxx. The new principal balance per modification is in the amount of $xxx,xxx.xx. The balloon Addendum to loan modification agreement shows that the lender agrees to immediately forgive an amount of $xx,xxx.xx. The borrower has promises to pay $xxxx.xx at the rate of interest x.xxx%, beginning from xx/xx/xxxx to the stated maturity date of xx/xx/xxxx.
 The loan modification does affect the terms of the confirmed plan in the case. If the loan modification does affect the terms of the confirmed plan in the case, the Debtor(s) will separately file a motion to modify the confirmed plan.
The order authorizing loan modification which was field on xx/xx/xxxx(Doc#xx) reflect that the Debtor(s) is/are authorized to enter into a modification of an existing secured loan agreement according to the terms set out in the motion; and it is further ordered, that the terms of the confirmed plan in this case are not hereby modified, and any plan modification must be effected by separate motion.
The amended POC was filed by the creditor xx on xx/xx/xxxx, for the amount of $xxx,xxx.xx and the amount of arrearage is in the amount of $xx,xxx.xx.
The motion for relief from automatic stay was filed (Doc#xx) by xx on xx/xx/xxxx shows that the value of the property is $xxx,xxx.xx, according to the Debtor's Schedule "A”. As there is little to no equity in the Property, the Property is not necessary for an effective reorganization. Wherefore, xx, prays that this Court issue an Order terminating or modifying the Automatic Stay. The hearing to obtain motion from relief from stay is scheduled on xx/xx/xxxx. However, the trustee filed a motion to dismiss the case as the debtor is failed to make plan payments. The case was dismissed on xx/xx/xxxx.
The subject mortgage is at lower lien position as there are total x active HOA Lien against the subject property in the favor of xx for the total amount of $xxxxx.xx which was recorded on different date.
There is an active HOA judgment in the favor of xx against the borrower for the amount $xxxx.xx which was recorded on xx/xx/xxxx.
As per BPO report subject property has been occupied by the owner and property is in average condition. The borrower intention is to keep the property. No damages or repairs are found in report. The BPO report which is located at “xx”

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower Abdul Sami Khan had filed for bankruptcy under chapter-xx with the case# xx-xxxxx on xx/xx/xxxx. The POC was filed by the creditor Rushmore Management Services on xx/xx/xxxx for the amount of $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx.
The plan was confirmed on xx/xx/xxxx. According to modified chapter xx plan which was filed on xx/xx/xxxx(Doc#xx) the borrower has to pay $ xx,xxx.xx, total, during months x through xx, then, starting in November, xxxx, $xxxx.xx, per month, for xx months, for a term of xx months.
The Motion to Modify Secured Debt For Real Property and Notice of Opportunity to object and Setting Deadline to Amend Filed Proofs of Claims has been filed on xx/xx/xxxx(Doc#xx) reveals that the amount of proposed modified secured claim is $xxx,xxx.xx. The monthly amount of the modified secured claim payment is $xxxx.xx; the rate of interest is x.xxx% for duration of xx years. The loan modification does affect the terms of the confirmed plan in the case. If the loan modification does affect the terms of the confirmed plan in the case, the Debtor(s) will separately file a motion to modify the confirmed plan.
The order authorizing loan modification which was field on xx/xx/xxxx(Doc#xx) reflect that the Debtor(s) is/are authorized to enter into a modification of an existing secured loan agreement according to the terms set out in the motion; and it is further ordered, that the terms of the confirmed plan in this case are not hereby modified, and any plan modification must be effected by separate motion.
The amended POC was filed by the creditor MTGLQ Investors, LP on xx/xx/xxxx, for the amount of $xxx,xxx.xx and the amount of arrearage is in the amount of $xx,xxx.xx.
The motion for relief from automatic stay was filed (Doc#xxx) by MTGLQ Investors, L.P on xx/xx/xxxx shows that the value of the property is $xxx,xxx.xx, according to the Debtor's Schedule "A”. As there is little to no equity in the Property, the Property is not necessary for an effective reorganization. Wherefore, MTGLQ Investors, LP, prays that this Court issue an Order terminating or modifying the Automatic Stay. The hearing to obtain motion from relief from stay is scheduled on xx/xx/xxxx. However, the trustee filed a motion to dismiss the case as the debtor is failed to make plan payments. The case was dismissed on xx/xx/xxxx.
According to PACER records the Motion to modify Secured Debt which was filed on xx/xx/xxxx(Doc#xx) reveals that the loan modification has been done between the borrower xx with the Lender xx on xx/xx/xxxx. The new principal balance per modification is in the amount of $xxx,xxx.xx. The balloon Addendum to loan modification agreement shows that the lender agrees to immediately forgive an amount of $xx,xxx.xx. The borrower has promises to pay $xxxx.xx at the rate of interest x.xxx%, beginning from xx/xx/xxxx to the stated maturity date of xx/xx/xxxx.	Final Truth in Lending Discl. HUD-x Closing Statement Missing Required State Disclosures Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 (Settlement Statement) along with Estimated HUD or itemization is missing from the loan file."	* DTI > 60% (Lvl 2) "As per application the total monthly income of borrower is $5,841.66 and total monthly expenses are in the amount of $10,151.69.Hence, DTI>60%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL document  is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. However, following disclosure is missing from the loan file.
1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5.Balloon Payment
6.No Escrow Account
7.Mandatory Binding Arbitration Disclosures
8.Home Buyer Education and Counseling Disclosure"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The Right Of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4843187	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	VA	Fixed	Purchase	103.300%	103.300%	Full Documentation	No	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	45.579%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.

The chain of assignment is completed as the subject mortgage is currently assigned to “xx” and this AOM was recorded on xx/xx/xxxx.

Active liens/judgments/prior or junior Mortgage:

x. There is an active prior State Tax Lien is available in the updated title report in the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.

x. There is an active prior Federal Tax Lien is available in the updated title report in the amount of $xx,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.

x. There is an active junior Federal Tax Lien is available in the updated title report in the amount of $xx,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.

x. There is an active junior State Tax Lien is available in the updated title report in the amount of $xx,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.

x. There is an active junior State Tax Lien is available in the updated title report in the amount of $xx,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.

x. There is an active junior State Tax Lien is available in the updated title report in the amount of $x,xxx.xx  in favor of "xx" and it was recorded on xx/xx/xxxx.

xst installment of xxxx-xxxx year Combined taxes of $x,xxx.xx are due on xx/xx/xxxx and xnd installment of $x,xxx.xx are due on xx/xx/xxxx.	The review of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for +xxx days and the next due date of payment is xx/xx/xxxx. The last payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is mentioned in the updated payment history is in the amount of $xxx,xxx.xx. Borrower is currently making payments according to the original Note terms.	Collections Comments:The subject loan is currently in active bankruptcy; the subject loan is currently delinquent for +xxx days and the next due date of payment is xx/xx/xxxx. The last payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is mentioned in the updated payment history is in the amount of $xxx,xxx.xx. Borrower is currently making payments according to the original Note terms.
Debtor,xx filed the Bankruptcy under chapter-xx on xx/xx/xxxx with the case#xx & the plan is not confirmed yet.
Schedule-D in Voluntary petition shows that there is an unsecured claim amount of $x.xx out of total claim in the amount of $xxx,xxx.xx (Amount of claim Do not deduct the value of collateral) and the subject value of subject collateral is $xxx,xxx.xx.
According to the debtor's chapter-xx plan which was filed on xx/xx/xxxx, the pre-petition arrears on secured claims will be paid through the plan in the monthly amount of $xxx.xx for xx months for the total amount of $xx,xxx.xx.
No evidences are available in the latest servicing comments regarding foreclosure proceedings on the file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Debtor,xx filed the Bankruptcy under chapter-xx on xx/xx/xxxx with the case#xx & the plan is not confirmed yet.
Schedule-D in Voluntary petition shows that there is an unsecured claim amount of $x.xx out of total claim in the amount of $xxx,xxx.xx (Amount of claim Do not deduct the value of collateral) and the subject value of subject collateral is $xxx,xxx.xx.
According to the debtor's chapter-xx plan which was filed on xx/xx/xxxx, the pre-petition arrears on secured claims will be paid through the plan in the monthly amount of $xxx.xx for xx months for the total amount of $xx,xxx.xx.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Initial Closing Disclosure is dated xx/xx/2016 and Final Closing Disclosure is dated xx/xx/2016 which is less than 3 days."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to a fee increase on CD dated xx/xx/2016. LE dated xx/xx/2016 reflects a Origination Points at $3,743.00, however, Initial CD dated xx/xx/2016 reflects the Origination Points at $4,491.99. This is a fee increase of 748.99 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* MI, FHA or MIC missing and required (Lvl 2) "The subject loan is VA but MI Certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Below state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91602793	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	?	????.?	??/??/????	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	ARM	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxxx.xx	x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated xx.
The chain of assignment has been completed. The last assignment is from xx, Not in Its Individual capacity, But Solely as Trustee for xx which was recorded on xx/xx/xxxx.
xst and xnd installments of xxxx-xxxx County taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx respectively.
xst and xnd installments of xxxx-xxxx County taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx respectively.
xst and xnd installments of xxxx-xxxx County taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx respectively
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to xx/xx/xxxx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The borrower has been making payment as per the modification agreement dated xx/xx/xxxx with the interest rate of x.xxx % and P&I of $x,xxx.xx.
According to the tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx and the UPB as per tape data is $xxx,xxx.xx.
Collections Comments:The loan is currently in Collections and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to xx/xx/xxxx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The borrower has been making payment as per the modification agreement dated xx/xx/xxxx with the interest rate of x.xxx % and P&I of $x,xxx.xx.
According to the tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx and the UPB as per tape data is $xxx,xxx.xx.The servicing comment states that the reason for default is Medical issues. The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. However, the foreclosure was placed on hold due to Loss Mitigation dated on xx/xx/xxxx. No bankruptcy details were found on the PACER. The loan was modified on xx/xx/xxxx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx out of which $xxx,xxx.xx is deferred principal balance and the borrower promises to pay P&I in the amount of $ x,xxx.xx with interest rate starting at x.xx % beginning from xx/xx/xxxx. The maturity date is xx/xx/xxxx.
According to BPO report dated xx/xx/xxxx, the subject property is owner occupied and is average condition. No major repairs appear to be necessary. As-Is list price is quoted as $xxx,xxx.xx.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. However, the foreclosure was placed on hold due to Loss Mitigation dated on xx/xx/xxxx.

Bankruptcy Comments:Not Applicable	According to the modification agreement, the loan was modified on xx/xx/xxxx between the borrower, xx and the Lender, xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx out of which $xxx,xxx.xx is deferred principal balance and the borrower promises to pay P&I in the amount of $ x,xxx.xx with interest rate starting at x.xx % beginning from xx/xx/xxxx. The maturity date is xx/xx/xxxx.
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Loan Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the predatory lending guidance test.
This loan failed the points and fees test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. TILA APR Test: Result: FAIL; Loan Data: 0.000%; Comparison Data: 9.030%; Variance: -9.030%.
The annual percentage rate (APR) is 9.043%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan failed the allowable points and fees test. The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000.
GSE (Freddie Mac public guidelines) Points and Fees Test: Result:  FAIL; Loan Data: $15,410.10; Comparison Data: $14,680.00; Variance: +$730.10."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California State. The following state disclosures are missing from the loan files:
·Impound Account Disclosure
·Cosigner Notice
·Private Mortgage Insurance Disclosure
·Earthquake Disclosure for condominiums
·Hazard Insurance Disclosure
·Insurer RecommendationDisclosure
·CA Fair Lending Notice
·Anti-Tying Disclosure
·Privacy Notice
·Notice of Right to Copy of Appraisal
·Application for Credit-Married Persons
·Fair Debt Collection Notice
·Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "The subject mortgage was originated on xx/xx/2006. However, as per final HUD-1, the settlement date is xx/xx/2006."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37936527	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	????.??	Unavailable	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxxx.xx	x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	The review of Updated title dated xx/xx/xxxx the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is from xx recorded on xx/xx/xxxx.

There are no active liens and judgments.

The first installment county taxes for the year xxxx-xx have been paid in the amount of $xxxx.xx and the second installment has been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.
The review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and next due date is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx. The borrower has been making payment as per Modification.	Collections Comments:The is currently performing and next due date is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx. The borrower has been making payment as per Modification.
The loan has been modified, this modification agreement was made between xx and Servicer xx on xx/xx/xxxx. The reason for modification is a financial hardship. As per the modified terms, new principal balance is $xxx,xxx.xx. Borrower promises to pay $xxxx.xx monthly with a modified interest rate x.xx% beginning from xx/xx/xxxx with a maturity date xx/xx/xxxx. The deferred balance is $xxx,xxx.xx. The interest-bearing amount is $xxx,xxx.xx.
The borrower Rosa I. Ramirez had filed bankruptcy under Chapter x with the case# xx on xx/xx/xxxx. The debtor was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx. The case was dismissed for failure to file information
The foreclosure was initiated in xxxx and referred to an attorney on xx/xx/xxxx. However, the foreclosure was placed on hold for trial Modification on xx/xx/xxxx. The loan was modified on xx/xx/xxxx. Currently, the loan is performing.
According to comment dated xx/xx/xxxx, the reason for default is a reduction in income.
The short sale was approved on xx/xx/xxxx. However, no further details are available.
According to the BPO report dated xx/xx/xxxx, the subject property is occupied by an unknown party and good in condition.
No comments were indicating damages and repairs pertaining to the subject property.

Foreclosure Comments:The foreclosure was initiated in xxxx and referred to an attorney on xx/xx/xxxx. However, the foreclosure was placed on hold for trial Modification on xx/xx/xxxx. The loan was modified on xx/xx/xxxx. Currently, the loan is performing.
Bankruptcy Comments:The borrower Rosa I. Ramirez had filed bankruptcy under Chapter x with the case# xx-xxxxx on xx/xx/xxxx. The debtor was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx. The case was dismissed for failure to file information.	This modification agreement was made between Borrower xx and Servicer xx on xx/xx/xxxx. The reason for modification is a financial hardship. As per the modified terms, new principal balance is $xxx,xxx.xx. Borrower promises to pay $xxxx.xx monthly with a modified interest rate x.xx% beginning from xx/xx/xxxx with a maturity date xx/xx/xxxx. The deferred balance is $xxx,xxx.xx. The interest-bearing amount is $xxx,xxx.xx.	Affiliated Business Disclosure Final Truth in Lending Discl. Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.745%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is 0.000% and comparison data is 7.745%; hence, the variance is -7.745%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10205761	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Other	xx	?	????.??	??/??/????	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	FHA	Fixed	Purchase	92.583%	92.583%	Unavailable	No	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is with xx.
 Active liens and judgments are as follows:
x) There are two HOA liens active against the subject property in favor of xx in the total amount of $ x,xxx.xx which were recorded on xx/xx/xxxx and xx/xx/xxxx.
x) There are three State Tax liens active against the subject property in favor of xx in the total amount of $xx,xxx.xx which were recorded on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx.
x) There is credit card judgment against xx in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
x) There is civil judgment against xx in the favor of xx in the amount of $xxx.xx which was recorded on xx/xx/xxxx.
x) There is civil judgment against xx in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The borrower has been paying as per the Note.	Collections Comments:Available servicing comment and documents in file reveal that loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The borrower has been paying as per the Note.
The reason for default was unemployment and decreased income.
There is no foreclosure activity found in the loan recent xx months. Previously, foreclosure was initiate and referred to attorney which was completed on xx/xx/xxxx. Foreclosure file was closed and dismissal was of lis pendens was granted on xx/xx/xxxx.
There is no bankruptcy filing found by borrower.
Foreclosure Comments:There is no foreclosure activity found in the loan recent xx months. Previously, foreclosure was initiate and referred to attorney which was completed on xx/xx/xxxx. Foreclosure file was closed and dismissal was of lis pendens was granted on xx/xx/xxxx. Currently, loan is performing.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The subject loan is a FHA loan but MI certificate is missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is moderate due to loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. Loan Data 0.000% Comparison Data 3.820% Variance-3.820%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Servicing Providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66363601	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	No	Not Applicable	First	?	???	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	47.368%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.

The chain of assignment has been completed.
The current year taxes are due in the amount of $x,xxx.xx.

As per the updated title report, the current property owner is xx. The property was foreclosed and sold to xx with sheriff’s deed dated xx/xx/xxxx and recorded on xx/xx/xxxx. However, Foreclosure Docket xx(Dated xx/xx/xxxx) Shows Judgment Vacated; However No Recession Filed In Land Records.
There is one civil judgment against subject property in favor ofxx in the amount of $xxx.xx which has been recorded on xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and due for the xx/xx/xxxx payment. The last payment was received on xx/xx/xxxx and was applied to the xx/xx/xxxx payment. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx.	Collections Comments:The loan is currently in bankruptcy, on foreclosure hold. According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and due for the xx/xx/xxxx payment. The last payment was received on xx/xx/xxxx and was applied to the xx/xx/xxxx payment. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx.
The loan has been modified twice since origination.  The Modification Agreements were effective xx/xx/xxxx with the latest effective xx/xx/xxxx between the borrower xx and xx. The new modified principal balance is in the amount of $xxx,xxx.xx with a fixed interest rate of x.xxx% with a P&I payment in the amount of $x,xxx.xx beginning xx/xx/xxxx until maturity date of xx/xx/xxxx.

The foreclosure was initiated and referred to an attorney on xx/xx/xxxx.  The Complaint was filed on xx/xx/xxxx and recorded xx/xx/xxxx.  The foreclosure was placed on hold due to the borrower filing bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx.
The prior foreclosure action (Case#xx) had a First Legal Action completed on xx/xx/xxxx.  The foreclosure sale was held on xx/xx/xxxx and the property reverted back to the servicer,xx via Sheriff's Deed dated xx/xx/xxxx and recorded xx/xx/xxxx.  A File Application to Vacate Order Confirming Sale, Void Deed, Vacate Judgment, Quash Special Execution, Restore Note and Mortgage, and for Dismissal was filed on xx/xx/xxxx.  Per the Updated Title Report dated xx/xx/xxxx, the Title Searcher noted that the Foreclosure Docket xx (dated xx/xx/xxxx) shows Judgment Vacated; however no recession filed in Land Records.  The title report reflects the Property Ownership is currently still in the name of xx.

According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx, the POC amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx.  Schedule D of the Bankruptcy Voluntary Petition dated xx/xx/xxxx reflects the amount of claim without deducting the value of the collateral is $xxx,xxx and the value of the collateral is $xxx,xxx leaving an unsecured portion of $xx,xxx.  There are no comments indicating a cramdown.  The plan reflects the debtor shall pay to the trustee the sum of $x,xxx per month for xx months. Total of plan payments: $xxx,xxx.

No damages or repairs have been found.
Foreclosure Comments:The latest foreclosure action was initiated and referred to an attorney on xx/xx/xxxx.  The Complaint was filed on xx/xx/xxxx and recorded xx/xx/xxxx.  The foreclosure was placed on hold due to the borrower filing bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx.
The prior foreclosure action (Case# xx) had a First Legal Action completed on xx/xx/xxxx.  The foreclosure sale was held on xx/xx/xxxx and the property reverted back to the servicer, FV-I, Inc. in trust for xx via Sheriff's Deed dated xx/xx/xxxx and recorded xx/xx/xxxx.  A File Application to Vacate Order Confirming Sale, Void Deed, Vacate Judgment, Quash Special Execution, Restore Note and Mortgage, and for Dismissal was filed on xx/xx/xxxx.  Per the Updated Title Report dated xx/xx/xxxx, the Title Searcher noted that the Foreclosure Docket xx (dated xx/xx/xxxx) shows Judgment Vacated; however no recession filed in Land Records.  The title report reflects the Property Ownership is currently still in the name ofxx.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx, the POC amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. Schedule D of the Bankruptcy Voluntary Petition dated xx/xx/xxxx reflects the amount of claim without deducting the value of the collateral is $xxx,xxx and the value of the collateral is $xxx,xxx leaving an unsecured portion of $xx,xxx. There are no comments indicating a cramdown. The plan reflects the debtor shall pay to the trustee the sum of $x,xxx per month for xx months. Total of plan payments: $xxx,xxx.	The loan has been modified twice since origination. The Modification Agreements were effective xx/xx/xxxx with the latest effective xx/xx/xxxx between the borrower xx and xx. The new modified principal balance is in the amount of $$xxx,xxx.xx with a fixed interest rate of x.xxx% with a P&I payment in the amount of $x,xxx.xx beginning xx/xx/xxxx until maturity date of xx/xx/xxxx.	HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* HUD-1 Closing Statement missing or unsigned (Lvl 2) "The Final HUD 1 provided in the file is executed however the first page has blured images/figures."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the State of Oklahoma.  The following Required State Disclosure is missing from the loan file:
- Notice of Rights to Obtain a Security Freeze."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of service transfer missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32611490	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	96.711%	96.711%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	581	Not Applicable	43.308%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxx.xx	x.x%	xxx.xx	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.

The chain of assignment has been completed. The latest assignment is with xx recorded on xx/xx/xxxx with Book/Page#xx.

No active liens and judgments were found against the borrower or property.

No prior year delinquent taxes have been found. The Annual xxxx Combined tax is due for xx/xx/xxxx in the amount of $xxx.xx. The Annual xxxx Combined tax is paid on xx/xx/xxxx in the amount of $xxx.xx.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and due for the xx/xx/xxxx payment. The last funds were received on xx/xx/xxxx in the amount of $xx.xx and were placed into suspense. The last payment was applied on xx/xx/xxxx from unapplied funds in the amount of $xxx.xx to the xx/xx/xxxx payment. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.	Collections Comments:The loan is currently in collection. According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and due for the xx/xx/xxxx payment. The last funds were received on xx/xx/xxxx in the amount of $xx.xx and were placed into suspense. The last payment was applied on xx/xx/xxxx from unapplied funds in the amount of $xxx.xx to the xx/xx/xxxx payment. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.

According to the modification, the loan was modified on xx/xx/xxxx between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx of which $x,xxx.xx is the deferred principal and the interest bearing amount is $xxx,xxx with a fixed interest rate starting at x.x% and a P&I in the amount of $xxx.xx beginning from xx/xx/xxxx until maturity date of xx/xx/xxxx.  There is no principal forgiven amount. This loan was modified twice. The previous loan modification was made between borrower xx and lender xx. on xx/xx/xxxx.
The reason for default is loss of income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
The prior foreclosure action was referred to the attorney on xx/xx/xxxx.  The borrower sent in full reinstatement in the amount of $x,xxx.xx on xx/xx/xxxx and the foreclosure action was cancelled.
According to the PACER, the borrower had not filed for bankruptcy post origination.

The property was damaged by fire and has been xxx% repaired.  As per the collection comment xx/xx/xxxx, the borrower's wife had a fire in her home.  The Date of Loss was xx/xx/xxxx.  The property needed repairs in the estimated amount of $x,xxx.xx.  The insurance claim was accepted with the amount of $x,xxx.  The servicing comment dated xx/xx/xxxx reflects all repairs were completed per the inspection results showing xxx%.
Foreclosure Comments:The prior foreclosure action was referred to the attorney on xx/xx/xxxx.  The borrower sent in full reinstatement in the amount of $x,xxx.xx on xx/xx/xxxx and the foreclosure action was cancelled.
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/xxxx between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx of which $x,xxx.xx is the deferred principal and the interest bearing amount is $xxx,xxx with a fixed interest rate starting at x.x% and a P&I in the amount of $xxx.xx beginning from xx/xx/xxxx until maturity date of xx/xx/xxxx. There is no principal forgiven amount. This loan was modified twice. The previous loan modification was made between borrower xx and lender xx. on xx/xx/xxxx.	Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Risk Indicator is Moderate due to failing the TILA finance charge test and the bona fide discount points test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test.  Unable to verify if the Discount Points charged at origination were actually bona fide and reduced the interest rate.
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.  Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State".

"Bona Fide Discount Points Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.  The finance charge is $147,743.90.  The disclosed finance charge of $147,410.41 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: Loan Data $147,410.41; Comparison Data $147,743.90; Variance of -$333.49."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the State of North Carolina.  The following state disclosures are missing from the loan file:
- Credit Property Insurance Disclosure
- Fee Agreement
- Priority of Security Instrument Disclosure
- Attorney Selection Disclosure"
																																																																																								* Property is Manufactured Housing (Lvl 2) "The Subject Property is a Manufactured Home. As per the Affixture Affidavit located at “Ln#23973 Pg#13” which recorded on xx/xx/2006 with Book# / Page# 670 / 71, the VIN number BG07-NC143846A/B was found which confirms that the property is affixed. The Final title policy also shows Alta Endorsement Form 7 in it. The Mortgage at origination includes Collateral of a 2006 Cavalier manufactured home Serial Number BG07-NC143846A/B and states the property address is 107 Downs Street, Cofield, NC 27922."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73113247	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	648	Not Applicable	44.664%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of Updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed.  The last assignment is from xx which was recorded on xx/xx/xxxx.
There is Junior Civil Judgment against the borrower xx in the favor of xx. for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx and same judgment was renewed on xx/xx/xxxx. Also, there are two judgments. However, middle name of defendant does not match with the middle name of the borrower.
Combined annual taxes for the year xxxx have been paid in the amount of $xxx.xx.
No prior year delinquent taxes have been found.
The latest payment history as of xx/xx/xxxx reveals that the borrower is delinquent for one month and next payment due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to xx/xx/xxxx. The current UPB is reflecting is in the amount of $xxx,xxx.xx.
The borrower has been making the payment as per the loan Modification agreement which was executed on xx/xx/xxxx with interest only payment of $xxx.xx and interest rate of x.xxx %.
Collections Comments:The loan is currently in the collection and the nest due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to xx/xx/xxxx. The current UPB is reflecting is in the amount of $xxx,xxx.xx.
The borrower has been making the payment as per the loan Modification agreement which was executed on xx/xx/xxxx with interest only payment of $xxx.xx and interest rate of x.xxx %. This Limited Term Interest only modification agreement was made between servicer (lender) xx with the borrower xx on xx/xx/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx out of which $xx,xxx.xx is deferred balance. The borrower promises to pay $xxx.xx interest only payment monthly with a modified interest rate of x.xxx % beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. On the reduction period end date, this agreement will terminate and the interest rate of loan will revert to the original stated rate and payment will increases due to it will include the principal.
 The reason for default is medical issue. No foreclosure or bankruptcy activity was found in the loan file.
According to comment dated xx/xx/xxxx, the borrower agreed for x months repayment plan which was start from xx/xx/xxxx for the amount of $x,xxx.xx. According to comment dated xx/xx/xxxx, the loan modification was finalized. The comment dated states that this modification is deferred only. The borrower is on two months repayment plan.
According to comment dated xx/xx/xxxx, the roof was blown off from the side due to the Hurricane. The borrower doesn't have money to repair.
No further information is available to determine the current property condition and occupancy. No latest BPO report is available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Limited Term Interest only modification agreement was made between servicer (lender) xx with the borrower xx on xx/xx/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx out of which $xx,xxx.xx is deferred balance. The borrower promises to pay $xxx.xx interest only payment monthly with a modified interest rate of x.xxx % beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. On the reduction period end date, this agreement will terminate and the interest rate of loan will revert to the original stated rate and payment will increases due to it will include the principal.	Missing Required State Disclosures	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx)”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of the note is available in the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida, However, the following state disclosures are missing from the loan file.

1.Anti-Coercion Notice(xx)
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
																																																																																								* Settlement date is different from note date (Lvl 2) "The subject mortgage was originated on xx/xx/2006. As per final HUD-1, the settlement date is xx/xx/2006 which is different from note date."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79340806	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	???.?	?.??%	300	xx	xx	Conventional	Fixed	Cash Out	69.240%	69.240%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	xxxx.xx	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx, recorded on xx/xx/xxxx.
No active judgment or liens have been found.
The first installment combined taxes of xxxx have been paid in the amount of $xxxx.xx. xxxx Combined second installment taxes are due in the amount of $xxxx.xx for the due date xx/xx/xxxx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is delinquent for x months and next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for due date xx/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of xx/xx/xxxx. The borrower has been making the payments as per the modification agreement.
Collections Comments:According to servicing comments, the loan is currently in the collection. The review of payment history shows that the borrower is delinquent for x months and next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for due date xx/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of xx/xx/xxxx. The borrower has been making the payments as per the modification agreement.
The step loan modification agreement was made on xx/xx/xxxx between borrower xx. The borrower promises to make a monthly payment of $xxx.xx with the rate of interest of x.xxx% for xx months, then $xxx.xx with the rate of interest of x.xxx% for xx months, then $xxx.xx with the rate of interest of x.xxx% for xx months and $xxx.xx with the rate of interest of x.xxx% for xxx months, till maturity date xx/xx/xxxx. The deferred balance amount is $xxxx.xx and interest-bearing amount is $xx,xxx.xx. The New Principal Balance stated in the modification is $xx,xxx.xx.
The borrower had filed bankruptcy under chapter xx with the case #xx on xx/xx/xxxx. According to the reaffirmation agreement dated xx/xx/xxxx, The amount of debt subject to this reaffirmation agreement is $xx,xxx.xx on the date of bankruptcy $xx,xxx.xx to be paid under reaffirmation agreement with the rate of interest of x.xx% and P&I in the amount of $xxx.xx per month for xxx  months. The case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. The Voluntary Petition, Schedule-D shows the amount of $xx,xxx as an unsecured portion out of the amount of claim $xx,xxx. Did not see any comments reflecting cram down.
A review of collection comment shows no indication of post closing foreclosure activity.
The reason for default is excessive obligations.
The latest property inspection report is not available in the loan file to determine current property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case #xx on xx/xx/xxxx. According to the reaffirmation agreement dated xx/xx/xxxx, The amount of debt subject to this reaffirmation agreement is $xx,xxx.xx on the date of bankruptcy $xx,xxx.xx to be paid under reaffirmation agreement with the rate of interest of x.xx% and P&I in the amount of $xxx.xx per month for xxx  months. The case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. The Voluntary Petition, Schedule-D shows the amount of $xx,xxx as an unsecured portion out of the amount of claim $xx,xxx. Did not see any comments reflecting cram down.

The step loan modification agreement was made on xx/xx/xxxx between borrower xx and Lender xx. The borrower promises to make a monthly payment of $xxx.xx with the rate of interest of x.xxx% for xx months, then $xxx.xx with the rate of interest of x.xxx% for xx months, then $xxx.xx with the rate of interest of x.xxx% for xx months and $xxx.xx with the rate of interest of x.xxx% for xxx months, till maturity date xx/xx/xxxx. The deferred balance amount is $xxxx.xx and interest-bearing amount is $xx,xxx.xx. The New Principal Balance stated in the modification is $xx,xxx.xx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is Moderate due to TILA failed for Finance Charge Test, Rescission Finance Charge Test and APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed due to Finance Charge Test. As per loan data Finance Charge is $68,272.81. However, comparison data is $93,380.15 and variance is -$25,107.34.
ComplianceEase TILA Test failed due to Foreclosure Rescission Finance Charge Test. As per loan data Foreclosure Rescission Finance Charge is $68,272.81. However, comparison data is $93,380.15 and variance is -$25,107.34.
ComplianceEase TILA Test failed due to APR Test. As per loan data APR is 7.090%. However, comparison data is 8.714% and variance is -1.624%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file.
1. Affidavit of Consideration,
2. Affidavit of Disbursement,
3. First Time Buyers Affidavit,
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure,
5. Balloon Payment,
6. No Escrow Account,
7. Mandatory Binding Arbitration Disclosures"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78401450	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Other	xx	????.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	240	xx	xx	Conventional	Fixed	Cash Out	34.000%	34.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	27.507%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	Not Applicable	x.xx%	xxx.xx	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx/xx/xxxx states that the subject mortgage was originated on xx.
The chain of assignment has been completed.
There are two HOA/COA liens against the property, the first was recorded on xx/xx/xxxx in the amount of $xxxx.xx which is in the favor of xx.
The second was recorded on xx/xx/xxxx in the amount of $xxxx.xx which is in the favor of xx.  The property is located in MD which is a Super Lien State under the Stand Alone Statute.
The xxxx combined annual taxes were due by xx/xx/xxxx in the amount of $x,xxx.xx.	The review of payment history as of xx/xx/xxxx shows that the borrower is currently xx days delinquent and due for the xx/xx/xxxx payment. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and was applied to the xx/xx/xxxx and xx/xx/xxxx payments. The UPB in the payment history is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and the current PITI is $xxx.xx. The borrower has been making the payments as per the modification agreement.	Collections Comments:The review of payment history as of xx/xx/xxxx shows that the borrower is currently xx days delinquent and due for the xx/xx/xxxx payment. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and was applied to the xx/xx/xxxx and xx/xx/xxxx payments. The UPB in the payment history is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and the current PITI is $xxx.xx. The borrower has been making the payments as per the modification agreement.
The loan was modified on xx/xx/xxxx with a new UPB of $xx,xxx.xx to a fixed interest rate of x.xx% and P&I of $xxx.xx beginning xx/xx/xxxx until maturity date of xx/xx/xxxx.
According to the review, the prior foreclosure action was initiated when the file was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx.  The loan was modified in September xxxx bringing the loan current.
As per PACER records, the borrower has filed the bankruptcy under chapter xx with case # xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with a secured claim amount of $xx,xxx.xx and the arrearage amount is $xxx.xx.
The order confirming chapter xx plan was filed on xx/xx/xxxx which reflects the debtor shall pay $xxx.xx monthly for x to xx months then $x,xxx.xx monthly for xx to xx months.  A MFR was granted on a different property.
As per collection comments, unable to determine the property occupancy and the condition.  Additionally, a recent BPO report is unavailable to determine the same.
Foreclosure Comments:According to the review, the prior foreclosure action was initiated when the file was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx.  The loan was modified in September xxxx bringing the loan current.
Bankruptcy Comments:As per PACER records, the borrower has filed the bankruptcy under chapter xx with case # xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with a secured claim amount of $xx,xxx.xx and the arrearage amount is $xxx.xx.
The order confirming chapter xx plan was filed on xx/xx/xxxx which reflects the debtor shall pay $xxx.xx monthly for x to xx months then $x,xxx.xx monthly for xx to xx months. A MFR was granted on a different property.	This modification agreement was made on xx/xx/xxxx between the lender ' xx." and the borrower "xx". As per modified terms the borrower promises to pay the UPB of $xx,xxx.xx with the interest rate of x.xx% and P&I of $xxx.xx beginning xx/xx/xxxx until maturity date of xx/xx/xxxx.	Credit Report Final Title Policy Missing Required State Disclosures	xx	3: Curable	* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "The Final Title Policy provided in the file reflects the Date of Policy is xx/xx/2005 however per the Note, the loan origination date is xx/xx/2006. The Agent however acknowledged the policy at the bottom of the page with Schedule A with a signature and correct date of xx/xx/2006."	* Missing credit report (Lvl 2) "Credit Report is Missing"
* Missing Required State Disclosures (Lvl 2)     "The property is located in MD state.  The following required state disclosures are missing from the loan file:
Affidavit of Consideration
Affidavit of Disbursement
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure.
No Escrow Account
Mandatory Binding Arbitration Disclosures
																																																																																								Home Buyer Education and Counseling Disclosure"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95787313	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	Second	?	???.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Refinance	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	74.140%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	xxxxx.xx	x.xx%	xxx.xx	xx/xx/xxxx	Financial Hardship	The updated-title report dated xx/xx/xxxx shows the subject mortgage was originated on xx.

There is an active mortgage prior to the subject Mortgage, in the favor of “xx, acting by and through xx. recorded on xx/xx/xxxx  for the amount of $x,xxx.xx.

There are four civil judgments against the  "xx" in the amount of $xx,xxx.xx,m which were recorded on xx/xx/xxxx, xx/xx/xxxx,xx/xx/xxxx and xx/xx/xxxx respectively.
However, the SSN#/property address is not provided on the documents to validate the above judgments.

The county taxes for the year xxxx have been due in the amount of $xxx.xx.
No prior years delinquent taxes have been found.	According to payment history available as of xx/xx/xxxx, the borrower is making regular payments. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xxand PITI is in the amount of $xxx.xx. The UPB(including deferred) reflected as per the payment history is in the amount of $xx,xxx.xx. The borrower is making payments as per modification.	Collections Comments:The present status of the loan is in performing.
According to payment history available as of xx/xx/xxxx, the borrower is making regular payments. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xxand PITI is in the amount of $xxx.xx. The UPB (including deferred) reflected as per the payment history is in the amount of $xx,xxx.xx.
The loan has been modified once since origination. As per the modified terms, the new modified principal balance in the amount of $xx,xxx.xx of which the lender has deferred $xx,xxx.xx. Hence, the borrower promised to pay interest bearing balance in the amount of $xx,xxx.xx with interest at the rate x.xxx % and monthly P&I in the amount of $xxx.xx beginning from xx/xx/xxxx.  The new maturity date will be xx/xx/xxxx.
According to servicing comment dated xx/xx/xxxx, there is no activity regarding the foreclosure.
No comment indicating any damage to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy, case#xx under chapter xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The debtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	The loan was modified on xx/xx/xxxx between the borrower “xx” and Lender “xx”.
As per the modified terms, the new modified principal balance in the amount of $xx,xxx.xx of which the lender has deferred $xx,xxx.xx. Hence, the borrower promised to pay interest bearing balance in the amount of $xx,xxx.xx with interest at the rate x.xxx % and monthly P&I in the amount of $xxx.xx beginning from xx/xx/xxxx.  The new maturity date will be xx/xx/xxxx.
xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test: Loan Data:$82,407.79 Comparison Data:$82,866.25 Variance:$458.46"
																																																																																								* DTI > 60% (Lvl 2) "According to final 1003, the total monthly income of the borrower is $1,633.00; However, the total monthly expenses(Post-Close) are in the amount of $1,210.70. Hence, the DTI exceeds 60.00%."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79840105	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Refinance	88.485%	88.485%	Full Documentation	No	xx	Unavailable	25.000%	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	26.228%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x%	xxx.x	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the assignment of mortgage is with xx , which was recorded on xx/xx/xxxx.
There is an IRS lien against the xx in the favor of xx, in the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx.
The annual county taxes of xxxx and xxxx have been paid in the cumulative amount of $x,xxx.xx. The county xst and xnd installments taxes in xxxx have been paid in the cumulative amount of $x,xxx.xx. For the Parcel #xx.
The county annual taxes of xxxx & xxxx have been paid in the cumulative amount of $xxx.xx. The county xst and xnd installments taxes in xxxx have been paid in the cumulative amount of $xxx.xx. For the Parcel#xx-xx-xxx-xxx-xxxx.
No prior years delinquent taxes have been found.	The review of the payment history as of date xx/xx/xxxx shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for xx/xx/xxxx. The current UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx. The borrower has been making the payments as per the modification agreement dated xx/xx/xxxx.	Collections Comments:According to the servicing comments, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for xx/xx/xxxx. The current UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx. The borrower has been making the payments as per the modification agreement dated xx/xx/xxxx.
Recent comments do not validate any reason for default.
The loan had been modified on xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx with an interest rate of x.xx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx. The maturity date will be on xx/xx/xxxx. The prior modification was done on xx/xx/xxxx located at "xx".
No evidence has been found in the latest xx months’ servicing comments regarding the foreclosure.
As per the review of PACER report, the borrower xx had filed the bankruptcy under Chapter xx with Case #xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with the secured claim amount of $xxx,xxx.xx and the amount of arrearage was $xx,xxx.xx. The plan was confirmed on xx/xx/xxxx. Under Chapter xx amended plan, the debtor shall pay to the trustee the sum of $x,xxx.xx per month for xx months and $x,xxx.xx per month for xx months for the total amount of $xxx,xxx.xx. The motion for relief was filed on xx/xx/xxxx. The date of the last filing of bankruptcy was xx/xx/xxxx.
The latest comments dated xx/xx/xxxx shows that the subject property has been occupied by an unknown party.
 No BPO and inspection reports are provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of PACER report, the borrower xx had filed the bankruptcy under Chapter xx with Case #xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with the secured claim amount of $xxx,xxx.xx and the amount of arrearage was $xx,xxx.xx. The plan was confirmed on xx/xx/xxxx. Under Chapter xx amended plan, the debtor shall pay to the trustee the sum of $x,xxx.xx per month for xx months and $x,xxx.xx per month for xx months for the total amount of $xxx,xxx.xx. The motion for relief was filed on xx/xx/xxxx. The date of the last filing of bankruptcy was xx/xx/xxxx.	This modification agreement was made on xx/xx/xxxx between xx and Borrower xx.
The unpaid principal balance is $xxx,xxx.xx with an interest rate of x.xx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx. The maturity date will be on xx/xx/xxxx.
The prior modification was done on xx/xx/xxxx located at "xx".

Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "PMI certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed TILA APR Test: FAIL, Loan Data: 0.000%, Comparison:5.299% and Variance:-5.299%.
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 5.299%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct. disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The Subject property has been located in Illinois State. The below required state disclosures are missing from the given loan file:
1] IL Collateral Protection Insurance Notice.
2] Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35074983	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	ARM	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	36.030%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.x	Not Applicable	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx which was recorded on xx/xx/xxxx.
 There is a junior mortgage in the favor of xx which was recorded on xx/xx/xxxx for the amount of $xx,xxx.
There are three IRS lien against borrower xx, First in the favor of xx which was recorded on xx/xx/xxxx for the amount of $xxx,xxx.xx, second in the favor of xx which was recorded on xx/xx/xxxx for the amount of $xx,xxx.xx and third in the favor of xx which was recorded on xx/xx/xxxx for the amount of $xx,xxx.xx.
The first installment county taxes of xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx. xxxx second installment county taxes are due in the amount of $xxxx.xx for the due date xx/xx/xxxx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $$xxx,xxx.xx.

Collections Comments:According to servicing comments, the loan is currently in an active bankruptcy. The borrower had filed bankruptcy under chapter xx with the case #xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The debtor shall pay $xxxx per month for the period of xx months. The proof of claim was filed on xx/xx/xxxx with the claim amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx.
The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The foreclosure sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter xx with the case #xx on xx/xx/xxxx.
Unable to determine the reason for default.  The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for due date xx/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx. The borrower has been making the payments as per the modification agreement.
The loan modification agreement was made on xx/xx/xxxx between borrower xx, and Lender xx. The borrower promises to make a monthly payment of $xxx.xx with the rate of interest of x.xxx% beginning from xx/xx/xxxx to till maturity date xx/xx/xxxx. The New Principal balance stated in the modification is $xxx,xxx.xx. The loan modification agreement dated xx/xx/xxxx is found in the loan file.
The servicing comment dated xx/xx/xxxx shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Foreclosure Comments:According to servicing comments, The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The foreclosure sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter xx with the case #xx on xx/xx/xxxx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case #xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The date of the last filing is xx/xx/xxxx. The debtor shall pay $xxxx per month for the period of xx months. The proof of claim was filed on xx/xx/xxxx with the claim amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx.
The loan modification agreement was made on xx/xx/xxxx between borrower xx, and Lender xx. The borrower promises to make a monthly payment of $xxx.xx with the rate of interest of x.xxx% beginning from xx/xx/xxxx to till maturity date xx/xx/xxxx. The New Principal balance stated in the modification is $xxx,xxx.xx. The loan modification agreement dated xx/xx/xxxx is found in the loan file.

Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file.
1. Construction Lien Disclosure,
2. Mortgage Loan Servicing Disclosure.
3. Choice of Insurance Notice.
4. Purchase Money Residential Mortgage Loan Closing Valuation Disclosure.
5. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine the operative index value source from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD-1, the settlement date is xx/xx/2000, which is not aligned with the note date xx/xx/2000."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6601110	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Other	?	????.??	??/??/????	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.307%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxxx.xx	xx/xx/xxxx	Extend Term	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. The last assignment was done from xx.
There is an active prior mortgage against the subject property which was originated on xx.
There is an active junior mortgage against the subject property which was originated on xx.
There are three municipal liens against the subject property in the favor of xx for the amount of $x,xxx.xx, $x,xxx.xx and $x,xxx.xx which was recorded on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx respectively.
There is an active water lien against the subject property in the favor of xx for the amount of $xxx.xx which was recorded on xx/xx/xxxx.
There are two IRS liens against the borrower xx in the favor of IRS for the total amount of $xxxxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx.
There is an active state tax lien against the borrower xx in the favor of xx for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
There are two active junior civil judgments against the borrower xx in the favor of xx for the total amount of $xxxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx.
The county and school annual taxes for the year xxxx have been paid in the total amount of $xxxx.xx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx. The loan has been modified since origination. The borrower has been making the payment as per the modification which was made on xx/xx/xxxx.	Collections Comments:According to the servicing comments, the loan is in active collections and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx.
The loan has been modified since origination. The borrower has been making the payment as per the modification which was made on xx/xx/xxxx between the borrower xx and the lender xx. The new principal balance is $xxx,xxx.xx. The borrower promises to pay $x,xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx. The extended maturity is xx/xx/xxxx.
The foreclosure was initiated in xxxx. The file was referred to an attorney on xx/xx/xxxx. The further details are not available. However, the file has been put on hold as xx (borrower/debtor) had filed bankruptcy under chapter xx with the case#xx on xx/xx/xxxx. The creditor xx had filed POC on xx/xx/xxxx with a secured claim amount of $xxx,xxx.xx and arrears of $xx,xxx.xx. The debtor had filed proposed chapter xx plan on xx/xx/xxxx, the debtor shall pay $x,xxx.xx per month for xx months for the base amount of $xxx,xxx.xx. As per the trustee’s final report dated xx/xx/xxxx, the amount of $x.xx had been paid by the debtor. However, the case was dismissed due to debtor fails to make plan payment on xx/xx/xxxx and terminated on xx/xx/xxxx.
Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:The foreclosure was initiated in xxxx. The file was referred to an attorney on xx/xx/xxxx. The further details are not available. However, the file has been put on hold as xx(borrower/debtor) had filed bankruptcy under chapter xx with the case#xx on xx/xx/xxxx.
Bankruptcy Comments:xx (borrower/debtor) had filed bankruptcy under chapter xx with the case#xx on xx/xx/xxxx. The creditor xx had filed POC on xx/xx/xxxx with a secured claim amount of $xxx,xxx.xx and arrears of $xx,xxx.xx. The debtor had filed proposed chapter xx plan on xx/xx/xxxx, the debtor shall pay $x,xxx.xx per month for xx months for the base amount of $xxx,xxx.xx. As per the trustee’s final report dated xx/xx/xxxx, the amount of $x.xx had been paid by the debtor. However, the case was dismissed due to debtor fails to make plan payment on xx/xx/xxxx and terminated on xx/xx/xxxx.	The loan has been modified since origination. The borrower has been making the payment as per the modification which was made on xx/xx/xxxx between the borrower xx and the lender xx. The new principal balance is $xxx,xxx.xx. The borrower promises to pay $x,xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx. The extended maturity is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Missing Dicsloures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is available in the loan file located at “xx”; however, the first page is missing from the final application."
* Missing Required Disclosures (Lvl 2)     "Required List of service providers is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Arrangement Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2898967	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	ARM	Purchase	80.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	Not Applicable	Not Applicable	26.712%	First	Final policy	Not Applicable	xxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx which was recorded on xx/xx/xxxx.
x) There is a junior mortgage in the favor of xx.
x) There is an active civil judgment against borrower xx, in the favor of xx which was recorded on xx/xx/xxxx for the amount of $xx,xxx.
x) There are two active IRS Lien against borrower xx, first in the favor of xx which was recorded on xx/xx/xxxx for the amount of $xx,xxx.xx and second in the favor of xx which was recorded on xx/xx/xxxx for the amount of $xx,xxx.xx.
x) There is an active state tax lien against borrower xx, in the favor of xx which was recorded on xx/xx/xxxx for the amount of $xx,xxx.xx.
The first and second installment county  taxes of xxxx-xx due in the amount $xxxx.xx. No delinquent taxes has been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for due date xx/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx. The borrower has been making the payments as per the ARM notice (Doc Locator:xx).
Collections Comments:According to servicing comments, the loan is currently in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the case #xx on xx/xx/xxxx and the plan was not confirmed. The motion for relief from stay was filed on xx/xx/xxxx. The debtor shall $xxx for x months, then $xxxx for x months, then $xxxxx for xx months and $xx,xxx per month for the period of xx months. The proof of claim was filed on xx/xx/xxxx with the claim amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx.
The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The foreclosure complaint was filed on xx/xx/xxxx. The comment dated xx/xx/xxxx shows that the foreclosure sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter xx with the case #xx on xx/xx/xxxx.
Unable to determine the reason for default. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for due date xx/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx. The borrower has been making the payments as per the ARM notice (Doc Locator: xx ).
The latest property inspection report is not available in the loan file to determine current property condition.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The foreclosure complaint was filed on xx/xx/xxxx. The comment dated xx/xx/xxxx shows that the foreclosure sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter xx with the case #xx on xx/xx/xxxx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case #xx on xx/xx/xxxx and the plan was not confirmed. The motion for relief from stay was filed on xx/xx/xxxx. The debtor shall $xxx for x months, then $xxxx for x months, then $xxxxx for xx months and $xx,xxx per month for the period of xx months. The proof of claim was filed on xx/xx/xxxx with the claim amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx.
Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file.
Impound Account Disclosure, Cosigner Notice, Private Mortgage Insurance Disclosure, Earthquake Disclosure forCondominiums, Insurer RecommendationDisclosure, CA Fair Lending Notice, Anti-Tying Disclosure, Fair Debt Collection Notice."
* Operative index value is unable to confirm (Lvl 2)     "Unable to calculate operative index from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "According to final HUD-1, the settlement date is xx/xx/2005. However, original note date is xx/xx/2005."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25380964	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	608	711	53.112%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xx%	xxx.xx	xx/xx/xxxx	Financial Hardship	The reviews of updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.

The chain of assignment is completed. The latest assignment is from xx.

There is a junior mortgage in the favor of xx, a banking organization in the amount of $xx,xxx.xx which was originated on xx/xx/xxxx and recorded on xx/xx/xxxx.

There is a credit card judgment lien against borrower in the favor of xx as successor In in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.

There are x Hospital, Medical or Attorney lien against borrower in the favor of xx. in the amount of $x,xxx.xx, $x,xxx.xx and $x,xxx.xx which was recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx.

The annual tax is paid in the amount of $x,xxx.xx during the year xxxx, xxxx and xxxx.

There is a utilities tax in the amount of $xx.xx during the year xxxx.
Review of the payment history dated from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date xx/xx/xxxx, and the next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in active bankruptcy. The borrower filed bankruptcy chapter-xx case # xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx in the amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. The plan is yet to be confirmed. The foreclosure was initiated and referred to attorney on xx/xx/xxxx. The complaint file was filed on xx/xx/xxxx. The sale was schedule on xx/xx/xxxx. Foreclosure went on hold due to borrower filed bankruptcy chapter xx on xx/xx/xxxx. No further details have been found. Review of the payment history dated from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date xx/xx/xxxx, and the next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.
Foreclosure Comments:The foreclosure was initiated and referred to attorney on xx/xx/xxxx. The complaint file was filed on xx/xx/xxxx. The sale was schedule on xx/xx/xxxx. Foreclosure went on hold due to borrower filed bankruptcy chapter xx on xx/xx/xxxx. No further details have been found.
Bankruptcy Comments:As per the PACER report, the borrower filed bankruptcy chapter xx case# xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx in the amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. The plan is yet to be confirmed.	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/xxxx.
The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. The UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.
Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE failed for TILA APR Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL  Loan Data : 0.000%  Comparison Data : 6.416% Variance :  -6.416%
This loan failed the TILA APR test.  The annual percentage rate (APR) is 6.416%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5.Balloon Payment
6.No Escrow Account
7.Mandatory Binding Arbitration Disclosures
8.Home Buyer Education and Counseling Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35368715	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	Other	xx	?	????.??	??/??/????	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Refinance	76.605%	76.605%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the assignment of mortgage is with xx which was recorded on xx/xx/xxxx.
There is an active HOA lien found active against subject property in the amount of $x,xxx.xx with xx which was recorded on xx/xx/xxxx.
There is Water/Sewer/Utilities lien found active against subject property total in the amount of $x,xxx.xx with xx which was recorded on xx/xx/xxxx.
There is a State Tax lien open against the borrower in the amount of $xx,xxx.xx in the favor of Multiple Plaintiff’s which was recorded on xx/xx/xxxx.
There is a Civil judgment open against the borrower in the amount of $xx,xxx.xx in the favor of Multiple Plaintiff’s which was recorded on xx/xx/xxxx.
The xxxx Combined annual taxes installments have been paid in the cumulative amount of $x,xxx.xx. No prior years delinquent taxes have been found.
As per review of the payment history dated xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.The borrower has made the payment as per the modification term.	Collections Comments:The loan is currently in bankruptcy and is next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx.The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.
The reason for default is not reflected. Unable to determine the intention of the borrower regarding the subject property.
The loan has been modified once since origination. As per the modified term the new principals balance is in the amount of $xxx,xxx.xx. The Borrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.
The foreclosure was initiated in xxxx.  The file was referred to an attorney on xx/xx/xxxx.  The foreclosure was put on hold as the borrower had filed bankruptcy under Chapter xx with case #xx on xx/xx/xxxx.
The borrower had filed bankruptcy under Chapter xx with Case #xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx.  The Bankruptcy POC filed on xx/xx/xxxx and the POC amount is $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. Under Chapter xx amended plan, the debtor shall pay to the trustee the sum of $x,xxx.xx per month for x months after that $x,xxx per month for xx months Total of plan payment is $xx,xxx.xx.
As per the property inspection Report dated xx/xx/xxxx, the subject property was occupied by an unknown party and the subject property is in good condition. There are no comments related to damage to the subject property.

Foreclosure Comments:The foreclosure was initiated in xxxx.  The file was referred to an attorney on xx/xx/xxxx.  The foreclosure was put on hold as the borrower had filed bankruptcy under Chapter xx with case # xx on xx/xx/xxxx.
Bankruptcy Comments:As per the review of PACER report, the borrower had filed bankruptcy under Chapter xx with Case #xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The Bankruptcy POC filed on xx/xx/xxxx and the POC amount is $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. Under Chapter xx amended plan, the debtor shall pay to the trustee the sum of $x,xxx.xx per month for x months after that $x,xxx per month for xx months Total of plan payment is $xx,xxx.xx.	This modification agreement was made between Lender xx on xx/xx/xxxx. As per the modified term the new principal balance $xxx,xxx.xx. The Borrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal Right of Rescission	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrowers."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test and TILA Right of Rescission  test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed TILA APR Test: Loan Data:0.000% Comparison:5.500%  Variance:-5.500%
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 5.500%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Missouri  (MO) state. The below Required State disclosures are missing in the given loan files.
1] MO Collateral Protection Act Notice.
2] Borrowers Choice of Insurer orAgent."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62272686	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Second	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	????.??	????.??	?.???%	360	xx	xx	Conventional	ARM	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.611%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
There is a senior mortgage in the amount of $xx,xxx.xx dated xx/xx/xxxx and recorded on xx/xx/xxxx with xx.
There is a junior mortgage in the amount of $xx,xxx.xx dated xx/xx/xxxx and recorded on xx/xx/xxxx with xx.
There is one mechanics lien in the amount of $x,xxx.xx recorded on xx/xx/xxxx in favor of xx.
The chain of assignment is complete as the last assignee is xx.
The taxes for the year xxxx are paid in the amount of $x,xxx.xx. The xxxx-xxxx xnd half taxes are due on xx/xx/xxxx in the amount of $x,xxx.xx. There are on prior delinquent taxes found open.	The review of the payment history shows that the borrower is not making regular payments and the borrower is xx months delinquent. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to xx/xx/xxxx payment. The next due date is xx/xx/xxxx. The UPB as per payment history is $xxx,xxx.xx.	Collections Comments:The borrower is not making regular payments and the borrower is xx months delinquent. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to xx/xx/xxxx payment. The next due date is xx/xx/xxxx. The UPB as per payment history is $xxx,xxx.xx.
There is no evidence found about post close foreclosure or bankruptcy.
The taxes for the year xxxx are paid in the amount of $x,xxx.xx. The xxxx-xxxx xnd half taxes are due on xx/xx/xxxx in the amount of $x,xxx.xx. There are on prior delinquent taxes found open.
The property condition is fair as per inspection report dated xx/xx/xxxx. There is no evidence of repairs or damages to the subject propriety.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was done between xx (borrower) and xx. on xx/xx/xxxx. The new principal balance is #xxx,xxx.xx, from which deferred balance is $xx,xxx.xx and interest bearing amount is $xxx,xxx.xx. The P&I is $x,xxx.xx and interest rate is x.xx%. The payments begin on xx/xx/xxxx and new maturity date is xx/xx/xxxx.
The loan has been modified for only one time since origination.
Affiliated Business Disclosure Document Showing a Index Numerical Value	xx	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The service providers list is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "The operative index is unavailable from the documents provided."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16894221	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	33.857%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as of xx/xx/xxxx shows subject mortgage was originated on xx. Chain of assignment is complete as current assignee is xx. There are no outstanding title issues, liens/judgements. Taxes are due for xx/xx/xxxx in the amount of $xxx.xx and for xx/xx/xxxx in the amount of $xxx.xx.	The Payment History dated as of xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to present. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.x%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in active bankruptcy and the next due for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied to xx/xx/xxxx. The current UPB is reflected in the amount of $xxxxxx.xx. The borrower filed chapter xx bankruptcy on xx/xx/xxxx but the plan was denied by the court on xx/xx/xxxx. The foreclosure was referred to attorney on xx/xx/xxxx. The foreclosure was put on hold because the borrower filed bankruptcy chapter xx with case #xx on xx/xx/xxxx. Further action is awaited. Recommend retention options be extended to borrower once bankruptcy is dismissed. If borrower does not qualify for retention,
Foreclosure Comments:Foreclosure has been filed as of xx/xx/xxxx.  Foreclosure is currently on hold due to chapter xx bankruptcy that was filed on xx/xx/xxxx.  Bankruptcy plan has been denied and is pending dismissal.
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-xx with the case#xx on xx/xx/xxxx and the plan was denied by the court on xx/xx/xxxx without an option to file another plan. Per the order denying the plan, the debtor has xx days to file under another chapter or voluntarily dismiss the case. POC was filed by xx on xx/xx/xxxx, in the secured claim amount $xxxxxx.xx and an arrearage in the amount of $xxxxx.xx. Awaiting further action. Case dismissed on xx/xx/xx.	Not Applicable	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* Initial Truth in Lending Disclosure is Missing (Lvl 2) "Initial TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42359944	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	?	???.??	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	????.??	????.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx	Not Applicable	x.xxx%	xxxx.xx	xx/xx/xxxx	Lower Payment	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.

The chain of assignment has been completed. The current assignment is from xx, Its Attorney In Fact. to xx.

There is a junior mortgage active in the favor of xx. in the amount of $ xx,xxx.xx recorded on xx/xx/xxxx.

There is junior civil judgment active in the favor of xx in the amount of $xxxx.xx recorded on xx/xx/xxxx.

xxxx Combined xnd Installment have been due in the amount of $ xxx.xx.

xxxx Combined xst Installment have been paid in the amount of $ xxx.xx.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. The borrower is currently delinquent for xx months. The last payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The loan was modified on xx/xx/xxxx in between the borrower xx and lender xx. The new modified principal balance per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx. The maturity date reflects per modification is xx/xx/xxxx.

The reason for default is unemployment and decreased income. The subject property is occupied by the unknown party. The foreclosure was initiated and the file was referred to the attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. The foreclosure sale was scheduled for xx/xx/xxxx. As per the comment dated xx/xx/xxxx, the bid amount was $xxx,xxx.xx.However, the foreclosure was put on hold as the bankruptcy dismissed on xx/xx/xxxx. No further details have been found.
According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx, the POC amount is $xxx,xxx.xx and the arrearage amount is $xxx,xxx.xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx; however, the unsecured portion is $xx,xxx.xx.  The debtor shall pay to the trustee $xx.xx for xx months. There are no comments found for damage.
Foreclosure Comments:The foreclosure was initiated and the file was referred to the attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. The foreclosure sale was scheduled for xx/xx/xxxx. As per the comment dated xx/xx/xxxx, the bid amount was $xxx,xxx.xx.However, the foreclosure was put on hold as the bankruptcy dismissed on xx/xx/xxxx. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx, the POC amount is $xxx,xxx.xx and the arrearage amount is $xxx,xxx.xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx; however, the unsecured portion is $xx,xxx.xx. The debtor shall pay to the trustee $xx.xx for xx months.	According to the modification, the loan was modified on xx/xx/xxxx in between the borrower xx and lender xx. The new modified principal balance per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx. The maturity date reflects per modification is xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file along with estimated hud-1 and itemization."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MA State. The following state disclosures are missing in the loan files.
Lead-Based Paint Disclosure
Mortgage Loan Application Disclosure
Carbon Monoxide Alarms
MA Smoke Detector Certificate
Notice of the Specific Reason for Denial of Credit
Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99409310	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	?	????.?	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	????.?	Unavailable	?.???%	360	xx	xx	Conventional	ARM	Refinance	80.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xxxxx	xx/xx/xxxx	xxxxxx.xx	xxxxxx.xx	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	Per the Updated Title Report dated xx/xx/xxxx, the subject mortgage is in xst lien position. The Chain of Assignment is complete.
There is a State Tax Lien, IRS Lien, and Civil Judgment of record.
- State Tax Lien with the xx for $xxx,xxx.xx recorded xx/xx/xxxx.
- IRS Lien with the xx for $xx,xxx.xx recorded xx/xx/xxxx.
- Civil Judgment with the xx for $x,xxx.xx recorded xx/xx/xxxx.
The Annual Tax Amount is $x,xxx.xx.
The xxxx-xxxx County xst half taxes are due by xx/xx/xxxx for $x,xxx.xx.
The xxxx-xxxx County xnd half taxes are due by xx/xx/xxxx for $x,xxx.xx.
The loan is currently delinquent and due for the xx/xx/xxxx payment. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and was applied to the September xxxx payment. The current UPB per the tape minus the deferred balance from the loan modification is $xxx,xxx.xx and the deferred balance is $xxx,xxx.xx.	Collections Comments:The loan is currently delinquent, in Bankruptcy, on Foreclosure hold, and due for the xx/xx/xxxx payment. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and was applied to the September xxxx payment. The current UPB per the tape minus the deferred balance from the loan modification is $xxx,xxx.xx and the deferred balance is $xxx,xxx.xx.

The loan was modified with an effective date of xx/xx/xxxx with a new principal balance of $xxx,xxx.xx of which $xxx,xxx.xx is the deferred amount with an interest bearing amount of $xxx,xxx.xx where a step rate is being charged starting at x% with a P&I payment of $xxx.xx beginning xx/xx/xxxx then steps up to x%, then x%, and ends at x% with the xx/xx/xxxx payment and a P&I of $x,xxx.xx for the remaining term until maturity date of xx/xx/xxxx.

RFD provided xx/xx/xxxx reflects Reduction in income, increase in housing expenses, and long-term or permanent disability.  Borrower is applying for Loss Mitigation options and as of xx/xx/xxxx, docs were received for a workout however were incomplete.

Foreclosure proceedings began xx/xx/xxxx and the Complaint was filed xx/xx/xxxx.  Judgment was entered on xx/xx/xxxx.  The Notice of Trustee's Sale provided with the updated title report, reflects the Foreclosure Sale is scheduled for xx/xx/xxxx.  The Sale was cancelled and Foreclosure was placed on hold due to the borrower filing Bankruptcy on xx/xx/xxxx.  The Bankruptcy was Dismissed xx/xx/xxxx and Terminated xx/xx/xxxx.  A new Foreclosure Sale date was scheduled for xx/xx/xxxx however, the Foreclosure was again placed on hold due to the borrower filing Bankruptcy on xx/xx/xxxx.

Active Chapter xx Bankruptcy case#xx was filed on xx/xx/xxxx.  The Confirmation Hearing is scheduled for xx/xx/xxxx.  Schedule D of the Voluntary Petition reflects the amount of claim as $xxxk with a value of collateral as $xxx,xxx leaving $x unsecured portion.  The POC dated xx/xx/xxxx reflects the claim amount $xxx,xxx.xx with arrears totaling $xx,xxx.xx.  The Chapter xx Plan reflects the debtor to pay $xxx/month for xx months totaling $xx,xxx.
Prior Bankruptcy case# xx was filed xx/xx/xxxx and was Dismissed xx/xx/xxxx and Terminated on xx/xx/xxxx.

No indication of any damages per the servicing comments provided.
Foreclosure Comments:Foreclosure proceedings began xx/xx/xxxx and the Complaint was filed xx/xx/xxxx.  Judgment was entered on xx/xx/xxxx.  The Notice of Trustee's Sale provided with the updated title report, reflects the Foreclosure Sale is scheduled for xx/xx/xxxx.  The Sale was cancelled and Foreclosure was placed on hold due to the borrower filing Bankruptcy on xx/xx/xxxx.  The Bankruptcy was Dismissed xx/xx/xxxx and Terminated xx/xx/xxxx.  A new Foreclosure Sale date was scheduled for xx/xx/xxxx however, the Foreclosure was again placed on hold due to the borrower filing Bankruptcy on xx/xx/xxxx.
Bankruptcy Comments:Active Chapter xx Bankruptcy case# xx was filed on xx/xx/xxxx.  The Confirmation Hearing is scheduled for xx/xx/xxxx.  Schedule D of the Voluntary Petition reflects the amount of claim as $xxxk with a value of collateral as $xxx,xxx leaving $x unsecured portion.  The POC dated xx/xx/xxxx reflects the claim amount $xxx,xxx.xx with arrears totaling $xx,xxx.xx.  The Chapter xx Plan reflects the debtor to pay $xxx/month for xx months totaling $xx,xxx.
Prior Bankruptcy case# xx was filed xx/xx/xxxx and was Dismissed xx/xx/xxxx and Terminated on xx/xx/xxxx.	The loan was modified with an effective date of xx/xx/xxxx with a new principal balance of $xxx,xxx.xx of which $xxx,xxx.xx is the deferred amount with an interest bearing amount of $xxx,xxx.xx where a step rate is being charged starting at x% with a P&I payment of $xxx.xx beginning xx/xx/xxxx then steps up to x%, then x%, and ends at x% with the xx/xx/xxxx payment and a P&I of $x,xxx.xx for the remaining term until maturity date of xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Document Showing a Index Numerical Value
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Dicsloures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file.
Impound Account Disclosure,Cosigner Notice, Private Mortgage Insurance Disclosure, Earthquake Disclosure forCondominiums, Hazard Insurance Disclosure, Insurer RecommendationDisclosure, CA Fair Lending Notice, Anti-Tying Disclosure, Privacy Notice, Application for Credit-Married Persons, Fair Debt Collection Notice."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "The subject Note at origination is an Interest Only Adjustable Rate Note.  Unable to determine the Operative Index Value used by the lender at origination."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27558455	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	No	Not Applicable	First	?	?	??/??/????	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.839%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed.  Currently, the mortgage is with xx which was recorded on xx/xx/xxxx.
No active liens and judgments against the borrower.
Current year taxes are to be follow.
According to the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. As per the tape data as of xx/xx/xxxx, the UPB reflected in the amount of $xxx,xxx.xx. The borrower has been making the payments as per the modification term which was done in the year of xxxx.	Collections Comments:The loan is currently in Bankruptcy. According to the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. As per the tape data as of xx/xx/xxxx, the UPB reflected in the amount of $xxx,xxx.xx. The borrower has been making the payments as per the modification term which was done in the year of xxxx.
This loan modification agreement was made between the borrower xx and the lender xx on xx/xx/xxxx.
The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $x,xxx.xx along with monthly escrow amount of $xxx.xx beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx. The interest-bearing amount is $xxx,xxx.xx. There is no provision for the balloon payment.

The reason for default is death of principal borrower and unemployment.
As per the servicing comment dated xx/xx/xxxx, the subject property is occupied by the owner. However, no details have been found regarding the subject property condition. Also no details have been found regarding the damage and repairs.
The borrower’s intention is to keep the property.
The foreclosure was initiated. As per the comment dated xx/xx/xxxx, the file was referred to an attorney on xx/xx/xxxx. As per the comment dated xx/xx/xxxx, the foreclosure was put on hold on the same day for loan modification process. However, the foreclosure is currently on hold as the borrower filed bankruptcy on xx/xx/xxxx.
According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx, the POC amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. The debtor had filed proposed chapter xx plan on xx/xx/xxxx; however, lender had filed an objection to the confirmation of chapter xx plan on xx/xx/xxxx. The schedule D of Voluntary Petition doesn’t show any unsecured debt. Trustee had filed motion on xx/xx/xxxx to dismiss the chapter xx case.The date of last filing is xx/xx/xxxx. There is no comment indicating a cramdown.
Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/xxxx, the file was referred to an attorney on xx/xx/xxxx. As per the comment dated xx/xx/xxxx, the foreclosure was put on hold on the same day for loan modification process. However, the foreclosure is currently on hold as the borrower filed bankruptcy on xx/xx/xxxx.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx, the POC amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. The debtor had filed proposed chapter xx plan on xx/xx/xxxx; however, lender had filed an objection to the confirmation of chapter xx plan on xx/xx/xxxx. The schedule D of Voluntary Petition doesn’t show any unsecured debt. Trustee had filed motion on xx/xx/xxxx to dismiss the chapter xx case. The date of last filing is xx/xx/xxxx. There is no comment indicating a cramdown.	This loan modification agreement was made between the borrower xx and the lender xx on xx/xx/xxxx.
The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $x,xxx.xx along with monthly escrow amount of $xxx.xx beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx. The interest-bearing amount is $xxx,xxx.xx. There is no provision for the balloon payment.
Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Services Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98081671	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	40.053%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of Updated title report dated xx.
The chain of assignment has been completed. Currently, the assignment is from Bank of xx recorded on xx/xx/xxxx.
There is not active liens and judgments.
The annual county taxes for the year xxxx have been due in the amount of $xxx.xx which will due for xx/xx/xxxx.
The annual town taxes for the year xxxx have been due in the amount of $xxx.xx which will due for xx/xx/xxxx. The annual school taxes for the year xxxx have been due in the amount of $xxxx.xx which will due for xx/xx/xxxx.
No prior years of delinquent taxes have been found.

The review of payment history as of xx/xx/xxxx the borrower is currently delinquent for x month and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx. The borrower has been making payment as per Note terms.	Collections Comments:The loan is currently in bankruptcy and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx. The borrower has been making payment as per Note terms.
The loan has not been modified since origination.
According to comment dated xx/xx/xxxx, the reason for default is unemployment.

The foreclosure was initiated and referred to an attorney on xx/xx/xxxx. However, the borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx/xx/xxxx and foreclosure was put on hold.
The borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with the secured claim amount of $xxx,xxx.xx and the arrearage is $xx,xxx.xx.According to the Chapter xx plan dated xx/xx/xxxx, the debtor shall pay the trustee $xxxx.xx per month for a period of xx months.
According to comment dated xx/xx/xxxx, the subject property is owner-occupied.
No comments were indicating damages and repairs pertaining to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/xxxx. However, the borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx/xx/xxxx and foreclosure was put on hold.

Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with the secured claim amount of $xxx,xxx.xx and the arrearage is $xx,xxx.xx.According to the Chapter xx plan dated xx/xx/xxxx, the debtor shall pay the trustee $xxxx.xx per month for a period of xx months.	Not Applicable	Good Faith Estimate	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "PA License Validation Test: FAIL
This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective xx, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before xx, 2008"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed PA License Validation Test."
																																																																																								* Good Faith Estimate missing or unexecuted (Lvl 2) "The Final Good Faith Estimate is missing from loan file."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33919705	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	Yes	Not Applicable	First	?	????	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	50.009%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxxx.x	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx/xx/xxxx shows the subject mortgage was originated on xx.
There is one state tax lien judgment against the borrower found open in the amount of $xxxx.xx favor of xx which was recorded on xx/xx/xxxx.
There are two civil judgment against the borrower found open in the total  amount of $xxxx.xx as below. :-
x) Credit card civil judgment against the borrower in the amount of $x,xxx.xx favor of xx, as successor in xx which was recorded on xx/xx/xxxx.
x) Credit card civil judgment against the borrower in the amount of $x,xxx.xx favor of xx, as Successor  which was recorded on xx/xx/xxxx.
As per updated title report, county taxes for the year of xxxx, xst & xnd installment was paid in the total amount of $xxxx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on xx/xx/xxxx in the amount $xxx.xx which was applied to xx/xx/xxxx. The next due date is xx/xx/xxxx. The payment was received as per modification agreement. The payment history does not show current UPB. Hence, value is taken from the tape data in the amount of $xxx,xxx.xx.	Collections Comments:The foreclosure was initiated by referring it to attorney on xx/xx/xxxx and the complaint was filed dated on xx/xx/xxxx. According to servicing comment, foreclosure sale schedule for xx/xx/xxxx. Due to filing of bankruptcy by borrower on xx/xx/xxxx FC process currently was put on hold. No further details are available.
Borrower has filed bankruptcy under Chapter xx, case # xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. According to chapter xx plan debtor shall pay the trustee in the amount of $xxx.xx per months for the xx months. Schedule-D in Voluntary petition shows $xxxxxx.xx as unsecured portion out of claim amount $xxxxxx.xx No document or servicing comments were found that indicates property had a cram down. The POC had filed on xx/xx/xxxx in the amount of $xxx,xxx.xx with amount of arrearage $x,xxx.xx.
As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on xx/xx/xxxx in the amount $xxx.xx which was applied to xx/xx/xxxx. The next due date is xx/xx/xxxx. The payment was received as per modification agreement.  The payment history does not show current UPB. Hence, value is taken from the tape data in the amount of $xxx,xxx.xx.
The reason for default is illness of borrower.
According to servicing comment, subject property is owner occupied. No information has been found regarding any damage or repair.

Foreclosure Comments:The foreclosure was initiated  by referring it to attorney on  xx/xx/xxxx and the complaint was filed dated on xx/xx/xxxx. According to servicing comment, foreclosure sale schedule for xx/xx/xxxx. Due to filing of bankruptcy by borrower on xx/xx/xxxx  FC process currently was put on hold. No further details are available.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. According to chapter xx plan debtor shall pay the trustee in the amount of $xxx.xx per months for the xx months. Schedule-D in Voluntary petition shows $xxxxxx.xx as unsecured portion out of claim amount $xxxxxx.xx No document or servicing comments were found that indicates property had a cram down. The POC had filed on xx/xx/xxxx in the amount of $xxx,xxx.xx with amount of arrearage $x,xxx.xx.
This loan modification was done on xx/xx/xxxx between the xx (Borrower) & xx. (Lender). The amortization type is step and new unpaid Principal balance is $xxx,xxx.xx and lender defer in the amount of $xxx,xxx.xx which was paid on maturity date. As per modification agreement interest bearing amount is $xxx,xxx.xx and modification original rate is x.xxx % and Monthly P&I is $xxx.xx. The modification payment start date is xx/xx/xxxx and new maturity date is xx/xx/xxxx.	Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan data is $320921.96 which is compared with 321036.96 favor of -$115.00
The finance charge is $321,036.96. The disclosed finance charge of $320,921.96 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
Loan data is $320921.96 which is compared with 321036.96 favor of -$115.00

The finance charge is $321,036.96. The disclosed finance charge of $320,921.96 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer Document Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66631843	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	???.?	?.???%	180	xx	xx	Conventional	Fixed	Cash Out	84.000%	84.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	46.648%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	xxxxx	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx.
The chain of the assignment is complete. Last assignment from xx was recorded on xx/xx/xxxx.
xst installments of County taxes for the year xxxx are paid in the amount of $xxxx.xx. No prior years delinquent taxes found.
The following judgments and liens are active on the title:
x. Junior mortgage in the amount of $xxxx originated on xx/xx/xxxx with xx “Lender” was recorded on xx/xx/xxxx.
x. Lis Pendens against borrower was filed by xx” was recorded on xx/xx/xxxx.
x. Civil judgment in the amount of $xxxx filed by xx was recorded on xx/xx/xxxx.
x. State tax lien in the amount of $xxxx.xx filed by xx was recorded on xx/xx/xxxx.

The review of the payment history shows that the borrower is delinquent for more than xxx days and the loan is due for xx/xx/xxxx. Last payment of $xxx.xx was received on xx/xx/xxxx for the due date of xx/xx/xxxx. As of date xx/xx/xxxx, the current UPB is $xxxxx.xx.	Collections Comments:The current status of the loan is active bankruptcy and is due for xx/xx/xxxx.
The borrower filed bankruptcy case# xx under Chapter xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx and as per the plan the debtor shall pay $xxx.xx to the trustee for xx months.
The reason for default as per collection comment is medical and loss of income.
Foreclosure information like referred to attorney, complaint filed were not found in the collection comments. As per comment dated xx/xx/xxxx, the final judgment to foreclosure was entered in the amount of $xxxxx.xx and foreclosure sale date was scheduled for xx/xx/xxxx. However, the foreclosure is put on hold due to borrower filing bankruptcy on xx/xx/xxxx.
The loan has been modified once on xx/xx/xxxx with New UPB of $xxxxx.xx and interest rate modified to x% ( xst step). New P&I of $xxx.xx ( xst step ) was first due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx. The loan was amortized into x steps.
As per comment dated xx/xx/xxxx, subject property has suffered damage on xx/xx/xxxx. The roof of the property is Tarped. Eyeball estimate was assessed to be of $xxxx. No confirmation of borrower received the claim for damage is available in the collection comments. BPO report dated xx/xx/xxxx does not reflect any damage or repair and condition is average.
 No recent comment on occupancy was found in the collection comments.

Foreclosure Comments:Foreclosure information like referred to attorney, complaint filed were not found in the collection comments. As per comment dated xx/xx/xxxx, the final judgment to foreclosure was entered in the amount of $xxxxx.xx and foreclosure sale date was scheduled for xx/xx/xxxx. However, the foreclosure is put on hold due to borrower filing bankruptcy on xx/xx/xxxx.

																																																																																	Bankruptcy Comments:The borrower filed bankruptcy case# xx under Chapter xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx and as per the plan the debtor shall pay $xxx.xx to the trustee for xx months.	The borrower entered in a modification agreement on xx/xx/xxxx with xx "Lender". As per the agreement the borrower promises to pay the New principal balance of $xxxxx.xx at modified interest rate of x.% (xst step ) with the New P&I of $xxx.xx ( xst step ). The first modified payment is due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx. The loan has been amortized in x steps.		xx	2: Acceptable with Warnings			* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower." * TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77756306	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Other	?	????.??	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	567	Unavailable	33.871%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx.

The chain of assignment is complete. The assignment was transferred from xx.

Currently the assignment is with xx.

There is warrant (criminal - soc-application) open against the borrower "xx.", in favor of The xx, which was recorded on xx/xx/xxxx.
There is utility lien open against the borrower "xx." in the amount of $xxx.xx with xx., which was recorded on xx/xx/xxxx.
There is HOA Lien open against the borrower "xx" in the amount of $x,xxx.xx with xx., which was recorded on xx/xx/xxxx.
There is HOA Lien open against the borrower "xx" in the amount of $N/A with xx, which was recorded on xx/xx/xxxx
There is civil State Tax Lien open against the borrower "xx" in the amount of $x,xxx.xx with Comptroller of xx, which was recorded on xx/xx/xxxx.
xxxx xst half county taxes have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx xnd half county taxes are due until xx/xx/xxxx, in the amount of $x,xxx.xx.

No any prior year taxes are delinquent as per updated title report.	The Payment History is missing from xx/xx/xxxx to xx/xx/xxxx as we required latest xx months complete payment history. However; the tape data shows the borrower is delinquent for xx months and next payment due date was for xx/xx/xxxx. The last payment was received on x/xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB is being reflected in payment history in the amount of $xxx,xxx.xx & Accrued interest in the amount of $xx,xxx.xx. The borrower is making payments as per modification interest rate and terms.	Collections Comments:The review of the collection comment shows that the loan is in the bankruptcy and the next due date for the payment is xx/xx/xxxx. According to the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. The foreclosure was referred to attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. Sale schedule was set on xx/xx/xxxx. However, the foreclosure put on hold due to borrower had filed bankruptcy on xx/xx/xxxx. Further details regarding the foreclosure are not available.
According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx. The date of last filing bankruptcy is xx/xx/xxxx. The plan was not confirmed. The POC was filed on xx/xx/xxxx, the POC amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. Motion for relief has been filed on xx/xx/xxxx.
The Payment History is missing from xx/xx/xxxx to xx/xx/xxxx as we required latest xx months complete payment history. However; the tape data shows the borrower is delinquent for xx months and next payment due date was for xx/xx/xxxx. The last payment was received on x/xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB is being reflected in payment history in the amount of $xxx,xxx.xx & Accrued interest in the amount of $xx,xxx.xx. The borrower is making payments as per modification interest rate and terms.
The reason for default is unable to be determined from the latest collection comments. The subject property is occupied by Owner. Borrower's intention was to keep the property. The willingness and the ability of the borrower seem to be poor. No evidences are available in the latest xx months servicing comments regarding damage of the subject property.

Foreclosure Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx. The date of last filing bankruptcy is xx/xx/xxxx. The plan was not confirmed. The POC was filed on xx/xx/xxxx, the POC amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. Motion for relief has been filed on xx/xx/xxxx.
																																																																																	Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx. The date of last filing bankruptcy is xx/xx/xxxx. The plan was not confirmed. The POC was filed on xx/xx/xxxx, the POC amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. Motion for relief has been filed on xx/xx/xxxx.	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/xxxx. The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $x,xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.	Right of Rescission	xx	2: Acceptable with Warnings			* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76233623	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First		?	????.?	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.???%	360		xx	xx		Conventional	Fixed		Refinance	91.000%	91.000%	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	93.902%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.x%	xxx.xx	xx/xx/xxxx	Financial Hardship
As per the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on x/xx/xxx.
 There is an active junior state tax lien against borrower xx in the amount of  $xxx,xxx.xx recorded on xx/xx/xxxx with case #xx.
There are no judgments and liens found against borrower and subject property.
The xxxx combined xst installment taxes have been due for xx/xx/xxxx in the amount of $x,xxx.xx.
The xxxx combined xnd installment taxes have been for xx/xx/xxxx in the amount of $x,xxx.xx.
The xxxx combined xrd installment taxes have been paid for xx/xx/xxxx in the amount of $x,xxx.xx.
The xxxx combined xth installment taxes have been due for xx/xx/xxxx in the amount of $x,xxx.xx.
The xxxx taxes have been  due in the amount of $x,xxx.xx.
No delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for x months and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx which was applied for xx/xx/xxxx. The UPB is $xxx,xxx.xx. The current P&I is $xxx.xxand PITI is $x,xxx.xx. The borrower has been making his payments as per the xxxx mod terms.
Collections Comments:The loan is currently in active bankruptcy and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx which was applied for xx/xx/xxxx. As per the review of the PACER report, the borrower Judy White had filed Bk on xx/xx/xxxx with case#xx under chapter xx. The plan was confirmed on xx/xx/xxxx. The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. There was a title issue due to the prior judgment. The issue was resolved. The complaint was filed on xx/xx/xxxx. The service was completed on xx/xx/xxxx. The borrower filed Bk on xx/xx/xxxx with case#xx under chapter xx and FC was placed on hold. The loan was modified once since origination and the borrower has been making his payments as per the mod terms. The RFD is unable to Determine. As per the comment dated xx/xx/xxxx, the property is unknown occupied. No repairs and damages have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. There was a title issue due to the prior judgment. The issue was resolved. The complaint was filed on xx/xx/xxxx. The service was completed on xx/xx/xxxx. The borrower filed Bk on xx/xx/xxxx with case#xx under chapter xx and FC was placed on hold.
Bankruptcy Comments:As per the review of the PACEr report, the borrower Judy White had filed for bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx.
Voluntary petition was filed by the borrower xx on xxx/xx/xxxx. As per voluntary petition schedule D, the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of collateral that supports this claim is $xxx,xxx.xx . Hence, the unsecured portion is $xx,xxx.xx.
The POC was filed on xx/xx/xxxx, the POC secured amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. The MFR was filed on xx/xx/xxxx.
The modification agreement was signed between the borrower xx and the lender xx. on xx/xx/xxxx. The UPB as $xxx,xxx.xx. The borrower promises to pay P&I is $xxx.xx with a modified interest rate of x.xxx %, beginning from xx/xx/xxxx and the maturity is xx/xx/xxxx.
Affiliated Business Disclosure
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file"	* DTI > 60% (Lvl 2) "As per the final 1003 application, the income of the borrower is $1875.00. However, the total debt is $1,760.67. Hence, the DTI is 93.902% which exceeds 60.00%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following disclosures are missing from the loan file:
NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53988264	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Cash Out	57.308%	57.308%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	30.112%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment is completed as the subject mortgage assignee has been transferred from “xx.
There is utilities annual charges of year xxxx which is delinquent charges against the subject property in the amount of $xxx.xx for the due date xx/xx/xxxx.
There is civil judgment against the borrower in amount of $xxx.xx which was recorded on xx/xx/xxxx in the favor of xx'.
The county taxes have been paid off in amount of $xxxx.xx.

The Payment History dated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for more than x months. The last payment was received in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx.
The payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx.
The loan was modified xx/xx/xxxx; borrower is making the payment as per modification at the interest rate of x.xxx% and P&I $xxx.xx.
Collections Comments:Available servicing comment shows that the subject property is occupied by unknown occupant. No damages have been observed. The latest BPO report is not available to verify the current condition of subject property.

The Payment History dated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for more than x months. The last payment was received in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx.
The payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx.
The loan was modified xx/xx/xxxx; borrower is making the payment as per modification at the interest rate of x.xxx% and P&I $xxx.xx.

Borrower “xx.” filed Bankruptcy under the chapter xx case#xx date xx/xx/xxxx. Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral $xxx,xxx.xx and the value of collateral that supports this claim is $xxx,xxx.xx therefore; the unsecured portion is $x.xx.
Creditor was filed the POC on with xx/xx/xxxx secured claim amount $xxx,xxx.xx, unsecured amount is $x.xx and arrearage is $xx,xxx.xx. Chapter xx plan was filed on xx/xx/xxxx; the debtor shall pay the payment $xxx.xx per month for xx months. No further information is available about the bankruptcy.

The loan modification agreement was made between “xx” (borrowers) and “xx.” (Lender) effective date is xx/xx/xxxx. The first modified payment is still due for the date of xx/xx/xxxx and the new maturity date will be xx/xx/xxxx.The new modified unpaid principal balance is $xxx,xxx.xx and interest bearing amount is $xxx,xxx.xx. The Borrower is making the payment as per the modification terms would be x.xxx% and modified P&I $xxx.xx.

Review of collection comment stated that the foreclosure was initiated in xxxx, the FC file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. The FC file was placed on hold due to bankruptcy was filed on xx/xx/xxxx under chapter xx. No further information is available about foreclosure.
Foreclosure Comments:Review of collection comment stated that the foreclosure was initiated in xxxx, the FC file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. The FC file was placed on hold due to bankruptcy was filed on xx/xx/xxxx under chapter xx. No further information is available about foreclosure.
Bankruptcy Comments:Borrower “xx.” filed Bankruptcy under the chapter xx case#xx date xx/xx/xxxx. Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral $xxx,xxx.xx and the value of collateral that supports this claim is $xxx,xxx.xx therefore; the unsecured portion is $x.xx.
Creditor was filed the POC on with xx/xx/xxxx secured claim amount $xxx,xxx.xx, unsecured amount is $x.xx and arrearage is $xx,xxx.xx. Chapter xx plan was filed on xx/xx/xxxx; the debtor shall pay the payment $xxx.xx per month for xx months. No further information is available about the bankruptcy.
																																																																																		The loan modification agreement was made between “xx” (borrowers) and “xx.” (Lender) effective date is xx/xx/xxxx. The first modified payment is still due for the date of xx/xx/xxxx and the new maturity date will be xx/xx/xxxx.The new modified unpaid principal balance is $xxx,xxx.xx and interest bearing amount is $xxx,xxx.xx. The Borrower is making the payment as per the modification terms would be x.xxx% and modified P&I $xxx.xx.	Credit Report Right of Rescission	xx	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit Report missing from loan file." * Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76658544	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Other	?	?	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	79.997%	79.997%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	29.476%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.x	xxxxx	x.xx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.

The chain of assignment has been completed. The current assignment is from xx.

There is a junior mortgage active in the favor of xx in the amount of $ xx,xxx.xx recorded on xx/xx/xxxx.

There are x USA liens active in the favor of xx in the amount of $ xxxxx.xx recorded on xx/xx/xxxx and xx/xx/xxxx.

There are x municipal liens active in the favor of xx in the total amount of $ xxxx.xx.

There are x state tax liens active in the favor of xx in the total amount of $ xxxxx.xx.
There is a senior state tax lien active in the favor of xx in the amount of $xxxx.xx recorded on xx/xx/xxxx.

There is a civil judgment active in the favor of xx. in the amount of $xx,xxx.xx recorded on xx/xx/xxxx.

There is a civil judgment active in the favor of xx. in the amount of $xxxx.xx recorded on xx/xx/xxxx.

xxxx-xx County taxes have been due in the amount of $ x,xxx.xx.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. The borrower is currently delinquent for xx months. The last payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The loan was modified on xx/xx/xxxx in between the borrower xx and lender xx. The new modified principal balance per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx. The maturity date reflects per modification is xx/xx/xxxx.
The reason for default is decreased income. The subject property is occupied by the owner. The foreclosure was initiated and the file was referred to the attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx with the case #xx. The foreclosure judgment entered on xx/xx/xxxx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/xxxx. No further details have been found. According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx, the POC amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. The plan not confirmed yet. There are no comments found for damages.

Foreclosure Comments:The foreclosure was initiated and the file was referred to the attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx with the case #xx. The foreclosure judgment entered on xx/xx/xxxx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/xxxx. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx, the POC amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. The plan not confirmed yet.	According to the modification, the loan was modified on xx/xx/xxxx in between the borrower xx and lender xx. The new modified principal balance per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx. The maturity date reflects per modification is xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: Result:FAIL;Loan Data: $527,082.06;Comparison Data:$527,866.53; Variance: -$784.47."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result:FAIL;Loan Data:  $527,082.06;Comparison Data:$527,866.53; Variance: -$784.47.
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $527,866.53. The disclosed finance charge of $527,082.06 is not considered accurate because it is understated by more than $100."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosures is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87392469	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	?	?	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	548	Not Applicable	51.839%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x%	xxx.xx	xx/xx/xxxx	Unavailable	As per the updated title report dated xx/xx/xxxx, The subject mortgage is dated xx.
The chain of assignment is complete, the current assignee is xx recorded on xx/xx/xxxx.
There is a junior lien recorded on xx/xx/xxxx in the amount of $xx,xxx.xx and in the favor of xx.
xxxx taxes are paid in the amount of $xxx.xx.
The payment history is missing in the loan files. As per the payment history dated xx/xx/xxxx, the last payment has been made on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx. Currently the borrower is xx behind his scheduled payments. The current UPB is $xxxxxx.xx plus the deferred amount of $xx,xxx.xx.	Collections Comments:As per the collection comments, the loan is currently in active bankruptcy, Foreclosure has been referred to attorney on xx/xx/xxxx, complaint has been filed on xx/xx/xxxx. Borrower filed chapter xx bankruptcy with case # xx on xx/xx/xxxx and plan has been confirmed on xx/xx/xxxx, As per the POC dated xx/xx/xxxx the secured claim amount is $xxx,xxx.xx and amount of arrears is $xx,xxx.xx. As per the confirmed plan borrower shall pay to the trustee $xxxx.xx in the monthly amount of $xxx.xx. Motion for relief has been filed on xx/xx/xxxx. As per the schedule -D of the voluntary petition the unsecured amount is $xxxxxx.xx out of the claim amount of $xxxxxx.xx.
The payment history is missing in the loan files. As per the payment history dated xx/xx/xxxx, the last payment has been made on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx. Currently the borrower is xx behind his scheduled payments. The current UPB is $xxxxxx.xx plus the deferred amount of $xx,xxx.xx.
As per the comments dated  xx/xx/xxxx, Borrower has had paid from some repairs  for water damage, RFD stated by borrower is many things one of which is damages insurance did not cove the $xxk, damages stated are for roof repairs due to extensive rain , as per the borrower the company that put the roof went out of business . Borrower is getting the check on the name of Seterus and called to confirm how to process the check, no further information regarding the how much claim amount is received by the borrower is found.

Foreclosure Comments:Foreclosure has been referred to attorney on xx/xx/xxxx, complaint has been filed on xx/xx/xxxx.Borrower filed chapter xx bankruptcy with case # xx on xx/xx/xxxx and plan has been confirmed on xx/xx/xxxx.
Bankruptcy Comments:Borrower filed chapter xx bankruptcy with case # xx on xx/xx/xxxx and plan has been confirmed on xx/xx/xxxx, As per the POC dated xx/xx/xxxx the secured claim amount is $xxx,xxx.xx and amount of arrears is $xx,xxx.xx. As per the confirmed plan borrower shall pay to the trustee $xxxx.xx in the monthly amount of $xxx.xx. Motion for relief has been filed on xx/xx/xxxx. As per the schedule -D of the voluntary petition the unsecured amount is $xxxxxx.xx out of the claim amount of $xxxxxx.xx.	The modification agreement has been made on xx/xx/xxxx between (Borrower) xx and (Lender) xx.
The new principal balance amount is $xxx,xxx.xx with payment starting from xx/xx/xxxx till xx/xx/xxxx at the rate of interest of x% and P&I of $xxx.xx.
																																																																																		There is deferred amount of $xxxxx.xx to be paid at the date of maturity.	Mortgage Insurance	xx	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "This is a conventional loan. LTV at the origination was 95.00%. The tape data is reflected MI required. Final 1003 reflects monthly MI in the amount of $48.27; however, MI certificate is missing in the loan files."			Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:Field review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54895590	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	Other	xx	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Purchase	94.991%	94.991%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	53.743%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxxx.xx	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of the assignment has been incomplete. There is a break in assignment from xx.
There is a Junior mortgage in the favor of xx in the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx.
There are x HOA liens against property in the total amount of $xxxxx.xx with xx which were recorded on xx/xx/xxxx,xx/xx/xxxx,xx/xx/xxxx,xx/xx/xxxx,xx/xx/xxxx, xx/xx/xxxx.
The xxxx Combined taxes for xrd and  xth installments have been paid in the cumulative amount of $xxxx.x. The xxxx Combined taxes for the xst and xnd installment have been due in the amount of $x,xxx.xx. No prior years delinquent taxes have been found.
As per review of the payment history dated xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the tape data is in the amount of $xxx,xxx.xx.The borrower has made the payment as per the modification term.
Collections Comments:The loan is currently in bankruptcy and is next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx.The UPB reflected in the tape data is in the amount of $xxx,xxx.xx.
The reason for default is a curtailment of income. Unable to determine the intention of the borrower regarding the subject property.
The loan has been modified since origination. As per modified terms, the unpaid principal balance is $xxx,xxx.xx of which lender has deferred the amount $xxx,xxx.xx. Hence, the modified principal balance and interest-bearing amount is $xxx,xxx.xx is Borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.
The foreclosure process was initiated in xxxx. The file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx with case #xx. The foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with case #xx on xx/xx/xxxx.
The borrower had filed bankruptcy under Chapter xx with Case #xx on xx/xx/xxxx. The Bankruptcy POC filed on xx/xx/xxxx and the POC amount is $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. As per the proposed Chapter xx plan, the debtor shall pay to the trustee the sum of $xxx per month for xx months. Total of plan payment is $xx,xxx.xx. As per the voluntary petition, there is an unsecured portion in the amount $xxx,xxx.xx.
The subject property is owner-occupied. Unable to determine the condition of subject property since the latest BPO report is unavailable and the comments are not available in the comment history.

Foreclosure Comments:The foreclosure process was initiated in xxxx. The file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx with case #xx. The foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with case # xx on xx/xx/xxxx.
Bankruptcy Comments:As per the review of PACER report, the borrower had filed bankruptcy under Chapter xx with Case #xx on xx/xx/xxxx.
The Bankruptcy POC filed on xx/xx/xxxx and the POC amount is $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. As per the proposed Chapter xx plan, the debtor shall pay to the trustee the sum of $xxx per month for xx months. Total of plan payment is $xx,xxx.xx. As per the voluntary petition, there is an unsecured portion in the amount $xxx,xxx.xx.
This modification agreement was made between Lender xx. and Borrower on xx/xx/xxxx.As per modified terms, the unpaid principal balance is $xxx,xxx.xx of which lender has deferred the amount $xxx,xxx.xx. Hence, the modified principal balance and interest-bearing amount is $xxx,xxx.xx is Borrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
1 a credit report fee;
2 appraisal fee;
3 application fee;
4 commitment fee;
5 warehouse fee;
6 discount points;
Prohibited Fees Test: loan data : $996.66, Comparison data : $0.00, Variance : +$996.66."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "TIL executed by borrower but not hand dated."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22633413	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	44.444%	44.444%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	55.393%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The latest chain of assignment is missing.
It should assign to xx.
There is one junior mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with (BK# xx), in the amount of $ xxx,xxx.xx, in the favor of xx.
There are two civil judgments were found against the borrowers xx.
The First civil judgment was recorded on xx/xx/xxxx, in the amount of $x,xxx.xx, in the favor of xx. The Second civil judgment was recorded on xx/xx/xxxx, in the amount of $xx,xxx.xx, in the favor of xx.
The xxxx year's County Annual taxes have been paid in the amount of $x,xxx.xx, for the due date xx/xx/xxxx.
No prior year delinquent taxes are found.
According to the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The next payment due date is for xx/xx/xxxx.
The last payment was received in the amount of $x,xxx.xx, with rate of interest x.xxx%, which was applied for xx/xx/xxxx.
The UPB reflected is in the amount of $xxx,xxx.xx.
The Current P&I $xxx.xx and PITI is $x,xxx.xx.
The borrower is making payment as per modification, which was made on xx/xx/xxxx.
The loan has been modified once since origination.
Collections Comments:As per the review of servicing comments the loan is currently in collections. The loan is due for xx/xx/xxxx.
The last payment was received in the amount of $x,xxx.xx, with rate of interest x.xxx%, which was applied for xx/xx/xxxx.
The UPB reflected is in the amount of $xxx,xxx.xx.
The Current P&I $xxx.xx and PITI is $x,xxx.xx.
The borrower is making payment as per modification, which was made on xx/xx/xxxx.
The loan has been modified once since origination.
As per the review of servicing comments, reason for default is damage to the property.
But as per the review of collection comments, the borrower wants to keep the property.  However, as per the available records borrower is willing to pay the loan.
As per the review of servicing comments the foreclosure was initiated and file was referred to attorney on xx/xx/xxxx.
The foreclosure was put on hold due to loss mitigation plan.
As per the review of servicing comments on xx/xx/xxxx, shows that the property had been damaged due to the Hurricane on xx/xx/xxxx.
The borrower has filed insurance in the favor of xx, with claim number xx   and policy number  xx, with approximate claim amount $xx,xxx.xx.
As per the review of servicing comments on xx/xx/xxxx, the xx% interior repairs are completed and still exterior repairs are in progress.
baseboard, doors and trim, walls,  fixtures, hardware, flooring, insulation, and paint. remediation completed.
As per the review of servicing comments on xx/xx/xxxx, the borrower was received a check in the amount of  $xx,xxx.xx, with Check number: xx.
As per servicing comments on xx/xx/xxxx, the property is occupied by the Owner.

Foreclosure Comments:As per the review of servicing comments the foreclosure was initiated and file was referred to attorney on xx/xx/xxxx.
The foreclosure was put on hold due to loss mitigation plan.
Bankruptcy Comments:Not Applicable	This modification agreement was done between the borrowers xx and lender xx., on xx/xx/xxxx. The reason for modification is a financial hardship.
As per the modified terms, new principal balance is $xxx,xxx.xx.
 There is no principal forgiven amount.
There are x steps of modification. Borrower promises to pay and the xst step is  $xxx.xx monthly with a modified interest rate x.xxx% beginning from xx/xx/xxxx, xnd step is $xxx.xx monthly with a modified interest rate x.xxx% beginning from  xx/xx/xxxx, xrd  step is $xxx.xx monthly with a modified interest rate x.xxx% beginning from xx/xx/xxxx and xth step is $xxx.xx monthly with a modified interest rate x.xxx% beginning from  xx/xx/xxxx, with a maturity date  will be xx/xx/xxxx.

Final Truth in Lending Discl.	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as the loan is failing for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test as;
TILA APR Test: FAIL 0.000% 6.400% -6.400%
The annual percentage rate (APR) is 6.400%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final TIL is missing from the given loan file."
																																																																																								* Property is Manufactured Housing (Lvl 2) "According to Appraisal report located at “xx” the property type as manufactured home. There is no VIN number mentioned on the legal description of the mortgage. However, the appraisal report shows VIN # xx & xx. There is no affixation affidavit available in loan file. Latest tax report shows separate assessment; however, final policy located at "xx" shows ALTA-7 Manufactured housing endorsement attached with policy stating policy cover both land and manufactured housing unit."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95109653	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Other	?	????.??	??/??/????	xx	No	Missing Bidding Instructions	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	76.000%	76.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	16.980%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
There is an active junior mortgage which has been found on the updated title report
There is a junior mortgage in the amount of xx
x. There is a Muni/City/Code Lien against subject property in the amount of xx. The supporting document attached with title report.
x. There is a Muni/City/Code Lien against subject property in the amount ofxx. The supporting document attached with title report.
xxxx-xx year annual School tax was paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxxx year annual Town tax was paid on xx/xx/xxxx in the amount of $xxx.xx.
xxxx year annual county tax was paid on xx/xx/xxxx in the amount of $xxx.xx.	Review of the payment history provided from xx/xx/xxxx to xx/xx/xxxx reveals that borrower has been the delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The UPB as of the date has not been mentioned in the updated payment history. Hence, we have considered the UPB per tape data in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%. Borrower is currently making the payment according to the note terms.	Collections Comments:The subject loan is in active foreclosure. Review of the collection comments shows that the borrower has been the delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The UPB as of the date has not been mentioned in the updated payment history. Hence, we have considered the UPB per tape data in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%. Borrower is currently making the payment according to the note terms.
Loan modification agreement was made between xx and (Lender) xx, on xx/xx/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning on xxx/xx/xxxx. The new principal balance is $xxx,xxx.xx. The interest bearing amount is $xxx,xxx.xx and the maturity date is xx/xx/xxxx. Reason for Modification is Financial Hardship.
Review of the latest xx months collection comment shows that the foreclosure was initiated and referred to attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx. Comment dated xx/xx/xxxx shows that the sale date was scheduled for xx/xx/xxxx which was postponed due to missing BID, MRD is pending and sale postponed from xx/xx/xxxx to xx/xx/xxxx which is future sale date. There is no further information available in the collection comments to know the current status of future sale.
As per collection comment dated xx/xx/xxxx subject property is occupied by the subject owner and in average condition however no need to repair.
Foreclosure Comments:Review of the latest xx months collection comment shows that the foreclosure was initiated and referred to attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx. Comment dated xx/xx/xxxx shows that the sale date was scheduled for xx/xx/xxxx which was postponed due to missing BID, MRD is pending and sale postponed from xx/xx/xxxx to xx/xx/xxxx which is future sale date. There is no further information available in the collection comments to know the current status of future sale.
																																																																																	Bankruptcy Comments:Not Applicable	Loan modification agreement was made between xx and (Lender) xx, on xx/xx/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx. The new principal balance is $xxx,xxx.xx. The interest bearing amount is $xxx,xxx.xx and the maturity date is xx/xx/xxxx. Reason for Modification is Financial Hardship.	Origination Appraisal	xx	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file." * TIL not hand dated (Lvl 2) "TIL not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74933444	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	??.??%	360	xx	xx	Conventional	ARM	Cash Out	50.000%	50.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment is  not completed. The last chain of assignment is from xx.
There are no active judgments or liens found.
The xxxx annual taxes are paid off in the amount of $ x,xxx.xx.
No delinquent taxes heve been found.

According to the payment history as of xx/xx/xxxx, the borrower is making regular payments and the next due is on xx/xx/xxxx. The last payment was received date is xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date was xx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of $xx,xxx.xx. The borrower is making the payment as per ARM note at the interest rate of x.xx% and P&I $xxx.xx.
Collections Comments:Available servicing comment shows that the subject property is occupied by owner. No damages have been observed. The latest BPO report is not available to verify the current condition of subject property.

According to the payment history as of xx/xx/xxxx, the borrower is making regular payments and the next due is on xx/xx/xxxx. The last payment was received date is xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date was  xx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of $xx,xxx.xx. The borrower is making the payment as per ARM note at the interest rate of x.xx% and P&I $xxx.xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Document Showing a Index Numerical Value
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan file. However, values from the initial application doc loc xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to, TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "CE TILA test failed duet to, This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.402%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service of provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL State; however, required state disclosure is missing from loan file.
Anti-Coercion Notice
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Disclosure is missing from loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1159622	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	??.??%	360	xx	xx	Conventional	ARM	Refinance	53.304%	53.304%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. The last assignment is from xx.
There is junior mortgage in the favor of xx. For the amount of $xxx,xxx.xx which was recorded on xx/xx/xxxx.
There is one civil judgment in the favor of xx for the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx.
There are x Code enforcement liens total in the amount of $xxxxxx.xx but the documents available with the updated title report does not reflects the subject property address.
The xxxx annual taxes are paid in the amount of  $x,xxx.xx.
No delinquent taxes are found.

Review of updated payment history shows that the loan performing and borrower is making his monthly payments. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of xx.xx% for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. The borrower has been making the payments as per the ARM note terms.	Collections Comments:According to the servicing comments the loan performing and borrower is making his monthly payments. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of xx.xx% for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. The borrower has been making the payments as per the ARM note terms.
No Bankruptcy details are found.
No Foreclosure details are found.
As per servicing comments the reason for default is unable to determine.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from loan file and also the estimated HUD-1 or Itemization are not available."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located at Florida State and following required DIsclosures are missing from loan file.
Anti-Coercion Notice
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice Of Servicing TransferDisclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm operative index value from available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28573117	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	????.??	????.??	??.??%	360	xx	xx	Conventional	ARM	Cash Out	55.556%	55.556%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	42.558%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The Chain of Assignment has not been completed. Latest assignment as per updated title report is from xx.
There is a civil judgment against the borrower xx in the amount of $x,xxx.xxin the favor of xx which was recorded on xx/xx/xxxx.
The Estimated County Annual taxes for the current year xxxx was due in the amount of $x,xxx.xx.
No Prior Year Delinquent Taxes Have Been Found.
According to the payment history as of dated xx/xx/xxxx. The borrower is current, The borrower is making the payment regular and next payment due date are for xx/xx/xxxx. The last payment was received on xx/xx/xxxx which was applied to the due date of xx/xx/xxxx.The P&I is $x,xxx.xx with interest rate x.xxx % and the PITI is $x,xxx.xx.As per payment history, the UPB is reflecting is in the amount of $ xxx,xxx.xx.	Collections Comments:The current status of the loan is performing, the borrower is current.
 According to the payment history as of dated xx/xx/xxxx. The borrower is current .The borrower is making the payment regular and next payment due date are for xx/xx/xxxx. The last payment was received on xx/xx/xxxx which was applied to the due date of xx/xx/xxxx.The P&I is $x,xxx.xx with interest rate x.xxx % and the PITI is $x,xxx.xx.As per payment history, the UPB is reflecting is in the amount of $ xxx,xxx.xx.
No comments regarding the bankruptcy and foreclosure has been found.
As per Servicing comment  Unable to determine the reason for default and the intention of the borrower is to keep the property.
As we have collection comment latest xx months unable to determine the property occupancy. No further information is available to determine the current property condition and property type.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.
As Loan Data $8,640.00 Comparison Data $7,500.00  Variance +$1,140.00 and Loan Data  $8,865.00 Comparison Data $7,500.00  Variance +$1,365.00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure document is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida, However, the following state disclosures are missing from the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine the Operative Index value. As per the supportive Documents is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83640593	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	????.??	????.??	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.
The chain of the assignment has been completed.
There is junior mortgage originated on xx/xx/xxxx in the favor of xx recorded on xx/xx/xxxx in the amount of $ xx,xxx.xx.
No active judgments or liens have been found.
The xxxx annual county taxes have been paid in the amount of $x,xxx.xx.
The annual county taxes of xxxx are delinquent in the amount of $x,xxx.xx which were due for xx/xx/xxxx.
The annual county taxes of xxxx are delinquent in the amount of $x,xxx.xx which were due for xx/xx/xxxx.

The review of the payment history as of xx/xx/xxxx shows that the borrower has been delinquent for xx months and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $xxx.xx which was applied to xx/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx. The borrower has been making payment as per the Note.	Collections Comments:The review of the collection comment shows that the loan is in the active bankruptcy and the next due date for the payment is xx/xx/xxxx. According to the PACER, the borrower “xx” had filed the bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with the secured claim amount of $xx,xxx.xx and an amount of arrearage is $x,xxx.xx. According to the order confirming chapter xx plan, the debtor shall pay to the trustee the sum of $xxx for xx months in the total amount of $xxx,xx. The date of the last filing bankruptcy was xx/xx/xxxx. The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. The sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold due to the borrower “xx” had filed the bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx. The review of the payment history as of xx/xx/xxxx shows that the borrower has been delinquent for xx months and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $xxx.xx which was applied to xx/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx. The borrower has been making payment as per the Note. The comment dated xx/xx/xxxx states that the reason for default was a curtailment of income. No damage and repairs have been found. The loan has not been modified since origination. The comment dated xx/xx/xxxx reflects that the subject property is owner-occupied.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. The sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold due to the borrower “xx” had filed the bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx.
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed the bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with the secured claim amount of $xx,xxx.xx and an amount of arrearage is $x,xxx.xx. According to the order confirming chapter xx plan, the debtor shall pay to the trustee the sum of $xxx for xx months in the total amount of $xxx,xx. The date of the last filing bankruptcy was xx/xx/xxxx.	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrower."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of Service Providers Disclosures is missing from the loan file."
																																																																																								* Missing Required State Disclosures (Lvl 2) "The subject property is located in the state of Nebraska. The 'Construction Finance Notice' state disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75589699	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	361	xx	xx	Conventional	ARM	Cash Out	69.814%	69.814%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	87.060%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
Chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx/xx/xxxx.
There is a junior mortgage in the amount $xx,xxx.xx which was recorded in xx/xx/xxxx in the favor of xx.
There is a code enforcement lien which was recorded on xx/xx/xxxx in the favor of xx.
The xxxx-xx xnd installment taxes have been due. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB is $xxx,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx. The borrower has been making his payments as per the note terms.	Collections Comments:The loan is currently in active bankruptcy and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. As per the review of the PACER report, the Borrower xx had filed bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. No evidence of post-closing foreclosure has been found. The RFD is unable to determine. The loan was never modified since origination, the borrower has been making his payments as per the note terms.
As per the comment dated xx/xx/xxxx, the property is the nonowner occupied. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:
As per the review of the PACER report, the Borrower xx had filed bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The POC was filed by xx. on x/xx/xx, in the secured claim amount $xxx,xxx.xx and an arrearage in the amount of $xx,xxx.xx. The MRF was filed on xx/xx/xxxx. As per the order confirming the plan, the debtor shall pay the trustee $xxxx.xx monthly for x-xx months and $xxxx.xx for xx-xx months
Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file,

1.Affidavit of Consideration
2.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92560399	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	Second	?	????	??/??/????	xx	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	ARM	Cash Out	54.054%	54.054%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	9.348%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed as currently the assignment is with xx.
* One junior mortgage found pending recorded on xx/xx/xxxx in the amount of $xxx,xxx.xx which is in the favor of xx.
Active Judgments and Liens;
x) One IRS lien found pending against the borrower recorded on xx/xx/xxxx in the amount of $xx,xxx.xx which is in the favor of xx.
x) One state tax lien found pending against the borrower xx recorded on xx/xx/xxxx in the amount of $xx,xxx.xx which is in the favor of xx.
x) One civil judgment found pending against the borrower xx recorded on xx/xx/xxxx in the amount of $x,xxx.xx which is in the favor of xx, NA.
x) There is one water/sewer lien against the subject property recorded on xx/xx/xxxx in the amount of $xxx.xx which is in the favor of xx.
Property Tax Status;
x) xxxx Utilities annual taxes are delinquent for the amount of $xxx.xx for the due date of xx/xx/xxxx.
x) xxxx Utilities annual taxes are delinquent for the amount of $xxx.xx for the due date of xx/xx/xxxx.
x) xxxx Town xrd installment taxes are due for the amount of $x,xxx.xx till xx/xx/xxxx.
x) xxxx Town xth installment taxes are due for the amount of $x,xxx.xx till xx/xx/xxxx.
x) xxxx Town xst installment taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
x) xxxx Town xnd installment taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes had been found pending.
Review of payment history as of dated xx/xx/xxxx shows that borrower is not making regular payments. The loan payments are currently xx months delinquent. The next due as per tape data is xx/xx/xxxx. The last payment received date as per tape data is xx/xx/xxxx. The payment was made in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance as per payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of x,xxx.xx.
The borrower has been making payments as per original note terms.	Collections Comments:Collection comments available from xx/xx/xxxx till xx/xx/xxxx shows that borrower is not making regular payments. The loan payments are currently xx months delinquent. The next due as per tape data is xx/xx/xxxx. The last payment received date as per tape data is xx/xx/xxxx. The payment was made in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance as per payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of x,xxx.xx.
The borrower has been making payments as per original note terms.
The loan has never been modified since origination.
Collection comment dated xx/xx/xxxx shows that foreclosure was referred to attorney on xx/xx/xxxx. Available notice of lis pendence with case#xx shows that the foreclosure was initiated in the loan by filing complaint on xx/xx/xxxx. No sale date or any other information regarding foreclosure is available in the collection comments as collection comments are available only till xx/xx/xxxx.
The borrower has not yet filed bankruptcy.
The current status of loan is under foreclosure.
Collection comment dated xx/xx/xxxx shows that subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Collection comment dated xx/xx/xxxx shows that foreclosure was referred to attorney on xx/xx/xxxx. Available notice of lis pendence with case#xx shows that the foreclosure was initiated in the loan by filing complaint on xx/xx/xxxx. No sale date or any other information regarding foreclosure is available in the collection comments as collection comments are available only till xx/xx/xxxx.
The borrower has not yet filed bankruptcy.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is not signed by the borrower."
* Application Not Signed by All Borrowers (Lvl 2)     "Final application is not signed by the borrower."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on xx, 2008 shall be deemed on and after xx, 2008, to be a mortgage lender license.
As of July 1, 2008 the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no
longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before xx, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as the loan is failing for Connecticut license validation test."
* Operative index value is unable to confirm (Lvl 2)     "Unable to calculate operative index value from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is different from note date, settlement date shows xx/xx/2004 and note date is xx/xx/2004."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21633272	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Second	?	????.??	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	??.??%	360	xx	xx	Conventional	Fixed	Refinance	65.000%	65.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x.x%	xxx.x	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of the assignment has been completed. The latest assignment is with xx.
There is one senior mortgage on the subject property in the amount of $xxx,xxx.xx in favor of xx which was recorded on xx/xx/xxxx. An abstracted search of updated title report dated xx/xx/xxxx shows; there is no release or satisfaction available for this senior mortgage. However, the Final Hud-x shows pay off for Chase in the amount of $xxx,xxx.xx. Final Title Policy at the origination does not reflect any exception for a senior mortgage. It shows a clear title. Possible title claim can be filed.
No active judgments or liens have been found.
The annual installment combined tax of the year xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual installment combined tax of the year xxxx  has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
Collections Comments:As per the review of the servicing comments, currently, the loan is in an active bankruptcy and the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is a loss of a job.
The borrower has been making the payments as per the modification. The loan modification agreement was made between xx (Borrower) and xx(Lender) on xx/xx/xxxx. The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx. The deferred balance in the amount of $xx,xxx.xx. There is no provision for the balloon payment.
The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. However, the foreclosure was put on hold as the borrower xx had filed bankruptcy under chapter-xx with the case#xx on xx/xx/xxxx.
The borrower xx had filed bankruptcy under chapter-xx with the case#xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The date of the last filing is xx/xx/xxxx. The  POC was filed on xx/xx/xxxx, in the secured claim amount $xxx,xxx.xx and an arrearage in the amount of $xx,xxx.xx. As per chapter xx plan, the debtor shall pay to the trustee the sum of $x,xxx.xx per month for a period of xx months.  The motion for relief from the stay was filed on xx/xx/xxxx.
As per the latest BPO dated xx/xx/xxxx, the subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. However, the foreclosure was put on hold as the borrower Patricia Padilla had filed bankruptcy under chapter-xx with the case#xx on xx/xx/xxxx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-xx with the case#xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The date of the last filing is xx/xx/xxxx. The POC was filed on xx/xx/xxxx, in the secured claim amount $xxx,xxx.xx and an arrearage in the amount of $xx,xxx.xx. As per chapter xx plan, the debtor shall pay to the trustee the sum of $x,xxx.xx per month for a period of xx months. The motion for relief from the stay was filed on xx/xx/xxxx.	The loan modification agreement was made between xx (Borrower) and xx. (Lender) on xx/xx/xxxx. The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx. The deferred balance in the amount of $xx,xxx.xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD, Settlement date shows xx/xx/2008 and note date is xx/xx/2008. Hence, settlement date is not aligned with the note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2913512	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	??.??%	360	xx	xx	Conventional	Fixed	Cash Out	45.098%	45.098%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	30.400%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.x	xxxxx.xx	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the mortgage was originated on xx.
The chain of the assignment is complete. Currently, the assignment is from xx.
There is one junior State tax liens against the borrower xx for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
There are two senior state tax liens against the borrower xx in the favor of xx for the amount of $xx,xxx.xx and $x,xxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx.
There is one junior child support Lien against the borrower xxin the favor of xx for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
There is one junior civil judgment against the borrower in the favor of xx which was recorded on xx/xx/xxxx, in the amount of $x,xxx.xx,
There is one junior Credit Card Judgment (or Consumer Debt) was recorded on xx/xx/xxxx, in the amount of $xxxx.xx, in the favor of xx.
The xxxx xrd and xth combined installment taxes are paid for the amount of $xxx.xx and $xxx.xx.
The xxxx xst and xnd combined installment taxes are due for the amount of $xxx.xx and $xxx.xx.
No, any prior delinquent taxes are found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from more than xx months and next due for xx/xx/xxxx.The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%, which was applied for xx/xx/xxxx. The new UPB reflected is in the amount of $xx,xxx.xx. However, the borrower is making payment as per the modification agreement which was made on xx/xx/xxxx.	Collections Comments:The loan is currently active in the bankruptcy and next due for xx/xx/xxxx.The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%, which was applied for xx/xx/xxxx. The new UPB reflected is in the amount of $xx,xxx.xx. However, the borrower is making payment as per the modification agreement which was made on xx/xx/xxxx.
The reason for default is unable to determine.
The loan was modified once since origination. The borrower is currently making payment as per the unexecuted modification located at xx” which was made on xx/xx/xxxx between the borrower xx and lender xx.  As per the modified terms, new principal balance is $xxx,xxx.xx. The interest bearing amount is $xx,xxx.xx. The deferred balance is $xx,xxx.xx. the borrower is promise to pay for trustee in the amount of $xxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx till maturity date xx/xx/xxxx.
As per the review of servicing comments, the foreclosure was initiated and file was referred to attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx with the case#xx.The Judgment was entered on xx/xx/xxxx. However, the foreclosure was put on hold due the borrower xx had filed bankruptcy under Chapter xx with case #xx on xx/xx/xxxx.
The borrower xx had filed bankruptcy under Chapter xx with case # xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. The Debtor shall pay xxx.xx monthly to the trustee for xx months.
The lender had filed POC on xx/xx/xxxx with the total secured amount of $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx.  The borrower had filed motion for relief on xx/xx/xxxx.
Schedule D of voluntary petition dated xx/xx/xxxx shows amount of secured claim without deducting the value of collateral is $xxx,xxx.xx and value of collateral is $xxx,xxx.xx. However the unsecured portion is $xx,xxx.xx.
Collection comments does not show any cram down.
As per the inspection report dated xx/xx/xxxx. The subject property is owner occupied with average condition. No damage and repairs are found.

Foreclosure Comments:As per the review of servicing comments, the foreclosure was initiated and file was referred to attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx with the case# xx.The Judgment was entered on xx/xx/xxxx. However, the foreclosure was put on hold due the borrower xx had filed bankruptcy under Chapter xx with case # xx on xx/xx/xxxx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter xx with case # xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. The Debtor shall pay xxx.xx monthly to the trustee for xx months.
The lender had filed POC on xx/xx/xxxx with the total secured amount of $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx.  The borrower had filed motion for relief on xx/xx/xxxx.
Schedule D of voluntary petition dated xx/xx/xxxx shows amount of secured claim without deducting the value of collateral is $xxx,xxx.xx and value of collateral is $xxx,xxx.xx. However the unsecured portion is $xx,xxx.xx.
Collection comments does not show any cram down.
The loan was modified once since origination. The borrower is currently making payment as per the unexecuted modification located at “xx” which was made on xx/xx/xxxx between the borrower xx and lender xx. As per the modified terms, new principal balance is $xxx,xxx.xx. The interest bearing amount is $xx,xxx.xx. The deferred balance is $xx,xxx.xx. the borrower is promise to pay for trustee in the amount of $xxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx till maturity date xx/xx/xxxx.	Initial Escrow Acct Disclosure Missing Required State Disclosures Right of Rescission	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,500.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69498514	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	Other	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	360	xx	xx	Conventional	Fixed	Purchase	79.839%	79.839%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	33.925%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxxx.xx	x.xx%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
There is a Water/Sewer/Utilities lien against subject property in the amount of $xxx.xx held by xx which was recorded on xx/xx/xxxx and the Instrument # is xxxxxxxxxx. The supporting document is attached with title report.
There is a Water/Sewer/Utilities Lien against the subject property in the amount of $xxx.xx held by Village of xx which has been recorded on xx/xx/xxxx and the Instrument # is xx. The supporting document is attached with title report.
xst installment county tax of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
Annual County tax of xxxx in the amount of $xxx.xx was paid and date is not available on title report.
Review of the payment history provided from xx/xx/xxxx to xx/xx/xxxx reveals that borrower has been the delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%. Borrower is currently making the payment according to the mod terms.	Collections Comments:The subject loan is in collection. Review of the collection comments shows that the loan is in delinquency for x months. The next due date for the payment is xx/xx/xxxx. The borrower is not making regular payments as per loan modification. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.
Loan modification agreement was made between the borrower and Lender on xx/xx/xxxx. The new modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx which began on xx/xx/xxxx The new principal balance is $xxx,xxx.xx.Lender has agreed to defer the amount of $xxx,xxx.xx from the unpaid principal balance. The interest bearing amount is $xxx,xxx.xx and the maturity date is xx/xx/xxxx. Reason for Modification is Financial Hardship.
There no information about foreclosure in the servicing comments.
The Debtor xx has filed bankruptcy under chapter xx plain with case # xx on xx/xx/xxxx. The plain was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with secure claim amount of $xxx,xxx.xx and arrearage amount was $xx,xxx.xx. The Post- petition due date was xx/xx/xxxx. The bankruptcy case was terminated on xx/xx/xxxx.
The servicing comments and latest BPO report dated xx/xx/xxxx state that the subject property is owner occupied with no visible damages or repairs. It is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The Debtor xx has filed bankruptcy under chapter xx plain with case # xx on xx/xx/xxxx. The plain was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with secure claim amount of $xxx,xxx.xx and arrearage amount was $xx,xxx.xx. The Post- petition due date was xx/xx/xxxx. The bankruptcy case was terminated on xx/xx/xxxx.	Loan modification agreement was made between the borrower and Lender on xx/xx/xxxx. The new modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx which began on xx/xx/xxxx The new principal balance is $xxx,xxx.xx.Lender has agreed to defer the amount of $xxx,xxx.xx from the unpaid principal balance. The interest bearing amount is $xxx,xxx.xx and the maturity date is xx/xx/xxxx. Reason for Modification is Financial Hardship	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase Risk indicator is 'Moderate' due to TILA finance charge test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceTILA Test Failed due to TILA Finance Charge Test:
TILA Finance Charge Test: shows Loan Data  $237,857.28 Comparison Data $238,858.28 Variance -$1,001.00.
The finance charge is $238,858.28. The disclosed finance charge of $237,857.28 is not considered accurate because it is understated by more than $100."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial Escrow Acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following are the state disclosure which are missing from the loan file;
1.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
2.IL Collateral Protection Insurance Notice"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3496094	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	???.??	???.??	?.???%	360	xx	xx	Conventional	ARM	Purchase	90.000%	90.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx which was recorded on xx/xx/xxxx.
There are five IRS liens against the borrower in the favor of xx for the total amount of $ xxxxxx.xx which were recorded on different dates.
The xxxx annual taxes have been paid in the amount of $ x,xxx.xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $xxx.xx which was applied for xx/xx/xxxx. The UPB is $xxx,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx. The borrower has been making his payments as per Note ARM terms.	Collections Comments:The loan is currently in the collection and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $xxx.xx which was applied for xx/xx/xxxx. No records for bankruptcy and post-closing foreclosure has been found. The reason for default is an excessive obligation. The loan was never modified since origination, the borrower has been making his payments as per the note ARM terms. As per the comment dated xx/xx/xxxx, the property is owner-occupied. As per the comment dated xx/xx/xxxx, the property had some repairs. The estimated cost of repairs is not mentioned. No further details have been found. No BPO report is found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Kentucky, following disclosures are missing from loan file.

1.Fair Housing Notice
2.Homeownership Protection Center Disclosures
3.Notice of Free Choice of Agent or Insurer"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative  index value since the supportive documents are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72495414	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Other	?	????.??	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	569	Not Applicable	65.528%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxxx.xx	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
 The chain of assignment is completed as the subject mortgage is with ‘xx’ which was recorded xx/xx/xxxx.

Review of the updated title shows there are judgments against subject property which are as follow.
x: There is civil judgment against the borrower in the amount of $x,xxx.xx recorded on xx/xx/xxxx favor of xx.
  x: There is civil judgment against the borrower in the amount of $x,xxx.xx recorded on xx/xx/xxxx favor of ‘xx’.
x. There is civil judgment against the borrower in the amount of $x,xxx.x recorded on xx/xx/xxxx favor of ‘xx’.
x. There are two code enforcement/ unsafe living condition liens open against the subject property in the favor of “xx” and “xx” in total amount of $xx,xxx.xx which was recorded on xx/xx/xxxx, xx/xx/xxxx respectively.

The county annual taxes have been paid off in amount of $x,xxx.xx.
The Payment History dated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for more than x month. The last payment was received in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx. The loan was modified on xx/xx/xxxx. The borrower is making the payment as per modification with the interest rate of x.xx% and P&I of $xxx.xx.	Collections Comments:
As per collection comment the subject property is occupied by the owner. Borrower intention is retained property and property is not for sale.
Collections comments dated xx/xx/xxxx shows that subject property had damages due to hurricane. The roof and fence of the subject property have been damaged. Collection comment shows borrower filed insurance claim # xx. Comment dated xx/xx/xxxx reflects the loss in the amount of $xx,xxx.xx.
Comment dated xx/xx/xxxx states that borrower received two checks on xx/xx/xxxx xst with check #xx in amount $xxxx.xx and the xnd with check #xx in amount $xxxx.xx.
Comment dated on xx/xx/xxxx shows that borrower received two checks for repairs being done to his roof and fence. No details have been found regarding repairs. Unable to verify whether repairs have been completed or not.

The Payment History dated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for more than x month. The last payment was received in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx.
The loan was modified on xx/xx/xxxx. The borrower is making the payment as per modification with the interest rate of x.xx% and P&I of $xxx.xx.

The loan modification agreement was made between “xx" and lender ‘xx,’ (Lender) effective date is xx/xx/xxxx. The first modified payment is still due for the date of xx/xx/xxxx and the new maturity date will be xx/xx/xxxx. The new modified unpaid principal balance is $xxx,xxx.xx and interest bearing amount is $xxx,xxx.xx. The Borrower is making the payment as per the modification terms that are x.xx% and modified P&I $xxx.xx.

The Loan was modified into x steps.
x) Period: xx, Rate: x.xx%, P&I: $xxx.xx, Date: xx/xx/xxxx
x) Period: xx, Rate: x.xx%, P&I: $xxx.xx, Date: xx/xx/xxxx
x) Period: xxx, Rate: x.xx%, P&I: $xxx.xx, Date: xx/xx/xxxx

Review of collection comment stated that the foreclosure was initiated in xxxx; the FC file was referred to an attorney on xx/xx/xxxx. However, foreclosure was not proceed out due to it was placed on hold. However, BK case was filed on xx/xx/xxxx due to this foreclosure action was not proceed to further step. No further information is available about foreclosure.

Borrower “xx” filed Bankruptcy under the chapter xx case#xx date xx/xx/xxxx. Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral $xxx,xxx.xx and the value of collateral that supports this claim is $xxx,xxx.xx therefore; the unsecured portion is $xxx,xxx.xx.
Creditor was filed the POC on xx/xx/xxxx secured claim amount $xxx,xxx.xx, unsecured amount is $x.xx and arrearage is $x,xxx.xx.
 Chapter plan xx was filed xx/xx/xxxx, amended xx chapter plan was entered on xx/xx/xxxx; debtors shall pay the payment as $xxx.xx per month forx months and $xxx.xx per month for xx months. This plan was confirmed yet confirmed on xx/xx/xxxx. BK case was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx. No further information is available about the bankruptcy.

Foreclosure Comments:
Review of collection comment stated that the foreclosure was initiated in xxxx; the FC file was referred to an attorney on xx/xx/xxxx. However, foreclosure was not proceed out due to it was placed on hold. However, BK case was filed on xx/xx/xxxx due to this foreclosure action was not proceed to further step. No further information is available about foreclosure.

Bankruptcy Comments:Borrower “xx” filed Bankruptcy under the chapter xx case#xx date xx/xx/xxxx. Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral $xxx,xxx.xx and the value of collateral that supports this claim is $xxx,xxx.xx therefore; the unsecured portion is $xxx,xxx.xx.
Creditor was filed the POC on xx/xx/xxxx secured claim amount $xxx,xxx.xx, unsecured amount is $x.xx and arrearage is $x,xxx.xx.
 Chapter plan xx was filed xx/xx/xxxx, amended xx chapter plan was entered on xx/xx/xxxx; debtors shall pay the payment as $xxx.xx per month forx months and $xxx.xx per month for xx months. This plan was confirmed yet confirmed on xx/xx/xxxx. BK case was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx. No further information is available about the bankruptcy.
The loan modification agreement was made between “xx" and lender ‘xx,’ (Lender) effective date is xx/xx/xxxx. The first modified payment is still due for the date of xx/xx/xxxx and the new maturity date will be xx/xx/xxxx. The new modified unpaid principal balance is $xxx,xxx.xx and interest bearing amount is $xxx,xxx.xx. The Borrower is making the payment as per the modification terms that are x.xx% and modified P&I $xxx.xx.

The Loan was modified into x steps.
x) Period: xx, Rate: x.xx%, P&I: $xxx.xx, Date: xx/xx/xxxx
x) Period: xx, Rate: x.xx%, P&I: $xxx.xx, Date: xx/xx/xxxx
x) Period: xxx, Rate: x.xx%, P&I: $xxx.xx, Date: xx/xx/xxxx
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Prepayment Penalty Rider	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "Original note is damaged / lost, and lost note affidavit found in the loan file at locator "xx". However a duplicate copy available in loan files."	* DTI > 60% (Lvl 2) "As per final application dated xx/xx/2007, the borrower monthly income is $6,795.00 and monthly expenses are given in the amount of $4,683.60. Hence the DTI ratio became 68.972%, which is greater than 60%."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at FL State. The following state disclosures are missing from the loan files.
?Anti-Coercion Notice
?Title Insurance Disclosure
?Radon Gas Disclosure
?Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "The subject loan has prepayment provision and the Prepayment rider is attached with Note but Prepayment rider is not attached with the recorded copy of Mortgage."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,002.49	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6013968	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	?	???.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	????.??	????.??	?.??%	360	xx	xx	Conventional	ARM	Cash Out	46.465%	46.465%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	24.190%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. The latest assignment is from xx.

Active judgments or liens are as follows:
There are numerous civil judgments against the xx; however, the last four digits of SSN# provided on the copy of judgments does not match with SSN# (‘xx’) of the borrower ‘xx’. Hence, these judgments are not considered.

There are two state tax liens against the ‘'xx’; however, the last four digits of SSN# provided on the copy of judgments does not match with SSN#(‘xx’) of the borrower ‘xx’.

There are four certificates of tax lien (state tax) against the borrower ‘xx’. In the favor of ‘xx’ Tax collector county of Los Angeles for the total amount of $xxx.xx which were recorded on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx respectively. The tax lien document states that these are delinquent unsecured property taxes; however, the property or site address on which these taxes were imposed does not match with the subject property address.

Property Tax Status:

The xst installment of xxxx and xxxx county property taxes have been paid. But, the xnd installment of xxxx/xxxx county property taxes has been due in the amount of $xxx.xx. These taxes will become delinquent after xx/xx/xxxx. No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per the servicing comments, the loan is currently in bankruptcy and the next payment due date is xx/xx/xxxx.
The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB reflected in the amount of $xxx,xxx.xx.

The borrower ‘xx’ had filed bankruptcy under chapter xx with the case#xx on xx/xx/xxxx. The proposed chapter xx plan filed by the debtor on xx/xx/xxxx was confirmed on xx/xx/xxxx. According to the plan, the debtor shall pay $xxx.xx for the first month and then $xxx.xx for xx months.   The creditor had filed POC on xx/xx/xxxx for the secured claim in the amount of  $xxx,xxx.xx and arrearage in the amount of $xx,xxx.xx. The motion to dismiss the case has been filed on xx/xx/xxxx for failure to Make Plan Payments.

The foreclosure has been on hold due to active bankruptcy.

The subject property is located in the xxxx County where the FEMA disaster is declared; however, the comment dated xx/xx/xxxx shows no impact was noted to the subject property due to the disaster.

Update:-

As per the servicing comment dated xx/xx/xxxx, the reason for default is excessive obligations.
As per servicing comments dated xx/xx/xxxx, the foreclosure sale was scheduled for xx/xx/xxxx. As per servicing comment dated xx/xx/xxxx, the foreclosure has been placed on hold as borrower filed for bankruptcy under chapter xx on xx/xx/xxxx. No more evidence is available in the latest xx months servicing comments regarding further foreclosure proceedings.
As per servicing comments dated xx/xx/xxxx, bankruptcy case filed under Chapter xx on xx/xx/xxxx.
As per servicing comment dated xx/xx/xxxx, the subject property has been affected by natural disaster.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower ‘xx’ had filed bankruptcy under chapter xx with the case#xx on xx/xx/xxxx. The proposed chapter xx plan filed by the debtor on xx/xx/xxxx was confirmed on xx/xx/xxxx. According to the plan, the debtor shall pay $xxx.xx for the first month and then $xxx.xx for xx months. The creditor had filed POC on xx/xx/xxxx for the secured claim in the amount of $xxx,xxx.xx and arrearage in the amount of $xx,xxx.xx. The motion to dismiss the case has been filed on xx/xx/xxxx for failure to Make Plan Payments.	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test, and TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA finance charge test and TILA foreclosure rescission finance charge test.
Loan Data: $600,907.25 Comparison Data $798,472.35  Variance -$197,656.10

This loan failed the TILA APR test:
Loan Data: 9.725% Comparison Data 11.736% Variance -2.011%"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86880494	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	xx	?	????.?	??/??/????	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?%	360	xx	xx	VA	Fixed	Purchase	102.150%	102.150%	Unavailable	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of the assignment has been completed.  The latest assignment is from  xx.
There is an HOA/COA lien against property in the favor of xx. in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
The xxxx-xxxx taxes have been paid.  No prior year delinquent taxes have been found.
According to the review of the payment history, the borrower is delinquent for xxx+ days and the next due is on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied on xx/xx/xxxx. The UPB is $xxx,xxx.xx. The P&I is $xxx.xx and PITI is $x,xxx.xx. The borrower has been making his payments as per the xxxx mod terms.
Collections Comments:The loan is currently in the bankruptcy and the next to last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied on xx/xx/xxxx. The loan has been modified once since origination. As per the review of PACER report, the borrower xx had filed bankruptcy under chapter xx with case# xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The foreclosure was initiated and referred to an attorney on xx/xx/xxxx. The complaint file was filed on xx/xx/xxxx. No further details have been found. The reason for default is unemployment/decreased income.
As per the comment dated xx/xx/xxxx, the property is owner-occupied.  No repairs and damages have been found.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/xxxx. The complaint file was filed on xx/xx/xxxx. No further details have been found.
Bankruptcy Comments:
As per the review of PACER report, the borrower xx had filed bankruptcy under chapter xx with case# xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. As per the chapter xx plan, the debtor shall pay to the trustee the sum $xxxx.xx per month for xx months. The POC was filed on xx/xx/xxxx with its amount as $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx.
The loan was modified on xx/xx/xxxx between the borrower xx and lender MERS Nominee for xx. According to the modified terms, the new principal balance is in the amount of $xxx,xxx.xx. The borrower promises to pay P&I of $xxx.xx with the rate of interest x.xxx %, beginning from xx/xx/xxxx. The new maturity date is xx/xx/xxxx. The interest bearing is in the amount of $xxx,xxx.xx. There is no deferred balance. There is no principal forgiven amount.	Affiliated Business Disclosure Credit Application Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan Origination Fee Test: FAIL $1,608.32 $1,583.32 +$25.00.
This loan failed the loan origination fee test. (VA Pamphlet 26-7, Chapter 8.02)
The loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds 1% of the loan amount, or 1% of the unpaid principal balance if the loan is an Interest Rate Reduction Refinance Loan (IRRRL).
In addition to certain itemized fees and charges designated by VA guidelines, the lender may charge the veteran a flat charge not to exceed 1%. The lender's maximum allowable flat charge of 1% is intended to cover all of the lender's costs and services which are not reimbursable as "itemized fees and charges."
The seller, lender, or any other party may pay fees and charges, including discount points, on behalf of the borrower. VA regulations limit charges "made against or paid by" the borrower. They do not limit the payment of fees and charges by other parties."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial Good Faith Estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial Truth in Lending is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following required state disclosures are missing from the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28247610	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	????.??	????.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	75.000%	86.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	36.023%	First	Final policy	Not Applicable	xxxxx	xx/xx/xxxx	xxxxxx.xx	xxxx.xx	x.xxx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	The review of the pro-title report dated on xx.
The chain of the assignment has been completed. The latest assignment is from xx.
There is junior mortgage in the amount of $xx,xxx in favor of First Horizon Home Loan Corporation which was recorded on xx/xx/xxxx.
 There is one State Tax lien against the name of borrower xx in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xx. The related document does not reflect the SSN/DOB of the borrower, hence unable to verify the lien against the subject borrower.
There is junior judgment against the name of borrower xx in the amount of $xxxx.xx which was recorded on xx/xx/xxxx in favor of xx
The annual combined taxes for xxxx have been paid total in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. The borrower has been making the payments as per the modification agreement made on xx/xx/xxxx.	Collections Comments:According to the latest servicing comments the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. The borrower has been making the payments as per the modification agreement made on xx/xx/xxxx.
The latest loan modification agreement was made on an effective date of xx/xx/xxxx between “xx” (borrower) and “xx” (Lender).
The borrower had given promise to pay the UPB of $xxx,xxx.xx. According to the mod the borrower has promised to pay the interest rate of x.xxx % and P&I $x,xxx.xx with Fixed amortized type and the first payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.
The borrower had also given the promise to pay the deferred balance in the amount of $x,xxx.xx on the maturity date. The UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.

According to collection comments the bankruptcy and foreclosure activity has not been found.
As per the latest BPO report dated xx/xx/xxxx and located at "xx" the property is occupied by the owner and no damage pertaining to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Since origination the loan was modified x times. First mod was made on xx/xx/xxxx, located at “xx”and the second mod was made on xx/x/xxxxwhich is located at “xx”.
The latest loan modification agreement was made on an effective date of xx/xx/xxxx between “xx” (borrower) and “xx” (Lender).
The borrower had given promise to pay the UPB of $xxx,xxx.xx. According to the mod the borrower has promised to pay the interest rate of x.xxx % and P&I $x,xxx.xx with Fixed amortized type and the first payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.
The borrower had also given the promise to pay the deferred balance in the amount of $x,xxx.xx on the maturity date. The UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MD state and the required State disclosures are missing from the loan file as follow.
Affidavit of Consideration
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63407244	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Second	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	????.?	????.??	?%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxxx.xx	x.xxx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	As per the pro-title dated on xx/xx/xxxx, the subject mortgage was originated on xx. The chain of the assignment has been completed. Currently, the assignment is from xx which was recorded on xx/xx/xxxx. There is an active mortgage prior to the subject Mortgage in the favor of xx which was recorded on xx/xx/xxxx for the amount of $xxx,xxx. There is junior judgment against the borrower xx in the favor of xx. in the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx. The xxxx combined xst installment taxes have been paid on xx/xx/xxxx in the amount of $x,xxx.xx. The xnd installment combined taxes of xxxx are due for the amount of $x,xxx.xx which was due on xx/xx/xxxx. No, any prior year delinquent taxes have been found.	As per the payment history as of xx/xx/xxxx, the borrower is currently delinquent from x months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $x,xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx. However, the borrower has been making payments as per the modification agreement which was made on xx/xx/xxxx.	Collections Comments:As per the servicing comment as of dated xx/xx/xxxx, the loan is active in the collection and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $x,xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx. However, the borrower has been making payments as per the modification agreement which was made on xx/xx/xxxx between the borrower xx and the lender xx. As per the modified terms, the interest bearing amount is $xxx,xxx.xx and deferred amount is $xxx,xxx.xx. However, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay in x steps. The borrower has pay for the first step in the amount of $x,xxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx till xx/xx/xxxx. The maturity date is xx/xx/xxxx. The reason for default is unable to be determined. The foreclosure activity has not been found. The borrower did not file bankruptcy. As per the latest BPO report dated xx/xx/xxxx, the subject property is owner occupied with average condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified once since origination. The borrower has been making payment as per the modification agreement which was made on xx/xx/xxxx between the borrower xx and the lender xx. As per the modified terms, the interest bearing amount is $xxx,xxx.xx and deferred amount is $xxx,xxx.xx. However, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay in x steps. The borrower has pay for the first step in the amount of $x,xxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx till xx/xx/xxxx. The maturity date is xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with itemization and estimated HUD-1 are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL  is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NY state. The following state disclosures is missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Part 80 Disclosure
Alternative Mortgage Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
New York Real Property Escrow Account Disclosure
Subprime Home Loan Counseling Disclosure
Subprime Home Loan Tax and Insurance Payment Disclosure
Subprime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the available loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27183404	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	?	???.??	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.?	??.?%	360	xx	xx	Conventional	Fixed	Refinance	83.361%	83.361%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	The updated title report dated xx/xx/xxxx shows that the subject mortgage was dated xx.
The chain of assignment is incomplete as there is break in assignment from xx.
No active judgments or liens have been found.
xxxx combined annual taxes have been paid in the total amount $xxx.xx.
xxxx combined annual taxes have been paid in the total amount $xxx.xx.
xxxx combined annual taxes have been paid in the total amount $xxx.xx.	The Payment History dated as of xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for xx months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The Payment History dated as of xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for xx months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.
According to the PACER, the xx (borrower) had filed for bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. Schedule D in voluntary petition dated xx/xx/xxxx states, the amount of claim without deducting value of collateral was $xx,xxx.xx and value of collateral that support for this claim was $xx,xxx.xx. However, unsecured portion remained as $x,xxx.xx. POC was filed by xx on xx/xx/xxxx, in the secured claim amount $xx,xxx.xx and an arrearage in the amount of $x,xxx.xx. Chapter xx plan was filed on xx/xx/xxxx. Amended chapter xx plan was filed on xx/xx/xxxx, which states that arrearage was included in the plan with the amount $x,xxx.xx and regular mortgage payment will pay directly to creditor. This amended plan was confirmed on xx/xx/xxxx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure was referred to attorney, which was completed on xx/xx/xxxx. Foreclosure sale was scheduled for xx/xx/xxxx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case #xx on date xx/xx/xxxx. Currently, loan is in active bankruptcy.
Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure was referred to attorney, which was completed on xx/xx/xxxx. Foreclosure sale was scheduled for xx/xx/xxxx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case #xx on date xx/xx/xxxx. Currently, loan is in active bankruptcy.
According to collection comment, no damages or repairs have been found.
According latest exterior inspection report dated xx/xx/xxxx, the subject property was occupancy unknown and the property was in fair condition. No damages and estimated repairs have been noted.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure was referred to attorney, which was completed on xx/xx/xxxx. Foreclosure sale was scheduled for xx/xx/xxxx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case #xx on date xx/xx/xxxx. Currently, loan is in active bankruptcy.
Bankruptcy Comments:According to the PACER, the Sue Cook Long (borrower) had filed for bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. Schedule D in voluntary petition dated xx/xx/xxxx states, the amount of claim without deducting value of collateral was $xx,xxx.xx and value of collateral that support for this claim was $xx,xxx.xx. However, unsecured portion remained as $x,xxx.xx. POC was filed by xx on xx/xx/xxxx, in the secured claim amount $xx,xxx.xx and an arrearage in the amount of $x,xxx.xx. Chapter xx plan was filed on xx/xx/xxxx. Amended chapter xx plan was filed on xx/xx/xxxx, which states that arrearage was included in the plan with the amount $x,xxx.xx and regular mortgage payment will pay directly to creditor. This amended plan was confirmed on xx/xx/xxxx.	The loan modification agreement was made between xx(borrowers) and xx on xx/xx/xxxx with the new modified unpaid principal balance $xx,xxx.xx. From unpaid principal balance the amount of principal balance $x,xxx.xx had permanently forgiven. The interest bearing amount was $xx,xxx.xx with step rate starting interest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx. The step rate was in x steps ending at rate x.xxx% and P&I will be $xxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8426018	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	?	????.??	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	48.459%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated onxx.

No single assignment of mortgage is available in the updated title report.

No active judgments/liens are available in the updated title report against the borrower/subject property.

xxxx year annual combined taxes of $x,xxx.xx were paid in full on xx/xx/xxxx.
No prior year delinquent taxes found in the updated title report.
Review of the updated payment history as of xx/xx/xxxx shows that the loan is in delinquency for +xx days and the next due date for the payment is xx/xx/xxxx. The borrower hasn't made any single regular payment so far since origination the loan. The UPB has been mentioned in the updated payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in delinquency for +xx days and the next due date for the payment is xx/xx/xxxx. The borrower hasn't made any single regular payment so far since origination the loan. The UPB has been mentioned in the updated payment history is in the amount of $xxx,xxx.xx.

The servicing comment dated xx/xx/xxxx states that the subject property was effected by hurricane. Hurricane Florence is impacted the borrower's account. The property was damaged but FEMA denied the damages as the damages are outside the flooding.
The comment dated xx/xx/xxxx states that VA trial plan was approved and the terms are as follows from xx/xx/xxxx to xx/xx/xxxx in the amount of $x,xxx.xx for x months. The latest comment on xx/xx/xxxx states that the borrower said to the servicer that she would review the documents and call back. No more evidences are available in the latest comments regarding the FB plan.
Borrower was offered Disaster Forbearance plan for x months which was begun from xx/xx/xxxx to xx/xx/xxxx with the total payment of $x,xxx.xx. Borrower signed the Forbearance agreement on xx/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from the loan file as the loan is VA."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE risk indicator is "Elevated" as the subject loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.459% as the Borrower income was $3,343.00 and total expenses are in the amount of $1,619.97 per AUS (Locator#xx) and the loan was underwritten by AUS & it's recommendation is "Approve/Eligible."
Qualified Mortgage DTI Threshold Finding: YES    Charged: 48.459%    Allowed: 43.000%    Over By: +5.459%
																																																																																								The tape data shows, property was impacted by hurricane in Sept 2018 and as borrower was eligible for loan forbearance program. The borrower initially selected a 90-day forbearance (no payment in Oct-Dec). He has now elected to go on a payment program that will have hit caught up in April. While the loan has been insured by VA, it is not eligible for inclusion into a Ginnie Mae pool in its current forbearance status."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88310795	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	360	xx	xx	FHA	Fixed	Purchase	94.198%	94.198%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	55.016%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as of xx/xx/xxxx shows that the subject mortgage is in first lien position. The subject mortgage was originated on xx.

No single assignment of mortgage is available in the updated title report.

Active junior or senior judgments/liens/mortgages:

x. There is an active junior/piggy back mortgage available in the updated title report in the amount of $x,xxx.xx in favor of xx.

The annual combined taxes of xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes are found in the updated title report.
Review of the updated payment history as of xx/xx/xxxx shows that the loan is performing well currently and the next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB has been mentioned in the updated payment history in the amount of $xxx,xxx.xx. The borrower has been making regular payments currently according to the original Note terms.	Collections Comments:The loan is performing well currently and the next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB has been mentioned in the updated payment history in the amount of $xxx,xxx.xx. The borrower has been making regular payments currently according to the original Note terms.
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings and Bankruptcy filings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "1. Missing valid COC for a fee increase on LE dated xx/xx/2017. LE dated xx/xx/2017 reflects a Points - Loan Discount Fee of $0.00, however, LE dated xx/xx/2017 reflects the Points - Loan Discount Fee $1,261.00. This is a fee increase of $1,261.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

2. TRID fee violation for $138.05 due to total fees increase which greater than a 10% increase in “creditor's provider fees” in Section B for a Notary Fee ($155.00 ); Abstract/Title Search Fee of $35.00; Title Tax Cert Fee of $31.00 and Title Document Preparation Fee ($250.00)  Valid COC required to clear violation."
* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from the loan file as the loan is FHA."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.117%) is exceeded APOR (5.160%) by 0.957%. The APR threshold is 5.160% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL   Charged: 6.117%        Allowed: 5.160%     Over by: +0.957%"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The subject loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.976% as the Borrower income was $3,084.45 and total expenses are in the amount of $1,697.17 per AUS (Locator:DU Underwriting: Locator#xx) and the loan was underwritten by AUS & AUS recommendation is "Approve/Eligible." That means this loan is eligible for delivery to Fannie Mae and qualifies as Safe Harbor."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 6.117% Allowed: 5.510% Over by: +0.607%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14077771	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	????.??	????	?.??%	360	xx	xx	Conventional	ARM	Purchase	80.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xxxxx	xx/xx/xxxx	xxxxxx	xxxxx.xx	x.x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the subject mortgage is with xx. There are x active UCC liens which were recorded on xx/xx/xxxx & xx/xx/xxxx in favor of xx. Second installment of xxxx-xxxx county taxes is due in the amount of $x,xxx.xx. No prior year delinquent taxes have been found pending.	Review of payment history shows that the borrower is not making the payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx/xx/xxxx and that payment was applied for the due date of xx/xx/xxxx with the amount of $x,xxx.xx and interest rate of x.xxx%. The next due date is xx/xx/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. The borrower has been making the payments as per the loan modification.	Collections Comments:The loan is in collections. The borrower is not making the payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx/xx/xxxx and that payment was applied for the due date of xx/xx/xxxx with the amount of $x,xxx.xx and interest rate of x.xxx%. The next due date is xx/xx/xxxx. The borrower has been making the payments as per the loan modification. The loan was modified on xx/xx/xxxx with new modified principal balance of $xxx,xxx.xx with deferred amount of $xx,xxx.xx. The first modified payment is still due for x/x/xxxxand the new maturity date will be xx/xx/xxxx. The debtor xx had filed the bankruptcy under chapter xx with case#xx on xx/xx/xxxx. As per third modified chapter xx plan dated xx/xx/xxxx, the debtor shall pay a sum of $xxxx.xx to the trustee from his/her future earnings for xx months. The plan was confirmed on xx/xx/xxxx. The debtor was dismissed on xx/xx/xxxx. The bankruptcy was terminated on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with POC amount of $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx. As per comment dated xx/xx/xxxx, the reason for default is borrower’s illness. The borrower had a stroke due to which she is in rehab. The borrower is expecting disability income that she will use to start the making payments. As per comments, the subject property is owner-occupied with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter xx with case#xx on xx/xx/xxxx. As per third modified chapter xx plan dated xx/xx/xxxx, the debtor shall pay a sum of $xxxx.xx to the trustee from his/her future earnings for xx months. The plan was confirmed on xx/xx/xxxx. The debtor was dismissed on xx/xx/xxxx. The bankruptcy was terminated on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with POC amount of $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx.	The loan modification agreement was made between borrower xx and xx xx/xx/xxxx. The first modified payment is still due for x/x/xxxxand the new maturity date will be xx/xx/xxxx. The new Modified Unpaid Principal Balance is $xxx,xxx.xx where differed balance $xx,xxx.xx and reduction in principle xx,xxx.xx.The modification rate would be x.xxx% and modified P&I is $x,xxx.xx.	Affiliated Business Disclosure Credit Application HUD-x Closing Statement Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is available in the loan file located at (Hill-Avery - HUD 1).There is a fee of $149.95 mentioned on the HUD-1 and it was expected to be mentioned on the addendum to HUD-1 (3rd page). However, the addendum (3rd page) is missing from the available copy of HUD-1.""
* Not all borrowers signed HUD (Lvl 3) "Unexecuted copy of Final HUD-1 is available in the loan file. The same HUD-1 is considered to test the CE report."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana , LA state required disclosure all are missing from the loan file.
1) Impound Account Disclosure
2) Cosigner Notice
3 ) Private Mortgage Insurance Disclosure
4) Hazard Insurance Disclosure
5) Insurer Recommendation Disclosure
6) Anti-Tying Disclosure
7) Privacy Notice
8) Notice of Right to Copy of Appraisal
9) Application for Credit-Married Persons
10) Fair Debt Collection Notice
11) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per Final HUD-1, settlement date is xx/xx/2007 however, note date is xx/xx/2006."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39168964	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	????.??	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	40.385%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx	Not Applicable	x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	The Updated title report dated xx/xx/xxxx shows the mortgage was originated on xx.
The chain of the assignment has been completed. The current assignment is with xx.
There is a junior mortgage has been found in the amount of $xx,xxx in favor of xx. It was originated on xx/xx/xxxx and recorded on xx/xx/xxxx.
The civil judgment of amount $x has been found in favor of xx. It was recorded on xx/xx/xxxx.
The annual installments of county taxes for the year of xxxx-xxxx are delinquent in the amount of $xxxx.xx for the due date of xx/xx/xxxx, whose good through date is xx/xx/xxxx.
The annual installments county taxes for the year of xxxx-xxxx are due in the amount of $xx.xx and the annual installment county taxes for the year of xxxx-xxxx have been paid in the amount of $xx.xx.
The current ownership is vested in the name of xx

The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x%. Currently, the borrower has been making the payments as per modification, which was made on xx/xx/xxxx.
Collections Comments:The review of comment history shows that the loan is in active bankruptcy.
The borrower is current with the loan and the next due date is for xx/xx/xxxx.
The foreclosure process was initiated and it was referred to an attorney on xx/xx/xxxx. The sale was scheduled on xx/xx/xxxx. The foreclosure process was kept on hold because the borrower had filed the bankruptcy on xx/xx/xxxxxx had filed the bankruptcy under chapter xx with the Case #xx, dated xx/xx/xxxx.
The POC was filed on xx/xx/xxxx, the amount of claim is $xxx,xxx.xx and amount of arrearage is $x, under chapter xx, the debtor shall pay to the trustee in the amount of $xxx for xx months. The motion for relief was filed on xx/xx/xxxx. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $xxx,xxx.xx and the value of property is $xxx,xxx.
There is no any evidence of cram down.
The last payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x%. Currently, the borrower has been making the payments as per modification, which was made on xx/xx/xxxx.
As per the modified terms, the new unpaid principle balance is $xxx,xxx out of which, the borrower promises to pay the interest bearing amount of $xxx,xxx at the interest rate of x% with the modified P&I of $x,xxx.xx.
The first payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
There is no deferred balance has been stated.
The property has been occupied by the owner himself.

Update: According to servicing comments dated xx/xx/xxxx, the subject property has damages such as roof damage. The subject property is in Maryland. As per collection comment dated xx/xx/xxxx, the FEMA disaster was declared. As per servicing comment dated xx/xx/xxxx, the borrower has filed a claim for roof damage due to windstorm. The borrower filed insurance claim for loss amount $x,xxx.xx. As per comment dated xx/xx/xxxx, the loss draft check was received in the amount of $xxxx.xx. There is no evidence to confirm the current status of repairs in the latest xx months of collection comments.
Foreclosure Comments:The foreclosure process was initiated and it was referred to an attorney on xx/xx/xxxx. The sale was scheduled on xx/xx/xxxx. The foreclosure process was kept on hold because the borrower had filed the bankruptcy on xx/xx/xxxx.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with the Case #xx, dated xx/xx/xxxx.
The POC was filed on xx/xx/xxxx, the amount of claim is $xxx,xxx.xx and amount of arrearage is $x, under chapter xx, the debtor shall pay to the trustee in the amount of $xxx for xx months. The motion for relief was filed on xx/xx/xxxx. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $xxx,xxx.xx and the value of property is $xxx,xxx.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/xxxx, between the (borrower)xx and the (lender) xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is $xxx,xxx out of which, the borrower promises to pay the interest bearing amount of $xxx,xxx at the interest rate of x% with the modified P&I of $x,xxx.xx.
The first payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
There is no deferred balance has been stated.

Good Faith Estimate Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "The final GFE is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5.Balloon Payment
6.No Escrow Account
7.Mandatory Binding Arbitration Disclosures
																																																																																								8.Home Buyer Education and Counseling Disclosure"		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61323797	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Other	????.??	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	????.?	?.???%	360	xx	xx	FHA	Fixed	Purchase	99.216%	99.216%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	38.003%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignments has been completed. The latest assignment is from xx which was recorded on xx/xx/xxxx.
There is a junior mortgage in the favor of xx. in the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx.
There is a water sewer lien in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
There is code enforcement lien in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
There is a junior civil judgment in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
There is a junior civil judgment in the favor of xx in the amount of $xxx.xx which was recorded on xx/xx/xxxx.
There is a junior civil judgment active in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
The annual county taxes for the year of xxxx-xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.
The annual county taxes for the year of xxxx-xxxx are delinquent in the amount of $ x,xxx.xx which were due on xx/xx/xxxx for the good through date of xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx with an interest rate of x.xx %. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The borrower has been making payments as per the modification agreement.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is xx/xx/xxxx. The borrower xx had filed the bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx and the plan is not confirmed yet. The POC has not been filed. According to the amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xxxx.xx for xx months and then $xxx.xx from xx to xx months. The debtor was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx. The schedule-D in Voluntary petition shows that $xx,xxx.xx as unsecured portion out of claim amount of $xxx,xxx.xx. No comment indicating a cram down has been found. The date of the last filing the bankruptcy was xx/xx/xxxx. According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx with an interest rate of x.xx %. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The borrower has been making payments as per the modification agreement. The loan modification agreement was made on xx/xx/xxxx between the (borrower) xx and (lender) xx. The loan has been modified thrice since origination. No damage and repairs have been found. The reason for default has not been found. No information pertaining to foreclosure has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower Pearly Mae Whisby had filed the bankruptcy under chapter-xx with the case# xx-xxxxx on xx/xx/xxxx and the plan is not confirmed yet. The POC has not been filed. According to the amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xxxx.xx for xx months and then $xxx.xx from xx to xx months. The debtor was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx. The schedule-D in Voluntary petition shows that $xx,xxx.xx as unsecured portion out of claim amount of $xxx,xxx.xx. No comment indicating a cram down has been found. The date of the last filing the bankruptcy was xx/xx/xxxx.	The loan modification agreement was made on xx/xx/xxxx between the (borrower) xx and (lender) xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with an interest rate of x.xx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. The maturity date is xx/xx/xxxx. The deferred balance is in the amount of $xx,xxx.xx. The loan has been modified thrice since origination.	Affiliated Business Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $327,186.52. The disclosed finance charge of $321,621.04 is not considered accurate because it is understated by more than $100.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.203%. The disclosed APR of 6.974% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing from the loan file.
1.Anti-Coercion Notice.
2.Title Insurance Disclosure.
3.Radon Gas Disclosure.
4.Insurance Sales Disclosure."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28115137	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	??.??%	360	xx	xx	Conventional	ARM	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx	xxxxx.xx	x.x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chai of assignment has been completed. No active judgments or liens have been found. Second installment of xxxx combined taxes is due in the amount of $xxxx.xx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment was applied for due date xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The borrower has been making payments as per the modification agreement.	Collections Comments:The loan is performing. The borrower is making the payments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx and that was applied for the due date of xx/xx/xxxx. The next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The borrower has been making payments as per the modification agreement. The loan was modified on xx/xx/xxxx with new modified principal amount of$xxx,xxx.xx with interest rate of x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. The maturity date as per modification is xx/xx/xxxx. No evidence of bankruptcy has been found. The foreclosure is currently on hold. As per available documents, the foreclosure was initiated on loan. The complaint was filed on xx/xx/xxxx. The motion for judgment was filed on xx/xx/xxxx and the foreclosure judgment was entered on xx/xx/xxxx. No further details have been found. No comments have been found regarding the occupancy & condition of subject property.
Foreclosure Comments:The foreclosure is currently on hold. As per available documents, the foreclosure was initiated on loan. The complaint was filed on xx/xx/xxxx. The motion for judgment was filed on xx/xx/xxxx and the foreclosure judgment was entered on xx/xx/xxxx. No further details have been found.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/xxxx between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate of x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. The maturity date as per modification is xx/xx/xxxx. The interest-bearing amount is $xxx,xxx.xx and the deferred balance is $xx,xxx.xx which is eligible for forgiveness over x years. This loan was modified twice. The prior modification was made on xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending Disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Massachusetts state. The following state disclosures are missing from the loan file:

1.Lead-Based Paint Disclosure
2.Mortgage Loan Application Disclosure
3.Carbon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Notice of the Specific Reason for Denial of Credit
6.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54607106	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Washington D.C.	xx	xx	No	No	Not Applicable	Other	xx	?	????.??	??/??/????	xx	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.?	?.?%	360	xx	xx	Conventional	ARM	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	13.785%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As of xx/xx/xxxx shows subject mortgage was originated on xx.
Chain of assignment is complete as current assignee is with xx.
Liens are as follows:
There are x active HOA judgments with xx for $x,xxx.xx and $x,xxx.xx which was recorded on different dates.
Annual combined taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found.
Review of the payment history provided from xx/xx/xxxx to xx/xx/xxxx reveals that borrower has not been delinquent. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:As per the collection comment and the updated title report, foreclosure process was initiated in the loan with the case#xx .
It was referred to the attorney on xx/xx/xxxx.
Comment shows that the complaint was filed on xx/xx/xxxx.
No further information is available to understand the current status of foreclosure process.
Borrower wants to keep the property. Therefore, he is looking for an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:As per the collection comment and the updated title report, foreclosure process was initiated in the loan with the case#xx .
It was referred to the attorney on xx/xx/xxxx.
Comment shows that the complaint was filed on xx/xx/xxxx.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file.
DC Insurance Notice
Domestic Partner Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75428374	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	Yes	Yes	Not Applicable	First	????.??	????.??	??/??/????	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	Fixed	Cash Out	64.479%	64.479%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	The updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently; the mortgage is with xx.
There is a junior mortgage open against the property in favor of xx in the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx.
No active judgments or liens have been found.

Tax Status:
Annual county and town taxes of xxxx are delinquent in the total amount of $x,xxx.xx which were good through on xx/xx/xxxx.
Annual county and town taxes of xxxx are delinquent in the total amount of $x,xxx.xx which were good through on xx/xx/xxxx.	The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection.
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx.  Foreclosure complaint was filed on xx/xx/xxxx with case # xx. According collection comment dated sale was scheduled on xx/xx/xxxx. But sale was canceled due to loan modification. The loan was modified with effective date of xx/xx/xxxx. Currently, borrower is making payment as per this modification agreement.
There is no bankruptcy filing found by borrower.
According to collection comment, no damages or repairs have been found.
Latest BPO report is not available in the loan file.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx.  Foreclosure complaint was filed on xx/xx/xxxx with case # xx. According collection comment dated sale was scheduled on xx/xx/xxxx. But sale was canceled due to loan modification. The loan was modified with effective date of xx/xx/xxxx. Currently, borrower is making payment as per this modification agreement.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between xx and xx on xx/xx/xxxx with the new modified unpaid principal balance is $xxx,xxx.xx. The interest bearing amount was $xxx,xxx.xx with interest rate x.xx% and the modified P&I was $x,xxx.xx. The first modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is Moderate due to loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. Loan data is 0.000%, comparison data is 8.697% and variance is -8.697%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85548240	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	?	???.??	??/??/????	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	360	xx	xx	FHA	Fixed	Purchase	99.216%	99.216%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	36.014%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
Chain of assignment has been completed. Currently, the assignment is from xx.
Opportunities xx.
There are no active liens and judgments against borrower and subject property.
Annual combined taxes have been paid in amount of $xxx.xx.
Annual combined taxes have been due in the amount of $xxx.xx having due date xx/xx/xxxx.
No delinquent taxes have been found.
According to payment history, the borrower is not delinquent and the next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx which was applied on xx/xx/xxxx. As per payment history report, the new UPB is $xxx,xxx.xx. Currently the payment was done as per the modification agreement (xx).	Collections Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on xx/xx/xxxx.
Comment dated on xx/xx/xxxx shows that the foreclosure sale was scheduled on xx/xx/xxxx
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.
Borrower wants to keep the property. Therefore, he is looking for an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
According to payment history, the borrower is not delinquent and the next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx which was applied on xx/xx/xxxx. As per payment history report, the new UPB is $xxx,xxx.xx. Currently the payment was done as per the modification agreement (xx).

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on xx/xx/xxxx.
Comment dated on xx/xx/xxxx shows that the foreclosure sale was scheduled on xx/xx/xxxx
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:Not Applicable	According to modification agreement, the loan was modified on xx/xx/xxxx between the borrower and lender. The new principal balance is $xxx,xxx.xx. Borrower promises to pay P&I $xxx.xx with interest rate x.xx % beginning from xx/xx/xxxx. The maturity date as per modification is xx/xx/xxxx. The loan was modified two times since origination. Currently the payment was done as per the modification agreement (Located- xx).	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file
Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55101209	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	????.??	?	??/??/????	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	????.??	?.?%	360	xx	xx	FHA	Fixed	Refinance	94.817%	94.817%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	76.784%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx	xxxxx.xx	x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
The chain of assignment has been completed. Currently, the assignment is from xx which was recorded on xx/xx/xxxx.
There are two junior civil judgments against the borrower in the favor of xx. which was recorded on xx/xx/xxxx and xx/xx/xxxx.
First and second installments of county taxes of xxxx-xxxx have been paid in the amount of $xxxx.xx and $xxxx.xx.
First and second installments of county taxes of xxxx-xxxx have been paid in the amount of $xxxx.xx and $xxxx.xx.
First installment county taxes of xxxx-xx have been delinquent in the amount of $x,xxx.xx which was good through date is xx/xx/xxxx.
Second installment county taxes of xxxx-xx have been delinquent in the amount of $x,xxx.xx which was good through date is xx/xx/xxxx.
According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xx%. The new UPB is reflected in the amount of $xxx,xxx.xx. The borrower has been making payments as per the modification agreement which was made on xx/xx/xxxx.	Collections Comments:As per the servicing comment as of xx/xx/xxxx, the loan is currently performing and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xx%. The new UPB is reflected in the amount of $xxx,xxx.xx. The borrower has been making payments as per the modification agreement which was made on xx/xx/xxxx.
The foreclosure was initiated in xxxx. The file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx.The foreclosure sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold due to loss mitigation.
The borrower xx had filed bankruptcy under chapter x with the case#xx on xx/xx/xxxx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx. Therefore, the unsecured portion is $xx,xxx. The debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.
According to BPO report (xx) dated xx/xx/xxxx, the subject property needs to be repairs. The amount is not mentioned in the available inspection report. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim.
The subject property occupancy is unable to be determined in the latest servicing comments.

Foreclosure Comments:The foreclosure was initiated in xxxx. The file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx.The foreclosure sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold due to loss mitigation.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter x with the case#xx on xx/xx/xxxx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx. Therefore, the unsecured portion is $xx,xxx. The debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	The loan was modified twice since origination. The borrower has been making payments as per the modification agreement which was made on xx/xx/xxxx between the borrower xx and lender “xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The deferred amount is $xx,xxx.xx and interest bearing amount is $xxx,xxx.xx. The borrower has promised to pay for the amount of $xxxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx till maturity date xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	xx	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per the final application, the total monthly expenses are $3588.51 and total monthly income is $4,673.52. However, the DTI exceeds 76.784%."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is a FHA loan. However, the MI certificate is required but missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5.Balloon Payment
6.No Escrow Account
7.Mandatory Binding Arbitration Disclosures
8.Home Buyer Education and Counseling Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90304071	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	??.??%	240	xx	xx	Conventional	Fixed	Cash Out	87.995%	87.995%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx	xxxxx.xx	x.xx%	xxxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment has been completed. No active judgments or liens have been found pending. Fourth installment of xxxx-xxxx is due in the amount of $xxx.xx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is making the payments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx and that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. As per payment history, the current UPB is $xxx,xxx.xx.	Collections Comments:The loan is performing. The borrower is making the payments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx and that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. Loan Modification agreement was made between borrower xx with xx on effective date of xx/xx/xxxx. The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xx% with P&I of $xxxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. The borrower had also given the promise to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date on xx/xx/xxxx. No evidence of foreclosure and bankruptcy has been found. As per comment, the borrower intends to keep the subject property. No evidence regarding occupancy & condition of subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx with xx on effective date of xx/xx/xxxx. The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xx% with P&I of $xxxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. The borrower had also given the promise to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date on xx/xx/xxxx.	Credit Application Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is being failed for TILA Foreclosure Rescission Finance Charge Test.

TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is$283,323.63 and comparison data is $283,359.26. Hence, the variance is -$35.63."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $283,359.26. The disclosed finance charge of $283,323.63 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37565687	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?%	60	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.x%	xxxx.x	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is with xx.
There is one junior mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with lender xx.
County taxes for the year of xxxx & xxxx have been paid in the amount of $x,xxx.xx.No prior delinquency has been found.
According to the review of payment history as of xx/xx/xxxx, the borrower is current with the payments.
The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.
The P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The UPB reflected in the amount of $xxx,xxx.xx.
The borrower has been making the payments as per the modification made on xx/xx/xxxx.

Collections Comments:According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan.
As per servicing comments dated xx/xx/xxxx, the foreclosure is scheduled for the date xx/xx/xxxx. However, no further comments regarding the foreclosure have been found.
No comment has been found regarding the bankruptcy.
According to the review of payment history as of xx/xx/xxxx, the borrower is current with the payments.
The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.
The P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The UPB reflected in the amount of $xxx,xxx.xx.
The borrower has been making the payments as per the modification made on xx/xx/xxxx.

The loan has been modified since the origination. The loan modification agreement was made between Lender xx and the borrower xx on xx/xx/xxxx. The new principal balance is $xxx,xxx.xx.The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxxx.xx.
The payment is beginning on xx/xx/xxxx and the maturity date is xx/xx/xxxx. The modification does not contain balloon payments. Reason for Modification is Financial Hardship.

The occupancy is unable to be determined as per servicing comments. No comments have been found regarding the damage or repair.

Foreclosure Comments:As per servicing comments dated xx/xx/xxxx the foreclosure is scheduled for the date xx/xx/xxxx.However no further comments regarding the foreclosure has been found.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between Lender xx and the borrower xx on xx/xx/xxxx. The new principal balance is $xxx,xxx.xx.The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxxx.xx.
The payment is beginning on xx/xx/xxxx and the maturity date is xx/xx/xxxx. The modification does not contain balloon payments. Reason for Modification is Financial Hardship.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Mortgage Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "final HUD-1 along with estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003/Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Mortgage missing / unexecuted (Lvl 2)     "The subject mortgage originated on xx/xx/2002 with the loan amount as $255,000.00 ,however the mortgage recorded on xx/xx/2002 showing the incorrect loan amount as $1,255,000.00."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62312001	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	Other	?	????.??	??/??/????	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	???.??	Not Applicable	?.???%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage is with xx, as owner trustee of the xx which was recorded on xx/xx/xxxx.
There are three certificates of sale for unpaid municipal liens in the favor of xx which were recorded on xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx for the amount of $xxx.xx, $xxx.xx & $xxx.xx respectively.
There is a civil Judgment in the favor of xx in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
Property Tax Status;
x) xst installment county taxes for the year of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
x) xnd installment county taxes for the year of xxxx are due for the amount of $x,xxx.xx till the due date of xx/xx/xxxx.	The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. As per payment history, the current P&I is $xxx.xx, current PITI is $xxxx.xx. The current unpaid principal balance is being reflected in the amount of $xxxxx.xx. The borrower has been making the payments as per the modification agreement.	Collections Comments:The review of the collection comment shows that the loan is being performed and the next due date for the payment is xx/xx/xxxx. The loan modification agreement was made between the borrower xx and the lender xx on xx/xx/xxxx. The loan has been modified once since origination. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. As per payment history, the current P&I is $xxx.xx, current PITI is $xxxx.xx. The current unpaid principal balance is being reflected in the amount of $xxxxx.xx. The borrower has been making the payments as per the modification agreement. No information pertaining to bankruptcy has been found. The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. No further details have been found regarding the foreclosure. The reason for the default was an excessive obligation. No damage and repairs have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. No further details have been found regarding the foreclosure.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx and the lender xx on xx/xx/xxxx. The modified principal balance is $xxxxxx.xx with a P&I in the amount of $xxx.xx and interest rate of x% beginning from xx/xx/xxxx for xx months with a maturity date of xx/xx/xxxx.$xx,xxx.xx of the new principal balance is deferred which shall be payable at the maturity as a balloon payment. The modification has five steps. The loan has been modified once since origination.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the xx License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the xxLicense prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)discount points which may be labeled as an origination fee."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of New Jersey. The following state disclosures are missing from the loan file.
1. NJ Application Disclosure.
2. Delivery Fee Authorization.
3. NJ Attorney Disclosure.
4. Unacceptability of Insurance Notice.
5. Attorney Disclosure II.
6. Tax Bill Information.
7. Private Well Testing.
8. Lock-In Agreement.
9. Commitment Disclosures.
10. Choice of Insurer Disclosure.
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined since the supporting documents are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49618820	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	360	xx	xx	Conventional	ARM	Refinance	100.000%	100.000%	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	Updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed.
There is one state tax lien in the amount of $xxx.xx which was recorded on xx/xx/xxxx and filed by xx.
County taxes have been paid in the total amount of $xxxx.xx for the year xxxx-xxxx.
No delinquent taxes have been located.
According to the payment history which is starting from xx/xx/xxxx to xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. P&I received in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The borrower has been making payments as per the modification agreement.	Collections Comments:Borrower wants to keep the property. Therefore, he is looking for an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
 According to the payment history which is starting from xx/xx/xxxx to xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. P&I received in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The borrower has been making payments as per the modification agreement.
No information is available to understand the current status of foreclosure process.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/xxxx between the borrowers and lender. New modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. The maturity date as per modification is xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Missing Required Disclosures
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also, there is no estimated HUD-1 or itemization available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is 90.00% which is greater than 80.000% hence MI certificate is required; however, it is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provides is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file:
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96912015	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	40.887%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as of xx/xx/xxxx shows that the subject mortgage is in first lien position. The subject mortgage was originated on xx.

The chain of assignment is not completed as the subject mortgage is currently assigned to "xx."

Active junior or senior judgments/liens/mortgages:

x. There is an active junior mortgage/Recapture agreement available in the updated title report in the amount of $xx,xxx.xx  in favor of xx .

x. There is an active junior Notice of Federal Tax Lien available in the updated title report against xx in the amount of $xx,xxx.xxx in favor of "xx" and it was recorded on xx/xx/xxxx.

The xst installment of annual County taxes of xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx and xnd installment of $x,xxx.xx were also paid off on xx/xx/xxxx.

No prior year delinquent taxes have been found in the updated title report.	Review of the updated payment history as of xx/xx/xxxx shows that the loan is currently performing well and the next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB has been mentioned in the updated payment history in the amount of $xxx,xxx.xx. The borrower has been making regular payments currently according to the original Note terms.	Collections Comments:The loan is currently performing well and the next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB has been mentioned in the updated payment history in the amount of $xxx,xxx.xx. The borrower has been making regular payments currently according to the original Note terms.
he loan is currently performing well and the next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB has been mentioned in the updated payment history in the amount of $xxx,xxx.xx. The borrower has been making regular payments currently according to the original Note terms.
The latest exterior BPO (Locator#xx) dated xx/xx/xxxx is available in the loan file which states that the subject property is in good condition and no damagers are reported. The "as is" value of the property is $xxx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE risk indicator is "Elevated" as this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.714%) is exceeded APOR (5.400%) by 0.314%. The APR threshold is 5.400% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL    Charged: 5.714%        Allowed: 5.400%     Over by: +0.314%"
* Homeowner's Counseling disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow Account disclosure is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29669339	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	No	Not Applicable	First	????.?	????.?	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.?%	480	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx’. No assignment of chain has been found. There are no active judgments or liens have been found. Second installment of xxxx combined taxes is delinquent in the amount of $xxxx.xx with the good through date xx/xx/xxxx.	Review of payment history shows that the borrower is not making the payments regularly. The borrower is delinquent for xx days. The last payment received date is not provided. The next payment is due on xx/xx/xxxx. As per payment history, the current UPB is $xxx,xxx.xx.	Collections Comments:The loan is in collections. The borrower is not making the payments regularly. The borrower is delinquent for xx days. The last payment received date is not provided. The next payment is due on xx/xx/xxxx. The loan has never modified since origination. No evidence of bankruptcy and foreclosure has been found. No comments have been found regarding the intention and reason for default of borrower. No evidence of damage or repair on subject property has been found. As per available document located at “xx”, the subject property is occupied with no visible damages.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-x Closing Statement Missing Initial LE Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	4: Unacceptable	* HUD-1 Closing Statement missing or unsigned (Lvl 4) "Final CD is missing from the loan file. Unable to test CE."	* Missing Initial LE (Lvl 3) "Initial LE is missing from the loan file. Unable to test CE."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Below state disclosure is missing from the loan file.
Reciprocal Beneficiary/ Civil Union Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68785468	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	????.??	?.???%	240	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	45.374%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the mortgage which was dated xx.
There are active liens and judgments as follows:
x. Civil judgment in the amount of $xx,xxx.xx in the favor of xx which was recorded on xx/xx/xxxx.
x. Civil judgment in the amount of $x.xx in the favor of xx which was recorded on xx/xx/xxxx.
x. Civil judgment in the amount of $xxx,xxx.xx in the favor of xx which was recorded on xx/xx/xxxx.
x. State tax lien in the amount of $xxx.xx in the favor of xx which was recorded on xx/xx/xxxx.
The taxes of the xxxx first and second installment are due in the amount of $x,xxx.xx & $x,xxx.xx.
No prior delinquent taxes have been found.	Review of the payment history states that the borrower has been delinquent for more than x months. The last payment was received in the amount of $x,xxx.xx which was applied to due date xx/xx/xxxx, and the next due date is xx/xx/xxxx. Current UPB reflects in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently delinquent for more than x months. The last payment was received in the amount of $x,xxx.xx which was applied to due date xx/xx/xxxx, and the next due date is xx/xx/xxxx. Current UPB reflects in the amount of $xxx,xxx.xx.
No bankruptcy activity has been found. The foreclosure was initiated in the loan and was put on hold due to loss mitigation. As per the comments the borrower was approved for three months trail payment plan from xx/xx/xxxx to xx/xx/xxxx with monthly payment of $x,xxx.xx and the first payment received on xx/xx/xxxx.
The updated title report states that three civil judgments and one State tax lien found. The taxes of the year xxxx second installment are due. No prior delinquent taxes have been found.
The reason for default is borrower was sick and out of work as per the comment dated xx/xx/xxxx. The occupancy is occupied by owner and the property is in good condition as per the comment dated xx/xx/xxxx. No damages have been found.

Foreclosure Comments:The foreclosure was initiated in the loan and was put on hold due to loss mitigation. The foreclosure was referred to attorney on xx/xx/xxxx as per the comment dated xx/xx/xxxx.
The comment dated xx/xx/xxxx states that the hold end date changed to xx/xx/xxxx.
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Compliance fails for Charges That Cannot Increase Test: loan data is $63.00, comparison data is $0.00 and variance is +$63.00."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Compliance fails for Qualified Mortgage DTI Threshold Test: loan data is 45.374%, comparison data is 43.00% and variance is +2.374%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a Lender Credit Decrease on CD dated xx/xx/2017.  LE dated xx/xx/2017 reflects a Non-Specific Lender Credit of $482, however, Initial CD dated xx/xx/2017 reflects the Non-Specific Lender Credit at $0.00.  This is a Lender Credit decrease of $482 which is considered a Zero Tolerance amount."
* The COC is missing (Lvl 3) "TRID Violation due to a fee addition on Revised CD dated xx/xx/2017. LE dated xx/xx/2017 reflects a Loan Discount Fee of $423, however, Revised CD dated xx/xx/2017 reflects a Loan Discount Fee of $486. This is a fee increase of $63.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* ComplianceEase TILA Test Failed (Lvl 2) "Compliance fails for TILA Right of Rescission Test.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Subject loan is a refinance, originated on xx/xx/2017 and the SOL is 3 years expired."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure to the Borrower(s) on LE dated xx/xx/2017 discloses the loan will not be transferred and the originator will service the loan."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The subject loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.00% as the Borrower income was $3827.60 and total expenses are in the amount of $1736.72 per AUS (L.P) "1217029122_Pham_Credit file-Pg#445"and the loan was underwritten by AUS & AUS recommendation is "Accept"."
																																																																																								* Settlement date is different from note date (Lvl 2) "Updated settlement date as xx/xx/2017 as per the CD which is different from the note date xx/xx/2017."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87787303	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	No	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	???.??	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	93.529%	93.529%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	603	Not Applicable	40.459%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.x	Not Applicable	x.xx%	xxx.xx	xx/xx/xxxx	Financial Hardship	As per review of updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
The chain of the assignment is complete. Latest, the assignment is from xx.
As per updated title report, one state tax lien was open and recorded on xx/xxx/xxxx in favor of the xx in the amount of $x,xxx.xx.
There are five civil judgment open against the borrower.
Two civil judgments were recorded in favor of xx. First was recorded on xx/xx/xxxx prior to the subject mortgage in the amount of $x,xxx.xx and second was recorded on xx/xx/xxxx in the amount of $x,xxx.xx.
Two civil judgments were recorded in favor of xx. First was recorded on xx/xx/xxxx in the amount of $x,xxx.xx and second was recorded on xx/xx/xxxx in the amount of $x,xxx.xx.
One civil judgment was recorded on xx/xx/xxxx in favor of Platinum Financial Services Corporation in the amount of $x,xxx.xx.
xxxx summer City annual and winger County annual tax installments are paid in the amount of $x,xxx.xx with no prior delinquency.	As per review of payment history as of date xx/xx/xxxx shows the borrower is delinquent for x months and he is making payment as per modification. The last payment received on xx/xx/xxxx which was applied to xx/xx/xxxx. The next due date is xx/xx/xxxx. The UPB taken as per payment history is $xx,xxx.xx and current P&I is xxx.xx.	Collections Comments:The loan is currently bankruptcy and due for xx/xx/xxxx payments. The last payment received on xx/xx/xxxx due for xx/xx/xxxx in the amount of $xxx.xx.
The reason for default is not provided in collection comment.
The loan has been modified since origination. As per modified term, modified principal balance is $xx,xxx.xx. The borrower promises to pay principal and interest in the amount of $xxx.xx from xx/xx/xxxx to a maturity date xx/xx/xxxx.
The borrower filed bankruptcy chapter xx case#xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. No foreclosure activity was found.
As per review of the loan file, xx death certificate were found. xx was deceased on xx/xx/xxxx located at “xx” and xx was deceased on xx/xx/xxxx located at “xx”. After the death of both deed owner, the subject mortgage ownership was shifted to surviving tenant xx.
As per collection comment dated xx/xx/xxxx, the major home repair was paid in the amount of $x,xxx.xx for in full. The nature of the damage is roof and basement. As per collection comment dated xx/xx/xxxx, the repair cost was paid in the amount of $x,xxx.xx out of it roof repair was $x,xxx.xx and basement repair was $x,xxx.xx.
As per inspection report dated xx/xx/xxxx, the subject property is occupied by the unknown occupant and fair condition. No comment pertaining damage on the property was observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower filed bankruptcy chapter xx case#xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. Under confirmed plan debtor supposed to pay the trustee in the amount of $xxx.xx monthly for xx months. Order on the motion to relief from stay was entered on xx/xx/xxxx. The proof of claim was filed on xx/xx/xxxx and the amount of POC is $xx,xxx.xx.	This loan modification agreement was made between lender xx, and the borrower xx on xx/xx/xxxx. As per modified term, modified principal balance is $xx,xxx.xx. The borrower promises to pay principal and interest in the amount of $xxx.xx from xx/xx/xxxx to a maturity date xx/xx/xxxx.
																																																																																		There is one prior modification present in the loan file which was made on xx/xx/xxxx.	Mortgage Insurance	xx	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing in the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87133942	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	?	?????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	ARM	Cash Out	55.667%	55.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	35.674%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xx%	xxxx.xx	xx/xx/xxxx	Change ARM Terms	As per review of updated title dated xx/xx/xxxx. The subject mortgage was originated with xx.
Chain of assignment is complete. Latest assignment is with xx and was recorded on xx/xx/xxxx.
There is a junior mortgage in the amount $xxx,xxx.xx in the favor of xx originated on xx/xx/xxxx and was recorded on xx/xx/xxxx.
No active liens and judgments were found open against the borrower.
xxxx- xx/xx annual town taxes are paid in the amount $xx,xxx.xx. xxxx- xx/xx annual town taxes are paid in the amount $xxxx.xx. No prior years delinquent taxes found.
As per the review of the payment history, the borrower is currently delinquent for more than xxx days and next due is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to xx/xx/xxxx. The UPB is reflected in the payment history in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in the active bankruptcy and next due is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to xx/xx/xxxx. The UPB is reflected in the payment history in the amount of $xxx,xxx.xx.
Borrower filed bankruptcy chapter xx case # xx on dated xx/xx/xxxx. The plan was converted from chapter x to chapter xx on xx/xx/xxxx. As per proposed amended chapter xx plan debtor shall pay the trustee $x,xxx for xx months totaling in the amount $xx,xxx.
The reason for the default is not stated in the servicing comments. As per the inspection report dated xx/xx/xxxx, the property is occupied by the unknown party. However, as per the comment dated xx/xx/xxxx, the property is owner occupied. No comments pertaining the damage to the property were observed.
No foreclosure activity found.
The loan was modified on xx/xx/xxxx. As per modified terms, new principal balance is $xxx,xxx.xx. Borrower promises to pay $$x,xxx.xx monthly with modified interest rate of x.xx% beginning from xx/xx/xxxx with ARM amortization till maturity xx/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower filed bankruptcy chapter xx case # xx on dated xx/xx/xxxx. The plan was converted from chapter x to chapter xx on xx/xx/xxxx. As per proposed amended chapter xx plan debtor shall pay the trustee $x,xxx for xx months totaling in the amount $xx,xxx.	This is ARM monthly principal and interest payments modification agreement.
This modification agreement was made between borrower xx and lender xx on xx/xx/xxxx. As per modified terms, new principal balance is $xxx,xxx.xx. Borrower promises to pay $$x,xxx.xx monthly with modified interest rate of x.xx% beginning from xx/xx/xxxx with ARM amortization till maturity xx/xx/xxxx.
																																																																																				xx	2: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to determine from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49197531	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	Other	xx	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	???.??	?.???%	240	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	30.643%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	Not Applicable	x.xx%	xxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of updated title report dated xx/xx/xxxx, shows the subject mortgage was dated xx.
There is senior mortgage prior to the subject mortgage. The Senior lien originated on xx.
There is a junior Lien Originated on xx.
The chain of the assignment is Complete, The current  assignee is xx. Recorded on  xx/xx/xxxx.
Active judgment or liens found:
x) There is a HOA Lien Recorded xx/xx/xxxx in the amount of x,xxx.xx in the favor of xx.
Taxes:
xxxx Combined taxes for xst installment are paid in the amount of $xxx.xx.
xxxx Combined taxes for xnd installment are paid in the amount of $xxx.xx.
xxxx Utilities are past due( Under xx days)  xx/xx/xxxx in the amount of $xxx.xx.
No prior year Delinquent taxes found.xxxx Estimated taxes are yet to be paid in the amount of $x,xxx.xx.
The loan is next due for xx/xx/xxxx payment. The last due date xx/xx/xxxx was paid on xx/xx/xxxx in the amount of $xxx.xx. The current UPB is $xx,xxx.xx and borrower is xx months behind his regular payments.	Collections Comments:As per the servicing comments Loan is currently in Active bankruptcy and FC is on Hold. The reason for default is Curtailment of Income. Foreclosure was referred to attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx. Borrower filed chapter xx xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx, Motion for relief was filed on xx/xx/xxxx. and POC was filed on xx/xx/xxxx.
Per comments dated xx/xx/xxxx the Pre -Petition arrears are in the amount of $xx,xxx.xx to be paid in xx months.  As per the comments arrears in the POC are $xx,xxx.xx.  As per the bankruptcy plan  borrower shall pay to trustee $xxx.xx per month for xx months. The loan was last modified on xx/xx/xxxx with reduced rate of interest from Original rate of x.xxx% to x.xxx% and P&I from $xxx.xx to $xxx.xx. As of xx/xx/xxxx the loan is due for xx/xx/xxxx payment, the last due date xx/xx/xxxx was paid on xx/xx/xxxx in the amount of $xxx.xx, The current UPB is $xx,xxx.xx and borrower is xx months behind his regular payments.
The property is owner occupied and no damage noted to the subject property.
Foreclosure Comments:Foreclosure has been referred to attorney on xx/xx/xxxx and compliant was filed on xx/xx/xxxx with plaintiff as xx, Currently loan is in active bankruptcy. Borrower filed chapter xx # xx on xx/xx/xxxx and FC went on hold.
Bankruptcy Comments:Borrower filed chapter xx # xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. As per the plan borrower shall pay to trustee $xxx.xx per month for xx months.	The modification agreement made on xx/xx/xxxx between borrower (xx) and (Lender) xx.
The principal balance amount is $ xx,xxx.xx with payment starting from xx/xx/xxxx till xx/xx/xxxx at x.xx% and P&I of $xxx.xx.	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the xx License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the xx License prohibited fees test. Loan data is $877.00, allowed is $0.00, hence variance is +$877.00.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* Final TIL Date after actual transaction date (Lvl 2)     "The note is dated xx/xx/2005, application is dated xx/xx/2005, Hud is dated xx/xx/2005 and the TIL is dated as xx/xx/2005 considered the dates provided in the Documents."
																																																																																								* Settlement date is different from note date (Lvl 2) "The original note is dated xx/xx/2005 and the Hud settlement date is xx/xx/2005 and disbursement date is xx/xx/2005, considered as per the document."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67647045	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	56.849%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.xx	x%	xxx	xx/xx/xxxx	Financial Hardship	As per review of the updated title dated xx/xx/xxxx, the subject mortgage was originated on xx.
Chain of the assignment is complete. Currently, the assignment is from xx recorded on xx/xx/xxxx.
There are no active judgments and liens found open against the borrower.
Combined annual taxes for the year xxxx are paid in the amount of $x,xxx.xx. No prior year delinquent taxes found.
As per review of the payment history, the borrower is currently delinquent for more than xxx days and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to xx/xx/xxxx. UPB reflected in the payment history is $xx,xxx.xx.	Collections Comments:The loan is active bankruptcy and due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to xx/xx/xxxx. UPB reflected $xx,xxx.xx.
As per servicing comment, the reason for default is an excessive obligation.
Forbearance agreement was made on xx/xx/xxxx. As per the plan, there six monthly installments of $xxx.xx each beginning from xx/xx/xxxx till xx/xx/xxxx.
The loan has been modified on xx/xx/xxxx. New modified principal balance is $xxx,xxx.xx. Borrower promises to pay $xxx.xx monthly with a modified interest rate x.xx% beginning from xx/xx/xxxx with a maturity date xx/xx/xxxx.
No foreclosure activity was found in the loan file.
Borrower filed bankruptcy under Chapter xx Case #xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. Under amended chapter xx plan, the debtor shall pay to the trustee in the amount of $x,xxx.xx per month for a plan term of xx months.
Occupancy and condition of the subject property are not available in the collection comment. No damage was found the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower filed bankruptcy under Chapter xx Case #xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. Under amended chapter xx plan, the debtor shall pay to the trustee in the amount of $x,xxx.xx per month for a plan term of xx months.	This modification agreement was made between "Borrower" and "Lender" xx on xx/xx/xxxx.
New modified principal balance is $xxx,xxx.xx. There is a deferred balance in the amount of $xx,xxx.xx. Hence, interest-bearing balance is $xx,xxx.xx.
As per the balloon addendum to loan modification agreement, the lender agrees to immediately forgive an amount equal to $xxx.xx and also agree to suspend payment in the amount of $xx,xxx.xx which will be due on the maturity date xx/xx/xxxx.
Borrower promises to pay $xxx.xx monthly with a modified interest rate x.xx% beginning from xx/xx/xxxx with a maturity date xx/xx/xxxx.

xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the points and fees test.

																																																																																								GSE (Freddie Mac public guidelines) Points and Fees Test: FAIL Loan Data $5,870.00 Comparison Data $5,535.00 Variance+$335.00"		Elevated	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92079167	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	No	Not Applicable	First	?	????.??	??/??/????	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	ARM	Refinance	85.000%	85.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	534	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxxx.xx	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	As per the review of updated title dated xx/xx/xxxx and subject mortgage is dated xx.
There is a mortgage with xx in the amount $xxx,xxx.xx recorded on xx/xx/xxxx.
There is a state Tax lien in the amount of $xxx.xx with xx recorded on xx/xx/xxxx.
There are x judgments in the total amount of $xxxx.xx with xx.
There is a civil judgment of amount of $xx,xxx.xx in the favor of xx recorded on xx/xx/xxxx.
xxxx xst installment is paid in the amount of $xxxx.xx. No prior year delinquent taxes are found.
As per the review of payment history, the borrower is delinquent for xxx+days and next due is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $xxx.xx for the due date xx/xx/xxxx. The UPB is reflected in the amount $xxx,xxx.xx. The current P&I and PITI is $xxx.xx.	Collections Comments:The loan is currently in active bankruptcy and next due is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $xxx.xx for the due date xx/xx/xxxx. The borrower has filed bankruptcy under chapter xx with case #xx and was record dated on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. Foreclosure was initiated and the complaint was filed on xx/xx/xxxx. Furthur action was on hold due to AOM. AOM was requested and borrower was taking loss mitigation efforts and foreclosure went on hold. Later borrower filed bankruptcy. The reason for default is not stated in the collection comments. The borrower is intent to keep the property. The loan was modified once on xx/xx/xxxx and borrower is making his payments as per the mod. As per collection comments, the property is unknown occupied with no repairs noted.
Foreclosure Comments:Foreclosure was initiated and the complaint was filed on xx/xx/xxxx. Furthur action was on hold due to AOM. AOM was requested and borrower was taking loss mitigation efforts and foreclosure went on hold. Later borrower filed bankruptcy.
Bankruptcy Comments:The borrower has filed bankruptcy under chapter xx with case #xx and was record dated on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx.
As per chapter xx plan the debtor shall pay to the trustee the sum of $x,xxx.xx per month for xx months for the total payments,  during the initial plan term of $xx,xxx.xx. The estimated arrearage to be paid for the collateral is $xx,xxx.xx.
As per voluntary petition the amount of secured claim without deducting the value of collateral is $xxx,xxx.xx and the value of collateral of unsecured claim is $xxx,xxx.xx.	Loan Modification agreement was made between borrower xx and lender Morgan xx on effective date xx/xx/xxxx.
The borrower agrees to pay the UPB of $xxx,xxx.xx with interest rate of x% with P&I of $xxx.xx with step amortized type beginning from first payment date on xx/xx/xxxx and ends with the maturity date on xx/xx/xxxx.
The borrower agrees to pay the amount of $xxx,xxx.xx as deferred balance on the maturity date on xx/xx/xxxx. The UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.

																																																																																			Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 application is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:Full appraisal	Value: Date: Type:Full appraisal			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75677009	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	???.??	?%	360	xx	xx	FHA	ARM	Purchase	99.902%	99.902%	Unavailable	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated on xx/xx/xxxx, the subject mortgage was originated on xx.
Chain of the assignment is complete. As per the updated title report, the latest assignment is from xx and was recorded on xx/xx/xxxx.
There is foreclosure judgment against the xx in the favor of xx and was recorded on xx/xx/xxxx.
There is one IRS Lien against xx recorded on xx/xx/xxxx in favor of the USA in the amount of $xx,xxx.xx.
There are six state tax judgments against xx in the favor of Maryland State in the total amount of $xx,xxx.xx.
xxxx xst installment of county taxes are paid in the amount of $xxx.xx on xx/xx/xxxx and xxxx xnd installment of county taxes are due in the amount of $xxx.xx on xx/xx/xxxx with no prior year delinquency.
As per review of the latest payment history, the borrower is currently delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied to xx/xx/xxxx.
UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
Collections Comments:The loan is currently in the bankruptcy and due for xx/xx/xxxx. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied to xx/xx/xxxx. UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is a curtailment of the income.
As per comment dated xx/xx/xxxx, foreclosure was initiated and referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. Bid calculation was completed on xx/xx/xxxx. The service was completed on xx/xx/xxxx. Thereafter, foreclosure was put on hold due to mediation. Mediation was held on xx/xx/xxxx.
As per comment dated xx/xx/xxxx, the borrower wanted to keep the property and requesting for the modification. However, due to equity on the property, the borrower had not qualified for the modification.
As per comment dated xx/xx/xxxx, the sale was scheduled on xx/xx/xxxx. However, foreclosure was on hold due to borrower filed bankruptcy Chapter xx Case # xx on xx/xx/xxxx. The plan was not confirmed yet.
Under proposed chapter xx plan, the debtor shall pay to the trustee in the amount of $xxx.xx for xx Months period for the total amount of $xx,xxx.xx. The proof of claim was filed on xx/xx/xxxx in the amount of $xx,xxx.xx and amount of arrearage is $xx,xxx.xx.
The loan has not been modified since origination. The borrower is making payment as per note terms. No recent BPO report was found in the loan file. As per the comment dated xx/xx/xxxx, the property is owner occupied.
No damage was found as per the collection comment.

Foreclosure Comments:As per comment dated xx/xx/xxxx, foreclosure was initiated and referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. Bid calculation was completed on xx/xx/xxxx. The service was completed on xx/xx/xxxx. Thereafter, foreclosure was put on hold due mediation. Mediation was held on xx/xx/xxxx.
As per comment dated xx/xx/xxxx, the sale was scheduled on xx/xx/xxxx. However, foreclosure was on hold due to borrower filed bankruptcy Chapter xx Case #xx on xx/xx/xxxx. The plan was not confirmed yet.

Bankruptcy Comments:Borrower filed bankruptcy Chapter xx Case # xx on xx/xx/xxxx. The plan was not confirmed yet.
Under proposed chapter xx plan, the debtor shall pay to the trustee in the amount of $xxx.xx for xx Months period for the total amount of $xx,xxx.xx.
The proof of claim was filed on xx/xx/xxxx in the amount of $xx,xxx.xx and amount of arrearage is $xx,xxx.xx.	Not Applicable	Credit Application Final Truth in Lending Discl.	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application along with 1008 transmittal summary is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test and the ARM rate adjustment cap test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test: loan data is 0.000% comparison data is 3.680% hence variance is -3.680%.
Final TIL is missing from loan file, hence APR considered as 0.00%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL document is missing in the loan file.
Per seller confirmation dated xx/xx/2017 this document is not available with them."
																																																																																								* Operative index value is unable to confirm (Lvl 2) "An operative index value is unable to determine from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62952637	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	???.??	?.?%	360	xx	xx	Conventional	Fixed	Refinance	77.833%	77.833%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	xxxxx.xx	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was dated xx.
The chain of the assignment is complete currently the mortgage with xx dated xx/xx/xxxx.
There is a junior mortgage in favor of xx in the amount of $xxxxx dated xx/xx/xxxx found.
No active judgment or liens found pending.
xxxx summer city annual taxes are paid in the amount $xxxx.xx.
xxxx winter county annual taxes are paid in the amount $xxx.xx.
No prior year delinquent taxes are found.

Review of payment history shows borrower is delinquent for xxx+ days and next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $xxxx.xx for due date xx/xx/xxxx. The UPB is reflected in the amount $xx,xxx.xx till due date xx/xx/xxxx.	Collections Comments:Review of the collection comment shows loan is in active bankruptcy and borrower is next due for xx/xx/xxxx. Comment dated xx/xx/xxxx reflects borrower intention is to keep the property. Per comment dated xx/xx/xxxx the reason for default is excessive obligations.
Borrower filed bankruptcy chapter xx case #xx on xx/xx/xxxx and plan confirm on xx/xx/xxxx. As per order modifying chapter xx plan dated xx/xx/xxxx, Debtor’s plan payments are increased from $xxx.xx monthly to $xxx.xx monthly, effective March xxxx and Debtor’s plan is extended from xx months to xx months. The date of last filing bankruptcy is xx/xx/xxxx.
Review of payment history shows borrower is delinquent for xxx+ days and next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $xxxx.xx for due date xx/xx/xxxx. The UPB is reflected in the amount $xx,xxx.xx till due date xx/xx/xxxx. The loan modification agreement was made between borrower Terrance Evans and lender Seterus Inc, loan servicer for the lender and MERS Inc on xx/xx/xxxx. There is no post close foreclosure activity found.
As per latest BPO report dated xx/xx/xxxx property is occupied by an unknown party and in good condition. No damages reported.
Comment dated xx/xx/xxxx reflects property is occupied by an unknown party. Per comment dated xx/xx/xxxx, the hearing to debtor's objection to POC payment change has been adjourned to xx/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower filed bankruptcy chapter xx case #xx on xx/xx/xxxx and plan confirm on xx/xx/xxxx. As per order modifying chapter xx plan dated xx/xx/xxxx, Debtor’s plan payments are increased from $xxx.xx monthly to $xxx.xx monthly, effective March xxxx and Debtor’s plan is extended from xx months to xx months. The date of last filing bankruptcy is xx/xx/xxxx.
The loan modification agreement was made between borrower xx, loan servicer for the lender and MERS Inc on xx/xx/xxxx. The modified unpaid principal balance is $xx,xxx.xx with the rate of interest x.xxx% and P&I $xxx.xx. The first payment begins from xx/xx/xxxx till maturity date xx/xx/xxxx. $xxxxx.xx of the new principal balance shall be deferred. There is no provision of balloon payment and it has no modified steps.	Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD1 is missing in the loan file. Estimated HUD1 and itemization also not found in the file."	* Application Missing (Lvl 2) "Final 1003 is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61490645	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Second	?	?	??/??/????	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	???.?	?.??%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	24.546%	First	Preliminary title policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.x	Not Applicable	x.xx%	xxx.xx	xx/xx/xxxx	Financial Hardship	The review of the updated title report shows that the subject mortgage is with xx.
There is a Claim for gas against xx in the amount of $xxx.xx recorded on xx/xx/xxxx , hence the subject mortgage position is second. The subject property is situated in Pennsylvania which is a super lien state, so there is a possibility of foreclosure.
There are  x judgments against xx in the total amount of $x,xxx.xx with Commonwealth of Pennsylvania
There is another utility lien in the amount of $x,xxx.xx which is not yet recorded in county office.
The tax details are not available in the updated title report.	The review of the payment history shows that the borrower is not making regular payments and loan is xx months delinquent. The details of the last payment are not available in the payment history. The UPB as per history is $xx,xxx.xx.	Collections Comments:The review of the payment history shows that the borrower is not making regular payments and loan is xx months delinquent. The details of the last payment are not available in the payment history. The UPB as per history is $xx,xxx.xx.
The modification  agreement was done between xx (borrower) and xx (lender) on xx/xx/xxxx.
The borrower has filed bankruptcy under chapter xx, case# xx on xx/xx/xxxx. The last date of filing is xx/xx/xxxx.
As per ProTitleUSA updated title report, there is a Claim for gas against xx in the amount of $xxx.xx recorded on xx/xx/xxxx , hence the subject mortgage position is second. The subject property is situated in Pennsylvania which is a super lien state, so there is a possibility of foreclosure.

Foreclosure Comments:The file was ref fred to attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. Service was completed on xx/xx/xxxx. The judgment was entered on xx/xx/xxxx. The foreclosure is on hold due to bankruptcy.
																																																																																	Bankruptcy Comments:The borrower has filed bankruptcy under chapter xx, case#xx on xx/xx/xxxx. The last date of filing is xx/xx/xxxx.	The modification agreement was done between xx(borrower) and xx (lender) on xx/xx/xxxx. The new principal balance is $xx,xxx.xx, P&I $xxx.xx and rate x.xxx %. Payments begins on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Credit Report	xx	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."										Value: Date: Type:BPO	Value: Date: Type:Field review			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21782867	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	????.??	????.??	?.??%	360	xx	xx	Conventional	ARM	Refinance	80.588%	80.588%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	724	44.245%	Second	Final policy	xxxxx	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x%	xxxx.xx	xx/xx/xxxx	Financial Hardship	Review of the Updated title report dated xx/xx/xxxx shows the Subject mortgage was originated on xx.
Chain of the assignment is incomplete. Currently, the assignment of mortgage is with xx.
One active lien found against the borrower in favor of xx for the amount of $xxxxx.xx and was recorded on xx/xx/xxxx.
County taxes for the year xxxx-xx, xst installment is paid in the amount of $xxxx.xx each.
Taxes are not mentioned in updated title.
No prior years delinquent taxes found.
Review of the payment history shows that the borrower is delinquent for more than xxx days and is next due for xx/xx/xxxx. The last payment date is not mentioned in payment history. The current UPB reflects in the amount of $xxx,xxx.xx and the current p&I is $x,xxx.xx.	Collections Comments:Review of the servicing comments shows the loan is in collections and is next due for xx/xx/xxxx. The last payment date is not mentioned in payment history. The current UPB reflects in the amount of $xxx,xxx.xx and the current p&I is $x,xxx.xx.
The borrower is making payment as per modification agreement made on xx/xx/xxxx.
The reason for default as per comments is a curtailment of income.
No foreclosure activity was noted in comments history
Motion for Relief was referred to an attorney on xx/xx/xxxx.
As per latest BPO report dated xx/xx/xxxx, the subject property is occupied by an unknown party and is in good condition. No damages or repair to subject property were noted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower filed bankruptcy under chapter xx case #xx on xx/xx/xxxx and the case was discharged on xx/xx/xxxx.	This modification agreement was made on xx/xx/xxxx between the borrower and lender xx.
As per the modified terms, the borrower promises to pay the new UPB in the amount of $xxx,xxx.xx at a step interest rate starting with x% and P&I of $xxxx.xx. The payment begins on xx/xx/xxxx and the maturity date is xx/xx/xxxx.
The modification is further taken into x steps.	Document Showing a Index Numerical Value	xx	2: Acceptable with Warnings	* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "The Operative Index value is not available from the loan files."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "As per ROR, transaction date is xx/xx/2007 which is not aligned with the note date xx/xx/2007 and also as per HUD-1."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90903334	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	?	????.?	??/??/????	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	?	No	xx	???.??	????.??	?.???%	360	xx	xx	Conventional	Fixed	Refinance	55.714%	55.714%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	26.199%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xxx%	xxx.xx	xx/xx/xxxx	Financial Hardship	Updated title report as of xx/xx/xxxx shows subject mortgage lien position is first and subject mortgage was xx.
Chain of assignment is complete as the subject mortgage is currently with current assignee, xx.

x. There is an active Judgment in the amount of $x,xxx.xx in favor of xx and was recorded on xx/xx/xxxx.
x.  There is an active Judgment in the amount of $x,xxx.xx in favor of xx and was recorded on xx/xx/xxxx.
x. There is an active Judgment in the amount of $xxx.xx in favor of xx and was recorded on xx/xx/xxxx.
xxxx year annual taxes of $x,xxx.xx were paid off and no prior years delinquent taxes found.	Review of updated payment history shows, the subject loan is delinquent for +xxx days and borrower is currently not on his regular monthly payments. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx for the due date of xx/xx/xxxx & the next due date is xx/xx/xxxx. The unpaid principal balance as of the date is $xxx,xxx.xx. Borrower is currently making payments according to the Loan modification agreement dated xx/xx/xxxx.
Collections Comments:Review of updated payment history shows, the subject loan is delinquent for +xxx days and borrower is currently not on his regular monthly payments. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx for the due date of xx/xx/xxxx & the next due date is xx/xx/xxxx. The unpaid principal balance as of the date is $xxx,xxx.xx. Borrower is currently making payments according to the Loan modification agreement dated xx/xx/xxxx.
Modification agreement made between (borrower)xx and (Lender) xx effective from xx/xx/xxxx. As per MOD UPB is $xxx,xxx.xx. Borrower agree to pay P&I $xxx.xx with interest rate x.xxx% from xx/xx/xxxx till maturity date xx/xx/xxxx.
There are no evidences found that poove a foreclosure proceedings on the subject loan.
Borrower filed Bankruptcy under chapter-xx with the case # xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx.
As per commented on xx/xx/xxxx, the subject property was vacant by inspecting it however, per latest BPO [Locator:xx] dated xx/xx/xxxx, the subject property is occupied by owner party and is in average condition.
Reason for default is curtailment of income of borrower.
As per amended chapter-xx plan, debtor shall pay $xxx.xx per month for x months and $x,xxx.xx per month for xx months to trustee for a total term of xx months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower filed Bankruptcy under chapter-xx with the case # xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx.
																																																																																	As per amended chapter-xx plan, debtor shall pay $xxx.xx per month for x months and $x,xxx.xx per month for xx months to trustee for a total term of xx months.	Modification agreement made between (borrower)xx and (Lender)xx effective from xx/xx/xxxx. As per MOD UPB is $xxx,xxx.xx. Borrower agree to pay P&I $xxx.xx with interest rate x.xxx% from xx/xx/xxxx till maturity date xx/xx/xxxx.		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90104340	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	Unavailable	Yes	Bankruptcy	Chapter 13	xx	?	No	xx	Not Applicable	????.??	??.?%	240	xx	xx	Conventional	Fixed	Cash Out	85.000%	85.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx	Not Applicable	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx/xx/xxxx shows the subject mortgage was dated xx.
There are x state tax lien or warrant against xx totaling in the amount of $x,xxx.xx, recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx.
There is a civil judgment in the amount of $xx,xxx.xx with xx.
As per updated title taxes for the year of xxxx the taxes are paid.
There is no prior years delinquent taxes found.
The review of the available payment history shows that the borrower is not making regular payments and the loan is xx months delinquent. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The UPB as per payment history is $xxx,xxx.xx.	Collections Comments:The review of the available payment history shows that the borrower is not making regular payments and the loan is xx months delinquent. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx.
Foreclosure Comments:The foreclosure complaint was filed on xx/xx/xxxx. Notice of sale was received from sheriff on xx/xx/xxxx. The delay reason is court delay. As per comment dated xx/xx/xxxx max bid allowed under judgment is $xxx,xxx.xx. The foreclosure is on hold because the borrower has filed bankruptcy on xx/xx/xxxx.

Bankruptcy Comments: Borrower has filed bankruptcy under Chapter xx, case # xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. As per chapter xx plan debtor shall pay to the trustee in the amount of $xxxx.xx per months for a period of xx months. The motion for relief has not been filed.	This loan modification was done on x/x/xxxxx between xx (Borrower) and xx. (Lender). The amortization type is fixed and new unpaid Principal balance is $xxx,xxx and modification original rate is x.xxx % and Monthly P&I is $xxx.xx. The modification payment start date is xx/xx/xxxx and new maturity date is xx/xx/xxxx.	Credit Application Final Truth in Lending Discl. Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Risk indicator is Moderate because This loan failed the TILA APR test.

TIL is missing from the loan file, hence APR is updated as 0% to test compliance."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 11.246%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TIL is missing from the loan file, hence APR is updated as 0% to test compliance."
* Final TIL Missing or Not Executed (Lvl 2)     "TIL is missing from the loan file."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83901685	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	No	Not Applicable	First	?	????.??	??/??/????	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	???.?	?%	360	xx	xx	Conventional	Fixed	Purchase	96.939%	96.939%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	27.918%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxx.xx	Not Applicable	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was dated xx.
The chain of the assignment is completed currently the mortgage with xx. dated xx/xx/xxxx.
An active judgment or liens found pending.
x) There is State Tax Lien in the amount of $xx,xxx.xx in favor of State of Texas, recorded on xx/xx/xxxx and $xxx,xxx.xx in favor of State of Texas, recorded on xx/xx/xxxx found.
x) There is IRS Lien in the amount of $xx,xxx.xx in favor of Department of the Treasury - Internal Revenue Service recorded on xx/xx/xxxx.
xxxx county taxes are paid in the amount $xxxx.xx. No prior year delinquent taxes are found. xxxx estimated taxes are due.
Review of payment history shows borrower is delinquent for more than xxx+ days and next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $xxx.xx for due date xx/xx/xxxx. The UPB is reflected in the amount $xx,xxx.xx till due date xx/xx/xxxx.
Collections Comments:Review of the collection comment shows the loan is in active bankruptcy and borrower is next due for xx/xx/xxxx. Borrower filed bankruptcy chapter xx case #xx on xx/xx/xxxx and date of the last filing is xx/xx/xxxx. Review of the servicing comment shows foreclosure was initiated and referred to an attorney on xx/xx/xxxx and complaint filed on xx/xx/xxxx. Comment dated xx/xx/xxxx reflects foreclosure sale date was scheduled on xx/xx/xxxx. Comment dated xx/xx/xxxx indicates foreclosure was put on hold due to borrower filed bankruptcy chapter xx ( case #xx) on xx/xx/xxxx. Review of payment history shows borrower is delinquent for more than xxx+ days and next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $xxx.xx for due date xx/xx/xxxx. The UPB is reflected in the amount $xx,xxx.xx till due date xx/xx/xxxx. The Loan Modification Agreement was made on xx/xx/xxxx between borrower Marco A Valdez, Guadalupe Valdez, and Lender Wells Fargo Home Mortgage. Comment dated xx/xx/xxxx reflects the reason for default is a curtailment of income. The subject property is owner occupied.
Foreclosure Comments:Review of the servicing comment shows foreclosure was initiated and referred to an attorney on xx/xx/xxxx and complaint filed on xx/xx/xxxx. Comment dated xx/xx/xxxx reflects foreclosure sale date was scheduled on xx/xx/xxxx. Comment dated xx/xx/xxxx indicates foreclosure was put on hold due to borrower filed bankruptcy chapter xx ( case #xx ) on xx/xx/xxxx.
Bankruptcy Comments:Borrower filed bankruptcy chapter xx case #xx on xx/xx/xxxx and date of the last filing is xx/xx/xxxx.	The Loan Modification Agreement was made on xx/xx/xxxx between borrower xx, and Lender xx. Borrower promises to make a monthly payment of $xxx.xx with the rate of interest is x.x% beginning on xx/xx/xxxx till maturity date xx/xx/xxxx. The New Principal Balance stated in the MOD is $xx,xxx.xx. There is no provision for balloon payment and it has no modification steps.	Mortgage Insurance	xx	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing in the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date as per final HUD1 is xx/xx/1996. However, Original Note date is xx/xx/1996."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64491980	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	???.??	?.??%	300	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	Not Applicable	x.xx%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was dated xx.
The chain of the assignment is complete. Currently, the mortgage is with xx. Recorded on xx/xx/xxxx.
There is Federal Tax Lien recorded on xx/xx/xxxx in favor of  xx for the amount of $xx,xxx.xx.
A State Tax Lien recorded on xx/xx/xxxx in favor of Commissioner of Taxation and Finance for the amount of $xxx.xx.
xxxx annual taxes are paid in the amount of $xxxx.xx.
xxxx School taxes are paid in the amount of $xxxx.xx.
No prior years delinquent taxes found.
As per the review history, the borrower is xxx + delinquent. The last payment received on xx/xx/xxxx was reversed therefore the borrower is still due for xx/xx/xxxx. Current UPB is $$xxx,xxx.xx. Current P&I is $xxx.xx.	Collections Comments:Current legal status of the loan is in active bankruptcy and due for xx/xx/xxxx. Foreclosure was initiated. The file was referred to an attorney on xx/xx/xxxx. However, FC was put on hold due to borrower filed BK. The borrower has filed bankruptcy on xx/xx/xxxx, under chapter-xx with case# xx. Current BK status is a petition filed.
As per the review history, the borrower is xxx + delinquent. The last payment received on xx/xx/xxxx was reversed therefore the borrower is still due for xx/xx/xxxx. Current UPB is $$xxx,xxx.xx. Current P&I is $xxx.xx.
RFD due to excessive obligations. The borrower had lost his job.
The last loan modification was done on xx/xx/xxxx. The borrower is making payments as per modified terms.
As per comments, subject property is owner occupied. No damages or repairs noted.

Foreclosure Comments:Available servicing comment and documents in file reveals foreclosure was initialed in loan by referring to FCL on x/xxxxxx. The lis pendens filed on xx/xx/xxxx. In between FC process delayed due to loss mitigation efforts. Due to filing of bankruptcy by borrower on xx/xx/xxxx  FC process currently went on hold. No further details available.
Bankruptcy Comments:The borrower has filed bankruptcy on xx/xx/xxxx, under chapter-xx with case# xx. Current BK status is petition filed.
Prior BK was filed on xx/xx/xxxx under chapter xx, with case# xx. The case was dismissed for failure to make olan payments.	This loan modification was done on xx/xx/xxxx between the xx (Borrower) and xx. (Lender). The amortization type is fixed and new unpaid Principal balance is $xxx,xxx.xx and modification original rate is x.xxxx % and Monthly P&I is $xxx.xx. The modification payment start date is xx/xx/xxxx and new maturity date is xx/xx/xxxx.	Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 is missing in the loan file. Estimated Hud or Itemization also not found in the loan file."
* Incorrect Property address on Note Document. (Lvl 3)     "Subject Property address mentioned on Note and Warranty Deed is, " xx".
However, Subject Property address mentioned on Mortgage, Modification Agreement, Final TPOL, U.Title report is, "xx".
Legal Description mentioned on Warranty Deed and Mortgage, TPOL is Same."
* Lost Note Affidavit (Lvl 3) "A Lost Note Affidavit found in loan file at (xx) which stated that original Note has been lost."	* Application Missing (Lvl 2) "Final 1003 is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIl is missing in loan file."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19201935	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	No	Not Applicable	First	?	????.??	??/??/????	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	????.??	?.??%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	38.872%	First	Final policy	Not Applicable	xxxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the Updated title report dated xx/xx/xxxx shows the Subject mortgage was originated on xx. The Chain of the assignment is incomplete. Currently, the last assignment was done from xx was recorded on xx/xx/xxxx. Missing assignment to xx. there is one state tax lien found open against xx in favor of xx for the amount of $xxxx recorded on xx/xx/xxxx. xxxx first and second installment taxes are paid totaling in the amount of $x,xxx.xx.
No prior years delinquent taxes found.	Review of the payment history as of date xx/xx/xxxx shows that, the borrower is current with the loan and next due for xx/xx/xxxx. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which is applied on xx/xx/xxxx due date. The current UPB is reflecting in the amount of $xxx,xxx.xx.	Collections Comments:Review of collection comment shows that the borrower is performing and is next due for xx/xx/xxxx.
The reason for default per collection comments is a curtailment of income.
The foreclosure review was completed and filed was referred to an attorney on xx/xx/xxxx. Comment dated xx/xx/xxxx the complaint was filed on xx/xx/xxxx. The judgment was scheduled on xx/xx/xxxx. The judgment hearing was set for xx/xx/xxxx. The prior sale was scheduled on xx/xx/xxxx.
However, the sale was postponed due to borrower filed bankruptcy chapterxx on xx/xx/xxxx.
Comment dated xx/xx/xxxx, there is a dispute over payment. However, it was resolved on xx/xx/xxxx.
Comment dated xx/xx/xxxx, the servicer advised only short sale or DIL to the borrower.
Comment dated xx/xx/xxxx, the trial modification completed. The loss mitigation denied due to the borrower can’t afford the property. The borrower Dorothy is unemployed right now and her sister is willing to contribute $xxxx.xx. The loan has not been modified since origination. The borrower is making payment as per original note with interest rate of x.xx% and P&I of $x,xxx.xx.
As per the hardship dated xx/xx/xxxx, the borrower stating that she moved to the property with her sister in xxxx and her sister also helping her with all expenses and mortgage payment.
As per the hardship letter dated xx/xx/xxxx, the borrower stating that she is behind to make a payment due to medical problems.  The value of the property is dropped and the borrower owing more on her mortgage.
The borrower filed bankruptcy under chapter xx with case #xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. Under confirmed chapterxx plan, the debtor shall pay to the trustee $x,xxx.xx monthly for xx months for the total term of $xx,xxx.xx. The motion for relief was filed on xx/xx/xxxx. The case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
Comment dated xx/xx/xxxx, the POC was paid in full and the loan is currently due for xx/xx/xxxx.
Review of the payment history as of date xx/xx/xxxx shows that the borrower is current with the loan and next due for xx/xx/xxxx. The last payment was received in the amount of $x,xxx.xx.
Comment dated xx/xx/xxxx, the subject property is vacant. There is no latest BPO report and no comments found to determine the occupancy of the subject property.
Foreclosure Comments:The foreclosure review was completed and filed was referred to an attorney on xx/xx/xxxx. Comment dated xx/xx/xxxx the complaint was filed on xx/xx/xxxx. The service was completed on xx/xx/xxxx. The judgment was scheduled on xx/xx/xxxx. The judgment hearing was set for xx/xx/xxxx. The prior sale was scheduled on xx/xx/xxxx.
However, the sale was postponed due to borrower filed bankruptcy chapterxx on xx/xx/xxxx.
																																																																																	Bankruptcy Comments:The borrower filed bankruptcy under chapter xx with case #xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. Under confirmed chapterxx plan, the debtor shall pay to the trustee $x,xxx.xx monthly for xx months for the total term of $xx,xxx.xx. The motion for relief was filed on xx/xx/xxxx. The case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	Not Applicable		xx	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30694972	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	?	????.??	??/??/????	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	???.??	?.??%	360	xx	xx	FHA	Fixed	Purchase	99.114%	99.114%	Unavailable	No	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	585	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxxx.xx	x%	xxx.xx	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was dated xxx.
The chain of the assignment is complete. The latest assignment was done from xx.recorded on xx/xx/xxxx.
No active judgments or liens found pending.
xxxx Taxes are paid. No prior years delinquent taxes found.

As per payment history as of date xx/xx/xxxx, the loan is delinquent for more than xxx days and next due for xx/xx/xxxx payment. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current unpaid principal balance is reflecting in the amount of $xx,xxx.xx.
Collections Comments:Current legal status of the loan is in active bankruptcy and due for xx/xx/xxxx payment. Foreclosure was initiated. The file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. Judgment was entered on xx/xx/xxxx. Service Completed on xx/xx/xxxx. However, FC was put on hold due to loss mitigation. No further details of FC noted.
Borrower filed bankruptcy under chapter xx Case #xx on xx/xx/xxxx and Plan was confirmed on xx/xx/xxxx. As per plan debtor supposed to pay the sum of $xxx per month for xx months.
Payment history shows, the loan is delinquent for more than xxx days. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current unpaid principal balance is reflecting in the amount of $xx,xxx.xx.
RFD due to House was under repairs and excessive obligations.
The loan was modified for x times since origination. The last modification was done on xx/xx/xxxx.
The borrower is making payments as per last modified terms.
Current occupancy status unable to determine.  The property had fire damages in xxxx. Comments show property had a loss due to fire on xx/xx/xxxx. The home was burned down. Actual damages details not provided.
An insurance claim has been filed on xx/xx/xxxx to xx with Claim # xx. A Cheque # xx received in the amount of $xxx,xxx.xx. Another Cheque # xx received in the amount of $xxxxx on x/xx/xxx. Comments also reflecting advance cheque in the amount of $xxx,xxx.xx sent on xx/xx/xxxx. The cheque was received on xx/xx/xxxx. The property was under repairs. No further details of repairs completed found.
Property inspection report completed on xx/xx/xxxx shows, the property may be vacant but does not look abandoned.  However, borrower called and said she is still living in the property.
The latest property inspection report is not available.

Foreclosure Comments:Foreclosure was initiated. The file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. Judgment was entered on xx/xx/xxxx. Service Completed on xx/xx/xxxx. However, FC was put on hold due to loss mitigation. No further details of FC noted.

Bankruptcy Comments:Borrower filed bankruptcy under chapter xx Case #xx on xx/xx/xxxx and Plan was confirmed on xx/xx/xxxx.  As per paln debtor supposed to pay sum of $xxx per month for xx months.
POC was filed on xx/xx/xxxx with amount of claim $xxx,xxx.xx and the arrearage amount is reflecting in the amount of  $xxxx.xx. MFR was filed on  xx/xx/xxxx.

The loan modification agreement was made between xx(borrower) and xx., on xx/xx/xxxx. As per the agreement, the new Modified UPB is $xx,xxx.xx and there is a deferred balance of $xxx,xxx.xx which is payable later. The interest bearing amount is $xx,xxx.xx. The interest rate will begin to accrue on the Interest bearing amount.
The first modified payment will be due on xx/xx/xxxx in the amount of $xxx.xx at the fixed interest rate of x.xx%.
The loan was modified x times before the current modification.
																																																																																			Credit Application Mortgage Insurance	xx	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "This is a FHA loan. MI certificate is required however, MI Certificate is missing from the loan file."	* Application Missing (Lvl 2) "The Final Loan Application is missing in loan file, however initial application is available dated xx/xx/2007."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82042435	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	Other	xx	?	????.??	??/??/????	xx	No	Bankruptcy	Chapter 13	xx	?	No	xx	Not Applicable	????.??	?.???%	180	xx	xx	Conventional	Fixed	Cash Out	72.289%	72.289%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	52.282%	First	Final policy	Not Applicable	Not Applicable	xx/xx/xxxx	xxxxxx.xx	xxxxx.x	x%	xxxx.x	xx/xx/xxxx	Financial Hardship	The subject mortgage is in other lien position. As per updated title report there is HOA Lien /COA Lien against the property as below:- x) HOA Lien /COA Lien against the property in the amount of $xxxx.xx for the favor of xx which is recorded on xx/xx/xxxx. x) HOA Lien /COA Lien against the property in the amount of $xxxxx.xx for the favor of xx which is recorded on xx/xx/xxxx. x) Assessment HOA Lien/ COA Lien against the borrower in the amount of $xxxx.xx for the favor of xx which is recorded on xx/xx/xxxx. x) HOA Foreclosure notice for the favor of xx in the amount of $xxxxx.xx which is recorded on xx/xx/xxxx. As per updated title report there is HOA Lien / COA Lien found against the borrower in the amount of $xxxx.xx for the favor of xx which is recorded on xx/xx/xxxx. As per updated title report there is xx junior civil judgment found against the borrower in the amount of $xxxxxx.xx. As updated title report taxes for the year of xxxx was paid in the amount of $xxx and abatement taxes for the year of xxxx was paid in the amount of $xxxx.xx and county taxes for the year of xxxxxst installment was paid in the amount of $xxx.xx. There is no prior years delinquent taxes found .	As per the review of payment history, the borrower is xxx+ day delinquent. The last payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx payment in the amount $x,xxx.xx. The next due date is xx/xx/xxxx. The payment was received as per modification agreement. As per payment history current UPB is $xxx,xxx.xx.	Collections Comments:Loan is currently in active Bankruptcy, Borrower has filed bankruptcy under Chapter xx, case # xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. As per chapter xx plan debtor shall pay to the trustee in the amount of $xxx.xx per months for the xx months. As per voluntary petition loan has to determined unsecured debt in the amount of $xxxxx.xx.
Available servicing comment and documents in file reveals foreclosure was initialed in loan by filing compliant x/xx/xxxxby attorney. In between FC process delayed due to loss mitigation efforts and prior bankruptcy filings. Due to filing of bankruptcy by borrower on xx/xx/xxxx FC process currently went on hold. No further details available.
As per the review of payment history, the borrower is xxx+ day delinquent. The last payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx payment in the amount $x,xxx.xx. The next due date is xx/xx/xxxx.  The payment was received as per modification agreement. As per payment history current UPB is $xxx,xxx.xx.
As per servicing comment subject property is occupant by borrower and good condition.
Foreclosure Comments:Available servicing comment and documents in file reveals foreclosure was initialed in loan by filing compliant x/xx/xxxxby attorney. In between FC process delayed due to loss mitigation efforts and prior bankruptcy filings. Due to filing of bankruptcy by borrower on xx/xx/xxxx FC process currently went on hold. No further details available.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. As per chaper xx plan debtor shall pay to the trustee in the amount of $xxx.xx per months for the xx months. As per voluntary petition loan has to determined unsecured debt in the amount of $xxxxx.xx.	This loan modification was done on xx/xx/xxxx between xx(Borrower) and xx, Inc. (Lender). The amortization type is fixed and new unpaid Principal balance is $xxx,xxx.xx and lender defer in the amount of $xx,xxx.xxwhich was paid on maturity date. As per modification agreement interest bearing amount is $xxx,xxx.xx and modification original rate is x.xxx %and Monthly P&I is $x,xxx.xx. The modification payment start date is xx/xx/xxxx and new maturity date is xx/xx/xxxx.	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA right of rescission test"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $79,044.31. The disclosed finance charge of $78,635.58 is not considered accurate because it is understated by more than $100.
Loan data is $78635.58 which is comparision with $79044.31 and variance is $408.73
This loan failed the TILA foreclosure rescission finance charge test.
 The finance charge is $79,044.31. The disclosed finance charge of $78,635.58 is not considered accurate for purposes of rescission because it is understated by more than $35.
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable